                                                             OMB APPROVAL
                                                      OMB Number:  3235-0570
                                                      Expires:  August 31, 2011
                                                      Estimated average burden
                                                      hours per response:  18.9

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                        811 - 02729
        -----------------------------------------------------------------------

                          Short-Term Investments Trust
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               11 Greenway Plaza, Suite 100 Houston, Texas 77046
-------------------------------------------------------------------------------
               (Address of principal executive offices)    (Zip code)

    Karen Dunn Kelley       11 Greenway Plaza, Suite 100  Houston, Texas  77046
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:    (713) 626 - 1919
                                                   ----------------------------

Date of fiscal year end:    8/31
                         -----------

Date of reporting period:  2/28/09
                         -----------

Item 1. Reports to Stockholders.

[INVESCO AIM LOGO]        CASH MANAGEMENT CLASS
 - SERVICE MARK -         SHORT-TERM INVESTMENTS TRUST (STIT)
                          Liquid Assets Portfolio
                          STIC Prime Portfolio
                          Treasury Portfolio
                          Government & Agency Portfolio
                          Government TaxAdvantage Portfolio
                          Tax-Free Cash Reserve Portfolio

                          Semiannual Report to Shareholders - February 28, 2009

                               [MOUNTAIN GRAPHIC]

2     Fund Data
3     Letters to Shareholders
4     Schedules of Investments
44    Financial Statements
51    Notes to Financial Statements
62    Financial Highlights
64    Fund Expenses

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

INVESCO AIM CASH MANAGEMENT IS A BRAND NAME ENCOMPASSING PRODUCTS AND SERVICES PROVIDED BY ONE OR MORE SUBSIDIARIES OF INVESCO LTD.

Unless otherwise stated, information presented in this report is as of February 28, 2009, and is based on total net assets. Unless otherwise stated, all data provided by Invesco Aim.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND DATA

CASH MANAGEMENT CLASS DATA AS OF 2/28/09

                                            YIELDS
                                      7-DAY SEC YIELDS
                                        HAD FEES NOT                WEIGHTED AVERAGE MATURITY
                                      BEEN WAIVED AND/OR           RANGE DURING
                            7-DAY       EXPENSES NOT      MONTHLY   REPORTING       AT REPORTING
FUND                      SEC YIELDS  BEEN REIMBURSED      YIELDS    PERIOD           PERIOD END  TOTAL NET ASSETS
Liquid Assets               0.89%          0.82%           0.93%      23 - 55 days     48 days      $3.3 billion
STIC Prime                  0.27           0.19            0.27        9 - 28 days     21 days       1.1 billion
Treasury                    0.20           0.12            0.22       27 - 54 days     31 days      12.8 billion
Government & Agency         0.47           0.43            0.53       15 - 47 days     30 days       1.5 billion
Government  TaxAdvantage    0.38           0.24            0.34       18 - 38 days     23 days      20.8 million
Tax-Free Cash Reserve       0.48           0.43            0.42       25 - 39 days     30 days     619.1 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invescoaim.com for the most recent month-end performance. Investment return will vary. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower. Monthly yields represent annualized results for the month, net of fees and expenses, and exclude any realized capital gains or losses.

2     SHORT-TERM INVESTMENTS TRUST

[CROCKETT PHOTO]

Bruce Crockett

Dear Fellow Shareholders:

Since my last letter, continuing troubles in the global economy and financial markets have negatively affected all investors. Even with the stimulus efforts, considerable anxiety remains about how, when and what kind of a recovery will occur. While no one likes to see investment values decline as sharply as they have recently in many global markets, we can find some consolation in the knowledge that our fund investments are more transparent, more comprehensively governed, and more closely regulated than most other kinds of investments.

      We want to take this opportunity to provide a brief update on our money market funds, which are committed to providing safety, liquidity and yield. These funds' conservative investment philosophy, in place for over 28 years, has served our clients well during this very difficult market environment. For example, since the start of the global credit and liquidity crisis in 2007:

     - All portfolios have maintained $1.00 net asset values (NAV) at all times in all of our money market funds;

     - All redemption requests were made without interruption in all of our money market funds;

     - Invesco Aim did not have to purchase any securities out of any money market fund;

     - Invesco Aim did not have to provide any form of capital support to any money market fund; and

     - No securities experienced downgrades below Tier 1 quality in any money market fund.

      Your Board has already begun the annual review and management contract renewal process with the continuing goal of making the AIM Funds one of the best and most cost-effective ways for you to invest.

      Please feel free to contact me in writing with your questions or concerns. You can send an email to me at bruce@brucecrockett.com.

Best regards,

/s/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

[KELLEY PHOTO]

Karen Dunn Kelley

Dear Shareholders:

As I write this letter, the turbulence and uncertainty that characterized financial and credit markets in 2008 continues -- and appears likely to continue for the foreseeable future. Global economic weakness, generally disappointing corporate earnings and credit market turmoil prompted investors to become increasingly risk averse during the six months ended February 28, 2009.

      At the same time investors were pouring money into the relative safety of short-term fixed-income instruments, such as money market funds, the U.S. Federal Reserve (the Fed), in concert with other central banks around the globe, was sharply reducing short-term interest rate targets in an effort to stimulate the economy. This increased demand for short-term fixed-income instruments, together with aggressive action by the Fed, caused money market yields to decline sharply during the reporting period.

      The extraordinary economic and market challenges we face have been met with extraordinary government actions intended to bolster investor confidence, provide much-needed liquidity to the credit markets and jumpstart the economy.

   Regardless of economic or market conditions, Invesco Aim Cash Management, part of Invesco Worldwide Fixed Income, continues to emphasize that safety is of paramount importance to the investment process for all of our money market funds. Our conservative investment philosophy, which has been in place for more than 28 years, has always focused on, and will always focus on, providing safety, liquidity and yield -- in that order -- to our money market fund investors.

   All of us at Invesco Aim Worldwide Fixed Income are dedicated to helping our clients achieve their short-term cash management needs. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Cash Management representatives at 800 659 1005.

Sincerely,

/s/ KAREN DUNN KELLEY

Karen Dunn Kelley
CEO, Invesco Worldwide Fixed Income

3     SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

February 28, 2009
(Unaudited)

LIQUID ASSETS PORTFOLIO



                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER-51.66%(a)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES-8.64%

  Amstel Funding Corp.(b)(c)                          2.65%     03/10/09    $    110,000    $   109,927,125
-----------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          2.90%     03/10/09         300,000        299,782,500
-----------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          1.75%     04/09/09          50,000         49,905,208
-----------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          2.30%     04/20/09         500,000        498,402,778
-----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                    0.60%     04/23/09         109,222        109,125,520
-----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                    0.75%     05/04/09         250,000        249,666,667
-----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                    0.75%     05/11/09         200,000        199,704,167
-----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                    0.75%     05/12/09         225,000        224,662,500
-----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                    0.75%     05/13/09         160,000        159,756,667
-----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                    0.75%     05/19/09         200,000        199,670,833
===========================================================================================================
                                                                                              2,100,603,965
===========================================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-9.16%

  Concord Minutemen Capital Co., LLC
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            1.45%     03/02/09          50,000         49,997,986
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            2.30%     03/02/09         200,000        199,987,222
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            2.30%     03/11/09         200,000        199,872,222
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            1.25%     05/22/09         200,000        199,430,556
-----------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            1.65%     03/02/09         175,000        174,991,979
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            2.30%     03/06/09         200,000        199,936,111
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            0.90%     03/23/09         100,000         99,945,000
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            0.90%     03/24/09          80,000         79,954,000
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            1.05%     04/13/09         100,000         99,874,583
-----------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC (CEP-Lloyds TSB Bank
     PLC)(b)(c)                                       0.50%     03/02/09         200,000        199,997,222
-----------------------------------------------------------------------------------------------------------
  Legacy Capital Co., LLC-Series A, (Multi
     CEP's-Liberty Hampshire Co., LLC; agent)(c)      2.40%     04/07/09         150,000        149,630,000
-----------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(c)                                      2.30%     03/09/09         114,000        113,941,734
-----------------------------------------------------------------------------------------------------------
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(c)                                      1.05%     04/01/09         100,000         99,909,583
-----------------------------------------------------------------------------------------------------------
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(c)                                      1.05%     04/02/09         100,000         99,906,667
-----------------------------------------------------------------------------------------------------------
  Liberty Street Funding LLC (CEP-Bank of Nova
     Scotia)(b)(c)                                    0.75%     05/15/09         100,000         99,843,750
-----------------------------------------------------------------------------------------------------------
  Variable Funding Capital Co., LLC
     (CEP-Wells Fargo Bank, N.A.)(c)                  1.44%     03/27/09         100,000         99,896,000
-----------------------------------------------------------------------------------------------------------
     (CEP-Wells Fargo Bank, N.A.)(c)                  0.55%     04/14/09           8,300          8,294,421
-----------------------------------------------------------------------------------------------------------
     (CEP-Wells Fargo Bank, N.A.)(c)                  0.55%     04/22/09          50,000         49,960,278
===========================================================================================================
                                                                                              2,225,369,314
===========================================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-14.59%

  Amsterdam Funding Corp.(c)                          0.85%     05/13/09         100,000         99,827,639
-----------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization, LLC(c)               0.60%     04/16/09         100,000         99,923,333
-----------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization, LLC(c)               0.60%     04/17/09         100,000         99,921,667
-----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

  Atlantic Asset Securitization, LLC(c)               0.62%     04/23/09    $    200,000    $   199,817,444
-----------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization, LLC(c)               0.65%     05/05/09         100,000         99,882,639
-----------------------------------------------------------------------------------------------------------
  Barton Capital, LLC(c)                              0.55%     04/02/09         100,097        100,048,064
-----------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(c)                          0.45%     03/25/09          98,364         98,334,491
-----------------------------------------------------------------------------------------------------------
  Clipper Receivables Co., LLC(c)                     0.70%     03/06/09         285,000        284,972,292
-----------------------------------------------------------------------------------------------------------
  Enterprise Funding Co., LLC(c)                      0.67%     05/20/09          72,024         71,916,764
-----------------------------------------------------------------------------------------------------------
  Falcon Asset Securitization Corp.(c)                0.50%     04/13/09         140,000        139,916,389
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.75%     03/17/09          90,000         89,970,000
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.70%     04/14/09          65,000         64,944,389
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.85%     04/20/09         100,312        100,193,576
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.90%     04/24/09         250,000        249,662,500
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.80%     04/28/09          65,000         64,916,222
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.80%     04/29/09         135,000        134,823,000
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.85%     05/05/09         175,000        174,731,424
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.90%     05/11/09         300,000        299,467,500
-----------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                      0.50%     03/03/09         150,000        149,995,833
-----------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                      0.55%     03/12/09         150,066        150,040,781
-----------------------------------------------------------------------------------------------------------
  Ranger Funding Co., LLC(c)                          0.68%     05/20/09          78,495         78,376,385
-----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(c)                      0.50%     03/25/09         118,000        117,960,667
-----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(c)                      0.60%     04/07/09         100,000         99,938,333
-----------------------------------------------------------------------------------------------------------
  Thames Asset Global Securitization No. 1,
     Inc.(b)(c)                                       0.65%     03/12/09         219,392        219,348,426
-----------------------------------------------------------------------------------------------------------
  Thames Asset Global Securitization No. 1,
     Inc.(b)(c)                                       0.70%     03/17/09          86,399         86,372,120
-----------------------------------------------------------------------------------------------------------
  Tulip Funding Corp.(b)(c)                           0.80%     04/23/09          80,194         80,099,549
-----------------------------------------------------------------------------------------------------------
  Yorktown Capital LLC(c)                             0.65%     04/23/09          90,525         90,438,373
===========================================================================================================
                                                                                              3,545,839,800
===========================================================================================================


ASSET-BACKED SECURITIES-SECURITIES-6.43%

  Aspen Funding Corp.(c)                              1.85%     03/05/09         150,000        149,969,167
-----------------------------------------------------------------------------------------------------------
  Aspen Funding Corp.(c)                              0.92%     04/23/09         100,000         99,864,555
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         1.20%     03/11/09         165,000        164,945,000
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         1.40%     03/20/09         150,000        149,889,167
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         0.90%     04/07/09          45,000         44,958,375
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         0.90%     04/21/09         143,035        142,852,630
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         1.00%     04/22/09         100,000         99,855,556
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         1.00%     04/24/09          40,000         39,940,000
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         1.05%     04/27/09          95,000         94,842,062
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         1.05%     05/07/09         140,000        139,726,417
-----------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(c)                            0.92%     04/24/09         100,000         99,862,000
-----------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd/Corp.(b)(c)                       0.70%     03/02/09          95,000         94,998,153
-----------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd/Corp.(b)(c)                       1.85%     03/02/09         140,000        139,992,805
-----------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd/Corp.(b)(c)                       1.05%     04/06/09         100,000         99,895,000
===========================================================================================================
                                                                                              1,561,590,887
===========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-0.33%

  Market Street Funding LLC(c)                        0.33%     03/02/09    $     80,840    $    80,839,259
===========================================================================================================


CONSUMER FINANCE-0.82%

  HSBC Finance Corp.                                  2.05%     03/10/09         200,000        199,897,500
===========================================================================================================


DIVERSIFIED BANKS-8.09%

  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)         0.82%     04/13/09          50,000         49,951,028
-----------------------------------------------------------------------------------------------------------
  Bank of Nova Scotia(b)                              0.77%     05/11/09         160,000        159,757,022
-----------------------------------------------------------------------------------------------------------
  BNP Paribas Finance Inc.(b)                         1.01%     06/19/09          50,000         49,845,695
-----------------------------------------------------------------------------------------------------------
  Calyon North America Inc.(b)                        2.65%     03/13/09          58,250         58,198,546
-----------------------------------------------------------------------------------------------------------
  Calyon North America Inc.(b)                        1.46%     08/18/09         100,000         99,310,556
-----------------------------------------------------------------------------------------------------------
  ING (US) Funding LLC(b)                             0.60%     03/13/09         100,000         99,980,000
-----------------------------------------------------------------------------------------------------------
  ING (US) Funding LLC(b)                             1.30%     04/06/09         175,000        174,772,500
-----------------------------------------------------------------------------------------------------------
  ING (US) Funding LLC(b)                             0.64%     04/09/09         120,000        119,916,800
-----------------------------------------------------------------------------------------------------------
  Landesbank Baden-Wurttemberg(b)                     0.55%     03/12/09         175,000        174,970,590
-----------------------------------------------------------------------------------------------------------
  Lloyds TSB Bank PLC(b)                              2.00%     03/05/09         126,510        126,481,887
-----------------------------------------------------------------------------------------------------------
  Rabobank USA Financial Corp.(b)                     0.74%     05/11/09         110,000        109,839,461
-----------------------------------------------------------------------------------------------------------
  Santander Central Hispano Finance (Delaware)
     Inc.(b)                                          1.10%     06/09/09          70,000         69,786,111
-----------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             1.94%     03/06/09         175,000        174,952,847
-----------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             0.60%     04/14/09         150,000        149,890,000
-----------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             0.65%     04/20/09         150,000        149,864,583
-----------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             0.95%     05/04/09         200,000        199,662,222
===========================================================================================================
                                                                                              1,967,179,848
===========================================================================================================


LIFE & HEALTH INSURANCE-1.03%

  Metlife Short Term Funding, LLC(c)                  0.65%     03/06/09         250,000        249,977,431
===========================================================================================================


PACKAGED FOODS & MEATS-0.41%

  Nestle Capital Corp.(b)(c)                          0.70%     10/06/09         100,000         99,574,167
===========================================================================================================


REGIONAL BANKS-2.16%

  Abbey National North America LLC(b)                 0.51%     03/16/09         200,000        199,957,500
-----------------------------------------------------------------------------------------------------------
  ANZ National (Int'l) Ltd.(b)(c)                     0.75%     04/14/09         125,000        124,885,417
-----------------------------------------------------------------------------------------------------------
  ANZ National (Int'l) Ltd.(b)(c)                     0.76%     04/20/09         100,000         99,894,445
-----------------------------------------------------------------------------------------------------------
  ANZ National (Int'l) Ltd.(b)(c)                     1.09%     05/05/09         100,000         99,803,194
===========================================================================================================
                                                                                                524,540,556
===========================================================================================================
     Total Commercial Paper (Cost $12,555,412,727)                                           12,555,412,727
===========================================================================================================



CERTIFICATES OF DEPOSIT-24.46%

  Abbey National Treasury Services PLC(d)             0.87%     07/15/09         100,000        100,003,510
-----------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.63%     03/09/09          85,000         85,000,187
-----------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.13%     04/14/09         100,000        100,001,213
-----------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               1.75%     04/15/09         150,000        150,001,864
-----------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.27%     05/11/09         150,000        150,002,931
-----------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               1.67%     06/18/09         150,000        150,004,503
-----------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               1.12%     08/19/09         100,000        100,004,724
-----------------------------------------------------------------------------------------------------------
  Bank of Nova Scotia                                 0.60%     04/06/09          50,000         50,000,499
-----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

  Bank of Nova Scotia (United Kingdom)(b)             0.82%     05/18/09    $    100,000    $   100,002,162
-----------------------------------------------------------------------------------------------------------
  Bank of Nova Scotia                                 0.75%     06/24/09         100,000        100,003,187
-----------------------------------------------------------------------------------------------------------
  BNP Paribas                                         0.91%     05/05/09         100,000        100,001,801
-----------------------------------------------------------------------------------------------------------
  BNP Paribas                                         1.42%     05/22/09         150,000        150,003,397
-----------------------------------------------------------------------------------------------------------
  BNP Paribas                                         1.74%     06/18/09         150,000        150,004,503
-----------------------------------------------------------------------------------------------------------
  BNP Paribas                                         1.08%     07/09/09          30,000         30,018,873
-----------------------------------------------------------------------------------------------------------
  BNP Paribas                                         1.21%     08/17/09         150,000        150,006,999
-----------------------------------------------------------------------------------------------------------
  BNP Paribas                                         1.20%     08/19/09         100,000        100,000,000
-----------------------------------------------------------------------------------------------------------
  BNP Paribas (United Kingdom)(b)                     1.00%     07/13/09         100,000        100,003,703
-----------------------------------------------------------------------------------------------------------
  BNP Paribas (United Kingdom)(b)                     1.20%     07/29/09         100,000        100,004,142
-----------------------------------------------------------------------------------------------------------
  Calyon(d)                                           2.41%     03/11/09         100,000        100,000,000
-----------------------------------------------------------------------------------------------------------
  Calyon                                              2.00%     04/20/09         200,000        200,000,000
-----------------------------------------------------------------------------------------------------------
  Calyon                                              1.15%     05/20/09          50,000         50,000,000
-----------------------------------------------------------------------------------------------------------
  Calyon                                              1.25%     06/08/09         200,000        200,000,000
-----------------------------------------------------------------------------------------------------------
  Calyon                                              1.84%     06/29/09         100,000        100,003,303
-----------------------------------------------------------------------------------------------------------
  Calyon                                              0.90%     07/14/09          50,000         50,001,867
-----------------------------------------------------------------------------------------------------------
  Calyon                                              1.30%     07/29/09         100,000        100,000,000
-----------------------------------------------------------------------------------------------------------
  Calyon                                              1.41%     08/11/09         200,000        200,008,991
-----------------------------------------------------------------------------------------------------------
  Credit Suisse(d)                                    2.24%     06/16/09          50,000         49,994,616
-----------------------------------------------------------------------------------------------------------
  HSBC Bank PLC (United Kingdom)(b)                   1.03%     04/02/09         150,000        150,001,330
-----------------------------------------------------------------------------------------------------------
  HSBC Bank PLC (United Kingdom)(b)                   1.46%     10/09/09         100,000        100,006,100
-----------------------------------------------------------------------------------------------------------
  Landesbank Baden-Wurttemberg                        0.57%     03/20/09         150,000        150,000,848
-----------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(b)    1.00%     04/07/09         150,000        150,001,538
-----------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(b)    0.81%     05/12/09         175,000        175,003,493
-----------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(b)    0.82%     05/18/09         100,000        100,002,162
-----------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  3.02%     03/09/09          50,500         50,526,497
-----------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  2.92%     03/16/09          50,000         50,033,447
-----------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  0.76%     05/11/09         150,000        150,002,953
-----------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  0.95%     08/19/09         150,000        150,007,091
-----------------------------------------------------------------------------------------------------------
  Royal Bank of Canada                                0.60%     05/26/09         100,000        100,000,000
-----------------------------------------------------------------------------------------------------------
  Royal Bank of Canada(d)                             2.12%     12/16/09         150,000        150,000,000
-----------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC(d)                       0.75%     08/06/09         250,000        250,000,000
-----------------------------------------------------------------------------------------------------------
  Societe Generale                                    1.00%     05/11/09         125,000        125,000,000
-----------------------------------------------------------------------------------------------------------
  Societe Generale (United Kingdom)(b)                0.93%     04/02/09         100,000        100,000,887
-----------------------------------------------------------------------------------------------------------
  Societe Generale (United Kingdom)(b)                0.76%     05/15/09         130,000        130,002,027
-----------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B.(d)                       1.73%     07/08/09         100,000        100,000,000
-----------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B.(d)                       1.60%     08/26/09         150,000        150,000,000
-----------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                               2.05%     06/16/09         150,000        150,004,412
-----------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                               1.90%     10/02/09         125,000        125,007,360
-----------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                               1.85%     10/05/09         100,000        100,005,971
-----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

  Toronto-Dominion Bank                               1.51%     11/12/09    $     75,000    $    75,005,271
-----------------------------------------------------------------------------------------------------------
  Westpac Banking Corp.                               1.22%     04/16/09         150,000        150,001,909
===========================================================================================================
     Total Certificates of Deposit (Cost
       $5,945,690,271)                                                                        5,945,690,271
===========================================================================================================



MEDIUM-TERM NOTES-6.92%

  Bank of America Corp., Sr. Unsec. Floating Rate
     MTN(d)                                           1.59%     03/24/09         239,910        239,907,708
-----------------------------------------------------------------------------------------------------------
  BBVA U.S. Senior, S.A. Unipersonal, Sr. Unsec.
     Gtd. Unsub. Floating Rate MTN(b)(c)(d)           1.21%     04/17/09         145,000        145,040,088
-----------------------------------------------------------------------------------------------------------
  ING Bank N.V., Sr. Unsec. Floating Rate
     MTN(b)(c)(d)                                     2.22%     09/16/09         100,000        100,000,000
-----------------------------------------------------------------------------------------------------------
  National City Corp., Sr. Unsec. Floating Rate
     MTN(d)                                           1.54%     03/20/09         139,000        139,021,128
-----------------------------------------------------------------------------------------------------------
  Procter & Gamble International Funding S.C.A.,
     Sr. Unsec. Gtd. Floating Rate MTN(d)             1.49%     02/08/10          80,000         80,000,000
-----------------------------------------------------------------------------------------------------------
  Rabobank Nederland, Series 1537 A, Sr. Floating
     Rate MTN(b)(c)(d)                                1.41%     04/06/09         100,000         99,995,583
-----------------------------------------------------------------------------------------------------------
  Royal Bank of Canada, Series C, Sr. Unsec.
     Floating Rate MTN(d)                             1.29%     07/15/09         150,000        150,000,000
-----------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp., Series B, Floating
     Rate MTN(d)                                      0.72%     08/03/09         150,000        150,000,000
-----------------------------------------------------------------------------------------------------------
  Wachovia Bank N.A., Sr. Unsec. Floating Rate
     MTN(d)                                           1.54%     03/23/09         302,026        302,163,540
-----------------------------------------------------------------------------------------------------------
  Wells Fargo & Co., Sr. Unsec. Floating Rate
     Global MTN(d)                                    0.44%     05/01/09          25,000         24,985,295
-----------------------------------------------------------------------------------------------------------
  Wells Fargo Bank, N.A., Sr. Unsec. Floating Rate
     MTN(d)                                           0.91%     09/08/09         250,000        250,000,000
===========================================================================================================
     Total Medium-Term Notes (Cost $1,681,113,342)                                            1,681,113,342
===========================================================================================================



TIME DEPOSITS-2.11%

  ABN-Amro (Cayman Islands)(b)                        0.22%     03/02/09         337,470        337,470,222
-----------------------------------------------------------------------------------------------------------
  Societe Generale (Cayman Islands)(b)                0.22%     03/02/09         175,000        175,000,000
===========================================================================================================
     Total Time Deposits (Cost $512,470,222)                                                    512,470,222
===========================================================================================================



VARIABLE RATE DEMAND NOTES-1.98%(e)

LETTER OF CREDIT ENHANCED-1.98%(F)

  Atlanticare Health Services, Inc.; Series 2003,
     Taxable Bonds (LOC-Wells Fargo Bank, N.A.)       1.00%     10/01/33          16,190         16,190,000
-----------------------------------------------------------------------------------------------------------
  Baltimore (City of), Maryland (Baltimore City
     Parking System Facilities); Series 2008, Ref.
     Taxable RB (LOC-Bank of America, N.A.)           1.00%     07/01/32          23,000         23,000,000
-----------------------------------------------------------------------------------------------------------
  Benjamin Rose Institute (The) (Kethley House);
     Series 2005, Taxable Notes (LOC-JPMorgan
     Chase Bank, N.A.)                                2.23%     12/01/28           1,828          1,828,000
-----------------------------------------------------------------------------------------------------------
  Centerville (City of), Ohio (Bethany Lutheran
     Village Continuing Care Facility Expansion);
     Series 2007 B, Health Care RB (LOC-PNC Bank,
     N.A.)                                            0.60%     11/01/40          22,270         22,270,000
-----------------------------------------------------------------------------------------------------------
  Chattanooga (City of), Tennessee Industrial
     Development Board (BlueCross BlueShield of
     Tennessee Corporate Campus); Series 2008,
     Taxable IDR (LOC-Bank of America, N.A.)          0.85%     01/01/28         101,000        101,000,000
-----------------------------------------------------------------------------------------------------------
  Hillsborough Community College Foundation, Inc.
     (The); Series 2006, Student Housing RB
     (LOC-Bank of America, N.A.)                      0.61%     12/01/33          14,010         14,010,000
-----------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Fenwick High School); Series 1997,
     RB (LOC-JPMorgan Chase Bank, N.A.)               0.63%     03/01/32          10,800         10,800,000
-----------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Revolving Fund Pooled Financing Program);
     Series 1985 C, RB (LOC-JPMorgan Chase Bank,
     N.A.)                                            0.63%     08/01/15          37,650         37,650,000
-----------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Indiana Historical Society, Inc.); Series
     1997, Educational Facilities RB (LOC-JPMorgan
     Chase Bank, N.A.)                                0.63%     08/01/31          14,900         14,900,000
-----------------------------------------------------------------------------------------------------------
  Indiana (State of) Health and Educational
     Facility Financing Authority (Howard Regional
     Health System); Series 2005, Hospital RB
     (LOC- Harris N.A.)                               0.65%     01/01/35          10,000         10,000,000
-----------------------------------------------------------------------------------------------------------
  JPV Capital, LLC (Towers Partners, LLC/Rose
     Street Partners, LLC/515 Michigan Street
     Partners, LLC); Series 1999-A, Taxable Notes
     (LOC- Wells Fargo Bank, N.A.)                    1.50%     12/01/39           5,050          5,050,000
-----------------------------------------------------------------------------------------------------------
  Lucas (County of) Ohio (ProMedica Healthcare
     System); Series 2008 A, Hospital RB (LOC-UBS
     AG)(b)                                           0.72%     11/15/34          21,900         21,900,000
-----------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (Federation of American Societies for
     Experimental Biology); Series 2008, RB
     (LOC-Wells Fargo Bank, N.A.)                     0.61%     07/01/38          15,500         15,500,000
-----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Massachusetts (State of) Development Finance
     Agency (Clark University); Series 2008, RB
     (LOC-TD Bank, N.A.)                              0.53%     10/01/38    $     16,185    $    16,185,000
-----------------------------------------------------------------------------------------------------------
  Mississippi (State of) Development Bank
     (Harrison (County of)); Series 2008 B, Ref.
     Taxable Special Obligation GO Bonds (LOC-Bank
     of America, N.A.)                                0.85%     10/01/31          14,165         14,165,000
-----------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Educational
     Facilities Authority (RiverWoods Co. at
     Exeter, New Hampshire); Series 2008, RB
     (LOC-Bank of America, N.A.)                      0.57%     03/01/38          15,000         15,000,000
-----------------------------------------------------------------------------------------------------------
  NGSP, Inc.; Series 2006, Sec. Taxable RB
     (LOC-Bank of America, N.A.)                      0.85%     06/01/46          52,350         52,350,000
-----------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Sisters of Charity
     Providence Hospitals); Series 2002, Hospital
     RB (LOC-Wells Fargo Bank, N.A.)                  0.62%     11/01/32          36,670         36,670,000
-----------------------------------------------------------------------------------------------------------
  Southeastern California Conference of Seventh-
     Day Adventists; Series 2008, Taxable RB
     (LOC-Bank of America, N.A.)                      1.05%     06/01/25          10,125         10,125,000
-----------------------------------------------------------------------------------------------------------
  Southglenn Metropolitan District; Series 2007,
     Special RB (LOC-BNP Paribas)(b)                  0.67%     12/01/30          27,950         27,950,000
-----------------------------------------------------------------------------------------------------------
  Wilmington (City of), Delaware (Delaware Art
     Museum, Inc.); Series 2003, RB (LOC-Wells
     Fargo Bank, N.A.)                                0.63%     10/01/37          14,800         14,800,000
===========================================================================================================
     Total Variable Rate Demand Notes (Cost
       $481,343,000)                                                                            481,343,000
===========================================================================================================



PROMISSORY NOTES-0.93%

  Goldman Sachs Group Inc. (Acquired 01/23/09;
     Cost $225,000,000)(c)                            0.64%     05/28/09         225,000        225,000,000
===========================================================================================================



U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-0.82%

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-0.82%

  Unsec. Floating Rate Global Notes(d)                1.25%     07/12/10         100,000        100,000,000
-----------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate MTN(d)                         0.59%     01/08/10         100,000        100,000,000
===========================================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $200,000,000)                                                           200,000,000
===========================================================================================================



U.S. TREASURY BILLS-0.82%

  U.S. Treasury Bills(a) (Cost $199,710,583)          0.35%     07/30/09         200,000        199,710,583
===========================================================================================================



FUNDING AGREEMENTS-0.41%

  MetLife Insurance Co. of Connecticut, Floating
     Rate (Acquired 08/27/07; Cost
     $100,000,000)(c)(d)                              1.71%     09/25/09         100,000        100,000,000
===========================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-90.11% (Cost $21,900,740,145)                                                  21,900,740,145
===========================================================================================================


                                                                             REPURCHASE
                                                                               AMOUNT

REPURCHASE AGREEMENTS-9.86%(g)

  Barclays Capital Inc., Joint agreement dated
     02/27/09, aggregate maturing value
     $1,898,147,828 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,936,067,768; 0%-5.50%, 03/05/09-
     12/14/22)                                        0.27%     03/02/09     544,471,449        544,459,199
-----------------------------------------------------------------------------------------------------------


  Barclays Capital Inc., Joint agreement dated
     02/27/09, aggregate maturing value
     $1,915,375,672 (collateralized by U.S.
     Treasury obligations valued at
     $1,953,640,922; 1.13%-8.13%, 12/15/10-
     05/15/30)                                        0.26%     03/02/09     930,651,734        930,631,570
-----------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Joint agreement
     dated 02/27/09, aggregate maturing value
     $1,000,022,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,020,003,099; 0%-6.63%, 04/03/09-
     11/23/35)                                        0.27%     03/02/09     225,005,062        225,000,000
-----------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Joint agreement
     dated 02/27/09, aggregate maturing value
     $200,008,542 (collateralized by U.S.
     Government sponsored agency and Corporate
     obligations valued at $210,000,000; 0%-6.73%,
     01/19/25-02/25/47)(b)                            0.51%     03/02/09     194,711,901        194,703,586
-----------------------------------------------------------------------------------------------------------
  Deutsche Bank Securities Inc., Joint agreement
     dated 02/27/09, aggregate maturing value
     $250,006,042 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $255,000,001; 4.50%-7.00%,
     01/01/19-01/01/39)                               0.29%     03/02/09      77,659,269         77,657,392
-----------------------------------------------------------------------------------------------------------
  Societe Generale, Joint agreement dated
     02/27/09, aggregate maturing value
     $1,000,022,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,020,000,666; 0%-7.00%, 03/03/09-
     08/06/38)                                        0.27%     03/02/09     225,005,063        225,000,000
-----------------------------------------------------------------------------------------------------------
  UBS Securities LLC, Joint agreement dated
     02/27/09, aggregate maturing value
     $800,016,667 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $816,002,665; 0%-8.88%, 07/15/18-
     07/15/29)                                        0.25%     03/02/09     100,002,083        100,000,000
-----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                    INTEREST    MATURITY     REPURCHASE
                                                      RATE        DATE         AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

  Wachovia Capital Markets, LLC, Joint agreement
     dated 02/27/09, aggregate maturing value
     $150,007,656 (collateralized by Corporate
     obligations valued at $157,500,000; 0%-2.10%,
     04/30/12-03/15/28)                               0.61%     03/02/09    $100,128,871    $   100,123,761
===========================================================================================================
     Total Repurchase Agreements (Cost
       $2,397,575,508)                                                                        2,397,575,508
===========================================================================================================
TOTAL INVESTMENTS(h)(i)-99.97% (Cost
  $24,298,315,653)                                                                           24,298,315,653
===========================================================================================================
OTHER ASSETS LESS LIABILITIES-0.03%                                                               7,490,825
===========================================================================================================
NET ASSETS-100.00%                                                                          $24,305,806,478
___________________________________________________________________________________________________________
===========================================================================================================




Investment Abbreviations:

CEP     - Credit Enhancement Provider
GO      - General Obligation Bonds
Gtd.    - Guaranteed
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
MTN     - Medium-Term Notes
Ref.    - Refunding
RB      - Revenue Bonds
Sr.     - Senior
Unsec.  - Unsecured
Unsub.  - Unsubordinated


Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 14.48%; United Kingdom: 11.17%; other countries less than 5% each: 12.19%.
(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2009 was $10,908,364,578, which represented 44.88% of the Fund's Net Assets.
(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2009.
(e) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2009.
(f) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)   Principal amount equals value at period end. See Note 1K.
(h) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.
(i)   Also represents cost for federal income tax purposes.

FUND COMPOSITION BY MATURITY

In days, as of 2/28/09



-------------------------------------------------------------------------
1-7                                                                  27.0%
-------------------------------------------------------------------------
8-30                                                                 17.8
-------------------------------------------------------------------------
31-90                                                                43.4
-------------------------------------------------------------------------
91-180                                                                9.7
-------------------------------------------------------------------------
181+                                                                  2.1
_________________________________________________________________________
=========================================================================



The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

February 28, 2009
(Unaudited)

STIC PRIME PORTFOLIO



                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
----------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER-87.86%(a)

ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-9.58%

  Old Line Funding, LLC(b)                            0.25%     03/02/09    $     96,410    $   96,409,330
----------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                            0.35%     03/06/09          72,435        72,431,479
----------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                            0.30%     03/13/09         150,000       149,985,000
----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         0.45%     03/04/09          50,000        49,998,125
----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         0.45%     03/13/09          36,285        36,279,557
----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         0.43%     03/16/09          28,266        28,260,936
----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         0.48%     03/20/09          73,000        72,981,507
----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         0.55%     04/06/09          37,530        37,509,358
----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         0.55%     04/08/09          90,000        89,947,750
----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         0.45%     04/13/09          16,938        16,928,896
==========================================================================================================
                                                                                               650,731,938
==========================================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-20.69%

  Concord Minutemen Capital Co., LLC-Series A,
     (Multi CEP's-Liberty Hampshire Co., LLC;
     agent)(b)                                        0.85%     03/16/09          60,000        59,978,750
----------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                            0.90%     03/23/09         100,000        99,945,000
----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                            0.90%     03/24/09          45,000        44,974,125
----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                            0.85%     03/27/09          90,000        89,944,750
----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                            1.05%     04/13/09         100,000        99,874,583
----------------------------------------------------------------------------------------------------------
  Kitty Hawk Funding Corp. (CEP-Bank of America,
     N.A.)(b)                                         0.29%     03/12/09          30,000        29,997,388
----------------------------------------------------------------------------------------------------------
  Legacy Capital Co., LLC
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                            1.05%     04/13/09          85,000        84,893,396
----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                            1.05%     04/14/09          80,000        79,897,333
----------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(b)                                      0.95%     03/17/09         130,000       129,945,111
----------------------------------------------------------------------------------------------------------
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(b)                                      1.05%     04/01/09          60,000        59,945,750
----------------------------------------------------------------------------------------------------------
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(b)                                      1.05%     04/13/09         100,000        99,874,583
----------------------------------------------------------------------------------------------------------
  Ticonderoga Funding LLC (CEP-Bank of America,
     N.A.)(b)                                         0.50%     03/19/09         220,600       220,544,850
----------------------------------------------------------------------------------------------------------
  Variable Funding Capital Co., LLC
     (CEP-Wells Fargo Bank, N.A.)(b)                  0.50%     03/06/09         200,000       199,986,111
----------------------------------------------------------------------------------------------------------
     (CEP-Wells Fargo Bank, N.A.)(b)                  0.40%     03/27/09          50,000        49,985,556
----------------------------------------------------------------------------------------------------------
     (CEP-Wells Fargo Bank, N.A.)(b)                  0.50%     04/27/09          55,872        55,827,768
==========================================================================================================
                                                                                             1,405,615,054
==========================================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-23.98%

  Amsterdam Funding Corp.(b)                          0.55%     03/05/09          25,000        24,998,472
----------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          0.75%     04/14/09          40,000        39,963,333
----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

  Atlantic Asset Securitization, LLC(b)               0.30%     03/03/09    $    100,000    $   99,998,333
----------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization, LLC(b)               0.50%     03/20/09         100,000        99,973,611
----------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization, LLC(b)               0.55%     04/13/09          70,000        69,954,014
----------------------------------------------------------------------------------------------------------
  Barton Capital, LLC(b)                              0.30%     03/05/09          90,000        89,997,000
----------------------------------------------------------------------------------------------------------
  Barton Capital, LLC(b)                              0.30%     03/09/09          99,000        98,993,400
----------------------------------------------------------------------------------------------------------
  Barton Capital, LLC(b)                              0.40%     03/10/09          35,000        34,996,500
----------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(b)                          0.45%     03/25/09          72,000        71,978,400
----------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(b)                          0.55%     04/02/09          50,000        49,975,556
----------------------------------------------------------------------------------------------------------
  Edison Asset Securitization, LLC(b)                 0.30%     03/27/09          45,000        44,990,250
----------------------------------------------------------------------------------------------------------
  Edison Asset Securitization, LLC(b)                 0.50%     04/21/09          38,000        37,973,083
----------------------------------------------------------------------------------------------------------
  Enterprise Funding Co., LLC(b)                      0.60%     04/02/09          70,000        69,962,667
----------------------------------------------------------------------------------------------------------
  Falcon Asset Securitization Corp.(b)                0.30%     03/04/09          77,000        76,998,075
----------------------------------------------------------------------------------------------------------
  Falcon Asset Securitization Corp.(b)                0.50%     04/09/09          70,000        69,962,084
----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 0.50%     03/03/09          78,000        77,997,833
----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 0.40%     03/06/09          25,000        24,998,611
----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 0.45%     03/06/09          68,000        67,995,750
----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 0.35%     03/13/09          90,000        89,989,500
----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 0.70%     04/16/09          60,000        59,946,333
----------------------------------------------------------------------------------------------------------
  Ranger Funding Co., LLC(b)                          0.30%     03/02/09          72,040        72,039,403
----------------------------------------------------------------------------------------------------------
  Ranger Funding Co., LLC(b)                          0.60%     04/03/09          55,060        55,029,717
----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                      0.55%     03/04/09          50,000        49,997,708
----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                      0.35%     03/06/09         100,000        99,995,139
----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                      0.30%     03/09/09          50,000        49,996,667
==========================================================================================================
                                                                                             1,628,701,439
==========================================================================================================


ASSET-BACKED SECURITIES-SECURITIES-5.04%

  Aspen Funding Corp.(b)                              0.60%     03/05/09          62,358        62,353,843
----------------------------------------------------------------------------------------------------------
  Aspen Funding Corp.(b)                              0.70%     03/16/09          70,000        69,979,583
----------------------------------------------------------------------------------------------------------
  Aspen Funding Corp.(b)                              0.80%     04/02/09         100,000        99,928,889
----------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(b)                            0.60%     03/20/09         110,000       109,965,166
==========================================================================================================
                                                                                               342,227,481
==========================================================================================================


ASSET-BACKED SECURITIES-TRADE RECEIVABLES-3.83%

  CAFCO, LLC(b)                                       0.62%     03/18/09         130,000       129,961,939
----------------------------------------------------------------------------------------------------------
  CAFCO, LLC(b)                                       0.62%     03/19/09         130,000       129,959,700
==========================================================================================================
                                                                                               259,921,639
==========================================================================================================


CONSUMER FINANCE-6.33%

  HSBC Finance Corp.                                  0.40%     03/05/09         100,000        99,995,555
----------------------------------------------------------------------------------------------------------
  HSBC Finance Corp.                                  0.35%     03/11/09          50,000        49,995,139
----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
----------------------------------------------------------------------------------------------------------
CONSUMER FINANCE-(CONTINUED)

  Toyota Motor Credit Corp.                           0.35%     03/25/09    $    100,000    $   99,976,667
----------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           0.40%     03/26/09         180,000       179,950,000
==========================================================================================================
                                                                                               429,917,361
==========================================================================================================


INTEGRATED OIL & GAS-4.41%

  Chevron Corp.                                       0.34%     03/27/09         100,000        99,975,444
----------------------------------------------------------------------------------------------------------
  Chevron Corp.                                       0.43%     04/02/09         100,000        99,961,778
----------------------------------------------------------------------------------------------------------
  Chevron Corp.                                       0.43%     04/03/09         100,000        99,960,583
==========================================================================================================
                                                                                               299,897,805
==========================================================================================================


LIFE & HEALTH INSURANCE-4.64%

  Metlife Short Term Funding, LLC(b)                  0.67%     03/02/09         100,000        99,998,139
----------------------------------------------------------------------------------------------------------
  Metlife Short Term Funding, LLC(b)                  0.68%     03/03/09          65,000        64,997,544
----------------------------------------------------------------------------------------------------------
  Metlife Short Term Funding, LLC(b)                  0.58%     03/04/09         100,000        99,995,167
----------------------------------------------------------------------------------------------------------
  Metlife Short Term Funding, LLC(b)                  0.85%     03/18/09          50,000        49,979,931
==========================================================================================================
                                                                                               314,970,781
==========================================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-4.86%

  General Electric Capital Services Inc.              0.20%     03/13/09         100,000        99,993,333
----------------------------------------------------------------------------------------------------------
  General Electric Capital Services Inc.              0.33%     03/24/09         100,000        99,978,917
----------------------------------------------------------------------------------------------------------
  General Electric Capital Services Inc.              0.55%     04/13/09         130,000       129,914,597
==========================================================================================================
                                                                                               329,886,847
==========================================================================================================


SOFT DRINKS-4.50%

  Coca-Cola Co.(b)                                    0.20%     03/05/09         125,000       124,997,223
----------------------------------------------------------------------------------------------------------
  Coca-Cola Co.(b)                                    0.35%     04/03/09          91,000        90,970,804
----------------------------------------------------------------------------------------------------------
  Coca-Cola Co.(b)                                    0.40%     04/13/09          89,600        89,557,191
==========================================================================================================
                                                                                               305,525,218
==========================================================================================================
     Total Commercial Paper (Cost $5,967,395,563)                                            5,967,395,563
==========================================================================================================



CERTIFICATES OF DEPOSIT-3.53%

  Chase Bank USA, N.A.                                0.25%     03/12/09         100,000       100,000,000
----------------------------------------------------------------------------------------------------------
  Chase Bank USA, N.A.                                0.25%     03/13/09         100,000       100,000,000
----------------------------------------------------------------------------------------------------------
  Chase Bank USA, N.A.                                0.50%     04/09/09          40,000        40,000,000
==========================================================================================================
     Total Certificates of Deposit (Cost
       $240,000,000)                                                                           240,000,000
==========================================================================================================



MEDIUM-TERM NOTE-1.77%

  JP Morgan Chase & Co., Sr. Unsec. Floating Rate
     MTN(c)                                           1.47%     04/03/09          95,566        95,646,038
----------------------------------------------------------------------------------------------------------
  Wachovia Bank N.A., Sr. Unsec. Floating Rate
     MTN(c)                                           1.54%     03/23/09          25,000        25,015,063
==========================================================================================================
     Total Medium-Term Notes (Cost $120,661,101)                                               120,661,101
==========================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-93.16% (Cost $6,328,056,664)                                                   6,328,056,664
==========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                    INTEREST    MATURITY     REPURCHASE
                                                      RATE        DATE         AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-6.86%(d)

  Barclays Capital Inc., Joint agreement dated
     02/27/09, aggregate maturing value
     $1,898,147,828 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,936,067,768; 0%-5.50%, 03/05/09-
     12/14/22),                                       0.27%     03/02/09    $140,725,280    $  140,722,114
----------------------------------------------------------------------------------------------------------
  RBC Capital Markets Corp., Agreement dated
     02/27/09 maturing value $325,007,854
     (collateralized by U.S. Government sponsored
     agency obligations valued at $331,500,000;
     4.50%-5.50%, 06/01/37-02/15/39),                 0.29%     03/02/09     325,007,854       325,000,000
==========================================================================================================
     Total Repurchase Agreements (Cost
       $465,722,114)                                                                           465,722,114
==========================================================================================================
TOTAL INVESTMENTS-100.02% (Cost
  $6,793,778,778)(e)(f)                                                                      6,793,778,778
==========================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.02)%                                                           (1,668,214)
==========================================================================================================
NET ASSETS-100.00%                                                                          $6,792,110,564
__________________________________________________________________________________________________________
==========================================================================================================




Investment Abbreviations:

CEP     - Credit Enhancement Provider
MTN     - Medium-Term Notes
Sr.     - Senior
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2009 was $4,907,693,550, which represented 72.26% of the Fund's Net Assets.
(c) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2009.
(d)   Principal amount equals value at period end. See Note 1K.
(e)   Also represents cost for federal income tax purposes.
(f) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

FUND COMPOSITION BY MATURITY

In days, as of 2/28/09



-------------------------------------------------------------------------
1-7                                                                  31.3%
-------------------------------------------------------------------------
8-14                                                                 12.4
-------------------------------------------------------------------------
15-21                                                                16.2
-------------------------------------------------------------------------
22-28                                                                13.3
-------------------------------------------------------------------------
29-35                                                                10.6
-------------------------------------------------------------------------
36-42                                                                 3.5
-------------------------------------------------------------------------
43-60                                                                12.7
_________________________________________________________________________
=========================================================================



The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

February 28, 2009
(Unaudited)

TREASURY PORTFOLIO



                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------

U.S. TREASURY SECURITIES-41.53%

U.S. TREASURY BILLS-38.14%(A)

  U.S. Treasury Bills                                 0.14%     03/05/09    $      300,000    $   299,995,333
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.05%     03/05/09           300,000        299,965,000
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.10%     03/05/09           300,000        299,963,333
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.19%     03/05/09           300,000        299,960,333
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.94%     03/05/09           200,000        199,956,900
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.93%     03/12/09           200,000        199,882,086
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.15%     03/19/09           270,000        269,979,750
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.06%     04/02/09           400,000        399,980,445
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.10%     04/02/09           350,000        349,968,889
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.14%     04/02/09           100,000         99,898,667
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.11%     04/09/09           200,000        199,975,083
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.14%     04/09/09           200,000        199,969,775
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.19%     04/09/09           250,000        249,948,677
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.20%     04/09/09           275,000        274,940,417
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.15%     04/09/09           100,000         99,875,417
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.11%     04/16/09           400,000        399,943,778
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.11%     04/16/09           200,000        199,970,739
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.30%     04/16/09           300,000        299,886,917
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.03%     04/16/09           100,000         99,868,197
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.55%     04/23/09           100,000         99,771,806
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.75%     04/23/09           100,000         99,742,361
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.74%     04/29/09           300,000        299,636,167
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.28%     04/29/09           100,000         99,790,222
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.13%     04/30/09           300,000        299,932,750
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.96%     05/07/09           100,000         99,821,333
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.04%     05/07/09           100,000         99,805,514
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.87%     05/15/09           200,000        199,635,625
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.90%     05/15/09           200,000        199,625,000
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.99%     05/15/09           100,000         99,793,750
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.63%     06/04/09           250,000        249,584,375
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.15%     06/04/09           100,000         99,696,528
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.17%     06/04/09           150,000        149,537,073
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.22%     06/11/09           200,000        199,875,333
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.30%     06/11/09           200,000        199,830,000
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.27%     07/02/09           200,000        199,812,083
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.51%     07/02/09           150,000        149,738,625
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.71%     07/02/09           250,000        249,389,698
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
U.S. TREASURY BILLS-(CONTINUED)

  U.S. Treasury Bills                                 0.73%     07/02/09    $      150,000    $   149,625,875
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.95%     07/02/09           150,000        149,513,381
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.00%     07/02/09           250,000        249,146,261
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.33%     07/02/09           100,000         99,545,583
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.28%     07/16/09           200,000        199,783,083
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.32%     07/30/09           250,000        249,664,444
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.35%     07/30/09           100,000         99,855,292
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.44%     07/30/09           150,000        149,094,000
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.50%     08/27/09           205,000        204,490,347
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.50%     08/27/09           180,000        179,548,473
=============================================================================================================
                                                                                                9,569,214,718
=============================================================================================================


U.S. TREASURY NOTES-3.39%

  U.S. Treasury Notes                                 3.13%     04/15/09            20,000         20,074,465
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Notes                                 4.50%     04/30/09           125,000        125,519,836
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Notes                                 3.88%     05/15/09           150,000        150,564,843
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Notes                                 4.88%     05/15/09           550,000        555,302,860
=============================================================================================================
                                                                                                  851,462,004
=============================================================================================================
     Total U.S. Treasury Securities (Cost
       $10,420,676,722)                                                                        10,420,676,722
=============================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-41.53% (Cost $10,420,676,722)                                                    10,420,676,722
=============================================================================================================


                                                                              REPURCHASE
                                                                                AMOUNT

REPURCHASE AGREEMENTS-58.44%(b)

  Banc of America Securities LLC, Agreement dated
     02/27/09, maturing value $1,150,024,917
     (collateralized by U.S. Treasury obligations
     valued at $1,173,000,035; 0%-6.50%, 07/31/09-
     08/15/27),                                       0.26%     03/02/09     1,150,024,917      1,150,000,000
-------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     02/27/09, aggregate maturing value
     $1,915,375,672 (collateralized by U.S.
     Treasury obligations valued at
     $1,953,640,922; 1.13%-8.13%, 12/15/10-
     05/15/30),                                       0.26%     03/02/09       984,723,938        984,702,603
-------------------------------------------------------------------------------------------------------------
  BMO Capital Markets Corp., Agreement dated
     02/27/09, maturing value $100,002,000
     (collateralized by a U.S. Treasury obligation
     valued at $102,000,086; 2.38%, 01/15/25),        0.24%     03/02/09       100,002,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Agreement dated
     02/27/09, maturing value $1,150,024,917
     (collateralized by U.S. Treasury obligations
     valued at $1,173,000,065; 0%-4.88%, 11/19/09-
     08/15/16),                                       0.26%     03/02/09     1,150,024,917      1,150,000,000
-------------------------------------------------------------------------------------------------------------
  CIBC World Markets, Corp., Agreement dated
     02/27/09, maturing value $100,002,167
     (collateralized by U.S. Treasury obligations
     valued at $102,002,105; 0%-4.63%, 07/15/09-
     01/15/14),                                       0.26%     03/02/09       100,002,167        100,000,000
-------------------------------------------------------------------------------------------------------------
  Credit Suisse Securities (USA) LLC, Agreement
     dated 02/27/09, maturing value $1,000,020,833
     (collateralized by U.S. Treasury obligations
     valued at $1,020,001,477; 4.50%-11.25%,
     02/15/15-05/15/38),                              0.25%     03/02/09     1,000,020,833      1,000,000,000
-------------------------------------------------------------------------------------------------------------
  Deutsche Bank Securities Inc., Agreement dated
     02/27/09, maturing value $2,000,041,667
     (collateralized by U.S. Treasury obligations
     valued at $2,040,000,096; 0.63%-8.50%,
     11/15/11-04/15/28),                              0.25%     03/02/09     2,000,041,667      2,000,000,000
-------------------------------------------------------------------------------------------------------------
  Greenwich Capital Markets, Inc., Agreement dated
     02/27/09, maturing value $750,016,250
     (collateralized by U.S. Treasury obligations
     valued at $765,005,452; 0%-4.25%, 01/15/10-
     07/15/18),                                       0.26%     03/02/09       750,016,250        750,000,000
-------------------------------------------------------------------------------------------------------------
  HSBC Securities (USA) Inc., Agreement dated
     02/27/09, maturing value $1,750,037,917
     (collateralized by U.S. Treasury obligations
     valued at $1,785,003,509; 0%-13.25%,
     03/15/09-02/15/39),                              0.26%     03/02/09     1,750,037,917      1,750,000,000
-------------------------------------------------------------------------------------------------------------
  JPMorgan Securities Inc., Agreement dated
     02/27/09, maturing value $2,500,050,000
     (collateralized by U.S. Treasury obligations
     valued at $2,550,000,410; 0%-2.13%, 03/05/09-
     04/30/10),                                       0.24%     03/02/09     2,500,050,000      2,500,000,000
-------------------------------------------------------------------------------------------------------------
  Morgan Stanley, Agreement dated 02/27/09,
     maturing value $175,002,917 (collateralized
     by U.S. Treasury obligations valued at
     $179,901,544; 1.75%-4.25%, 01/15/10-
     04/15/32),                                       0.20%     03/02/09       175,002,917        175,000,000
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                    INTEREST    MATURITY      REPURCHASE
                                                      RATE        DATE          AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

  Societe Generale, Agreement dated 02/27/09,
     maturing value $2,000,043,333 (collateralized
     by U.S. Treasury obligations valued at
     $2,040,000,075; 0%-12.50%, 03/19/09-
     02/15/39),                                       0.26%     03/02/09    $2,000,043,333    $ 2,000,000,000
-------------------------------------------------------------------------------------------------------------
  UBS Securities LLC, Agreement dated 02/27/09,
     maturing value $1,000,019,167 (collateralized
     by U.S. Treasury obligations valued at
     $1,020,004,914; 0%-1.13%, 03/12/09-01/15/12),    0.23%     03/02/09     1,000,019,167      1,000,000,000
=============================================================================================================
     Total Repurchase Agreements (Cost
       $14,659,702,603)                                                                        14,659,702,603
=============================================================================================================
TOTAL INVESTMENTS(c)-99.97% (Cost $25,080,379,325)                                             25,080,379,325
=============================================================================================================
OTHER ASSETS LESS LIABILITIES-0.03%                                                                 6,413,294
=============================================================================================================
NET ASSETS-100.00%                                                                            $25,086,792,619
_____________________________________________________________________________________________________________
=============================================================================================================




Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)  Principal amount equals value at period end. See Note 1K.
(c)  Also represents cost for federal income tax purposes.

FUND COMPOSITION BY MATURITY

In days, as of 2/28/09



-------------------------------------------------------------------------
1-7                                                                  64.1%
-------------------------------------------------------------------------
8-30                                                                  1.9
-------------------------------------------------------------------------
31-90                                                                21.2
-------------------------------------------------------------------------
91-180                                                               11.3
-------------------------------------------------------------------------
181+                                                                  1.5
_________________________________________________________________________
=========================================================================



The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

February 28, 2009
(Unaudited)

GOVERNMENT & AGENCY PORTFOLIO



                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-51.63%

FEDERAL FARM CREDIT BANK (FFCB)-4.93%(A)

  Floating Rate Bonds                                 0.29%     03/17/09    $       75,000    $    75,000,000
-------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                 0.95%     05/19/09           140,000        140,000,000
-------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                 0.51%     08/28/09            40,000         40,000,000
-------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                 1.43%     09/22/09            25,000         25,000,000
-------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                 1.25%     11/12/09           125,000        125,000,000
-------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                 1.10%     11/20/09            50,000         50,000,000
-------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                 0.36%     12/21/09           150,000        148,823,138
-------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                 0.72%     12/21/09            75,000         75,000,000
=============================================================================================================
                                                                                                  678,823,138
=============================================================================================================


FEDERAL HOME LOAN BANK (FHLB)-26.13%

  Unsec. Bonds                                        2.85%     03/04/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.38%     03/10/09            15,000         15,000,570
-------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        3.25%     03/30/09            60,000         60,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        3.24%     04/03/09            70,000         70,005,940
-------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.36%     05/05/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.38%     05/13/09            43,190         43,162,988
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.12%     03/02/09             6,820          6,819,977
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.10%     03/02/09            90,000         89,997,250
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.05%     03/02/09            15,000         14,999,146
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.30%     03/31/09           150,000        149,962,500
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.54%     04/13/09            50,000         49,848,306
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               3.10%     04/13/09            50,000         49,814,861
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.50%     04/14/09           140,000        139,572,222
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               3.00%     04/21/09            75,000         74,681,250
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.39%     04/24/09           120,000        119,929,800
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.24%     04/28/09           150,000        149,942,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.31%     04/30/09            75,000         74,961,250
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.00%     05/04/09            50,000         49,822,222
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.50%     05/11/09            75,000         74,778,125
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.80%     05/13/09            80,800         80,505,080
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.29%     05/21/09           150,000        149,902,125
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.37%     06/09/09            50,000         49,948,611
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.48%     06/19/09            39,380         39,322,243
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.40%     06/22/09           136,291        136,119,879
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.40%     06/29/09            50,000         49,933,333
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.40%     07/08/09            50,000         49,928,333
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.66%     09/10/09            75,000         74,734,625
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK (FHLB)-(CONTINUED)

  Unsec. Disc. Notes(b)                               0.55%     10/09/09    $       50,000    $    49,830,417
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.43%     03/20/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       1.30%     03/26/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.48%     03/27/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       1.47%     04/01/09            75,000         75,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.50%     04/03/09           150,000        149,999,954
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.42%     04/21/09            50,000         49,998,964
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.90%     06/10/09            75,000         75,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.57%     07/07/09           100,000         99,968,395
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       1.37%     11/18/09            75,000         75,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.58%     01/19/10            75,000         75,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.72%     02/04/10           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.86%     02/26/10           125,000        124,983,640
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                1.05%     05/27/09           132,000        132,010,866
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.19%     09/10/09            80,000         80,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                0.39%     12/23/09            50,000         49,950,581
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                0.33%     12/28/09           100,000         99,975,996
=============================================================================================================
                                                                                                3,600,411,449
=============================================================================================================


FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-13.95%

  Sr. Unsec. Disc. Notes(b)                           1.09%     03/02/09           100,000         99,996,972
-------------------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           0.92%     03/03/09           100,000         99,994,889
-------------------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           1.15%     03/06/09            50,000         49,992,014
-------------------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           1.20%     03/18/09            25,000         24,985,833
-------------------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           1.15%     03/24/09            93,000         92,931,671
-------------------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           3.05%     03/30/09            46,964         46,848,612
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.60%     04/13/09            75,000         74,767,083
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.73%     04/21/09            44,820         44,773,649
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.07%     05/05/09            70,000         69,864,764
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.10%     05/06/09            50,000         49,899,167
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.92%     06/01/09            22,145         22,092,935
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.46%     06/09/09           100,000         99,872,222
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.46%     06/15/09            50,000         49,932,278
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.46%     06/19/09           100,000         99,859,444
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.51%     06/23/09            93,500         93,348,998
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.05%     06/23/09            50,000         49,675,417
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.45%     06/30/09            80,000         79,879,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.50%     07/28/09           125,000        124,741,319
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.70%     09/14/09            50,000         49,808,472
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.70%     09/21/09           100,000         99,603,333
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(a)                0.37%     10/08/09            75,000         74,941,987
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(a)                0.36%     12/16/09           100,000         99,707,085
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-(CONTINUED)

  Unsec. Floating Rate Global Notes(a)                1.25%     07/12/10    $      100,000    $   100,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate MTN(a)                         0.45%     09/21/09            74,500         74,476,573
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate MTN(a)                         0.59%     01/08/10            75,000         75,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate MTN(a)                         1.10%     02/09/10            75,000         75,000,000
=============================================================================================================
                                                                                                1,921,993,717
=============================================================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-6.62%

  Sr. Unsec. Disc. Notes(b)                           0.95%     03/11/09            35,000         34,990,764
-------------------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           1.20%     03/16/09           100,000         99,950,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.10%     04/08/09           150,000        149,667,500
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.22%     05/01/09            75,000         74,972,042
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.33%     05/01/09            30,000         29,881,558
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.31%     05/26/09           100,000         99,925,945
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.32%     06/03/09            75,000         74,937,333
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.50%     06/04/09            90,000         89,881,250
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               3.20%     10/07/09            50,000         49,022,222
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.00%     12/03/09           100,000         99,230,556
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(a)                1.24%     07/13/10            60,000         59,971,701
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Notes(a)                       1.27%     10/27/09            50,000         50,000,000
=============================================================================================================
                                                                                                  912,430,871
=============================================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $7,113,659,175)                                                         7,113,659,175
=============================================================================================================


U.S. TREASURY BILLS-0.54%

  U.S. Treasury Bills(b)(Cost $74,891,469)            0.35%     07/30/09            75,000         74,891,469
=============================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-52.17% (Cost $7,188,550,644)                                                      7,188,550,644
=============================================================================================================


                                                                              REPURCHASE
                                                                                AMOUNT

REPURCHASE AGREEMENTS-47.82%(c)

  Banc of America Securities LLC, Agreement dated
     02/27/09, maturing value $500,011,250
     (collateralized by U.S. Government sponsored
     agency obligations valued at $510,000,350;
     0%-6.75%, 04/09/09-01/15/48),                    0.27%     03/02/09       500,011,250        500,000,000
-------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     02/27/09, aggregate maturing value
     $1,898,147,828 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,936,067,768; 0%-5.50%, 03/05/09-
     12/14/22),                                       0.27%     03/02/09     1,088,106,440      1,088,081,958
-------------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Joint agreement
     dated 02/27/09, aggregate maturing value
     $1,000,022,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,020,003,099; 0%-6.63%, 04/03/09-
     11/23/35),                                       0.27%     03/02/09       700,015,750        700,000,000
-------------------------------------------------------------------------------------------------------------
  Deutsche Bank Securities Inc., Agreement dated
     02/27/09, maturing value $1,200,027,000
     (collateralized by U.S. Government sponsored
     agency obligations valued at $1,224,000,503;
     0%-6.50%, 03/02/09-03/06/37),                    0.27%     03/02/09     1,200,027,000      1,200,000,000
-------------------------------------------------------------------------------------------------------------
  HSBC Securities (USA) Inc., Joint agreement
     dated 02/27/09, aggregate maturing value
     $1,000,022,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,020,003,870; 0%-10.70%,
     08/15/09-07/15/37),                              0.27%     03/02/09       900,020,250        900,000,000
-------------------------------------------------------------------------------------------------------------
  Morgan Stanley, Agreement dated 02/27/09,
     maturing value $525,010,063 (collateralized
     by U.S. Government sponsored agency
     obligations valued at $536,147,991; 0%-8.25%,
     03/19/10-04/01/56),                              0.23%     03/02/09       525,010,063        525,000,000
-------------------------------------------------------------------------------------------------------------
  RBC Capital Markets, Agreement dated 02/27/09,
     maturing value $275,006,188 (collateralized
     by U.S. Government sponsored agency
     obligations valued at $280,500,289; 5.60-
     6.12%, 02/01/17-08/24/27),                       0.27%     03/02/09       275,006,188        275,000,000
-------------------------------------------------------------------------------------------------------------
  Societe Generale, Joint agreement dated
     02/27/09, aggregate maturing value
     $1,000,022,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,020,000,666; 0%-7.00%, 03/03/09-
     08/06/38),                                       0.27%     03/02/09       700,015,750        700,000,000
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                    INTEREST    MATURITY      REPURCHASE
                                                      RATE        DATE          AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

  UBS Securities LLC, Joint agreement dated
     02/27/09, aggregate maturing value
     $800,016,667 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $816,002,665; 0%-8.88%, 07/15/18-
     07/15/29),                                       0.25%     03/02/09    $  700,014,584    $   700,000,000
=============================================================================================================
     Total Repurchase Agreements (Cost
       $6,588,081,958)                                                                          6,588,081,958
=============================================================================================================
TOTAL INVESTMENTS-99.99% (Cost $13,776,632,602)(d)                                             13,776,632,602
=============================================================================================================
OTHER ASSETS LESS LIABILITIES-0.01%                                                                 1,128,787
=============================================================================================================
NET ASSETS-100.00%                                                                            $13,777,761,389
_____________________________________________________________________________________________________________
=============================================================================================================




Investment Abbreviations:

Disc.   - Discounted
MTN     - Medium-Term Notes
Sr.     - Senior
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2009.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)  Principal amount equals value at period end. See Note 1K.
(d)  Also represents cost for federal income tax purposes.

FUND COMPOSITION BY MATURITY

In days, as of 2/28/09



-------------------------------------------------------------------------
1-7                                                                  66.9%
-------------------------------------------------------------------------
8-30                                                                  4.5
-------------------------------------------------------------------------
31-90                                                                16.9
-------------------------------------------------------------------------
91-180                                                                8.6
-------------------------------------------------------------------------
181+                                                                  3.1
_________________________________________________________________________
=========================================================================



The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

February 28, 2009
(Unaudited)

GOVERNMENT TAXADVANTAGE PORTFOLIO



                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-99.97%

FEDERAL FARM CREDIT BANK (FFCB)-24.46%(A)

  Floating Rate Bonds                                  0.29%     03/17/09     $45,000     $ 44,997,480
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                  0.95%     05/19/09      10,000       10,000,000
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                  1.43%     09/22/09       5,000        5,000,000
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                  1.25%     11/12/09      10,000       10,000,000
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                  0.32%     12/28/09      15,000       14,959,655
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                  0.42%     08/04/10       5,000        4,981,325
======================================================================================================
                                                                                            89,938,460
======================================================================================================


FEDERAL HOME LOAN BANK (FHLB)-75.51%

  Unsec. Bonds                                         2.85%     03/04/09      10,000       10,000,000
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.12%     03/02/09      28,180       28,179,906
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.17%     03/02/09       2,325        2,324,989
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.22%     03/02/09       8,925        8,924,945
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.25%     03/03/09      14,975       14,974,792
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.25%     03/06/09       7,250        7,249,748
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.22%     03/09/09      15,000       14,999,267
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.23%     03/12/09      13,070       13,069,081
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                1.20%     03/13/09       3,000        2,998,800
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.28%     03/17/09       5,000        4,999,378
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.28%     03/20/09      15,000       14,997,783
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.33%     03/30/09       1,750        1,749,535
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.31%     04/06/09       5,000        4,998,450
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.38%     04/07/09      11,900       11,895,414
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.35%     04/13/09       7,500        7,496,865
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.32%     04/17/09      10,000        9,995,822
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.39%     04/24/09       7,000        6,995,905
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.24%     04/28/09       5,000        4,998,067
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.40%     04/28/09       3,500        3,497,744
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.75%     04/30/09      15,000       14,981,250
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.38%     05/04/09       3,700        3,697,500
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.39%     05/06/09       7,000        6,994,995
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.41%     05/06/09       4,500        4,496,618
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.29%     05/28/09       5,000        4,996,456
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.50%     06/15/09       4,015        4,009,089
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.50%     06/19/09       3,200        3,195,111
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.50%     07/01/09       6,583        6,571,845
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                        0.57%     07/07/09       5,000        4,998,420
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                        0.58%     01/19/10       5,000        5,000,000
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                        0.72%     02/04/10      15,000       15,000,000
------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK (FHLB)-(CONTINUED)

  Unsec. Floating Rate Global Bonds(a)                 0.40%     08/21/09     $ 5,000     $  4,996,986
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                 0.41%     08/27/09       4,400        4,398,910
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                 2.19%     09/10/09      10,000       10,000,000
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                 0.33%     12/28/09      10,000        9,997,600
======================================================================================================
                                                                                           277,681,271
======================================================================================================
TOTAL INVESTMENTS(c)-99.97% (Cost $367,619,731)                                            367,619,731
======================================================================================================
OTHER ASSETS LESS LIABILITIES-0.03%                                                             95,239
======================================================================================================
NET ASSETS-100.00%                                                                        $367,714,970
______________________________________________________________________________________________________
======================================================================================================




Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2009.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)   Also represents cost for federal income tax purposes.

FUND COMPOSITION BY MATURITY

In days, as of 2/28/09



-------------------------------------------------------------------------
1-7                                                                  54.9%
-------------------------------------------------------------------------
8-30                                                                 17.8
-------------------------------------------------------------------------
31-90                                                                23.6
-------------------------------------------------------------------------
91-180                                                                3.7
-------------------------------------------------------------------------
181+                                                                   --
_________________________________________________________________________
=========================================================================



The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

February 28, 2009
(Unaudited)

TAX-FREE CASH RESERVE PORTFOLIO



                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-99.52%

ALABAMA-0.22%

  Gardendale (City of) (Ascot Place Apartments);
     Series 2002 A, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                      0.68%     10/01/32     $ 2,112     $    2,112,000
--------------------------------------------------------------------------------------------------------
  Gardendale (City of) (Forest Ridge Apartments);
     Series 2002 B, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                      0.68%     10/01/32       3,783          3,783,000
========================================================================================================
                                                                                               5,895,000
========================================================================================================


ALASKA-0.16%

  Wachovia MERLOTs (Alaska (State of) Housing
     Finance Corp.); Series 1999 D, VRD
     RB(a)(b)(c)                                       2.15%     06/01/49       4,200          4,200,000
========================================================================================================


ARIZONA-1.11%

  Casa Grande (City of) Industrial Development
     Authority (Center Park Apartments); Series
     2001 A, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.66%     06/15/31       2,010          2,010,000
--------------------------------------------------------------------------------------------------------
  Casa Grande (City of) Industrial Development
     Authority (Quail Gardens Apartments); Series
     2001 A, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.66%     06/15/31       1,885          1,885,000
--------------------------------------------------------------------------------------------------------
  Maricopa (County of) Industrial Development
     Authority (Gran Victoria Housing, LLC);
     Series 2000 A, VRD MFH RB (CEP-Federal
     National Mortgage Association)(a)                 0.62%     04/15/30       4,575          4,575,000
--------------------------------------------------------------------------------------------------------
  Phoenix (City of) Industrial Development
     Authority (Del Mar Terrace Apartments);
     Series 1999 A, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                      0.62%     10/01/29       9,300          9,300,000
--------------------------------------------------------------------------------------------------------
  Phoenix (City of) Industrial Development
     Authority (Lynwood Apartments); Series 1994,
     Ref. VRD MFH RB (CEP-Federal Home Loan Bank
     of San Francisco)(a)                              0.68%     10/01/25       5,305          5,305,000
--------------------------------------------------------------------------------------------------------
  Tucson (City of) Industrial Development
     Authority (La Entrada Apartments); Series
     2001, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.62%     07/15/31       1,750          1,750,000
--------------------------------------------------------------------------------------------------------
  Yavapai (County of) Industrial Development
     Authority (Northern Arizona Healthcare
     System); Series 2008 B, Hospital RB
     (LOC-Banco Bilbao Vizcaya Argentaria,
     S.A.)(a)(d)(e)                                    0.58%     12/01/39       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  Yuma (City of) Industrial Development Authority
     (El Encanto Apartments); Series 2003, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.65%     04/15/33       1,575          1,575,000
========================================================================================================
                                                                                              29,400,000
========================================================================================================


COLORADO-3.61%

  Adams (County of) (Hunters Cove); Series 1985 A,
     VRD MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(a)(c)                                      0.65%     01/15/14       5,950          5,950,000
--------------------------------------------------------------------------------------------------------
  Arista Metropolitan District (Broomfield Event
     Center Parking); Sr. Series 2006 A, Special
     Limited RB (LOC-Compass Bank)(a)(d)               0.62%     12/01/30       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Bethany Lutheran
     School); Series 2008, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.57%     11/01/38       3,650          3,650,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Lutheran Church
     Extension Fund-Missouri Synod Loan Program);
     Series 2008, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.75%     05/15/38       7,300          7,300,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Southeastern Baptist
     Theological Seminary); Series 2005, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     03/01/25       7,920          7,920,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (The Presentation
     School, Inc.); Series 2006, VRD RB (LOC-U.S.
     Bank, N.A.)(a)(d)                                 0.57%     12/01/36       7,250          7,250,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Trinity School of
     Durham and Chapel Hill); Series 2006, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     09/01/26       3,100          3,100,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Wesleyan Christian
     Academy); Series 2007, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.68%     05/01/32       8,145          8,145,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Arapahoe House); Series 2004 A, VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.74%     04/01/24       1,200          1,200,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

  Colorado (State of) Health Facilities Authority
     (Bethesda Living Centers); Series 1999, VRD
     RB (LOC-Bank of America, N.A.)(a)(d)              0.57%     08/15/30     $ 7,650     $    7,650,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Covenant Retirement Communities, Inc.);
     Series 1999 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.57%     12/01/29       2,620          2,620,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Crossroads); Series 2003 A, VRD RB (LOC-U.S.
     Bank, N.A.)(a)(d)                                 0.67%     11/01/28       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (The Evangelical Lutheran Good Samaritan
     Society); Series 2008, Ref. VRD RB (LOC-U.S.
     Bank, N.A.)(a)(d)                                 0.62%     06/01/15       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Cornerstar Metropolitan District; Series 2007,
     VRD Special RB (LOC-Compass Bank)(a)(d)           0.67%     12/01/37       9,200          9,200,000
--------------------------------------------------------------------------------------------------------
  Eaglebend Affordable Housing Corp.; Series 2006
     A, Ref. VRD MFH RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.67%     07/01/21       4,880          4,880,000
--------------------------------------------------------------------------------------------------------
  Lowry Economic Redevelopment Authority; Series
     2008 A, Ref. VRD RB (LOC-Compass Bank)(a)(d)      0.62%     12/01/20       4,890          4,890,000
--------------------------------------------------------------------------------------------------------
  Meridian Ranch Metropolitan District; Series
     2009, Ref. VRD Limited Tax GO (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.67%     12/01/38       2,135          2,135,000
--------------------------------------------------------------------------------------------------------
  Pueblo (County of) (El Pueblo Boys' and Girls'
     Ranch, Inc.); Series 2003, VRD RB (LOC-U.S.
     Bank, N.A.)(a)(d)                                 0.67%     12/01/23       1,225          1,225,000
--------------------------------------------------------------------------------------------------------
  Triview Metropolitan District; Series 2006 A,
     Ref. VRD Improvement Unlimited Tax GO
     (LOC-Compass Bank)(a)(d)                          0.67%     11/01/23       5,640          5,640,000
========================================================================================================
                                                                                              95,255,000
========================================================================================================


CONNECTICUT-0.25%

  Connecticut (Sate of) Health & Educational
     Facilities Authority (The Hospital of Central
     Connecticut); Series 2008 A, VRD RB (LOC-Bank
     of America, N.A.)(a)(d)                           0.55%     07/01/24       5,490          5,490,000
--------------------------------------------------------------------------------------------------------
  Connecticut (State of) Health & Educational
     Facilities Authority (Trinity College);
     Series 2008 L, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(d)                                 0.55%     07/01/34       1,000          1,000,000
========================================================================================================
                                                                                               6,490,000
========================================================================================================


DELAWARE-0.26%

  Delaware (State of) Economic Development
     Authority (Archmere Academy, Inc.); Series
     2006, VRD RB (LOC-PNC Bank, N.A.)(a)(d)           0.61%     07/01/36       2,300          2,300,000
--------------------------------------------------------------------------------------------------------
  Delaware (State of) Economic Development
     Authority (Peninsula United Methodist Homes,
     Inc.); Series 2007 A, VRD RB (LOC-PNC Bank,
     N.A.)(a)(d)                                       0.55%     05/15/37       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Kent (County of) (The Charter School, Inc.);
     Series 2002, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.68%     11/01/22       3,665          3,665,000
========================================================================================================
                                                                                               6,965,000
========================================================================================================


DISTRICT OF COLUMBIA-0.85%

  District of Columbia (Hogar Hispano, Inc.);
     Series 2005, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.65%     03/01/30      12,205         12,205,000
--------------------------------------------------------------------------------------------------------
  District of Columbia (Institute for
     International Economics); Series 2000, VRD RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     06/01/25       1,740          1,740,000
--------------------------------------------------------------------------------------------------------
  District of Columbia (Progressive Life Center,
     Inc.); Series 2008 A, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.68%     01/01/33       3,695          3,695,000
--------------------------------------------------------------------------------------------------------
  District of Columbia (Washington Center for
     Internships and Academic Seminars); Series
     2009, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.68%     02/01/48       4,700          4,700,000
========================================================================================================
                                                                                              22,340,000
========================================================================================================


FLORIDA-9.09%

  Alachua (County of) Health Facilities Authority
     (Oak Hammock at the University of Florida);
     Series 2002 A, VRD Continuing Care Retirement
     Community RB (LOC-Lloyds TSB Bank
     PLC)(a)(d)(e)                                     0.65%     10/01/32       3,200          3,200,000
--------------------------------------------------------------------------------------------------------
  Brevard (County of) Health Facilities Authority
     (Wuesthoff Health Systems, Inc.); Series
     2004, VRD RB (LOC-SunTrust Bank)(a)(d)            0.62%     01/01/34      10,300         10,300,000
--------------------------------------------------------------------------------------------------------
  Broward (County of) Housing Finance Authority
     (Reflections Apartments); Series 1999, Ref.
     VRD MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(a)                                         0.62%     12/01/29       4,405          4,405,000
--------------------------------------------------------------------------------------------------------
  Collier (County of) Health Facilities Authority
     (The Moorings, Inc.); Series 2000, VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.61%     12/01/24       6,000          6,000,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

  Duval (County of) Housing Finance Authority (The
     Glades Apartments); Series 2002, Ref. VRD MFH
     Mortgage RB (CEP-Federal Home Loan Mortgage
     Corp.)(a)                                         0.62%     10/01/32     $ 1,850     $    1,850,000
--------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (South Florida Water
     Management District); Series 2006-0136 A, VRD
     COP(a)(b)(c)                                      1.07%     10/01/36      19,730         19,730,000
--------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Agency
     (Lakeside South); Series 1985 B, VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     08/01/11       1,200          1,200,000
--------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Corp.
     (Tuscany Pointe Apartments); Series 2005 D,
     Ref. VRD MFH Mortgage RB (CEP-Federal
     National Mortgage Association)(a)                 0.62%     11/15/35       7,090          7,090,000
--------------------------------------------------------------------------------------------------------
  Florida Gulf Coast University Financing Corp.
     (Housing); Series 2005 A, VRD Capital
     Improvement RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.55%     02/01/35       1,360          1,360,000
--------------------------------------------------------------------------------------------------------
  Florida Gulf Coast University Financing Corp.
     (Parking); Series 2005 B, VRD Capital
     Improvement RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.55%     02/01/35       4,715          4,715,000
--------------------------------------------------------------------------------------------------------
  Gainesville (City of); Series 2007 A, VRD
     Utilities System RB(a)                            0.83%     10/01/36      28,155         28,155,000
--------------------------------------------------------------------------------------------------------
  Highlands (County of) Health Facilities
     Authority (Adventist Health System/Sunbelt
     Obligated Group);
     Series 2003 A, VRD Hospital RB (LOC-SunTrust
     Bank)(a)(d)                                       0.73%     11/15/32       6,350          6,350,000
--------------------------------------------------------------------------------------------------------
     Series 2003 B, VRD Hospital RB (LOC-SunTrust
     Bank)(a)(d)                                       0.65%     11/15/12       2,850          2,850,000
--------------------------------------------------------------------------------------------------------
     Series 2004 A, VRD Hospital RB (LOC-SunTrust
     Bank)(a)(d)                                       0.62%     11/15/34       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
     Series 2005 F, VRD Hospital RB (LOC-SunTrust
     Bank)(a)(d)                                       0.62%     11/15/35       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
     Series 2006 B-2, Ref. VRD Hospital RB
     (LOC-SunTrust Bank)(a)(d)                         0.68%     11/15/30       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
     Series 2006 B-3, Ref. VRD Hospital RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     11/15/31       4,900          4,900,000
--------------------------------------------------------------------------------------------------------
  Jacksonville (City of) Health Facilities
     Authority (University of Florida Jacksonville
     Physicians, Inc.); Series 2002, VRD RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.70%     06/01/22       4,065          4,065,000
--------------------------------------------------------------------------------------------------------
  Jacksonville (City of) Housing Finance Authority
     (St. Augustine Apartments); Series 2006, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     07/15/33       3,830          3,830,000
--------------------------------------------------------------------------------------------------------
  JEA; Series 2004 A, VRD District Energy System
     RB (LOC-State Street Bank & Trust Co.)(a)(d)      0.63%     10/01/34       9,490          9,490,000
--------------------------------------------------------------------------------------------------------
  Marion (County of) Housing Finance Authority
     (Paddock Park Apartments); Series 2002, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     10/15/32       1,025          1,025,000
--------------------------------------------------------------------------------------------------------
  Miami-Dade (County of) Educational Facilities
     Authority (Carlos Albizu University); Series
     2000, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.70%     12/01/25       1,200          1,200,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Health Facilities Authority
     (Adventist Health System/Sunbelt Inc.);
     Series 1992, VRD RB (LOC-SunTrust Bank)(a)(d)     0.73%     11/15/14       1,405          1,405,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Health Facilities Authority
     (Orlando Regional Healthcare System); Series
     2008 F, VRD Hospital RB (LOC-SunTrust
     Bank)(a)(d)                                       0.75%     10/01/26       5,800          5,800,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Health Facilities Authority
     (Presbyterian Retirement Communities); Series
     2006 A, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.68%     11/01/28       7,600          7,600,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Housing Finance Authority
     (Palm Key Apartments); Series 1997 C, Ref.
     VRD MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(a)                                         0.62%     07/01/32       7,525          7,525,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Christian Prison Ministry, Inc.);
     Series 2005, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(d)                                  0.68%     11/01/30       5,310          5,310,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Independent Blood and Tissue
     Services of Florida, Inc.); Series 2002, VRD
     RB (LOC-SunTrust Bank)(a)(d)                      0.62%     10/01/27       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Palm Beach (County of) (Pine Crest Preparatory
     School, Inc.);
     Series 2008, Ref. VRD RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.65%     06/01/37      10,000         10,000,000
--------------------------------------------------------------------------------------------------------
     Series 2008, Ref. VRD RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.65%     06/01/38      15,000         15,000,000
--------------------------------------------------------------------------------------------------------
  Palm Beach (County of) Health Facilities
     Authority (Jupiter Medical Center, Inc.);
     Series 1999 B, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(c)(d)                                    0.68%     08/01/20       2,430          2,430,000
--------------------------------------------------------------------------------------------------------
  Palm Beach (County of) Housing Finance Authority
     (Emerald Bay Club Apartments); Series 2004,
     Ref. VRD MFH RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.60%     06/01/30       4,500          4,500,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

  Pinellas (County of) Health Facilities Authority
     (Mease Manor, Inc.); Series 1995 A, VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.68%     11/01/15     $ 3,415     $    3,415,000
--------------------------------------------------------------------------------------------------------
  Pinellas (County of) Industrial Development
     Authority (Neighborly Care Network, Inc.);
     Series 2008, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(d)                                  0.68%     08/01/28       2,900          2,900,000
--------------------------------------------------------------------------------------------------------
  St. Johns (County of) Industrial Development
     Authority (Flagler Hospital, Inc.); Series
     1996 A, VRD Hospital RB (LOC-SunTrust
     Bank)(a)(d)                                       0.62%     12/15/26       9,700          9,700,000
--------------------------------------------------------------------------------------------------------
  St. Petersburg (City of) Health Facilities
     Authority (Presbyterian Retirement
     Communities); Series 2009, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.68%     11/01/39       3,400          3,400,000
--------------------------------------------------------------------------------------------------------
  Tampa (City of) (Academy of the Holy Names of
     Florida, Inc.); Series 2001, VRD Educational
     Facilities RB (LOC-SunTrust Bank)(a)(d)           0.62%     03/01/22       1,975          1,975,000
--------------------------------------------------------------------------------------------------------
  Tampa (City of) (CHF-Tampa, LLC for The
     University of Tampa); Series 2005 A, VRD RB
     (LOC-Royal Bank of Canada)(a)(d)(e)               0.60%     10/01/37       2,345          2,345,000
--------------------------------------------------------------------------------------------------------
  Tampa (City of) (Tampa Preparatory School,
     Inc.); Series 2000, VRD RB (LOC-SunTrust
     Bank)(a)(d)                                       0.62%     11/01/25       5,160          5,160,000
--------------------------------------------------------------------------------------------------------
  Volusia (County of) Housing Finance Authority
     (The Anatole Apartments); Series 2002, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     10/15/32       1,400          1,400,000
--------------------------------------------------------------------------------------------------------
  West Orange Healthcare District; Series 1999 B,
     VRD RB (LOC-SunTrust Bank)(a)(d)                  0.74%     02/01/22      12,200         12,200,000
========================================================================================================
                                                                                             239,780,000
========================================================================================================


GEORGIA-4.48%

  Atlanta (City of); Series 1999 A, Water &
     Wastewater RB(f)(g)(h)                            5.00%     05/01/09       1,000          1,014,699
--------------------------------------------------------------------------------------------------------
  Augusta (City of) Housing Authority (Westbury
     Creek Apartments); Series 2003 A, Ref. VRD
     MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     05/15/33       1,895          1,895,000
--------------------------------------------------------------------------------------------------------
  Bibb (County of) Development Authority (First
     Presbyterian Day School, Inc.); Series 1999,
     VRD RB (LOC-SunTrust Bank)(a)(d)                  0.62%     05/01/19       5,045          5,045,000
--------------------------------------------------------------------------------------------------------
  Cobb (County of) Development Authority
     (Institute of Nuclear Power Operations);
     Series 1998, VRD RB (LOC-SunTrust
     Bank)(a)(c)(d)                                    0.62%     02/01/13       1,100          1,100,000
--------------------------------------------------------------------------------------------------------
  Cobb (County of) Development Authority (YMCA of
     Cobb County, Georgia, Inc.); Series 1998, VRD
     RB (LOC-SunTrust Bank)(a)(c)(d)                   0.68%     06/01/19       5,200          5,200,000
--------------------------------------------------------------------------------------------------------
  Cobb (County of) Hospital Authority (Equipment
     Pool); Series 2006, VRD RAC (LOC-SunTrust
     Bank)(a)(d)                                       0.67%     04/01/36       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Cobb (County of) Housing Authority (Post
     Apartment Homes, L.P.); Series 1995, VRD MFH
     RB (CEP-Federal National Mortgage
     Association)(a)                                   0.67%     06/01/25       1,025          1,025,000
--------------------------------------------------------------------------------------------------------
  DeKalb (County of) Development Authority (A.G.
     Rhodes Home at Wesley Woods, Inc.); Series
     1996, VRD IDR (LOC-SunTrust Bank)(a)(c)(d)        0.87%     03/01/21       1,055          1,055,000
--------------------------------------------------------------------------------------------------------
  DeKalb (County of) Development Authority
     (Catholic School Properties, Inc.); Series
     1999, VRD Educational Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(c)(d)             0.68%     04/01/24       2,275          2,275,000
--------------------------------------------------------------------------------------------------------
  DeKalb (County of) Housing Authority (Clairmont
     Crest); Series 1995, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.58%     06/15/25       4,740          4,740,000
--------------------------------------------------------------------------------------------------------
  DeKalb Private Hospital Authority (Egleston
     Childrens Health Care System); Series 1995 A,
     VRD RAC (LOC-SunTrust Bank)(a)(d)                 0.62%     12/01/17       1,500          1,500,000
--------------------------------------------------------------------------------------------------------
  DeKalb, Newton, & Gwinett (Counties of) Joint
     Development Authority (GGC Real Estate
     Parking I, LLC); Series 2007, VRD Increment
     Draw RB (LOC-Wells Fargo Bank, N.A.)(a)(d)        0.63%     06/01/32       5,385          5,385,000
--------------------------------------------------------------------------------------------------------
  Fayette (County of) Development Authority
     (Catholic Education of North Georgia, Inc.);
     Series 2002, VRD Educational Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.68%     04/01/28       2,760          2,760,000
--------------------------------------------------------------------------------------------------------
  Forsyth (County of) Development Authority
     (Pinecrest Academy Inc.); Series 2000, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     09/01/25       9,390          9,390,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Bridgeway Foundation for Education, Inc.);
     Series 2000, VRD Educational Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.68%     06/01/15       1,780          1,780,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (King's
     Ridge Christian School); Series 2006, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     05/01/26       7,000          7,000,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

  Fulton (County of) Development Authority (Mount
     Vernon Presbyterian School, Inc.); Series
     2005, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.68%     08/01/35     $ 4,300     $    4,300,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Shepherd Center, Inc.); Series 2005, VRD RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     09/01/35       1,100          1,100,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Southside Medical Center, Inc.); Series
     2002, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.68%     06/01/17       4,005          4,005,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (The
     Atlanta Academy, Inc.); Series 2008, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     04/01/33       4,700          4,700,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Trinity School, Inc.); Series 2000, VRD RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     06/01/25       2,000          2,000,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Woodward Academy, Inc.); Series 2008, VRD RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     12/01/33       1,150          1,150,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (YMCA
     of Metropolitan Atlanta, Inc.); Series 1995,
     VRD RB (LOC-SunTrust Bank)(a)(d)                  0.68%     06/01/20       3,890          3,890,000
--------------------------------------------------------------------------------------------------------
  Glynn (County of) School District; Series 2007,
     Unlimited Sales Tax GO                            5.00%     11/01/09       1,945          2,003,525
--------------------------------------------------------------------------------------------------------
  Gwinnett (County of) Development Authority
     (Greater Atlanta Christian Schools, Inc.);
     Series 2002, VRD RB (LOC-SunTrust Bank)(a)(d)     0.62%     05/01/22       2,750          2,750,000
--------------------------------------------------------------------------------------------------------
  Gwinnett (County of) Housing Authority (The
     Greens Apartments); Series 1995, Ref. VRD MFH
     RB (CEP-Federal National Mortgage
     Association)(a)                                   0.67%     06/15/25       3,600          3,600,000
--------------------------------------------------------------------------------------------------------
  Oconee (County of) Industrial Development
     Authority (Athens Academy, Inc.); Series
     2003, VRD RB (LOC-SunTrust Bank)(a)(d)            0.62%     05/01/23       1,080          1,080,000
--------------------------------------------------------------------------------------------------------
  Richmond (County of) Hospital Authority
     (University Health Services, Inc.); Series
     2008, VRD RAC (LOC-SunTrust Bank)(a)(d)           0.62%     01/01/36      16,000         16,000,000
--------------------------------------------------------------------------------------------------------
  Roswell (City of) Housing Authority (Chambrel at
     Roswell); Series 2002, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.65%     11/15/32       3,920          3,920,000
--------------------------------------------------------------------------------------------------------
  Savannah (City of) Economic Development
     Authority (The Savannah Country Day School,
     Inc.); Series 2007, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.68%     05/01/32       5,400          5,400,000
--------------------------------------------------------------------------------------------------------
  Smyrna (City of) Hospital Authority (Ridgeview
     Institute Inc.); Series 2002, VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.68%     11/01/27       1,660          1,660,000
--------------------------------------------------------------------------------------------------------
  Smyrna (City of) Housing Authority (F&M
     Villages); Series 1997, VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.67%     06/01/25         950            950,000
--------------------------------------------------------------------------------------------------------
  Smyrna (City of) Housing Authority (The Gardens
     of Post Village); Series 1996, VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.67%     06/01/25       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  Thomasville (City of) Hospital Authority (John
     D. Archbold Memorial Hospital, Inc.); Series
     2003, VRD RAC (LOC-SunTrust Bank)(a)(d)           0.62%     11/01/23       1,030          1,030,000
========================================================================================================
                                                                                             118,203,224
========================================================================================================


IDAHO-1.30%

  Custer (County of) (Standard Oil Co.); Series
     1983, PCR(e)                                      3.00%     10/01/09      20,500         20,500,000
--------------------------------------------------------------------------------------------------------
  Idaho (State of) Housing & Finance Association
     (Hidden Springs Charter School, Inc.); Series
     2007, VRD Nonprofit Facilities RB (LOC-Bank
     of America, N.A.)(a)(d)                           0.65%     03/01/37       3,730          3,730,000
--------------------------------------------------------------------------------------------------------
  Idaho (State of); Series 2008, Unlimited Tax TAN
     GO                                                3.00%     06/30/09      10,000         10,041,685
========================================================================================================
                                                                                              34,271,685
========================================================================================================


ILLINOIS-8.84%

  Aurora (City of) Kane, DuPage, Will & Kendall
     (Counties of) (Aurora University); Series
     2004, VRD Economic Development RB (LOC-Harris
     N.A.)(a)(d)                                       0.62%     03/01/35       7,450          7,450,000
--------------------------------------------------------------------------------------------------------
  Channahon (Village of) (Morris Hospital); Series
     2003 D, VRD RB (LOC-U.S. Bank, N.A.)(a)(d)        0.57%     12/01/32       2,775          2,775,000
--------------------------------------------------------------------------------------------------------
  Chicago (City of); Series 2008 C-1, Ref. VRD
     Second Lien Wastewater Transmission RB
     (LOC-Harris N.A.)(a)(d)                           0.65%     01/01/39       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Regional Transportation
     Authority); Series 2000-1303 A, VRD
     COP(a)(b)(c)                                      1.07%     07/01/23      16,000         16,000,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

  Elgin (City of) (Judson College); Series 2006,
     VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)      0.63%     06/01/36     $ 2,945     $    2,945,000
--------------------------------------------------------------------------------------------------------
  Glendale Heights (Village of) (Glendale Lakes);
     Series 2000, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                      0.66%     03/01/30      14,845         14,845,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Institute of Gas Technology);
     Series 1999, VRD IDR (LOC-Harris N.A.)(a)(d)      0.62%     09/01/24       1,700          1,700,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Little City Foundation); Series
     1994, VRD Special Facility RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.71%     02/01/19       4,290          4,290,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Providence-St. Mel School); Series
     2002, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.63%     06/01/37       2,525          2,525,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Radiological Society of North
     America, Inc.); Series 1997, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(c)(d)          0.63%     06/01/17         810            810,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (St. Ignatius College Prep.);
     Series 2002, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.71%     06/01/32       1,500          1,500,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Uhlich Children's Home); Series
     2002, VRD IDR (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.63%     10/01/33       1,525          1,525,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Village of Oak Park Residence
     Corp.); Series 2001, VRD RB (LOC-Bank of
     America, N.A.)(a)(c)(d)                           0.65%     07/01/41       3,500          3,500,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (West Central Illinois Educational
     Telecommunications Corp.); Series 2002, VRD
     RB (LOC-Bank of America, N.A.)(a)(d)              0.69%     09/01/32       3,460          3,460,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Museum of Science & Industry);
     Series 1992, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.63%     10/01/26      14,600         14,600,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Saint Xavier University); Series
     2002 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.65%     10/01/32       3,770          3,770,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Advocate
     Health Care Network);
     Series 2008 A-1, VRD RB(a)                        0.65%     11/01/30       9,465          9,465,000
--------------------------------------------------------------------------------------------------------
     Series 2008 A-2, VRD RB(a)                        0.75%     11/01/30      15,735         15,735,000
--------------------------------------------------------------------------------------------------------
     Series 2008 A-3, VRD RB(a)                        1.90%     11/01/30       5,685          5,685,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Beloit
     Memorial Hospital, Inc.); Series 2006 A, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)          0.68%     04/01/36       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Dominican
     University); Series 2006, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.63%     03/01/36       1,200          1,200,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Jewish
     Charities Revenue Anticipation Note Program);
     Series 2008-2009 A, VRD RN (LOC-Harris
     N.A.)(a)(c)(d)                                    0.62%     06/30/09       9,430          9,430,000
--------------------------------------------------------------------------------------------------------
     Series 2008-2009 B, VRD RN (LOC-Harris
     N.A.)(a)(c)(d)                                    0.62%     06/30/09       8,265          8,265,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Joan W. &
     Irving B. Harris Theater for Music and
     Dance); Series 2005, VRD RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.71%     03/01/40       2,800          2,800,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Latin
     School of Chicago); Series 2005 A, Ref. VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)          0.63%     08/01/28       3,335          3,335,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Loyola
     University of Chicago Financing Program);
     Series 2008, Commercial Paper RN
     (LOC-JPMorgan Chase Bank, N.A.)(d)                1.50%     05/05/09      18,000         18,000,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (Northwestern University); Series 2008 B, VRD
     RB(a)                                             0.60%     12/01/46      15,000         15,000,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (Sedgebrook, Inc. Facility); Series 2007 B,
     VRD RB (LOC-Lloyds TSB Bank PLC)(a)(d)(e)         0.57%     11/01/42      12,850         12,850,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (The Cradle Society); Series 1998, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.63%     04/01/33       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Memorial Medical Center); Series 1985 C, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)          0.65%     01/01/16       4,530          4,530,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Peace Memorial Ministries); Series 2003 B,
     VRD RB (LOC-Bank of America, N.A.)(a)(d)          0.67%     08/15/33       9,155          9,155,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

  Illinois (State of) Health Facilities Authority
     (Revolving Fund Pooled Financing Program);
     Series 1985 D, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(d)                                 0.63%     08/01/15     $ 4,050     $    4,050,000
--------------------------------------------------------------------------------------------------------
  Naperville (City of) (DuPage Children's Museum);
     Series 2000, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.63%     06/01/30       4,400          4,400,000
--------------------------------------------------------------------------------------------------------
  Rochelle (City of) (Rochelle Community
     Hospital); Series 2004, VRD Hospital Facility
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)          0.63%     08/01/34       2,930          2,930,000
--------------------------------------------------------------------------------------------------------
  University of Illinois Board of Trustees (UIC
     South Campus Development); Series 2008, Ref.
     VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)      0.63%     01/15/22       9,500          9,500,000
--------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Chicago (City of)); Series
     2004 B-24, Ref. VRD Unlimited Tax GO(a)(b)(c)     1.15%     01/01/25      10,185         10,185,000
========================================================================================================
                                                                                             233,210,000
========================================================================================================


INDIANA-1.96%

  Fort Wayne (City of) (University of Saint
     Francis); Series 2008, VRD Economic
     Development RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.61%     08/01/28       1,800          1,800,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Indianapolis Museum of Art, Inc.); Series
     2004, VRD Educational Facilities RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.63%     02/01/39       6,400          6,400,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Educational Facilities
     Authority (Marian College); Series 2003, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)          0.63%     04/01/24       3,655          3,655,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Educational Facilities
     Authority (Wabash College); Series 2003, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)          0.66%     12/01/23       3,850          3,850,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Finance Authority (Floyd
     Memorial Hospital and Health Services);
     Series 2008, Ref. VRD RB (LOC-Branch Banking
     & Trust Co.)(a)(d)                                0.65%     03/01/36       4,700          4,700,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Clark Memorial Hospital); Series
     2004 A, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.63%     04/01/24       6,400          6,400,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Community Hospitals);
     Series 1997 A, VRD Hospital RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(d)                           0.63%     07/01/27       6,000          6,000,000
--------------------------------------------------------------------------------------------------------
     Series 2000 A, VRD Hospital RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.65%     07/01/28       2,300          2,300,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Sisters of St. Francis Health
     Services, Inc.); Series 1999 A, Hospital
     RB(f)(g)(h)                                       5.15%     05/01/09       4,500          4,567,648
--------------------------------------------------------------------------------------------------------
  Indianapolis (City of) Local Public Improvement
     Bond Bank; Series 2009 C, RN                      0.78%     01/15/10       6,050          6,050,000
--------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Indiana University (Trustees
     of)); Series 2008-2494, VRD Consolidated
     RB(a)(b)(c)                                       0.60%     12/15/15       1,490          1,490,000
--------------------------------------------------------------------------------------------------------
  Purdue University (Trustees of) (Purdue
     University Student Facilities System); Series
     2003 A, RB                                        5.25%     07/01/09       4,360          4,412,042
========================================================================================================
                                                                                              51,624,690
========================================================================================================


IOWA-0.33%

  Iowa (State of) Finance Authority (Cedarwood
     Hills Apartments); Series 2001 A, VRD MFH RB
     (CEP-Federal Home Loan Mortgage Corp.)(a)         0.62%     05/01/31       2,000          2,000,000
--------------------------------------------------------------------------------------------------------
  Iowa (State of) Finance Authority (Morningside
     College); Series 2002, VRD Private College
     Facility RB (LOC-U.S. Bank, N.A.)(a)(d)           0.67%     10/01/32       1,225          1,225,000
--------------------------------------------------------------------------------------------------------
  Iowa (State of) Higher Education Loan Authority
     (Luther College); Series 2008, VRD Private
     Facility RB (LOC-Harris N.A.)(a)(d)               0.57%     12/01/38       5,500          5,500,000
========================================================================================================
                                                                                               8,725,000
========================================================================================================


KANSAS-0.28%

  Olathe (City of) (YMCA of Greater Kansas City);
     Series 2002 B, VRD Recreational Facilities RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.70%     11/01/18       2,235          2,235,000
--------------------------------------------------------------------------------------------------------
  Shawnee (City of) (Shawnee Village Associates);
     Series 1984, VRD IDR (LOC-JPMorgan Chase
     Bank, N.A.)(a)(d)                                 0.68%     12/01/09       5,045          5,045,000
========================================================================================================
                                                                                               7,280,000
========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
KENTUCKY-1.53%

  Kentucky (State of) Economic Development Finance
     Authority (Baptist Healthcare System, Inc.
     Obligated Group); Series 2009 B-4, VRD
     Hospital RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.62%     08/15/38     $ 9,000     $    9,000,000
--------------------------------------------------------------------------------------------------------
  Kentucky (State of) Rural Water Finance Corp.;
     Series 2009 B-1, Public Construction RN           2.00%     03/01/10       8,500          8,567,699
--------------------------------------------------------------------------------------------------------
  Morehead (City of) (Kentucky League of Cities
     Funding Trust); Series 2004 A, VRD Lease
     Program RB (LOC-U.S. Bank, N.A.)(a)(d)            0.60%     06/01/34       1,102          1,101,500
--------------------------------------------------------------------------------------------------------
  Newport (City of) (Kentucky League of Cities
     Funding Trust); Series 2002, VRD Lease
     Program RB (LOC-U.S. Bank, N.A.)(a)(d)            0.60%     04/01/32      12,670         12,670,000
--------------------------------------------------------------------------------------------------------
  Williamstown (City of) (Kentucky League of
     Cities Funding Trust);
     Series 2008 A, VRD Lease Program RB (LOC-U.S.
     Bank, N.A.)(a)(d)                                 0.60%     07/01/38       3,900          3,900,000
--------------------------------------------------------------------------------------------------------
     Series 2008 B, VRD Lease Program RB (LOC-U.S.
     Bank, N.A.)(a)(d)                                 0.60%     12/01/38       5,000          5,000,000
========================================================================================================
                                                                                              40,239,199
========================================================================================================


LOUISIANA-0.75%

  Denham Springs (City of) Economic Development
     District (Bass Pro Shops); Series 2007 A, VRD
     Sales Tax Increment RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(d)                                 0.67%     01/01/37       5,060          5,060,000
--------------------------------------------------------------------------------------------------------
  Louisiana (State of) Local Government
     Environmental Facilities and Community
     Development Authority (Trinity Episcopal
     School); Series 2003, VRD RB (LOC-SunTrust
     Bank)(a)(d)                                       0.72%     04/01/18       1,770          1,770,000
--------------------------------------------------------------------------------------------------------
  St. James (Parish of) (NuStar Logistics, L.P.);
     Series 2008, VRD RB (LOC-SunTrust
     Bank)(a)(c)(d)                                    0.62%     06/01/38      13,000         13,000,000
========================================================================================================
                                                                                              19,830,000
========================================================================================================


MARYLAND-3.59%

  Baltimore (County of) (Blue Circle Inc.); Series
     1992, Ref. VRD Economic Development RB
     (LOC-BNP Paribas)(a)(d)(e)                        0.63%     12/01/17       3,955          3,955,000
--------------------------------------------------------------------------------------------------------
  Baltimore (County of) (Consolidated Public
     Improvement); Series 2008, Commercial Paper
     BAN                                               0.35%     03/04/09      20,000         20,000,000
--------------------------------------------------------------------------------------------------------
  Baltimore (County of) (Metropolitan District);
     Series 2008, Commercial Paper BAN                 0.55%     04/02/09      19,400         19,400,000
--------------------------------------------------------------------------------------------------------
  Frederick (County of) (Buckingham's Choice Inc.
     Facility); Series 1997 C, VRD Retirement
     Community RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.65%     01/01/27       6,000          6,000,000
--------------------------------------------------------------------------------------------------------
  Howard (County of) (Norbel School Inc.); Series
     2001, VRD Economic Development RB (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.68%     02/01/28       4,785          4,785,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (eMerge, Inc.); Series 2006 A, Ref. VRD RB
     (LOC-PNC Bank)(a)(d)                              0.60%     04/01/22       1,240          1,240,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Archdiocese of
     Baltimore Schools); Series 2007, VRD RB
     (LOC-PNC Bank, N.A.)(a)(d)                        0.60%     07/01/37       1,840          1,840,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Loyola College in
     Maryland, Inc.); Series 2007, VRD RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     12/01/23       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Odenton Christian
     School); Series 2008, VRD RB (LOC-PNC Bank,
     N.A.)(a)(d)                                       0.57%     07/01/33       3,590          3,590,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Pickersgill, Inc.);
     Series 2005 B, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(d)                                  0.57%     01/01/35       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Sheppard Pratt Health
     System, Inc.); Series 2003 B, VRD RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     07/01/28       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (The Barnesville School,
     Inc.); Series 1999, VRD RB (LOC-SunTrust
     Bank)(a)(d)                                       0.82%     09/01/24       1,965          1,965,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Industrial Development
     Financing Authority (Baltimore International
     College Facility); Series 2005, VRD Economic
     Development RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.68%     11/01/30       4,600          4,600,000
--------------------------------------------------------------------------------------------------------
  Montgomery (County of) (Sidwell Friends School
     Issuer); Series 2007, VRD RB (LOC-SunTrust
     Bank)(a)(d)                                       0.62%     04/01/37      12,900         12,900,000
========================================================================================================
                                                                                              94,775,000
========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
MASSACHUSETTS-3.22%

  Boston (City of) Water & Sewer Commission;
     Series 2006 A, Commercial Paper BAN (LOC-Bank
     of America, N.A.)(d)                              0.60%     07/07/09     $ 5,000     $    5,000,000
--------------------------------------------------------------------------------------------------------
  Concord (Town of); Series 2009, Unlimited Tax GO
     BAN                                               1.00%     01/28/10      12,500         12,554,433
--------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Massachusetts (State of)
     Development Finance Agency); Series 2007-0093
     A, VRD COP RB(a)(b)(c)                            0.62%     10/01/35       8,900          8,900,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (Commonwealth of); Series 2008 C,
     Limited Tax GO RAN                                4.00%     05/29/09      18,000         18,077,912
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (Abby Kelley Foster Charter Public
     School); Series 2008, VRD RB (LOC-TD Bank,
     N.A.)(a)(d)                                       0.58%     09/01/38       4,900          4,900,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (Brandon Residential Treatment Center,
     Inc.); Series 2003, VRD RB (LOC-TD Bank,
     N.A.)(a)(d)                                       0.58%     04/01/28       5,895          5,895,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (MassDevelopment CP Program 5 Issue);
     Series 2007, Commercial Paper RN (LOC-TD
     Bank, N.A.)(d)                                    1.00%     04/01/09      18,198         18,198,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Community Health Center
     Capital Fund); Series 1995 A, VRD RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.58%     03/01/15       1,300          1,300,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Harrington Memorial
     Hospital, Inc.); Series 2008 A, VRD RB
     (LOC-TD Bank, N.A.)(a)(d)                         0.62%     07/01/38       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Partners Healthcare
     System); Series 2008 H-1, Commercial Paper RB     0.90%     04/06/09       5,000          5,000,000
========================================================================================================
                                                                                              84,825,345
========================================================================================================


MICHIGAN-2.73%

  Boyne (City of) Public Schools; Series 1999,
     Unlimited Tax GO(f)(g)(h)                         5.75%     05/01/09       1,935          1,946,877
--------------------------------------------------------------------------------------------------------
  Michigan (State of) Hospital Finance Authority
     (Oaklawn Hospital); Series 2006, Ref. VRD RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.71%     11/01/37      35,925         35,925,000
--------------------------------------------------------------------------------------------------------
  Michigan (State of) Housing Development
     Authority (Courtyards of Taylor Apartments);
     Series 2002 A, VRD Limited Obligation MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.65%     08/15/32       1,615          1,615,000
--------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (Evangelical
     Homes of Michigan); Series 2008, VRD Limited
     Obligation RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.61%     05/01/37       9,800          9,800,000
--------------------------------------------------------------------------------------------------------
  Saline (City of) Economic Development Corp.
     (Evangelical Homes of Michigan-Brecon
     Village); Series 1997, VRD Limited Obligation
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)          0.63%     11/01/25       8,400          8,400,000
--------------------------------------------------------------------------------------------------------
  Southfield (City of) Economic Development Corp.
     (Lawrence Technological University);
     Series 2000, VRD Limited Obligation RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.63%     02/01/35       2,905          2,905,000
--------------------------------------------------------------------------------------------------------
     Series 2001, VRD Limited Obligation RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.63%     10/01/31       5,505          5,505,000
--------------------------------------------------------------------------------------------------------
  University of Michigan of Regents; Series 2008
     H, Commercial Paper Notes                         0.30%     04/07/09       6,000          6,000,000
========================================================================================================
                                                                                              72,096,877
========================================================================================================


MINNESOTA-1.22%

  JPMorgan PUTTERs (Minnesota (State of) Public
     Facilities Authority); Series 2002-319, VRD
     Drinking Water RB(a)(b)(c)                        0.60%     03/01/21      13,555         13,555,000
--------------------------------------------------------------------------------------------------------
  Mankato (City of) (Highland Hills of Mankato);
     Series 1997, Ref. VRD MFH RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.65%     05/01/27       1,100          1,100,000
--------------------------------------------------------------------------------------------------------
  Minnesota (State of) Higher Education Facilities
     Authority (Macalester College); Series 2003
     Five-Q, VRD RB(a)                                 0.60%     03/01/33       3,850          3,850,000
--------------------------------------------------------------------------------------------------------
  Minnesota (State of) Higher Education Facilities
     Authority (University of St. Thomas); Series
     2004 Five-Z, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.55%     10/01/29       7,200          7,200,000
--------------------------------------------------------------------------------------------------------
  Minnesota (State of) Rural Water Finance
     Authority; Series 2008, Public Construction
     RN                                                2.75%     06/01/09       6,500          6,511,261
========================================================================================================
                                                                                              32,216,261
========================================================================================================


MISSISSIPPI-2.10%

  Flowood (City of) (Reflection Pointe
     Apartments); Series 2001, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     05/15/31       5,780          5,780,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
MISSISSIPPI-(CONTINUED)

  Jackson (County of); Series 1994, Ref. VRD Water
     System Unlimited Tax GO (CEP-Chevron
     Corp.)(a)                                         0.60%     11/01/24     $11,000     $   11,000,000
--------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Chevron U.S.A. Inc.);
     Series 2007 B, VRD Gulf Opportunity Zone
     IDR(a)                                            0.70%     12/01/30      22,000         22,000,000
--------------------------------------------------------------------------------------------------------
     Series 2007 C, VRD Gulf Opportunity Zone
     IDR(a)                                            0.65%     12/01/30      16,500         16,500,000
========================================================================================================
                                                                                              55,280,000
========================================================================================================


MISSOURI-4.29%

  Hannibal (City of) Industrial Development
     Authority (Hannibal Regional Hospital);
     Series 2007, VRD Health Facilities RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.69%     08/01/27       8,000          8,000,000
--------------------------------------------------------------------------------------------------------
  Independence (City of) Industrial Development
     Authority (The Groves and Graceland College
     Nursing Arts Center); Series 1997 A, VRD IDR
     (LOC-Bank of America, N.A.)(a)(d)                 0.65%     11/01/27      12,340         12,340,000
--------------------------------------------------------------------------------------------------------
  Kansas City (City of) Industrial Development
     Authority (Bethesda Living Centers); Series
     2001 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.57%     08/01/31       8,750          8,750,000
--------------------------------------------------------------------------------------------------------
  Kansas City (City of) Industrial Development
     Authority (Gatehouse Apartments); Series
     2001, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.62%     11/15/26       1,650          1,650,000
--------------------------------------------------------------------------------------------------------
  Missouri (State of) Development Finance Board
     (Center of Creative Arts Project); Series
     2004, VRD Cultural Facilities RB (LOC-PNC
     Bank, N.A.)(a)(d)                                 0.60%     07/01/24       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Academie Lafayette);
     Series 2003, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.70%     02/01/28       1,340          1,340,000
--------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Lutheran Church
     Extension Fund- Missouri Synod Loan Program);
     Series 2004 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.75%     07/01/29       7,945          7,945,000
--------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Southwest Baptist
     University); Series 2003, VRD RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.65%     10/01/33       2,700          2,700,000
--------------------------------------------------------------------------------------------------------
  North Kansas City (City of) (North Kansas City
     Hospital); Series 2008, VRD Hospital RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.65%     11/01/33      27,810         27,810,000
--------------------------------------------------------------------------------------------------------
  Springfield (City of) Industrial Development
     Authority (Pebblecreek Apartments); Series
     1994, Ref. VRD MFH RB (CEP-Federal Home Loan
     Bank of Des Moines)(a)                            0.68%     12/01/19       3,520          3,520,000
--------------------------------------------------------------------------------------------------------
  St. Charles (County of) Industrial Development
     Authority (Sun River Village Apartments);
     Series 1985, VRD IDR (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.66%     12/01/27      12,500         12,500,000
--------------------------------------------------------------------------------------------------------
  St. Charles (County of) Industrial Development
     Authority (Westchester Village Apartments);
     Series 2006, Ref. VRD MFH RB (CEP-Federal
     National Mortgage Association)(a)                 0.66%     04/15/27       5,600          5,600,000
--------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Schnuck Markets, Inc. Kirkwood);
     Series 1985, VRD IDR (LOC-U.S. Bank,
     N.A.)(a)(c)(d)                                    0.77%     12/01/15       3,950          3,950,000
--------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Sugar Pines Apartments); Series
     2006, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.66%     04/15/27       9,170          9,170,000
--------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Westport Station Apartments);
     Series 2006, Ref. VRD MFH RB (CEP-Federal
     National Mortgage Association)(a)                 0.66%     04/15/27       4,970          4,970,000
--------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Whitfield School Inc.); Series
     2004 B, Ref. VRD Educational Facilities RB
     (LOC-U.S. Bank, N.A.)(a)(d)                       0.70%     06/15/24       1,920          1,920,000
========================================================================================================
                                                                                             113,165,000
========================================================================================================


MONTANA-0.35%

  Forsyth (City of) (Pacificorp); Series 1988,
     Ref. Customized Purchase PCR (LOC-BNP
     Paribas)(a)(d)(e)                                 0.75%     01/01/18       1,625          1,625,000
--------------------------------------------------------------------------------------------------------
  Helena (City of) (Carroll College); Series 2002,
     VRD Higher Education RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.55%     10/01/32       7,630          7,630,000
========================================================================================================
                                                                                               9,255,000
========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
NEBRASKA-0.49%

  Douglas (County of) Hospital Authority No. 2
     (Children's Hospital Obligated Group); Series
     2008 A, Ref. VRD Health Facilities RB
     (LOC-U.S. Bank, N.A.)(a)(d)                       0.65%     08/15/32     $ 5,000     $    5,000,000
--------------------------------------------------------------------------------------------------------
  Lancaster (County of) Hospital Authority No. 1
     (BryanLGH Medical Center); Series 2008 B-1,
     Ref. VRD RB (LOC-U.S. Bank, N.A.)(a)(d)           0.65%     06/01/31       7,895          7,895,000
========================================================================================================
                                                                                              12,895,000
========================================================================================================


NEVADA-0.86%

  Nevada (State of) Department of Business &
     Industry (Nevada Cancer Institute); Series
     2003, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.65%     12/01/33      22,550         22,550,000
========================================================================================================


NEW HAMPSHIRE-0.67%

  New Hampshire (State of) Business Finance
     Authority (Alice Peck Day Health Systems
     Obligated Group); Series 2007 A, VRD RB
     (LOC-TD Bank, N.A.)(a)(d)                         0.61%     10/01/36       9,350          9,350,000
--------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Moore Center); Series
     2007, VRD RB (LOC-TD Bank, N.A.)(a)(d)            0.60%     09/01/37       4,240          4,240,000
--------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Riverbend Community
     Mental Health, Inc.); Series 2008, VRD RB
     (LOC-TD Bank, N.A.)(a)(d)                         0.60%     07/01/38       4,100          4,100,000
========================================================================================================
                                                                                              17,690,000
========================================================================================================


NEW JERSEY-0.59%

  Reset Option Ctfs. Trust II-R (New Jersey (State
     of) Transportation Trust Fund Authority);
     Series 11282, VRD RB(a)(b)(c)                     0.72%     12/15/32      15,475         15,475,000
========================================================================================================


NEW MEXICO-0.22%

  New Mexico (State of) Finance Authority; Series
     2008 B-1, Ref. Sub Lien VRD RB (LOC-State
     Street Bank & Trust Co.)(a)(d)                    0.53%     12/15/26       3,800          3,800,000
--------------------------------------------------------------------------------------------------------
  New Mexico (State of); Series 2007, Unlimited
     Tax Capital Projects GO                           5.00%     03/01/09       2,010          2,010,109
========================================================================================================
                                                                                               5,810,109
========================================================================================================


NEW YORK-0.31%

  New York (State of) Thruway Authority (Highway &
     Bridge Trust Fund); Series 1999 B,
     RB(f)(g)(h)                                       5.00%     04/01/09       7,000          7,087,760
--------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (New York (City
     of) Trust for Cultural Resources); Series
     11557, VRD RB(a)(b)(c)                            0.74%     07/01/31       1,000          1,000,000
========================================================================================================
                                                                                               8,087,760
========================================================================================================


NORTH CAROLINA-5.19%

  Charlotte (City of) Housing Authority (Oak Park
     Apartments); Series 2005, VRD MFH RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.60%     09/01/35       7,625          7,625,000
--------------------------------------------------------------------------------------------------------
  Charlotte (City of) Housing Authority
     (Stonehaven East Apartments); Series 2005,
     VRD MFH RB (LOC-Wells Fargo Bank, N.A.)(a)(d)     0.60%     09/01/35       9,195          9,195,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Barton College); Series 2004,
     VRD Educational Facilities RB (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.68%     07/01/19       4,440          4,440,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Cannon School, Inc.); Series
     2002, VRD Educational Facilities RB
     (LOC-SunTrust Bank)(a)(d)                         0.61%     06/01/25       3,340          3,340,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Canterbury School); Series
     2002, VRD Educational Facilities RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     08/01/22       1,125          1,125,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Guilford College); Series
     2005 B, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.68%     09/01/35       6,900          6,900,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (High Point University);
     Series 2008, VRD Educational Facilities RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     05/01/30       4,500          4,500,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The Hill Center); Series
     2008, VRD Educational Facilities RB
     (LOC-SunTrust Bank)(a)(d)                         0.67%     07/01/28       5,000          5,000,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

  North Carolina (State of) Capital Facilities
     Finance Agency (The O'Neal School); Series
     2007, VRD Educational Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.68%     09/01/29     $ 2,500     $    2,500,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The Summit School, Inc.);
     Series 2008, VRD Educational Facilities RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     06/01/33       5,200          5,200,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Cardinal Gibbons High
     School); Series 1999, VRD RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.67%     08/01/14       3,580          3,580,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Elon College); Series 1997,
     VRD RB (LOC-Bank of America, N.A.)(a)(d)          0.65%     01/01/19       4,180          4,180,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Queens College); Series 1999
     A, VRD RB (LOC-Bank of America, N.A.)(a)(d)       0.65%     03/01/19       2,900          2,900,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Roman Catholic Diocese of
     Charlotte, North Carolina); Series 2000, VRD
     RB (LOC-Wells Fargo Bank, N.A.)(a)(d)             0.61%     06/01/17       4,995          4,995,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Housing Finance Agency
     (Appalachian Student Housing Corp.); Series
     2000 A-1, VRD Student Housing RB (LOC-Wells
     Fargo Bank, N.A.)(a)(d)                           0.68%     07/01/31       1,505          1,505,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Housing Finance Agency
     (The Masonic Home for Children at Oxford);
     Series 2002, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.68%     08/01/23       1,470          1,470,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Deerfield Episcopal Retirement
     Community); Series 2008 B, VRD Health Care
     Facilities First Mortgage RB (LOC-Branch
     Banking &Trust Co.)(a)(d)                         0.68%     11/01/14       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Lower Cape Fear Hospice, Inc.);
     Series 2007, VRD Health Care Facilities RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     11/01/27       2,000          2,000,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (North Carolina Baptist Hospital);
     Series 2009 B, Ref. VRD RB(a)                     0.60%     06/01/34       5,700          5,700,000
--------------------------------------------------------------------------------------------------------
     Series 2009 C, Ref. VRD RB(a)                     0.60%     06/01/34       5,700          5,700,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Person Memorial Hospital); Series
     2005, VRD Health Care Facilities RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     01/01/35      13,890         13,890,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (University Health Systems of
     Eastern Carolina); Series 2008 B-2, Ref. VRD
     Health Care Facilities RB (LOC-Branch Banking
     & Trust Co.)(a)(d)                                0.64%     12/01/36       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Westcare Health System Obligated
     Group); Series 2002 A, VRD Hospital RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     09/01/22       8,900          8,900,000
--------------------------------------------------------------------------------------------------------
  University of North Carolina at Chapel Hill
     Board of Governors;
     Series 2006 A, Commercial Paper Bonds             0.70%     03/06/09       4,500          4,500,000
--------------------------------------------------------------------------------------------------------
     Series 2006 A, Commercial Paper Bonds             0.75%     04/03/09      11,600         11,600,000
--------------------------------------------------------------------------------------------------------
  Wake (County of) Industrial Facilities &
     Pollution Control Finance Agency (Wake
     Enterprises, Inc.); Series 2009, VRD Capital
     Facilities RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.58%     02/01/34       3,500          3,500,000
--------------------------------------------------------------------------------------------------------
  Wake (County of); Series 2008, Unlimited Tax GO
     BAN                                               3.50%     10/15/09       2,500          2,527,639
========================================================================================================
                                                                                             136,772,639
========================================================================================================


NORTH DAKOTA-0.10%

  Fargo (City of) (Case Oil Co.); Series 1984, VRD
     Commercial Development RB (LOC-U.S. Bank
     N.A.)(a)(d)                                       0.77%     12/01/14       2,655          2,655,000
========================================================================================================


OHIO-3.72%

  Beavercreek (City of) City School District;
     Series 2009, School Improvement Unlimited Tax
     GO BAN                                            2.00%     08/18/09       8,350          8,402,757
--------------------------------------------------------------------------------------------------------
  Butler (County of) (CCAO Low Cost Capital Pooled
     Financing Program); Sr. Series 2005 A, VRD
     Capital Funding RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.60%     06/01/35       3,015          3,015,000
--------------------------------------------------------------------------------------------------------
  Cleveland (City of) Municipal School District;
     Series 2008, School Improvement Unlimited Tax
     GO BAN                                            2.50%     09/30/09      12,500         12,597,827
--------------------------------------------------------------------------------------------------------
  Columbus (City of) City School District; Series
     2009 A, School Facilities Construction &
     Improvement Unlimited Tax GO BAN                  2.00%     08/13/09       8,500          8,550,166
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

  Columbus (City of) Regional Airport Authority
     (OASBO Expanded Asset Pooled Financing
     Program);
     Sr. Series 2004 A, VRD Capital Funding RB
       (LOC-U.S. Bank, N.A.)(a)(d)                     0.60%     03/01/34     $ 5,360     $    5,360,000
--------------------------------------------------------------------------------------------------------
     Sr. Series 2005, VRD Capital Funding RB
       (LOC-U.S. Bank, N.A.)(a)(d)                     0.60%     07/01/35       6,320          6,320,000
--------------------------------------------------------------------------------------------------------
  Dublin (City of) City School District; Series
     2009, School Construction Unlimited Tax GO
     BAN                                               2.00%     10/15/09       2,700          2,722,710
--------------------------------------------------------------------------------------------------------
  Hamilton (County of) (Drake Center, Inc.);
     Series 1999 A, VRD Hospital Facilities RB
     (LOC-U.S. Bank, N.A.)(a)(d)                       0.60%     06/01/19       5,700          5,700,000
--------------------------------------------------------------------------------------------------------
  Lake (County of) (Lake Hospital System, Inc.);
     Series 2002, VRD Hospital Facilities RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.78%     12/01/32       8,930          8,930,000
--------------------------------------------------------------------------------------------------------
  Lorain (County of) (EMH Regional Medical
     Center); Series 2008, Ref. VRD Hospital
     Facilities RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.65%     11/01/21       4,900          4,900,000
--------------------------------------------------------------------------------------------------------
  Lorain (County of) Port Authority (St. Ignatius
     High School); Series 2008, VRD Educational
     Facilities RB (LOC-U.S. Bank, N.A.)(a)(d)         0.61%     08/02/38       2,250          2,250,000
--------------------------------------------------------------------------------------------------------
  Lucas (County of) (ProMedica Healthcare System);
     Series 2008 B, VRD Hospital RB (LOC-UBS
     AG)(a)(d)(e)                                      0.72%     11/15/40       1,955          1,955,000
--------------------------------------------------------------------------------------------------------
  Marion (County of) (Pooled Lease Program);
     Series 1990, VRD Hospital Improvement RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.68%     08/01/20       1,125          1,125,000
--------------------------------------------------------------------------------------------------------
  Montgomery (County of) (The Dayton Art
     Institute); Series 1996, VRD Economic
     Development RB (LOC-U.S. Bank, N.A.)(a)(d)        0.60%     05/01/26       4,300          4,300,000
--------------------------------------------------------------------------------------------------------
  Ohio (State of) (Goodwill Industries of the
     Miami Valley); Series 2003, VRD Economic
     Development RB (LOC-PNC Bank, N.A.)(a)(d)         0.60%     06/01/23       7,320          7,320,000
--------------------------------------------------------------------------------------------------------
  Richland (County of) (Wesleyan Senior Living
     Obligated Group); Series 2004 A, Ref. VRD
     Health Care Facilities RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(d)                                 0.60%     11/01/27      14,630         14,630,000
========================================================================================================
                                                                                              98,078,460
========================================================================================================


OKLAHOMA-1.05%

  Oklahoma (County of) Finance Authority (Oxford
     Oaks, Watersedge & Gardens at Reding
     Apartments); Series 2000, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.64%     07/15/30       8,650          8,650,000
--------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Development Finance
     Authority (Capitol Dome); Series 2001, VRD RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.77%     06/01/11       1,360          1,360,000
--------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Water Resources Board;
     Series 1994 A, VRD State Loan Program
     RB(a)(g)                                          1.65%     09/01/23      12,655         12,655,000
--------------------------------------------------------------------------------------------------------
     Series 1995, VRD State Loan Program RB(a)         1.65%     09/01/24       5,060          5,060,000
========================================================================================================
                                                                                              27,725,000
========================================================================================================


OREGON-0.77%

  Oregon (State of); Series 2008 A, Full Faith &
     Credit Unlimited Tax GO TAN                       3.00%     06/30/09      10,000         10,042,350
--------------------------------------------------------------------------------------------------------
  Portland (City of) (South Park Block); Series
     1988 A, Ref. VRD MFH RB (LOC-Harris
     N.A.)(a)(d)                                       0.65%     12/01/11      10,250         10,250,000
========================================================================================================
                                                                                              20,292,350
========================================================================================================


PENNSYLVANIA-6.24%

  Allegheny (County of) Hospital Development
     Authority (Central Blood Bank); Series 1992,
     VRD Health Facilities RB (LOC-PNC Bank,
     N.A.)(a)(d)                                       0.60%     12/01/10       1,225          1,225,000
--------------------------------------------------------------------------------------------------------
  Allegheny (County of) Hospital Development
     Authority (UPMC Senior Communities, Inc.);
     Series 2003, VRD RB (CEP-Federal National
     Mortgage Association)(a)                          0.62%     07/15/28       1,900          1,900,000
--------------------------------------------------------------------------------------------------------
  Benzinger (Township of) Hospital Authority (Elk
     Regional Health System); Series 2000, VRD RB
     (LOC-PNC Bank, N.A.)(a)(d)                        0.60%     12/01/30       1,040          1,040,000
--------------------------------------------------------------------------------------------------------
  Berks (County of) Industrial Development
     Authority (CHF-Kutztown, LLC Project
     Servicing Kutztown University of
     Pennsylvania); Series 2007 A, VRD Student
     Housing RB (LOC-Citibank N.A.)(a)(d)              0.60%     07/01/37      10,675         10,675,000
--------------------------------------------------------------------------------------------------------
  Butler (County of) Industrial Development
     Authority (Concordia Lutheran Ministries);
     Series 2004 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.57%     05/01/34       6,540          6,540,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

  Chester (County of) Industrial Development
     Authority (Archdiocese of Philadelphia);
     Series 2001, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.65%     07/01/31     $42,100     $   42,100,000
--------------------------------------------------------------------------------------------------------
  Erie (City of) Higher Education Building
     Authority (Gannon University); Series 1998 F,
     VRD University RB (LOC-PNC Bank, N.A.)(a)(d)      0.60%     07/01/13       1,800          1,800,000
--------------------------------------------------------------------------------------------------------
  Erie (County of) Hospital Authority (Hamot
     Health Foundation); Series 2008, VRD RB
     (LOC-PNC Bank, N.A.)(a)(d)                        0.55%     05/15/20       2,210          2,210,000
--------------------------------------------------------------------------------------------------------
  Haverford (Township of) School District; Series
     2009, Limited Tax GO (LOC-TD Bank,
     N.A.)(a)(d)                                       0.58%     03/01/30       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  Lebanon (County of) Health Facilities Authority
     (E.C.C. Retirement Village); Series 2000, VRD
     RB (LOC-PNC Bank, N.A.)(a)(d)                     0.65%     10/15/25       9,315          9,315,000
--------------------------------------------------------------------------------------------------------
  Lower Merion (Township of) School District
     (Capital Project Series);
     Series 2009 A, VRD Limited Tax GO (LOC-State
     Street Bank & Trust Co.)(a)(d)                    0.55%     04/01/27       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
     Series 2009 B, VRD Limited Tax GO (LOC-U.S.
     Bank, N.A.)(a)(d)                                 0.55%     04/01/27       4,000          4,000,000
--------------------------------------------------------------------------------------------------------
  Luzerne (County of) Industrial Development
     Authority (Methodist Homes for the Aging of
     the Wyoming Conference); Series 2003, VRD RB
     (LOC-Bank of New York)(a)(d)                      0.62%     02/01/29       2,700          2,700,000
--------------------------------------------------------------------------------------------------------
  Luzerne (County of) Industrial Development
     Authority; Series 2005, VRD Gtd. Lease RB
     (LOC-PNC Bank, N.A.)(a)(d)                        0.60%     11/01/26       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Luzerne (County of); Series 2004, VRD Unlimited
     Tax GO (LOC-PNC Bank, N.A.)(a)(d)                 0.60%     11/01/14       2,185          2,185,000
--------------------------------------------------------------------------------------------------------
  Montgomery (County of) Redevelopment Authority
     (Forge Gate Apartments); Series 2001 A, VRD
     MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     08/15/31       2,225          2,225,000
--------------------------------------------------------------------------------------------------------
  Moon (Township of) Industrial Development
     Authority (Providence Point); Series 2007,
     VRD First Mortgage RB (LOC-Lloyds TSB Bank
     PLC)(a)(d)(e)                                     0.67%     07/01/38      31,165         31,165,000
--------------------------------------------------------------------------------------------------------
  New Castle Area School District; Series 2003 B,
     Unlimited Tax GO(f)(g)(h)                         4.75%     03/01/09       2,400          2,400,133
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Dr. Gertrude A. Barber
     Center, Inc.); Series 2002, VRD RB (LOC-PNC
     Bank, N.A.)(a)(d)                                 0.60%     12/01/31       2,230          2,230,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Mercy Health System of
     Southeastern Pennsylvania); Series 1999 E-1,
     VRD RB (LOC-PNC Bank, N.A.)(a)(d)                 0.60%     09/01/19       1,200          1,200,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Pennsylvania Treasury
     Department Hospital Enhancement Loan Program-
     J.C. Blair Memorial Hospital); Series 2007 A-
     1, VRD Hospital RB (LOC-PNC Bank, N.A.)(a)(d)     0.60%     03/01/19       2,070          2,070,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Kings
     College); Series 2003 L-2, VRD RB (LOC-PNC
     Bank, N.A.)(a)(d)                                 0.60%     05/01/18       1,115          1,115,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Rosemont
     College); Series 2004 O, VRD RB (LOC-Wells
     Fargo Bank, N.A.)(a)(d)                           0.62%     11/01/34       5,500          5,500,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Washington &
     Jefferson College); Series 1999 E-5, VRD RB
     (LOC-PNC Bank, N.A.)(a)(d)                        0.60%     11/01/29       5,300          5,300,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-The Waynesburg
     College); Series 2004 N-2, VRD RB (LOC-PNC
     Bank, N.A.)(a)(d)                                 0.60%     05/01/34       1,500          1,500,000
--------------------------------------------------------------------------------------------------------
  Westmoreland (County of) Industrial Development
     Authority (Excela Health);
     Series 2005 C, VRD Health System RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.60%     07/01/27       7,915          7,915,000
--------------------------------------------------------------------------------------------------------
     Series 2005 E, VRD Health System RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.60%     07/01/22       7,100          7,100,000
========================================================================================================
                                                                                             164,410,133
========================================================================================================


RHODE ISLAND-0.09%

  Providence (City of) Housing Authority
     (Cathedral Square Apartments I); Series 2000
     A, VRD MFH RB (LOC-Bank of America,
     N.A.)(a)(c)(d)                                    0.75%     09/01/30       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Rhode Island (State of) Health & Educational
     Building Corp. (St. Andrew's School); Series
     1999, VRD RB (LOC-U.S. Bank, N.A.)(a)(d)          0.66%     12/01/29       1,375          1,375,000
========================================================================================================
                                                                                               2,375,000
========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
SOUTH CAROLINA-2.84%

  Charleston (County of) School District; Series
     2008, Unlimited Tax GO                            4.00%     03/01/09     $34,000     $   34,000,959
--------------------------------------------------------------------------------------------------------
  Clemson University; Series 2000, RB(f)(g)(h)         6.25%     05/01/09       1,250          1,274,636
--------------------------------------------------------------------------------------------------------
  Oconee (County of) (Duke Power Co.); Series
     1993, Ref. VRD Facilities PCR (LOC-SunTrust
     Bank)(a)(d)                                       0.62%     02/01/17       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Nonprofit Institutions
     of Higher Learning (Newberry College); Series
     2008, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.68%     06/01/35       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Housing Finance &
     Development Authority (Runaway Bay
     Apartments); Series 2005, Ref. VRD MFH Rental
     RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     11/15/35       7,465          7,465,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Carolina Children's
     Home); Series 2003, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.68%     03/01/23       1,800          1,800,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (John Ancrum Society
     for Prevention of Cruelty to Animals); Series
     2007, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.65%     08/01/27       4,400          4,400,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Oconee Memorial
     Hospital, Inc.); Series 2006 B, VRD Hospital
     RB (LOC-Wells Fargo Bank, N.A.)(a)(d)             0.60%     10/01/36       9,000          9,000,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Porter-Gaud School);
     Series 2008, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.61%     12/01/33      12,000         12,000,000
========================================================================================================
                                                                                              74,940,595
========================================================================================================


SOUTH DAKOTA-0.36%

  South Dakota (State of) Health & Educational
     Facilities Authority (Regional Health, Inc.);
     Series 2008, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.65%     09/01/27       8,500          8,500,000
--------------------------------------------------------------------------------------------------------
  South Dakota (State of) Housing Development
     Authority (Country Meadows Apartments);
     Series 2009, VRD MFH RB (CEP-Federal Home
     Loan Mortgage Corp.)(a)                           0.62%     01/01/44       1,000          1,000,000
========================================================================================================
                                                                                               9,500,000
========================================================================================================


TENNESSEE-2.09%

  Blount (County of) Public Building Authority
     (Local Government Public Improvement); Series
     2009 E-7-A, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(d)                                  0.68%     06/01/39       5,500          5,500,000
--------------------------------------------------------------------------------------------------------
  Chattanooga (City of) Health, Educational &
     Housing Facility Board (Windridge
     Apartments); Series 2003 A, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     05/15/33       3,175          3,175,000
--------------------------------------------------------------------------------------------------------
  Hendersonville (City of) Industrial Development
     Board (Pope John Paul II High School, Inc.);
     Series 2000, VRD Educational Facilities RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     12/01/20       2,700          2,700,000
--------------------------------------------------------------------------------------------------------
  Jackson (City of) Health, Educational & Housing
     Facility Board (Post House Jackson
     Apartments); Series 2002, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     10/15/32       3,870          3,870,000
--------------------------------------------------------------------------------------------------------
  Loudon (City of) Industrial Development Board
     (A.E. Staley Manufacturing Company, Inc.);
     Series 1991, Ref. VRD PCR (LOC-Citibank
     N.A.)(a)(c)(d)                                    0.61%     06/01/23       8,100          8,100,000
--------------------------------------------------------------------------------------------------------
  Memphis (City of) & Shelby (County of)
     Industrial Development Board (UT Medical
     Group, Inc.); Series 1999, VRD IDR
     (LOC-SunTrust Bank)(a)(d)                         0.82%     03/01/24       5,555          5,555,000
--------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (Hickory Trace Apartments);
     Series 2003, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                      0.63%     03/01/33       4,750          4,750,000
--------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (Lipscomb University);
     Series 2003, Ref. VRD Educational Facilities
     RB (LOC-SunTrust Bank)(a)(d)                      0.62%     02/01/23       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
     Series 2006, VRD RB (LOC-SunTrust Bank)(a)(d)     0.62%     11/01/28       1,150          1,150,000
--------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (Summit Apartments); Series
     2006, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.62%     07/15/36       6,825          6,825,000
--------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (The Park at Hermitage);
     Series 2004, Ref. VRD MFH RB (CEP-Federal
     National Mortgage Association)(a)                 0.62%     02/15/34       1,945          1,945,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

  Shelby (County of) Health, Educational & Housing
     Facility Board (Memphis University School);
     Series 2006, VRD RB (LOC-SunTrust Bank)(a)(d)     0.82%     07/01/26     $ 3,300     $    3,300,000
--------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Trezevant Manor); Series 2007
     A, VRD RB (LOC-Bank of America, N.A.)(a)(d)       0.67%     09/01/39       7,225          7,225,000
========================================================================================================
                                                                                              55,095,000
========================================================================================================


TEXAS-11.99%

  Arlington (City of);
     Series 2005 A, GO Commercial Paper Notes          1.25%     03/10/09      11,000         11,000,000
--------------------------------------------------------------------------------------------------------
     Series 2005 A, GO Commercial Paper Notes          0.75%     04/06/09       9,000          9,000,000
--------------------------------------------------------------------------------------------------------
  Austin (City of) Housing Finance Corp. (Stassney
     Woods Apartments); Series 2004, Ref. VRD MFH
     RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     10/15/32       3,350          3,350,000
--------------------------------------------------------------------------------------------------------
  Bexar (County of) Housing Finance Corp.
     (Northwest Trails Apartments); Series 2004,
     Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.62%     12/15/34       3,130          3,130,000
--------------------------------------------------------------------------------------------------------
  Crawford (City of) Education Facilities Corp.
     (Prince of Peace Christian School);
     Series 2005, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.57%     07/01/28       5,500          5,500,000
--------------------------------------------------------------------------------------------------------
     Series 2005, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.57%     05/01/30       5,375          5,375,000
--------------------------------------------------------------------------------------------------------
  Cypress-Fairbank Independent School District;
     Series 2008, TAN                                  3.00%     06/25/09       5,000          5,021,417
--------------------------------------------------------------------------------------------------------
  De Soto (City of) Industrial Development
     Authority (National Service Industries,
     Inc.); Series 1991, Ref. VRD IDR (LOC-Wells
     Fargo Bank, N.A.)(a)(c)(d)                        0.68%     09/01/18       3,140          3,140,000
--------------------------------------------------------------------------------------------------------
  Garland (City of); Series 2008, GO Commercial
     Paper Notes                                       0.70%     07/07/09       8,200          8,200,000
--------------------------------------------------------------------------------------------------------
  Gulf Coast Industrial Development Authority
     (Petrounited Terminals, Inc.); Series 1989,
     Ref. VRD IDR (LOC-BNP Paribas)(a)(c)(d)(e)        0.63%     11/01/19       5,600          5,600,000
--------------------------------------------------------------------------------------------------------
  Harris (County of) Health Facilities Development
     Corp. (Texas Children's Hospital); Series
     2008-3, Ref. VRD Hospital RB(a)                   2.10%     10/01/41      24,865         24,865,000
--------------------------------------------------------------------------------------------------------
  Hockley (County of) Industrial Development Corp.
     (Amoco Corp.);
     Series 1983, VRD PCR(a)(e)                        1.70%     03/01/14      30,000         30,000,054
--------------------------------------------------------------------------------------------------------
     Series 1985, VRD PCR(a)(e)                        2.70%     11/01/19       9,000          9,000,000
--------------------------------------------------------------------------------------------------------
  Mesquite (City of) Independent School District;
     Series 2003 A, VRD School Building Unlimited
     Tax GO (CEP-Texas Permanent School Fund)(a)       0.61%     08/01/29      10,670         10,670,000
--------------------------------------------------------------------------------------------------------
  Morgan Stanley & Co. Inc. Trust Floater Ctfs.
     (North East Independent School District);
     Series 2006-1668, Ref. VRD Unlimited Tax
     GO(a)(b)(c)                                       0.67%     02/01/27      14,725         14,725,000
--------------------------------------------------------------------------------------------------------
  Northwest Independent School District; Series
     2006, VRD School Building Unlimited Tax GO
     (CEP-Texas Permanent School Fund)(a)              0.61%     02/15/31      10,560         10,560,000
--------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Houston (City
     of)); Series 12022, Sub. Lien VRD Airport
     System RB(a)(b)(c)                                0.67%     07/01/28      17,235         17,235,000
--------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Northwest
     Independent School District); Series 11220,
     VRD Unlimited Tax School Building GO(a)(b)(c)     0.68%     02/15/27       3,585          3,585,000
--------------------------------------------------------------------------------------------------------
  San Antonio (City of); Series 2008, Ref. Sub.
     Lien VRD Hotel Occupancy Tax RB (LOC-Wells
     Fargo Bank, N.A.)(a)(d)                           0.58%     08/15/34       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
  San Gabriel (City of) Health Facilities
     Development Corp. (YMCA of Greater Williamson
     County); Series 2005, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(d)                           0.63%     04/01/26       4,915          4,915,000
--------------------------------------------------------------------------------------------------------
  Tarrant (County of) Housing Finance Corp.
     (Sierra Springs Apartments); Series 1999,
     Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.67%     02/15/27       7,760          7,760,000
--------------------------------------------------------------------------------------------------------
  Texas (State of) Department of Housing &
     Community Affairs (NHP Foundation-Asmara
     Affordable Housing Inc.); Series 2003, Ref.
     VRD MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(a)                                         0.58%     07/01/33       6,180          6,180,000
--------------------------------------------------------------------------------------------------------
  Texas (State of) Public Finance Authority;
     Series 2002 A, GO Commercial Paper Notes          0.55%     06/23/09       6,500          6,500,000
--------------------------------------------------------------------------------------------------------
  Texas (State of) Small Business Industrial
     Development Corp. (Texas Public Facilities
     Capital Access Program); Series 1986, VRD RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.63%     07/01/26       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Texas (State of); Series 2008, TRAN                  3.00%     08/28/09      41,500         41,778,443
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

  Texas A&M University System Board of Regents;
     Series 1999, Financing System RB(f)(g)(h)         5.55%     05/15/09     $ 7,600     $    7,655,075
--------------------------------------------------------------------------------------------------------
  Travis (County of) Housing Finance Corp. (Travis
     Station Apartments); Series 2004 A, Ref. VRD
     MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     02/15/34       1,075          1,075,000
--------------------------------------------------------------------------------------------------------
  Travis (County of); Series 2008, Limited Tax GO
     Ctfs.                                             3.25%     03/01/10       2,000          2,049,997
--------------------------------------------------------------------------------------------------------
  University of Texas System Board of Regents
     (Revenue Financing System);
     Series 2002 A, Commercial Paper Notes             0.25%     04/06/09       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
     Series 2002 A, Commercial Paper Notes             0.45%     04/06/09      10,000         10,000,000
--------------------------------------------------------------------------------------------------------
  Upper Trinity Regional Water District; Series
     2008 A, Commercial Paper Regional Treated
     Water Supply System RN (LOC-Bank of America,
     N.A.)(d)                                          1.50%     05/06/09      15,550         15,550,000
--------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Comal (County of) Independent
     School District); Series 2008 K-10, VRD
     Unlimited Tax GO(a)(b)(c)                         0.65%     02/01/26       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (University of Texas System
     Board of Regents); Series 2007-C82, Ref. VRD
     RB(a)(b)(c)                                       0.65%     07/01/21      10,665         10,665,000
========================================================================================================
                                                                                             316,084,986
========================================================================================================


UTAH-0.07%

  Duchesne School District Municipal Building
     Authority; Series 2005, VRD Lease RB
     (LOC-U.S. Bank, N.A.)(a)(d)                       0.63%     06/01/21       1,800          1,800,000
========================================================================================================


VERMONT-0.22%

  Vermont (State of) Economic Development
     Authority (Wake Robin Corp.); Series 1999 B,
     Mortgage RB(f)(g)(h)                              6.75%     03/01/09       5,720          5,834,809
========================================================================================================


VIRGINIA-3.60%

  Albemarle (County of) Industrial Development
     Authority (Jefferson Scholars Foundation);
     Series 2007, VRD RB (LOC-SunTrust Bank)(a)(d)     0.62%     10/01/37       2,000          2,000,000
--------------------------------------------------------------------------------------------------------
  Albemarle (County of) Industrial Development
     Authority (Thomas Jefferson Foundation,
     Inc.);
     Series 2004, VRD RB (LOC-SunTrust Bank)(a)(d)     0.62%     10/01/29         940            940,000
--------------------------------------------------------------------------------------------------------
     Series 2007, VRD RB (LOC-SunTrust Bank)(a)(d)     0.62%     06/01/37       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  Arlington (County of) (Ballston Public Parking);
     Series 1984, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.63%     08/01/17       3,725          3,725,000
--------------------------------------------------------------------------------------------------------
  Arlington (County of) Industrial Development
     Authority (Woodbury Park Apartments); Series
     2005 A, Ref. VRD MFH RB (CEP-Federal Home
     Loan Mortgage Corp.)(a)                           0.62%     03/01/35      12,935         12,935,000
--------------------------------------------------------------------------------------------------------
  Charlottesville (City of) Industrial Development
     Authority (Seminole Square Shopping Center);
     Series 1993 B, Ref. VRD IDR (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.65%     12/01/13       1,010          1,010,000
--------------------------------------------------------------------------------------------------------
  Chesapeake (City of) Hospital Authority
     (Chesapeake General Hospital); Series 2001 B,
     VRD RB (LOC-SunTrust Bank)(a)(d)                  0.62%     07/01/31       1,500          1,500,000
--------------------------------------------------------------------------------------------------------
  Chesterfield (County of) Health Center
     Commission (Lucy Corr Village); Series 2008
     B, VRD Residential Care Facility First
     Mortgage RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.68%     12/01/12       3,100          3,100,000
--------------------------------------------------------------------------------------------------------
  Fairfax (County of) Economic Development
     Authority (Capital Hospice); Series 2009, VRD
     Health Care Facilities RB (LOC-Branch Banking
     & Trust Co.)(a)(d)                                0.68%     01/01/34       6,050          6,050,000
--------------------------------------------------------------------------------------------------------
  Fairfax (County of) Economic Development
     Authority (Vienna II Metrorail Station);
     First Series 1999, Parking RB(f)(g)(h)            6.00%     09/01/09       1,650          1,728,526
--------------------------------------------------------------------------------------------------------
     First Series 1999, Parking RB(f)(g)(h)            6.00%     09/01/09       1,750          1,833,285
--------------------------------------------------------------------------------------------------------
  Fairfax (County of) Industrial Development
     Authority (Inova Health System); Series 2008
     C-1, Ref. VRD Health Care RB(a)                   1.60%     04/15/35      25,000         25,000,000
--------------------------------------------------------------------------------------------------------
  Hanover (County of) Economic Development
     Authority (Bon Secours Health System, Inc.);
     Series 2008 D-1, Ref. VRD RB (LOC-Landesbank
     Baden-Wurttemberg)(a)(d)(e)                       0.62%     11/01/25       9,400          9,400,000
--------------------------------------------------------------------------------------------------------
  Hanover (County of) Industrial Development
     Authority (Covenent Woods); Series 1999, VRD
     Residential Care Facility RB (LOC-Branch
     Banking & Trust Co.)(a)(c)(d)                     0.68%     07/01/29       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  Henrico (County of) Economic Development
     Authority (Bon Secours Health System, Inc.);
     Series 2008 D, Ref. VRD RB (LOC-Landesbank
     Baden-Wurttemberg)(a)(d)(e)                       0.62%     11/01/25      13,700         13,700,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
VIRGINIA-(CONTINUED)

  Suffolk (County of) Redevelopment & Housing
     Authority (Oak Springs Apartments, L.L.C.);
     Series 1999, Ref. VRD MFH RB (CEP- Federal
     Home Loan Mortgage Corp.)(a)                      0.67%     12/01/19     $ 1,390     $    1,390,000
--------------------------------------------------------------------------------------------------------
  University of Virginia Rector & Visitors; Series
     2008 A, General Revenue Pledge Commercial
     Paper Notes                                       0.40%     06/17/09       5,000          5,000,000
========================================================================================================
                                                                                              94,811,811
========================================================================================================


WASHINGTON-2.10%

  Lake Tapps Parkway Properties; Series 1999 A,
     VRD Special RB (LOC-U.S. Bank, N.A.)(a)(d)        0.73%     12/01/19      11,545         11,545,000
--------------------------------------------------------------------------------------------------------
  Seattle (City of) Housing Authority (Bayview
     Manor); Series 1994 B, VRD Low Income Housing
     Assistance RB (LOC-U.S. Bank, N.A.)(a)(d)         0.67%     05/01/19       2,485          2,485,000
--------------------------------------------------------------------------------------------------------
  Seattle (City of) Housing Authority (Pioneer
     Human Services); Series 1995, Ref. VRD RB
     (LOC-U.S. Bank, N.A.)(a)(d)                       0.59%     12/01/15       1,845          1,845,000
--------------------------------------------------------------------------------------------------------
  Seattle (City of); Series 1999, Water System
     RB(f)(g)(h)                                       5.38%     03/01/09      10,000         10,000,619
--------------------------------------------------------------------------------------------------------
  Seattle (Port of) Industrial Development Corp.
     (Sysco Food Services of Seattle, Inc.);
     Series 1994, Ref. VRD RB(a)                       0.60%     11/01/25       8,000          8,000,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (Swedish Health Services); Series
     2006, VRD RB (LOC-Citibank, N.A.)(a)(c)(d)        0.87%     11/15/26       7,950          7,950,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Olympic Heights Apartments); Series 2002,
     Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.62%     09/15/20       5,165          5,165,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Riverview Retirement Community); Series
     1997, VRD Elderly Housing RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.67%     07/01/22       1,760          1,760,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Seattle Country Day School); Series 2006,
     VRD Non-Profit RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.64%     07/01/32       1,100          1,100,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Valley View Apartments); Series 2002, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     09/15/20       2,880          2,880,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (YMCA of Columbia-Willamette); Series 1999,
     VRD Non-Profit RB (LOC-U.S. Bank, N.A.)(a)(d)     0.63%     08/01/24       2,600          2,600,000
========================================================================================================
                                                                                              55,330,619
========================================================================================================


WEST VIRGINIA-0.27%

  West Virginia (State of) Hospital Finance
     Authority (West Virginia United Health System
     Obligated Group); Series 2009 A, Ref. VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.65%     06/01/33       7,200          7,200,000
========================================================================================================


WISCONSIN-2.72%

  Marathon (County of); Series 2009 A, Unlimited
     Tax Promissory GO                                 2.50%     12/01/09       2,835          2,872,299
--------------------------------------------------------------------------------------------------------
  Milwaukee (City of); Series 2005 V-8, VRD
     Unlimited Tax Corporate Purpose GO(a)             0.65%     02/01/25      20,200         20,200,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Benevolent Corp. Cedar
     Community); Series 2007, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(d)                           0.63%     06/01/37       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Froedtert & Community
     Health, Inc. Obligated Group); Series 2009 A,
     VRD RB (LOC-U.S. Bank, N.A.)(a)(d)                0.55%     04/01/35       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Grace Lutheran
     Foundation, Inc.); Series 2000, VRD RB
     (LOC-U.S. Bank, N.A.)(a)(d)                       0.67%     06/01/25       2,190          2,190,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Indian Community School
     of Milwaukee, Inc.); Series 2007, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.63%     12/01/36      11,000         11,000,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Lawrence University of
     Wisconsin); Series 2009, Ref. VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.66%     02/01/39       4,200          4,200,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Meriter Hospital,
     Inc.); Series 2008 B, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.55%     12/01/26      15,385         15,385,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

  Wisconsin (State of) Health & Educational
     Facilities Authority (Three Pillars Senior
     Living Communities); Series 2004 B, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.68%     08/15/34     $ 2,615     $    2,615,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Valley Packaging
     Industries, Inc.); Series 2005, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.63%     07/01/35       1,210          1,210,000
========================================================================================================
                                                                                              71,672,299
========================================================================================================


WYOMING-0.44%

  Gillette (City of) (Pacificorp); Series 1988,
     Ref. VRD PCR (LOC-Barclays Bank PLC)(a)(d)(e)     0.60%     01/01/18       9,475          9,475,000
--------------------------------------------------------------------------------------------------------
  Sweetwater (County of) (Pacificorp); Series 1988
     B, Ref. VRD Customized Purchase PCR
     (LOC-Barclays Bank PLC)(a)(d)(e)                  0.55%     01/01/14       2,000          2,000,000
========================================================================================================
                                                                                              11,475,000
========================================================================================================
TOTAL INVESTMENTS(i)(j)-99.52% (Cost
  $2,626,578,851)                                                                          2,623,883,851
========================================================================================================
OTHER ASSETS LESS LIABILITIES-0.48%                                                           12,598,692
========================================================================================================
NET ASSETS-100.00%                                                                        $2,636,482,543
________________________________________________________________________________________________________
========================================================================================================




Investment Abbreviations:

BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificates of Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
Gtd.     - Guaranteed
IDR      - Industrial Development Revenue Bonds
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Option Tender
MFH      - Multi-Family Housing
PCR      - Pollution Control Revenue Bonds
PUTTERs  - Putable Tax-Exempt Receipts
RAC      - Revenue Anticipation Certificates
RAN      - Revenue Anticipation Notes
RB       - Revenue Bonds
Ref.     - Refunding
RN       - Revenue Notes
Sr.      - Senior
Sub.     - Subordinated
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand


Notes to Schedule of Investments:

(a) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2009.
(b) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2009 was $229,500,000, which represented 8.70% of the Fund's Net Assets.
(d) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5% each.
(f) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)   Secured by an escrow fund of U.S. government obligations.
(h)   Advance refunded.
(i)   Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO



(j) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

      ENTITIES                                                       PERCENTAGE
      -------------------------------------------------------------------------
      Bank of America, N.A.                                             11.1%
      -------------------------------------------------------------------------
      Branch Banking & Trust Co.                                         7.7
      -------------------------------------------------------------------------
      JPMorgan Chase Bank, N.A.                                          7.7
      -------------------------------------------------------------------------
      SunTrust Bank                                                      7.4
      -------------------------------------------------------------------------
      Wells Fargo Bank, N.A.                                             7.1
      -------------------------------------------------------------------------
      U.S. Bank, N.A.                                                    6.6
      -------------------------------------------------------------------------
      Federal National Mortgage Association                              5.1
      _________________________________________________________________________
      =========================================================================



FUND COMPOSITION BY MATURITY

In days, as of 2/28/09



-------------------------------------------------------------------------
1-7                                                                  80.2%
-------------------------------------------------------------------------
8-30                                                                  0.4
-------------------------------------------------------------------------
31-90                                                                 8.6
-------------------------------------------------------------------------
91-180                                                                4.7
-------------------------------------------------------------------------
181+                                                                  6.1
_________________________________________________________________________
=========================================================================



The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2009
(Unaudited)




                                                                                      GOVERNMENT &     GOVERNMENT       TAX-FREE
                                LIQUID ASSETS      STIC PRIME         TREASURY           AGENCY       TAXADVANTAGE    CASH RESERVE
                                  PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO       PORTFOLIO
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------

ASSETS:

Investments, at value and
  cost                         $21,900,740,145   $6,793,778,778   $10,420,676,722   $ 7,188,550,644   $367,619,731   $2,623,883,851
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
Repurchase agreements, at
  value and cost                 2,397,575,508               --    14,659,702,603     6,588,081,958             --               --
============================   ===============   ==============   ===============   ===============   ============   ==============
     Total investments, at
       value and cost           24,298,315,653    6,793,778,778    25,080,379,325    13,776,632,602    367,619,731    2,623,883,851
============================   ===============   ==============   ===============   ===============   ============   ==============
Cash                                        --               --                --            26,425             --        1,957,066
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
Receivables for:
  Investments sold                          --               --                --                --             --       42,680,509
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
  Investments matured               10,000,000               --                --                --             --               --
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
  Interest                          17,371,804          371,081        11,873,458         6,877,190        262,742        5,950,399
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
  Fund expenses absorbed                    --            5,095           277,689                --         12,794            8,096
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
Investment for trustee
  deferred compensation and
  retirement plans                     261,147          138,268           109,003            37,123         26,093           49,101
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
Other assets                         1,647,991          739,483         1,714,678           764,227         50,066          323,706
============================   ===============   ==============   ===============   ===============   ============   ==============
     Total assets               24,327,596,595    6,795,032,705    25,094,354,153    13,784,337,567    367,971,426    2,674,852,728
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============


LIABILITIES:

Payables for:
  Investments purchased                     --               --                --                --             --       36,859,362
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
  Amount due custodian                 686,225               --                --                --             --               --
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
  Dividends                         17,373,357        1,459,788         4,795,307         5,479,915        136,851          880,635
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
  Accrued fees to affiliates         1,040,293          388,878         1,510,225           628,584         20,359          140,166
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
  Accrued operating expenses           394,703          144,301           374,387           150,115         34,099          144,789
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
Trustee deferred
  compensation and
  retirement plans                   2,295,539          929,174           881,615           317,564         65,147          345,233
============================   ===============   ==============   ===============   ===============   ============   ==============
     Total liabilities              21,790,117        2,922,141         7,561,534         6,576,178        256,456       38,370,185
============================   ===============   ==============   ===============   ===============   ============   ==============
Net assets applicable to
  shares outstanding           $24,305,806,478   $6,792,110,564   $25,086,792,619   $13,777,761,389   $367,714,970   $2,636,482,543
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============


NET ASSETS CONSIST OF:

Shares of beneficial
  interest                     $24,304,289,206   $6,791,055,988   $25,085,743,287   $13,777,321,440   $367,665,193   $2,636,502,327
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
Undistributed net investment
  income                             2,058,251          780,700           320,482           252,741          4,022               --
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
Undistributed net realized
  gain (loss)                         (540,979)         273,876           728,850           187,208         45,755          (19,784)
============================   ===============   ==============   ===============   ===============   ============   ==============
                               $24,305,806,478   $6,792,110,564   $25,086,792,619   $13,777,761,389   $367,714,970   $2,636,482,543
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        SHORT-TERM INVESTMENTS TRUST

February 28, 2009
(Unaudited)


                                                                                      GOVERNMENT &     GOVERNMENT       TAX-FREE
                                LIQUID ASSETS      STIC PRIME         TREASURY           AGENCY       TAXADVANTAGE    CASH RESERVE
                                  PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO       PORTFOLIO
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------

NET ASSETS:

Institutional Class            $16,594,555,984   $3,868,035,551   $ 7,779,019,865   $ 8,808,689,475   $252,874,255   $1,476,419,942
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Private Investment Class       $   730,177,555   $  541,156,691   $ 1,062,357,815   $   575,335,088   $ 50,113,686   $  234,899,374
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Personal Investment Class      $   122,859,543   $  314,704,521   $   390,197,762   $    20,364,096   $ 12,673,550   $    9,018,572
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Cash Management Class          $ 3,363,445,752   $1,138,786,596   $12,858,651,209   $ 1,565,498,488   $ 20,811,292   $  619,130,833
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Reserve Class                  $    39,014,205   $   14,294,021   $    53,169,602   $   153,035,621   $  3,522,325   $   22,639,754
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Resource Class                 $   864,191,281   $  264,719,877   $   555,814,741   $   725,760,722   $ 27,705,322   $  197,348,203
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Corporate Class                $ 2,591,562,158   $  650,413,307   $ 2,387,581,625   $ 1,929,077,899   $     14,540   $   77,025,865
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class             16,593,266,107    3,868,441,112     7,778,689,443     8,808,469,287    252,815,689    1,476,368,262
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Private Investment Class           730,149,044      541,229,740     1,062,292,606       575,286,586     50,134,361      234,875,593
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Personal Investment Class          122,845,964      314,634,523       390,115,238        20,360,327     12,674,374        9,014,548
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Cash Management Class            3,363,237,126    1,138,782,915    12,858,149,632     1,565,427,439     20,806,102      619,141,211
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Reserve Class                       39,008,970       14,306,330        53,145,020       153,036,241      3,520,537       22,636,292
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Resource Class                     864,186,256      264,693,393       555,761,198       725,722,937     27,702,975      197,340,400
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Corporate Class                  2,591,595,237      650,397,959     2,387,579,706     1,929,053,855         14,541       77,042,528
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Net asset value, offering
  and redemption price per
  share for each class         $          1.00   $         1.00   $          1.00   $          1.00   $       1.00   $         1.00
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF OPERATIONS

For the six months ended February 28, 2009
(Unaudited)



                                                                                       GOVERNMENT &     GOVERNMENT       TAX-FREE
                                       LIQUID ASSETS     STIC PRIME      TREASURY         AGENCY       TAXADVANTAGE    CASH RESERVE
                                         PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------

INVESTMENT INCOME:

Interest                                $225,563,718    $57,423,442    $ 86,211,791     $56,111,854     $1,894,201      $26,289,851
====================================   =============    ===========    ============    ============    ============    ============


EXPENSES:

Advisory fees                             15,845,678      5,064,376      17,854,969       4,690,949        332,572        2,950,445
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Administrative services fees                 569,818        354,192         610,004         393,633         71,243          287,858
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Custodian fees                               404,519        148,371         493,663         176,939          7,599           66,246
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Distribution fees:
  Private Investment Class                 1,832,042      1,546,307       3,128,807       1,396,861        101,593          630,823
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Personal Investment Class                  517,513      1,470,069       1,524,940         102,270         57,959           45,519
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Cash Management Class                    1,216,199        634,255       6,064,099         762,903         10,910          366,611
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Reserve Class                              270,806        137,587         267,476         715,301         56,445          135,047
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Resource Class                             908,886        307,765         639,040         619,538         26,676          209,003
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Corporate Class                            232,654         66,092         299,408         122,103              2           16,317
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Transfer agent fees                          950,741        303,862       1,071,298         422,185         16,235          127,191
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Trustees' and officers' fees and
  benefits                                   400,809        128,217         330,042         124,872         13,385           60,615
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Treasury Guarantee Program Fee             3,823,131      1,354,968       3,898,077       1,591,848         62,888          526,893
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Other                                        830,213        263,563         574,993         233,911         97,759          215,505
====================================   =============    ===========    ============    ============    ============    ============
     Total expenses                       27,803,009     11,779,624      36,756,816      11,353,313        855,266        5,638,073
====================================   =============    ===========    ============    ============    ============    ============
Less: Fees waived                         (7,457,824)    (3,519,142)    (10,100,298)     (1,436,754)      (414,340)      (1,040,500)
====================================   =============    ===========    ============    ============    ============    ============
     Net expenses                         20,345,185      8,260,482      26,656,518       9,916,559        440,926        4,597,573
====================================   =============    ===========    ============    ============    ============    ============
Net investment income                    205,218,533     49,162,960      59,555,273      46,195,295      1,453,275       21,692,278
====================================   =============    ===========    ============    ============    ============    ============
Net realized gain (loss) from
  investment securities*                    (787,407)       273,920         253,097         166,145         10,552              814
====================================   =============    ===========    ============    ============    ============    ============
Net increase in net assets resulting
  from operations                       $204,431,126    $49,436,880    $ 59,808,370     $46,361,440     $1,463,827      $21,693,092
____________________________________   _____________    ___________    ____________    ____________    ____________    ____________
====================================   =============    ===========    ============    ============    ============    ============



* Includes net gains (losses) from securities sold to affiliates of $(23,999) for STIC Prime Portfolio.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2009 and the year ended August 31, 2008 (Unaudited)



                                                               LIQUID ASSETS PORTFOLIO                STIC PRIME PORTFOLIO
                                                         ----------------------------------    ---------------------------------
                                                           FEBRUARY 28,        AUGUST 31,        FEBRUARY 28,       AUGUST 31,
                                                               2009               2008               2009              2008
------------------------------------------------------   ----------------------------------    ---------------------------------

OPERATIONS:

  Net investment income                                  $   205,218,533    $   986,572,354    $    49,162,960    $  272,687,296
------------------------------------------------------   ----------------------------------    ---------------------------------
  Net realized gain (loss)                                      (787,407)         1,539,599            273,920             3,889
======================================================   ==================================    =================================
     Net increase in net assets resulting from
       operations                                            204,431,126        988,111,953         49,436,880       272,691,185
======================================================   ==================================    =================================

Distributions to shareholders from net investment
  income:
  Institutional Class                                       (152,100,232)      (773,192,230)       (28,595,646)     (146,818,532)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                    (6,319,653)       (31,025,738)        (3,873,537)      (23,117,055)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                   (1,025,029)        (2,841,961)        (2,053,699)      (13,040,776)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                      (22,650,672)      (109,567,367)        (9,660,163)      (58,987,907)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                                 (341,247)        (1,010,156)          (135,739)       (1,359,320)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                              (8,240,441)       (35,278,874)        (2,281,955)      (17,656,026)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                            (14,538,986)       (33,658,480)        (2,562,288)      (11,706,176)
======================================================   ==================================    =================================
     Total distributions from net investment income         (205,216,260)      (986,574,806)       (49,163,027)     (272,685,792)
======================================================   ==================================    =================================

Distributions to shareholders from net realized gains:
  Institutional Class                                                 --           (197,561)                --                --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                            --            (10,599)                --                --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                           --               (899)                --                --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                               --            (26,909)                --                --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                                       --               (320)                --                --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                                      --             (9,119)                --                --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                                     --             (5,486)                --                --
======================================================   ==================================    =================================
     Total distributions from net realized gains                      --           (250,893)                --                --
======================================================   ==================================    =================================
Share transactions-net:
  Institutional Class                                     (7,972,364,759)     6,485,194,440     (1,436,904,323)    1,825,565,067
------------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                  (145,366,683)       (10,251,643)      (159,717,873)       68,020,412
------------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                    4,090,381         37,348,782        (91,384,914)       (3,886,620)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                      364,811,619       (399,381,658)      (447,492,531)     (560,320,917)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                              (30,069,226)        29,830,265        (51,454,928)       34,800,968
------------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                            (345,264,445)        80,942,475       (217,922,950)      (87,586,032)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                            100,429,296      1,854,984,427        261,226,434      (227,262,617)
======================================================   ==================================    =================================
     Net increase (decrease) in net assets resulting
       from share transactions                            (8,023,733,817)     8,078,667,088     (2,143,651,085)    1,049,330,261
======================================================   ==================================    =================================
     Net increase (decrease) in net assets                (8,024,518,951)     8,079,953,342     (2,143,377,232)    1,049,335,654
======================================================   ==================================    =================================


NET ASSETS:

  Beginning of period                                     32,330,325,429     24,250,372,087      8,935,487,796     7,886,152,142
======================================================   ==================================    =================================
  End of period*                                         $24,305,806,478    $32,330,325,429    $ 6,792,110,564    $8,935,487,796
======================================================   ==================================    =================================
  * Includes accumulated undistributed net investment
     income                                              $     2,058,251    $     2,055,978    $       780,700    $      780,767
______________________________________________________   __________________________________    _________________________________
======================================================   ==================================    =================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        SHORT-TERM INVESTMENTS TRUST

For the six months ended February 28, 2009 and the year ended August 31, 2008 (Unaudited)


                                                                                                         GOVERNMENT &
                                                                TREASURY PORTFOLIO                     AGENCY PORTFOLIO
                                                        ----------------------------------    ---------------------------------
                                                          FEBRUARY 28,        AUGUST 31,        FEBRUARY 28,       AUGUST 31,
                                                              2009               2008               2009              2008
-----------------------------------------------------   ----------------------------------    ---------------------------------

OPERATIONS:

  Net investment income                                 $    59,555,273    $   335,668,195    $    46,195,295    $  132,995,480
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Net realized gain                                             253,097            796,700            166,145            21,064
=====================================================   ==================================    =================================
     Net increase in net assets resulting from
       operations                                            59,808,370        336,464,895         46,361,440       133,016,544
=====================================================   ==================================    =================================

Distributions to shareholders from net investment
  income:
  Institutional Class                                       (20,906,753)      (126,788,023)       (28,867,576)      (58,248,057)
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                   (2,000,380)       (27,955,769)        (2,362,548)      (17,305,969)
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                    (450,860)        (9,294,539)           (87,773)         (972,652)
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                     (29,812,582)      (129,692,421)        (8,243,748)      (32,835,514)
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                                 (31,787)        (1,376,658)          (265,584)       (2,453,107)
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                             (1,491,721)       (13,276,060)        (2,803,485)       (9,649,256)
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                            (4,861,190)       (27,284,725)        (3,564,571)      (11,530,925)
=====================================================   ==================================    =================================
     Total distributions from net investment income         (59,555,273)      (335,668,195)       (46,195,285)     (132,995,480)
=====================================================   ==================================    =================================

Distributions to shareholders from net realized
  gains:
  Institutional Class                                                --           (473,796)                --                --
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                           --           (118,403)                --                --
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                          --            (50,942)                --                --
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                              --           (448,296)                --                --
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                                      --             (8,834)                --                --
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                                     --            (63,609)                --                --
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                                    --            (97,084)                --                --
=====================================================   ==================================    =================================
     Total distributions from net realized gains                     --         (1,260,964)                --                --
=====================================================   ==================================    =================================
Share transactions-net:
  Institutional Class                                     3,139,771,159      1,333,176,443      6,837,136,968       642,476,996
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                  (91,438,785)       (96,814,017)        70,629,588       (94,346,600)
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                 (80,889,552)        56,460,674         (9,400,270)        3,165,254
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                   5,301,653,214      4,723,195,817        537,428,438       297,723,799
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                              16,777,367        (33,371,096)        17,927,194       118,160,663
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                            (73,395,557)       253,473,111        400,058,182        28,128,419
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                         1,528,097,012        411,359,642      1,901,867,733      (290,582,602)
=====================================================   ==================================    =================================
     Net increase (decrease) in net assets resulting
       from share transactions                            9,740,574,858      6,647,480,574      9,755,647,833       704,725,929
=====================================================   ==================================    =================================
     Net increase (decrease) in net assets                9,740,827,955      6,647,016,310      9,755,813,988       704,746,993
=====================================================   ==================================    =================================


NET ASSETS:

  Beginning of period                                    15,345,964,664      8,698,948,354      4,021,947,401     3,317,200,408
=====================================================   ==================================    =================================
  End of period*                                        $25,086,792,619    $15,345,964,664    $13,777,761,389    $4,021,947,401
=====================================================   ==================================    =================================
  * Includes accumulated undistributed net investment
     income                                             $       320,482    $       320,482    $       252,741    $      252,731
_____________________________________________________   __________________________________    _________________________________
=====================================================   ==================================    =================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        SHORT-TERM INVESTMENTS TRUST

For the six months ended February 28, 2009 and the year ended August 31, 2008 (Unaudited)


                                                                                      GOVERNMENT
                                                                                TAXADVANTAGE PORTFOLIO
                                                                           -------------------------------
                                                                            FEBRUARY 28,      AUGUST 31,
                                                                                2009             2008
------------------------------------------------------------------------   -------------------------------

OPERATIONS:

  Net investment income                                                     $  1,453,275     $  21,110,389
------------------------------------------------------------------------   -------------------------------
  Net realized gain                                                               10,552            35,203
========================================================================   ===============================
     Net increase in net assets resulting from operations                      1,463,827        21,145,592
========================================================================   ===============================

Distributions to shareholders from net investment income:
  Institutional Class                                                         (1,054,691)      (15,069,110)
------------------------------------------------------------------------   -------------------------------
  Private Investment Class                                                      (145,829)       (1,337,006)
------------------------------------------------------------------------   -------------------------------
  Personal Investment Class                                                      (31,171)         (320,868)
------------------------------------------------------------------------   -------------------------------
  Cash Management Class                                                          (97,358)       (1,954,141)
------------------------------------------------------------------------   -------------------------------
  Reserve Class                                                                  (17,436)         (318,949)
------------------------------------------------------------------------   -------------------------------
  Resource Class                                                                (107,189)       (1,927,247)
------------------------------------------------------------------------   -------------------------------
  Corporate Class                                                                    (67)         (182,620)
========================================================================   ===============================
     Total distributions from net investment income                           (1,453,741)      (21,109,941)
========================================================================   ===============================

Distributions to shareholders from net realized gains:
  Institutional Class                                                                 --                --
------------------------------------------------------------------------   -------------------------------
  Private Investment Class                                                            --                --
------------------------------------------------------------------------   -------------------------------
  Personal Investment Class                                                           --                --
------------------------------------------------------------------------   -------------------------------
  Cash Management Class                                                               --                --
------------------------------------------------------------------------   -------------------------------
  Reserve Class                                                                       --                --
------------------------------------------------------------------------   -------------------------------
  Resource Class                                                                      --                --
------------------------------------------------------------------------   -------------------------------
  Corporate Class                                                                     --                --
========================================================================   ===============================
     Total distributions from net realized gains                                     --                --
========================================================================   ===============================
Share transactions-net:
  Institutional Class                                                         25,885,883       (94,498,613)
------------------------------------------------------------------------   -------------------------------
  Private Investment Class                                                     9,572,362        (2,781,236)
------------------------------------------------------------------------   -------------------------------
  Personal Investment Class                                                    1,428,236           258,055
------------------------------------------------------------------------   -------------------------------
  Cash Management Class                                                       (8,289,800)      (64,212,095)
------------------------------------------------------------------------   -------------------------------
  Reserve Class                                                               (8,999,407)          576,416
------------------------------------------------------------------------   -------------------------------
  Resource Class                                                              (6,416,930)      (19,110,119)
------------------------------------------------------------------------   -------------------------------
  Corporate Class                                                                     86               490
========================================================================   ===============================
     Net increase (decrease) in net assets resulting from share
       transactions                                                           13,180,430      (179,767,102)
========================================================================   ===============================
     Net increase (decrease) in net assets                                    13,190,516      (179,731,451)
========================================================================   ===============================


NET ASSETS:

  Beginning of period                                                        354,524,454       534,255,905
========================================================================   ===============================
  End of period*                                                            $367,714,970     $ 354,524,454
========================================================================   ===============================
  * Includes accumulated undistributed net investment income                $      4,022     $       4,488
________________________________________________________________________   _______________________________
========================================================================   ===============================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2009, the period April 1, 2008 through August 31, 2008 and the year ended March 31, 2008
(Unaudited)



                                                                        TAX-FREE CASH RESERVE PORTFOLIO
                                                            -------------------------------------------------------
                                                            SIX MONTHS ENDED    FIVE MONTHS ENDED      YEAR ENDED
                                                              FEBRUARY 28,          AUGUST 31,          MARCH 31,
                                                                  2009                 2008               2008
---------------------------------------------------------   -------------------------------------------------------

OPERATIONS:

  Net investment income                                      $   21,692,278      $    28,410,124     $  128,045,234
---------------------------------------------------------   -------------------------------------------------------
  Net realized gain (loss)                                              814               52,717            (64,510)
=========================================================   =======================================================
     Net increase in net assets resulting from operations        21,693,092           28,462,841        127,980,724
=========================================================   =======================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (11,600,208)         (18,070,278)       (90,092,433)
---------------------------------------------------------   -------------------------------------------------------
  Private Investment Class                                       (1,726,279)          (1,635,408)        (5,907,971)
---------------------------------------------------------   -------------------------------------------------------
  Personal Investment Class                                         (61,037)            (176,216)          (955,425)
---------------------------------------------------------   -------------------------------------------------------
  Cash Management Class                                          (5,761,279)          (6,133,979)       (16,534,933)
---------------------------------------------------------   -------------------------------------------------------
  Reserve Class                                                    (135,593)            (211,018)          (393,176)
---------------------------------------------------------   -------------------------------------------------------
  Resource Class                                                 (1,500,964)          (1,617,168)        (8,334,594)
---------------------------------------------------------   -------------------------------------------------------
  Corporate Class                                                  (906,918)            (566,057)        (5,826,702)
=========================================================   =======================================================
     Total distributions from net investment income             (21,692,278)         (28,410,124)      (128,045,234)
=========================================================   =======================================================
Share transactions-net:
  Institutional Class                                          (289,097,815)      (1,491,090,115)       386,399,200
---------------------------------------------------------   -------------------------------------------------------
  Private Investment Class                                      (65,999,164)          51,524,057         64,205,316
---------------------------------------------------------   -------------------------------------------------------
  Personal Investment Class                                     (31,125,413)           5,678,676            794,543
---------------------------------------------------------   -------------------------------------------------------
  Cash Management Class                                        (276,766,363)         106,134,034         68,418,687
---------------------------------------------------------   -------------------------------------------------------
  Reserve Class                                                 (20,483,994)         (17,665,380)        48,055,399
---------------------------------------------------------   -------------------------------------------------------
  Resource Class                                                (64,150,359)          19,122,544       (138,677,567)
---------------------------------------------------------   -------------------------------------------------------
  Corporate Class                                                34,197,848         (103,848,507)       (13,522,471)
=========================================================   =======================================================
     Net increase (decrease) in net assets resulting from
       share transactions                                      (713,425,260)      (1,430,144,691)       415,673,107
=========================================================   =======================================================
     Net increase (decrease) in net assets                     (713,424,446)      (1,430,091,974)       415,608,597
=========================================================   =======================================================


NET ASSETS:

  Beginning of period                                         3,349,906,989        4,779,998,963      4,364,390,366
=========================================================   =======================================================
  End of period*                                             $2,636,482,543      $ 3,349,906,989     $4,779,998,963
=========================================================   =======================================================
  * Includes accumulated undistributed net investment
     income                                                  $            0      $             0     $            0
_________________________________________________________   _______________________________________________________
=========================================================   =======================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50        SHORT-TERM INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS

February 28, 2009
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a "Fund"). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the "Funds"). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

  The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity for Tax-Free Cash Reserve Portfolio.

  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

        Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

        The Funds may periodically participate in litigation related to each Fund's investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund's investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

        The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

        Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.


51        SHORT-TERM INVESTMENTS TRUST

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. TREASURY GUARANTEE PROGRAM -- On October 6, 2008, The Board of Trustees approved the participation of the Funds in the U.S. Department of Treasury's (the "Treasury") Temporary Guarantee Program for Money Market Funds (the "Program"). Under the Program, the Treasury Department will guarantee shareholders in a Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share value at the time of liquidation is less than $0.995. On April 7, 2009, the Funds Board approved Liquid Assets Portfolio, STIC Prime Portfolio, and Tax-Free Cash Reserve Portfolio to participate in the final extension of the Program through September 18, 2009. The Fund will pay a fee to participate in the Program based on a percentage of the share value of the Fund as of September 18, 2008. The fee is paid at the time of continued participation in the Program and allocated pro rata over the remaining term of the extension. The Fund will bear this expense without regard to any expense limitation currently in effect.

J. OTHER RISKS -- Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

        The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

        The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

        Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund's investments in municipal securities.

        There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

K. REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Advisor at an annual rate based on each Funds' average daily net assets as follows, respectively:

                                                         FIRST $250     NEXT $250     OVER $500
                                                           MILLION       MILLION       MILLION
-----------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                     0.15%          0.15%         0.15%
-----------------------------------------------------------------------------------------------
STIC Prime Portfolio                                        0.15%          0.15%         0.15%
-----------------------------------------------------------------------------------------------
Treasury Portfolio                                          0.15%          0.15%         0.15%
-----------------------------------------------------------------------------------------------
Government & Agency Portfolio                               0.10%          0.10%         0.10%
-----------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                           0.20%          0.15%         0.10%
-----------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                             0.25%          0.25%         0.20%
-----------------------------------------------------------------------------------------------





52        SHORT-TERM INVESTMENTS TRUST

  Under the terms of a master sub-advisory agreement approved by shareholders of the Funds between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Funds, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Through at least June 30, 2009, the Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% for each Fund, except for Tax-Free Cash Reserve Portfolio which is limited to 0.22%, based on average daily net assets of such Fund, respectively. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items, including payments to participate in the United States Treasury Temporary Guarantee Program (the "Program"); (v) expenses related to a merger or reorganization, as approved by the Funds' Board of Trustees; and (vi) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Funds may benefit are in the form of credits that the Funds may receive from banks where the Funds or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Funds.

  For the six months ended February 28, 2009, the Advisor waived advisory fees and /or reimbursed Fund expenses in the following amounts:

Liquid Assets Portfolio                                     $6,308,559
----------------------------------------------------------------------
STIC Prime Portfolio                                         2,200,361
----------------------------------------------------------------------
Treasury Portfolio                                           6,643,308
----------------------------------------------------------------------
Government & Agency Portfolio                                  411,245
----------------------------------------------------------------------
Government TaxAdvantage Portfolio                              320,238
----------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                564,183
----------------------------------------------------------------------




  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which each Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which each Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  Under the terms of a master distribution agreement between Invesco Aim Distributors, Inc. ("IADI") and the Trust, IADI acts as the exclusive distributor of each Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

  PRIVATE      PERSONAL        CASH
INVESTMENT    INVESTMENT    MANAGEMENT    RESERVE    RESOURCE    CORPORATE
--------------------------------------------------------------------------
   0.50%         0.75%         0.10%       1.00%       0.20%       0.03%
--------------------------------------------------------------------------




  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA"), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.

  IADI has contractually agreed through at least June 30, 2009, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                       0.30%          0.55%          0.08%        0.87%        0.20%        0.03%
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                          0.30%          0.55%          0.08%        0.87%        0.16%        0.03%
--------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                            0.30%          0.55%          0.08%        0.87%        0.16%        0.03%
--------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                 0.30%          0.55%          0.08%        0.87%        0.16%        0.03%
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio             0.25%          0.55%          0.08%        0.87%        0.16%        0.03%
--------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio               0.25%          0.55%          0.08%        0.87%        0.16%        0.03%
--------------------------------------------------------------------------------------------------------------------------





53        SHORT-TERM INVESTMENTS TRUST

  Pursuant to the agreement above, for the six months ended February 28, 2009, IADI waived Plan fees of:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                    $  732,817      $138,003      $  243,240     $35,205          N/A        N/A
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                          618,523       392,018         126,851      17,886       61,553        N/A
--------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                          1,251,523       406,651       1,212,820      34,772      127,808        N/A
--------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                 558,744        27,272         152,581      92,989      123,908        N/A
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio              50,796        15,456           2,182       7,338        5,335        N/A
--------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio               315,412        12,138          73,322      17,556       41,800        N/A
--------------------------------------------------------------------------------------------------------------------------




  Further, IADI voluntarily waived fees and/or reimbursed expenses in order to increase the Fund's yield. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time, upon consultation with the Board of Trustees, without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2009 are shown below:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                      $    --       $     --          $--        $    --        $--          $--
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                           1,545         89,572           --         10,833         --           --
--------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                            82,830        245,193           --         95,393         --           --
--------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                     --            250           --         69,765         --           --
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                 --          3,997           --          8,998         --           --
--------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                   --          1,488           --         14,601         --           --
--------------------------------------------------------------------------------------------------------------------------




  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered valuation input levels, as of the end of the reporting period, February 28, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                             INVESTMENTS IN SECURITIES
                                                            -----------------------------------------------------------
FUND NAME                                                   LEVEL 1         LEVEL 2         LEVEL 3          TOTAL
-----------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                       $--       $24,298,315,653       $--       $24,298,315,653
-----------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                           --         6,793,778,778        --         6,793,778,778
-----------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                             --        25,080,379,325        --        25,080,379,325
-----------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                  --        13,776,632,602        --        13,776,632,602
-----------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                              --           367,619,731        --           367,619,731
-----------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                --         2,626,578,851        --         2,626,578,851
-----------------------------------------------------------------------------------------------------------------------





54        SHORT-TERM INVESTMENTS TRUST

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

Each Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2009, each Fund engaged in transactions with affiliates as listed below:

                                                                  SECURITIES       SECURITIES       NET REALIZED
                                                                   PURCHASES          SALES        GAINS/(LOSSES)
-----------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                          $754,547,659     $456,018,390        $     --
-----------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                       --       28,327,644         (23,999)
-----------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                                         --               --              --
-----------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                              --               --              --
-----------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                   4,999,972        5,000,000              --
-----------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                   596,516,747      931,607,892              --
-----------------------------------------------------------------------------------------------------------------



NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

  During the six months ended February 28, 2009, the Funds in aggregate paid legal fees of $91,359 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (i) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco Aim, not to exceed the contractually agreed upon rate; or
(ii) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Funds below had a capital loss carryforward as of August 31, 2008 which expires as follows:

                                          CAPITAL LOSS CARRYFORWARD*
--------------------------------------------------------------------------------------------------------------
                                                             AUGUST 31, 2013*     AUGUST 31, 2015*      TOTAL
--------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                $44                $    --         $    44
--------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                      --                 13,734          13,734
--------------------------------------------------------------------------------------------------------------



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.


55        SHORT-TERM INVESTMENTS TRUST

NOTE 8--SHARE INFORMATION

LIQUID ASSETS PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS ENDED                             YEAR ENDED
                                                            FEBRUARY 28, 2009(a)                         AUGUST 31, 2008
                                                    ------------------------------------     --------------------------------------
                                                         SHARES              AMOUNT               SHARES                AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                56,391,873,430     $ 56,391,873,430      242,611,280,919     $ 242,611,280,919
-----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       2,969,451,250        2,969,451,250       15,741,392,603        15,741,392,603
-----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                        595,729,422          595,729,422          579,075,353           579,075,353
-----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              11,231,770,714       11,231,770,714       25,329,466,293        25,329,466,293
-----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         239,024,503          239,024,503          418,024,055           418,024,055
-----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      2,212,043,998        2,212,043,998        5,064,353,845         5,064,353,845
-----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     8,877,260,106        8,877,260,106       15,990,389,827        15,990,389,827
===================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                    72,272,104           72,272,104          315,840,903           315,840,903
-----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                           3,419,053            3,419,053           14,332,034            14,332,034
-----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                            931,530              931,530            2,213,082             2,213,082
-----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  14,352,918           14,352,918           74,242,103            74,242,103
-----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             411,781              411,781              987,190               987,190
-----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          7,739,376            7,739,376           31,419,191            31,419,191
-----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         6,986,755            6,986,755           10,728,123            10,728,123
===================================================================================================================================
Issued in connection with acquisitions:(b)
  Institutional Class                                 1,443,337,310        1,443,337,310                   --                    --
===================================================================================================================================
Reacquired:
  Institutional Class                               (65,879,847,603)     (65,879,847,603)    (236,441,927,382)     (236,441,927,382)
-----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                      (3,118,236,986)      (3,118,236,986)     (15,765,976,280)      (15,765,976,280)
-----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                       (592,570,571)        (592,570,571)        (543,939,653)         (543,939,653)
-----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                   (10,881,312,013)     (10,881,312,013)     (25,803,090,054)      (25,803,090,054)
-----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        (269,505,510)        (269,505,510)        (389,180,980)         (389,180,980)
-----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                     (2,565,047,819)      (2,565,047,819)      (5,014,830,561)       (5,014,830,561)
-----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    (8,783,817,565)      (8,783,817,565)     (14,146,133,523)      (14,146,133,523)
===================================================================================================================================
     Net increase (decrease) in share activity       (8,023,733,817)    $ (8,023,733,817)       8,078,667,088     $   8,078,667,088
___________________________________________________________________________________________________________________________________
===================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 7% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

        In addition, 12% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.
(b) As of the open of business on December 9, 2008, the Fund acquired all the net assets of Liquid Assets Portfolio II pursuant to a plan of reorganization approved by the Trustees of the Fund on December 8, 2008. The acquisition was accomplished by a tax-free exchange of 1,443,337,310 shares of the Fund for 1,443,337,310 shares outstanding of Liquid Assets Portfolio II as of the close of business on December 8, 2008. Each class of Liquid Assets Portfolio II was exchanged for the like class of shares of the Fund based on the relative net asset value of Liquid Assets Portfolio II to the net asset value of the Fund on the close of business, December 8, 2008. Liquid Assets Portfolio II's net assets at that date of $1,443,337,310 were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $19,346,409,541. The aggregate combined net assets of the Fund immediately following the reorganization was $20,789,746,851.


56        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
---------------------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED                           YEAR ENDED
                                                             FEBRUARY 28, 2009(a)                       AUGUST 31, 2008
                                                      ----------------------------------     ------------------------------------
                                                          SHARES              AMOUNT              SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                  7,298,505,088     $ 7,298,505,088      21,383,877,514     $ 21,383,877,514
---------------------------------------------------------------------------------------------------------------------------------
  Private Class                                        2,532,395,397       2,532,395,397       6,609,152,463        6,609,152,463
---------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                       2,506,903,309       2,506,903,309       5,521,580,502        5,521,580,502
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                1,934,310,580       1,934,310,580       6,200,992,322        6,200,992,322
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          160,700,959         160,700,959         629,801,275          629,801,275
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         547,483,367         547,483,367       1,868,876,942        1,868,876,942
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      1,175,801,172       1,175,801,172       2,194,033,150        2,194,033,150
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                      8,919,218           8,919,218          41,300,601           41,300,601
---------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            2,618,493           2,618,493          14,603,803           14,603,803
---------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                           2,340,910           2,340,910          10,759,391           10,759,391
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    9,051,291           9,051,291          42,517,657           42,517,657
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              136,680             136,680             735,735              735,735
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           1,622,310           1,622,310          10,113,783           10,113,783
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            863,806             863,806           9,435,972            9,435,972
=================================================================================================================================
Reacquired:
  Institutional Class                                 (8,744,328,629)     (8,744,328,629)    (19,599,613,048)     (19,599,613,048)
---------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       (2,694,731,763)     (2,694,731,763)     (6,555,735,854)      (6,555,735,854)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                      (2,600,629,133)     (2,600,629,133)     (5,536,226,513)      (5,536,226,513)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                     (2,390,854,402)     (2,390,854,402)     (6,803,830,896)      (6,803,830,896)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (212,292,567)       (212,292,567)       (595,736,042)        (595,736,042)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (767,028,627)       (767,028,627)     (1,966,576,757)      (1,966,576,757)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                       (915,438,544)       (915,438,544)     (2,430,731,739)      (2,430,731,739)
=================================================================================================================================
     Net increase (decrease) in share activity        (2,143,651,085)    $(2,143,651,085)      1,049,330,261     $  1,049,330,261
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


57        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED                            YEAR ENDED
                                                             FEBRUARY 28, 2009(a)                        AUGUST 31, 2008
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 33,604,868,360     $ 33,604,868,360      35,702,477,653     $ 35,702,477,653
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                        4,424,076,321        4,424,076,321      12,408,071,616       12,408,071,616
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                       1,686,064,104        1,686,064,104       3,848,088,844        3,848,088,844
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                               28,688,382,118       28,688,382,118      43,463,616,238       43,463,616,238
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          183,379,007          183,379,007         293,150,353          293,150,353
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       1,389,144,175        1,389,144,175       2,414,003,153        2,414,003,153
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     13,853,411,174       13,853,411,174       9,474,545,118        9,474,545,118
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     11,446,432           11,446,432          41,928,037           41,928,037
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            1,264,912            1,264,912           6,962,558            6,962,558
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                             741,211              741,211           8,446,866            8,446,866
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    6,190,002            6,190,002          56,812,923           56,812,923
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               42,978               42,978             950,382              950,382
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           1,865,471            1,865,471           9,333,747            9,333,747
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          3,693,592            3,693,592          23,001,743           23,001,743
==================================================================================================================================
Reacquired:
  Institutional Class                                (30,476,543,633)     (30,476,543,633)    (34,411,229,247)     (34,411,229,247)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       (4,516,780,018)      (4,516,780,018)    (12,511,848,191)     (12,511,848,191)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                      (1,767,694,867)      (1,767,694,867)     (3,800,075,036)      (3,800,075,036)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                    (23,392,918,906)     (23,392,918,906)    (38,797,233,344)     (38,797,233,344)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (166,644,618)        (166,644,618)       (327,471,831)        (327,471,831)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (1,464,405,203)      (1,464,405,203)     (2,169,863,789)      (2,169,863,789)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    (12,329,007,754)     (12,329,007,754)     (9,086,187,219)      (9,086,187,219)
==================================================================================================================================
     Net increase in share activity                    9,740,574,858     $  9,740,574,858       6,647,480,574     $  6,647,480,574
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


58        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED                            YEAR ENDED
                                                             FEBRUARY 28, 2009(a)                        AUGUST 31, 2008
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 31,394,699,064     $ 31,394,699,064      39,421,527,465     $ 39,421,527,465
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                        1,803,241,252        1,803,241,252       3,329,774,276        3,329,774,276
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                         120,166,334          120,166,334         267,913,494          267,913,494
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                5,452,487,555        5,452,487,555       8,083,319,406        8,083,319,406
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          290,877,949          290,877,949         796,154,027          796,154,027
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       2,190,828,852        2,190,828,852       1,777,768,570        1,777,768,570
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      4,899,880,026        4,899,880,026       5,788,049,900        5,788,049,900
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     18,630,151           18,630,151          35,539,937           35,539,937
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            1,417,379            1,417,379           9,036,583            9,036,583
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                              32,984               32,984             300,434              300,434
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    8,000,706            8,000,706          30,877,868           30,877,868
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              365,553              365,553           2,051,959            2,051,959
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           1,814,474            1,814,474           6,546,978            6,546,978
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          1,419,030            1,419,030          10,452,613           10,452,613
==================================================================================================================================
Reacquired:
  Institutional Class                                (24,576,192,247)     (24,576,192,247)    (38,814,590,406)     (38,814,590,406)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       (1,734,029,043)      (1,734,029,043)     (3,433,157,459)      (3,433,157,459)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                        (129,599,588)        (129,599,588)       (265,048,674)        (265,048,674)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                     (4,923,059,823)      (4,923,059,823)     (7,816,473,475)      (7,816,473,475)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (273,316,308)        (273,316,308)       (680,045,323)        (680,045,323)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (1,792,585,144)      (1,792,585,144)     (1,756,187,129)      (1,756,187,129)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     (2,999,431,323)      (2,999,431,323)     (6,089,085,115)      (6,089,085,115)
==================================================================================================================================
     Net increase in share activity                    9,755,647,833     $  9,755,647,833         704,725,929     $    704,725,929
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


59        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
--------------------------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED                          YEAR ENDED
                                                              FEBRUARY 28, 2009(a)                      AUGUST 31, 2008
                                                       ----------------------------------     ----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   1,242,283,554     $ 1,242,283,554      4,427,902,244     $ 4,427,902,244
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                           152,398,311         152,398,311        472,405,429         472,405,429
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                           86,799,637          86,799,637        126,337,927         126,337,927
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    12,398,835          12,398,835        183,449,680         183,449,680
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            40,160,370          40,160,370        100,382,142         100,382,142
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           14,067,449          14,067,449        158,168,294         158,168,294
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                  --                  --         52,388,000          52,388,000
================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                         934,935             934,935         14,691,932          14,691,932
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                                97,498              97,498            634,488             634,488
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                                   --                  --              6,420               6,420
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       121,189             121,189          2,206,800           2,206,800
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 1,002               1,002              7,655               7,655
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              107,847             107,847          1,745,022           1,745,022
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                  86                  86            182,654             182,654
================================================================================================================================
Reacquired:
  Institutional Class                                  (1,217,332,606)     (1,217,332,606)    (4,537,092,789)     (4,537,092,789)
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                          (142,923,447)       (142,923,447)      (475,821,153)       (475,821,153)
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                          (85,371,401)        (85,371,401)      (126,086,292)       (126,086,292)
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                         (20,809,824)        (20,809,824)      (249,868,575)       (249,868,575)
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (49,160,779)        (49,160,779)       (99,813,381)        (99,813,381)
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          (20,592,226)        (20,592,226)      (179,023,435)       (179,023,435)
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                  --                  --        (52,570,164)        (52,570,164)
================================================================================================================================
     Net increase (decrease) in share activity             13,180,430     $    13,180,430       (179,767,102)    $  (179,767,102)
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 62% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


60        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                   SUMMARY OF SHARE ACTIVITY
-----------------------------------------------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED                         FIVE MONTHS ENDED
                                                 FEBRUARY 28, 2009(a)                        AUGUST 31, 2008
                                        -------------------------------------     -------------------------------------
                                             SHARES               AMOUNT               SHARES               AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                     5,095,497,779       $ 5,095,497,779       7,893,478,906       $ 7,893,478,906
-----------------------------------------------------------------------------------------------------------------------
  Private Class                             302,027,093           302,027,093         334,825,871           334,825,871
-----------------------------------------------------------------------------------------------------------------------
  Personal Class                              7,896,665             7,896,665          32,787,412            32,787,412
-----------------------------------------------------------------------------------------------------------------------
  Cash Management Class                   1,416,763,769         1,416,763,769       1,999,426,502         1,999,426,502
-----------------------------------------------------------------------------------------------------------------------
  Reserve Class                              25,860,115            25,860,115          82,462,913            82,462,913
-----------------------------------------------------------------------------------------------------------------------
  Resource Class                            307,521,594           307,521,594         297,993,734           297,993,734
-----------------------------------------------------------------------------------------------------------------------
  Corporate Class                           585,088,112           585,088,112         400,391,562           400,391,562
=======================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                         3,964,541             3,964,541           8,786,228             8,786,228
-----------------------------------------------------------------------------------------------------------------------
  Private Class                               1,631,235             1,631,235           1,483,611             1,483,611
-----------------------------------------------------------------------------------------------------------------------
  Personal Class                                 13,782                13,782              36,050                36,050
-----------------------------------------------------------------------------------------------------------------------
  Cash Management Class                       5,518,282             5,518,282           5,430,385             5,430,385
-----------------------------------------------------------------------------------------------------------------------
  Reserve Class                                 159,820               159,820             256,853               256,853
-----------------------------------------------------------------------------------------------------------------------
  Resource Class                                819,934               819,934           1,076,175             1,076,175
-----------------------------------------------------------------------------------------------------------------------
  Corporate Class                               604,193               604,193             598,553               598,553
=======================================================================================================================
Reacquired:
  Institutional Class                    (5,388,560,135)       (5,388,560,135)     (9,393,355,249)       (9,393,355,249)
-----------------------------------------------------------------------------------------------------------------------
  Private Class                            (369,657,492)         (369,657,492)       (284,785,425)         (284,785,425)
-----------------------------------------------------------------------------------------------------------------------
  Personal Class                            (39,035,860)          (39,035,860)        (27,144,786)          (27,144,786)
-----------------------------------------------------------------------------------------------------------------------
  Cash Management                        (1,699,048,414)       (1,699,048,414)     (1,898,722,853)       (1,898,722,853)
-----------------------------------------------------------------------------------------------------------------------
  Reserve Class                             (46,503,929)          (46,503,929)       (100,385,146)         (100,385,146)
-----------------------------------------------------------------------------------------------------------------------
  Resource Class                           (372,491,887)         (372,491,887)       (279,947,365)         (279,947,365)
-----------------------------------------------------------------------------------------------------------------------
  Corporate Class                          (551,494,457)         (551,494,457)       (504,838,622)         (504,838,622)
=======================================================================================================================
     Net increase (decrease) in share
       activity                            (713,425,260)      $  (713,425,260)     (1,430,144,691)      $(1,430,144,691)
_______________________________________________________________________________________________________________________
=======================================================================================================================

                                               SUMMARY OF SHARE ACTIVITY
------------------------------------------------------------------------------
                                                      YEAR ENDED
                                                    MARCH 31, 2008
                                        --------------------------------------
                                             SHARES                AMOUNT
------------------------------------------------------------------------------
Sold:
  Institutional Class                     29,180,701,441      $ 29,180,701,441
------------------------------------------------------------------------------
  Private Class                              683,053,539           683,053,539
------------------------------------------------------------------------------
  Personal Class                             147,256,006           147,256,006
------------------------------------------------------------------------------
  Cash Management Class                    6,287,611,982         6,287,611,982
------------------------------------------------------------------------------
  Reserve Class                               89,382,790            89,382,790
------------------------------------------------------------------------------
  Resource Class                           1,682,213,737         1,682,213,737
------------------------------------------------------------------------------
  Corporate Class                          1,492,840,952         1,492,840,952
==============================================================================
Issued as reinvestment of dividends:
  Institutional Class                         50,778,338            50,778,338
------------------------------------------------------------------------------
  Private Class                                4,943,626             4,943,626
------------------------------------------------------------------------------
  Personal Class                                  38,268                38,268
------------------------------------------------------------------------------
  Cash Management Class                       14,407,512            14,407,512
------------------------------------------------------------------------------
  Reserve Class                                  328,466               328,466
------------------------------------------------------------------------------
  Resource Class                               8,318,683             8,318,683
------------------------------------------------------------------------------
  Corporate Class                                843,794               843,794
==============================================================================
Reacquired:
  Institutional Class                    (28,845,080,579)      (28,845,080,579)
------------------------------------------------------------------------------
  Private Class                             (623,791,849)         (623,791,849)
------------------------------------------------------------------------------
  Personal Class                            (146,499,731)         (146,499,731)
------------------------------------------------------------------------------
  Cash Management                         (6,233,600,807)       (6,233,600,807)
------------------------------------------------------------------------------
  Reserve Class                              (41,655,857)          (41,655,857)
------------------------------------------------------------------------------
  Resource Class                          (1,829,209,987)       (1,829,209,987)
------------------------------------------------------------------------------
  Corporate Class                         (1,507,207,217)       (1,507,207,217)
==============================================================================
     Net increase (decrease) in share
       activity                              415,673,107      $    415,673,107
______________________________________________________________________________
==============================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 46% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.



61        SHORT-TERM INVESTMENTS TRUST

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                              CASH MANAGEMENT CLASS

                                                         NET GAINS
                                                        (LOSSES) ON
                               NET ASSET                SECURITIES                DIVIDENDS  DISTRIBUTIONS
                                VALUE,         NET         (BOTH     TOTAL FROM   FROM NET      FROM NET
                             BEGINNING OF  INVESTMENT  REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL
                                PERIOD       INCOME     UNREALIZED)  OPERATIONS    INCOME        GAINS      DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO
Six months ended 02/28/09        $1.00        $0.01(b)    $(0.00)       $0.01      $(0.01)       $   --         $(0.01)
Year ended 08/31/08               1.00         0.04(b)      0.00         0.04       (0.04)        (0.00)         (0.04)
Year ended 08/31/07               1.00         0.05         0.00         0.05       (0.05)           --          (0.05)
Year ended 08/31/06               1.00         0.04        (0.00)        0.04       (0.04)        (0.00)         (0.04)
Year ended 08/31/05               1.00         0.02        (0.00)        0.02       (0.02)           --          (0.02)
Year ended 08/31/04               1.00         0.01        (0.00)        0.01       (0.01)           --          (0.01)
-------------------------------------------------------------------------------------------------------------------------
STIC PRIME PORTFOLIO
Six months ended 02/28/09         1.00         0.01(b)      0.00         0.01       (0.01)           --          (0.01)
Year ended 08/31/08               1.00         0.03(b)      0.00         0.03       (0.03)           --          (0.03)
Year ended 08/31/07               1.00         0.05           --         0.05       (0.05)           --          (0.05)
Year ended 08/31/06               1.00         0.04           --         0.04       (0.04)           --          (0.04)
Year ended 08/31/05               1.00         0.02           --         0.02       (0.02)           --          (0.02)
Year ended 08/31/04               1.00         0.01        (0.00)        0.01       (0.01)           --          (0.01)
-------------------------------------------------------------------------------------------------------------------------
TREASURY PORTFOLIO
Six months ended 02/28/09         1.00         0.00(b)      0.00         0.00       (0.00)           --          (0.00)
Year ended 08/31/08               1.00         0.03(b)      0.00         0.03       (0.03)        (0.00)         (0.03)
Year ended 08/31/07               1.00         0.05         0.00         0.05       (0.05)           --          (0.05)
Year ended 08/31/06               1.00         0.04        (0.00)        0.04       (0.04)           --          (0.04)
Year ended 08/31/05               1.00         0.02         0.00         0.02       (0.02)        (0.00)         (0.02)
Year ended 08/31/04               1.00         0.01         0.00         0.01       (0.01)        (0.00)         (0.01)
-------------------------------------------------------------------------------------------------------------------------
GOVERNMENT & AGENCY PORTFOLIO
Six months ended 02/28/09         1.00         0.01(b)      0.00         0.01       (0.01)           --          (0.01)
Year ended 08/31/08               1.00         0.03(b)      0.00         0.03       (0.03)           --          (0.03)
Year ended 08/31/07               1.00         0.05         0.00         0.05       (0.05)           --          (0.05)
Year ended 08/31/06               1.00         0.04        (0.00)        0.04       (0.04)           --          (0.04)
Year ended 08/31/05               1.00         0.02        (0.00)        0.02       (0.02)           --          (0.02)
Year ended 08/31/04               1.00         0.01        (0.00)        0.01       (0.01)           --          (0.01)
-------------------------------------------------------------------------------------------------------------------------
GOVERNMENT TAXADVANTAGE PORTFOLIO
Six months ended 02/28/09         1.00         0.00(b)      0.00         0.00       (0.00)           --          (0.00)
Year ended 08/31/08               1.00         0.03(b)      0.00         0.03       (0.03)           --          (0.03)
Year ended 08/31/07               1.00         0.05         0.00         0.05       (0.05)           --          (0.05)
Year ended 08/31/06               1.00         0.04         0.00         0.04       (0.04)           --          (0.04)
Year ended 08/31/05               1.00         0.02         0.00         0.02       (0.02)           --          (0.02)
Year ended 08/31/04               1.00         0.01         0.00         0.01       (0.01)        (0.00)         (0.01)
-------------------------------------------------------------------------------------------------------------------------
TAX-FREE CASH RESERVE PORTFOLIO
Six months ended 02/28/09         1.00         0.01(b)      0.00         0.01       (0.01)           --          (0.01)
Five months ended 08/31/08        1.00         0.01(b)      0.00         0.01       (0.01)           --          (0.01)
Year ended 03/31/08               1.00         0.03        (0.00)        0.03       (0.03)           --          (0.03)
Year ended 03/31/07               1.00         0.03           --         0.03       (0.03)           --          (0.03)
Year ended 03/31/06               1.00         0.02           --         0.02       (0.02)           --          (0.02)
Year ended 03/31/05               1.00         0.01           --         0.01       (0.01)           --          (0.01)
Year ended 03/31/04               1.00         0.01           --         0.01       (0.01)           --          (0.01)
_________________________________________________________________________________________________________________________
=========================================================================================================================

                                                                                      RATIO OF
                                                                         RATIO OF   EXPENSES TO
                                                                       EXPENSES TO  AVERAGE NET
                                                                       AVERAGE NET     ASSETS      RATIO OF
                                                                       ASSETS WITH  WITHOUT FEE      NET
                                                                       FEE WAIVERS    WAIVERS     INVESTMENT
                               NET ASSET                 NET ASSETS,      AND/OR       AND/OR     INCOME TO
                             VALUE, END OF    TOTAL     END OF PERIOD    EXPENSES     EXPENSES   AVERAGE NET
                                 PERIOD     RETURN(a)  (000S OMITTED)    ABSORBED     ABSORBED      ASSETS
------------------------------------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO
Six months ended 02/28/09        $1.00         0.96%     $ 3,363,446       0.24%(c)     0.32%(c)     1.90%(c)
Year ended 08/31/08               1.00         3.72        2,998,653       0.20         0.27         3.56
Year ended 08/31/07               1.00         5.29        3,397,869       0.20         0.28         5.17
Year ended 08/31/06               1.00         4.48        2,713,882       0.20         0.28         4.42
Year ended 08/31/05               1.00         2.42        3,409,326       0.20         0.29         2.36
Year ended 08/31/04               1.00         0.97        4,341,262       0.20         0.28         0.96
------------------------------------------------------------------------------------------------------------
STIC PRIME PORTFOLIO
Six months ended 02/28/09         1.00         0.72        1,138,787       0.24(c)      0.33(c)      1.46(c)
Year ended 08/31/08               1.00         3.55        1,586,211       0.20         0.28         3.38
Year ended 08/31/07               1.00         5.30        2,146,528       0.20         0.29         5.17
Year ended 08/31/06               1.00         4.51        1,378,964       0.20         0.29         4.45
Year ended 08/31/05               1.00         2.44          909,054       0.20         0.29         2.40
Year ended 08/31/04               1.00         0.94          570,064       0.20         0.29         0.93
------------------------------------------------------------------------------------------------------------
TREASURY PORTFOLIO
Six months ended 02/28/09         1.00         0.27       12,858,651       0.23(c)      0.31(c)      0.49(c)
Year ended 08/31/08               1.00         2.85        7,556,878       0.20         0.28         2.58
Year ended 08/31/07               1.00         5.08        2,833,734       0.20         0.29         4.95
Year ended 08/31/06               1.00         4.29        1,357,547       0.20         0.30         4.19
Year ended 08/31/05               1.00         2.29        1,780,680       0.20         0.30         2.25
Year ended 08/31/04               1.00         0.90        1,226,797       0.20         0.29         0.87
------------------------------------------------------------------------------------------------------------
GOVERNMENT & AGENCY PORTFOLIO
Six months ended 02/28/09         1.00         0.54        1,565,498       0.23(c)      0.26(c)      0.96(c)
Year ended 08/31/08               1.00         3.34        1,028,040       0.20         0.24         3.20
Year ended 08/31/07               1.00         5.22          730,316       0.20         0.25         5.10
Year ended 08/31/06               1.00         4.41          656,356       0.20         0.26         4.37
Year ended 08/31/05               1.00         2.36          653,382       0.20         0.27         2.34
Year ended 08/31/04               1.00         0.95        1,005,027       0.20         0.25         0.95
------------------------------------------------------------------------------------------------------------
GOVERNMENT TAXADVANTAGE PORTFOLIO
Six months ended 02/28/09         1.00         0.43           20,811       0.24(c)      0.44(c)      0.81(c)
Year ended 08/31/08               1.00         3.19           29,100       0.20         0.34         3.22
Year ended 08/31/07               1.00         5.12           93,310       0.20         0.40         5.00
Year ended 08/31/06               1.00         4.33           32,251       0.20         0.47         4.23
Year ended 08/31/05               1.00         2.31           34,654       0.20         0.51         2.32
Year ended 08/31/04               1.00         0.91            5,073       0.20         0.43         0.90
------------------------------------------------------------------------------------------------------------
TAX-FREE CASH RESERVE PORTFOLIO
Six months ended 02/28/09         1.00         0.74          619,131       0.34(c)      0.40(c)      1.52(c)
Five months ended 08/31/08        1.00         0.69          895,899       0.30(d)      0.35(d)      1.68(d)
Year ended 03/31/08               1.00         3.19          789,753       0.30         0.35         3.15
Year ended 03/31/07               1.00         3.33          721,351       0.30         0.35         3.28
Year ended 03/31/06               1.00         2.45          683,659       0.30         0.37         2.41
Year ended 03/31/05               1.00         1.16          725,124       0.30         0.37         1.16
Year ended 03/31/04               1.00         0.76          768,141       0.30         0.37         0.75
____________________________________________________________________________________________________________
============================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.
(b)  Calculated using average shares outstanding.
(c) Ratios are annualized and based on average daily net assets (000s omitted) of $2,452,555, $1,279,023, $12,228,707, $1,538,451, $22,002, and $739,298
     for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)  Annualized.



62        SHORT-TERM INVESTMENTS TRUST

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals alleging that the defendants permitted improper market timing and related activity in the AIM Funds.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues were transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On January 5, 2008, the parties reached an agreement in principle to settle both the Consolidated Amended Class Action Complaint and Consolidated Amended Fund Derivative Complaint, subject to the MDL Court approval. Individual class members have the right to object. On December 15, 2008, the parties reached an agreement in principle to settle the Amended Class Action Complaint for Violations of ERISA, subject to the MDL Court approval. Individual class members have the right to object. No payments are required under the settlement; however, the parties agreed that certain limited changes to benefit plans and participants' accounts would be made.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals in the future.

  Management of Invesco Aim and the Fund believe that the outcome of the Pending Litigation and Regulatory Inquiries described above will have no material adverse affect on the Fund or on the ability of Invesco Aim and IADI to provide ongoing services to the Fund.


63        SHORT-TERM INVESTMENTS TRUST

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder in the Cash Management Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2008, through February 28, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


----------------------------------------------------------------------------------------------------------------
                                                                                 HYPOTHETICAL
                                                                           (5% ANNUAL RETURN BEFORE
                                                        ACTUAL                     EXPENSES)
                                              ------------------------------------------------------
                                 BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                               ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
    CASH MANAGEMENT CLASS        (09/01/08)   (02/28/09)(1)   PERIOD(2)     (02/28/09)    PERIOD(2)      RATIO
----------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio          $1,000.00      $1,009.60       $1.20       $1,023.60       $1.20        0.24%
----------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio              1,000.00       1,007.20        1.19        1,023.60        1.20        0.24
----------------------------------------------------------------------------------------------------------------
Treasury Portfolio                1,000.00       1,002.70        1.14        1,023.65        1.15        0.23
----------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio     1,000.00       1,005.40        1.14        1,023.65        1.15        0.23
----------------------------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                       1,000.00       1,004.30        1.19        1,023.60        1.20        0.24
----------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve
  Portfolio                       1,000.00       1,007.40        1.69        1,023.11        1.71        0.34
----------------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Funds for the period September 1, 2008, through February 28, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to each Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


64        SHORT-TERM INVESTMENTS TRUST

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. Qualified persons, including beneficial owners of the Fund's shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. To locate each Fund's portfolio holdings information, access the Fund's overview page. Links to each Fund's complete quarterly holdings will be available on this Web page. Shareholders can also look up the Fund's Form N-Q flings on the SEC website, sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the AIM website, invescoaim.com. On the home page, scroll down and click on "Proxy Policy." The information is also available on the SEC website, sec.gov.

      Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the "About Us" tab, click on "Required Notices" and then click on "Proxy Voting Activity." Next, select the Fund from the drop-down menu. This information is also available on the SEC website, sec.gov.

If used after July 20, 2009, this report must be accompanied by a Fund fact sheet for the most recent month-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

      It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                               [INVESCO AIM LOGO]
                                - SERVICE MARK -

             invescoaim.com       STIT-SAR-3      Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]         CORPORATE CLASS
 - SERVICE MARK -          SHORT-TERM INVESTMENTS TRUST (STIT)
                           Liquid Assets Portfolio
                           STIC Prime Portfolio
                           Treasury Portfolio
                           Government & Agency Portfolio
                           Government TaxAdvantage Portfolio
                           Tax-Free Cash Reserve Portfolio
                           Semiannual Report to Shareholders - February 28, 2009

                               [MOUNTAIN GRAPHIC]

2     Fund Data
3     Letters to Shareholders
4     Schedules of Investments
44    Financial Statements
51    Notes to Financial Statements
62    Financial Highlights
64    Fund Expenses

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

INVESCO AIM CASH MANAGEMENT IS A BRAND NAME ENCOMPASSING PRODUCTS AND SERVICES PROVIDED BY ONE OR MORE SUBSIDIARIES OF INVESCO LTD.

Unless otherwise stated, information presented in this report is as of February 28, 2009, and is based on total net assets. Unless otherwise stated, all data provided by Invesco Aim.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND DATA

CORPORATE CLASS DATA AS OF 2/28/09

                                           YIELDS
                                      7-DAY SEC YIELDS
                                        HAD FEES NOT                   WEIGHTED AVERAGE MATURITY
                                     BEEN WAIVED AND/OR            RANGE DURING
                          7-DAY         EXPENSES NOT     MONTHLY   REPORTING      AT REPORTING
FUND                     SEC YIELDS   BEEN REIMBURSED    YIELDS     PERIOD        PERIOD END      TOTAL NET ASSETS
Liquid Assets              0.94%          0.89%           0.98%   23 - 55 days      48 days          $2.5 billion
STIC Prime                 0.32           0.26            0.32     9 - 28 days      21 days         650.4 million
Treasury                   0.25           0.19            0.27    27 - 54 days      31 days           2.3 billion
Government & Agency        0.52           0.50            0.58    15 - 47 days      30 days           1.9 billion
Government TaxAdvantage    0.43           0.31            0.40    18 - 38 days      23 days          14.5 thousand
Tax-Free Cash Reserve      0.53           0.50            0.47    25 - 39 days      30 days          77.0 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invescoaim.com for the most recent month-end performance. Investment return will vary. Had the advisor not waived fees and/or reimbursed expenses, performance would have been lower. Monthly yields represent annualized results for the month, net of fees and expenses, and exclude any realized capital gains or losses.

2     SHORT-TERM INVESTMENTS TRUST

[CROCKETT PHOTO]

Bruce Crockett

Dear Fellow Shareholders:

Since my last letter, continuing troubles in the global economy and financial markets have negatively affected all investors. Even with the stimulus efforts, considerable anxiety remains about how, when and what kind of a recovery will occur. While no one likes to see investment values decline as sharply as they have recently in many global markets, we can find some consolation in the knowledge that our fund investments are more transparent, more comprehensively governed, and more closely regulated than most other kinds of investments.

      We want to take this opportunity to provide a brief update on our money market funds, which are committed to providing safety, liquidity and yield. These funds' conservative investment philosophy, in place for over 28 years, has served our clients well during this very difficult market environment. For example, since the start of the global credit and liquidity crisis in 2007:

- All portfolios have maintained $1.00 net asset values (NAV) at all times in all of our money market funds;

- All redemption requests were made without interruption in all of our money market funds;

- Invesco Aim did not have to purchase any securities out of any money market fund;

- Invesco Aim did not have to provide any form of capital support to any money market fund; and

- No securities experienced downgrades below Tier 1 quality in any money market fund.

      Your Board has already begun the annual review and management contract renewal process with the continuing goal of making the AIM Funds one of the best and most cost-effective ways for you to invest.

      Please feel free to contact me in writing with your questions or concerns. You can send an email to me at bruce@brucecrockett.com.

Best regards,

/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

[KELLEY PHOTO]

Karen Dunn Kelley

Dear Shareholders:

As I write this letter, the turbulence and uncertainty that characterized financial and credit markets in 2008 continues -- and appears likely to continue for the foreseeable future. Global economic weakness, generally disappointing corporate earnings and credit market turmoil prompted investors to become increasingly risk averse during the six months ended February 28, 2009.

      At the same time investors were pouring money into the relative safety of short-term fixed-income instruments, such as money market funds, the U.S. Federal Reserve (the Fed), in concert with other central banks around the globe, was sharply reducing short-term interest rate targets in an effort to stimulate the economy. This increased demand for short-term fixed-income instruments, together with aggressive action by the Fed, caused money market yields to decline sharply during the reporting period.

      The extraordinary economic and market challenges we face have been met with extraordinary government actions intended to bolster investor confidence, provide much-needed liquidity to the credit markets and jumpstart the economy.

      Regardless of economic or market conditions, Invesco Aim Cash Management, part of Invesco Worldwide Fixed Income, continues to emphasize that safety is of paramount importance to the investment process for all of our money market funds. Our conservative investment philosophy, which has been in place for more than 28 years, has always focused on, and will always focus on, providing safety, liquidity and yield -- in that order -- to our money market fund investors.

      All of us at Invesco Aim Worldwide Fixed Income are dedicated to helping our clients achieve their short-term cash management needs. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Cash Management representatives at 800 659 1005.

Sincerely,

/S/ KAREN DUNN KELLEY

Karen Dunn Kelley
CEO, Invesco Worldwide Fixed Income

3     SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

February 28, 2009
(Unaudited)

LIQUID ASSETS PORTFOLIO



                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER-51.66%(a)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES-8.64%

  Amstel Funding Corp.(b)(c)                          2.65%     03/10/09    $    110,000    $   109,927,125
-----------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          2.90%     03/10/09         300,000        299,782,500
-----------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          1.75%     04/09/09          50,000         49,905,208
-----------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          2.30%     04/20/09         500,000        498,402,778
-----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                    0.60%     04/23/09         109,222        109,125,520
-----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                    0.75%     05/04/09         250,000        249,666,667
-----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                    0.75%     05/11/09         200,000        199,704,167
-----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                    0.75%     05/12/09         225,000        224,662,500
-----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                    0.75%     05/13/09         160,000        159,756,667
-----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                    0.75%     05/19/09         200,000        199,670,833
===========================================================================================================
                                                                                              2,100,603,965
===========================================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-9.16%

  Concord Minutemen Capital Co., LLC
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            1.45%     03/02/09          50,000         49,997,986
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            2.30%     03/02/09         200,000        199,987,222
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            2.30%     03/11/09         200,000        199,872,222
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            1.25%     05/22/09         200,000        199,430,556
-----------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            1.65%     03/02/09         175,000        174,991,979
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            2.30%     03/06/09         200,000        199,936,111
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            0.90%     03/23/09         100,000         99,945,000
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            0.90%     03/24/09          80,000         79,954,000
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            1.05%     04/13/09         100,000         99,874,583
-----------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC (CEP-Lloyds TSB Bank
     PLC)(b)(c)                                       0.50%     03/02/09         200,000        199,997,222
-----------------------------------------------------------------------------------------------------------
  Legacy Capital Co., LLC-Series A, (Multi
     CEP's-Liberty Hampshire Co., LLC; agent)(c)      2.40%     04/07/09         150,000        149,630,000
-----------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(c)                                      2.30%     03/09/09         114,000        113,941,734
-----------------------------------------------------------------------------------------------------------
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(c)                                      1.05%     04/01/09         100,000         99,909,583
-----------------------------------------------------------------------------------------------------------
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(c)                                      1.05%     04/02/09         100,000         99,906,667
-----------------------------------------------------------------------------------------------------------
  Liberty Street Funding LLC (CEP-Bank of Nova
     Scotia)(b)(c)                                    0.75%     05/15/09         100,000         99,843,750
-----------------------------------------------------------------------------------------------------------
  Variable Funding Capital Co., LLC
     (CEP-Wells Fargo Bank, N.A.)(c)                  1.44%     03/27/09         100,000         99,896,000
-----------------------------------------------------------------------------------------------------------
     (CEP-Wells Fargo Bank, N.A.)(c)                  0.55%     04/14/09           8,300          8,294,421
-----------------------------------------------------------------------------------------------------------
     (CEP-Wells Fargo Bank, N.A.)(c)                  0.55%     04/22/09          50,000         49,960,278
===========================================================================================================
                                                                                              2,225,369,314
===========================================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-14.59%

  Amsterdam Funding Corp.(c)                          0.85%     05/13/09         100,000         99,827,639
-----------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization, LLC(c)               0.60%     04/16/09         100,000         99,923,333
-----------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization, LLC(c)               0.60%     04/17/09         100,000         99,921,667
-----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

  Atlantic Asset Securitization, LLC(c)               0.62%     04/23/09    $    200,000    $   199,817,444
-----------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization, LLC(c)               0.65%     05/05/09         100,000         99,882,639
-----------------------------------------------------------------------------------------------------------
  Barton Capital, LLC(c)                              0.55%     04/02/09         100,097        100,048,064
-----------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(c)                          0.45%     03/25/09          98,364         98,334,491
-----------------------------------------------------------------------------------------------------------
  Clipper Receivables Co., LLC(c)                     0.70%     03/06/09         285,000        284,972,292
-----------------------------------------------------------------------------------------------------------
  Enterprise Funding Co., LLC(c)                      0.67%     05/20/09          72,024         71,916,764
-----------------------------------------------------------------------------------------------------------
  Falcon Asset Securitization Corp.(c)                0.50%     04/13/09         140,000        139,916,389
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.75%     03/17/09          90,000         89,970,000
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.70%     04/14/09          65,000         64,944,389
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.85%     04/20/09         100,312        100,193,576
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.90%     04/24/09         250,000        249,662,500
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.80%     04/28/09          65,000         64,916,222
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.80%     04/29/09         135,000        134,823,000
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.85%     05/05/09         175,000        174,731,424
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.90%     05/11/09         300,000        299,467,500
-----------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                      0.50%     03/03/09         150,000        149,995,833
-----------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                      0.55%     03/12/09         150,066        150,040,781
-----------------------------------------------------------------------------------------------------------
  Ranger Funding Co., LLC(c)                          0.68%     05/20/09          78,495         78,376,385
-----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(c)                      0.50%     03/25/09         118,000        117,960,667
-----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(c)                      0.60%     04/07/09         100,000         99,938,333
-----------------------------------------------------------------------------------------------------------
  Thames Asset Global Securitization No. 1,
     Inc.(b)(c)                                       0.65%     03/12/09         219,392        219,348,426
-----------------------------------------------------------------------------------------------------------
  Thames Asset Global Securitization No. 1,
     Inc.(b)(c)                                       0.70%     03/17/09          86,399         86,372,120
-----------------------------------------------------------------------------------------------------------
  Tulip Funding Corp.(b)(c)                           0.80%     04/23/09          80,194         80,099,549
-----------------------------------------------------------------------------------------------------------
  Yorktown Capital LLC(c)                             0.65%     04/23/09          90,525         90,438,373
===========================================================================================================
                                                                                              3,545,839,800
===========================================================================================================


ASSET-BACKED SECURITIES-SECURITIES-6.43%

  Aspen Funding Corp.(c)                              1.85%     03/05/09         150,000        149,969,167
-----------------------------------------------------------------------------------------------------------
  Aspen Funding Corp.(c)                              0.92%     04/23/09         100,000         99,864,555
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         1.20%     03/11/09         165,000        164,945,000
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         1.40%     03/20/09         150,000        149,889,167
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         0.90%     04/07/09          45,000         44,958,375
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         0.90%     04/21/09         143,035        142,852,630
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         1.00%     04/22/09         100,000         99,855,556
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         1.00%     04/24/09          40,000         39,940,000
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         1.05%     04/27/09          95,000         94,842,062
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         1.05%     05/07/09         140,000        139,726,417
-----------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(c)                            0.92%     04/24/09         100,000         99,862,000
-----------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd/Corp.(b)(c)                       0.70%     03/02/09          95,000         94,998,153
-----------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd/Corp.(b)(c)                       1.85%     03/02/09         140,000        139,992,805
-----------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd/Corp.(b)(c)                       1.05%     04/06/09         100,000         99,895,000
===========================================================================================================
                                                                                              1,561,590,887
===========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-0.33%

  Market Street Funding LLC(c)                        0.33%     03/02/09    $     80,840    $    80,839,259
===========================================================================================================


CONSUMER FINANCE-0.82%

  HSBC Finance Corp.                                  2.05%     03/10/09         200,000        199,897,500
===========================================================================================================


DIVERSIFIED BANKS-8.09%

  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)         0.82%     04/13/09          50,000         49,951,028
-----------------------------------------------------------------------------------------------------------
  Bank of Nova Scotia(b)                              0.77%     05/11/09         160,000        159,757,022
-----------------------------------------------------------------------------------------------------------
  BNP Paribas Finance Inc.(b)                         1.01%     06/19/09          50,000         49,845,695
-----------------------------------------------------------------------------------------------------------
  Calyon North America Inc.(b)                        2.65%     03/13/09          58,250         58,198,546
-----------------------------------------------------------------------------------------------------------
  Calyon North America Inc.(b)                        1.46%     08/18/09         100,000         99,310,556
-----------------------------------------------------------------------------------------------------------
  ING (US) Funding LLC(b)                             0.60%     03/13/09         100,000         99,980,000
-----------------------------------------------------------------------------------------------------------
  ING (US) Funding LLC(b)                             1.30%     04/06/09         175,000        174,772,500
-----------------------------------------------------------------------------------------------------------
  ING (US) Funding LLC(b)                             0.64%     04/09/09         120,000        119,916,800
-----------------------------------------------------------------------------------------------------------
  Landesbank Baden-Wurttemberg(b)                     0.55%     03/12/09         175,000        174,970,590
-----------------------------------------------------------------------------------------------------------
  Lloyds TSB Bank PLC(b)                              2.00%     03/05/09         126,510        126,481,887
-----------------------------------------------------------------------------------------------------------
  Rabobank USA Financial Corp.(b)                     0.74%     05/11/09         110,000        109,839,461
-----------------------------------------------------------------------------------------------------------
  Santander Central Hispano Finance (Delaware)
     Inc.(b)                                          1.10%     06/09/09          70,000         69,786,111
-----------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             1.94%     03/06/09         175,000        174,952,847
-----------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             0.60%     04/14/09         150,000        149,890,000
-----------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             0.65%     04/20/09         150,000        149,864,583
-----------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             0.95%     05/04/09         200,000        199,662,222
===========================================================================================================
                                                                                              1,967,179,848
===========================================================================================================


LIFE & HEALTH INSURANCE-1.03%

  Metlife Short Term Funding, LLC(c)                  0.65%     03/06/09         250,000        249,977,431
===========================================================================================================


PACKAGED FOODS & MEATS-0.41%

  Nestle Capital Corp.(b)(c)                          0.70%     10/06/09         100,000         99,574,167
===========================================================================================================


REGIONAL BANKS-2.16%

  Abbey National North America LLC(b)                 0.51%     03/16/09         200,000        199,957,500
-----------------------------------------------------------------------------------------------------------
  ANZ National (Int'l) Ltd.(b)(c)                     0.75%     04/14/09         125,000        124,885,417
-----------------------------------------------------------------------------------------------------------
  ANZ National (Int'l) Ltd.(b)(c)                     0.76%     04/20/09         100,000         99,894,445
-----------------------------------------------------------------------------------------------------------
  ANZ National (Int'l) Ltd.(b)(c)                     1.09%     05/05/09         100,000         99,803,194
===========================================================================================================
                                                                                                524,540,556
===========================================================================================================
     Total Commercial Paper (Cost $12,555,412,727)                                           12,555,412,727
===========================================================================================================



CERTIFICATES OF DEPOSIT-24.46%

  Abbey National Treasury Services PLC(d)             0.87%     07/15/09         100,000        100,003,510
-----------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.63%     03/09/09          85,000         85,000,187
-----------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.13%     04/14/09         100,000        100,001,213
-----------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               1.75%     04/15/09         150,000        150,001,864
-----------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.27%     05/11/09         150,000        150,002,931
-----------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               1.67%     06/18/09         150,000        150,004,503
-----------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               1.12%     08/19/09         100,000        100,004,724
-----------------------------------------------------------------------------------------------------------
  Bank of Nova Scotia                                 0.60%     04/06/09          50,000         50,000,499
-----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

  Bank of Nova Scotia (United Kingdom)(b)             0.82%     05/18/09    $    100,000    $   100,002,162
-----------------------------------------------------------------------------------------------------------
  Bank of Nova Scotia                                 0.75%     06/24/09         100,000        100,003,187
-----------------------------------------------------------------------------------------------------------
  BNP Paribas                                         0.91%     05/05/09         100,000        100,001,801
-----------------------------------------------------------------------------------------------------------
  BNP Paribas                                         1.42%     05/22/09         150,000        150,003,397
-----------------------------------------------------------------------------------------------------------
  BNP Paribas                                         1.74%     06/18/09         150,000        150,004,503
-----------------------------------------------------------------------------------------------------------
  BNP Paribas                                         1.08%     07/09/09          30,000         30,018,873
-----------------------------------------------------------------------------------------------------------
  BNP Paribas                                         1.21%     08/17/09         150,000        150,006,999
-----------------------------------------------------------------------------------------------------------
  BNP Paribas                                         1.20%     08/19/09         100,000        100,000,000
-----------------------------------------------------------------------------------------------------------
  BNP Paribas (United Kingdom)(b)                     1.00%     07/13/09         100,000        100,003,703
-----------------------------------------------------------------------------------------------------------
  BNP Paribas (United Kingdom)(b)                     1.20%     07/29/09         100,000        100,004,142
-----------------------------------------------------------------------------------------------------------
  Calyon(d)                                           2.41%     03/11/09         100,000        100,000,000
-----------------------------------------------------------------------------------------------------------
  Calyon                                              2.00%     04/20/09         200,000        200,000,000
-----------------------------------------------------------------------------------------------------------
  Calyon                                              1.15%     05/20/09          50,000         50,000,000
-----------------------------------------------------------------------------------------------------------
  Calyon                                              1.25%     06/08/09         200,000        200,000,000
-----------------------------------------------------------------------------------------------------------
  Calyon                                              1.84%     06/29/09         100,000        100,003,303
-----------------------------------------------------------------------------------------------------------
  Calyon                                              0.90%     07/14/09          50,000         50,001,867
-----------------------------------------------------------------------------------------------------------
  Calyon                                              1.30%     07/29/09         100,000        100,000,000
-----------------------------------------------------------------------------------------------------------
  Calyon                                              1.41%     08/11/09         200,000        200,008,991
-----------------------------------------------------------------------------------------------------------
  Credit Suisse(d)                                    2.24%     06/16/09          50,000         49,994,616
-----------------------------------------------------------------------------------------------------------
  HSBC Bank PLC (United Kingdom)(b)                   1.03%     04/02/09         150,000        150,001,330
-----------------------------------------------------------------------------------------------------------
  HSBC Bank PLC (United Kingdom)(b)                   1.46%     10/09/09         100,000        100,006,100
-----------------------------------------------------------------------------------------------------------
  Landesbank Baden-Wurttemberg                        0.57%     03/20/09         150,000        150,000,848
-----------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(b)    1.00%     04/07/09         150,000        150,001,538
-----------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(b)    0.81%     05/12/09         175,000        175,003,493
-----------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(b)    0.82%     05/18/09         100,000        100,002,162
-----------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  3.02%     03/09/09          50,500         50,526,497
-----------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  2.92%     03/16/09          50,000         50,033,447
-----------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  0.76%     05/11/09         150,000        150,002,953
-----------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  0.95%     08/19/09         150,000        150,007,091
-----------------------------------------------------------------------------------------------------------
  Royal Bank of Canada                                0.60%     05/26/09         100,000        100,000,000
-----------------------------------------------------------------------------------------------------------
  Royal Bank of Canada(d)                             2.12%     12/16/09         150,000        150,000,000
-----------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC(d)                       0.75%     08/06/09         250,000        250,000,000
-----------------------------------------------------------------------------------------------------------
  Societe Generale                                    1.00%     05/11/09         125,000        125,000,000
-----------------------------------------------------------------------------------------------------------
  Societe Generale (United Kingdom)(b)                0.93%     04/02/09         100,000        100,000,887
-----------------------------------------------------------------------------------------------------------
  Societe Generale (United Kingdom)(b)                0.76%     05/15/09         130,000        130,002,027
-----------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B.(d)                       1.73%     07/08/09         100,000        100,000,000
-----------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B.(d)                       1.60%     08/26/09         150,000        150,000,000
-----------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                               2.05%     06/16/09         150,000        150,004,412
-----------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                               1.90%     10/02/09         125,000        125,007,360
-----------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                               1.85%     10/05/09         100,000        100,005,971
-----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

  Toronto-Dominion Bank                               1.51%     11/12/09    $     75,000    $    75,005,271
-----------------------------------------------------------------------------------------------------------
  Westpac Banking Corp.                               1.22%     04/16/09         150,000        150,001,909
===========================================================================================================
     Total Certificates of Deposit (Cost
       $5,945,690,271)                                                                        5,945,690,271
===========================================================================================================



MEDIUM-TERM NOTES-6.92%

  Bank of America Corp., Sr. Unsec. Floating Rate
     MTN(d)                                           1.59%     03/24/09         239,910        239,907,708
-----------------------------------------------------------------------------------------------------------
  BBVA U.S. Senior, S.A. Unipersonal, Sr. Unsec.
     Gtd. Unsub. Floating Rate MTN(b)(c)(d)           1.21%     04/17/09         145,000        145,040,088
-----------------------------------------------------------------------------------------------------------
  ING Bank N.V., Sr. Unsec. Floating Rate
     MTN(b)(c)(d)                                     2.22%     09/16/09         100,000        100,000,000
-----------------------------------------------------------------------------------------------------------
  National City Corp., Sr. Unsec. Floating Rate
     MTN(d)                                           1.54%     03/20/09         139,000        139,021,128
-----------------------------------------------------------------------------------------------------------
  Procter & Gamble International Funding S.C.A.,
     Sr. Unsec. Gtd. Floating Rate MTN(d)             1.49%     02/08/10          80,000         80,000,000
-----------------------------------------------------------------------------------------------------------
  Rabobank Nederland, Series 1537 A, Sr. Floating
     Rate MTN(b)(c)(d)                                1.41%     04/06/09         100,000         99,995,583
-----------------------------------------------------------------------------------------------------------
  Royal Bank of Canada, Series C, Sr. Unsec.
     Floating Rate MTN(d)                             1.29%     07/15/09         150,000        150,000,000
-----------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp., Series B, Floating
     Rate MTN(d)                                      0.72%     08/03/09         150,000        150,000,000
-----------------------------------------------------------------------------------------------------------
  Wachovia Bank N.A., Sr. Unsec. Floating Rate
     MTN(d)                                           1.54%     03/23/09         302,026        302,163,540
-----------------------------------------------------------------------------------------------------------
  Wells Fargo & Co., Sr. Unsec. Floating Rate
     Global MTN(d)                                    0.44%     05/01/09          25,000         24,985,295
-----------------------------------------------------------------------------------------------------------
  Wells Fargo Bank, N.A., Sr. Unsec. Floating Rate
     MTN(d)                                           0.91%     09/08/09         250,000        250,000,000
===========================================================================================================
     Total Medium-Term Notes (Cost $1,681,113,342)                                            1,681,113,342
===========================================================================================================



TIME DEPOSITS-2.11%

  ABN-Amro (Cayman Islands)(b)                        0.22%     03/02/09         337,470        337,470,222
-----------------------------------------------------------------------------------------------------------
  Societe Generale (Cayman Islands)(b)                0.22%     03/02/09         175,000        175,000,000
===========================================================================================================
     Total Time Deposits (Cost $512,470,222)                                                    512,470,222
===========================================================================================================



VARIABLE RATE DEMAND NOTES-1.98%(e)

LETTER OF CREDIT ENHANCED-1.98%(F)

  Atlanticare Health Services, Inc.; Series 2003,
     Taxable Bonds (LOC-Wells Fargo Bank, N.A.)       1.00%     10/01/33          16,190         16,190,000
-----------------------------------------------------------------------------------------------------------
  Baltimore (City of), Maryland (Baltimore City
     Parking System Facilities); Series 2008, Ref.
     Taxable RB (LOC-Bank of America, N.A.)           1.00%     07/01/32          23,000         23,000,000
-----------------------------------------------------------------------------------------------------------
  Benjamin Rose Institute (The) (Kethley House);
     Series 2005, Taxable Notes (LOC-JPMorgan
     Chase Bank, N.A.)                                2.23%     12/01/28           1,828          1,828,000
-----------------------------------------------------------------------------------------------------------
  Centerville (City of), Ohio (Bethany Lutheran
     Village Continuing Care Facility Expansion);
     Series 2007 B, Health Care RB (LOC-PNC Bank,
     N.A.)                                            0.60%     11/01/40          22,270         22,270,000
-----------------------------------------------------------------------------------------------------------
  Chattanooga (City of), Tennessee Industrial
     Development Board (BlueCross BlueShield of
     Tennessee Corporate Campus); Series 2008,
     Taxable IDR (LOC-Bank of America, N.A.)          0.85%     01/01/28         101,000        101,000,000
-----------------------------------------------------------------------------------------------------------
  Hillsborough Community College Foundation, Inc.
     (The); Series 2006, Student Housing RB
     (LOC-Bank of America, N.A.)                      0.61%     12/01/33          14,010         14,010,000
-----------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Fenwick High School); Series 1997,
     RB (LOC-JPMorgan Chase Bank, N.A.)               0.63%     03/01/32          10,800         10,800,000
-----------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Revolving Fund Pooled Financing Program);
     Series 1985 C, RB (LOC-JPMorgan Chase Bank,
     N.A.)                                            0.63%     08/01/15          37,650         37,650,000
-----------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Indiana Historical Society, Inc.); Series
     1997, Educational Facilities RB (LOC-JPMorgan
     Chase Bank, N.A.)                                0.63%     08/01/31          14,900         14,900,000
-----------------------------------------------------------------------------------------------------------
  Indiana (State of) Health and Educational
     Facility Financing Authority (Howard Regional
     Health System); Series 2005, Hospital RB
     (LOC- Harris N.A.)                               0.65%     01/01/35          10,000         10,000,000
-----------------------------------------------------------------------------------------------------------
  JPV Capital, LLC (Towers Partners, LLC/Rose
     Street Partners, LLC/515 Michigan Street
     Partners, LLC); Series 1999-A, Taxable Notes
     (LOC- Wells Fargo Bank, N.A.)                    1.50%     12/01/39           5,050          5,050,000
-----------------------------------------------------------------------------------------------------------
  Lucas (County of) Ohio (ProMedica Healthcare
     System); Series 2008 A, Hospital RB (LOC-UBS
     AG)(b)                                           0.72%     11/15/34          21,900         21,900,000
-----------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (Federation of American Societies for
     Experimental Biology); Series 2008, RB
     (LOC-Wells Fargo Bank, N.A.)                     0.61%     07/01/38          15,500         15,500,000
-----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Massachusetts (State of) Development Finance
     Agency (Clark University); Series 2008, RB
     (LOC-TD Bank, N.A.)                              0.53%     10/01/38    $     16,185    $    16,185,000
-----------------------------------------------------------------------------------------------------------
  Mississippi (State of) Development Bank
     (Harrison (County of)); Series 2008 B, Ref.
     Taxable Special Obligation GO Bonds (LOC-Bank
     of America, N.A.)                                0.85%     10/01/31          14,165         14,165,000
-----------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Educational
     Facilities Authority (RiverWoods Co. at
     Exeter, New Hampshire); Series 2008, RB
     (LOC-Bank of America, N.A.)                      0.57%     03/01/38          15,000         15,000,000
-----------------------------------------------------------------------------------------------------------
  NGSP, Inc.; Series 2006, Sec. Taxable RB
     (LOC-Bank of America, N.A.)                      0.85%     06/01/46          52,350         52,350,000
-----------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Sisters of Charity
     Providence Hospitals); Series 2002, Hospital
     RB (LOC-Wells Fargo Bank, N.A.)                  0.62%     11/01/32          36,670         36,670,000
-----------------------------------------------------------------------------------------------------------
  Southeastern California Conference of Seventh-
     Day Adventists; Series 2008, Taxable RB
     (LOC-Bank of America, N.A.)                      1.05%     06/01/25          10,125         10,125,000
-----------------------------------------------------------------------------------------------------------
  Southglenn Metropolitan District; Series 2007,
     Special RB (LOC-BNP Paribas)(b)                  0.67%     12/01/30          27,950         27,950,000
-----------------------------------------------------------------------------------------------------------
  Wilmington (City of), Delaware (Delaware Art
     Museum, Inc.); Series 2003, RB (LOC-Wells
     Fargo Bank, N.A.)                                0.63%     10/01/37          14,800         14,800,000
===========================================================================================================
     Total Variable Rate Demand Notes (Cost
       $481,343,000)                                                                            481,343,000
===========================================================================================================



PROMISSORY NOTES-0.93%

  Goldman Sachs Group Inc. (Acquired 01/23/09;
     Cost $225,000,000)(c)                            0.64%     05/28/09         225,000        225,000,000
===========================================================================================================



U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-0.82%

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-0.82%

  Unsec. Floating Rate Global Notes(d)                1.25%     07/12/10         100,000        100,000,000
-----------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate MTN(d)                         0.59%     01/08/10         100,000        100,000,000
===========================================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $200,000,000)                                                           200,000,000
===========================================================================================================



U.S. TREASURY BILLS-0.82%

  U.S. Treasury Bills(a) (Cost $199,710,583)          0.35%     07/30/09         200,000        199,710,583
===========================================================================================================



FUNDING AGREEMENTS-0.41%

  MetLife Insurance Co. of Connecticut, Floating
     Rate (Acquired 08/27/07; Cost
     $100,000,000)(c)(d)                              1.71%     09/25/09         100,000        100,000,000
===========================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-90.11% (Cost $21,900,740,145)                                                  21,900,740,145
===========================================================================================================


                                                                             REPURCHASE
                                                                               AMOUNT

REPURCHASE AGREEMENTS-9.86%(g)

  Barclays Capital Inc., Joint agreement dated
     02/27/09, aggregate maturing value
     $1,898,147,828 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,936,067,768; 0%-5.50%, 03/05/09-
     12/14/22)                                        0.27%     03/02/09     544,471,449        544,459,199
-----------------------------------------------------------------------------------------------------------


  Barclays Capital Inc., Joint agreement dated
     02/27/09, aggregate maturing value
     $1,915,375,672 (collateralized by U.S.
     Treasury obligations valued at
     $1,953,640,922; 1.13%-8.13%, 12/15/10-
     05/15/30)                                        0.26%     03/02/09     930,651,734        930,631,570
-----------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Joint agreement
     dated 02/27/09, aggregate maturing value
     $1,000,022,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,020,003,099; 0%-6.63%, 04/03/09-
     11/23/35)                                        0.27%     03/02/09     225,005,062        225,000,000
-----------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Joint agreement
     dated 02/27/09, aggregate maturing value
     $200,008,542 (collateralized by U.S.
     Government sponsored agency and Corporate
     obligations valued at $210,000,000; 0%-6.73%,
     01/19/25-02/25/47)(b)                            0.51%     03/02/09     194,711,901        194,703,586
-----------------------------------------------------------------------------------------------------------
  Deutsche Bank Securities Inc., Joint agreement
     dated 02/27/09, aggregate maturing value
     $250,006,042 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $255,000,001; 4.50%-7.00%,
     01/01/19-01/01/39)                               0.29%     03/02/09      77,659,269         77,657,392
-----------------------------------------------------------------------------------------------------------
  Societe Generale, Joint agreement dated
     02/27/09, aggregate maturing value
     $1,000,022,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,020,000,666; 0%-7.00%, 03/03/09-
     08/06/38)                                        0.27%     03/02/09     225,005,063        225,000,000
-----------------------------------------------------------------------------------------------------------
  UBS Securities LLC, Joint agreement dated
     02/27/09, aggregate maturing value
     $800,016,667 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $816,002,665; 0%-8.88%, 07/15/18-
     07/15/29)                                        0.25%     03/02/09     100,002,083        100,000,000
-----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                    INTEREST    MATURITY     REPURCHASE
                                                      RATE        DATE         AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

  Wachovia Capital Markets, LLC, Joint agreement
     dated 02/27/09, aggregate maturing value
     $150,007,656 (collateralized by Corporate
     obligations valued at $157,500,000; 0%-2.10%,
     04/30/12-03/15/28)                               0.61%     03/02/09    $100,128,871    $   100,123,761
===========================================================================================================
     Total Repurchase Agreements (Cost
       $2,397,575,508)                                                                        2,397,575,508
===========================================================================================================
TOTAL INVESTMENTS(h)(i)-99.97% (Cost
  $24,298,315,653)                                                                           24,298,315,653
===========================================================================================================
OTHER ASSETS LESS LIABILITIES-0.03%                                                               7,490,825
===========================================================================================================
NET ASSETS-100.00%                                                                          $24,305,806,478
___________________________________________________________________________________________________________
===========================================================================================================




Investment Abbreviations:

CEP     - Credit Enhancement Provider
GO      - General Obligation Bonds
Gtd.    - Guaranteed
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
MTN     - Medium-Term Notes
Ref.    - Refunding
RB      - Revenue Bonds
Sr.     - Senior
Unsec.  - Unsecured
Unsub.  - Unsubordinated


Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 14.48%; United Kingdom: 11.17%; other countries less than 5% each: 12.19%.
(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2009 was $10,908,364,578, which represented 44.88% of the Fund's Net Assets.
(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2009.
(e) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2009.
(f) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)   Principal amount equals value at period end. See Note 1K.
(h) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.
(i)   Also represents cost for federal income tax purposes.

FUND COMPOSITION BY MATURITY

In days, as of 2/28/09



-------------------------------------------------------------------------
1-7                                                                  27.0%
-------------------------------------------------------------------------
8-30                                                                 17.8
-------------------------------------------------------------------------
31-90                                                                43.4
-------------------------------------------------------------------------
91-180                                                                9.7
-------------------------------------------------------------------------
181+                                                                  2.1
_________________________________________________________________________
=========================================================================



The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

February 28, 2009
(Unaudited)

STIC PRIME PORTFOLIO



                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
----------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER-87.86%(a)

ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-9.58%

  Old Line Funding, LLC(b)                            0.25%     03/02/09    $     96,410    $   96,409,330
----------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                            0.35%     03/06/09          72,435        72,431,479
----------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                            0.30%     03/13/09         150,000       149,985,000
----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         0.45%     03/04/09          50,000        49,998,125
----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         0.45%     03/13/09          36,285        36,279,557
----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         0.43%     03/16/09          28,266        28,260,936
----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         0.48%     03/20/09          73,000        72,981,507
----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         0.55%     04/06/09          37,530        37,509,358
----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         0.55%     04/08/09          90,000        89,947,750
----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         0.45%     04/13/09          16,938        16,928,896
==========================================================================================================
                                                                                               650,731,938
==========================================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-20.69%

  Concord Minutemen Capital Co., LLC-Series A,
     (Multi CEP's-Liberty Hampshire Co., LLC;
     agent)(b)                                        0.85%     03/16/09          60,000        59,978,750
----------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                            0.90%     03/23/09         100,000        99,945,000
----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                            0.90%     03/24/09          45,000        44,974,125
----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                            0.85%     03/27/09          90,000        89,944,750
----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                            1.05%     04/13/09         100,000        99,874,583
----------------------------------------------------------------------------------------------------------
  Kitty Hawk Funding Corp. (CEP-Bank of America,
     N.A.)(b)                                         0.29%     03/12/09          30,000        29,997,388
----------------------------------------------------------------------------------------------------------
  Legacy Capital Co., LLC
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                            1.05%     04/13/09          85,000        84,893,396
----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                            1.05%     04/14/09          80,000        79,897,333
----------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(b)                                      0.95%     03/17/09         130,000       129,945,111
----------------------------------------------------------------------------------------------------------
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(b)                                      1.05%     04/01/09          60,000        59,945,750
----------------------------------------------------------------------------------------------------------
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(b)                                      1.05%     04/13/09         100,000        99,874,583
----------------------------------------------------------------------------------------------------------
  Ticonderoga Funding LLC (CEP-Bank of America,
     N.A.)(b)                                         0.50%     03/19/09         220,600       220,544,850
----------------------------------------------------------------------------------------------------------
  Variable Funding Capital Co., LLC
     (CEP-Wells Fargo Bank, N.A.)(b)                  0.50%     03/06/09         200,000       199,986,111
----------------------------------------------------------------------------------------------------------
     (CEP-Wells Fargo Bank, N.A.)(b)                  0.40%     03/27/09          50,000        49,985,556
----------------------------------------------------------------------------------------------------------
     (CEP-Wells Fargo Bank, N.A.)(b)                  0.50%     04/27/09          55,872        55,827,768
==========================================================================================================
                                                                                             1,405,615,054
==========================================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-23.98%

  Amsterdam Funding Corp.(b)                          0.55%     03/05/09          25,000        24,998,472
----------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          0.75%     04/14/09          40,000        39,963,333
----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

  Atlantic Asset Securitization, LLC(b)               0.30%     03/03/09    $    100,000    $   99,998,333
----------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization, LLC(b)               0.50%     03/20/09         100,000        99,973,611
----------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization, LLC(b)               0.55%     04/13/09          70,000        69,954,014
----------------------------------------------------------------------------------------------------------
  Barton Capital, LLC(b)                              0.30%     03/05/09          90,000        89,997,000
----------------------------------------------------------------------------------------------------------
  Barton Capital, LLC(b)                              0.30%     03/09/09          99,000        98,993,400
----------------------------------------------------------------------------------------------------------
  Barton Capital, LLC(b)                              0.40%     03/10/09          35,000        34,996,500
----------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(b)                          0.45%     03/25/09          72,000        71,978,400
----------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(b)                          0.55%     04/02/09          50,000        49,975,556
----------------------------------------------------------------------------------------------------------
  Edison Asset Securitization, LLC(b)                 0.30%     03/27/09          45,000        44,990,250
----------------------------------------------------------------------------------------------------------
  Edison Asset Securitization, LLC(b)                 0.50%     04/21/09          38,000        37,973,083
----------------------------------------------------------------------------------------------------------
  Enterprise Funding Co., LLC(b)                      0.60%     04/02/09          70,000        69,962,667
----------------------------------------------------------------------------------------------------------
  Falcon Asset Securitization Corp.(b)                0.30%     03/04/09          77,000        76,998,075
----------------------------------------------------------------------------------------------------------
  Falcon Asset Securitization Corp.(b)                0.50%     04/09/09          70,000        69,962,084
----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 0.50%     03/03/09          78,000        77,997,833
----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 0.40%     03/06/09          25,000        24,998,611
----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 0.45%     03/06/09          68,000        67,995,750
----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 0.35%     03/13/09          90,000        89,989,500
----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 0.70%     04/16/09          60,000        59,946,333
----------------------------------------------------------------------------------------------------------
  Ranger Funding Co., LLC(b)                          0.30%     03/02/09          72,040        72,039,403
----------------------------------------------------------------------------------------------------------
  Ranger Funding Co., LLC(b)                          0.60%     04/03/09          55,060        55,029,717
----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                      0.55%     03/04/09          50,000        49,997,708
----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                      0.35%     03/06/09         100,000        99,995,139
----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                      0.30%     03/09/09          50,000        49,996,667
==========================================================================================================
                                                                                             1,628,701,439
==========================================================================================================


ASSET-BACKED SECURITIES-SECURITIES-5.04%

  Aspen Funding Corp.(b)                              0.60%     03/05/09          62,358        62,353,843
----------------------------------------------------------------------------------------------------------
  Aspen Funding Corp.(b)                              0.70%     03/16/09          70,000        69,979,583
----------------------------------------------------------------------------------------------------------
  Aspen Funding Corp.(b)                              0.80%     04/02/09         100,000        99,928,889
----------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(b)                            0.60%     03/20/09         110,000       109,965,166
==========================================================================================================
                                                                                               342,227,481
==========================================================================================================


ASSET-BACKED SECURITIES-TRADE RECEIVABLES-3.83%

  CAFCO, LLC(b)                                       0.62%     03/18/09         130,000       129,961,939
----------------------------------------------------------------------------------------------------------
  CAFCO, LLC(b)                                       0.62%     03/19/09         130,000       129,959,700
==========================================================================================================
                                                                                               259,921,639
==========================================================================================================


CONSUMER FINANCE-6.33%

  HSBC Finance Corp.                                  0.40%     03/05/09         100,000        99,995,555
----------------------------------------------------------------------------------------------------------
  HSBC Finance Corp.                                  0.35%     03/11/09          50,000        49,995,139
----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
----------------------------------------------------------------------------------------------------------
CONSUMER FINANCE-(CONTINUED)

  Toyota Motor Credit Corp.                           0.35%     03/25/09    $    100,000    $   99,976,667
----------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           0.40%     03/26/09         180,000       179,950,000
==========================================================================================================
                                                                                               429,917,361
==========================================================================================================


INTEGRATED OIL & GAS-4.41%

  Chevron Corp.                                       0.34%     03/27/09         100,000        99,975,444
----------------------------------------------------------------------------------------------------------
  Chevron Corp.                                       0.43%     04/02/09         100,000        99,961,778
----------------------------------------------------------------------------------------------------------
  Chevron Corp.                                       0.43%     04/03/09         100,000        99,960,583
==========================================================================================================
                                                                                               299,897,805
==========================================================================================================


LIFE & HEALTH INSURANCE-4.64%

  Metlife Short Term Funding, LLC(b)                  0.67%     03/02/09         100,000        99,998,139
----------------------------------------------------------------------------------------------------------
  Metlife Short Term Funding, LLC(b)                  0.68%     03/03/09          65,000        64,997,544
----------------------------------------------------------------------------------------------------------
  Metlife Short Term Funding, LLC(b)                  0.58%     03/04/09         100,000        99,995,167
----------------------------------------------------------------------------------------------------------
  Metlife Short Term Funding, LLC(b)                  0.85%     03/18/09          50,000        49,979,931
==========================================================================================================
                                                                                               314,970,781
==========================================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-4.86%

  General Electric Capital Services Inc.              0.20%     03/13/09         100,000        99,993,333
----------------------------------------------------------------------------------------------------------
  General Electric Capital Services Inc.              0.33%     03/24/09         100,000        99,978,917
----------------------------------------------------------------------------------------------------------
  General Electric Capital Services Inc.              0.55%     04/13/09         130,000       129,914,597
==========================================================================================================
                                                                                               329,886,847
==========================================================================================================


SOFT DRINKS-4.50%

  Coca-Cola Co.(b)                                    0.20%     03/05/09         125,000       124,997,223
----------------------------------------------------------------------------------------------------------
  Coca-Cola Co.(b)                                    0.35%     04/03/09          91,000        90,970,804
----------------------------------------------------------------------------------------------------------
  Coca-Cola Co.(b)                                    0.40%     04/13/09          89,600        89,557,191
==========================================================================================================
                                                                                               305,525,218
==========================================================================================================
     Total Commercial Paper (Cost $5,967,395,563)                                            5,967,395,563
==========================================================================================================



CERTIFICATES OF DEPOSIT-3.53%

  Chase Bank USA, N.A.                                0.25%     03/12/09         100,000       100,000,000
----------------------------------------------------------------------------------------------------------
  Chase Bank USA, N.A.                                0.25%     03/13/09         100,000       100,000,000
----------------------------------------------------------------------------------------------------------
  Chase Bank USA, N.A.                                0.50%     04/09/09          40,000        40,000,000
==========================================================================================================
     Total Certificates of Deposit (Cost
       $240,000,000)                                                                           240,000,000
==========================================================================================================



MEDIUM-TERM NOTE-1.77%

  JP Morgan Chase & Co., Sr. Unsec. Floating Rate
     MTN(c)                                           1.47%     04/03/09          95,566        95,646,038
----------------------------------------------------------------------------------------------------------
  Wachovia Bank N.A., Sr. Unsec. Floating Rate
     MTN(c)                                           1.54%     03/23/09          25,000        25,015,063
==========================================================================================================
     Total Medium-Term Notes (Cost $120,661,101)                                               120,661,101
==========================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-93.16% (Cost $6,328,056,664)                                                   6,328,056,664
==========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                    INTEREST    MATURITY     REPURCHASE
                                                      RATE        DATE         AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-6.86%(d)

  Barclays Capital Inc., Joint agreement dated
     02/27/09, aggregate maturing value
     $1,898,147,828 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,936,067,768; 0%-5.50%, 03/05/09-
     12/14/22),                                       0.27%     03/02/09    $140,725,280    $  140,722,114
----------------------------------------------------------------------------------------------------------
  RBC Capital Markets Corp., Agreement dated
     02/27/09 maturing value $325,007,854
     (collateralized by U.S. Government sponsored
     agency obligations valued at $331,500,000;
     4.50%-5.50%, 06/01/37-02/15/39),                 0.29%     03/02/09     325,007,854       325,000,000
==========================================================================================================
     Total Repurchase Agreements (Cost
       $465,722,114)                                                                           465,722,114
==========================================================================================================
TOTAL INVESTMENTS-100.02% (Cost
  $6,793,778,778)(e)(f)                                                                      6,793,778,778
==========================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.02)%                                                           (1,668,214)
==========================================================================================================
NET ASSETS-100.00%                                                                          $6,792,110,564
__________________________________________________________________________________________________________
==========================================================================================================




Investment Abbreviations:

CEP     - Credit Enhancement Provider
MTN     - Medium-Term Notes
Sr.     - Senior
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2009 was $4,907,693,550, which represented 72.26% of the Fund's Net Assets.
(c) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2009.
(d)   Principal amount equals value at period end. See Note 1K.
(e)   Also represents cost for federal income tax purposes.
(f) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

FUND COMPOSITION BY MATURITY

In days, as of 2/28/09



-------------------------------------------------------------------------
1-7                                                                  31.3%
-------------------------------------------------------------------------
8-14                                                                 12.4
-------------------------------------------------------------------------
15-21                                                                16.2
-------------------------------------------------------------------------
22-28                                                                13.3
-------------------------------------------------------------------------
29-35                                                                10.6
-------------------------------------------------------------------------
36-42                                                                 3.5
-------------------------------------------------------------------------
43-60                                                                12.7
_________________________________________________________________________
=========================================================================



The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

February 28, 2009
(Unaudited)

TREASURY PORTFOLIO



                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------

U.S. TREASURY SECURITIES-41.53%

U.S. TREASURY BILLS-38.14%(A)

  U.S. Treasury Bills                                 0.14%     03/05/09    $      300,000    $   299,995,333
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.05%     03/05/09           300,000        299,965,000
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.10%     03/05/09           300,000        299,963,333
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.19%     03/05/09           300,000        299,960,333
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.94%     03/05/09           200,000        199,956,900
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.93%     03/12/09           200,000        199,882,086
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.15%     03/19/09           270,000        269,979,750
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.06%     04/02/09           400,000        399,980,445
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.10%     04/02/09           350,000        349,968,889
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.14%     04/02/09           100,000         99,898,667
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.11%     04/09/09           200,000        199,975,083
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.14%     04/09/09           200,000        199,969,775
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.19%     04/09/09           250,000        249,948,677
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.20%     04/09/09           275,000        274,940,417
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.15%     04/09/09           100,000         99,875,417
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.11%     04/16/09           400,000        399,943,778
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.11%     04/16/09           200,000        199,970,739
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.30%     04/16/09           300,000        299,886,917
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.03%     04/16/09           100,000         99,868,197
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.55%     04/23/09           100,000         99,771,806
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.75%     04/23/09           100,000         99,742,361
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.74%     04/29/09           300,000        299,636,167
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.28%     04/29/09           100,000         99,790,222
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.13%     04/30/09           300,000        299,932,750
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.96%     05/07/09           100,000         99,821,333
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.04%     05/07/09           100,000         99,805,514
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.87%     05/15/09           200,000        199,635,625
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.90%     05/15/09           200,000        199,625,000
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.99%     05/15/09           100,000         99,793,750
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.63%     06/04/09           250,000        249,584,375
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.15%     06/04/09           100,000         99,696,528
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.17%     06/04/09           150,000        149,537,073
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.22%     06/11/09           200,000        199,875,333
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.30%     06/11/09           200,000        199,830,000
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.27%     07/02/09           200,000        199,812,083
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.51%     07/02/09           150,000        149,738,625
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.71%     07/02/09           250,000        249,389,698
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
U.S. TREASURY BILLS-(CONTINUED)

  U.S. Treasury Bills                                 0.73%     07/02/09    $      150,000    $   149,625,875
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.95%     07/02/09           150,000        149,513,381
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.00%     07/02/09           250,000        249,146,261
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.33%     07/02/09           100,000         99,545,583
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.28%     07/16/09           200,000        199,783,083
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.32%     07/30/09           250,000        249,664,444
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.35%     07/30/09           100,000         99,855,292
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.44%     07/30/09           150,000        149,094,000
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.50%     08/27/09           205,000        204,490,347
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.50%     08/27/09           180,000        179,548,473
=============================================================================================================
                                                                                                9,569,214,718
=============================================================================================================


U.S. TREASURY NOTES-3.39%

  U.S. Treasury Notes                                 3.13%     04/15/09            20,000         20,074,465
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Notes                                 4.50%     04/30/09           125,000        125,519,836
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Notes                                 3.88%     05/15/09           150,000        150,564,843
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Notes                                 4.88%     05/15/09           550,000        555,302,860
=============================================================================================================
                                                                                                  851,462,004
=============================================================================================================
     Total U.S. Treasury Securities (Cost
       $10,420,676,722)                                                                        10,420,676,722
=============================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-41.53% (Cost $10,420,676,722)                                                    10,420,676,722
=============================================================================================================


                                                                              REPURCHASE
                                                                                AMOUNT

REPURCHASE AGREEMENTS-58.44%(b)

  Banc of America Securities LLC, Agreement dated
     02/27/09, maturing value $1,150,024,917
     (collateralized by U.S. Treasury obligations
     valued at $1,173,000,035; 0%-6.50%, 07/31/09-
     08/15/27),                                       0.26%     03/02/09     1,150,024,917      1,150,000,000
-------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     02/27/09, aggregate maturing value
     $1,915,375,672 (collateralized by U.S.
     Treasury obligations valued at
     $1,953,640,922; 1.13%-8.13%, 12/15/10-
     05/15/30),                                       0.26%     03/02/09       984,723,938        984,702,603
-------------------------------------------------------------------------------------------------------------
  BMO Capital Markets Corp., Agreement dated
     02/27/09, maturing value $100,002,000
     (collateralized by a U.S. Treasury obligation
     valued at $102,000,086; 2.38%, 01/15/25),        0.24%     03/02/09       100,002,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Agreement dated
     02/27/09, maturing value $1,150,024,917
     (collateralized by U.S. Treasury obligations
     valued at $1,173,000,065; 0%-4.88%, 11/19/09-
     08/15/16),                                       0.26%     03/02/09     1,150,024,917      1,150,000,000
-------------------------------------------------------------------------------------------------------------
  CIBC World Markets, Corp., Agreement dated
     02/27/09, maturing value $100,002,167
     (collateralized by U.S. Treasury obligations
     valued at $102,002,105; 0%-4.63%, 07/15/09-
     01/15/14),                                       0.26%     03/02/09       100,002,167        100,000,000
-------------------------------------------------------------------------------------------------------------
  Credit Suisse Securities (USA) LLC, Agreement
     dated 02/27/09, maturing value $1,000,020,833
     (collateralized by U.S. Treasury obligations
     valued at $1,020,001,477; 4.50%-11.25%,
     02/15/15-05/15/38),                              0.25%     03/02/09     1,000,020,833      1,000,000,000
-------------------------------------------------------------------------------------------------------------
  Deutsche Bank Securities Inc., Agreement dated
     02/27/09, maturing value $2,000,041,667
     (collateralized by U.S. Treasury obligations
     valued at $2,040,000,096; 0.63%-8.50%,
     11/15/11-04/15/28),                              0.25%     03/02/09     2,000,041,667      2,000,000,000
-------------------------------------------------------------------------------------------------------------
  Greenwich Capital Markets, Inc., Agreement dated
     02/27/09, maturing value $750,016,250
     (collateralized by U.S. Treasury obligations
     valued at $765,005,452; 0%-4.25%, 01/15/10-
     07/15/18),                                       0.26%     03/02/09       750,016,250        750,000,000
-------------------------------------------------------------------------------------------------------------
  HSBC Securities (USA) Inc., Agreement dated
     02/27/09, maturing value $1,750,037,917
     (collateralized by U.S. Treasury obligations
     valued at $1,785,003,509; 0%-13.25%,
     03/15/09-02/15/39),                              0.26%     03/02/09     1,750,037,917      1,750,000,000
-------------------------------------------------------------------------------------------------------------
  JPMorgan Securities Inc., Agreement dated
     02/27/09, maturing value $2,500,050,000
     (collateralized by U.S. Treasury obligations
     valued at $2,550,000,410; 0%-2.13%, 03/05/09-
     04/30/10),                                       0.24%     03/02/09     2,500,050,000      2,500,000,000
-------------------------------------------------------------------------------------------------------------
  Morgan Stanley, Agreement dated 02/27/09,
     maturing value $175,002,917 (collateralized
     by U.S. Treasury obligations valued at
     $179,901,544; 1.75%-4.25%, 01/15/10-
     04/15/32),                                       0.20%     03/02/09       175,002,917        175,000,000
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                    INTEREST    MATURITY      REPURCHASE
                                                      RATE        DATE          AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

  Societe Generale, Agreement dated 02/27/09,
     maturing value $2,000,043,333 (collateralized
     by U.S. Treasury obligations valued at
     $2,040,000,075; 0%-12.50%, 03/19/09-
     02/15/39),                                       0.26%     03/02/09    $2,000,043,333    $ 2,000,000,000
-------------------------------------------------------------------------------------------------------------
  UBS Securities LLC, Agreement dated 02/27/09,
     maturing value $1,000,019,167 (collateralized
     by U.S. Treasury obligations valued at
     $1,020,004,914; 0%-1.13%, 03/12/09-01/15/12),    0.23%     03/02/09     1,000,019,167      1,000,000,000
=============================================================================================================
     Total Repurchase Agreements (Cost
       $14,659,702,603)                                                                        14,659,702,603
=============================================================================================================
TOTAL INVESTMENTS(c)-99.97% (Cost $25,080,379,325)                                             25,080,379,325
=============================================================================================================
OTHER ASSETS LESS LIABILITIES-0.03%                                                                 6,413,294
=============================================================================================================
NET ASSETS-100.00%                                                                            $25,086,792,619
_____________________________________________________________________________________________________________
=============================================================================================================




Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)  Principal amount equals value at period end. See Note 1K.
(c)  Also represents cost for federal income tax purposes.

FUND COMPOSITION BY MATURITY

In days, as of 2/28/09



-------------------------------------------------------------------------
1-7                                                                  64.1%
-------------------------------------------------------------------------
8-30                                                                  1.9
-------------------------------------------------------------------------
31-90                                                                21.2
-------------------------------------------------------------------------
91-180                                                               11.3
-------------------------------------------------------------------------
181+                                                                  1.5
_________________________________________________________________________
=========================================================================



The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

February 28, 2009
(Unaudited)

GOVERNMENT & AGENCY PORTFOLIO



                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-51.63%

FEDERAL FARM CREDIT BANK (FFCB)-4.93%(A)

  Floating Rate Bonds                                 0.29%     03/17/09    $       75,000    $    75,000,000
-------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                 0.95%     05/19/09           140,000        140,000,000
-------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                 0.51%     08/28/09            40,000         40,000,000
-------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                 1.43%     09/22/09            25,000         25,000,000
-------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                 1.25%     11/12/09           125,000        125,000,000
-------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                 1.10%     11/20/09            50,000         50,000,000
-------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                 0.36%     12/21/09           150,000        148,823,138
-------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                 0.72%     12/21/09            75,000         75,000,000
=============================================================================================================
                                                                                                  678,823,138
=============================================================================================================


FEDERAL HOME LOAN BANK (FHLB)-26.13%

  Unsec. Bonds                                        2.85%     03/04/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.38%     03/10/09            15,000         15,000,570
-------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        3.25%     03/30/09            60,000         60,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        3.24%     04/03/09            70,000         70,005,940
-------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.36%     05/05/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.38%     05/13/09            43,190         43,162,988
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.12%     03/02/09             6,820          6,819,977
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.10%     03/02/09            90,000         89,997,250
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.05%     03/02/09            15,000         14,999,146
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.30%     03/31/09           150,000        149,962,500
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.54%     04/13/09            50,000         49,848,306
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               3.10%     04/13/09            50,000         49,814,861
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.50%     04/14/09           140,000        139,572,222
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               3.00%     04/21/09            75,000         74,681,250
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.39%     04/24/09           120,000        119,929,800
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.24%     04/28/09           150,000        149,942,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.31%     04/30/09            75,000         74,961,250
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.00%     05/04/09            50,000         49,822,222
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.50%     05/11/09            75,000         74,778,125
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.80%     05/13/09            80,800         80,505,080
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.29%     05/21/09           150,000        149,902,125
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.37%     06/09/09            50,000         49,948,611
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.48%     06/19/09            39,380         39,322,243
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.40%     06/22/09           136,291        136,119,879
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.40%     06/29/09            50,000         49,933,333
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.40%     07/08/09            50,000         49,928,333
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.66%     09/10/09            75,000         74,734,625
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK (FHLB)-(CONTINUED)

  Unsec. Disc. Notes(b)                               0.55%     10/09/09    $       50,000    $    49,830,417
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.43%     03/20/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       1.30%     03/26/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.48%     03/27/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       1.47%     04/01/09            75,000         75,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.50%     04/03/09           150,000        149,999,954
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.42%     04/21/09            50,000         49,998,964
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.90%     06/10/09            75,000         75,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.57%     07/07/09           100,000         99,968,395
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       1.37%     11/18/09            75,000         75,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.58%     01/19/10            75,000         75,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.72%     02/04/10           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.86%     02/26/10           125,000        124,983,640
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                1.05%     05/27/09           132,000        132,010,866
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.19%     09/10/09            80,000         80,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                0.39%     12/23/09            50,000         49,950,581
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                0.33%     12/28/09           100,000         99,975,996
=============================================================================================================
                                                                                                3,600,411,449
=============================================================================================================


FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-13.95%

  Sr. Unsec. Disc. Notes(b)                           1.09%     03/02/09           100,000         99,996,972
-------------------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           0.92%     03/03/09           100,000         99,994,889
-------------------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           1.15%     03/06/09            50,000         49,992,014
-------------------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           1.20%     03/18/09            25,000         24,985,833
-------------------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           1.15%     03/24/09            93,000         92,931,671
-------------------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           3.05%     03/30/09            46,964         46,848,612
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.60%     04/13/09            75,000         74,767,083
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.73%     04/21/09            44,820         44,773,649
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.07%     05/05/09            70,000         69,864,764
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.10%     05/06/09            50,000         49,899,167
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.92%     06/01/09            22,145         22,092,935
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.46%     06/09/09           100,000         99,872,222
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.46%     06/15/09            50,000         49,932,278
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.46%     06/19/09           100,000         99,859,444
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.51%     06/23/09            93,500         93,348,998
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.05%     06/23/09            50,000         49,675,417
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.45%     06/30/09            80,000         79,879,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.50%     07/28/09           125,000        124,741,319
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.70%     09/14/09            50,000         49,808,472
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.70%     09/21/09           100,000         99,603,333
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(a)                0.37%     10/08/09            75,000         74,941,987
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(a)                0.36%     12/16/09           100,000         99,707,085
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-(CONTINUED)

  Unsec. Floating Rate Global Notes(a)                1.25%     07/12/10    $      100,000    $   100,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate MTN(a)                         0.45%     09/21/09            74,500         74,476,573
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate MTN(a)                         0.59%     01/08/10            75,000         75,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate MTN(a)                         1.10%     02/09/10            75,000         75,000,000
=============================================================================================================
                                                                                                1,921,993,717
=============================================================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-6.62%

  Sr. Unsec. Disc. Notes(b)                           0.95%     03/11/09            35,000         34,990,764
-------------------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           1.20%     03/16/09           100,000         99,950,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.10%     04/08/09           150,000        149,667,500
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.22%     05/01/09            75,000         74,972,042
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.33%     05/01/09            30,000         29,881,558
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.31%     05/26/09           100,000         99,925,945
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.32%     06/03/09            75,000         74,937,333
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.50%     06/04/09            90,000         89,881,250
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               3.20%     10/07/09            50,000         49,022,222
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.00%     12/03/09           100,000         99,230,556
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(a)                1.24%     07/13/10            60,000         59,971,701
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Notes(a)                       1.27%     10/27/09            50,000         50,000,000
=============================================================================================================
                                                                                                  912,430,871
=============================================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $7,113,659,175)                                                         7,113,659,175
=============================================================================================================


U.S. TREASURY BILLS-0.54%

  U.S. Treasury Bills(b)(Cost $74,891,469)            0.35%     07/30/09            75,000         74,891,469
=============================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-52.17% (Cost $7,188,550,644)                                                      7,188,550,644
=============================================================================================================


                                                                              REPURCHASE
                                                                                AMOUNT

REPURCHASE AGREEMENTS-47.82%(c)

  Banc of America Securities LLC, Agreement dated
     02/27/09, maturing value $500,011,250
     (collateralized by U.S. Government sponsored
     agency obligations valued at $510,000,350;
     0%-6.75%, 04/09/09-01/15/48),                    0.27%     03/02/09       500,011,250        500,000,000
-------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     02/27/09, aggregate maturing value
     $1,898,147,828 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,936,067,768; 0%-5.50%, 03/05/09-
     12/14/22),                                       0.27%     03/02/09     1,088,106,440      1,088,081,958
-------------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Joint agreement
     dated 02/27/09, aggregate maturing value
     $1,000,022,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,020,003,099; 0%-6.63%, 04/03/09-
     11/23/35),                                       0.27%     03/02/09       700,015,750        700,000,000
-------------------------------------------------------------------------------------------------------------
  Deutsche Bank Securities Inc., Agreement dated
     02/27/09, maturing value $1,200,027,000
     (collateralized by U.S. Government sponsored
     agency obligations valued at $1,224,000,503;
     0%-6.50%, 03/02/09-03/06/37),                    0.27%     03/02/09     1,200,027,000      1,200,000,000
-------------------------------------------------------------------------------------------------------------
  HSBC Securities (USA) Inc., Joint agreement
     dated 02/27/09, aggregate maturing value
     $1,000,022,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,020,003,870; 0%-10.70%,
     08/15/09-07/15/37),                              0.27%     03/02/09       900,020,250        900,000,000
-------------------------------------------------------------------------------------------------------------
  Morgan Stanley, Agreement dated 02/27/09,
     maturing value $525,010,063 (collateralized
     by U.S. Government sponsored agency
     obligations valued at $536,147,991; 0%-8.25%,
     03/19/10-04/01/56),                              0.23%     03/02/09       525,010,063        525,000,000
-------------------------------------------------------------------------------------------------------------
  RBC Capital Markets, Agreement dated 02/27/09,
     maturing value $275,006,188 (collateralized
     by U.S. Government sponsored agency
     obligations valued at $280,500,289; 5.60-
     6.12%, 02/01/17-08/24/27),                       0.27%     03/02/09       275,006,188        275,000,000
-------------------------------------------------------------------------------------------------------------
  Societe Generale, Joint agreement dated
     02/27/09, aggregate maturing value
     $1,000,022,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,020,000,666; 0%-7.00%, 03/03/09-
     08/06/38),                                       0.27%     03/02/09       700,015,750        700,000,000
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                    INTEREST    MATURITY      REPURCHASE
                                                      RATE        DATE          AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

  UBS Securities LLC, Joint agreement dated
     02/27/09, aggregate maturing value
     $800,016,667 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $816,002,665; 0%-8.88%, 07/15/18-
     07/15/29),                                       0.25%     03/02/09    $  700,014,584    $   700,000,000
=============================================================================================================
     Total Repurchase Agreements (Cost
       $6,588,081,958)                                                                          6,588,081,958
=============================================================================================================
TOTAL INVESTMENTS-99.99% (Cost $13,776,632,602)(d)                                             13,776,632,602
=============================================================================================================
OTHER ASSETS LESS LIABILITIES-0.01%                                                                 1,128,787
=============================================================================================================
NET ASSETS-100.00%                                                                            $13,777,761,389
_____________________________________________________________________________________________________________
=============================================================================================================




Investment Abbreviations:

Disc.   - Discounted
MTN     - Medium-Term Notes
Sr.     - Senior
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2009.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)  Principal amount equals value at period end. See Note 1K.
(d)  Also represents cost for federal income tax purposes.

FUND COMPOSITION BY MATURITY

In days, as of 2/28/09



-------------------------------------------------------------------------
1-7                                                                  66.9%
-------------------------------------------------------------------------
8-30                                                                  4.5
-------------------------------------------------------------------------
31-90                                                                16.9
-------------------------------------------------------------------------
91-180                                                                8.6
-------------------------------------------------------------------------
181+                                                                  3.1
_________________________________________________________________________
=========================================================================



The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

February 28, 2009
(Unaudited)

GOVERNMENT TAXADVANTAGE PORTFOLIO



                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-99.97%

FEDERAL FARM CREDIT BANK (FFCB)-24.46%(A)

  Floating Rate Bonds                                  0.29%     03/17/09     $45,000     $ 44,997,480
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                  0.95%     05/19/09      10,000       10,000,000
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                  1.43%     09/22/09       5,000        5,000,000
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                  1.25%     11/12/09      10,000       10,000,000
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                  0.32%     12/28/09      15,000       14,959,655
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                  0.42%     08/04/10       5,000        4,981,325
======================================================================================================
                                                                                            89,938,460
======================================================================================================


FEDERAL HOME LOAN BANK (FHLB)-75.51%

  Unsec. Bonds                                         2.85%     03/04/09      10,000       10,000,000
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.12%     03/02/09      28,180       28,179,906
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.17%     03/02/09       2,325        2,324,989
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.22%     03/02/09       8,925        8,924,945
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.25%     03/03/09      14,975       14,974,792
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.25%     03/06/09       7,250        7,249,748
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.22%     03/09/09      15,000       14,999,267
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.23%     03/12/09      13,070       13,069,081
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                1.20%     03/13/09       3,000        2,998,800
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.28%     03/17/09       5,000        4,999,378
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.28%     03/20/09      15,000       14,997,783
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.33%     03/30/09       1,750        1,749,535
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.31%     04/06/09       5,000        4,998,450
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.38%     04/07/09      11,900       11,895,414
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.35%     04/13/09       7,500        7,496,865
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.32%     04/17/09      10,000        9,995,822
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.39%     04/24/09       7,000        6,995,905
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.24%     04/28/09       5,000        4,998,067
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.40%     04/28/09       3,500        3,497,744
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.75%     04/30/09      15,000       14,981,250
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.38%     05/04/09       3,700        3,697,500
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.39%     05/06/09       7,000        6,994,995
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.41%     05/06/09       4,500        4,496,618
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.29%     05/28/09       5,000        4,996,456
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.50%     06/15/09       4,015        4,009,089
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.50%     06/19/09       3,200        3,195,111
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.50%     07/01/09       6,583        6,571,845
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                        0.57%     07/07/09       5,000        4,998,420
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                        0.58%     01/19/10       5,000        5,000,000
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                        0.72%     02/04/10      15,000       15,000,000
------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK (FHLB)-(CONTINUED)

  Unsec. Floating Rate Global Bonds(a)                 0.40%     08/21/09     $ 5,000     $  4,996,986
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                 0.41%     08/27/09       4,400        4,398,910
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                 2.19%     09/10/09      10,000       10,000,000
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                 0.33%     12/28/09      10,000        9,997,600
======================================================================================================
                                                                                           277,681,271
======================================================================================================
TOTAL INVESTMENTS(c)-99.97% (Cost $367,619,731)                                            367,619,731
======================================================================================================
OTHER ASSETS LESS LIABILITIES-0.03%                                                             95,239
======================================================================================================
NET ASSETS-100.00%                                                                        $367,714,970
______________________________________________________________________________________________________
======================================================================================================




Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2009.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)   Also represents cost for federal income tax purposes.

FUND COMPOSITION BY MATURITY

In days, as of 2/28/09



-------------------------------------------------------------------------
1-7                                                                  54.9%
-------------------------------------------------------------------------
8-30                                                                 17.8
-------------------------------------------------------------------------
31-90                                                                23.6
-------------------------------------------------------------------------
91-180                                                                3.7
-------------------------------------------------------------------------
181+                                                                   --
_________________________________________________________________________
=========================================================================



The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

February 28, 2009
(Unaudited)

TAX-FREE CASH RESERVE PORTFOLIO



                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-99.52%

ALABAMA-0.22%

  Gardendale (City of) (Ascot Place Apartments);
     Series 2002 A, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                      0.68%     10/01/32     $ 2,112     $    2,112,000
--------------------------------------------------------------------------------------------------------
  Gardendale (City of) (Forest Ridge Apartments);
     Series 2002 B, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                      0.68%     10/01/32       3,783          3,783,000
========================================================================================================
                                                                                               5,895,000
========================================================================================================


ALASKA-0.16%

  Wachovia MERLOTs (Alaska (State of) Housing
     Finance Corp.); Series 1999 D, VRD
     RB(a)(b)(c)                                       2.15%     06/01/49       4,200          4,200,000
========================================================================================================


ARIZONA-1.11%

  Casa Grande (City of) Industrial Development
     Authority (Center Park Apartments); Series
     2001 A, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.66%     06/15/31       2,010          2,010,000
--------------------------------------------------------------------------------------------------------
  Casa Grande (City of) Industrial Development
     Authority (Quail Gardens Apartments); Series
     2001 A, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.66%     06/15/31       1,885          1,885,000
--------------------------------------------------------------------------------------------------------
  Maricopa (County of) Industrial Development
     Authority (Gran Victoria Housing, LLC);
     Series 2000 A, VRD MFH RB (CEP-Federal
     National Mortgage Association)(a)                 0.62%     04/15/30       4,575          4,575,000
--------------------------------------------------------------------------------------------------------
  Phoenix (City of) Industrial Development
     Authority (Del Mar Terrace Apartments);
     Series 1999 A, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                      0.62%     10/01/29       9,300          9,300,000
--------------------------------------------------------------------------------------------------------
  Phoenix (City of) Industrial Development
     Authority (Lynwood Apartments); Series 1994,
     Ref. VRD MFH RB (CEP-Federal Home Loan Bank
     of San Francisco)(a)                              0.68%     10/01/25       5,305          5,305,000
--------------------------------------------------------------------------------------------------------
  Tucson (City of) Industrial Development
     Authority (La Entrada Apartments); Series
     2001, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.62%     07/15/31       1,750          1,750,000
--------------------------------------------------------------------------------------------------------
  Yavapai (County of) Industrial Development
     Authority (Northern Arizona Healthcare
     System); Series 2008 B, Hospital RB
     (LOC-Banco Bilbao Vizcaya Argentaria,
     S.A.)(a)(d)(e)                                    0.58%     12/01/39       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  Yuma (City of) Industrial Development Authority
     (El Encanto Apartments); Series 2003, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.65%     04/15/33       1,575          1,575,000
========================================================================================================
                                                                                              29,400,000
========================================================================================================


COLORADO-3.61%

  Adams (County of) (Hunters Cove); Series 1985 A,
     VRD MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(a)(c)                                      0.65%     01/15/14       5,950          5,950,000
--------------------------------------------------------------------------------------------------------
  Arista Metropolitan District (Broomfield Event
     Center Parking); Sr. Series 2006 A, Special
     Limited RB (LOC-Compass Bank)(a)(d)               0.62%     12/01/30       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Bethany Lutheran
     School); Series 2008, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.57%     11/01/38       3,650          3,650,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Lutheran Church
     Extension Fund-Missouri Synod Loan Program);
     Series 2008, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.75%     05/15/38       7,300          7,300,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Southeastern Baptist
     Theological Seminary); Series 2005, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     03/01/25       7,920          7,920,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (The Presentation
     School, Inc.); Series 2006, VRD RB (LOC-U.S.
     Bank, N.A.)(a)(d)                                 0.57%     12/01/36       7,250          7,250,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Trinity School of
     Durham and Chapel Hill); Series 2006, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     09/01/26       3,100          3,100,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Wesleyan Christian
     Academy); Series 2007, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.68%     05/01/32       8,145          8,145,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Arapahoe House); Series 2004 A, VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.74%     04/01/24       1,200          1,200,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

  Colorado (State of) Health Facilities Authority
     (Bethesda Living Centers); Series 1999, VRD
     RB (LOC-Bank of America, N.A.)(a)(d)              0.57%     08/15/30     $ 7,650     $    7,650,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Covenant Retirement Communities, Inc.);
     Series 1999 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.57%     12/01/29       2,620          2,620,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Crossroads); Series 2003 A, VRD RB (LOC-U.S.
     Bank, N.A.)(a)(d)                                 0.67%     11/01/28       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (The Evangelical Lutheran Good Samaritan
     Society); Series 2008, Ref. VRD RB (LOC-U.S.
     Bank, N.A.)(a)(d)                                 0.62%     06/01/15       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Cornerstar Metropolitan District; Series 2007,
     VRD Special RB (LOC-Compass Bank)(a)(d)           0.67%     12/01/37       9,200          9,200,000
--------------------------------------------------------------------------------------------------------
  Eaglebend Affordable Housing Corp.; Series 2006
     A, Ref. VRD MFH RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.67%     07/01/21       4,880          4,880,000
--------------------------------------------------------------------------------------------------------
  Lowry Economic Redevelopment Authority; Series
     2008 A, Ref. VRD RB (LOC-Compass Bank)(a)(d)      0.62%     12/01/20       4,890          4,890,000
--------------------------------------------------------------------------------------------------------
  Meridian Ranch Metropolitan District; Series
     2009, Ref. VRD Limited Tax GO (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.67%     12/01/38       2,135          2,135,000
--------------------------------------------------------------------------------------------------------
  Pueblo (County of) (El Pueblo Boys' and Girls'
     Ranch, Inc.); Series 2003, VRD RB (LOC-U.S.
     Bank, N.A.)(a)(d)                                 0.67%     12/01/23       1,225          1,225,000
--------------------------------------------------------------------------------------------------------
  Triview Metropolitan District; Series 2006 A,
     Ref. VRD Improvement Unlimited Tax GO
     (LOC-Compass Bank)(a)(d)                          0.67%     11/01/23       5,640          5,640,000
========================================================================================================
                                                                                              95,255,000
========================================================================================================


CONNECTICUT-0.25%

  Connecticut (Sate of) Health & Educational
     Facilities Authority (The Hospital of Central
     Connecticut); Series 2008 A, VRD RB (LOC-Bank
     of America, N.A.)(a)(d)                           0.55%     07/01/24       5,490          5,490,000
--------------------------------------------------------------------------------------------------------
  Connecticut (State of) Health & Educational
     Facilities Authority (Trinity College);
     Series 2008 L, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(d)                                 0.55%     07/01/34       1,000          1,000,000
========================================================================================================
                                                                                               6,490,000
========================================================================================================


DELAWARE-0.26%

  Delaware (State of) Economic Development
     Authority (Archmere Academy, Inc.); Series
     2006, VRD RB (LOC-PNC Bank, N.A.)(a)(d)           0.61%     07/01/36       2,300          2,300,000
--------------------------------------------------------------------------------------------------------
  Delaware (State of) Economic Development
     Authority (Peninsula United Methodist Homes,
     Inc.); Series 2007 A, VRD RB (LOC-PNC Bank,
     N.A.)(a)(d)                                       0.55%     05/15/37       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Kent (County of) (The Charter School, Inc.);
     Series 2002, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.68%     11/01/22       3,665          3,665,000
========================================================================================================
                                                                                               6,965,000
========================================================================================================


DISTRICT OF COLUMBIA-0.85%

  District of Columbia (Hogar Hispano, Inc.);
     Series 2005, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.65%     03/01/30      12,205         12,205,000
--------------------------------------------------------------------------------------------------------
  District of Columbia (Institute for
     International Economics); Series 2000, VRD RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     06/01/25       1,740          1,740,000
--------------------------------------------------------------------------------------------------------
  District of Columbia (Progressive Life Center,
     Inc.); Series 2008 A, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.68%     01/01/33       3,695          3,695,000
--------------------------------------------------------------------------------------------------------
  District of Columbia (Washington Center for
     Internships and Academic Seminars); Series
     2009, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.68%     02/01/48       4,700          4,700,000
========================================================================================================
                                                                                              22,340,000
========================================================================================================


FLORIDA-9.09%

  Alachua (County of) Health Facilities Authority
     (Oak Hammock at the University of Florida);
     Series 2002 A, VRD Continuing Care Retirement
     Community RB (LOC-Lloyds TSB Bank
     PLC)(a)(d)(e)                                     0.65%     10/01/32       3,200          3,200,000
--------------------------------------------------------------------------------------------------------
  Brevard (County of) Health Facilities Authority
     (Wuesthoff Health Systems, Inc.); Series
     2004, VRD RB (LOC-SunTrust Bank)(a)(d)            0.62%     01/01/34      10,300         10,300,000
--------------------------------------------------------------------------------------------------------
  Broward (County of) Housing Finance Authority
     (Reflections Apartments); Series 1999, Ref.
     VRD MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(a)                                         0.62%     12/01/29       4,405          4,405,000
--------------------------------------------------------------------------------------------------------
  Collier (County of) Health Facilities Authority
     (The Moorings, Inc.); Series 2000, VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.61%     12/01/24       6,000          6,000,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

  Duval (County of) Housing Finance Authority (The
     Glades Apartments); Series 2002, Ref. VRD MFH
     Mortgage RB (CEP-Federal Home Loan Mortgage
     Corp.)(a)                                         0.62%     10/01/32     $ 1,850     $    1,850,000
--------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (South Florida Water
     Management District); Series 2006-0136 A, VRD
     COP(a)(b)(c)                                      1.07%     10/01/36      19,730         19,730,000
--------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Agency
     (Lakeside South); Series 1985 B, VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     08/01/11       1,200          1,200,000
--------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Corp.
     (Tuscany Pointe Apartments); Series 2005 D,
     Ref. VRD MFH Mortgage RB (CEP-Federal
     National Mortgage Association)(a)                 0.62%     11/15/35       7,090          7,090,000
--------------------------------------------------------------------------------------------------------
  Florida Gulf Coast University Financing Corp.
     (Housing); Series 2005 A, VRD Capital
     Improvement RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.55%     02/01/35       1,360          1,360,000
--------------------------------------------------------------------------------------------------------
  Florida Gulf Coast University Financing Corp.
     (Parking); Series 2005 B, VRD Capital
     Improvement RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.55%     02/01/35       4,715          4,715,000
--------------------------------------------------------------------------------------------------------
  Gainesville (City of); Series 2007 A, VRD
     Utilities System RB(a)                            0.83%     10/01/36      28,155         28,155,000
--------------------------------------------------------------------------------------------------------
  Highlands (County of) Health Facilities
     Authority (Adventist Health System/Sunbelt
     Obligated Group);
     Series 2003 A, VRD Hospital RB (LOC-SunTrust
     Bank)(a)(d)                                       0.73%     11/15/32       6,350          6,350,000
--------------------------------------------------------------------------------------------------------
     Series 2003 B, VRD Hospital RB (LOC-SunTrust
     Bank)(a)(d)                                       0.65%     11/15/12       2,850          2,850,000
--------------------------------------------------------------------------------------------------------
     Series 2004 A, VRD Hospital RB (LOC-SunTrust
     Bank)(a)(d)                                       0.62%     11/15/34       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
     Series 2005 F, VRD Hospital RB (LOC-SunTrust
     Bank)(a)(d)                                       0.62%     11/15/35       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
     Series 2006 B-2, Ref. VRD Hospital RB
     (LOC-SunTrust Bank)(a)(d)                         0.68%     11/15/30       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
     Series 2006 B-3, Ref. VRD Hospital RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     11/15/31       4,900          4,900,000
--------------------------------------------------------------------------------------------------------
  Jacksonville (City of) Health Facilities
     Authority (University of Florida Jacksonville
     Physicians, Inc.); Series 2002, VRD RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.70%     06/01/22       4,065          4,065,000
--------------------------------------------------------------------------------------------------------
  Jacksonville (City of) Housing Finance Authority
     (St. Augustine Apartments); Series 2006, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     07/15/33       3,830          3,830,000
--------------------------------------------------------------------------------------------------------
  JEA; Series 2004 A, VRD District Energy System
     RB (LOC-State Street Bank & Trust Co.)(a)(d)      0.63%     10/01/34       9,490          9,490,000
--------------------------------------------------------------------------------------------------------
  Marion (County of) Housing Finance Authority
     (Paddock Park Apartments); Series 2002, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     10/15/32       1,025          1,025,000
--------------------------------------------------------------------------------------------------------
  Miami-Dade (County of) Educational Facilities
     Authority (Carlos Albizu University); Series
     2000, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.70%     12/01/25       1,200          1,200,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Health Facilities Authority
     (Adventist Health System/Sunbelt Inc.);
     Series 1992, VRD RB (LOC-SunTrust Bank)(a)(d)     0.73%     11/15/14       1,405          1,405,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Health Facilities Authority
     (Orlando Regional Healthcare System); Series
     2008 F, VRD Hospital RB (LOC-SunTrust
     Bank)(a)(d)                                       0.75%     10/01/26       5,800          5,800,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Health Facilities Authority
     (Presbyterian Retirement Communities); Series
     2006 A, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.68%     11/01/28       7,600          7,600,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Housing Finance Authority
     (Palm Key Apartments); Series 1997 C, Ref.
     VRD MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(a)                                         0.62%     07/01/32       7,525          7,525,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Christian Prison Ministry, Inc.);
     Series 2005, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(d)                                  0.68%     11/01/30       5,310          5,310,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Independent Blood and Tissue
     Services of Florida, Inc.); Series 2002, VRD
     RB (LOC-SunTrust Bank)(a)(d)                      0.62%     10/01/27       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Palm Beach (County of) (Pine Crest Preparatory
     School, Inc.);
     Series 2008, Ref. VRD RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.65%     06/01/37      10,000         10,000,000
--------------------------------------------------------------------------------------------------------
     Series 2008, Ref. VRD RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.65%     06/01/38      15,000         15,000,000
--------------------------------------------------------------------------------------------------------
  Palm Beach (County of) Health Facilities
     Authority (Jupiter Medical Center, Inc.);
     Series 1999 B, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(c)(d)                                    0.68%     08/01/20       2,430          2,430,000
--------------------------------------------------------------------------------------------------------
  Palm Beach (County of) Housing Finance Authority
     (Emerald Bay Club Apartments); Series 2004,
     Ref. VRD MFH RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.60%     06/01/30       4,500          4,500,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

  Pinellas (County of) Health Facilities Authority
     (Mease Manor, Inc.); Series 1995 A, VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.68%     11/01/15     $ 3,415     $    3,415,000
--------------------------------------------------------------------------------------------------------
  Pinellas (County of) Industrial Development
     Authority (Neighborly Care Network, Inc.);
     Series 2008, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(d)                                  0.68%     08/01/28       2,900          2,900,000
--------------------------------------------------------------------------------------------------------
  St. Johns (County of) Industrial Development
     Authority (Flagler Hospital, Inc.); Series
     1996 A, VRD Hospital RB (LOC-SunTrust
     Bank)(a)(d)                                       0.62%     12/15/26       9,700          9,700,000
--------------------------------------------------------------------------------------------------------
  St. Petersburg (City of) Health Facilities
     Authority (Presbyterian Retirement
     Communities); Series 2009, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.68%     11/01/39       3,400          3,400,000
--------------------------------------------------------------------------------------------------------
  Tampa (City of) (Academy of the Holy Names of
     Florida, Inc.); Series 2001, VRD Educational
     Facilities RB (LOC-SunTrust Bank)(a)(d)           0.62%     03/01/22       1,975          1,975,000
--------------------------------------------------------------------------------------------------------
  Tampa (City of) (CHF-Tampa, LLC for The
     University of Tampa); Series 2005 A, VRD RB
     (LOC-Royal Bank of Canada)(a)(d)(e)               0.60%     10/01/37       2,345          2,345,000
--------------------------------------------------------------------------------------------------------
  Tampa (City of) (Tampa Preparatory School,
     Inc.); Series 2000, VRD RB (LOC-SunTrust
     Bank)(a)(d)                                       0.62%     11/01/25       5,160          5,160,000
--------------------------------------------------------------------------------------------------------
  Volusia (County of) Housing Finance Authority
     (The Anatole Apartments); Series 2002, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     10/15/32       1,400          1,400,000
--------------------------------------------------------------------------------------------------------
  West Orange Healthcare District; Series 1999 B,
     VRD RB (LOC-SunTrust Bank)(a)(d)                  0.74%     02/01/22      12,200         12,200,000
========================================================================================================
                                                                                             239,780,000
========================================================================================================


GEORGIA-4.48%

  Atlanta (City of); Series 1999 A, Water &
     Wastewater RB(f)(g)(h)                            5.00%     05/01/09       1,000          1,014,699
--------------------------------------------------------------------------------------------------------
  Augusta (City of) Housing Authority (Westbury
     Creek Apartments); Series 2003 A, Ref. VRD
     MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     05/15/33       1,895          1,895,000
--------------------------------------------------------------------------------------------------------
  Bibb (County of) Development Authority (First
     Presbyterian Day School, Inc.); Series 1999,
     VRD RB (LOC-SunTrust Bank)(a)(d)                  0.62%     05/01/19       5,045          5,045,000
--------------------------------------------------------------------------------------------------------
  Cobb (County of) Development Authority
     (Institute of Nuclear Power Operations);
     Series 1998, VRD RB (LOC-SunTrust
     Bank)(a)(c)(d)                                    0.62%     02/01/13       1,100          1,100,000
--------------------------------------------------------------------------------------------------------
  Cobb (County of) Development Authority (YMCA of
     Cobb County, Georgia, Inc.); Series 1998, VRD
     RB (LOC-SunTrust Bank)(a)(c)(d)                   0.68%     06/01/19       5,200          5,200,000
--------------------------------------------------------------------------------------------------------
  Cobb (County of) Hospital Authority (Equipment
     Pool); Series 2006, VRD RAC (LOC-SunTrust
     Bank)(a)(d)                                       0.67%     04/01/36       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Cobb (County of) Housing Authority (Post
     Apartment Homes, L.P.); Series 1995, VRD MFH
     RB (CEP-Federal National Mortgage
     Association)(a)                                   0.67%     06/01/25       1,025          1,025,000
--------------------------------------------------------------------------------------------------------
  DeKalb (County of) Development Authority (A.G.
     Rhodes Home at Wesley Woods, Inc.); Series
     1996, VRD IDR (LOC-SunTrust Bank)(a)(c)(d)        0.87%     03/01/21       1,055          1,055,000
--------------------------------------------------------------------------------------------------------
  DeKalb (County of) Development Authority
     (Catholic School Properties, Inc.); Series
     1999, VRD Educational Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(c)(d)             0.68%     04/01/24       2,275          2,275,000
--------------------------------------------------------------------------------------------------------
  DeKalb (County of) Housing Authority (Clairmont
     Crest); Series 1995, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.58%     06/15/25       4,740          4,740,000
--------------------------------------------------------------------------------------------------------
  DeKalb Private Hospital Authority (Egleston
     Childrens Health Care System); Series 1995 A,
     VRD RAC (LOC-SunTrust Bank)(a)(d)                 0.62%     12/01/17       1,500          1,500,000
--------------------------------------------------------------------------------------------------------
  DeKalb, Newton, & Gwinett (Counties of) Joint
     Development Authority (GGC Real Estate
     Parking I, LLC); Series 2007, VRD Increment
     Draw RB (LOC-Wells Fargo Bank, N.A.)(a)(d)        0.63%     06/01/32       5,385          5,385,000
--------------------------------------------------------------------------------------------------------
  Fayette (County of) Development Authority
     (Catholic Education of North Georgia, Inc.);
     Series 2002, VRD Educational Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.68%     04/01/28       2,760          2,760,000
--------------------------------------------------------------------------------------------------------
  Forsyth (County of) Development Authority
     (Pinecrest Academy Inc.); Series 2000, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     09/01/25       9,390          9,390,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Bridgeway Foundation for Education, Inc.);
     Series 2000, VRD Educational Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.68%     06/01/15       1,780          1,780,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (King's
     Ridge Christian School); Series 2006, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     05/01/26       7,000          7,000,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

  Fulton (County of) Development Authority (Mount
     Vernon Presbyterian School, Inc.); Series
     2005, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.68%     08/01/35     $ 4,300     $    4,300,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Shepherd Center, Inc.); Series 2005, VRD RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     09/01/35       1,100          1,100,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Southside Medical Center, Inc.); Series
     2002, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.68%     06/01/17       4,005          4,005,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (The
     Atlanta Academy, Inc.); Series 2008, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     04/01/33       4,700          4,700,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Trinity School, Inc.); Series 2000, VRD RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     06/01/25       2,000          2,000,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Woodward Academy, Inc.); Series 2008, VRD RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     12/01/33       1,150          1,150,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (YMCA
     of Metropolitan Atlanta, Inc.); Series 1995,
     VRD RB (LOC-SunTrust Bank)(a)(d)                  0.68%     06/01/20       3,890          3,890,000
--------------------------------------------------------------------------------------------------------
  Glynn (County of) School District; Series 2007,
     Unlimited Sales Tax GO                            5.00%     11/01/09       1,945          2,003,525
--------------------------------------------------------------------------------------------------------
  Gwinnett (County of) Development Authority
     (Greater Atlanta Christian Schools, Inc.);
     Series 2002, VRD RB (LOC-SunTrust Bank)(a)(d)     0.62%     05/01/22       2,750          2,750,000
--------------------------------------------------------------------------------------------------------
  Gwinnett (County of) Housing Authority (The
     Greens Apartments); Series 1995, Ref. VRD MFH
     RB (CEP-Federal National Mortgage
     Association)(a)                                   0.67%     06/15/25       3,600          3,600,000
--------------------------------------------------------------------------------------------------------
  Oconee (County of) Industrial Development
     Authority (Athens Academy, Inc.); Series
     2003, VRD RB (LOC-SunTrust Bank)(a)(d)            0.62%     05/01/23       1,080          1,080,000
--------------------------------------------------------------------------------------------------------
  Richmond (County of) Hospital Authority
     (University Health Services, Inc.); Series
     2008, VRD RAC (LOC-SunTrust Bank)(a)(d)           0.62%     01/01/36      16,000         16,000,000
--------------------------------------------------------------------------------------------------------
  Roswell (City of) Housing Authority (Chambrel at
     Roswell); Series 2002, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.65%     11/15/32       3,920          3,920,000
--------------------------------------------------------------------------------------------------------
  Savannah (City of) Economic Development
     Authority (The Savannah Country Day School,
     Inc.); Series 2007, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.68%     05/01/32       5,400          5,400,000
--------------------------------------------------------------------------------------------------------
  Smyrna (City of) Hospital Authority (Ridgeview
     Institute Inc.); Series 2002, VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.68%     11/01/27       1,660          1,660,000
--------------------------------------------------------------------------------------------------------
  Smyrna (City of) Housing Authority (F&M
     Villages); Series 1997, VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.67%     06/01/25         950            950,000
--------------------------------------------------------------------------------------------------------
  Smyrna (City of) Housing Authority (The Gardens
     of Post Village); Series 1996, VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.67%     06/01/25       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  Thomasville (City of) Hospital Authority (John
     D. Archbold Memorial Hospital, Inc.); Series
     2003, VRD RAC (LOC-SunTrust Bank)(a)(d)           0.62%     11/01/23       1,030          1,030,000
========================================================================================================
                                                                                             118,203,224
========================================================================================================


IDAHO-1.30%

  Custer (County of) (Standard Oil Co.); Series
     1983, PCR(e)                                      3.00%     10/01/09      20,500         20,500,000
--------------------------------------------------------------------------------------------------------
  Idaho (State of) Housing & Finance Association
     (Hidden Springs Charter School, Inc.); Series
     2007, VRD Nonprofit Facilities RB (LOC-Bank
     of America, N.A.)(a)(d)                           0.65%     03/01/37       3,730          3,730,000
--------------------------------------------------------------------------------------------------------
  Idaho (State of); Series 2008, Unlimited Tax TAN
     GO                                                3.00%     06/30/09      10,000         10,041,685
========================================================================================================
                                                                                              34,271,685
========================================================================================================


ILLINOIS-8.84%

  Aurora (City of) Kane, DuPage, Will & Kendall
     (Counties of) (Aurora University); Series
     2004, VRD Economic Development RB (LOC-Harris
     N.A.)(a)(d)                                       0.62%     03/01/35       7,450          7,450,000
--------------------------------------------------------------------------------------------------------
  Channahon (Village of) (Morris Hospital); Series
     2003 D, VRD RB (LOC-U.S. Bank, N.A.)(a)(d)        0.57%     12/01/32       2,775          2,775,000
--------------------------------------------------------------------------------------------------------
  Chicago (City of); Series 2008 C-1, Ref. VRD
     Second Lien Wastewater Transmission RB
     (LOC-Harris N.A.)(a)(d)                           0.65%     01/01/39       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Regional Transportation
     Authority); Series 2000-1303 A, VRD
     COP(a)(b)(c)                                      1.07%     07/01/23      16,000         16,000,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

  Elgin (City of) (Judson College); Series 2006,
     VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)      0.63%     06/01/36     $ 2,945     $    2,945,000
--------------------------------------------------------------------------------------------------------
  Glendale Heights (Village of) (Glendale Lakes);
     Series 2000, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                      0.66%     03/01/30      14,845         14,845,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Institute of Gas Technology);
     Series 1999, VRD IDR (LOC-Harris N.A.)(a)(d)      0.62%     09/01/24       1,700          1,700,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Little City Foundation); Series
     1994, VRD Special Facility RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.71%     02/01/19       4,290          4,290,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Providence-St. Mel School); Series
     2002, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.63%     06/01/37       2,525          2,525,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Radiological Society of North
     America, Inc.); Series 1997, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(c)(d)          0.63%     06/01/17         810            810,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (St. Ignatius College Prep.);
     Series 2002, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.71%     06/01/32       1,500          1,500,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Uhlich Children's Home); Series
     2002, VRD IDR (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.63%     10/01/33       1,525          1,525,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Village of Oak Park Residence
     Corp.); Series 2001, VRD RB (LOC-Bank of
     America, N.A.)(a)(c)(d)                           0.65%     07/01/41       3,500          3,500,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (West Central Illinois Educational
     Telecommunications Corp.); Series 2002, VRD
     RB (LOC-Bank of America, N.A.)(a)(d)              0.69%     09/01/32       3,460          3,460,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Museum of Science & Industry);
     Series 1992, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.63%     10/01/26      14,600         14,600,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Saint Xavier University); Series
     2002 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.65%     10/01/32       3,770          3,770,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Advocate
     Health Care Network);
     Series 2008 A-1, VRD RB(a)                        0.65%     11/01/30       9,465          9,465,000
--------------------------------------------------------------------------------------------------------
     Series 2008 A-2, VRD RB(a)                        0.75%     11/01/30      15,735         15,735,000
--------------------------------------------------------------------------------------------------------
     Series 2008 A-3, VRD RB(a)                        1.90%     11/01/30       5,685          5,685,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Beloit
     Memorial Hospital, Inc.); Series 2006 A, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)          0.68%     04/01/36       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Dominican
     University); Series 2006, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.63%     03/01/36       1,200          1,200,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Jewish
     Charities Revenue Anticipation Note Program);
     Series 2008-2009 A, VRD RN (LOC-Harris
     N.A.)(a)(c)(d)                                    0.62%     06/30/09       9,430          9,430,000
--------------------------------------------------------------------------------------------------------
     Series 2008-2009 B, VRD RN (LOC-Harris
     N.A.)(a)(c)(d)                                    0.62%     06/30/09       8,265          8,265,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Joan W. &
     Irving B. Harris Theater for Music and
     Dance); Series 2005, VRD RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.71%     03/01/40       2,800          2,800,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Latin
     School of Chicago); Series 2005 A, Ref. VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)          0.63%     08/01/28       3,335          3,335,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Loyola
     University of Chicago Financing Program);
     Series 2008, Commercial Paper RN
     (LOC-JPMorgan Chase Bank, N.A.)(d)                1.50%     05/05/09      18,000         18,000,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (Northwestern University); Series 2008 B, VRD
     RB(a)                                             0.60%     12/01/46      15,000         15,000,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (Sedgebrook, Inc. Facility); Series 2007 B,
     VRD RB (LOC-Lloyds TSB Bank PLC)(a)(d)(e)         0.57%     11/01/42      12,850         12,850,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (The Cradle Society); Series 1998, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.63%     04/01/33       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Memorial Medical Center); Series 1985 C, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)          0.65%     01/01/16       4,530          4,530,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Peace Memorial Ministries); Series 2003 B,
     VRD RB (LOC-Bank of America, N.A.)(a)(d)          0.67%     08/15/33       9,155          9,155,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

  Illinois (State of) Health Facilities Authority
     (Revolving Fund Pooled Financing Program);
     Series 1985 D, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(d)                                 0.63%     08/01/15     $ 4,050     $    4,050,000
--------------------------------------------------------------------------------------------------------
  Naperville (City of) (DuPage Children's Museum);
     Series 2000, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.63%     06/01/30       4,400          4,400,000
--------------------------------------------------------------------------------------------------------
  Rochelle (City of) (Rochelle Community
     Hospital); Series 2004, VRD Hospital Facility
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)          0.63%     08/01/34       2,930          2,930,000
--------------------------------------------------------------------------------------------------------
  University of Illinois Board of Trustees (UIC
     South Campus Development); Series 2008, Ref.
     VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)      0.63%     01/15/22       9,500          9,500,000
--------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Chicago (City of)); Series
     2004 B-24, Ref. VRD Unlimited Tax GO(a)(b)(c)     1.15%     01/01/25      10,185         10,185,000
========================================================================================================
                                                                                             233,210,000
========================================================================================================


INDIANA-1.96%

  Fort Wayne (City of) (University of Saint
     Francis); Series 2008, VRD Economic
     Development RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.61%     08/01/28       1,800          1,800,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Indianapolis Museum of Art, Inc.); Series
     2004, VRD Educational Facilities RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.63%     02/01/39       6,400          6,400,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Educational Facilities
     Authority (Marian College); Series 2003, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)          0.63%     04/01/24       3,655          3,655,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Educational Facilities
     Authority (Wabash College); Series 2003, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)          0.66%     12/01/23       3,850          3,850,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Finance Authority (Floyd
     Memorial Hospital and Health Services);
     Series 2008, Ref. VRD RB (LOC-Branch Banking
     & Trust Co.)(a)(d)                                0.65%     03/01/36       4,700          4,700,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Clark Memorial Hospital); Series
     2004 A, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.63%     04/01/24       6,400          6,400,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Community Hospitals);
     Series 1997 A, VRD Hospital RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(d)                           0.63%     07/01/27       6,000          6,000,000
--------------------------------------------------------------------------------------------------------
     Series 2000 A, VRD Hospital RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.65%     07/01/28       2,300          2,300,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Sisters of St. Francis Health
     Services, Inc.); Series 1999 A, Hospital
     RB(f)(g)(h)                                       5.15%     05/01/09       4,500          4,567,648
--------------------------------------------------------------------------------------------------------
  Indianapolis (City of) Local Public Improvement
     Bond Bank; Series 2009 C, RN                      0.78%     01/15/10       6,050          6,050,000
--------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Indiana University (Trustees
     of)); Series 2008-2494, VRD Consolidated
     RB(a)(b)(c)                                       0.60%     12/15/15       1,490          1,490,000
--------------------------------------------------------------------------------------------------------
  Purdue University (Trustees of) (Purdue
     University Student Facilities System); Series
     2003 A, RB                                        5.25%     07/01/09       4,360          4,412,042
========================================================================================================
                                                                                              51,624,690
========================================================================================================


IOWA-0.33%

  Iowa (State of) Finance Authority (Cedarwood
     Hills Apartments); Series 2001 A, VRD MFH RB
     (CEP-Federal Home Loan Mortgage Corp.)(a)         0.62%     05/01/31       2,000          2,000,000
--------------------------------------------------------------------------------------------------------
  Iowa (State of) Finance Authority (Morningside
     College); Series 2002, VRD Private College
     Facility RB (LOC-U.S. Bank, N.A.)(a)(d)           0.67%     10/01/32       1,225          1,225,000
--------------------------------------------------------------------------------------------------------
  Iowa (State of) Higher Education Loan Authority
     (Luther College); Series 2008, VRD Private
     Facility RB (LOC-Harris N.A.)(a)(d)               0.57%     12/01/38       5,500          5,500,000
========================================================================================================
                                                                                               8,725,000
========================================================================================================


KANSAS-0.28%

  Olathe (City of) (YMCA of Greater Kansas City);
     Series 2002 B, VRD Recreational Facilities RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.70%     11/01/18       2,235          2,235,000
--------------------------------------------------------------------------------------------------------
  Shawnee (City of) (Shawnee Village Associates);
     Series 1984, VRD IDR (LOC-JPMorgan Chase
     Bank, N.A.)(a)(d)                                 0.68%     12/01/09       5,045          5,045,000
========================================================================================================
                                                                                               7,280,000
========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
KENTUCKY-1.53%

  Kentucky (State of) Economic Development Finance
     Authority (Baptist Healthcare System, Inc.
     Obligated Group); Series 2009 B-4, VRD
     Hospital RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.62%     08/15/38     $ 9,000     $    9,000,000
--------------------------------------------------------------------------------------------------------
  Kentucky (State of) Rural Water Finance Corp.;
     Series 2009 B-1, Public Construction RN           2.00%     03/01/10       8,500          8,567,699
--------------------------------------------------------------------------------------------------------
  Morehead (City of) (Kentucky League of Cities
     Funding Trust); Series 2004 A, VRD Lease
     Program RB (LOC-U.S. Bank, N.A.)(a)(d)            0.60%     06/01/34       1,102          1,101,500
--------------------------------------------------------------------------------------------------------
  Newport (City of) (Kentucky League of Cities
     Funding Trust); Series 2002, VRD Lease
     Program RB (LOC-U.S. Bank, N.A.)(a)(d)            0.60%     04/01/32      12,670         12,670,000
--------------------------------------------------------------------------------------------------------
  Williamstown (City of) (Kentucky League of
     Cities Funding Trust);
     Series 2008 A, VRD Lease Program RB (LOC-U.S.
     Bank, N.A.)(a)(d)                                 0.60%     07/01/38       3,900          3,900,000
--------------------------------------------------------------------------------------------------------
     Series 2008 B, VRD Lease Program RB (LOC-U.S.
     Bank, N.A.)(a)(d)                                 0.60%     12/01/38       5,000          5,000,000
========================================================================================================
                                                                                              40,239,199
========================================================================================================


LOUISIANA-0.75%

  Denham Springs (City of) Economic Development
     District (Bass Pro Shops); Series 2007 A, VRD
     Sales Tax Increment RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(d)                                 0.67%     01/01/37       5,060          5,060,000
--------------------------------------------------------------------------------------------------------
  Louisiana (State of) Local Government
     Environmental Facilities and Community
     Development Authority (Trinity Episcopal
     School); Series 2003, VRD RB (LOC-SunTrust
     Bank)(a)(d)                                       0.72%     04/01/18       1,770          1,770,000
--------------------------------------------------------------------------------------------------------
  St. James (Parish of) (NuStar Logistics, L.P.);
     Series 2008, VRD RB (LOC-SunTrust
     Bank)(a)(c)(d)                                    0.62%     06/01/38      13,000         13,000,000
========================================================================================================
                                                                                              19,830,000
========================================================================================================


MARYLAND-3.59%

  Baltimore (County of) (Blue Circle Inc.); Series
     1992, Ref. VRD Economic Development RB
     (LOC-BNP Paribas)(a)(d)(e)                        0.63%     12/01/17       3,955          3,955,000
--------------------------------------------------------------------------------------------------------
  Baltimore (County of) (Consolidated Public
     Improvement); Series 2008, Commercial Paper
     BAN                                               0.35%     03/04/09      20,000         20,000,000
--------------------------------------------------------------------------------------------------------
  Baltimore (County of) (Metropolitan District);
     Series 2008, Commercial Paper BAN                 0.55%     04/02/09      19,400         19,400,000
--------------------------------------------------------------------------------------------------------
  Frederick (County of) (Buckingham's Choice Inc.
     Facility); Series 1997 C, VRD Retirement
     Community RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.65%     01/01/27       6,000          6,000,000
--------------------------------------------------------------------------------------------------------
  Howard (County of) (Norbel School Inc.); Series
     2001, VRD Economic Development RB (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.68%     02/01/28       4,785          4,785,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (eMerge, Inc.); Series 2006 A, Ref. VRD RB
     (LOC-PNC Bank)(a)(d)                              0.60%     04/01/22       1,240          1,240,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Archdiocese of
     Baltimore Schools); Series 2007, VRD RB
     (LOC-PNC Bank, N.A.)(a)(d)                        0.60%     07/01/37       1,840          1,840,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Loyola College in
     Maryland, Inc.); Series 2007, VRD RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     12/01/23       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Odenton Christian
     School); Series 2008, VRD RB (LOC-PNC Bank,
     N.A.)(a)(d)                                       0.57%     07/01/33       3,590          3,590,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Pickersgill, Inc.);
     Series 2005 B, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(d)                                  0.57%     01/01/35       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Sheppard Pratt Health
     System, Inc.); Series 2003 B, VRD RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     07/01/28       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (The Barnesville School,
     Inc.); Series 1999, VRD RB (LOC-SunTrust
     Bank)(a)(d)                                       0.82%     09/01/24       1,965          1,965,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Industrial Development
     Financing Authority (Baltimore International
     College Facility); Series 2005, VRD Economic
     Development RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.68%     11/01/30       4,600          4,600,000
--------------------------------------------------------------------------------------------------------
  Montgomery (County of) (Sidwell Friends School
     Issuer); Series 2007, VRD RB (LOC-SunTrust
     Bank)(a)(d)                                       0.62%     04/01/37      12,900         12,900,000
========================================================================================================
                                                                                              94,775,000
========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
MASSACHUSETTS-3.22%

  Boston (City of) Water & Sewer Commission;
     Series 2006 A, Commercial Paper BAN (LOC-Bank
     of America, N.A.)(d)                              0.60%     07/07/09     $ 5,000     $    5,000,000
--------------------------------------------------------------------------------------------------------
  Concord (Town of); Series 2009, Unlimited Tax GO
     BAN                                               1.00%     01/28/10      12,500         12,554,433
--------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Massachusetts (State of)
     Development Finance Agency); Series 2007-0093
     A, VRD COP RB(a)(b)(c)                            0.62%     10/01/35       8,900          8,900,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (Commonwealth of); Series 2008 C,
     Limited Tax GO RAN                                4.00%     05/29/09      18,000         18,077,912
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (Abby Kelley Foster Charter Public
     School); Series 2008, VRD RB (LOC-TD Bank,
     N.A.)(a)(d)                                       0.58%     09/01/38       4,900          4,900,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (Brandon Residential Treatment Center,
     Inc.); Series 2003, VRD RB (LOC-TD Bank,
     N.A.)(a)(d)                                       0.58%     04/01/28       5,895          5,895,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (MassDevelopment CP Program 5 Issue);
     Series 2007, Commercial Paper RN (LOC-TD
     Bank, N.A.)(d)                                    1.00%     04/01/09      18,198         18,198,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Community Health Center
     Capital Fund); Series 1995 A, VRD RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.58%     03/01/15       1,300          1,300,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Harrington Memorial
     Hospital, Inc.); Series 2008 A, VRD RB
     (LOC-TD Bank, N.A.)(a)(d)                         0.62%     07/01/38       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Partners Healthcare
     System); Series 2008 H-1, Commercial Paper RB     0.90%     04/06/09       5,000          5,000,000
========================================================================================================
                                                                                              84,825,345
========================================================================================================


MICHIGAN-2.73%

  Boyne (City of) Public Schools; Series 1999,
     Unlimited Tax GO(f)(g)(h)                         5.75%     05/01/09       1,935          1,946,877
--------------------------------------------------------------------------------------------------------
  Michigan (State of) Hospital Finance Authority
     (Oaklawn Hospital); Series 2006, Ref. VRD RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.71%     11/01/37      35,925         35,925,000
--------------------------------------------------------------------------------------------------------
  Michigan (State of) Housing Development
     Authority (Courtyards of Taylor Apartments);
     Series 2002 A, VRD Limited Obligation MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.65%     08/15/32       1,615          1,615,000
--------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (Evangelical
     Homes of Michigan); Series 2008, VRD Limited
     Obligation RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.61%     05/01/37       9,800          9,800,000
--------------------------------------------------------------------------------------------------------
  Saline (City of) Economic Development Corp.
     (Evangelical Homes of Michigan-Brecon
     Village); Series 1997, VRD Limited Obligation
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)          0.63%     11/01/25       8,400          8,400,000
--------------------------------------------------------------------------------------------------------
  Southfield (City of) Economic Development Corp.
     (Lawrence Technological University);
     Series 2000, VRD Limited Obligation RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.63%     02/01/35       2,905          2,905,000
--------------------------------------------------------------------------------------------------------
     Series 2001, VRD Limited Obligation RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.63%     10/01/31       5,505          5,505,000
--------------------------------------------------------------------------------------------------------
  University of Michigan of Regents; Series 2008
     H, Commercial Paper Notes                         0.30%     04/07/09       6,000          6,000,000
========================================================================================================
                                                                                              72,096,877
========================================================================================================


MINNESOTA-1.22%

  JPMorgan PUTTERs (Minnesota (State of) Public
     Facilities Authority); Series 2002-319, VRD
     Drinking Water RB(a)(b)(c)                        0.60%     03/01/21      13,555         13,555,000
--------------------------------------------------------------------------------------------------------
  Mankato (City of) (Highland Hills of Mankato);
     Series 1997, Ref. VRD MFH RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.65%     05/01/27       1,100          1,100,000
--------------------------------------------------------------------------------------------------------
  Minnesota (State of) Higher Education Facilities
     Authority (Macalester College); Series 2003
     Five-Q, VRD RB(a)                                 0.60%     03/01/33       3,850          3,850,000
--------------------------------------------------------------------------------------------------------
  Minnesota (State of) Higher Education Facilities
     Authority (University of St. Thomas); Series
     2004 Five-Z, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.55%     10/01/29       7,200          7,200,000
--------------------------------------------------------------------------------------------------------
  Minnesota (State of) Rural Water Finance
     Authority; Series 2008, Public Construction
     RN                                                2.75%     06/01/09       6,500          6,511,261
========================================================================================================
                                                                                              32,216,261
========================================================================================================


MISSISSIPPI-2.10%

  Flowood (City of) (Reflection Pointe
     Apartments); Series 2001, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     05/15/31       5,780          5,780,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
MISSISSIPPI-(CONTINUED)

  Jackson (County of); Series 1994, Ref. VRD Water
     System Unlimited Tax GO (CEP-Chevron
     Corp.)(a)                                         0.60%     11/01/24     $11,000     $   11,000,000
--------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Chevron U.S.A. Inc.);
     Series 2007 B, VRD Gulf Opportunity Zone
     IDR(a)                                            0.70%     12/01/30      22,000         22,000,000
--------------------------------------------------------------------------------------------------------
     Series 2007 C, VRD Gulf Opportunity Zone
     IDR(a)                                            0.65%     12/01/30      16,500         16,500,000
========================================================================================================
                                                                                              55,280,000
========================================================================================================


MISSOURI-4.29%

  Hannibal (City of) Industrial Development
     Authority (Hannibal Regional Hospital);
     Series 2007, VRD Health Facilities RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.69%     08/01/27       8,000          8,000,000
--------------------------------------------------------------------------------------------------------
  Independence (City of) Industrial Development
     Authority (The Groves and Graceland College
     Nursing Arts Center); Series 1997 A, VRD IDR
     (LOC-Bank of America, N.A.)(a)(d)                 0.65%     11/01/27      12,340         12,340,000
--------------------------------------------------------------------------------------------------------
  Kansas City (City of) Industrial Development
     Authority (Bethesda Living Centers); Series
     2001 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.57%     08/01/31       8,750          8,750,000
--------------------------------------------------------------------------------------------------------
  Kansas City (City of) Industrial Development
     Authority (Gatehouse Apartments); Series
     2001, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.62%     11/15/26       1,650          1,650,000
--------------------------------------------------------------------------------------------------------
  Missouri (State of) Development Finance Board
     (Center of Creative Arts Project); Series
     2004, VRD Cultural Facilities RB (LOC-PNC
     Bank, N.A.)(a)(d)                                 0.60%     07/01/24       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Academie Lafayette);
     Series 2003, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.70%     02/01/28       1,340          1,340,000
--------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Lutheran Church
     Extension Fund- Missouri Synod Loan Program);
     Series 2004 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.75%     07/01/29       7,945          7,945,000
--------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Southwest Baptist
     University); Series 2003, VRD RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.65%     10/01/33       2,700          2,700,000
--------------------------------------------------------------------------------------------------------
  North Kansas City (City of) (North Kansas City
     Hospital); Series 2008, VRD Hospital RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.65%     11/01/33      27,810         27,810,000
--------------------------------------------------------------------------------------------------------
  Springfield (City of) Industrial Development
     Authority (Pebblecreek Apartments); Series
     1994, Ref. VRD MFH RB (CEP-Federal Home Loan
     Bank of Des Moines)(a)                            0.68%     12/01/19       3,520          3,520,000
--------------------------------------------------------------------------------------------------------
  St. Charles (County of) Industrial Development
     Authority (Sun River Village Apartments);
     Series 1985, VRD IDR (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.66%     12/01/27      12,500         12,500,000
--------------------------------------------------------------------------------------------------------
  St. Charles (County of) Industrial Development
     Authority (Westchester Village Apartments);
     Series 2006, Ref. VRD MFH RB (CEP-Federal
     National Mortgage Association)(a)                 0.66%     04/15/27       5,600          5,600,000
--------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Schnuck Markets, Inc. Kirkwood);
     Series 1985, VRD IDR (LOC-U.S. Bank,
     N.A.)(a)(c)(d)                                    0.77%     12/01/15       3,950          3,950,000
--------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Sugar Pines Apartments); Series
     2006, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.66%     04/15/27       9,170          9,170,000
--------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Westport Station Apartments);
     Series 2006, Ref. VRD MFH RB (CEP-Federal
     National Mortgage Association)(a)                 0.66%     04/15/27       4,970          4,970,000
--------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Whitfield School Inc.); Series
     2004 B, Ref. VRD Educational Facilities RB
     (LOC-U.S. Bank, N.A.)(a)(d)                       0.70%     06/15/24       1,920          1,920,000
========================================================================================================
                                                                                             113,165,000
========================================================================================================


MONTANA-0.35%

  Forsyth (City of) (Pacificorp); Series 1988,
     Ref. Customized Purchase PCR (LOC-BNP
     Paribas)(a)(d)(e)                                 0.75%     01/01/18       1,625          1,625,000
--------------------------------------------------------------------------------------------------------
  Helena (City of) (Carroll College); Series 2002,
     VRD Higher Education RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.55%     10/01/32       7,630          7,630,000
========================================================================================================
                                                                                               9,255,000
========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
NEBRASKA-0.49%

  Douglas (County of) Hospital Authority No. 2
     (Children's Hospital Obligated Group); Series
     2008 A, Ref. VRD Health Facilities RB
     (LOC-U.S. Bank, N.A.)(a)(d)                       0.65%     08/15/32     $ 5,000     $    5,000,000
--------------------------------------------------------------------------------------------------------
  Lancaster (County of) Hospital Authority No. 1
     (BryanLGH Medical Center); Series 2008 B-1,
     Ref. VRD RB (LOC-U.S. Bank, N.A.)(a)(d)           0.65%     06/01/31       7,895          7,895,000
========================================================================================================
                                                                                              12,895,000
========================================================================================================


NEVADA-0.86%

  Nevada (State of) Department of Business &
     Industry (Nevada Cancer Institute); Series
     2003, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.65%     12/01/33      22,550         22,550,000
========================================================================================================


NEW HAMPSHIRE-0.67%

  New Hampshire (State of) Business Finance
     Authority (Alice Peck Day Health Systems
     Obligated Group); Series 2007 A, VRD RB
     (LOC-TD Bank, N.A.)(a)(d)                         0.61%     10/01/36       9,350          9,350,000
--------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Moore Center); Series
     2007, VRD RB (LOC-TD Bank, N.A.)(a)(d)            0.60%     09/01/37       4,240          4,240,000
--------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Riverbend Community
     Mental Health, Inc.); Series 2008, VRD RB
     (LOC-TD Bank, N.A.)(a)(d)                         0.60%     07/01/38       4,100          4,100,000
========================================================================================================
                                                                                              17,690,000
========================================================================================================


NEW JERSEY-0.59%

  Reset Option Ctfs. Trust II-R (New Jersey (State
     of) Transportation Trust Fund Authority);
     Series 11282, VRD RB(a)(b)(c)                     0.72%     12/15/32      15,475         15,475,000
========================================================================================================


NEW MEXICO-0.22%

  New Mexico (State of) Finance Authority; Series
     2008 B-1, Ref. Sub Lien VRD RB (LOC-State
     Street Bank & Trust Co.)(a)(d)                    0.53%     12/15/26       3,800          3,800,000
--------------------------------------------------------------------------------------------------------
  New Mexico (State of); Series 2007, Unlimited
     Tax Capital Projects GO                           5.00%     03/01/09       2,010          2,010,109
========================================================================================================
                                                                                               5,810,109
========================================================================================================


NEW YORK-0.31%

  New York (State of) Thruway Authority (Highway &
     Bridge Trust Fund); Series 1999 B,
     RB(f)(g)(h)                                       5.00%     04/01/09       7,000          7,087,760
--------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (New York (City
     of) Trust for Cultural Resources); Series
     11557, VRD RB(a)(b)(c)                            0.74%     07/01/31       1,000          1,000,000
========================================================================================================
                                                                                               8,087,760
========================================================================================================


NORTH CAROLINA-5.19%

  Charlotte (City of) Housing Authority (Oak Park
     Apartments); Series 2005, VRD MFH RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.60%     09/01/35       7,625          7,625,000
--------------------------------------------------------------------------------------------------------
  Charlotte (City of) Housing Authority
     (Stonehaven East Apartments); Series 2005,
     VRD MFH RB (LOC-Wells Fargo Bank, N.A.)(a)(d)     0.60%     09/01/35       9,195          9,195,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Barton College); Series 2004,
     VRD Educational Facilities RB (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.68%     07/01/19       4,440          4,440,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Cannon School, Inc.); Series
     2002, VRD Educational Facilities RB
     (LOC-SunTrust Bank)(a)(d)                         0.61%     06/01/25       3,340          3,340,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Canterbury School); Series
     2002, VRD Educational Facilities RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     08/01/22       1,125          1,125,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Guilford College); Series
     2005 B, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.68%     09/01/35       6,900          6,900,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (High Point University);
     Series 2008, VRD Educational Facilities RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     05/01/30       4,500          4,500,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The Hill Center); Series
     2008, VRD Educational Facilities RB
     (LOC-SunTrust Bank)(a)(d)                         0.67%     07/01/28       5,000          5,000,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

  North Carolina (State of) Capital Facilities
     Finance Agency (The O'Neal School); Series
     2007, VRD Educational Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.68%     09/01/29     $ 2,500     $    2,500,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The Summit School, Inc.);
     Series 2008, VRD Educational Facilities RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     06/01/33       5,200          5,200,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Cardinal Gibbons High
     School); Series 1999, VRD RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.67%     08/01/14       3,580          3,580,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Elon College); Series 1997,
     VRD RB (LOC-Bank of America, N.A.)(a)(d)          0.65%     01/01/19       4,180          4,180,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Queens College); Series 1999
     A, VRD RB (LOC-Bank of America, N.A.)(a)(d)       0.65%     03/01/19       2,900          2,900,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Roman Catholic Diocese of
     Charlotte, North Carolina); Series 2000, VRD
     RB (LOC-Wells Fargo Bank, N.A.)(a)(d)             0.61%     06/01/17       4,995          4,995,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Housing Finance Agency
     (Appalachian Student Housing Corp.); Series
     2000 A-1, VRD Student Housing RB (LOC-Wells
     Fargo Bank, N.A.)(a)(d)                           0.68%     07/01/31       1,505          1,505,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Housing Finance Agency
     (The Masonic Home for Children at Oxford);
     Series 2002, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.68%     08/01/23       1,470          1,470,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Deerfield Episcopal Retirement
     Community); Series 2008 B, VRD Health Care
     Facilities First Mortgage RB (LOC-Branch
     Banking &Trust Co.)(a)(d)                         0.68%     11/01/14       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Lower Cape Fear Hospice, Inc.);
     Series 2007, VRD Health Care Facilities RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     11/01/27       2,000          2,000,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (North Carolina Baptist Hospital);
     Series 2009 B, Ref. VRD RB(a)                     0.60%     06/01/34       5,700          5,700,000
--------------------------------------------------------------------------------------------------------
     Series 2009 C, Ref. VRD RB(a)                     0.60%     06/01/34       5,700          5,700,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Person Memorial Hospital); Series
     2005, VRD Health Care Facilities RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     01/01/35      13,890         13,890,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (University Health Systems of
     Eastern Carolina); Series 2008 B-2, Ref. VRD
     Health Care Facilities RB (LOC-Branch Banking
     & Trust Co.)(a)(d)                                0.64%     12/01/36       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Westcare Health System Obligated
     Group); Series 2002 A, VRD Hospital RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     09/01/22       8,900          8,900,000
--------------------------------------------------------------------------------------------------------
  University of North Carolina at Chapel Hill
     Board of Governors;
     Series 2006 A, Commercial Paper Bonds             0.70%     03/06/09       4,500          4,500,000
--------------------------------------------------------------------------------------------------------
     Series 2006 A, Commercial Paper Bonds             0.75%     04/03/09      11,600         11,600,000
--------------------------------------------------------------------------------------------------------
  Wake (County of) Industrial Facilities &
     Pollution Control Finance Agency (Wake
     Enterprises, Inc.); Series 2009, VRD Capital
     Facilities RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.58%     02/01/34       3,500          3,500,000
--------------------------------------------------------------------------------------------------------
  Wake (County of); Series 2008, Unlimited Tax GO
     BAN                                               3.50%     10/15/09       2,500          2,527,639
========================================================================================================
                                                                                             136,772,639
========================================================================================================


NORTH DAKOTA-0.10%

  Fargo (City of) (Case Oil Co.); Series 1984, VRD
     Commercial Development RB (LOC-U.S. Bank
     N.A.)(a)(d)                                       0.77%     12/01/14       2,655          2,655,000
========================================================================================================


OHIO-3.72%

  Beavercreek (City of) City School District;
     Series 2009, School Improvement Unlimited Tax
     GO BAN                                            2.00%     08/18/09       8,350          8,402,757
--------------------------------------------------------------------------------------------------------
  Butler (County of) (CCAO Low Cost Capital Pooled
     Financing Program); Sr. Series 2005 A, VRD
     Capital Funding RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.60%     06/01/35       3,015          3,015,000
--------------------------------------------------------------------------------------------------------
  Cleveland (City of) Municipal School District;
     Series 2008, School Improvement Unlimited Tax
     GO BAN                                            2.50%     09/30/09      12,500         12,597,827
--------------------------------------------------------------------------------------------------------
  Columbus (City of) City School District; Series
     2009 A, School Facilities Construction &
     Improvement Unlimited Tax GO BAN                  2.00%     08/13/09       8,500          8,550,166
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

  Columbus (City of) Regional Airport Authority
     (OASBO Expanded Asset Pooled Financing
     Program);
     Sr. Series 2004 A, VRD Capital Funding RB
       (LOC-U.S. Bank, N.A.)(a)(d)                     0.60%     03/01/34     $ 5,360     $    5,360,000
--------------------------------------------------------------------------------------------------------
     Sr. Series 2005, VRD Capital Funding RB
       (LOC-U.S. Bank, N.A.)(a)(d)                     0.60%     07/01/35       6,320          6,320,000
--------------------------------------------------------------------------------------------------------
  Dublin (City of) City School District; Series
     2009, School Construction Unlimited Tax GO
     BAN                                               2.00%     10/15/09       2,700          2,722,710
--------------------------------------------------------------------------------------------------------
  Hamilton (County of) (Drake Center, Inc.);
     Series 1999 A, VRD Hospital Facilities RB
     (LOC-U.S. Bank, N.A.)(a)(d)                       0.60%     06/01/19       5,700          5,700,000
--------------------------------------------------------------------------------------------------------
  Lake (County of) (Lake Hospital System, Inc.);
     Series 2002, VRD Hospital Facilities RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.78%     12/01/32       8,930          8,930,000
--------------------------------------------------------------------------------------------------------
  Lorain (County of) (EMH Regional Medical
     Center); Series 2008, Ref. VRD Hospital
     Facilities RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.65%     11/01/21       4,900          4,900,000
--------------------------------------------------------------------------------------------------------
  Lorain (County of) Port Authority (St. Ignatius
     High School); Series 2008, VRD Educational
     Facilities RB (LOC-U.S. Bank, N.A.)(a)(d)         0.61%     08/02/38       2,250          2,250,000
--------------------------------------------------------------------------------------------------------
  Lucas (County of) (ProMedica Healthcare System);
     Series 2008 B, VRD Hospital RB (LOC-UBS
     AG)(a)(d)(e)                                      0.72%     11/15/40       1,955          1,955,000
--------------------------------------------------------------------------------------------------------
  Marion (County of) (Pooled Lease Program);
     Series 1990, VRD Hospital Improvement RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.68%     08/01/20       1,125          1,125,000
--------------------------------------------------------------------------------------------------------
  Montgomery (County of) (The Dayton Art
     Institute); Series 1996, VRD Economic
     Development RB (LOC-U.S. Bank, N.A.)(a)(d)        0.60%     05/01/26       4,300          4,300,000
--------------------------------------------------------------------------------------------------------
  Ohio (State of) (Goodwill Industries of the
     Miami Valley); Series 2003, VRD Economic
     Development RB (LOC-PNC Bank, N.A.)(a)(d)         0.60%     06/01/23       7,320          7,320,000
--------------------------------------------------------------------------------------------------------
  Richland (County of) (Wesleyan Senior Living
     Obligated Group); Series 2004 A, Ref. VRD
     Health Care Facilities RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(d)                                 0.60%     11/01/27      14,630         14,630,000
========================================================================================================
                                                                                              98,078,460
========================================================================================================


OKLAHOMA-1.05%

  Oklahoma (County of) Finance Authority (Oxford
     Oaks, Watersedge & Gardens at Reding
     Apartments); Series 2000, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.64%     07/15/30       8,650          8,650,000
--------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Development Finance
     Authority (Capitol Dome); Series 2001, VRD RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.77%     06/01/11       1,360          1,360,000
--------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Water Resources Board;
     Series 1994 A, VRD State Loan Program
     RB(a)(g)                                          1.65%     09/01/23      12,655         12,655,000
--------------------------------------------------------------------------------------------------------
     Series 1995, VRD State Loan Program RB(a)         1.65%     09/01/24       5,060          5,060,000
========================================================================================================
                                                                                              27,725,000
========================================================================================================


OREGON-0.77%

  Oregon (State of); Series 2008 A, Full Faith &
     Credit Unlimited Tax GO TAN                       3.00%     06/30/09      10,000         10,042,350
--------------------------------------------------------------------------------------------------------
  Portland (City of) (South Park Block); Series
     1988 A, Ref. VRD MFH RB (LOC-Harris
     N.A.)(a)(d)                                       0.65%     12/01/11      10,250         10,250,000
========================================================================================================
                                                                                              20,292,350
========================================================================================================


PENNSYLVANIA-6.24%

  Allegheny (County of) Hospital Development
     Authority (Central Blood Bank); Series 1992,
     VRD Health Facilities RB (LOC-PNC Bank,
     N.A.)(a)(d)                                       0.60%     12/01/10       1,225          1,225,000
--------------------------------------------------------------------------------------------------------
  Allegheny (County of) Hospital Development
     Authority (UPMC Senior Communities, Inc.);
     Series 2003, VRD RB (CEP-Federal National
     Mortgage Association)(a)                          0.62%     07/15/28       1,900          1,900,000
--------------------------------------------------------------------------------------------------------
  Benzinger (Township of) Hospital Authority (Elk
     Regional Health System); Series 2000, VRD RB
     (LOC-PNC Bank, N.A.)(a)(d)                        0.60%     12/01/30       1,040          1,040,000
--------------------------------------------------------------------------------------------------------
  Berks (County of) Industrial Development
     Authority (CHF-Kutztown, LLC Project
     Servicing Kutztown University of
     Pennsylvania); Series 2007 A, VRD Student
     Housing RB (LOC-Citibank N.A.)(a)(d)              0.60%     07/01/37      10,675         10,675,000
--------------------------------------------------------------------------------------------------------
  Butler (County of) Industrial Development
     Authority (Concordia Lutheran Ministries);
     Series 2004 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.57%     05/01/34       6,540          6,540,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

  Chester (County of) Industrial Development
     Authority (Archdiocese of Philadelphia);
     Series 2001, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.65%     07/01/31     $42,100     $   42,100,000
--------------------------------------------------------------------------------------------------------
  Erie (City of) Higher Education Building
     Authority (Gannon University); Series 1998 F,
     VRD University RB (LOC-PNC Bank, N.A.)(a)(d)      0.60%     07/01/13       1,800          1,800,000
--------------------------------------------------------------------------------------------------------
  Erie (County of) Hospital Authority (Hamot
     Health Foundation); Series 2008, VRD RB
     (LOC-PNC Bank, N.A.)(a)(d)                        0.55%     05/15/20       2,210          2,210,000
--------------------------------------------------------------------------------------------------------
  Haverford (Township of) School District; Series
     2009, Limited Tax GO (LOC-TD Bank,
     N.A.)(a)(d)                                       0.58%     03/01/30       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  Lebanon (County of) Health Facilities Authority
     (E.C.C. Retirement Village); Series 2000, VRD
     RB (LOC-PNC Bank, N.A.)(a)(d)                     0.65%     10/15/25       9,315          9,315,000
--------------------------------------------------------------------------------------------------------
  Lower Merion (Township of) School District
     (Capital Project Series);
     Series 2009 A, VRD Limited Tax GO (LOC-State
     Street Bank & Trust Co.)(a)(d)                    0.55%     04/01/27       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
     Series 2009 B, VRD Limited Tax GO (LOC-U.S.
     Bank, N.A.)(a)(d)                                 0.55%     04/01/27       4,000          4,000,000
--------------------------------------------------------------------------------------------------------
  Luzerne (County of) Industrial Development
     Authority (Methodist Homes for the Aging of
     the Wyoming Conference); Series 2003, VRD RB
     (LOC-Bank of New York)(a)(d)                      0.62%     02/01/29       2,700          2,700,000
--------------------------------------------------------------------------------------------------------
  Luzerne (County of) Industrial Development
     Authority; Series 2005, VRD Gtd. Lease RB
     (LOC-PNC Bank, N.A.)(a)(d)                        0.60%     11/01/26       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Luzerne (County of); Series 2004, VRD Unlimited
     Tax GO (LOC-PNC Bank, N.A.)(a)(d)                 0.60%     11/01/14       2,185          2,185,000
--------------------------------------------------------------------------------------------------------
  Montgomery (County of) Redevelopment Authority
     (Forge Gate Apartments); Series 2001 A, VRD
     MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     08/15/31       2,225          2,225,000
--------------------------------------------------------------------------------------------------------
  Moon (Township of) Industrial Development
     Authority (Providence Point); Series 2007,
     VRD First Mortgage RB (LOC-Lloyds TSB Bank
     PLC)(a)(d)(e)                                     0.67%     07/01/38      31,165         31,165,000
--------------------------------------------------------------------------------------------------------
  New Castle Area School District; Series 2003 B,
     Unlimited Tax GO(f)(g)(h)                         4.75%     03/01/09       2,400          2,400,133
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Dr. Gertrude A. Barber
     Center, Inc.); Series 2002, VRD RB (LOC-PNC
     Bank, N.A.)(a)(d)                                 0.60%     12/01/31       2,230          2,230,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Mercy Health System of
     Southeastern Pennsylvania); Series 1999 E-1,
     VRD RB (LOC-PNC Bank, N.A.)(a)(d)                 0.60%     09/01/19       1,200          1,200,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Pennsylvania Treasury
     Department Hospital Enhancement Loan Program-
     J.C. Blair Memorial Hospital); Series 2007 A-
     1, VRD Hospital RB (LOC-PNC Bank, N.A.)(a)(d)     0.60%     03/01/19       2,070          2,070,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Kings
     College); Series 2003 L-2, VRD RB (LOC-PNC
     Bank, N.A.)(a)(d)                                 0.60%     05/01/18       1,115          1,115,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Rosemont
     College); Series 2004 O, VRD RB (LOC-Wells
     Fargo Bank, N.A.)(a)(d)                           0.62%     11/01/34       5,500          5,500,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Washington &
     Jefferson College); Series 1999 E-5, VRD RB
     (LOC-PNC Bank, N.A.)(a)(d)                        0.60%     11/01/29       5,300          5,300,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-The Waynesburg
     College); Series 2004 N-2, VRD RB (LOC-PNC
     Bank, N.A.)(a)(d)                                 0.60%     05/01/34       1,500          1,500,000
--------------------------------------------------------------------------------------------------------
  Westmoreland (County of) Industrial Development
     Authority (Excela Health);
     Series 2005 C, VRD Health System RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.60%     07/01/27       7,915          7,915,000
--------------------------------------------------------------------------------------------------------
     Series 2005 E, VRD Health System RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.60%     07/01/22       7,100          7,100,000
========================================================================================================
                                                                                             164,410,133
========================================================================================================


RHODE ISLAND-0.09%

  Providence (City of) Housing Authority
     (Cathedral Square Apartments I); Series 2000
     A, VRD MFH RB (LOC-Bank of America,
     N.A.)(a)(c)(d)                                    0.75%     09/01/30       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Rhode Island (State of) Health & Educational
     Building Corp. (St. Andrew's School); Series
     1999, VRD RB (LOC-U.S. Bank, N.A.)(a)(d)          0.66%     12/01/29       1,375          1,375,000
========================================================================================================
                                                                                               2,375,000
========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
SOUTH CAROLINA-2.84%

  Charleston (County of) School District; Series
     2008, Unlimited Tax GO                            4.00%     03/01/09     $34,000     $   34,000,959
--------------------------------------------------------------------------------------------------------
  Clemson University; Series 2000, RB(f)(g)(h)         6.25%     05/01/09       1,250          1,274,636
--------------------------------------------------------------------------------------------------------
  Oconee (County of) (Duke Power Co.); Series
     1993, Ref. VRD Facilities PCR (LOC-SunTrust
     Bank)(a)(d)                                       0.62%     02/01/17       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Nonprofit Institutions
     of Higher Learning (Newberry College); Series
     2008, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.68%     06/01/35       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Housing Finance &
     Development Authority (Runaway Bay
     Apartments); Series 2005, Ref. VRD MFH Rental
     RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     11/15/35       7,465          7,465,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Carolina Children's
     Home); Series 2003, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.68%     03/01/23       1,800          1,800,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (John Ancrum Society
     for Prevention of Cruelty to Animals); Series
     2007, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.65%     08/01/27       4,400          4,400,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Oconee Memorial
     Hospital, Inc.); Series 2006 B, VRD Hospital
     RB (LOC-Wells Fargo Bank, N.A.)(a)(d)             0.60%     10/01/36       9,000          9,000,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Porter-Gaud School);
     Series 2008, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.61%     12/01/33      12,000         12,000,000
========================================================================================================
                                                                                              74,940,595
========================================================================================================


SOUTH DAKOTA-0.36%

  South Dakota (State of) Health & Educational
     Facilities Authority (Regional Health, Inc.);
     Series 2008, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.65%     09/01/27       8,500          8,500,000
--------------------------------------------------------------------------------------------------------
  South Dakota (State of) Housing Development
     Authority (Country Meadows Apartments);
     Series 2009, VRD MFH RB (CEP-Federal Home
     Loan Mortgage Corp.)(a)                           0.62%     01/01/44       1,000          1,000,000
========================================================================================================
                                                                                               9,500,000
========================================================================================================


TENNESSEE-2.09%

  Blount (County of) Public Building Authority
     (Local Government Public Improvement); Series
     2009 E-7-A, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(d)                                  0.68%     06/01/39       5,500          5,500,000
--------------------------------------------------------------------------------------------------------
  Chattanooga (City of) Health, Educational &
     Housing Facility Board (Windridge
     Apartments); Series 2003 A, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     05/15/33       3,175          3,175,000
--------------------------------------------------------------------------------------------------------
  Hendersonville (City of) Industrial Development
     Board (Pope John Paul II High School, Inc.);
     Series 2000, VRD Educational Facilities RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     12/01/20       2,700          2,700,000
--------------------------------------------------------------------------------------------------------
  Jackson (City of) Health, Educational & Housing
     Facility Board (Post House Jackson
     Apartments); Series 2002, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     10/15/32       3,870          3,870,000
--------------------------------------------------------------------------------------------------------
  Loudon (City of) Industrial Development Board
     (A.E. Staley Manufacturing Company, Inc.);
     Series 1991, Ref. VRD PCR (LOC-Citibank
     N.A.)(a)(c)(d)                                    0.61%     06/01/23       8,100          8,100,000
--------------------------------------------------------------------------------------------------------
  Memphis (City of) & Shelby (County of)
     Industrial Development Board (UT Medical
     Group, Inc.); Series 1999, VRD IDR
     (LOC-SunTrust Bank)(a)(d)                         0.82%     03/01/24       5,555          5,555,000
--------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (Hickory Trace Apartments);
     Series 2003, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                      0.63%     03/01/33       4,750          4,750,000
--------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (Lipscomb University);
     Series 2003, Ref. VRD Educational Facilities
     RB (LOC-SunTrust Bank)(a)(d)                      0.62%     02/01/23       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
     Series 2006, VRD RB (LOC-SunTrust Bank)(a)(d)     0.62%     11/01/28       1,150          1,150,000
--------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (Summit Apartments); Series
     2006, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.62%     07/15/36       6,825          6,825,000
--------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (The Park at Hermitage);
     Series 2004, Ref. VRD MFH RB (CEP-Federal
     National Mortgage Association)(a)                 0.62%     02/15/34       1,945          1,945,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

  Shelby (County of) Health, Educational & Housing
     Facility Board (Memphis University School);
     Series 2006, VRD RB (LOC-SunTrust Bank)(a)(d)     0.82%     07/01/26     $ 3,300     $    3,300,000
--------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Trezevant Manor); Series 2007
     A, VRD RB (LOC-Bank of America, N.A.)(a)(d)       0.67%     09/01/39       7,225          7,225,000
========================================================================================================
                                                                                              55,095,000
========================================================================================================


TEXAS-11.99%

  Arlington (City of);
     Series 2005 A, GO Commercial Paper Notes          1.25%     03/10/09      11,000         11,000,000
--------------------------------------------------------------------------------------------------------
     Series 2005 A, GO Commercial Paper Notes          0.75%     04/06/09       9,000          9,000,000
--------------------------------------------------------------------------------------------------------
  Austin (City of) Housing Finance Corp. (Stassney
     Woods Apartments); Series 2004, Ref. VRD MFH
     RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     10/15/32       3,350          3,350,000
--------------------------------------------------------------------------------------------------------
  Bexar (County of) Housing Finance Corp.
     (Northwest Trails Apartments); Series 2004,
     Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.62%     12/15/34       3,130          3,130,000
--------------------------------------------------------------------------------------------------------
  Crawford (City of) Education Facilities Corp.
     (Prince of Peace Christian School);
     Series 2005, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.57%     07/01/28       5,500          5,500,000
--------------------------------------------------------------------------------------------------------
     Series 2005, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.57%     05/01/30       5,375          5,375,000
--------------------------------------------------------------------------------------------------------
  Cypress-Fairbank Independent School District;
     Series 2008, TAN                                  3.00%     06/25/09       5,000          5,021,417
--------------------------------------------------------------------------------------------------------
  De Soto (City of) Industrial Development
     Authority (National Service Industries,
     Inc.); Series 1991, Ref. VRD IDR (LOC-Wells
     Fargo Bank, N.A.)(a)(c)(d)                        0.68%     09/01/18       3,140          3,140,000
--------------------------------------------------------------------------------------------------------
  Garland (City of); Series 2008, GO Commercial
     Paper Notes                                       0.70%     07/07/09       8,200          8,200,000
--------------------------------------------------------------------------------------------------------
  Gulf Coast Industrial Development Authority
     (Petrounited Terminals, Inc.); Series 1989,
     Ref. VRD IDR (LOC-BNP Paribas)(a)(c)(d)(e)        0.63%     11/01/19       5,600          5,600,000
--------------------------------------------------------------------------------------------------------
  Harris (County of) Health Facilities Development
     Corp. (Texas Children's Hospital); Series
     2008-3, Ref. VRD Hospital RB(a)                   2.10%     10/01/41      24,865         24,865,000
--------------------------------------------------------------------------------------------------------
  Hockley (County of) Industrial Development Corp.
     (Amoco Corp.);
     Series 1983, VRD PCR(a)(e)                        1.70%     03/01/14      30,000         30,000,054
--------------------------------------------------------------------------------------------------------
     Series 1985, VRD PCR(a)(e)                        2.70%     11/01/19       9,000          9,000,000
--------------------------------------------------------------------------------------------------------
  Mesquite (City of) Independent School District;
     Series 2003 A, VRD School Building Unlimited
     Tax GO (CEP-Texas Permanent School Fund)(a)       0.61%     08/01/29      10,670         10,670,000
--------------------------------------------------------------------------------------------------------
  Morgan Stanley & Co. Inc. Trust Floater Ctfs.
     (North East Independent School District);
     Series 2006-1668, Ref. VRD Unlimited Tax
     GO(a)(b)(c)                                       0.67%     02/01/27      14,725         14,725,000
--------------------------------------------------------------------------------------------------------
  Northwest Independent School District; Series
     2006, VRD School Building Unlimited Tax GO
     (CEP-Texas Permanent School Fund)(a)              0.61%     02/15/31      10,560         10,560,000
--------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Houston (City
     of)); Series 12022, Sub. Lien VRD Airport
     System RB(a)(b)(c)                                0.67%     07/01/28      17,235         17,235,000
--------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Northwest
     Independent School District); Series 11220,
     VRD Unlimited Tax School Building GO(a)(b)(c)     0.68%     02/15/27       3,585          3,585,000
--------------------------------------------------------------------------------------------------------
  San Antonio (City of); Series 2008, Ref. Sub.
     Lien VRD Hotel Occupancy Tax RB (LOC-Wells
     Fargo Bank, N.A.)(a)(d)                           0.58%     08/15/34       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
  San Gabriel (City of) Health Facilities
     Development Corp. (YMCA of Greater Williamson
     County); Series 2005, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(d)                           0.63%     04/01/26       4,915          4,915,000
--------------------------------------------------------------------------------------------------------
  Tarrant (County of) Housing Finance Corp.
     (Sierra Springs Apartments); Series 1999,
     Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.67%     02/15/27       7,760          7,760,000
--------------------------------------------------------------------------------------------------------
  Texas (State of) Department of Housing &
     Community Affairs (NHP Foundation-Asmara
     Affordable Housing Inc.); Series 2003, Ref.
     VRD MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(a)                                         0.58%     07/01/33       6,180          6,180,000
--------------------------------------------------------------------------------------------------------
  Texas (State of) Public Finance Authority;
     Series 2002 A, GO Commercial Paper Notes          0.55%     06/23/09       6,500          6,500,000
--------------------------------------------------------------------------------------------------------
  Texas (State of) Small Business Industrial
     Development Corp. (Texas Public Facilities
     Capital Access Program); Series 1986, VRD RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.63%     07/01/26       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Texas (State of); Series 2008, TRAN                  3.00%     08/28/09      41,500         41,778,443
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

  Texas A&M University System Board of Regents;
     Series 1999, Financing System RB(f)(g)(h)         5.55%     05/15/09     $ 7,600     $    7,655,075
--------------------------------------------------------------------------------------------------------
  Travis (County of) Housing Finance Corp. (Travis
     Station Apartments); Series 2004 A, Ref. VRD
     MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     02/15/34       1,075          1,075,000
--------------------------------------------------------------------------------------------------------
  Travis (County of); Series 2008, Limited Tax GO
     Ctfs.                                             3.25%     03/01/10       2,000          2,049,997
--------------------------------------------------------------------------------------------------------
  University of Texas System Board of Regents
     (Revenue Financing System);
     Series 2002 A, Commercial Paper Notes             0.25%     04/06/09       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
     Series 2002 A, Commercial Paper Notes             0.45%     04/06/09      10,000         10,000,000
--------------------------------------------------------------------------------------------------------
  Upper Trinity Regional Water District; Series
     2008 A, Commercial Paper Regional Treated
     Water Supply System RN (LOC-Bank of America,
     N.A.)(d)                                          1.50%     05/06/09      15,550         15,550,000
--------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Comal (County of) Independent
     School District); Series 2008 K-10, VRD
     Unlimited Tax GO(a)(b)(c)                         0.65%     02/01/26       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (University of Texas System
     Board of Regents); Series 2007-C82, Ref. VRD
     RB(a)(b)(c)                                       0.65%     07/01/21      10,665         10,665,000
========================================================================================================
                                                                                             316,084,986
========================================================================================================


UTAH-0.07%

  Duchesne School District Municipal Building
     Authority; Series 2005, VRD Lease RB
     (LOC-U.S. Bank, N.A.)(a)(d)                       0.63%     06/01/21       1,800          1,800,000
========================================================================================================


VERMONT-0.22%

  Vermont (State of) Economic Development
     Authority (Wake Robin Corp.); Series 1999 B,
     Mortgage RB(f)(g)(h)                              6.75%     03/01/09       5,720          5,834,809
========================================================================================================


VIRGINIA-3.60%

  Albemarle (County of) Industrial Development
     Authority (Jefferson Scholars Foundation);
     Series 2007, VRD RB (LOC-SunTrust Bank)(a)(d)     0.62%     10/01/37       2,000          2,000,000
--------------------------------------------------------------------------------------------------------
  Albemarle (County of) Industrial Development
     Authority (Thomas Jefferson Foundation,
     Inc.);
     Series 2004, VRD RB (LOC-SunTrust Bank)(a)(d)     0.62%     10/01/29         940            940,000
--------------------------------------------------------------------------------------------------------
     Series 2007, VRD RB (LOC-SunTrust Bank)(a)(d)     0.62%     06/01/37       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  Arlington (County of) (Ballston Public Parking);
     Series 1984, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.63%     08/01/17       3,725          3,725,000
--------------------------------------------------------------------------------------------------------
  Arlington (County of) Industrial Development
     Authority (Woodbury Park Apartments); Series
     2005 A, Ref. VRD MFH RB (CEP-Federal Home
     Loan Mortgage Corp.)(a)                           0.62%     03/01/35      12,935         12,935,000
--------------------------------------------------------------------------------------------------------
  Charlottesville (City of) Industrial Development
     Authority (Seminole Square Shopping Center);
     Series 1993 B, Ref. VRD IDR (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.65%     12/01/13       1,010          1,010,000
--------------------------------------------------------------------------------------------------------
  Chesapeake (City of) Hospital Authority
     (Chesapeake General Hospital); Series 2001 B,
     VRD RB (LOC-SunTrust Bank)(a)(d)                  0.62%     07/01/31       1,500          1,500,000
--------------------------------------------------------------------------------------------------------
  Chesterfield (County of) Health Center
     Commission (Lucy Corr Village); Series 2008
     B, VRD Residential Care Facility First
     Mortgage RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.68%     12/01/12       3,100          3,100,000
--------------------------------------------------------------------------------------------------------
  Fairfax (County of) Economic Development
     Authority (Capital Hospice); Series 2009, VRD
     Health Care Facilities RB (LOC-Branch Banking
     & Trust Co.)(a)(d)                                0.68%     01/01/34       6,050          6,050,000
--------------------------------------------------------------------------------------------------------
  Fairfax (County of) Economic Development
     Authority (Vienna II Metrorail Station);
     First Series 1999, Parking RB(f)(g)(h)            6.00%     09/01/09       1,650          1,728,526
--------------------------------------------------------------------------------------------------------
     First Series 1999, Parking RB(f)(g)(h)            6.00%     09/01/09       1,750          1,833,285
--------------------------------------------------------------------------------------------------------
  Fairfax (County of) Industrial Development
     Authority (Inova Health System); Series 2008
     C-1, Ref. VRD Health Care RB(a)                   1.60%     04/15/35      25,000         25,000,000
--------------------------------------------------------------------------------------------------------
  Hanover (County of) Economic Development
     Authority (Bon Secours Health System, Inc.);
     Series 2008 D-1, Ref. VRD RB (LOC-Landesbank
     Baden-Wurttemberg)(a)(d)(e)                       0.62%     11/01/25       9,400          9,400,000
--------------------------------------------------------------------------------------------------------
  Hanover (County of) Industrial Development
     Authority (Covenent Woods); Series 1999, VRD
     Residential Care Facility RB (LOC-Branch
     Banking & Trust Co.)(a)(c)(d)                     0.68%     07/01/29       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  Henrico (County of) Economic Development
     Authority (Bon Secours Health System, Inc.);
     Series 2008 D, Ref. VRD RB (LOC-Landesbank
     Baden-Wurttemberg)(a)(d)(e)                       0.62%     11/01/25      13,700         13,700,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
VIRGINIA-(CONTINUED)

  Suffolk (County of) Redevelopment & Housing
     Authority (Oak Springs Apartments, L.L.C.);
     Series 1999, Ref. VRD MFH RB (CEP- Federal
     Home Loan Mortgage Corp.)(a)                      0.67%     12/01/19     $ 1,390     $    1,390,000
--------------------------------------------------------------------------------------------------------
  University of Virginia Rector & Visitors; Series
     2008 A, General Revenue Pledge Commercial
     Paper Notes                                       0.40%     06/17/09       5,000          5,000,000
========================================================================================================
                                                                                              94,811,811
========================================================================================================


WASHINGTON-2.10%

  Lake Tapps Parkway Properties; Series 1999 A,
     VRD Special RB (LOC-U.S. Bank, N.A.)(a)(d)        0.73%     12/01/19      11,545         11,545,000
--------------------------------------------------------------------------------------------------------
  Seattle (City of) Housing Authority (Bayview
     Manor); Series 1994 B, VRD Low Income Housing
     Assistance RB (LOC-U.S. Bank, N.A.)(a)(d)         0.67%     05/01/19       2,485          2,485,000
--------------------------------------------------------------------------------------------------------
  Seattle (City of) Housing Authority (Pioneer
     Human Services); Series 1995, Ref. VRD RB
     (LOC-U.S. Bank, N.A.)(a)(d)                       0.59%     12/01/15       1,845          1,845,000
--------------------------------------------------------------------------------------------------------
  Seattle (City of); Series 1999, Water System
     RB(f)(g)(h)                                       5.38%     03/01/09      10,000         10,000,619
--------------------------------------------------------------------------------------------------------
  Seattle (Port of) Industrial Development Corp.
     (Sysco Food Services of Seattle, Inc.);
     Series 1994, Ref. VRD RB(a)                       0.60%     11/01/25       8,000          8,000,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (Swedish Health Services); Series
     2006, VRD RB (LOC-Citibank, N.A.)(a)(c)(d)        0.87%     11/15/26       7,950          7,950,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Olympic Heights Apartments); Series 2002,
     Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.62%     09/15/20       5,165          5,165,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Riverview Retirement Community); Series
     1997, VRD Elderly Housing RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.67%     07/01/22       1,760          1,760,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Seattle Country Day School); Series 2006,
     VRD Non-Profit RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.64%     07/01/32       1,100          1,100,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Valley View Apartments); Series 2002, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     09/15/20       2,880          2,880,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (YMCA of Columbia-Willamette); Series 1999,
     VRD Non-Profit RB (LOC-U.S. Bank, N.A.)(a)(d)     0.63%     08/01/24       2,600          2,600,000
========================================================================================================
                                                                                              55,330,619
========================================================================================================


WEST VIRGINIA-0.27%

  West Virginia (State of) Hospital Finance
     Authority (West Virginia United Health System
     Obligated Group); Series 2009 A, Ref. VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.65%     06/01/33       7,200          7,200,000
========================================================================================================


WISCONSIN-2.72%

  Marathon (County of); Series 2009 A, Unlimited
     Tax Promissory GO                                 2.50%     12/01/09       2,835          2,872,299
--------------------------------------------------------------------------------------------------------
  Milwaukee (City of); Series 2005 V-8, VRD
     Unlimited Tax Corporate Purpose GO(a)             0.65%     02/01/25      20,200         20,200,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Benevolent Corp. Cedar
     Community); Series 2007, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(d)                           0.63%     06/01/37       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Froedtert & Community
     Health, Inc. Obligated Group); Series 2009 A,
     VRD RB (LOC-U.S. Bank, N.A.)(a)(d)                0.55%     04/01/35       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Grace Lutheran
     Foundation, Inc.); Series 2000, VRD RB
     (LOC-U.S. Bank, N.A.)(a)(d)                       0.67%     06/01/25       2,190          2,190,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Indian Community School
     of Milwaukee, Inc.); Series 2007, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.63%     12/01/36      11,000         11,000,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Lawrence University of
     Wisconsin); Series 2009, Ref. VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.66%     02/01/39       4,200          4,200,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Meriter Hospital,
     Inc.); Series 2008 B, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.55%     12/01/26      15,385         15,385,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

  Wisconsin (State of) Health & Educational
     Facilities Authority (Three Pillars Senior
     Living Communities); Series 2004 B, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.68%     08/15/34     $ 2,615     $    2,615,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Valley Packaging
     Industries, Inc.); Series 2005, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.63%     07/01/35       1,210          1,210,000
========================================================================================================
                                                                                              71,672,299
========================================================================================================


WYOMING-0.44%

  Gillette (City of) (Pacificorp); Series 1988,
     Ref. VRD PCR (LOC-Barclays Bank PLC)(a)(d)(e)     0.60%     01/01/18       9,475          9,475,000
--------------------------------------------------------------------------------------------------------
  Sweetwater (County of) (Pacificorp); Series 1988
     B, Ref. VRD Customized Purchase PCR
     (LOC-Barclays Bank PLC)(a)(d)(e)                  0.55%     01/01/14       2,000          2,000,000
========================================================================================================
                                                                                              11,475,000
========================================================================================================
TOTAL INVESTMENTS(i)(j)-99.52% (Cost
  $2,626,578,851)                                                                          2,623,883,851
========================================================================================================
OTHER ASSETS LESS LIABILITIES-0.48%                                                           12,598,692
========================================================================================================
NET ASSETS-100.00%                                                                        $2,636,482,543
________________________________________________________________________________________________________
========================================================================================================




Investment Abbreviations:

BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificates of Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
Gtd.     - Guaranteed
IDR      - Industrial Development Revenue Bonds
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Option Tender
MFH      - Multi-Family Housing
PCR      - Pollution Control Revenue Bonds
PUTTERs  - Putable Tax-Exempt Receipts
RAC      - Revenue Anticipation Certificates
RAN      - Revenue Anticipation Notes
RB       - Revenue Bonds
Ref.     - Refunding
RN       - Revenue Notes
Sr.      - Senior
Sub.     - Subordinated
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand


Notes to Schedule of Investments:

(a) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2009.
(b) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2009 was $229,500,000, which represented 8.70% of the Fund's Net Assets.
(d) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5% each.
(f) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)   Secured by an escrow fund of U.S. government obligations.
(h)   Advance refunded.
(i)   Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO



(j) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

      ENTITIES                                                       PERCENTAGE
      -------------------------------------------------------------------------
      Bank of America, N.A.                                             11.1%
      -------------------------------------------------------------------------
      Branch Banking & Trust Co.                                         7.7
      -------------------------------------------------------------------------
      JPMorgan Chase Bank, N.A.                                          7.7
      -------------------------------------------------------------------------
      SunTrust Bank                                                      7.4
      -------------------------------------------------------------------------
      Wells Fargo Bank, N.A.                                             7.1
      -------------------------------------------------------------------------
      U.S. Bank, N.A.                                                    6.6
      -------------------------------------------------------------------------
      Federal National Mortgage Association                              5.1
      _________________________________________________________________________
      =========================================================================



FUND COMPOSITION BY MATURITY

In days, as of 2/28/09



-------------------------------------------------------------------------
1-7                                                                  80.2%
-------------------------------------------------------------------------
8-30                                                                  0.4
-------------------------------------------------------------------------
31-90                                                                 8.6
-------------------------------------------------------------------------
91-180                                                                4.7
-------------------------------------------------------------------------
181+                                                                  6.1
_________________________________________________________________________
=========================================================================



The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2009
(Unaudited)




                                                                                      GOVERNMENT &     GOVERNMENT       TAX-FREE
                                LIQUID ASSETS      STIC PRIME         TREASURY           AGENCY       TAXADVANTAGE    CASH RESERVE
                                  PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO       PORTFOLIO
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------

ASSETS:

Investments, at value and
  cost                         $21,900,740,145   $6,793,778,778   $10,420,676,722   $ 7,188,550,644   $367,619,731   $2,623,883,851
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
Repurchase agreements, at
  value and cost                 2,397,575,508               --    14,659,702,603     6,588,081,958             --               --
============================   ===============   ==============   ===============   ===============   ============   ==============
     Total investments, at
       value and cost           24,298,315,653    6,793,778,778    25,080,379,325    13,776,632,602    367,619,731    2,623,883,851
============================   ===============   ==============   ===============   ===============   ============   ==============
Cash                                        --               --                --            26,425             --        1,957,066
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
Receivables for:
  Investments sold                          --               --                --                --             --       42,680,509
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
  Investments matured               10,000,000               --                --                --             --               --
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
  Interest                          17,371,804          371,081        11,873,458         6,877,190        262,742        5,950,399
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
  Fund expenses absorbed                    --            5,095           277,689                --         12,794            8,096
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
Investment for trustee
  deferred compensation and
  retirement plans                     261,147          138,268           109,003            37,123         26,093           49,101
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
Other assets                         1,647,991          739,483         1,714,678           764,227         50,066          323,706
============================   ===============   ==============   ===============   ===============   ============   ==============
     Total assets               24,327,596,595    6,795,032,705    25,094,354,153    13,784,337,567    367,971,426    2,674,852,728
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============


LIABILITIES:

Payables for:
  Investments purchased                     --               --                --                --             --       36,859,362
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
  Amount due custodian                 686,225               --                --                --             --               --
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
  Dividends                         17,373,357        1,459,788         4,795,307         5,479,915        136,851          880,635
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
  Accrued fees to affiliates         1,040,293          388,878         1,510,225           628,584         20,359          140,166
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
  Accrued operating expenses           394,703          144,301           374,387           150,115         34,099          144,789
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
Trustee deferred
  compensation and
  retirement plans                   2,295,539          929,174           881,615           317,564         65,147          345,233
============================   ===============   ==============   ===============   ===============   ============   ==============
     Total liabilities              21,790,117        2,922,141         7,561,534         6,576,178        256,456       38,370,185
============================   ===============   ==============   ===============   ===============   ============   ==============
Net assets applicable to
  shares outstanding           $24,305,806,478   $6,792,110,564   $25,086,792,619   $13,777,761,389   $367,714,970   $2,636,482,543
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============


NET ASSETS CONSIST OF:

Shares of beneficial
  interest                     $24,304,289,206   $6,791,055,988   $25,085,743,287   $13,777,321,440   $367,665,193   $2,636,502,327
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
Undistributed net investment
  income                             2,058,251          780,700           320,482           252,741          4,022               --
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
Undistributed net realized
  gain (loss)                         (540,979)         273,876           728,850           187,208         45,755          (19,784)
============================   ===============   ==============   ===============   ===============   ============   ==============
                               $24,305,806,478   $6,792,110,564   $25,086,792,619   $13,777,761,389   $367,714,970   $2,636,482,543
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        SHORT-TERM INVESTMENTS TRUST

February 28, 2009
(Unaudited)


                                                                                      GOVERNMENT &     GOVERNMENT       TAX-FREE
                                LIQUID ASSETS      STIC PRIME         TREASURY           AGENCY       TAXADVANTAGE    CASH RESERVE
                                  PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO       PORTFOLIO
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------

NET ASSETS:

Institutional Class            $16,594,555,984   $3,868,035,551   $ 7,779,019,865   $ 8,808,689,475   $252,874,255   $1,476,419,942
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Private Investment Class       $   730,177,555   $  541,156,691   $ 1,062,357,815   $   575,335,088   $ 50,113,686   $  234,899,374
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Personal Investment Class      $   122,859,543   $  314,704,521   $   390,197,762   $    20,364,096   $ 12,673,550   $    9,018,572
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Cash Management Class          $ 3,363,445,752   $1,138,786,596   $12,858,651,209   $ 1,565,498,488   $ 20,811,292   $  619,130,833
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Reserve Class                  $    39,014,205   $   14,294,021   $    53,169,602   $   153,035,621   $  3,522,325   $   22,639,754
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Resource Class                 $   864,191,281   $  264,719,877   $   555,814,741   $   725,760,722   $ 27,705,322   $  197,348,203
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Corporate Class                $ 2,591,562,158   $  650,413,307   $ 2,387,581,625   $ 1,929,077,899   $     14,540   $   77,025,865
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class             16,593,266,107    3,868,441,112     7,778,689,443     8,808,469,287    252,815,689    1,476,368,262
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Private Investment Class           730,149,044      541,229,740     1,062,292,606       575,286,586     50,134,361      234,875,593
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Personal Investment Class          122,845,964      314,634,523       390,115,238        20,360,327     12,674,374        9,014,548
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Cash Management Class            3,363,237,126    1,138,782,915    12,858,149,632     1,565,427,439     20,806,102      619,141,211
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Reserve Class                       39,008,970       14,306,330        53,145,020       153,036,241      3,520,537       22,636,292
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Resource Class                     864,186,256      264,693,393       555,761,198       725,722,937     27,702,975      197,340,400
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Corporate Class                  2,591,595,237      650,397,959     2,387,579,706     1,929,053,855         14,541       77,042,528
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Net asset value, offering
  and redemption price per
  share for each class         $          1.00   $         1.00   $          1.00   $          1.00   $       1.00   $         1.00
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF OPERATIONS

For the six months ended February 28, 2009
(Unaudited)



                                                                                       GOVERNMENT &     GOVERNMENT       TAX-FREE
                                       LIQUID ASSETS     STIC PRIME      TREASURY         AGENCY       TAXADVANTAGE    CASH RESERVE
                                         PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------

INVESTMENT INCOME:

Interest                                $225,563,718    $57,423,442    $ 86,211,791     $56,111,854     $1,894,201      $26,289,851
====================================   =============    ===========    ============    ============    ============    ============


EXPENSES:

Advisory fees                             15,845,678      5,064,376      17,854,969       4,690,949        332,572        2,950,445
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Administrative services fees                 569,818        354,192         610,004         393,633         71,243          287,858
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Custodian fees                               404,519        148,371         493,663         176,939          7,599           66,246
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Distribution fees:
  Private Investment Class                 1,832,042      1,546,307       3,128,807       1,396,861        101,593          630,823
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Personal Investment Class                  517,513      1,470,069       1,524,940         102,270         57,959           45,519
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Cash Management Class                    1,216,199        634,255       6,064,099         762,903         10,910          366,611
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Reserve Class                              270,806        137,587         267,476         715,301         56,445          135,047
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Resource Class                             908,886        307,765         639,040         619,538         26,676          209,003
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Corporate Class                            232,654         66,092         299,408         122,103              2           16,317
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Transfer agent fees                          950,741        303,862       1,071,298         422,185         16,235          127,191
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Trustees' and officers' fees and
  benefits                                   400,809        128,217         330,042         124,872         13,385           60,615
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Treasury Guarantee Program Fee             3,823,131      1,354,968       3,898,077       1,591,848         62,888          526,893
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Other                                        830,213        263,563         574,993         233,911         97,759          215,505
====================================   =============    ===========    ============    ============    ============    ============
     Total expenses                       27,803,009     11,779,624      36,756,816      11,353,313        855,266        5,638,073
====================================   =============    ===========    ============    ============    ============    ============
Less: Fees waived                         (7,457,824)    (3,519,142)    (10,100,298)     (1,436,754)      (414,340)      (1,040,500)
====================================   =============    ===========    ============    ============    ============    ============
     Net expenses                         20,345,185      8,260,482      26,656,518       9,916,559        440,926        4,597,573
====================================   =============    ===========    ============    ============    ============    ============
Net investment income                    205,218,533     49,162,960      59,555,273      46,195,295      1,453,275       21,692,278
====================================   =============    ===========    ============    ============    ============    ============
Net realized gain (loss) from
  investment securities*                    (787,407)       273,920         253,097         166,145         10,552              814
====================================   =============    ===========    ============    ============    ============    ============
Net increase in net assets resulting
  from operations                       $204,431,126    $49,436,880    $ 59,808,370     $46,361,440     $1,463,827      $21,693,092
____________________________________   _____________    ___________    ____________    ____________    ____________    ____________
====================================   =============    ===========    ============    ============    ============    ============



* Includes net gains (losses) from securities sold to affiliates of $(23,999) for STIC Prime Portfolio.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2009 and the year ended August 31, 2008 (Unaudited)



                                                               LIQUID ASSETS PORTFOLIO                STIC PRIME PORTFOLIO
                                                         ----------------------------------    ---------------------------------
                                                           FEBRUARY 28,        AUGUST 31,        FEBRUARY 28,       AUGUST 31,
                                                               2009               2008               2009              2008
------------------------------------------------------   ----------------------------------    ---------------------------------

OPERATIONS:

  Net investment income                                  $   205,218,533    $   986,572,354    $    49,162,960    $  272,687,296
------------------------------------------------------   ----------------------------------    ---------------------------------
  Net realized gain (loss)                                      (787,407)         1,539,599            273,920             3,889
======================================================   ==================================    =================================
     Net increase in net assets resulting from
       operations                                            204,431,126        988,111,953         49,436,880       272,691,185
======================================================   ==================================    =================================

Distributions to shareholders from net investment
  income:
  Institutional Class                                       (152,100,232)      (773,192,230)       (28,595,646)     (146,818,532)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                    (6,319,653)       (31,025,738)        (3,873,537)      (23,117,055)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                   (1,025,029)        (2,841,961)        (2,053,699)      (13,040,776)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                      (22,650,672)      (109,567,367)        (9,660,163)      (58,987,907)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                                 (341,247)        (1,010,156)          (135,739)       (1,359,320)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                              (8,240,441)       (35,278,874)        (2,281,955)      (17,656,026)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                            (14,538,986)       (33,658,480)        (2,562,288)      (11,706,176)
======================================================   ==================================    =================================
     Total distributions from net investment income         (205,216,260)      (986,574,806)       (49,163,027)     (272,685,792)
======================================================   ==================================    =================================

Distributions to shareholders from net realized gains:
  Institutional Class                                                 --           (197,561)                --                --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                            --            (10,599)                --                --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                           --               (899)                --                --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                               --            (26,909)                --                --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                                       --               (320)                --                --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                                      --             (9,119)                --                --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                                     --             (5,486)                --                --
======================================================   ==================================    =================================
     Total distributions from net realized gains                      --           (250,893)                --                --
======================================================   ==================================    =================================
Share transactions-net:
  Institutional Class                                     (7,972,364,759)     6,485,194,440     (1,436,904,323)    1,825,565,067
------------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                  (145,366,683)       (10,251,643)      (159,717,873)       68,020,412
------------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                    4,090,381         37,348,782        (91,384,914)       (3,886,620)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                      364,811,619       (399,381,658)      (447,492,531)     (560,320,917)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                              (30,069,226)        29,830,265        (51,454,928)       34,800,968
------------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                            (345,264,445)        80,942,475       (217,922,950)      (87,586,032)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                            100,429,296      1,854,984,427        261,226,434      (227,262,617)
======================================================   ==================================    =================================
     Net increase (decrease) in net assets resulting
       from share transactions                            (8,023,733,817)     8,078,667,088     (2,143,651,085)    1,049,330,261
======================================================   ==================================    =================================
     Net increase (decrease) in net assets                (8,024,518,951)     8,079,953,342     (2,143,377,232)    1,049,335,654
======================================================   ==================================    =================================


NET ASSETS:

  Beginning of period                                     32,330,325,429     24,250,372,087      8,935,487,796     7,886,152,142
======================================================   ==================================    =================================
  End of period*                                         $24,305,806,478    $32,330,325,429    $ 6,792,110,564    $8,935,487,796
======================================================   ==================================    =================================
  * Includes accumulated undistributed net investment
     income                                              $     2,058,251    $     2,055,978    $       780,700    $      780,767
______________________________________________________   __________________________________    _________________________________
======================================================   ==================================    =================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        SHORT-TERM INVESTMENTS TRUST

For the six months ended February 28, 2009 and the year ended August 31, 2008 (Unaudited)


                                                                                                         GOVERNMENT &
                                                                TREASURY PORTFOLIO                     AGENCY PORTFOLIO
                                                        ----------------------------------    ---------------------------------
                                                          FEBRUARY 28,        AUGUST 31,        FEBRUARY 28,       AUGUST 31,
                                                              2009               2008               2009              2008
-----------------------------------------------------   ----------------------------------    ---------------------------------

OPERATIONS:

  Net investment income                                 $    59,555,273    $   335,668,195    $    46,195,295    $  132,995,480
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Net realized gain                                             253,097            796,700            166,145            21,064
=====================================================   ==================================    =================================
     Net increase in net assets resulting from
       operations                                            59,808,370        336,464,895         46,361,440       133,016,544
=====================================================   ==================================    =================================

Distributions to shareholders from net investment
  income:
  Institutional Class                                       (20,906,753)      (126,788,023)       (28,867,576)      (58,248,057)
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                   (2,000,380)       (27,955,769)        (2,362,548)      (17,305,969)
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                    (450,860)        (9,294,539)           (87,773)         (972,652)
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                     (29,812,582)      (129,692,421)        (8,243,748)      (32,835,514)
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                                 (31,787)        (1,376,658)          (265,584)       (2,453,107)
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                             (1,491,721)       (13,276,060)        (2,803,485)       (9,649,256)
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                            (4,861,190)       (27,284,725)        (3,564,571)      (11,530,925)
=====================================================   ==================================    =================================
     Total distributions from net investment income         (59,555,273)      (335,668,195)       (46,195,285)     (132,995,480)
=====================================================   ==================================    =================================

Distributions to shareholders from net realized
  gains:
  Institutional Class                                                --           (473,796)                --                --
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                           --           (118,403)                --                --
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                          --            (50,942)                --                --
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                              --           (448,296)                --                --
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                                      --             (8,834)                --                --
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                                     --            (63,609)                --                --
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                                    --            (97,084)                --                --
=====================================================   ==================================    =================================
     Total distributions from net realized gains                     --         (1,260,964)                --                --
=====================================================   ==================================    =================================
Share transactions-net:
  Institutional Class                                     3,139,771,159      1,333,176,443      6,837,136,968       642,476,996
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                  (91,438,785)       (96,814,017)        70,629,588       (94,346,600)
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                 (80,889,552)        56,460,674         (9,400,270)        3,165,254
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                   5,301,653,214      4,723,195,817        537,428,438       297,723,799
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                              16,777,367        (33,371,096)        17,927,194       118,160,663
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                            (73,395,557)       253,473,111        400,058,182        28,128,419
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                         1,528,097,012        411,359,642      1,901,867,733      (290,582,602)
=====================================================   ==================================    =================================
     Net increase (decrease) in net assets resulting
       from share transactions                            9,740,574,858      6,647,480,574      9,755,647,833       704,725,929
=====================================================   ==================================    =================================
     Net increase (decrease) in net assets                9,740,827,955      6,647,016,310      9,755,813,988       704,746,993
=====================================================   ==================================    =================================


NET ASSETS:

  Beginning of period                                    15,345,964,664      8,698,948,354      4,021,947,401     3,317,200,408
=====================================================   ==================================    =================================
  End of period*                                        $25,086,792,619    $15,345,964,664    $13,777,761,389    $4,021,947,401
=====================================================   ==================================    =================================
  * Includes accumulated undistributed net investment
     income                                             $       320,482    $       320,482    $       252,741    $      252,731
_____________________________________________________   __________________________________    _________________________________
=====================================================   ==================================    =================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        SHORT-TERM INVESTMENTS TRUST

For the six months ended February 28, 2009 and the year ended August 31, 2008 (Unaudited)


                                                                                      GOVERNMENT
                                                                                TAXADVANTAGE PORTFOLIO
                                                                           -------------------------------
                                                                            FEBRUARY 28,      AUGUST 31,
                                                                                2009             2008
------------------------------------------------------------------------   -------------------------------

OPERATIONS:

  Net investment income                                                     $  1,453,275     $  21,110,389
------------------------------------------------------------------------   -------------------------------
  Net realized gain                                                               10,552            35,203
========================================================================   ===============================
     Net increase in net assets resulting from operations                      1,463,827        21,145,592
========================================================================   ===============================

Distributions to shareholders from net investment income:
  Institutional Class                                                         (1,054,691)      (15,069,110)
------------------------------------------------------------------------   -------------------------------
  Private Investment Class                                                      (145,829)       (1,337,006)
------------------------------------------------------------------------   -------------------------------
  Personal Investment Class                                                      (31,171)         (320,868)
------------------------------------------------------------------------   -------------------------------
  Cash Management Class                                                          (97,358)       (1,954,141)
------------------------------------------------------------------------   -------------------------------
  Reserve Class                                                                  (17,436)         (318,949)
------------------------------------------------------------------------   -------------------------------
  Resource Class                                                                (107,189)       (1,927,247)
------------------------------------------------------------------------   -------------------------------
  Corporate Class                                                                    (67)         (182,620)
========================================================================   ===============================
     Total distributions from net investment income                           (1,453,741)      (21,109,941)
========================================================================   ===============================

Distributions to shareholders from net realized gains:
  Institutional Class                                                                 --                --
------------------------------------------------------------------------   -------------------------------
  Private Investment Class                                                            --                --
------------------------------------------------------------------------   -------------------------------
  Personal Investment Class                                                           --                --
------------------------------------------------------------------------   -------------------------------
  Cash Management Class                                                               --                --
------------------------------------------------------------------------   -------------------------------
  Reserve Class                                                                       --                --
------------------------------------------------------------------------   -------------------------------
  Resource Class                                                                      --                --
------------------------------------------------------------------------   -------------------------------
  Corporate Class                                                                     --                --
========================================================================   ===============================
     Total distributions from net realized gains                                     --                --
========================================================================   ===============================
Share transactions-net:
  Institutional Class                                                         25,885,883       (94,498,613)
------------------------------------------------------------------------   -------------------------------
  Private Investment Class                                                     9,572,362        (2,781,236)
------------------------------------------------------------------------   -------------------------------
  Personal Investment Class                                                    1,428,236           258,055
------------------------------------------------------------------------   -------------------------------
  Cash Management Class                                                       (8,289,800)      (64,212,095)
------------------------------------------------------------------------   -------------------------------
  Reserve Class                                                               (8,999,407)          576,416
------------------------------------------------------------------------   -------------------------------
  Resource Class                                                              (6,416,930)      (19,110,119)
------------------------------------------------------------------------   -------------------------------
  Corporate Class                                                                     86               490
========================================================================   ===============================
     Net increase (decrease) in net assets resulting from share
       transactions                                                           13,180,430      (179,767,102)
========================================================================   ===============================
     Net increase (decrease) in net assets                                    13,190,516      (179,731,451)
========================================================================   ===============================


NET ASSETS:

  Beginning of period                                                        354,524,454       534,255,905
========================================================================   ===============================
  End of period*                                                            $367,714,970     $ 354,524,454
========================================================================   ===============================
  * Includes accumulated undistributed net investment income                $      4,022     $       4,488
________________________________________________________________________   _______________________________
========================================================================   ===============================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2009, the period April 1, 2008 through August 31, 2008 and the year ended March 31, 2008
(Unaudited)



                                                                        TAX-FREE CASH RESERVE PORTFOLIO
                                                            -------------------------------------------------------
                                                            SIX MONTHS ENDED    FIVE MONTHS ENDED      YEAR ENDED
                                                              FEBRUARY 28,          AUGUST 31,          MARCH 31,
                                                                  2009                 2008               2008
---------------------------------------------------------   -------------------------------------------------------

OPERATIONS:

  Net investment income                                      $   21,692,278      $    28,410,124     $  128,045,234
---------------------------------------------------------   -------------------------------------------------------
  Net realized gain (loss)                                              814               52,717            (64,510)
=========================================================   =======================================================
     Net increase in net assets resulting from operations        21,693,092           28,462,841        127,980,724
=========================================================   =======================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (11,600,208)         (18,070,278)       (90,092,433)
---------------------------------------------------------   -------------------------------------------------------
  Private Investment Class                                       (1,726,279)          (1,635,408)        (5,907,971)
---------------------------------------------------------   -------------------------------------------------------
  Personal Investment Class                                         (61,037)            (176,216)          (955,425)
---------------------------------------------------------   -------------------------------------------------------
  Cash Management Class                                          (5,761,279)          (6,133,979)       (16,534,933)
---------------------------------------------------------   -------------------------------------------------------
  Reserve Class                                                    (135,593)            (211,018)          (393,176)
---------------------------------------------------------   -------------------------------------------------------
  Resource Class                                                 (1,500,964)          (1,617,168)        (8,334,594)
---------------------------------------------------------   -------------------------------------------------------
  Corporate Class                                                  (906,918)            (566,057)        (5,826,702)
=========================================================   =======================================================
     Total distributions from net investment income             (21,692,278)         (28,410,124)      (128,045,234)
=========================================================   =======================================================
Share transactions-net:
  Institutional Class                                          (289,097,815)      (1,491,090,115)       386,399,200
---------------------------------------------------------   -------------------------------------------------------
  Private Investment Class                                      (65,999,164)          51,524,057         64,205,316
---------------------------------------------------------   -------------------------------------------------------
  Personal Investment Class                                     (31,125,413)           5,678,676            794,543
---------------------------------------------------------   -------------------------------------------------------
  Cash Management Class                                        (276,766,363)         106,134,034         68,418,687
---------------------------------------------------------   -------------------------------------------------------
  Reserve Class                                                 (20,483,994)         (17,665,380)        48,055,399
---------------------------------------------------------   -------------------------------------------------------
  Resource Class                                                (64,150,359)          19,122,544       (138,677,567)
---------------------------------------------------------   -------------------------------------------------------
  Corporate Class                                                34,197,848         (103,848,507)       (13,522,471)
=========================================================   =======================================================
     Net increase (decrease) in net assets resulting from
       share transactions                                      (713,425,260)      (1,430,144,691)       415,673,107
=========================================================   =======================================================
     Net increase (decrease) in net assets                     (713,424,446)      (1,430,091,974)       415,608,597
=========================================================   =======================================================


NET ASSETS:

  Beginning of period                                         3,349,906,989        4,779,998,963      4,364,390,366
=========================================================   =======================================================
  End of period*                                             $2,636,482,543      $ 3,349,906,989     $4,779,998,963
=========================================================   =======================================================
  * Includes accumulated undistributed net investment
     income                                                  $            0      $             0     $            0
_________________________________________________________   _______________________________________________________
=========================================================   =======================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50        SHORT-TERM INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS

February 28, 2009
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a "Fund"). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the "Funds"). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

  The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity for Tax-Free Cash Reserve Portfolio.

  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

        Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

        The Funds may periodically participate in litigation related to each Fund's investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund's investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

        The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

        Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.


51        SHORT-TERM INVESTMENTS TRUST

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. TREASURY GUARANTEE PROGRAM -- On October 6, 2008, The Board of Trustees approved the participation of the Funds in the U.S. Department of Treasury's (the "Treasury") Temporary Guarantee Program for Money Market Funds (the "Program"). Under the Program, the Treasury Department will guarantee shareholders in a Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share value at the time of liquidation is less than $0.995. On April 7, 2009, the Funds Board approved Liquid Assets Portfolio, STIC Prime Portfolio, and Tax-Free Cash Reserve Portfolio to participate in the final extension of the Program through September 18, 2009. The Fund will pay a fee to participate in the Program based on a percentage of the share value of the Fund as of September 18, 2008. The fee is paid at the time of continued participation in the Program and allocated pro rata over the remaining term of the extension. The Fund will bear this expense without regard to any expense limitation currently in effect.

J. OTHER RISKS -- Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

        The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

        The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

        Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund's investments in municipal securities.

        There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

K. REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Advisor at an annual rate based on each Funds' average daily net assets as follows, respectively:

                                                         FIRST $250     NEXT $250     OVER $500
                                                           MILLION       MILLION       MILLION
-----------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                     0.15%          0.15%         0.15%
-----------------------------------------------------------------------------------------------
STIC Prime Portfolio                                        0.15%          0.15%         0.15%
-----------------------------------------------------------------------------------------------
Treasury Portfolio                                          0.15%          0.15%         0.15%
-----------------------------------------------------------------------------------------------
Government & Agency Portfolio                               0.10%          0.10%         0.10%
-----------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                           0.20%          0.15%         0.10%
-----------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                             0.25%          0.25%         0.20%
-----------------------------------------------------------------------------------------------





52        SHORT-TERM INVESTMENTS TRUST

  Under the terms of a master sub-advisory agreement approved by shareholders of the Funds between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Funds, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Through at least June 30, 2009, the Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% for each Fund, except for Tax-Free Cash Reserve Portfolio which is limited to 0.22%, based on average daily net assets of such Fund, respectively. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items, including payments to participate in the United States Treasury Temporary Guarantee Program (the "Program"); (v) expenses related to a merger or reorganization, as approved by the Funds' Board of Trustees; and (vi) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Funds may benefit are in the form of credits that the Funds may receive from banks where the Funds or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Funds.

  For the six months ended February 28, 2009, the Advisor waived advisory fees and /or reimbursed Fund expenses in the following amounts:

Liquid Assets Portfolio                                     $6,308,559
----------------------------------------------------------------------
STIC Prime Portfolio                                         2,200,361
----------------------------------------------------------------------
Treasury Portfolio                                           6,643,308
----------------------------------------------------------------------
Government & Agency Portfolio                                  411,245
----------------------------------------------------------------------
Government TaxAdvantage Portfolio                              320,238
----------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                564,183
----------------------------------------------------------------------




  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which each Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which each Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  Under the terms of a master distribution agreement between Invesco Aim Distributors, Inc. ("IADI") and the Trust, IADI acts as the exclusive distributor of each Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

  PRIVATE      PERSONAL        CASH
INVESTMENT    INVESTMENT    MANAGEMENT    RESERVE    RESOURCE    CORPORATE
--------------------------------------------------------------------------
   0.50%         0.75%         0.10%       1.00%       0.20%       0.03%
--------------------------------------------------------------------------




  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA"), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.

  IADI has contractually agreed through at least June 30, 2009, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                       0.30%          0.55%          0.08%        0.87%        0.20%        0.03%
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                          0.30%          0.55%          0.08%        0.87%        0.16%        0.03%
--------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                            0.30%          0.55%          0.08%        0.87%        0.16%        0.03%
--------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                 0.30%          0.55%          0.08%        0.87%        0.16%        0.03%
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio             0.25%          0.55%          0.08%        0.87%        0.16%        0.03%
--------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio               0.25%          0.55%          0.08%        0.87%        0.16%        0.03%
--------------------------------------------------------------------------------------------------------------------------





53        SHORT-TERM INVESTMENTS TRUST

  Pursuant to the agreement above, for the six months ended February 28, 2009, IADI waived Plan fees of:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                    $  732,817      $138,003      $  243,240     $35,205          N/A        N/A
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                          618,523       392,018         126,851      17,886       61,553        N/A
--------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                          1,251,523       406,651       1,212,820      34,772      127,808        N/A
--------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                 558,744        27,272         152,581      92,989      123,908        N/A
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio              50,796        15,456           2,182       7,338        5,335        N/A
--------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio               315,412        12,138          73,322      17,556       41,800        N/A
--------------------------------------------------------------------------------------------------------------------------




  Further, IADI voluntarily waived fees and/or reimbursed expenses in order to increase the Fund's yield. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time, upon consultation with the Board of Trustees, without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2009 are shown below:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                      $    --       $     --          $--        $    --        $--          $--
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                           1,545         89,572           --         10,833         --           --
--------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                            82,830        245,193           --         95,393         --           --
--------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                     --            250           --         69,765         --           --
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                 --          3,997           --          8,998         --           --
--------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                   --          1,488           --         14,601         --           --
--------------------------------------------------------------------------------------------------------------------------




  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered valuation input levels, as of the end of the reporting period, February 28, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                             INVESTMENTS IN SECURITIES
                                                            -----------------------------------------------------------
FUND NAME                                                   LEVEL 1         LEVEL 2         LEVEL 3          TOTAL
-----------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                       $--       $24,298,315,653       $--       $24,298,315,653
-----------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                           --         6,793,778,778        --         6,793,778,778
-----------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                             --        25,080,379,325        --        25,080,379,325
-----------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                  --        13,776,632,602        --        13,776,632,602
-----------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                              --           367,619,731        --           367,619,731
-----------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                --         2,626,578,851        --         2,626,578,851
-----------------------------------------------------------------------------------------------------------------------





54        SHORT-TERM INVESTMENTS TRUST

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

Each Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2009, each Fund engaged in transactions with affiliates as listed below:

                                                                  SECURITIES       SECURITIES       NET REALIZED
                                                                   PURCHASES          SALES        GAINS/(LOSSES)
-----------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                          $754,547,659     $456,018,390        $     --
-----------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                       --       28,327,644         (23,999)
-----------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                                         --               --              --
-----------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                              --               --              --
-----------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                   4,999,972        5,000,000              --
-----------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                   596,516,747      931,607,892              --
-----------------------------------------------------------------------------------------------------------------



NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

  During the six months ended February 28, 2009, the Funds in aggregate paid legal fees of $91,359 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (i) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco Aim, not to exceed the contractually agreed upon rate; or
(ii) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Funds below had a capital loss carryforward as of August 31, 2008 which expires as follows:

                                          CAPITAL LOSS CARRYFORWARD*
--------------------------------------------------------------------------------------------------------------
                                                             AUGUST 31, 2013*     AUGUST 31, 2015*      TOTAL
--------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                $44                $    --         $    44
--------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                      --                 13,734          13,734
--------------------------------------------------------------------------------------------------------------



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.


55        SHORT-TERM INVESTMENTS TRUST

NOTE 8--SHARE INFORMATION

LIQUID ASSETS PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS ENDED                             YEAR ENDED
                                                            FEBRUARY 28, 2009(a)                         AUGUST 31, 2008
                                                    ------------------------------------     --------------------------------------
                                                         SHARES              AMOUNT               SHARES                AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                56,391,873,430     $ 56,391,873,430      242,611,280,919     $ 242,611,280,919
-----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       2,969,451,250        2,969,451,250       15,741,392,603        15,741,392,603
-----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                        595,729,422          595,729,422          579,075,353           579,075,353
-----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              11,231,770,714       11,231,770,714       25,329,466,293        25,329,466,293
-----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         239,024,503          239,024,503          418,024,055           418,024,055
-----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      2,212,043,998        2,212,043,998        5,064,353,845         5,064,353,845
-----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     8,877,260,106        8,877,260,106       15,990,389,827        15,990,389,827
===================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                    72,272,104           72,272,104          315,840,903           315,840,903
-----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                           3,419,053            3,419,053           14,332,034            14,332,034
-----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                            931,530              931,530            2,213,082             2,213,082
-----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  14,352,918           14,352,918           74,242,103            74,242,103
-----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             411,781              411,781              987,190               987,190
-----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          7,739,376            7,739,376           31,419,191            31,419,191
-----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         6,986,755            6,986,755           10,728,123            10,728,123
===================================================================================================================================
Issued in connection with acquisitions:(b)
  Institutional Class                                 1,443,337,310        1,443,337,310                   --                    --
===================================================================================================================================
Reacquired:
  Institutional Class                               (65,879,847,603)     (65,879,847,603)    (236,441,927,382)     (236,441,927,382)
-----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                      (3,118,236,986)      (3,118,236,986)     (15,765,976,280)      (15,765,976,280)
-----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                       (592,570,571)        (592,570,571)        (543,939,653)         (543,939,653)
-----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                   (10,881,312,013)     (10,881,312,013)     (25,803,090,054)      (25,803,090,054)
-----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        (269,505,510)        (269,505,510)        (389,180,980)         (389,180,980)
-----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                     (2,565,047,819)      (2,565,047,819)      (5,014,830,561)       (5,014,830,561)
-----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    (8,783,817,565)      (8,783,817,565)     (14,146,133,523)      (14,146,133,523)
===================================================================================================================================
     Net increase (decrease) in share activity       (8,023,733,817)    $ (8,023,733,817)       8,078,667,088     $   8,078,667,088
___________________________________________________________________________________________________________________________________
===================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 7% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

        In addition, 12% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.
(b) As of the open of business on December 9, 2008, the Fund acquired all the net assets of Liquid Assets Portfolio II pursuant to a plan of reorganization approved by the Trustees of the Fund on December 8, 2008. The acquisition was accomplished by a tax-free exchange of 1,443,337,310 shares of the Fund for 1,443,337,310 shares outstanding of Liquid Assets Portfolio II as of the close of business on December 8, 2008. Each class of Liquid Assets Portfolio II was exchanged for the like class of shares of the Fund based on the relative net asset value of Liquid Assets Portfolio II to the net asset value of the Fund on the close of business, December 8, 2008. Liquid Assets Portfolio II's net assets at that date of $1,443,337,310 were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $19,346,409,541. The aggregate combined net assets of the Fund immediately following the reorganization was $20,789,746,851.


56        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
---------------------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED                           YEAR ENDED
                                                             FEBRUARY 28, 2009(a)                       AUGUST 31, 2008
                                                      ----------------------------------     ------------------------------------
                                                          SHARES              AMOUNT              SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                  7,298,505,088     $ 7,298,505,088      21,383,877,514     $ 21,383,877,514
---------------------------------------------------------------------------------------------------------------------------------
  Private Class                                        2,532,395,397       2,532,395,397       6,609,152,463        6,609,152,463
---------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                       2,506,903,309       2,506,903,309       5,521,580,502        5,521,580,502
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                1,934,310,580       1,934,310,580       6,200,992,322        6,200,992,322
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          160,700,959         160,700,959         629,801,275          629,801,275
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         547,483,367         547,483,367       1,868,876,942        1,868,876,942
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      1,175,801,172       1,175,801,172       2,194,033,150        2,194,033,150
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                      8,919,218           8,919,218          41,300,601           41,300,601
---------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            2,618,493           2,618,493          14,603,803           14,603,803
---------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                           2,340,910           2,340,910          10,759,391           10,759,391
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    9,051,291           9,051,291          42,517,657           42,517,657
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              136,680             136,680             735,735              735,735
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           1,622,310           1,622,310          10,113,783           10,113,783
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            863,806             863,806           9,435,972            9,435,972
=================================================================================================================================
Reacquired:
  Institutional Class                                 (8,744,328,629)     (8,744,328,629)    (19,599,613,048)     (19,599,613,048)
---------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       (2,694,731,763)     (2,694,731,763)     (6,555,735,854)      (6,555,735,854)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                      (2,600,629,133)     (2,600,629,133)     (5,536,226,513)      (5,536,226,513)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                     (2,390,854,402)     (2,390,854,402)     (6,803,830,896)      (6,803,830,896)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (212,292,567)       (212,292,567)       (595,736,042)        (595,736,042)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (767,028,627)       (767,028,627)     (1,966,576,757)      (1,966,576,757)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                       (915,438,544)       (915,438,544)     (2,430,731,739)      (2,430,731,739)
=================================================================================================================================
     Net increase (decrease) in share activity        (2,143,651,085)    $(2,143,651,085)      1,049,330,261     $  1,049,330,261
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


57        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED                            YEAR ENDED
                                                             FEBRUARY 28, 2009(a)                        AUGUST 31, 2008
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 33,604,868,360     $ 33,604,868,360      35,702,477,653     $ 35,702,477,653
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                        4,424,076,321        4,424,076,321      12,408,071,616       12,408,071,616
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                       1,686,064,104        1,686,064,104       3,848,088,844        3,848,088,844
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                               28,688,382,118       28,688,382,118      43,463,616,238       43,463,616,238
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          183,379,007          183,379,007         293,150,353          293,150,353
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       1,389,144,175        1,389,144,175       2,414,003,153        2,414,003,153
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     13,853,411,174       13,853,411,174       9,474,545,118        9,474,545,118
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     11,446,432           11,446,432          41,928,037           41,928,037
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            1,264,912            1,264,912           6,962,558            6,962,558
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                             741,211              741,211           8,446,866            8,446,866
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    6,190,002            6,190,002          56,812,923           56,812,923
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               42,978               42,978             950,382              950,382
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           1,865,471            1,865,471           9,333,747            9,333,747
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          3,693,592            3,693,592          23,001,743           23,001,743
==================================================================================================================================
Reacquired:
  Institutional Class                                (30,476,543,633)     (30,476,543,633)    (34,411,229,247)     (34,411,229,247)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       (4,516,780,018)      (4,516,780,018)    (12,511,848,191)     (12,511,848,191)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                      (1,767,694,867)      (1,767,694,867)     (3,800,075,036)      (3,800,075,036)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                    (23,392,918,906)     (23,392,918,906)    (38,797,233,344)     (38,797,233,344)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (166,644,618)        (166,644,618)       (327,471,831)        (327,471,831)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (1,464,405,203)      (1,464,405,203)     (2,169,863,789)      (2,169,863,789)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    (12,329,007,754)     (12,329,007,754)     (9,086,187,219)      (9,086,187,219)
==================================================================================================================================
     Net increase in share activity                    9,740,574,858     $  9,740,574,858       6,647,480,574     $  6,647,480,574
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


58        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED                            YEAR ENDED
                                                             FEBRUARY 28, 2009(a)                        AUGUST 31, 2008
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 31,394,699,064     $ 31,394,699,064      39,421,527,465     $ 39,421,527,465
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                        1,803,241,252        1,803,241,252       3,329,774,276        3,329,774,276
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                         120,166,334          120,166,334         267,913,494          267,913,494
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                5,452,487,555        5,452,487,555       8,083,319,406        8,083,319,406
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          290,877,949          290,877,949         796,154,027          796,154,027
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       2,190,828,852        2,190,828,852       1,777,768,570        1,777,768,570
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      4,899,880,026        4,899,880,026       5,788,049,900        5,788,049,900
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     18,630,151           18,630,151          35,539,937           35,539,937
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            1,417,379            1,417,379           9,036,583            9,036,583
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                              32,984               32,984             300,434              300,434
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    8,000,706            8,000,706          30,877,868           30,877,868
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              365,553              365,553           2,051,959            2,051,959
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           1,814,474            1,814,474           6,546,978            6,546,978
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          1,419,030            1,419,030          10,452,613           10,452,613
==================================================================================================================================
Reacquired:
  Institutional Class                                (24,576,192,247)     (24,576,192,247)    (38,814,590,406)     (38,814,590,406)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       (1,734,029,043)      (1,734,029,043)     (3,433,157,459)      (3,433,157,459)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                        (129,599,588)        (129,599,588)       (265,048,674)        (265,048,674)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                     (4,923,059,823)      (4,923,059,823)     (7,816,473,475)      (7,816,473,475)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (273,316,308)        (273,316,308)       (680,045,323)        (680,045,323)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (1,792,585,144)      (1,792,585,144)     (1,756,187,129)      (1,756,187,129)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     (2,999,431,323)      (2,999,431,323)     (6,089,085,115)      (6,089,085,115)
==================================================================================================================================
     Net increase in share activity                    9,755,647,833     $  9,755,647,833         704,725,929     $    704,725,929
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


59        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
--------------------------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED                          YEAR ENDED
                                                              FEBRUARY 28, 2009(a)                      AUGUST 31, 2008
                                                       ----------------------------------     ----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   1,242,283,554     $ 1,242,283,554      4,427,902,244     $ 4,427,902,244
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                           152,398,311         152,398,311        472,405,429         472,405,429
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                           86,799,637          86,799,637        126,337,927         126,337,927
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    12,398,835          12,398,835        183,449,680         183,449,680
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            40,160,370          40,160,370        100,382,142         100,382,142
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           14,067,449          14,067,449        158,168,294         158,168,294
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                  --                  --         52,388,000          52,388,000
================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                         934,935             934,935         14,691,932          14,691,932
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                                97,498              97,498            634,488             634,488
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                                   --                  --              6,420               6,420
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       121,189             121,189          2,206,800           2,206,800
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 1,002               1,002              7,655               7,655
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              107,847             107,847          1,745,022           1,745,022
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                  86                  86            182,654             182,654
================================================================================================================================
Reacquired:
  Institutional Class                                  (1,217,332,606)     (1,217,332,606)    (4,537,092,789)     (4,537,092,789)
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                          (142,923,447)       (142,923,447)      (475,821,153)       (475,821,153)
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                          (85,371,401)        (85,371,401)      (126,086,292)       (126,086,292)
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                         (20,809,824)        (20,809,824)      (249,868,575)       (249,868,575)
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (49,160,779)        (49,160,779)       (99,813,381)        (99,813,381)
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          (20,592,226)        (20,592,226)      (179,023,435)       (179,023,435)
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                  --                  --        (52,570,164)        (52,570,164)
================================================================================================================================
     Net increase (decrease) in share activity             13,180,430     $    13,180,430       (179,767,102)    $  (179,767,102)
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 62% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


60        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                   SUMMARY OF SHARE ACTIVITY
-----------------------------------------------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED                         FIVE MONTHS ENDED
                                                 FEBRUARY 28, 2009(a)                        AUGUST 31, 2008
                                        -------------------------------------     -------------------------------------
                                             SHARES               AMOUNT               SHARES               AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                     5,095,497,779       $ 5,095,497,779       7,893,478,906       $ 7,893,478,906
-----------------------------------------------------------------------------------------------------------------------
  Private Class                             302,027,093           302,027,093         334,825,871           334,825,871
-----------------------------------------------------------------------------------------------------------------------
  Personal Class                              7,896,665             7,896,665          32,787,412            32,787,412
-----------------------------------------------------------------------------------------------------------------------
  Cash Management Class                   1,416,763,769         1,416,763,769       1,999,426,502         1,999,426,502
-----------------------------------------------------------------------------------------------------------------------
  Reserve Class                              25,860,115            25,860,115          82,462,913            82,462,913
-----------------------------------------------------------------------------------------------------------------------
  Resource Class                            307,521,594           307,521,594         297,993,734           297,993,734
-----------------------------------------------------------------------------------------------------------------------
  Corporate Class                           585,088,112           585,088,112         400,391,562           400,391,562
=======================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                         3,964,541             3,964,541           8,786,228             8,786,228
-----------------------------------------------------------------------------------------------------------------------
  Private Class                               1,631,235             1,631,235           1,483,611             1,483,611
-----------------------------------------------------------------------------------------------------------------------
  Personal Class                                 13,782                13,782              36,050                36,050
-----------------------------------------------------------------------------------------------------------------------
  Cash Management Class                       5,518,282             5,518,282           5,430,385             5,430,385
-----------------------------------------------------------------------------------------------------------------------
  Reserve Class                                 159,820               159,820             256,853               256,853
-----------------------------------------------------------------------------------------------------------------------
  Resource Class                                819,934               819,934           1,076,175             1,076,175
-----------------------------------------------------------------------------------------------------------------------
  Corporate Class                               604,193               604,193             598,553               598,553
=======================================================================================================================
Reacquired:
  Institutional Class                    (5,388,560,135)       (5,388,560,135)     (9,393,355,249)       (9,393,355,249)
-----------------------------------------------------------------------------------------------------------------------
  Private Class                            (369,657,492)         (369,657,492)       (284,785,425)         (284,785,425)
-----------------------------------------------------------------------------------------------------------------------
  Personal Class                            (39,035,860)          (39,035,860)        (27,144,786)          (27,144,786)
-----------------------------------------------------------------------------------------------------------------------
  Cash Management                        (1,699,048,414)       (1,699,048,414)     (1,898,722,853)       (1,898,722,853)
-----------------------------------------------------------------------------------------------------------------------
  Reserve Class                             (46,503,929)          (46,503,929)       (100,385,146)         (100,385,146)
-----------------------------------------------------------------------------------------------------------------------
  Resource Class                           (372,491,887)         (372,491,887)       (279,947,365)         (279,947,365)
-----------------------------------------------------------------------------------------------------------------------
  Corporate Class                          (551,494,457)         (551,494,457)       (504,838,622)         (504,838,622)
=======================================================================================================================
     Net increase (decrease) in share
       activity                            (713,425,260)      $  (713,425,260)     (1,430,144,691)      $(1,430,144,691)
_______________________________________________________________________________________________________________________
=======================================================================================================================

                                               SUMMARY OF SHARE ACTIVITY
------------------------------------------------------------------------------
                                                      YEAR ENDED
                                                    MARCH 31, 2008
                                        --------------------------------------
                                             SHARES                AMOUNT
------------------------------------------------------------------------------
Sold:
  Institutional Class                     29,180,701,441      $ 29,180,701,441
------------------------------------------------------------------------------
  Private Class                              683,053,539           683,053,539
------------------------------------------------------------------------------
  Personal Class                             147,256,006           147,256,006
------------------------------------------------------------------------------
  Cash Management Class                    6,287,611,982         6,287,611,982
------------------------------------------------------------------------------
  Reserve Class                               89,382,790            89,382,790
------------------------------------------------------------------------------
  Resource Class                           1,682,213,737         1,682,213,737
------------------------------------------------------------------------------
  Corporate Class                          1,492,840,952         1,492,840,952
==============================================================================
Issued as reinvestment of dividends:
  Institutional Class                         50,778,338            50,778,338
------------------------------------------------------------------------------
  Private Class                                4,943,626             4,943,626
------------------------------------------------------------------------------
  Personal Class                                  38,268                38,268
------------------------------------------------------------------------------
  Cash Management Class                       14,407,512            14,407,512
------------------------------------------------------------------------------
  Reserve Class                                  328,466               328,466
------------------------------------------------------------------------------
  Resource Class                               8,318,683             8,318,683
------------------------------------------------------------------------------
  Corporate Class                                843,794               843,794
==============================================================================
Reacquired:
  Institutional Class                    (28,845,080,579)      (28,845,080,579)
------------------------------------------------------------------------------
  Private Class                             (623,791,849)         (623,791,849)
------------------------------------------------------------------------------
  Personal Class                            (146,499,731)         (146,499,731)
------------------------------------------------------------------------------
  Cash Management                         (6,233,600,807)       (6,233,600,807)
------------------------------------------------------------------------------
  Reserve Class                              (41,655,857)          (41,655,857)
------------------------------------------------------------------------------
  Resource Class                          (1,829,209,987)       (1,829,209,987)
------------------------------------------------------------------------------
  Corporate Class                         (1,507,207,217)       (1,507,207,217)
==============================================================================
     Net increase (decrease) in share
       activity                              415,673,107      $    415,673,107
______________________________________________________________________________
==============================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 46% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.



61        SHORT-TERM INVESTMENTS TRUST

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                 CORPORATE CLASS

                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET              ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,       NET         (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                           BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                           OF PERIOD    INCOME     UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO
Six months ended 02/28/09    $1.00       $0.01(b)     $(0.00)       $0.01      $(0.01)       $   --         $(0.01)       $1.00
Year ended 08/31/08           1.00        0.04(b)       0.00         0.04       (0.04)        (0.00)         (0.04)        1.00
Year ended 08/31/07           1.00        0.05         (0.00)        0.05       (0.05)           --          (0.05)        1.00
Year ended 08/31/06           1.00        0.05         (0.01)        0.04       (0.04)        (0.00)         (0.04)        1.00
Year ended 08/31/05(d)        1.00        0.01         (0.00)        0.01       (0.01)           --          (0.01)        1.00
---------------------------------------------------------------------------------------------------------------------------------
STIC PRIME PORTFOLIO
Six months ended 02/28/09     1.00        0.01(b)       0.00         0.01       (0.01)           --          (0.01)        1.00
Year ended 08/31/08           1.00        0.03(b)       0.00         0.03       (0.03)           --          (0.03)        1.00
Year ended 08/31/07           1.00        0.05            --         0.05       (0.05)           --          (0.05)        1.00
Year ended 08/31/06           1.00        0.04            --         0.04       (0.04)           --          (0.04)        1.00
Year ended 08/31/05(d)        1.00        0.01            --         0.01       (0.01)           --          (0.01)        1.00
---------------------------------------------------------------------------------------------------------------------------------
TREASURY PORTFOLIO
Six months ended 02/28/09     1.00        0.00(b)       0.00         0.00       (0.00)           --          (0.00)        1.00
Year ended 08/31/08           1.00        0.03(b)       0.00         0.03       (0.03)        (0.00)         (0.03)        1.00
Year ended 08/31/07           1.00        0.05          0.00         0.05       (0.05)           --          (0.05)        1.00
Year ended 08/31/06           1.00        0.04          0.00         0.04       (0.04)           --          (0.04)        1.00
Year ended 08/31/05(d)        1.00        0.00          0.00         0.00       (0.00)           --          (0.00)        1.00
---------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT & AGENCY PORTFOLIO
Six months ended 02/28/09     1.00        0.01(b)       0.00         0.01       (0.01)           --          (0.01)        1.00
Year ended 08/31/08           1.00        0.03(b)       0.00         0.03       (0.03)           --          (0.03)        1.00
Year ended 08/31/07           1.00        0.05          0.00         0.05       (0.05)           --          (0.05)        1.00
Year ended 08/31/06           1.00        0.04         (0.00)        0.04       (0.04)           --          (0.04)        1.00
Year ended 08/31/05(d)        1.00        0.01         (0.00)        0.01       (0.01)           --          (0.01)        1.00
---------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT TAXADVANTAGE PORTFOLIO
Six months ended 02/28/09     1.00        0.01(b)       0.00         0.01       (0.01)           --          (0.01)        1.00
Year ended 08/31/08           1.00        0.03(b)       0.00         0.03       (0.03)           --          (0.03)        1.00
Year ended 08/31/07           1.00        0.05          0.00         0.05       (0.05)           --          (0.05)        1.00
Year ended 08/31/06(d)        1.00        0.02          0.00         0.02       (0.02)           --          (0.02)        1.00
---------------------------------------------------------------------------------------------------------------------------------
TAX-FREE CASH RESERVE PORTFOLIO
Six months ended 02/28/09     1.00        0.01(b)       0.00         0.01       (0.01)           --          (0.01)        1.00
Five months ended
  08/31/08                    1.00        0.01(b)       0.00         0.01       (0.01)           --          (0.01)        1.00
Year ended 03/31/08           1.00        0.03         (0.00)        0.03       (0.03)           --          (0.03)        1.00
Year ended 03/31/07           1.00        0.03            --         0.03       (0.03)           --          (0.03)        1.00
Year ended 03/31/06(d)        1.00        0.01            --         0.01       (0.01)           --          (0.01)        1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                                                     RATIO OF
                                                        RATIO OF   EXPENSES TO
                                                      EXPENSES TO  AVERAGE NET
                                                      AVERAGE NET     ASSETS      RATIO OF
                                                      ASSETS WITH  WITHOUT FEE      NET
                                                      FEE WAIVERS    WAIVERS     INVESTMENT
                                        NET ASSETS,      AND/OR       AND/OR     INCOME TO
                             TOTAL     END OF PERIOD    EXPENSES     EXPENSES   AVERAGE NET
                           RETURN(a)  (000S OMITTED)    ABSORBED     ABSORBED      ASSETS
-------------------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO
Six months ended 02/28/09     0.98%     $2,591,562        0.19%(c)     0.25%(c)     1.95%(c)
Year ended 08/31/08           3.77       2,491,241        0.15         0.20         3.61
Year ended 08/31/07           5.34         636,222        0.15         0.21         5.22
Year ended 08/31/06           4.54          56,634        0.15         0.21         4.47
Year ended 08/31/05(d)        1.31         466,432        0.15(e)      0.22(e)      2.41(e)
-------------------------------------------------------------------------------------------
STIC PRIME PORTFOLIO
Six months ended 02/28/09     0.75         650,413        0.19(c)      0.26(c)      1.51(c)
Year ended 08/31/08           3.60         389,172        0.15         0.21         3.43
Year ended 08/31/07           5.35         616,436        0.15         0.22         5.22
Year ended 08/31/06           4.56         525,682        0.15         0.22         4.50
Year ended 08/31/05(d)        1.29          53,962        0.15(e)      0.22(e)      2.45(e)
-------------------------------------------------------------------------------------------
TREASURY PORTFOLIO
Six months ended 02/28/09     0.29       2,387,582        0.18(c)      0.24(c)      0.54(c)
Year ended 08/31/08           2.90         859,460        0.15         0.21         2.63
Year ended 08/31/07           5.14         448,144        0.15         0.22         5.00
Year ended 08/31/06           4.34           1,855        0.15         0.23         4.24
Year ended 08/31/05(d)        0.28             869        0.15(e)      0.23(e)      2.30(e)
-------------------------------------------------------------------------------------------
GOVERNMENT & AGENCY PORTFOLIO
Six months ended 02/28/09     0.56       1,929,078        0.18(c)      0.19(c)      1.01(c)
Year ended 08/31/08           3.39          27,199        0.15         0.17         3.25
Year ended 08/31/07           5.28         317,772        0.15         0.18         5.15
Year ended 08/31/06           4.46          28,722        0.15         0.19         4.42
Year ended 08/31/05(d)        1.50          62,008        0.15(e)      0.20(e)      2.39(e)
-------------------------------------------------------------------------------------------
GOVERNMENT TAXADVANTAGE PORTFOLIO
Six months ended 02/28/09     0.46              15        0.19(c)      0.37(c)      0.86(c)
Year ended 08/31/08           3.24              14        0.15         0.27         3.27
Year ended 08/31/07           5.18              14        0.15         0.33         5.05
Year ended 08/31/06(d)        2.49              13        0.15(e)      0.28(e)      4.28(e)
-------------------------------------------------------------------------------------------
TAX-FREE CASH RESERVE PORTFOLIO
Six months ended 02/28/09     0.77          77,026        0.29(c)      0.33(c)      1.57(c)
Five months ended
  08/31/08                    0.71          42,829        0.25(e)      0.28(e)      1.73(e)
Year ended 03/31/08           3.24         146,677        0.25         0.28         3.20
Year ended 03/31/07           3.38         160,208        0.25         0.28         3.33
Year ended 03/31/06(d)        1.52           8,017        0.25(e)      0.30(e)      2.46(e)
___________________________________________________________________________________________
===========================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.
(b)  Calculated using average shares outstanding.
(c) Ratios are annualized and based on average daily net assets (000s omitted) of $1,563,884, $444,267, $2,012,593, $820,768, $15 and $109,683 for Liquid
     Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d) Commencement date of March 29, 2005, March 31, 2005, August 1, 2005, June 30, 2005, February 23, 2006 and September 8, 2005 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(e)  Annualized.


62        SHORT-TERM INVESTMENTS TRUST

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals alleging that the defendants permitted improper market timing and related activity in the AIM Funds.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues were transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On January 5, 2008, the parties reached an agreement in principle to settle both the Consolidated Amended Class Action Complaint and Consolidated Amended Fund Derivative Complaint, subject to the MDL Court approval. Individual class members have the right to object. On December 15, 2008, the parties reached an agreement in principle to settle the Amended Class Action Complaint for Violations of ERISA, subject to the MDL Court approval. Individual class members have the right to object. No payments are required under the settlement; however, the parties agreed that certain limited changes to benefit plans and participants' accounts would be made.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals in the future.

  Management of Invesco Aim and the Fund believe that the outcome of the Pending Litigation and Regulatory Inquiries described above will have no material adverse affect on the Fund or on the ability of Invesco Aim and IADI to provide ongoing services to the Fund.


63        SHORT-TERM INVESTMENTS TRUST

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder in the Corporate Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2008, through February 28, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------------------
                                                                                HYPOTHETICAL
                                                                          (5% ANNUAL RETURN BEFORE
                                                       ACTUAL                     EXPENSES)
                                             ------------------------------------------------------
                                BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                              ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
       CORPORATE CLASS          (09/01/08)   (02/28/09)(1)   PERIOD(2)     (02/28/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio         $1,000.00      $1,009.80       $0.95       $1,023.85       $0.95        0.19%
---------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio             1,000.00       1,007.50        0.95        1,023.85        0.95        0.19
---------------------------------------------------------------------------------------------------------------
Treasury Portfolio               1,000.00       1,002.90        0.89        1,023.90        0.90        0.18
---------------------------------------------------------------------------------------------------------------
Government & Agency
  Portfolio                      1,000.00       1,005.60        0.90        1,023.90        0.90        0.18
---------------------------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                      1,000.00       1,004.60        0.94        1,023.85        0.95        0.19
---------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve
  Portfolio                      1,000.00       1,007.70        1.44        1,023.36        1.45        0.29
---------------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Funds for the period September 1, 2008, through February 28, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to each Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


64        SHORT-TERM INVESTMENTS TRUST

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. Qualified persons, including beneficial owners of the Fund's shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. To locate each Fund's portfolio holdings information, access the Fund's overview page. Links to each Fund's complete quarterly holdings will be available on this Web page. Shareholders can also look up the Fund's Form N-Q filings on the SEC website, sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the AIM website, invescoaim. com. On the home page, scroll down and click on "Proxy Policy." The information is also available on the SEC website, sec.gov.

      Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the "About Us" tab, click on "Required Notices" and then click on "Proxy Voting Activity." Next, select the Fund from the drop-down menu. This information is also available on the SEC website, sec.gov.

If used after July 20, 2009, this report must be accompanied by a Fund fact sheet for the most recent month-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

      It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                               [INVESCO AIM LOGO]
                                - SERVICE MARK -

             invescoaim.com       STIT-SAR-2      Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]         INSTITUTIONAL CLASS
 - SERVICE MARK -          SHORT-TERM INVESTMENTS TRUST (STIT)
                           Liquid Assets Portfolio
                           STIC Prime Portfolio
                           Treasury Portfolio
                           Government & Agency Portfolio
                           Government TaxAdvantage Portfolio
                           Tax-Free Cash Reserve Portfolio
                           Semiannual Report to Shareholders - February 28, 2009

                               [MOUNTAIN GRAPHIC]

2     Fund Data
3     Letters to Shareholders
4     Schedules of Investments
44    Financial Statements
51    Notes to Financial Statements
62    Financial Highlights
64    Fund Expenses

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

INVESCO AIM CASH MANAGEMENT IS A BRAND NAME ENCOMPASSING PRODUCTS AND SERVICES PROVIDED BY ONE OR MORE SUBSIDIARIES OF INVESCO LTD.

Unless otherwise stated, information presented in this report is as of February 28, 2009, and is based on total net assets. Unless otherwise stated, all data provided by Invesco Aim.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND DATA

INSTITUTIONAL CLASS DATA AS OF 2/28/09

                                           YIELDS
                                      7-DAY SEC YIELDS
                                         HAD FEES NOT               WEIGHTED AVERAGE MATURITY
                                     BEEN WAIVED AND/OR           RANGE DURING
                           7-DAY        EXPENSES NOT     MONTHLY   REPORTING    AT REPORTING
FUND                     SEC YIELDS   BEEN REIMBURSED    YIELDS     PERIOD       PERIOD END     TOTAL NET ASSETS
Liquid Assets               0.97%           0.92%         1.01%   23 - 55 days     48 days        $16.5 billion
STIC Prime                  0.35             0.29         0.35     9 - 28 days     21 days          3.8 billion
Treasury                    0.28             0.22         0.30    27 - 54 days     31 days          7.7 billion
Government & Agency         0.56             0.54         0.61    15 - 47 days     30 days          8.8 billion
Government TaxAdvantage     0.46             0.34         0.42    18 - 38 days     23 days        252.8 million
Tax-Free Cash Reserve       0.56             0.53         0.50    25 - 39 days     30 days          1.4 billion

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invescoaim.com for the most recent month-end performance. Investment return will vary. Had the advisor not waived fees and/or reimbursed expenses, performance would have been lower. Monthly yields represent annualized results for the month, net of fees and expenses, and exclude any realized capital gains or losses.

2     SHORT-TERM INVESTMENTS TRUST

[CROCKETT PHOTO]

Bruce Crockett

Dear Fellow Shareholders:

Since my last letter, continuing troubles in the global economy and financial markets have negatively affected all investors. Even with the stimulus efforts, considerable anxiety remains about how, when and what kind of a recovery will occur. While no one likes to see investment values decline as sharply as they have recently in many global markets, we can find some consolation in the knowledge that our fund investments are more transparent, more comprehensively governed, and more closely regulated than most other kinds of investments.

      We want to take this opportunity to provide a brief update on our money market funds, which are committed to providing safety, liquidity and yield. These funds' conservative investment philosophy, in place for over 28 years, has served our clients well during this very difficult market environment. For example, since the start of the global credit and liquidity crisis in 2007:

- All portfolios have maintained $1.00 net asset values (NAV) at all times in all of our money market funds;

- All redemption requests were made without interruption in all of our money market funds;

- Invesco Aim did not have to purchase any securities out of any money market fund;

- Invesco Aim did not have to provide any form of capital support to any money market fund; and

- No securities experienced downgrades below Tier 1 quality in any money market fund.

      Your Board has already begun the annual review and management contract renewal process with the continuing goal of making the AIM Funds one of the best and most cost-effective ways for you to invest.

      Please feel free to contact me in writing with your questions or concerns. You can send an email to me at bruce@brucecrockett.com.

Best regards,

/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

[KELLEY PHOTO]

Karen Dunn Kelley

Dear Shareholders:

As I write this letter, the turbulence and uncertainty that characterized financial and credit markets in 2008 continues -- and appears likely to continue for the foreseeable future. Global economic weakness, generally disappointing corporate earnings and credit market turmoil prompted investors to become increasingly risk averse during the six months ended February 28, 2009.

      At the same time investors were pouring money into the relative safety of short-term fixed-income instruments, such as money market funds, the U.S. Federal Reserve (the Fed), in concert with other central banks around the globe, was sharply reducing short-term interest rate targets in an effort to stimulate the economy. This increased demand for short-term fixed-income instruments, together with aggressive action by the Fed, caused money market yields to decline sharply during the reporting period.

      The extraordinary economic and market challenges we face have been met with extraordinary government actions intended to bolster investor confidence, provide much-needed liquidity to the credit markets and jumpstart the economy.

      Regardless of economic or market conditions, Invesco Aim Cash Management, part of Invesco Worldwide Fixed Income, continues to emphasize that safety is of paramount importance to the investment process for all of our money market funds. Our conservative investment philosophy, which has been in place for more than 28 years, has always focused on, and will always focus on, providing safety, liquidity and yield -- in that order -- to our money market fund investors.

      All of us at Invesco Aim Worldwide Fixed Income are dedicated to helping our clients achieve their short-term cash management needs. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Cash Management representatives at 800 659 1005.

Sincerely,

/S/ KAREN DUNN KELLEY

Karen Dunn Kelley
CEO, Invesco Worldwide Fixed Income

3     SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

February 28, 2009
(Unaudited)

LIQUID ASSETS PORTFOLIO



                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER-51.66%(a)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES-8.64%

  Amstel Funding Corp.(b)(c)                          2.65%     03/10/09    $    110,000    $   109,927,125
-----------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          2.90%     03/10/09         300,000        299,782,500
-----------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          1.75%     04/09/09          50,000         49,905,208
-----------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          2.30%     04/20/09         500,000        498,402,778
-----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                    0.60%     04/23/09         109,222        109,125,520
-----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                    0.75%     05/04/09         250,000        249,666,667
-----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                    0.75%     05/11/09         200,000        199,704,167
-----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                    0.75%     05/12/09         225,000        224,662,500
-----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                    0.75%     05/13/09         160,000        159,756,667
-----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                    0.75%     05/19/09         200,000        199,670,833
===========================================================================================================
                                                                                              2,100,603,965
===========================================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-9.16%

  Concord Minutemen Capital Co., LLC
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            1.45%     03/02/09          50,000         49,997,986
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            2.30%     03/02/09         200,000        199,987,222
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            2.30%     03/11/09         200,000        199,872,222
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            1.25%     05/22/09         200,000        199,430,556
-----------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            1.65%     03/02/09         175,000        174,991,979
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            2.30%     03/06/09         200,000        199,936,111
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            0.90%     03/23/09         100,000         99,945,000
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            0.90%     03/24/09          80,000         79,954,000
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            1.05%     04/13/09         100,000         99,874,583
-----------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC (CEP-Lloyds TSB Bank
     PLC)(b)(c)                                       0.50%     03/02/09         200,000        199,997,222
-----------------------------------------------------------------------------------------------------------
  Legacy Capital Co., LLC-Series A, (Multi
     CEP's-Liberty Hampshire Co., LLC; agent)(c)      2.40%     04/07/09         150,000        149,630,000
-----------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(c)                                      2.30%     03/09/09         114,000        113,941,734
-----------------------------------------------------------------------------------------------------------
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(c)                                      1.05%     04/01/09         100,000         99,909,583
-----------------------------------------------------------------------------------------------------------
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(c)                                      1.05%     04/02/09         100,000         99,906,667
-----------------------------------------------------------------------------------------------------------
  Liberty Street Funding LLC (CEP-Bank of Nova
     Scotia)(b)(c)                                    0.75%     05/15/09         100,000         99,843,750
-----------------------------------------------------------------------------------------------------------
  Variable Funding Capital Co., LLC
     (CEP-Wells Fargo Bank, N.A.)(c)                  1.44%     03/27/09         100,000         99,896,000
-----------------------------------------------------------------------------------------------------------
     (CEP-Wells Fargo Bank, N.A.)(c)                  0.55%     04/14/09           8,300          8,294,421
-----------------------------------------------------------------------------------------------------------
     (CEP-Wells Fargo Bank, N.A.)(c)                  0.55%     04/22/09          50,000         49,960,278
===========================================================================================================
                                                                                              2,225,369,314
===========================================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-14.59%

  Amsterdam Funding Corp.(c)                          0.85%     05/13/09         100,000         99,827,639
-----------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization, LLC(c)               0.60%     04/16/09         100,000         99,923,333
-----------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization, LLC(c)               0.60%     04/17/09         100,000         99,921,667
-----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

  Atlantic Asset Securitization, LLC(c)               0.62%     04/23/09    $    200,000    $   199,817,444
-----------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization, LLC(c)               0.65%     05/05/09         100,000         99,882,639
-----------------------------------------------------------------------------------------------------------
  Barton Capital, LLC(c)                              0.55%     04/02/09         100,097        100,048,064
-----------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(c)                          0.45%     03/25/09          98,364         98,334,491
-----------------------------------------------------------------------------------------------------------
  Clipper Receivables Co., LLC(c)                     0.70%     03/06/09         285,000        284,972,292
-----------------------------------------------------------------------------------------------------------
  Enterprise Funding Co., LLC(c)                      0.67%     05/20/09          72,024         71,916,764
-----------------------------------------------------------------------------------------------------------
  Falcon Asset Securitization Corp.(c)                0.50%     04/13/09         140,000        139,916,389
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.75%     03/17/09          90,000         89,970,000
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.70%     04/14/09          65,000         64,944,389
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.85%     04/20/09         100,312        100,193,576
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.90%     04/24/09         250,000        249,662,500
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.80%     04/28/09          65,000         64,916,222
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.80%     04/29/09         135,000        134,823,000
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.85%     05/05/09         175,000        174,731,424
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.90%     05/11/09         300,000        299,467,500
-----------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                      0.50%     03/03/09         150,000        149,995,833
-----------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                      0.55%     03/12/09         150,066        150,040,781
-----------------------------------------------------------------------------------------------------------
  Ranger Funding Co., LLC(c)                          0.68%     05/20/09          78,495         78,376,385
-----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(c)                      0.50%     03/25/09         118,000        117,960,667
-----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(c)                      0.60%     04/07/09         100,000         99,938,333
-----------------------------------------------------------------------------------------------------------
  Thames Asset Global Securitization No. 1,
     Inc.(b)(c)                                       0.65%     03/12/09         219,392        219,348,426
-----------------------------------------------------------------------------------------------------------
  Thames Asset Global Securitization No. 1,
     Inc.(b)(c)                                       0.70%     03/17/09          86,399         86,372,120
-----------------------------------------------------------------------------------------------------------
  Tulip Funding Corp.(b)(c)                           0.80%     04/23/09          80,194         80,099,549
-----------------------------------------------------------------------------------------------------------
  Yorktown Capital LLC(c)                             0.65%     04/23/09          90,525         90,438,373
===========================================================================================================
                                                                                              3,545,839,800
===========================================================================================================


ASSET-BACKED SECURITIES-SECURITIES-6.43%

  Aspen Funding Corp.(c)                              1.85%     03/05/09         150,000        149,969,167
-----------------------------------------------------------------------------------------------------------
  Aspen Funding Corp.(c)                              0.92%     04/23/09         100,000         99,864,555
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         1.20%     03/11/09         165,000        164,945,000
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         1.40%     03/20/09         150,000        149,889,167
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         0.90%     04/07/09          45,000         44,958,375
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         0.90%     04/21/09         143,035        142,852,630
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         1.00%     04/22/09         100,000         99,855,556
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         1.00%     04/24/09          40,000         39,940,000
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         1.05%     04/27/09          95,000         94,842,062
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         1.05%     05/07/09         140,000        139,726,417
-----------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(c)                            0.92%     04/24/09         100,000         99,862,000
-----------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd/Corp.(b)(c)                       0.70%     03/02/09          95,000         94,998,153
-----------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd/Corp.(b)(c)                       1.85%     03/02/09         140,000        139,992,805
-----------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd/Corp.(b)(c)                       1.05%     04/06/09         100,000         99,895,000
===========================================================================================================
                                                                                              1,561,590,887
===========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-0.33%

  Market Street Funding LLC(c)                        0.33%     03/02/09    $     80,840    $    80,839,259
===========================================================================================================


CONSUMER FINANCE-0.82%

  HSBC Finance Corp.                                  2.05%     03/10/09         200,000        199,897,500
===========================================================================================================


DIVERSIFIED BANKS-8.09%

  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)         0.82%     04/13/09          50,000         49,951,028
-----------------------------------------------------------------------------------------------------------
  Bank of Nova Scotia(b)                              0.77%     05/11/09         160,000        159,757,022
-----------------------------------------------------------------------------------------------------------
  BNP Paribas Finance Inc.(b)                         1.01%     06/19/09          50,000         49,845,695
-----------------------------------------------------------------------------------------------------------
  Calyon North America Inc.(b)                        2.65%     03/13/09          58,250         58,198,546
-----------------------------------------------------------------------------------------------------------
  Calyon North America Inc.(b)                        1.46%     08/18/09         100,000         99,310,556
-----------------------------------------------------------------------------------------------------------
  ING (US) Funding LLC(b)                             0.60%     03/13/09         100,000         99,980,000
-----------------------------------------------------------------------------------------------------------
  ING (US) Funding LLC(b)                             1.30%     04/06/09         175,000        174,772,500
-----------------------------------------------------------------------------------------------------------
  ING (US) Funding LLC(b)                             0.64%     04/09/09         120,000        119,916,800
-----------------------------------------------------------------------------------------------------------
  Landesbank Baden-Wurttemberg(b)                     0.55%     03/12/09         175,000        174,970,590
-----------------------------------------------------------------------------------------------------------
  Lloyds TSB Bank PLC(b)                              2.00%     03/05/09         126,510        126,481,887
-----------------------------------------------------------------------------------------------------------
  Rabobank USA Financial Corp.(b)                     0.74%     05/11/09         110,000        109,839,461
-----------------------------------------------------------------------------------------------------------
  Santander Central Hispano Finance (Delaware)
     Inc.(b)                                          1.10%     06/09/09          70,000         69,786,111
-----------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             1.94%     03/06/09         175,000        174,952,847
-----------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             0.60%     04/14/09         150,000        149,890,000
-----------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             0.65%     04/20/09         150,000        149,864,583
-----------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             0.95%     05/04/09         200,000        199,662,222
===========================================================================================================
                                                                                              1,967,179,848
===========================================================================================================


LIFE & HEALTH INSURANCE-1.03%

  Metlife Short Term Funding, LLC(c)                  0.65%     03/06/09         250,000        249,977,431
===========================================================================================================


PACKAGED FOODS & MEATS-0.41%

  Nestle Capital Corp.(b)(c)                          0.70%     10/06/09         100,000         99,574,167
===========================================================================================================


REGIONAL BANKS-2.16%

  Abbey National North America LLC(b)                 0.51%     03/16/09         200,000        199,957,500
-----------------------------------------------------------------------------------------------------------
  ANZ National (Int'l) Ltd.(b)(c)                     0.75%     04/14/09         125,000        124,885,417
-----------------------------------------------------------------------------------------------------------
  ANZ National (Int'l) Ltd.(b)(c)                     0.76%     04/20/09         100,000         99,894,445
-----------------------------------------------------------------------------------------------------------
  ANZ National (Int'l) Ltd.(b)(c)                     1.09%     05/05/09         100,000         99,803,194
===========================================================================================================
                                                                                                524,540,556
===========================================================================================================
     Total Commercial Paper (Cost $12,555,412,727)                                           12,555,412,727
===========================================================================================================



CERTIFICATES OF DEPOSIT-24.46%

  Abbey National Treasury Services PLC(d)             0.87%     07/15/09         100,000        100,003,510
-----------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.63%     03/09/09          85,000         85,000,187
-----------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.13%     04/14/09         100,000        100,001,213
-----------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               1.75%     04/15/09         150,000        150,001,864
-----------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.27%     05/11/09         150,000        150,002,931
-----------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               1.67%     06/18/09         150,000        150,004,503
-----------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               1.12%     08/19/09         100,000        100,004,724
-----------------------------------------------------------------------------------------------------------
  Bank of Nova Scotia                                 0.60%     04/06/09          50,000         50,000,499
-----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

  Bank of Nova Scotia (United Kingdom)(b)             0.82%     05/18/09    $    100,000    $   100,002,162
-----------------------------------------------------------------------------------------------------------
  Bank of Nova Scotia                                 0.75%     06/24/09         100,000        100,003,187
-----------------------------------------------------------------------------------------------------------
  BNP Paribas                                         0.91%     05/05/09         100,000        100,001,801
-----------------------------------------------------------------------------------------------------------
  BNP Paribas                                         1.42%     05/22/09         150,000        150,003,397
-----------------------------------------------------------------------------------------------------------
  BNP Paribas                                         1.74%     06/18/09         150,000        150,004,503
-----------------------------------------------------------------------------------------------------------
  BNP Paribas                                         1.08%     07/09/09          30,000         30,018,873
-----------------------------------------------------------------------------------------------------------
  BNP Paribas                                         1.21%     08/17/09         150,000        150,006,999
-----------------------------------------------------------------------------------------------------------
  BNP Paribas                                         1.20%     08/19/09         100,000        100,000,000
-----------------------------------------------------------------------------------------------------------
  BNP Paribas (United Kingdom)(b)                     1.00%     07/13/09         100,000        100,003,703
-----------------------------------------------------------------------------------------------------------
  BNP Paribas (United Kingdom)(b)                     1.20%     07/29/09         100,000        100,004,142
-----------------------------------------------------------------------------------------------------------
  Calyon(d)                                           2.41%     03/11/09         100,000        100,000,000
-----------------------------------------------------------------------------------------------------------
  Calyon                                              2.00%     04/20/09         200,000        200,000,000
-----------------------------------------------------------------------------------------------------------
  Calyon                                              1.15%     05/20/09          50,000         50,000,000
-----------------------------------------------------------------------------------------------------------
  Calyon                                              1.25%     06/08/09         200,000        200,000,000
-----------------------------------------------------------------------------------------------------------
  Calyon                                              1.84%     06/29/09         100,000        100,003,303
-----------------------------------------------------------------------------------------------------------
  Calyon                                              0.90%     07/14/09          50,000         50,001,867
-----------------------------------------------------------------------------------------------------------
  Calyon                                              1.30%     07/29/09         100,000        100,000,000
-----------------------------------------------------------------------------------------------------------
  Calyon                                              1.41%     08/11/09         200,000        200,008,991
-----------------------------------------------------------------------------------------------------------
  Credit Suisse(d)                                    2.24%     06/16/09          50,000         49,994,616
-----------------------------------------------------------------------------------------------------------
  HSBC Bank PLC (United Kingdom)(b)                   1.03%     04/02/09         150,000        150,001,330
-----------------------------------------------------------------------------------------------------------
  HSBC Bank PLC (United Kingdom)(b)                   1.46%     10/09/09         100,000        100,006,100
-----------------------------------------------------------------------------------------------------------
  Landesbank Baden-Wurttemberg                        0.57%     03/20/09         150,000        150,000,848
-----------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(b)    1.00%     04/07/09         150,000        150,001,538
-----------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(b)    0.81%     05/12/09         175,000        175,003,493
-----------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(b)    0.82%     05/18/09         100,000        100,002,162
-----------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  3.02%     03/09/09          50,500         50,526,497
-----------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  2.92%     03/16/09          50,000         50,033,447
-----------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  0.76%     05/11/09         150,000        150,002,953
-----------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  0.95%     08/19/09         150,000        150,007,091
-----------------------------------------------------------------------------------------------------------
  Royal Bank of Canada                                0.60%     05/26/09         100,000        100,000,000
-----------------------------------------------------------------------------------------------------------
  Royal Bank of Canada(d)                             2.12%     12/16/09         150,000        150,000,000
-----------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC(d)                       0.75%     08/06/09         250,000        250,000,000
-----------------------------------------------------------------------------------------------------------
  Societe Generale                                    1.00%     05/11/09         125,000        125,000,000
-----------------------------------------------------------------------------------------------------------
  Societe Generale (United Kingdom)(b)                0.93%     04/02/09         100,000        100,000,887
-----------------------------------------------------------------------------------------------------------
  Societe Generale (United Kingdom)(b)                0.76%     05/15/09         130,000        130,002,027
-----------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B.(d)                       1.73%     07/08/09         100,000        100,000,000
-----------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B.(d)                       1.60%     08/26/09         150,000        150,000,000
-----------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                               2.05%     06/16/09         150,000        150,004,412
-----------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                               1.90%     10/02/09         125,000        125,007,360
-----------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                               1.85%     10/05/09         100,000        100,005,971
-----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

  Toronto-Dominion Bank                               1.51%     11/12/09    $     75,000    $    75,005,271
-----------------------------------------------------------------------------------------------------------
  Westpac Banking Corp.                               1.22%     04/16/09         150,000        150,001,909
===========================================================================================================
     Total Certificates of Deposit (Cost
       $5,945,690,271)                                                                        5,945,690,271
===========================================================================================================



MEDIUM-TERM NOTES-6.92%

  Bank of America Corp., Sr. Unsec. Floating Rate
     MTN(d)                                           1.59%     03/24/09         239,910        239,907,708
-----------------------------------------------------------------------------------------------------------
  BBVA U.S. Senior, S.A. Unipersonal, Sr. Unsec.
     Gtd. Unsub. Floating Rate MTN(b)(c)(d)           1.21%     04/17/09         145,000        145,040,088
-----------------------------------------------------------------------------------------------------------
  ING Bank N.V., Sr. Unsec. Floating Rate
     MTN(b)(c)(d)                                     2.22%     09/16/09         100,000        100,000,000
-----------------------------------------------------------------------------------------------------------
  National City Corp., Sr. Unsec. Floating Rate
     MTN(d)                                           1.54%     03/20/09         139,000        139,021,128
-----------------------------------------------------------------------------------------------------------
  Procter & Gamble International Funding S.C.A.,
     Sr. Unsec. Gtd. Floating Rate MTN(d)             1.49%     02/08/10          80,000         80,000,000
-----------------------------------------------------------------------------------------------------------
  Rabobank Nederland, Series 1537 A, Sr. Floating
     Rate MTN(b)(c)(d)                                1.41%     04/06/09         100,000         99,995,583
-----------------------------------------------------------------------------------------------------------
  Royal Bank of Canada, Series C, Sr. Unsec.
     Floating Rate MTN(d)                             1.29%     07/15/09         150,000        150,000,000
-----------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp., Series B, Floating
     Rate MTN(d)                                      0.72%     08/03/09         150,000        150,000,000
-----------------------------------------------------------------------------------------------------------
  Wachovia Bank N.A., Sr. Unsec. Floating Rate
     MTN(d)                                           1.54%     03/23/09         302,026        302,163,540
-----------------------------------------------------------------------------------------------------------
  Wells Fargo & Co., Sr. Unsec. Floating Rate
     Global MTN(d)                                    0.44%     05/01/09          25,000         24,985,295
-----------------------------------------------------------------------------------------------------------
  Wells Fargo Bank, N.A., Sr. Unsec. Floating Rate
     MTN(d)                                           0.91%     09/08/09         250,000        250,000,000
===========================================================================================================
     Total Medium-Term Notes (Cost $1,681,113,342)                                            1,681,113,342
===========================================================================================================



TIME DEPOSITS-2.11%

  ABN-Amro (Cayman Islands)(b)                        0.22%     03/02/09         337,470        337,470,222
-----------------------------------------------------------------------------------------------------------
  Societe Generale (Cayman Islands)(b)                0.22%     03/02/09         175,000        175,000,000
===========================================================================================================
     Total Time Deposits (Cost $512,470,222)                                                    512,470,222
===========================================================================================================



VARIABLE RATE DEMAND NOTES-1.98%(e)

LETTER OF CREDIT ENHANCED-1.98%(F)

  Atlanticare Health Services, Inc.; Series 2003,
     Taxable Bonds (LOC-Wells Fargo Bank, N.A.)       1.00%     10/01/33          16,190         16,190,000
-----------------------------------------------------------------------------------------------------------
  Baltimore (City of), Maryland (Baltimore City
     Parking System Facilities); Series 2008, Ref.
     Taxable RB (LOC-Bank of America, N.A.)           1.00%     07/01/32          23,000         23,000,000
-----------------------------------------------------------------------------------------------------------
  Benjamin Rose Institute (The) (Kethley House);
     Series 2005, Taxable Notes (LOC-JPMorgan
     Chase Bank, N.A.)                                2.23%     12/01/28           1,828          1,828,000
-----------------------------------------------------------------------------------------------------------
  Centerville (City of), Ohio (Bethany Lutheran
     Village Continuing Care Facility Expansion);
     Series 2007 B, Health Care RB (LOC-PNC Bank,
     N.A.)                                            0.60%     11/01/40          22,270         22,270,000
-----------------------------------------------------------------------------------------------------------
  Chattanooga (City of), Tennessee Industrial
     Development Board (BlueCross BlueShield of
     Tennessee Corporate Campus); Series 2008,
     Taxable IDR (LOC-Bank of America, N.A.)          0.85%     01/01/28         101,000        101,000,000
-----------------------------------------------------------------------------------------------------------
  Hillsborough Community College Foundation, Inc.
     (The); Series 2006, Student Housing RB
     (LOC-Bank of America, N.A.)                      0.61%     12/01/33          14,010         14,010,000
-----------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Fenwick High School); Series 1997,
     RB (LOC-JPMorgan Chase Bank, N.A.)               0.63%     03/01/32          10,800         10,800,000
-----------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Revolving Fund Pooled Financing Program);
     Series 1985 C, RB (LOC-JPMorgan Chase Bank,
     N.A.)                                            0.63%     08/01/15          37,650         37,650,000
-----------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Indiana Historical Society, Inc.); Series
     1997, Educational Facilities RB (LOC-JPMorgan
     Chase Bank, N.A.)                                0.63%     08/01/31          14,900         14,900,000
-----------------------------------------------------------------------------------------------------------
  Indiana (State of) Health and Educational
     Facility Financing Authority (Howard Regional
     Health System); Series 2005, Hospital RB
     (LOC- Harris N.A.)                               0.65%     01/01/35          10,000         10,000,000
-----------------------------------------------------------------------------------------------------------
  JPV Capital, LLC (Towers Partners, LLC/Rose
     Street Partners, LLC/515 Michigan Street
     Partners, LLC); Series 1999-A, Taxable Notes
     (LOC- Wells Fargo Bank, N.A.)                    1.50%     12/01/39           5,050          5,050,000
-----------------------------------------------------------------------------------------------------------
  Lucas (County of) Ohio (ProMedica Healthcare
     System); Series 2008 A, Hospital RB (LOC-UBS
     AG)(b)                                           0.72%     11/15/34          21,900         21,900,000
-----------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (Federation of American Societies for
     Experimental Biology); Series 2008, RB
     (LOC-Wells Fargo Bank, N.A.)                     0.61%     07/01/38          15,500         15,500,000
-----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Massachusetts (State of) Development Finance
     Agency (Clark University); Series 2008, RB
     (LOC-TD Bank, N.A.)                              0.53%     10/01/38    $     16,185    $    16,185,000
-----------------------------------------------------------------------------------------------------------
  Mississippi (State of) Development Bank
     (Harrison (County of)); Series 2008 B, Ref.
     Taxable Special Obligation GO Bonds (LOC-Bank
     of America, N.A.)                                0.85%     10/01/31          14,165         14,165,000
-----------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Educational
     Facilities Authority (RiverWoods Co. at
     Exeter, New Hampshire); Series 2008, RB
     (LOC-Bank of America, N.A.)                      0.57%     03/01/38          15,000         15,000,000
-----------------------------------------------------------------------------------------------------------
  NGSP, Inc.; Series 2006, Sec. Taxable RB
     (LOC-Bank of America, N.A.)                      0.85%     06/01/46          52,350         52,350,000
-----------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Sisters of Charity
     Providence Hospitals); Series 2002, Hospital
     RB (LOC-Wells Fargo Bank, N.A.)                  0.62%     11/01/32          36,670         36,670,000
-----------------------------------------------------------------------------------------------------------
  Southeastern California Conference of Seventh-
     Day Adventists; Series 2008, Taxable RB
     (LOC-Bank of America, N.A.)                      1.05%     06/01/25          10,125         10,125,000
-----------------------------------------------------------------------------------------------------------
  Southglenn Metropolitan District; Series 2007,
     Special RB (LOC-BNP Paribas)(b)                  0.67%     12/01/30          27,950         27,950,000
-----------------------------------------------------------------------------------------------------------
  Wilmington (City of), Delaware (Delaware Art
     Museum, Inc.); Series 2003, RB (LOC-Wells
     Fargo Bank, N.A.)                                0.63%     10/01/37          14,800         14,800,000
===========================================================================================================
     Total Variable Rate Demand Notes (Cost
       $481,343,000)                                                                            481,343,000
===========================================================================================================



PROMISSORY NOTES-0.93%

  Goldman Sachs Group Inc. (Acquired 01/23/09;
     Cost $225,000,000)(c)                            0.64%     05/28/09         225,000        225,000,000
===========================================================================================================



U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-0.82%

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-0.82%

  Unsec. Floating Rate Global Notes(d)                1.25%     07/12/10         100,000        100,000,000
-----------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate MTN(d)                         0.59%     01/08/10         100,000        100,000,000
===========================================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $200,000,000)                                                           200,000,000
===========================================================================================================



U.S. TREASURY BILLS-0.82%

  U.S. Treasury Bills(a) (Cost $199,710,583)          0.35%     07/30/09         200,000        199,710,583
===========================================================================================================



FUNDING AGREEMENTS-0.41%

  MetLife Insurance Co. of Connecticut, Floating
     Rate (Acquired 08/27/07; Cost
     $100,000,000)(c)(d)                              1.71%     09/25/09         100,000        100,000,000
===========================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-90.11% (Cost $21,900,740,145)                                                  21,900,740,145
===========================================================================================================


                                                                             REPURCHASE
                                                                               AMOUNT

REPURCHASE AGREEMENTS-9.86%(g)

  Barclays Capital Inc., Joint agreement dated
     02/27/09, aggregate maturing value
     $1,898,147,828 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,936,067,768; 0%-5.50%, 03/05/09-
     12/14/22)                                        0.27%     03/02/09     544,471,449        544,459,199
-----------------------------------------------------------------------------------------------------------


  Barclays Capital Inc., Joint agreement dated
     02/27/09, aggregate maturing value
     $1,915,375,672 (collateralized by U.S.
     Treasury obligations valued at
     $1,953,640,922; 1.13%-8.13%, 12/15/10-
     05/15/30)                                        0.26%     03/02/09     930,651,734        930,631,570
-----------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Joint agreement
     dated 02/27/09, aggregate maturing value
     $1,000,022,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,020,003,099; 0%-6.63%, 04/03/09-
     11/23/35)                                        0.27%     03/02/09     225,005,062        225,000,000
-----------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Joint agreement
     dated 02/27/09, aggregate maturing value
     $200,008,542 (collateralized by U.S.
     Government sponsored agency and Corporate
     obligations valued at $210,000,000; 0%-6.73%,
     01/19/25-02/25/47)(b)                            0.51%     03/02/09     194,711,901        194,703,586
-----------------------------------------------------------------------------------------------------------
  Deutsche Bank Securities Inc., Joint agreement
     dated 02/27/09, aggregate maturing value
     $250,006,042 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $255,000,001; 4.50%-7.00%,
     01/01/19-01/01/39)                               0.29%     03/02/09      77,659,269         77,657,392
-----------------------------------------------------------------------------------------------------------
  Societe Generale, Joint agreement dated
     02/27/09, aggregate maturing value
     $1,000,022,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,020,000,666; 0%-7.00%, 03/03/09-
     08/06/38)                                        0.27%     03/02/09     225,005,063        225,000,000
-----------------------------------------------------------------------------------------------------------
  UBS Securities LLC, Joint agreement dated
     02/27/09, aggregate maturing value
     $800,016,667 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $816,002,665; 0%-8.88%, 07/15/18-
     07/15/29)                                        0.25%     03/02/09     100,002,083        100,000,000
-----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                    INTEREST    MATURITY     REPURCHASE
                                                      RATE        DATE         AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

  Wachovia Capital Markets, LLC, Joint agreement
     dated 02/27/09, aggregate maturing value
     $150,007,656 (collateralized by Corporate
     obligations valued at $157,500,000; 0%-2.10%,
     04/30/12-03/15/28)                               0.61%     03/02/09    $100,128,871    $   100,123,761
===========================================================================================================
     Total Repurchase Agreements (Cost
       $2,397,575,508)                                                                        2,397,575,508
===========================================================================================================
TOTAL INVESTMENTS(h)(i)-99.97% (Cost
  $24,298,315,653)                                                                           24,298,315,653
===========================================================================================================
OTHER ASSETS LESS LIABILITIES-0.03%                                                               7,490,825
===========================================================================================================
NET ASSETS-100.00%                                                                          $24,305,806,478
___________________________________________________________________________________________________________
===========================================================================================================




Investment Abbreviations:

CEP     - Credit Enhancement Provider
GO      - General Obligation Bonds
Gtd.    - Guaranteed
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
MTN     - Medium-Term Notes
Ref.    - Refunding
RB      - Revenue Bonds
Sr.     - Senior
Unsec.  - Unsecured
Unsub.  - Unsubordinated


Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 14.48%; United Kingdom: 11.17%; other countries less than 5% each: 12.19%.
(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2009 was $10,908,364,578, which represented 44.88% of the Fund's Net Assets.
(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2009.
(e) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2009.
(f) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)   Principal amount equals value at period end. See Note 1K.
(h) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.
(i)   Also represents cost for federal income tax purposes.

FUND COMPOSITION BY MATURITY

In days, as of 2/28/09



-------------------------------------------------------------------------
1-7                                                                  27.0%
-------------------------------------------------------------------------
8-30                                                                 17.8
-------------------------------------------------------------------------
31-90                                                                43.4
-------------------------------------------------------------------------
91-180                                                                9.7
-------------------------------------------------------------------------
181+                                                                  2.1
_________________________________________________________________________
=========================================================================



The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

February 28, 2009
(Unaudited)

STIC PRIME PORTFOLIO



                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
----------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER-87.86%(a)

ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-9.58%

  Old Line Funding, LLC(b)                            0.25%     03/02/09    $     96,410    $   96,409,330
----------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                            0.35%     03/06/09          72,435        72,431,479
----------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                            0.30%     03/13/09         150,000       149,985,000
----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         0.45%     03/04/09          50,000        49,998,125
----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         0.45%     03/13/09          36,285        36,279,557
----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         0.43%     03/16/09          28,266        28,260,936
----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         0.48%     03/20/09          73,000        72,981,507
----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         0.55%     04/06/09          37,530        37,509,358
----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         0.55%     04/08/09          90,000        89,947,750
----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         0.45%     04/13/09          16,938        16,928,896
==========================================================================================================
                                                                                               650,731,938
==========================================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-20.69%

  Concord Minutemen Capital Co., LLC-Series A,
     (Multi CEP's-Liberty Hampshire Co., LLC;
     agent)(b)                                        0.85%     03/16/09          60,000        59,978,750
----------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                            0.90%     03/23/09         100,000        99,945,000
----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                            0.90%     03/24/09          45,000        44,974,125
----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                            0.85%     03/27/09          90,000        89,944,750
----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                            1.05%     04/13/09         100,000        99,874,583
----------------------------------------------------------------------------------------------------------
  Kitty Hawk Funding Corp. (CEP-Bank of America,
     N.A.)(b)                                         0.29%     03/12/09          30,000        29,997,388
----------------------------------------------------------------------------------------------------------
  Legacy Capital Co., LLC
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                            1.05%     04/13/09          85,000        84,893,396
----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                            1.05%     04/14/09          80,000        79,897,333
----------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(b)                                      0.95%     03/17/09         130,000       129,945,111
----------------------------------------------------------------------------------------------------------
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(b)                                      1.05%     04/01/09          60,000        59,945,750
----------------------------------------------------------------------------------------------------------
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(b)                                      1.05%     04/13/09         100,000        99,874,583
----------------------------------------------------------------------------------------------------------
  Ticonderoga Funding LLC (CEP-Bank of America,
     N.A.)(b)                                         0.50%     03/19/09         220,600       220,544,850
----------------------------------------------------------------------------------------------------------
  Variable Funding Capital Co., LLC
     (CEP-Wells Fargo Bank, N.A.)(b)                  0.50%     03/06/09         200,000       199,986,111
----------------------------------------------------------------------------------------------------------
     (CEP-Wells Fargo Bank, N.A.)(b)                  0.40%     03/27/09          50,000        49,985,556
----------------------------------------------------------------------------------------------------------
     (CEP-Wells Fargo Bank, N.A.)(b)                  0.50%     04/27/09          55,872        55,827,768
==========================================================================================================
                                                                                             1,405,615,054
==========================================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-23.98%

  Amsterdam Funding Corp.(b)                          0.55%     03/05/09          25,000        24,998,472
----------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          0.75%     04/14/09          40,000        39,963,333
----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

  Atlantic Asset Securitization, LLC(b)               0.30%     03/03/09    $    100,000    $   99,998,333
----------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization, LLC(b)               0.50%     03/20/09         100,000        99,973,611
----------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization, LLC(b)               0.55%     04/13/09          70,000        69,954,014
----------------------------------------------------------------------------------------------------------
  Barton Capital, LLC(b)                              0.30%     03/05/09          90,000        89,997,000
----------------------------------------------------------------------------------------------------------
  Barton Capital, LLC(b)                              0.30%     03/09/09          99,000        98,993,400
----------------------------------------------------------------------------------------------------------
  Barton Capital, LLC(b)                              0.40%     03/10/09          35,000        34,996,500
----------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(b)                          0.45%     03/25/09          72,000        71,978,400
----------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(b)                          0.55%     04/02/09          50,000        49,975,556
----------------------------------------------------------------------------------------------------------
  Edison Asset Securitization, LLC(b)                 0.30%     03/27/09          45,000        44,990,250
----------------------------------------------------------------------------------------------------------
  Edison Asset Securitization, LLC(b)                 0.50%     04/21/09          38,000        37,973,083
----------------------------------------------------------------------------------------------------------
  Enterprise Funding Co., LLC(b)                      0.60%     04/02/09          70,000        69,962,667
----------------------------------------------------------------------------------------------------------
  Falcon Asset Securitization Corp.(b)                0.30%     03/04/09          77,000        76,998,075
----------------------------------------------------------------------------------------------------------
  Falcon Asset Securitization Corp.(b)                0.50%     04/09/09          70,000        69,962,084
----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 0.50%     03/03/09          78,000        77,997,833
----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 0.40%     03/06/09          25,000        24,998,611
----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 0.45%     03/06/09          68,000        67,995,750
----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 0.35%     03/13/09          90,000        89,989,500
----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 0.70%     04/16/09          60,000        59,946,333
----------------------------------------------------------------------------------------------------------
  Ranger Funding Co., LLC(b)                          0.30%     03/02/09          72,040        72,039,403
----------------------------------------------------------------------------------------------------------
  Ranger Funding Co., LLC(b)                          0.60%     04/03/09          55,060        55,029,717
----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                      0.55%     03/04/09          50,000        49,997,708
----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                      0.35%     03/06/09         100,000        99,995,139
----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                      0.30%     03/09/09          50,000        49,996,667
==========================================================================================================
                                                                                             1,628,701,439
==========================================================================================================


ASSET-BACKED SECURITIES-SECURITIES-5.04%

  Aspen Funding Corp.(b)                              0.60%     03/05/09          62,358        62,353,843
----------------------------------------------------------------------------------------------------------
  Aspen Funding Corp.(b)                              0.70%     03/16/09          70,000        69,979,583
----------------------------------------------------------------------------------------------------------
  Aspen Funding Corp.(b)                              0.80%     04/02/09         100,000        99,928,889
----------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(b)                            0.60%     03/20/09         110,000       109,965,166
==========================================================================================================
                                                                                               342,227,481
==========================================================================================================


ASSET-BACKED SECURITIES-TRADE RECEIVABLES-3.83%

  CAFCO, LLC(b)                                       0.62%     03/18/09         130,000       129,961,939
----------------------------------------------------------------------------------------------------------
  CAFCO, LLC(b)                                       0.62%     03/19/09         130,000       129,959,700
==========================================================================================================
                                                                                               259,921,639
==========================================================================================================


CONSUMER FINANCE-6.33%

  HSBC Finance Corp.                                  0.40%     03/05/09         100,000        99,995,555
----------------------------------------------------------------------------------------------------------
  HSBC Finance Corp.                                  0.35%     03/11/09          50,000        49,995,139
----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
----------------------------------------------------------------------------------------------------------
CONSUMER FINANCE-(CONTINUED)

  Toyota Motor Credit Corp.                           0.35%     03/25/09    $    100,000    $   99,976,667
----------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           0.40%     03/26/09         180,000       179,950,000
==========================================================================================================
                                                                                               429,917,361
==========================================================================================================


INTEGRATED OIL & GAS-4.41%

  Chevron Corp.                                       0.34%     03/27/09         100,000        99,975,444
----------------------------------------------------------------------------------------------------------
  Chevron Corp.                                       0.43%     04/02/09         100,000        99,961,778
----------------------------------------------------------------------------------------------------------
  Chevron Corp.                                       0.43%     04/03/09         100,000        99,960,583
==========================================================================================================
                                                                                               299,897,805
==========================================================================================================


LIFE & HEALTH INSURANCE-4.64%

  Metlife Short Term Funding, LLC(b)                  0.67%     03/02/09         100,000        99,998,139
----------------------------------------------------------------------------------------------------------
  Metlife Short Term Funding, LLC(b)                  0.68%     03/03/09          65,000        64,997,544
----------------------------------------------------------------------------------------------------------
  Metlife Short Term Funding, LLC(b)                  0.58%     03/04/09         100,000        99,995,167
----------------------------------------------------------------------------------------------------------
  Metlife Short Term Funding, LLC(b)                  0.85%     03/18/09          50,000        49,979,931
==========================================================================================================
                                                                                               314,970,781
==========================================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-4.86%

  General Electric Capital Services Inc.              0.20%     03/13/09         100,000        99,993,333
----------------------------------------------------------------------------------------------------------
  General Electric Capital Services Inc.              0.33%     03/24/09         100,000        99,978,917
----------------------------------------------------------------------------------------------------------
  General Electric Capital Services Inc.              0.55%     04/13/09         130,000       129,914,597
==========================================================================================================
                                                                                               329,886,847
==========================================================================================================


SOFT DRINKS-4.50%

  Coca-Cola Co.(b)                                    0.20%     03/05/09         125,000       124,997,223
----------------------------------------------------------------------------------------------------------
  Coca-Cola Co.(b)                                    0.35%     04/03/09          91,000        90,970,804
----------------------------------------------------------------------------------------------------------
  Coca-Cola Co.(b)                                    0.40%     04/13/09          89,600        89,557,191
==========================================================================================================
                                                                                               305,525,218
==========================================================================================================
     Total Commercial Paper (Cost $5,967,395,563)                                            5,967,395,563
==========================================================================================================



CERTIFICATES OF DEPOSIT-3.53%

  Chase Bank USA, N.A.                                0.25%     03/12/09         100,000       100,000,000
----------------------------------------------------------------------------------------------------------
  Chase Bank USA, N.A.                                0.25%     03/13/09         100,000       100,000,000
----------------------------------------------------------------------------------------------------------
  Chase Bank USA, N.A.                                0.50%     04/09/09          40,000        40,000,000
==========================================================================================================
     Total Certificates of Deposit (Cost
       $240,000,000)                                                                           240,000,000
==========================================================================================================



MEDIUM-TERM NOTE-1.77%

  JP Morgan Chase & Co., Sr. Unsec. Floating Rate
     MTN(c)                                           1.47%     04/03/09          95,566        95,646,038
----------------------------------------------------------------------------------------------------------
  Wachovia Bank N.A., Sr. Unsec. Floating Rate
     MTN(c)                                           1.54%     03/23/09          25,000        25,015,063
==========================================================================================================
     Total Medium-Term Notes (Cost $120,661,101)                                               120,661,101
==========================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-93.16% (Cost $6,328,056,664)                                                   6,328,056,664
==========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                    INTEREST    MATURITY     REPURCHASE
                                                      RATE        DATE         AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-6.86%(d)

  Barclays Capital Inc., Joint agreement dated
     02/27/09, aggregate maturing value
     $1,898,147,828 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,936,067,768; 0%-5.50%, 03/05/09-
     12/14/22),                                       0.27%     03/02/09    $140,725,280    $  140,722,114
----------------------------------------------------------------------------------------------------------
  RBC Capital Markets Corp., Agreement dated
     02/27/09 maturing value $325,007,854
     (collateralized by U.S. Government sponsored
     agency obligations valued at $331,500,000;
     4.50%-5.50%, 06/01/37-02/15/39),                 0.29%     03/02/09     325,007,854       325,000,000
==========================================================================================================
     Total Repurchase Agreements (Cost
       $465,722,114)                                                                           465,722,114
==========================================================================================================
TOTAL INVESTMENTS-100.02% (Cost
  $6,793,778,778)(e)(f)                                                                      6,793,778,778
==========================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.02)%                                                           (1,668,214)
==========================================================================================================
NET ASSETS-100.00%                                                                          $6,792,110,564
__________________________________________________________________________________________________________
==========================================================================================================




Investment Abbreviations:

CEP     - Credit Enhancement Provider
MTN     - Medium-Term Notes
Sr.     - Senior
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2009 was $4,907,693,550, which represented 72.26% of the Fund's Net Assets.
(c) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2009.
(d)   Principal amount equals value at period end. See Note 1K.
(e)   Also represents cost for federal income tax purposes.
(f) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

FUND COMPOSITION BY MATURITY

In days, as of 2/28/09



-------------------------------------------------------------------------
1-7                                                                  31.3%
-------------------------------------------------------------------------
8-14                                                                 12.4
-------------------------------------------------------------------------
15-21                                                                16.2
-------------------------------------------------------------------------
22-28                                                                13.3
-------------------------------------------------------------------------
29-35                                                                10.6
-------------------------------------------------------------------------
36-42                                                                 3.5
-------------------------------------------------------------------------
43-60                                                                12.7
_________________________________________________________________________
=========================================================================



The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

February 28, 2009
(Unaudited)

TREASURY PORTFOLIO



                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------

U.S. TREASURY SECURITIES-41.53%

U.S. TREASURY BILLS-38.14%(A)

  U.S. Treasury Bills                                 0.14%     03/05/09    $      300,000    $   299,995,333
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.05%     03/05/09           300,000        299,965,000
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.10%     03/05/09           300,000        299,963,333
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.19%     03/05/09           300,000        299,960,333
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.94%     03/05/09           200,000        199,956,900
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.93%     03/12/09           200,000        199,882,086
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.15%     03/19/09           270,000        269,979,750
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.06%     04/02/09           400,000        399,980,445
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.10%     04/02/09           350,000        349,968,889
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.14%     04/02/09           100,000         99,898,667
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.11%     04/09/09           200,000        199,975,083
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.14%     04/09/09           200,000        199,969,775
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.19%     04/09/09           250,000        249,948,677
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.20%     04/09/09           275,000        274,940,417
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.15%     04/09/09           100,000         99,875,417
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.11%     04/16/09           400,000        399,943,778
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.11%     04/16/09           200,000        199,970,739
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.30%     04/16/09           300,000        299,886,917
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.03%     04/16/09           100,000         99,868,197
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.55%     04/23/09           100,000         99,771,806
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.75%     04/23/09           100,000         99,742,361
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.74%     04/29/09           300,000        299,636,167
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.28%     04/29/09           100,000         99,790,222
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.13%     04/30/09           300,000        299,932,750
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.96%     05/07/09           100,000         99,821,333
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.04%     05/07/09           100,000         99,805,514
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.87%     05/15/09           200,000        199,635,625
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.90%     05/15/09           200,000        199,625,000
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.99%     05/15/09           100,000         99,793,750
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.63%     06/04/09           250,000        249,584,375
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.15%     06/04/09           100,000         99,696,528
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.17%     06/04/09           150,000        149,537,073
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.22%     06/11/09           200,000        199,875,333
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.30%     06/11/09           200,000        199,830,000
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.27%     07/02/09           200,000        199,812,083
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.51%     07/02/09           150,000        149,738,625
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.71%     07/02/09           250,000        249,389,698
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
U.S. TREASURY BILLS-(CONTINUED)

  U.S. Treasury Bills                                 0.73%     07/02/09    $      150,000    $   149,625,875
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.95%     07/02/09           150,000        149,513,381
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.00%     07/02/09           250,000        249,146,261
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.33%     07/02/09           100,000         99,545,583
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.28%     07/16/09           200,000        199,783,083
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.32%     07/30/09           250,000        249,664,444
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.35%     07/30/09           100,000         99,855,292
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.44%     07/30/09           150,000        149,094,000
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.50%     08/27/09           205,000        204,490,347
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.50%     08/27/09           180,000        179,548,473
=============================================================================================================
                                                                                                9,569,214,718
=============================================================================================================


U.S. TREASURY NOTES-3.39%

  U.S. Treasury Notes                                 3.13%     04/15/09            20,000         20,074,465
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Notes                                 4.50%     04/30/09           125,000        125,519,836
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Notes                                 3.88%     05/15/09           150,000        150,564,843
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Notes                                 4.88%     05/15/09           550,000        555,302,860
=============================================================================================================
                                                                                                  851,462,004
=============================================================================================================
     Total U.S. Treasury Securities (Cost
       $10,420,676,722)                                                                        10,420,676,722
=============================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-41.53% (Cost $10,420,676,722)                                                    10,420,676,722
=============================================================================================================


                                                                              REPURCHASE
                                                                                AMOUNT

REPURCHASE AGREEMENTS-58.44%(b)

  Banc of America Securities LLC, Agreement dated
     02/27/09, maturing value $1,150,024,917
     (collateralized by U.S. Treasury obligations
     valued at $1,173,000,035; 0%-6.50%, 07/31/09-
     08/15/27),                                       0.26%     03/02/09     1,150,024,917      1,150,000,000
-------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     02/27/09, aggregate maturing value
     $1,915,375,672 (collateralized by U.S.
     Treasury obligations valued at
     $1,953,640,922; 1.13%-8.13%, 12/15/10-
     05/15/30),                                       0.26%     03/02/09       984,723,938        984,702,603
-------------------------------------------------------------------------------------------------------------
  BMO Capital Markets Corp., Agreement dated
     02/27/09, maturing value $100,002,000
     (collateralized by a U.S. Treasury obligation
     valued at $102,000,086; 2.38%, 01/15/25),        0.24%     03/02/09       100,002,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Agreement dated
     02/27/09, maturing value $1,150,024,917
     (collateralized by U.S. Treasury obligations
     valued at $1,173,000,065; 0%-4.88%, 11/19/09-
     08/15/16),                                       0.26%     03/02/09     1,150,024,917      1,150,000,000
-------------------------------------------------------------------------------------------------------------
  CIBC World Markets, Corp., Agreement dated
     02/27/09, maturing value $100,002,167
     (collateralized by U.S. Treasury obligations
     valued at $102,002,105; 0%-4.63%, 07/15/09-
     01/15/14),                                       0.26%     03/02/09       100,002,167        100,000,000
-------------------------------------------------------------------------------------------------------------
  Credit Suisse Securities (USA) LLC, Agreement
     dated 02/27/09, maturing value $1,000,020,833
     (collateralized by U.S. Treasury obligations
     valued at $1,020,001,477; 4.50%-11.25%,
     02/15/15-05/15/38),                              0.25%     03/02/09     1,000,020,833      1,000,000,000
-------------------------------------------------------------------------------------------------------------
  Deutsche Bank Securities Inc., Agreement dated
     02/27/09, maturing value $2,000,041,667
     (collateralized by U.S. Treasury obligations
     valued at $2,040,000,096; 0.63%-8.50%,
     11/15/11-04/15/28),                              0.25%     03/02/09     2,000,041,667      2,000,000,000
-------------------------------------------------------------------------------------------------------------
  Greenwich Capital Markets, Inc., Agreement dated
     02/27/09, maturing value $750,016,250
     (collateralized by U.S. Treasury obligations
     valued at $765,005,452; 0%-4.25%, 01/15/10-
     07/15/18),                                       0.26%     03/02/09       750,016,250        750,000,000
-------------------------------------------------------------------------------------------------------------
  HSBC Securities (USA) Inc., Agreement dated
     02/27/09, maturing value $1,750,037,917
     (collateralized by U.S. Treasury obligations
     valued at $1,785,003,509; 0%-13.25%,
     03/15/09-02/15/39),                              0.26%     03/02/09     1,750,037,917      1,750,000,000
-------------------------------------------------------------------------------------------------------------
  JPMorgan Securities Inc., Agreement dated
     02/27/09, maturing value $2,500,050,000
     (collateralized by U.S. Treasury obligations
     valued at $2,550,000,410; 0%-2.13%, 03/05/09-
     04/30/10),                                       0.24%     03/02/09     2,500,050,000      2,500,000,000
-------------------------------------------------------------------------------------------------------------
  Morgan Stanley, Agreement dated 02/27/09,
     maturing value $175,002,917 (collateralized
     by U.S. Treasury obligations valued at
     $179,901,544; 1.75%-4.25%, 01/15/10-
     04/15/32),                                       0.20%     03/02/09       175,002,917        175,000,000
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                    INTEREST    MATURITY      REPURCHASE
                                                      RATE        DATE          AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

  Societe Generale, Agreement dated 02/27/09,
     maturing value $2,000,043,333 (collateralized
     by U.S. Treasury obligations valued at
     $2,040,000,075; 0%-12.50%, 03/19/09-
     02/15/39),                                       0.26%     03/02/09    $2,000,043,333    $ 2,000,000,000
-------------------------------------------------------------------------------------------------------------
  UBS Securities LLC, Agreement dated 02/27/09,
     maturing value $1,000,019,167 (collateralized
     by U.S. Treasury obligations valued at
     $1,020,004,914; 0%-1.13%, 03/12/09-01/15/12),    0.23%     03/02/09     1,000,019,167      1,000,000,000
=============================================================================================================
     Total Repurchase Agreements (Cost
       $14,659,702,603)                                                                        14,659,702,603
=============================================================================================================
TOTAL INVESTMENTS(c)-99.97% (Cost $25,080,379,325)                                             25,080,379,325
=============================================================================================================
OTHER ASSETS LESS LIABILITIES-0.03%                                                                 6,413,294
=============================================================================================================
NET ASSETS-100.00%                                                                            $25,086,792,619
_____________________________________________________________________________________________________________
=============================================================================================================




Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)  Principal amount equals value at period end. See Note 1K.
(c)  Also represents cost for federal income tax purposes.

FUND COMPOSITION BY MATURITY

In days, as of 2/28/09



-------------------------------------------------------------------------
1-7                                                                  64.1%
-------------------------------------------------------------------------
8-30                                                                  1.9
-------------------------------------------------------------------------
31-90                                                                21.2
-------------------------------------------------------------------------
91-180                                                               11.3
-------------------------------------------------------------------------
181+                                                                  1.5
_________________________________________________________________________
=========================================================================



The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

February 28, 2009
(Unaudited)

GOVERNMENT & AGENCY PORTFOLIO



                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-51.63%

FEDERAL FARM CREDIT BANK (FFCB)-4.93%(A)

  Floating Rate Bonds                                 0.29%     03/17/09    $       75,000    $    75,000,000
-------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                 0.95%     05/19/09           140,000        140,000,000
-------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                 0.51%     08/28/09            40,000         40,000,000
-------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                 1.43%     09/22/09            25,000         25,000,000
-------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                 1.25%     11/12/09           125,000        125,000,000
-------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                 1.10%     11/20/09            50,000         50,000,000
-------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                 0.36%     12/21/09           150,000        148,823,138
-------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                 0.72%     12/21/09            75,000         75,000,000
=============================================================================================================
                                                                                                  678,823,138
=============================================================================================================


FEDERAL HOME LOAN BANK (FHLB)-26.13%

  Unsec. Bonds                                        2.85%     03/04/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.38%     03/10/09            15,000         15,000,570
-------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        3.25%     03/30/09            60,000         60,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        3.24%     04/03/09            70,000         70,005,940
-------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.36%     05/05/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.38%     05/13/09            43,190         43,162,988
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.12%     03/02/09             6,820          6,819,977
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.10%     03/02/09            90,000         89,997,250
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.05%     03/02/09            15,000         14,999,146
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.30%     03/31/09           150,000        149,962,500
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.54%     04/13/09            50,000         49,848,306
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               3.10%     04/13/09            50,000         49,814,861
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.50%     04/14/09           140,000        139,572,222
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               3.00%     04/21/09            75,000         74,681,250
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.39%     04/24/09           120,000        119,929,800
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.24%     04/28/09           150,000        149,942,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.31%     04/30/09            75,000         74,961,250
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.00%     05/04/09            50,000         49,822,222
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.50%     05/11/09            75,000         74,778,125
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.80%     05/13/09            80,800         80,505,080
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.29%     05/21/09           150,000        149,902,125
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.37%     06/09/09            50,000         49,948,611
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.48%     06/19/09            39,380         39,322,243
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.40%     06/22/09           136,291        136,119,879
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.40%     06/29/09            50,000         49,933,333
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.40%     07/08/09            50,000         49,928,333
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.66%     09/10/09            75,000         74,734,625
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK (FHLB)-(CONTINUED)

  Unsec. Disc. Notes(b)                               0.55%     10/09/09    $       50,000    $    49,830,417
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.43%     03/20/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       1.30%     03/26/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.48%     03/27/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       1.47%     04/01/09            75,000         75,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.50%     04/03/09           150,000        149,999,954
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.42%     04/21/09            50,000         49,998,964
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.90%     06/10/09            75,000         75,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.57%     07/07/09           100,000         99,968,395
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       1.37%     11/18/09            75,000         75,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.58%     01/19/10            75,000         75,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.72%     02/04/10           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.86%     02/26/10           125,000        124,983,640
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                1.05%     05/27/09           132,000        132,010,866
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.19%     09/10/09            80,000         80,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                0.39%     12/23/09            50,000         49,950,581
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                0.33%     12/28/09           100,000         99,975,996
=============================================================================================================
                                                                                                3,600,411,449
=============================================================================================================


FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-13.95%

  Sr. Unsec. Disc. Notes(b)                           1.09%     03/02/09           100,000         99,996,972
-------------------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           0.92%     03/03/09           100,000         99,994,889
-------------------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           1.15%     03/06/09            50,000         49,992,014
-------------------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           1.20%     03/18/09            25,000         24,985,833
-------------------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           1.15%     03/24/09            93,000         92,931,671
-------------------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           3.05%     03/30/09            46,964         46,848,612
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.60%     04/13/09            75,000         74,767,083
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.73%     04/21/09            44,820         44,773,649
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.07%     05/05/09            70,000         69,864,764
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.10%     05/06/09            50,000         49,899,167
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.92%     06/01/09            22,145         22,092,935
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.46%     06/09/09           100,000         99,872,222
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.46%     06/15/09            50,000         49,932,278
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.46%     06/19/09           100,000         99,859,444
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.51%     06/23/09            93,500         93,348,998
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.05%     06/23/09            50,000         49,675,417
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.45%     06/30/09            80,000         79,879,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.50%     07/28/09           125,000        124,741,319
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.70%     09/14/09            50,000         49,808,472
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.70%     09/21/09           100,000         99,603,333
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(a)                0.37%     10/08/09            75,000         74,941,987
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(a)                0.36%     12/16/09           100,000         99,707,085
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-(CONTINUED)

  Unsec. Floating Rate Global Notes(a)                1.25%     07/12/10    $      100,000    $   100,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate MTN(a)                         0.45%     09/21/09            74,500         74,476,573
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate MTN(a)                         0.59%     01/08/10            75,000         75,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate MTN(a)                         1.10%     02/09/10            75,000         75,000,000
=============================================================================================================
                                                                                                1,921,993,717
=============================================================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-6.62%

  Sr. Unsec. Disc. Notes(b)                           0.95%     03/11/09            35,000         34,990,764
-------------------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           1.20%     03/16/09           100,000         99,950,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.10%     04/08/09           150,000        149,667,500
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.22%     05/01/09            75,000         74,972,042
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.33%     05/01/09            30,000         29,881,558
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.31%     05/26/09           100,000         99,925,945
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.32%     06/03/09            75,000         74,937,333
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.50%     06/04/09            90,000         89,881,250
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               3.20%     10/07/09            50,000         49,022,222
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.00%     12/03/09           100,000         99,230,556
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(a)                1.24%     07/13/10            60,000         59,971,701
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Notes(a)                       1.27%     10/27/09            50,000         50,000,000
=============================================================================================================
                                                                                                  912,430,871
=============================================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $7,113,659,175)                                                         7,113,659,175
=============================================================================================================


U.S. TREASURY BILLS-0.54%

  U.S. Treasury Bills(b)(Cost $74,891,469)            0.35%     07/30/09            75,000         74,891,469
=============================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-52.17% (Cost $7,188,550,644)                                                      7,188,550,644
=============================================================================================================


                                                                              REPURCHASE
                                                                                AMOUNT

REPURCHASE AGREEMENTS-47.82%(c)

  Banc of America Securities LLC, Agreement dated
     02/27/09, maturing value $500,011,250
     (collateralized by U.S. Government sponsored
     agency obligations valued at $510,000,350;
     0%-6.75%, 04/09/09-01/15/48),                    0.27%     03/02/09       500,011,250        500,000,000
-------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     02/27/09, aggregate maturing value
     $1,898,147,828 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,936,067,768; 0%-5.50%, 03/05/09-
     12/14/22),                                       0.27%     03/02/09     1,088,106,440      1,088,081,958
-------------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Joint agreement
     dated 02/27/09, aggregate maturing value
     $1,000,022,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,020,003,099; 0%-6.63%, 04/03/09-
     11/23/35),                                       0.27%     03/02/09       700,015,750        700,000,000
-------------------------------------------------------------------------------------------------------------
  Deutsche Bank Securities Inc., Agreement dated
     02/27/09, maturing value $1,200,027,000
     (collateralized by U.S. Government sponsored
     agency obligations valued at $1,224,000,503;
     0%-6.50%, 03/02/09-03/06/37),                    0.27%     03/02/09     1,200,027,000      1,200,000,000
-------------------------------------------------------------------------------------------------------------
  HSBC Securities (USA) Inc., Joint agreement
     dated 02/27/09, aggregate maturing value
     $1,000,022,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,020,003,870; 0%-10.70%,
     08/15/09-07/15/37),                              0.27%     03/02/09       900,020,250        900,000,000
-------------------------------------------------------------------------------------------------------------
  Morgan Stanley, Agreement dated 02/27/09,
     maturing value $525,010,063 (collateralized
     by U.S. Government sponsored agency
     obligations valued at $536,147,991; 0%-8.25%,
     03/19/10-04/01/56),                              0.23%     03/02/09       525,010,063        525,000,000
-------------------------------------------------------------------------------------------------------------
  RBC Capital Markets, Agreement dated 02/27/09,
     maturing value $275,006,188 (collateralized
     by U.S. Government sponsored agency
     obligations valued at $280,500,289; 5.60-
     6.12%, 02/01/17-08/24/27),                       0.27%     03/02/09       275,006,188        275,000,000
-------------------------------------------------------------------------------------------------------------
  Societe Generale, Joint agreement dated
     02/27/09, aggregate maturing value
     $1,000,022,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,020,000,666; 0%-7.00%, 03/03/09-
     08/06/38),                                       0.27%     03/02/09       700,015,750        700,000,000
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                    INTEREST    MATURITY      REPURCHASE
                                                      RATE        DATE          AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

  UBS Securities LLC, Joint agreement dated
     02/27/09, aggregate maturing value
     $800,016,667 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $816,002,665; 0%-8.88%, 07/15/18-
     07/15/29),                                       0.25%     03/02/09    $  700,014,584    $   700,000,000
=============================================================================================================
     Total Repurchase Agreements (Cost
       $6,588,081,958)                                                                          6,588,081,958
=============================================================================================================
TOTAL INVESTMENTS-99.99% (Cost $13,776,632,602)(d)                                             13,776,632,602
=============================================================================================================
OTHER ASSETS LESS LIABILITIES-0.01%                                                                 1,128,787
=============================================================================================================
NET ASSETS-100.00%                                                                            $13,777,761,389
_____________________________________________________________________________________________________________
=============================================================================================================




Investment Abbreviations:

Disc.   - Discounted
MTN     - Medium-Term Notes
Sr.     - Senior
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2009.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)  Principal amount equals value at period end. See Note 1K.
(d)  Also represents cost for federal income tax purposes.

FUND COMPOSITION BY MATURITY

In days, as of 2/28/09



-------------------------------------------------------------------------
1-7                                                                  66.9%
-------------------------------------------------------------------------
8-30                                                                  4.5
-------------------------------------------------------------------------
31-90                                                                16.9
-------------------------------------------------------------------------
91-180                                                                8.6
-------------------------------------------------------------------------
181+                                                                  3.1
_________________________________________________________________________
=========================================================================



The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

February 28, 2009
(Unaudited)

GOVERNMENT TAXADVANTAGE PORTFOLIO



                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-99.97%

FEDERAL FARM CREDIT BANK (FFCB)-24.46%(A)

  Floating Rate Bonds                                  0.29%     03/17/09     $45,000     $ 44,997,480
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                  0.95%     05/19/09      10,000       10,000,000
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                  1.43%     09/22/09       5,000        5,000,000
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                  1.25%     11/12/09      10,000       10,000,000
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                  0.32%     12/28/09      15,000       14,959,655
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                  0.42%     08/04/10       5,000        4,981,325
======================================================================================================
                                                                                            89,938,460
======================================================================================================


FEDERAL HOME LOAN BANK (FHLB)-75.51%

  Unsec. Bonds                                         2.85%     03/04/09      10,000       10,000,000
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.12%     03/02/09      28,180       28,179,906
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.17%     03/02/09       2,325        2,324,989
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.22%     03/02/09       8,925        8,924,945
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.25%     03/03/09      14,975       14,974,792
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.25%     03/06/09       7,250        7,249,748
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.22%     03/09/09      15,000       14,999,267
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.23%     03/12/09      13,070       13,069,081
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                1.20%     03/13/09       3,000        2,998,800
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.28%     03/17/09       5,000        4,999,378
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.28%     03/20/09      15,000       14,997,783
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.33%     03/30/09       1,750        1,749,535
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.31%     04/06/09       5,000        4,998,450
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.38%     04/07/09      11,900       11,895,414
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.35%     04/13/09       7,500        7,496,865
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.32%     04/17/09      10,000        9,995,822
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.39%     04/24/09       7,000        6,995,905
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.24%     04/28/09       5,000        4,998,067
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.40%     04/28/09       3,500        3,497,744
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.75%     04/30/09      15,000       14,981,250
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.38%     05/04/09       3,700        3,697,500
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.39%     05/06/09       7,000        6,994,995
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.41%     05/06/09       4,500        4,496,618
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.29%     05/28/09       5,000        4,996,456
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.50%     06/15/09       4,015        4,009,089
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.50%     06/19/09       3,200        3,195,111
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.50%     07/01/09       6,583        6,571,845
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                        0.57%     07/07/09       5,000        4,998,420
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                        0.58%     01/19/10       5,000        5,000,000
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                        0.72%     02/04/10      15,000       15,000,000
------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK (FHLB)-(CONTINUED)

  Unsec. Floating Rate Global Bonds(a)                 0.40%     08/21/09     $ 5,000     $  4,996,986
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                 0.41%     08/27/09       4,400        4,398,910
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                 2.19%     09/10/09      10,000       10,000,000
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                 0.33%     12/28/09      10,000        9,997,600
======================================================================================================
                                                                                           277,681,271
======================================================================================================
TOTAL INVESTMENTS(c)-99.97% (Cost $367,619,731)                                            367,619,731
======================================================================================================
OTHER ASSETS LESS LIABILITIES-0.03%                                                             95,239
======================================================================================================
NET ASSETS-100.00%                                                                        $367,714,970
______________________________________________________________________________________________________
======================================================================================================




Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2009.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)   Also represents cost for federal income tax purposes.

FUND COMPOSITION BY MATURITY

In days, as of 2/28/09



-------------------------------------------------------------------------
1-7                                                                  54.9%
-------------------------------------------------------------------------
8-30                                                                 17.8
-------------------------------------------------------------------------
31-90                                                                23.6
-------------------------------------------------------------------------
91-180                                                                3.7
-------------------------------------------------------------------------
181+                                                                   --
_________________________________________________________________________
=========================================================================



The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

February 28, 2009
(Unaudited)

TAX-FREE CASH RESERVE PORTFOLIO



                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-99.52%

ALABAMA-0.22%

  Gardendale (City of) (Ascot Place Apartments);
     Series 2002 A, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                      0.68%     10/01/32     $ 2,112     $    2,112,000
--------------------------------------------------------------------------------------------------------
  Gardendale (City of) (Forest Ridge Apartments);
     Series 2002 B, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                      0.68%     10/01/32       3,783          3,783,000
========================================================================================================
                                                                                               5,895,000
========================================================================================================


ALASKA-0.16%

  Wachovia MERLOTs (Alaska (State of) Housing
     Finance Corp.); Series 1999 D, VRD
     RB(a)(b)(c)                                       2.15%     06/01/49       4,200          4,200,000
========================================================================================================


ARIZONA-1.11%

  Casa Grande (City of) Industrial Development
     Authority (Center Park Apartments); Series
     2001 A, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.66%     06/15/31       2,010          2,010,000
--------------------------------------------------------------------------------------------------------
  Casa Grande (City of) Industrial Development
     Authority (Quail Gardens Apartments); Series
     2001 A, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.66%     06/15/31       1,885          1,885,000
--------------------------------------------------------------------------------------------------------
  Maricopa (County of) Industrial Development
     Authority (Gran Victoria Housing, LLC);
     Series 2000 A, VRD MFH RB (CEP-Federal
     National Mortgage Association)(a)                 0.62%     04/15/30       4,575          4,575,000
--------------------------------------------------------------------------------------------------------
  Phoenix (City of) Industrial Development
     Authority (Del Mar Terrace Apartments);
     Series 1999 A, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                      0.62%     10/01/29       9,300          9,300,000
--------------------------------------------------------------------------------------------------------
  Phoenix (City of) Industrial Development
     Authority (Lynwood Apartments); Series 1994,
     Ref. VRD MFH RB (CEP-Federal Home Loan Bank
     of San Francisco)(a)                              0.68%     10/01/25       5,305          5,305,000
--------------------------------------------------------------------------------------------------------
  Tucson (City of) Industrial Development
     Authority (La Entrada Apartments); Series
     2001, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.62%     07/15/31       1,750          1,750,000
--------------------------------------------------------------------------------------------------------
  Yavapai (County of) Industrial Development
     Authority (Northern Arizona Healthcare
     System); Series 2008 B, Hospital RB
     (LOC-Banco Bilbao Vizcaya Argentaria,
     S.A.)(a)(d)(e)                                    0.58%     12/01/39       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  Yuma (City of) Industrial Development Authority
     (El Encanto Apartments); Series 2003, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.65%     04/15/33       1,575          1,575,000
========================================================================================================
                                                                                              29,400,000
========================================================================================================


COLORADO-3.61%

  Adams (County of) (Hunters Cove); Series 1985 A,
     VRD MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(a)(c)                                      0.65%     01/15/14       5,950          5,950,000
--------------------------------------------------------------------------------------------------------
  Arista Metropolitan District (Broomfield Event
     Center Parking); Sr. Series 2006 A, Special
     Limited RB (LOC-Compass Bank)(a)(d)               0.62%     12/01/30       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Bethany Lutheran
     School); Series 2008, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.57%     11/01/38       3,650          3,650,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Lutheran Church
     Extension Fund-Missouri Synod Loan Program);
     Series 2008, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.75%     05/15/38       7,300          7,300,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Southeastern Baptist
     Theological Seminary); Series 2005, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     03/01/25       7,920          7,920,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (The Presentation
     School, Inc.); Series 2006, VRD RB (LOC-U.S.
     Bank, N.A.)(a)(d)                                 0.57%     12/01/36       7,250          7,250,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Trinity School of
     Durham and Chapel Hill); Series 2006, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     09/01/26       3,100          3,100,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Wesleyan Christian
     Academy); Series 2007, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.68%     05/01/32       8,145          8,145,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Arapahoe House); Series 2004 A, VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.74%     04/01/24       1,200          1,200,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

  Colorado (State of) Health Facilities Authority
     (Bethesda Living Centers); Series 1999, VRD
     RB (LOC-Bank of America, N.A.)(a)(d)              0.57%     08/15/30     $ 7,650     $    7,650,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Covenant Retirement Communities, Inc.);
     Series 1999 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.57%     12/01/29       2,620          2,620,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Crossroads); Series 2003 A, VRD RB (LOC-U.S.
     Bank, N.A.)(a)(d)                                 0.67%     11/01/28       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (The Evangelical Lutheran Good Samaritan
     Society); Series 2008, Ref. VRD RB (LOC-U.S.
     Bank, N.A.)(a)(d)                                 0.62%     06/01/15       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Cornerstar Metropolitan District; Series 2007,
     VRD Special RB (LOC-Compass Bank)(a)(d)           0.67%     12/01/37       9,200          9,200,000
--------------------------------------------------------------------------------------------------------
  Eaglebend Affordable Housing Corp.; Series 2006
     A, Ref. VRD MFH RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.67%     07/01/21       4,880          4,880,000
--------------------------------------------------------------------------------------------------------
  Lowry Economic Redevelopment Authority; Series
     2008 A, Ref. VRD RB (LOC-Compass Bank)(a)(d)      0.62%     12/01/20       4,890          4,890,000
--------------------------------------------------------------------------------------------------------
  Meridian Ranch Metropolitan District; Series
     2009, Ref. VRD Limited Tax GO (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.67%     12/01/38       2,135          2,135,000
--------------------------------------------------------------------------------------------------------
  Pueblo (County of) (El Pueblo Boys' and Girls'
     Ranch, Inc.); Series 2003, VRD RB (LOC-U.S.
     Bank, N.A.)(a)(d)                                 0.67%     12/01/23       1,225          1,225,000
--------------------------------------------------------------------------------------------------------
  Triview Metropolitan District; Series 2006 A,
     Ref. VRD Improvement Unlimited Tax GO
     (LOC-Compass Bank)(a)(d)                          0.67%     11/01/23       5,640          5,640,000
========================================================================================================
                                                                                              95,255,000
========================================================================================================


CONNECTICUT-0.25%

  Connecticut (Sate of) Health & Educational
     Facilities Authority (The Hospital of Central
     Connecticut); Series 2008 A, VRD RB (LOC-Bank
     of America, N.A.)(a)(d)                           0.55%     07/01/24       5,490          5,490,000
--------------------------------------------------------------------------------------------------------
  Connecticut (State of) Health & Educational
     Facilities Authority (Trinity College);
     Series 2008 L, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(d)                                 0.55%     07/01/34       1,000          1,000,000
========================================================================================================
                                                                                               6,490,000
========================================================================================================


DELAWARE-0.26%

  Delaware (State of) Economic Development
     Authority (Archmere Academy, Inc.); Series
     2006, VRD RB (LOC-PNC Bank, N.A.)(a)(d)           0.61%     07/01/36       2,300          2,300,000
--------------------------------------------------------------------------------------------------------
  Delaware (State of) Economic Development
     Authority (Peninsula United Methodist Homes,
     Inc.); Series 2007 A, VRD RB (LOC-PNC Bank,
     N.A.)(a)(d)                                       0.55%     05/15/37       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Kent (County of) (The Charter School, Inc.);
     Series 2002, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.68%     11/01/22       3,665          3,665,000
========================================================================================================
                                                                                               6,965,000
========================================================================================================


DISTRICT OF COLUMBIA-0.85%

  District of Columbia (Hogar Hispano, Inc.);
     Series 2005, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.65%     03/01/30      12,205         12,205,000
--------------------------------------------------------------------------------------------------------
  District of Columbia (Institute for
     International Economics); Series 2000, VRD RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     06/01/25       1,740          1,740,000
--------------------------------------------------------------------------------------------------------
  District of Columbia (Progressive Life Center,
     Inc.); Series 2008 A, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.68%     01/01/33       3,695          3,695,000
--------------------------------------------------------------------------------------------------------
  District of Columbia (Washington Center for
     Internships and Academic Seminars); Series
     2009, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.68%     02/01/48       4,700          4,700,000
========================================================================================================
                                                                                              22,340,000
========================================================================================================


FLORIDA-9.09%

  Alachua (County of) Health Facilities Authority
     (Oak Hammock at the University of Florida);
     Series 2002 A, VRD Continuing Care Retirement
     Community RB (LOC-Lloyds TSB Bank
     PLC)(a)(d)(e)                                     0.65%     10/01/32       3,200          3,200,000
--------------------------------------------------------------------------------------------------------
  Brevard (County of) Health Facilities Authority
     (Wuesthoff Health Systems, Inc.); Series
     2004, VRD RB (LOC-SunTrust Bank)(a)(d)            0.62%     01/01/34      10,300         10,300,000
--------------------------------------------------------------------------------------------------------
  Broward (County of) Housing Finance Authority
     (Reflections Apartments); Series 1999, Ref.
     VRD MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(a)                                         0.62%     12/01/29       4,405          4,405,000
--------------------------------------------------------------------------------------------------------
  Collier (County of) Health Facilities Authority
     (The Moorings, Inc.); Series 2000, VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.61%     12/01/24       6,000          6,000,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

  Duval (County of) Housing Finance Authority (The
     Glades Apartments); Series 2002, Ref. VRD MFH
     Mortgage RB (CEP-Federal Home Loan Mortgage
     Corp.)(a)                                         0.62%     10/01/32     $ 1,850     $    1,850,000
--------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (South Florida Water
     Management District); Series 2006-0136 A, VRD
     COP(a)(b)(c)                                      1.07%     10/01/36      19,730         19,730,000
--------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Agency
     (Lakeside South); Series 1985 B, VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     08/01/11       1,200          1,200,000
--------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Corp.
     (Tuscany Pointe Apartments); Series 2005 D,
     Ref. VRD MFH Mortgage RB (CEP-Federal
     National Mortgage Association)(a)                 0.62%     11/15/35       7,090          7,090,000
--------------------------------------------------------------------------------------------------------
  Florida Gulf Coast University Financing Corp.
     (Housing); Series 2005 A, VRD Capital
     Improvement RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.55%     02/01/35       1,360          1,360,000
--------------------------------------------------------------------------------------------------------
  Florida Gulf Coast University Financing Corp.
     (Parking); Series 2005 B, VRD Capital
     Improvement RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.55%     02/01/35       4,715          4,715,000
--------------------------------------------------------------------------------------------------------
  Gainesville (City of); Series 2007 A, VRD
     Utilities System RB(a)                            0.83%     10/01/36      28,155         28,155,000
--------------------------------------------------------------------------------------------------------
  Highlands (County of) Health Facilities
     Authority (Adventist Health System/Sunbelt
     Obligated Group);
     Series 2003 A, VRD Hospital RB (LOC-SunTrust
     Bank)(a)(d)                                       0.73%     11/15/32       6,350          6,350,000
--------------------------------------------------------------------------------------------------------
     Series 2003 B, VRD Hospital RB (LOC-SunTrust
     Bank)(a)(d)                                       0.65%     11/15/12       2,850          2,850,000
--------------------------------------------------------------------------------------------------------
     Series 2004 A, VRD Hospital RB (LOC-SunTrust
     Bank)(a)(d)                                       0.62%     11/15/34       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
     Series 2005 F, VRD Hospital RB (LOC-SunTrust
     Bank)(a)(d)                                       0.62%     11/15/35       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
     Series 2006 B-2, Ref. VRD Hospital RB
     (LOC-SunTrust Bank)(a)(d)                         0.68%     11/15/30       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
     Series 2006 B-3, Ref. VRD Hospital RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     11/15/31       4,900          4,900,000
--------------------------------------------------------------------------------------------------------
  Jacksonville (City of) Health Facilities
     Authority (University of Florida Jacksonville
     Physicians, Inc.); Series 2002, VRD RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.70%     06/01/22       4,065          4,065,000
--------------------------------------------------------------------------------------------------------
  Jacksonville (City of) Housing Finance Authority
     (St. Augustine Apartments); Series 2006, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     07/15/33       3,830          3,830,000
--------------------------------------------------------------------------------------------------------
  JEA; Series 2004 A, VRD District Energy System
     RB (LOC-State Street Bank & Trust Co.)(a)(d)      0.63%     10/01/34       9,490          9,490,000
--------------------------------------------------------------------------------------------------------
  Marion (County of) Housing Finance Authority
     (Paddock Park Apartments); Series 2002, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     10/15/32       1,025          1,025,000
--------------------------------------------------------------------------------------------------------
  Miami-Dade (County of) Educational Facilities
     Authority (Carlos Albizu University); Series
     2000, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.70%     12/01/25       1,200          1,200,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Health Facilities Authority
     (Adventist Health System/Sunbelt Inc.);
     Series 1992, VRD RB (LOC-SunTrust Bank)(a)(d)     0.73%     11/15/14       1,405          1,405,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Health Facilities Authority
     (Orlando Regional Healthcare System); Series
     2008 F, VRD Hospital RB (LOC-SunTrust
     Bank)(a)(d)                                       0.75%     10/01/26       5,800          5,800,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Health Facilities Authority
     (Presbyterian Retirement Communities); Series
     2006 A, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.68%     11/01/28       7,600          7,600,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Housing Finance Authority
     (Palm Key Apartments); Series 1997 C, Ref.
     VRD MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(a)                                         0.62%     07/01/32       7,525          7,525,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Christian Prison Ministry, Inc.);
     Series 2005, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(d)                                  0.68%     11/01/30       5,310          5,310,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Independent Blood and Tissue
     Services of Florida, Inc.); Series 2002, VRD
     RB (LOC-SunTrust Bank)(a)(d)                      0.62%     10/01/27       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Palm Beach (County of) (Pine Crest Preparatory
     School, Inc.);
     Series 2008, Ref. VRD RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.65%     06/01/37      10,000         10,000,000
--------------------------------------------------------------------------------------------------------
     Series 2008, Ref. VRD RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.65%     06/01/38      15,000         15,000,000
--------------------------------------------------------------------------------------------------------
  Palm Beach (County of) Health Facilities
     Authority (Jupiter Medical Center, Inc.);
     Series 1999 B, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(c)(d)                                    0.68%     08/01/20       2,430          2,430,000
--------------------------------------------------------------------------------------------------------
  Palm Beach (County of) Housing Finance Authority
     (Emerald Bay Club Apartments); Series 2004,
     Ref. VRD MFH RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.60%     06/01/30       4,500          4,500,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

  Pinellas (County of) Health Facilities Authority
     (Mease Manor, Inc.); Series 1995 A, VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.68%     11/01/15     $ 3,415     $    3,415,000
--------------------------------------------------------------------------------------------------------
  Pinellas (County of) Industrial Development
     Authority (Neighborly Care Network, Inc.);
     Series 2008, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(d)                                  0.68%     08/01/28       2,900          2,900,000
--------------------------------------------------------------------------------------------------------
  St. Johns (County of) Industrial Development
     Authority (Flagler Hospital, Inc.); Series
     1996 A, VRD Hospital RB (LOC-SunTrust
     Bank)(a)(d)                                       0.62%     12/15/26       9,700          9,700,000
--------------------------------------------------------------------------------------------------------
  St. Petersburg (City of) Health Facilities
     Authority (Presbyterian Retirement
     Communities); Series 2009, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.68%     11/01/39       3,400          3,400,000
--------------------------------------------------------------------------------------------------------
  Tampa (City of) (Academy of the Holy Names of
     Florida, Inc.); Series 2001, VRD Educational
     Facilities RB (LOC-SunTrust Bank)(a)(d)           0.62%     03/01/22       1,975          1,975,000
--------------------------------------------------------------------------------------------------------
  Tampa (City of) (CHF-Tampa, LLC for The
     University of Tampa); Series 2005 A, VRD RB
     (LOC-Royal Bank of Canada)(a)(d)(e)               0.60%     10/01/37       2,345          2,345,000
--------------------------------------------------------------------------------------------------------
  Tampa (City of) (Tampa Preparatory School,
     Inc.); Series 2000, VRD RB (LOC-SunTrust
     Bank)(a)(d)                                       0.62%     11/01/25       5,160          5,160,000
--------------------------------------------------------------------------------------------------------
  Volusia (County of) Housing Finance Authority
     (The Anatole Apartments); Series 2002, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     10/15/32       1,400          1,400,000
--------------------------------------------------------------------------------------------------------
  West Orange Healthcare District; Series 1999 B,
     VRD RB (LOC-SunTrust Bank)(a)(d)                  0.74%     02/01/22      12,200         12,200,000
========================================================================================================
                                                                                             239,780,000
========================================================================================================


GEORGIA-4.48%

  Atlanta (City of); Series 1999 A, Water &
     Wastewater RB(f)(g)(h)                            5.00%     05/01/09       1,000          1,014,699
--------------------------------------------------------------------------------------------------------
  Augusta (City of) Housing Authority (Westbury
     Creek Apartments); Series 2003 A, Ref. VRD
     MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     05/15/33       1,895          1,895,000
--------------------------------------------------------------------------------------------------------
  Bibb (County of) Development Authority (First
     Presbyterian Day School, Inc.); Series 1999,
     VRD RB (LOC-SunTrust Bank)(a)(d)                  0.62%     05/01/19       5,045          5,045,000
--------------------------------------------------------------------------------------------------------
  Cobb (County of) Development Authority
     (Institute of Nuclear Power Operations);
     Series 1998, VRD RB (LOC-SunTrust
     Bank)(a)(c)(d)                                    0.62%     02/01/13       1,100          1,100,000
--------------------------------------------------------------------------------------------------------
  Cobb (County of) Development Authority (YMCA of
     Cobb County, Georgia, Inc.); Series 1998, VRD
     RB (LOC-SunTrust Bank)(a)(c)(d)                   0.68%     06/01/19       5,200          5,200,000
--------------------------------------------------------------------------------------------------------
  Cobb (County of) Hospital Authority (Equipment
     Pool); Series 2006, VRD RAC (LOC-SunTrust
     Bank)(a)(d)                                       0.67%     04/01/36       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Cobb (County of) Housing Authority (Post
     Apartment Homes, L.P.); Series 1995, VRD MFH
     RB (CEP-Federal National Mortgage
     Association)(a)                                   0.67%     06/01/25       1,025          1,025,000
--------------------------------------------------------------------------------------------------------
  DeKalb (County of) Development Authority (A.G.
     Rhodes Home at Wesley Woods, Inc.); Series
     1996, VRD IDR (LOC-SunTrust Bank)(a)(c)(d)        0.87%     03/01/21       1,055          1,055,000
--------------------------------------------------------------------------------------------------------
  DeKalb (County of) Development Authority
     (Catholic School Properties, Inc.); Series
     1999, VRD Educational Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(c)(d)             0.68%     04/01/24       2,275          2,275,000
--------------------------------------------------------------------------------------------------------
  DeKalb (County of) Housing Authority (Clairmont
     Crest); Series 1995, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.58%     06/15/25       4,740          4,740,000
--------------------------------------------------------------------------------------------------------
  DeKalb Private Hospital Authority (Egleston
     Childrens Health Care System); Series 1995 A,
     VRD RAC (LOC-SunTrust Bank)(a)(d)                 0.62%     12/01/17       1,500          1,500,000
--------------------------------------------------------------------------------------------------------
  DeKalb, Newton, & Gwinett (Counties of) Joint
     Development Authority (GGC Real Estate
     Parking I, LLC); Series 2007, VRD Increment
     Draw RB (LOC-Wells Fargo Bank, N.A.)(a)(d)        0.63%     06/01/32       5,385          5,385,000
--------------------------------------------------------------------------------------------------------
  Fayette (County of) Development Authority
     (Catholic Education of North Georgia, Inc.);
     Series 2002, VRD Educational Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.68%     04/01/28       2,760          2,760,000
--------------------------------------------------------------------------------------------------------
  Forsyth (County of) Development Authority
     (Pinecrest Academy Inc.); Series 2000, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     09/01/25       9,390          9,390,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Bridgeway Foundation for Education, Inc.);
     Series 2000, VRD Educational Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.68%     06/01/15       1,780          1,780,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (King's
     Ridge Christian School); Series 2006, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     05/01/26       7,000          7,000,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

  Fulton (County of) Development Authority (Mount
     Vernon Presbyterian School, Inc.); Series
     2005, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.68%     08/01/35     $ 4,300     $    4,300,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Shepherd Center, Inc.); Series 2005, VRD RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     09/01/35       1,100          1,100,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Southside Medical Center, Inc.); Series
     2002, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.68%     06/01/17       4,005          4,005,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (The
     Atlanta Academy, Inc.); Series 2008, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     04/01/33       4,700          4,700,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Trinity School, Inc.); Series 2000, VRD RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     06/01/25       2,000          2,000,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Woodward Academy, Inc.); Series 2008, VRD RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     12/01/33       1,150          1,150,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (YMCA
     of Metropolitan Atlanta, Inc.); Series 1995,
     VRD RB (LOC-SunTrust Bank)(a)(d)                  0.68%     06/01/20       3,890          3,890,000
--------------------------------------------------------------------------------------------------------
  Glynn (County of) School District; Series 2007,
     Unlimited Sales Tax GO                            5.00%     11/01/09       1,945          2,003,525
--------------------------------------------------------------------------------------------------------
  Gwinnett (County of) Development Authority
     (Greater Atlanta Christian Schools, Inc.);
     Series 2002, VRD RB (LOC-SunTrust Bank)(a)(d)     0.62%     05/01/22       2,750          2,750,000
--------------------------------------------------------------------------------------------------------
  Gwinnett (County of) Housing Authority (The
     Greens Apartments); Series 1995, Ref. VRD MFH
     RB (CEP-Federal National Mortgage
     Association)(a)                                   0.67%     06/15/25       3,600          3,600,000
--------------------------------------------------------------------------------------------------------
  Oconee (County of) Industrial Development
     Authority (Athens Academy, Inc.); Series
     2003, VRD RB (LOC-SunTrust Bank)(a)(d)            0.62%     05/01/23       1,080          1,080,000
--------------------------------------------------------------------------------------------------------
  Richmond (County of) Hospital Authority
     (University Health Services, Inc.); Series
     2008, VRD RAC (LOC-SunTrust Bank)(a)(d)           0.62%     01/01/36      16,000         16,000,000
--------------------------------------------------------------------------------------------------------
  Roswell (City of) Housing Authority (Chambrel at
     Roswell); Series 2002, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.65%     11/15/32       3,920          3,920,000
--------------------------------------------------------------------------------------------------------
  Savannah (City of) Economic Development
     Authority (The Savannah Country Day School,
     Inc.); Series 2007, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.68%     05/01/32       5,400          5,400,000
--------------------------------------------------------------------------------------------------------
  Smyrna (City of) Hospital Authority (Ridgeview
     Institute Inc.); Series 2002, VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.68%     11/01/27       1,660          1,660,000
--------------------------------------------------------------------------------------------------------
  Smyrna (City of) Housing Authority (F&M
     Villages); Series 1997, VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.67%     06/01/25         950            950,000
--------------------------------------------------------------------------------------------------------
  Smyrna (City of) Housing Authority (The Gardens
     of Post Village); Series 1996, VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.67%     06/01/25       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  Thomasville (City of) Hospital Authority (John
     D. Archbold Memorial Hospital, Inc.); Series
     2003, VRD RAC (LOC-SunTrust Bank)(a)(d)           0.62%     11/01/23       1,030          1,030,000
========================================================================================================
                                                                                             118,203,224
========================================================================================================


IDAHO-1.30%

  Custer (County of) (Standard Oil Co.); Series
     1983, PCR(e)                                      3.00%     10/01/09      20,500         20,500,000
--------------------------------------------------------------------------------------------------------
  Idaho (State of) Housing & Finance Association
     (Hidden Springs Charter School, Inc.); Series
     2007, VRD Nonprofit Facilities RB (LOC-Bank
     of America, N.A.)(a)(d)                           0.65%     03/01/37       3,730          3,730,000
--------------------------------------------------------------------------------------------------------
  Idaho (State of); Series 2008, Unlimited Tax TAN
     GO                                                3.00%     06/30/09      10,000         10,041,685
========================================================================================================
                                                                                              34,271,685
========================================================================================================


ILLINOIS-8.84%

  Aurora (City of) Kane, DuPage, Will & Kendall
     (Counties of) (Aurora University); Series
     2004, VRD Economic Development RB (LOC-Harris
     N.A.)(a)(d)                                       0.62%     03/01/35       7,450          7,450,000
--------------------------------------------------------------------------------------------------------
  Channahon (Village of) (Morris Hospital); Series
     2003 D, VRD RB (LOC-U.S. Bank, N.A.)(a)(d)        0.57%     12/01/32       2,775          2,775,000
--------------------------------------------------------------------------------------------------------
  Chicago (City of); Series 2008 C-1, Ref. VRD
     Second Lien Wastewater Transmission RB
     (LOC-Harris N.A.)(a)(d)                           0.65%     01/01/39       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Regional Transportation
     Authority); Series 2000-1303 A, VRD
     COP(a)(b)(c)                                      1.07%     07/01/23      16,000         16,000,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

  Elgin (City of) (Judson College); Series 2006,
     VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)      0.63%     06/01/36     $ 2,945     $    2,945,000
--------------------------------------------------------------------------------------------------------
  Glendale Heights (Village of) (Glendale Lakes);
     Series 2000, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                      0.66%     03/01/30      14,845         14,845,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Institute of Gas Technology);
     Series 1999, VRD IDR (LOC-Harris N.A.)(a)(d)      0.62%     09/01/24       1,700          1,700,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Little City Foundation); Series
     1994, VRD Special Facility RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.71%     02/01/19       4,290          4,290,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Providence-St. Mel School); Series
     2002, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.63%     06/01/37       2,525          2,525,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Radiological Society of North
     America, Inc.); Series 1997, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(c)(d)          0.63%     06/01/17         810            810,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (St. Ignatius College Prep.);
     Series 2002, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.71%     06/01/32       1,500          1,500,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Uhlich Children's Home); Series
     2002, VRD IDR (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.63%     10/01/33       1,525          1,525,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Village of Oak Park Residence
     Corp.); Series 2001, VRD RB (LOC-Bank of
     America, N.A.)(a)(c)(d)                           0.65%     07/01/41       3,500          3,500,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (West Central Illinois Educational
     Telecommunications Corp.); Series 2002, VRD
     RB (LOC-Bank of America, N.A.)(a)(d)              0.69%     09/01/32       3,460          3,460,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Museum of Science & Industry);
     Series 1992, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.63%     10/01/26      14,600         14,600,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Saint Xavier University); Series
     2002 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.65%     10/01/32       3,770          3,770,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Advocate
     Health Care Network);
     Series 2008 A-1, VRD RB(a)                        0.65%     11/01/30       9,465          9,465,000
--------------------------------------------------------------------------------------------------------
     Series 2008 A-2, VRD RB(a)                        0.75%     11/01/30      15,735         15,735,000
--------------------------------------------------------------------------------------------------------
     Series 2008 A-3, VRD RB(a)                        1.90%     11/01/30       5,685          5,685,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Beloit
     Memorial Hospital, Inc.); Series 2006 A, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)          0.68%     04/01/36       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Dominican
     University); Series 2006, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.63%     03/01/36       1,200          1,200,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Jewish
     Charities Revenue Anticipation Note Program);
     Series 2008-2009 A, VRD RN (LOC-Harris
     N.A.)(a)(c)(d)                                    0.62%     06/30/09       9,430          9,430,000
--------------------------------------------------------------------------------------------------------
     Series 2008-2009 B, VRD RN (LOC-Harris
     N.A.)(a)(c)(d)                                    0.62%     06/30/09       8,265          8,265,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Joan W. &
     Irving B. Harris Theater for Music and
     Dance); Series 2005, VRD RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.71%     03/01/40       2,800          2,800,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Latin
     School of Chicago); Series 2005 A, Ref. VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)          0.63%     08/01/28       3,335          3,335,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Loyola
     University of Chicago Financing Program);
     Series 2008, Commercial Paper RN
     (LOC-JPMorgan Chase Bank, N.A.)(d)                1.50%     05/05/09      18,000         18,000,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (Northwestern University); Series 2008 B, VRD
     RB(a)                                             0.60%     12/01/46      15,000         15,000,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (Sedgebrook, Inc. Facility); Series 2007 B,
     VRD RB (LOC-Lloyds TSB Bank PLC)(a)(d)(e)         0.57%     11/01/42      12,850         12,850,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (The Cradle Society); Series 1998, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.63%     04/01/33       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Memorial Medical Center); Series 1985 C, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)          0.65%     01/01/16       4,530          4,530,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Peace Memorial Ministries); Series 2003 B,
     VRD RB (LOC-Bank of America, N.A.)(a)(d)          0.67%     08/15/33       9,155          9,155,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

  Illinois (State of) Health Facilities Authority
     (Revolving Fund Pooled Financing Program);
     Series 1985 D, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(d)                                 0.63%     08/01/15     $ 4,050     $    4,050,000
--------------------------------------------------------------------------------------------------------
  Naperville (City of) (DuPage Children's Museum);
     Series 2000, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.63%     06/01/30       4,400          4,400,000
--------------------------------------------------------------------------------------------------------
  Rochelle (City of) (Rochelle Community
     Hospital); Series 2004, VRD Hospital Facility
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)          0.63%     08/01/34       2,930          2,930,000
--------------------------------------------------------------------------------------------------------
  University of Illinois Board of Trustees (UIC
     South Campus Development); Series 2008, Ref.
     VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)      0.63%     01/15/22       9,500          9,500,000
--------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Chicago (City of)); Series
     2004 B-24, Ref. VRD Unlimited Tax GO(a)(b)(c)     1.15%     01/01/25      10,185         10,185,000
========================================================================================================
                                                                                             233,210,000
========================================================================================================


INDIANA-1.96%

  Fort Wayne (City of) (University of Saint
     Francis); Series 2008, VRD Economic
     Development RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.61%     08/01/28       1,800          1,800,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Indianapolis Museum of Art, Inc.); Series
     2004, VRD Educational Facilities RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.63%     02/01/39       6,400          6,400,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Educational Facilities
     Authority (Marian College); Series 2003, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)          0.63%     04/01/24       3,655          3,655,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Educational Facilities
     Authority (Wabash College); Series 2003, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)          0.66%     12/01/23       3,850          3,850,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Finance Authority (Floyd
     Memorial Hospital and Health Services);
     Series 2008, Ref. VRD RB (LOC-Branch Banking
     & Trust Co.)(a)(d)                                0.65%     03/01/36       4,700          4,700,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Clark Memorial Hospital); Series
     2004 A, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.63%     04/01/24       6,400          6,400,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Community Hospitals);
     Series 1997 A, VRD Hospital RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(d)                           0.63%     07/01/27       6,000          6,000,000
--------------------------------------------------------------------------------------------------------
     Series 2000 A, VRD Hospital RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.65%     07/01/28       2,300          2,300,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Sisters of St. Francis Health
     Services, Inc.); Series 1999 A, Hospital
     RB(f)(g)(h)                                       5.15%     05/01/09       4,500          4,567,648
--------------------------------------------------------------------------------------------------------
  Indianapolis (City of) Local Public Improvement
     Bond Bank; Series 2009 C, RN                      0.78%     01/15/10       6,050          6,050,000
--------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Indiana University (Trustees
     of)); Series 2008-2494, VRD Consolidated
     RB(a)(b)(c)                                       0.60%     12/15/15       1,490          1,490,000
--------------------------------------------------------------------------------------------------------
  Purdue University (Trustees of) (Purdue
     University Student Facilities System); Series
     2003 A, RB                                        5.25%     07/01/09       4,360          4,412,042
========================================================================================================
                                                                                              51,624,690
========================================================================================================


IOWA-0.33%

  Iowa (State of) Finance Authority (Cedarwood
     Hills Apartments); Series 2001 A, VRD MFH RB
     (CEP-Federal Home Loan Mortgage Corp.)(a)         0.62%     05/01/31       2,000          2,000,000
--------------------------------------------------------------------------------------------------------
  Iowa (State of) Finance Authority (Morningside
     College); Series 2002, VRD Private College
     Facility RB (LOC-U.S. Bank, N.A.)(a)(d)           0.67%     10/01/32       1,225          1,225,000
--------------------------------------------------------------------------------------------------------
  Iowa (State of) Higher Education Loan Authority
     (Luther College); Series 2008, VRD Private
     Facility RB (LOC-Harris N.A.)(a)(d)               0.57%     12/01/38       5,500          5,500,000
========================================================================================================
                                                                                               8,725,000
========================================================================================================


KANSAS-0.28%

  Olathe (City of) (YMCA of Greater Kansas City);
     Series 2002 B, VRD Recreational Facilities RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.70%     11/01/18       2,235          2,235,000
--------------------------------------------------------------------------------------------------------
  Shawnee (City of) (Shawnee Village Associates);
     Series 1984, VRD IDR (LOC-JPMorgan Chase
     Bank, N.A.)(a)(d)                                 0.68%     12/01/09       5,045          5,045,000
========================================================================================================
                                                                                               7,280,000
========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
KENTUCKY-1.53%

  Kentucky (State of) Economic Development Finance
     Authority (Baptist Healthcare System, Inc.
     Obligated Group); Series 2009 B-4, VRD
     Hospital RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.62%     08/15/38     $ 9,000     $    9,000,000
--------------------------------------------------------------------------------------------------------
  Kentucky (State of) Rural Water Finance Corp.;
     Series 2009 B-1, Public Construction RN           2.00%     03/01/10       8,500          8,567,699
--------------------------------------------------------------------------------------------------------
  Morehead (City of) (Kentucky League of Cities
     Funding Trust); Series 2004 A, VRD Lease
     Program RB (LOC-U.S. Bank, N.A.)(a)(d)            0.60%     06/01/34       1,102          1,101,500
--------------------------------------------------------------------------------------------------------
  Newport (City of) (Kentucky League of Cities
     Funding Trust); Series 2002, VRD Lease
     Program RB (LOC-U.S. Bank, N.A.)(a)(d)            0.60%     04/01/32      12,670         12,670,000
--------------------------------------------------------------------------------------------------------
  Williamstown (City of) (Kentucky League of
     Cities Funding Trust);
     Series 2008 A, VRD Lease Program RB (LOC-U.S.
     Bank, N.A.)(a)(d)                                 0.60%     07/01/38       3,900          3,900,000
--------------------------------------------------------------------------------------------------------
     Series 2008 B, VRD Lease Program RB (LOC-U.S.
     Bank, N.A.)(a)(d)                                 0.60%     12/01/38       5,000          5,000,000
========================================================================================================
                                                                                              40,239,199
========================================================================================================


LOUISIANA-0.75%

  Denham Springs (City of) Economic Development
     District (Bass Pro Shops); Series 2007 A, VRD
     Sales Tax Increment RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(d)                                 0.67%     01/01/37       5,060          5,060,000
--------------------------------------------------------------------------------------------------------
  Louisiana (State of) Local Government
     Environmental Facilities and Community
     Development Authority (Trinity Episcopal
     School); Series 2003, VRD RB (LOC-SunTrust
     Bank)(a)(d)                                       0.72%     04/01/18       1,770          1,770,000
--------------------------------------------------------------------------------------------------------
  St. James (Parish of) (NuStar Logistics, L.P.);
     Series 2008, VRD RB (LOC-SunTrust
     Bank)(a)(c)(d)                                    0.62%     06/01/38      13,000         13,000,000
========================================================================================================
                                                                                              19,830,000
========================================================================================================


MARYLAND-3.59%

  Baltimore (County of) (Blue Circle Inc.); Series
     1992, Ref. VRD Economic Development RB
     (LOC-BNP Paribas)(a)(d)(e)                        0.63%     12/01/17       3,955          3,955,000
--------------------------------------------------------------------------------------------------------
  Baltimore (County of) (Consolidated Public
     Improvement); Series 2008, Commercial Paper
     BAN                                               0.35%     03/04/09      20,000         20,000,000
--------------------------------------------------------------------------------------------------------
  Baltimore (County of) (Metropolitan District);
     Series 2008, Commercial Paper BAN                 0.55%     04/02/09      19,400         19,400,000
--------------------------------------------------------------------------------------------------------
  Frederick (County of) (Buckingham's Choice Inc.
     Facility); Series 1997 C, VRD Retirement
     Community RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.65%     01/01/27       6,000          6,000,000
--------------------------------------------------------------------------------------------------------
  Howard (County of) (Norbel School Inc.); Series
     2001, VRD Economic Development RB (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.68%     02/01/28       4,785          4,785,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (eMerge, Inc.); Series 2006 A, Ref. VRD RB
     (LOC-PNC Bank)(a)(d)                              0.60%     04/01/22       1,240          1,240,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Archdiocese of
     Baltimore Schools); Series 2007, VRD RB
     (LOC-PNC Bank, N.A.)(a)(d)                        0.60%     07/01/37       1,840          1,840,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Loyola College in
     Maryland, Inc.); Series 2007, VRD RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     12/01/23       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Odenton Christian
     School); Series 2008, VRD RB (LOC-PNC Bank,
     N.A.)(a)(d)                                       0.57%     07/01/33       3,590          3,590,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Pickersgill, Inc.);
     Series 2005 B, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(d)                                  0.57%     01/01/35       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Sheppard Pratt Health
     System, Inc.); Series 2003 B, VRD RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     07/01/28       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (The Barnesville School,
     Inc.); Series 1999, VRD RB (LOC-SunTrust
     Bank)(a)(d)                                       0.82%     09/01/24       1,965          1,965,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Industrial Development
     Financing Authority (Baltimore International
     College Facility); Series 2005, VRD Economic
     Development RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.68%     11/01/30       4,600          4,600,000
--------------------------------------------------------------------------------------------------------
  Montgomery (County of) (Sidwell Friends School
     Issuer); Series 2007, VRD RB (LOC-SunTrust
     Bank)(a)(d)                                       0.62%     04/01/37      12,900         12,900,000
========================================================================================================
                                                                                              94,775,000
========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
MASSACHUSETTS-3.22%

  Boston (City of) Water & Sewer Commission;
     Series 2006 A, Commercial Paper BAN (LOC-Bank
     of America, N.A.)(d)                              0.60%     07/07/09     $ 5,000     $    5,000,000
--------------------------------------------------------------------------------------------------------
  Concord (Town of); Series 2009, Unlimited Tax GO
     BAN                                               1.00%     01/28/10      12,500         12,554,433
--------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Massachusetts (State of)
     Development Finance Agency); Series 2007-0093
     A, VRD COP RB(a)(b)(c)                            0.62%     10/01/35       8,900          8,900,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (Commonwealth of); Series 2008 C,
     Limited Tax GO RAN                                4.00%     05/29/09      18,000         18,077,912
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (Abby Kelley Foster Charter Public
     School); Series 2008, VRD RB (LOC-TD Bank,
     N.A.)(a)(d)                                       0.58%     09/01/38       4,900          4,900,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (Brandon Residential Treatment Center,
     Inc.); Series 2003, VRD RB (LOC-TD Bank,
     N.A.)(a)(d)                                       0.58%     04/01/28       5,895          5,895,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (MassDevelopment CP Program 5 Issue);
     Series 2007, Commercial Paper RN (LOC-TD
     Bank, N.A.)(d)                                    1.00%     04/01/09      18,198         18,198,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Community Health Center
     Capital Fund); Series 1995 A, VRD RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.58%     03/01/15       1,300          1,300,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Harrington Memorial
     Hospital, Inc.); Series 2008 A, VRD RB
     (LOC-TD Bank, N.A.)(a)(d)                         0.62%     07/01/38       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Partners Healthcare
     System); Series 2008 H-1, Commercial Paper RB     0.90%     04/06/09       5,000          5,000,000
========================================================================================================
                                                                                              84,825,345
========================================================================================================


MICHIGAN-2.73%

  Boyne (City of) Public Schools; Series 1999,
     Unlimited Tax GO(f)(g)(h)                         5.75%     05/01/09       1,935          1,946,877
--------------------------------------------------------------------------------------------------------
  Michigan (State of) Hospital Finance Authority
     (Oaklawn Hospital); Series 2006, Ref. VRD RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.71%     11/01/37      35,925         35,925,000
--------------------------------------------------------------------------------------------------------
  Michigan (State of) Housing Development
     Authority (Courtyards of Taylor Apartments);
     Series 2002 A, VRD Limited Obligation MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.65%     08/15/32       1,615          1,615,000
--------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (Evangelical
     Homes of Michigan); Series 2008, VRD Limited
     Obligation RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.61%     05/01/37       9,800          9,800,000
--------------------------------------------------------------------------------------------------------
  Saline (City of) Economic Development Corp.
     (Evangelical Homes of Michigan-Brecon
     Village); Series 1997, VRD Limited Obligation
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)          0.63%     11/01/25       8,400          8,400,000
--------------------------------------------------------------------------------------------------------
  Southfield (City of) Economic Development Corp.
     (Lawrence Technological University);
     Series 2000, VRD Limited Obligation RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.63%     02/01/35       2,905          2,905,000
--------------------------------------------------------------------------------------------------------
     Series 2001, VRD Limited Obligation RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.63%     10/01/31       5,505          5,505,000
--------------------------------------------------------------------------------------------------------
  University of Michigan of Regents; Series 2008
     H, Commercial Paper Notes                         0.30%     04/07/09       6,000          6,000,000
========================================================================================================
                                                                                              72,096,877
========================================================================================================


MINNESOTA-1.22%

  JPMorgan PUTTERs (Minnesota (State of) Public
     Facilities Authority); Series 2002-319, VRD
     Drinking Water RB(a)(b)(c)                        0.60%     03/01/21      13,555         13,555,000
--------------------------------------------------------------------------------------------------------
  Mankato (City of) (Highland Hills of Mankato);
     Series 1997, Ref. VRD MFH RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.65%     05/01/27       1,100          1,100,000
--------------------------------------------------------------------------------------------------------
  Minnesota (State of) Higher Education Facilities
     Authority (Macalester College); Series 2003
     Five-Q, VRD RB(a)                                 0.60%     03/01/33       3,850          3,850,000
--------------------------------------------------------------------------------------------------------
  Minnesota (State of) Higher Education Facilities
     Authority (University of St. Thomas); Series
     2004 Five-Z, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.55%     10/01/29       7,200          7,200,000
--------------------------------------------------------------------------------------------------------
  Minnesota (State of) Rural Water Finance
     Authority; Series 2008, Public Construction
     RN                                                2.75%     06/01/09       6,500          6,511,261
========================================================================================================
                                                                                              32,216,261
========================================================================================================


MISSISSIPPI-2.10%

  Flowood (City of) (Reflection Pointe
     Apartments); Series 2001, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     05/15/31       5,780          5,780,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
MISSISSIPPI-(CONTINUED)

  Jackson (County of); Series 1994, Ref. VRD Water
     System Unlimited Tax GO (CEP-Chevron
     Corp.)(a)                                         0.60%     11/01/24     $11,000     $   11,000,000
--------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Chevron U.S.A. Inc.);
     Series 2007 B, VRD Gulf Opportunity Zone
     IDR(a)                                            0.70%     12/01/30      22,000         22,000,000
--------------------------------------------------------------------------------------------------------
     Series 2007 C, VRD Gulf Opportunity Zone
     IDR(a)                                            0.65%     12/01/30      16,500         16,500,000
========================================================================================================
                                                                                              55,280,000
========================================================================================================


MISSOURI-4.29%

  Hannibal (City of) Industrial Development
     Authority (Hannibal Regional Hospital);
     Series 2007, VRD Health Facilities RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.69%     08/01/27       8,000          8,000,000
--------------------------------------------------------------------------------------------------------
  Independence (City of) Industrial Development
     Authority (The Groves and Graceland College
     Nursing Arts Center); Series 1997 A, VRD IDR
     (LOC-Bank of America, N.A.)(a)(d)                 0.65%     11/01/27      12,340         12,340,000
--------------------------------------------------------------------------------------------------------
  Kansas City (City of) Industrial Development
     Authority (Bethesda Living Centers); Series
     2001 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.57%     08/01/31       8,750          8,750,000
--------------------------------------------------------------------------------------------------------
  Kansas City (City of) Industrial Development
     Authority (Gatehouse Apartments); Series
     2001, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.62%     11/15/26       1,650          1,650,000
--------------------------------------------------------------------------------------------------------
  Missouri (State of) Development Finance Board
     (Center of Creative Arts Project); Series
     2004, VRD Cultural Facilities RB (LOC-PNC
     Bank, N.A.)(a)(d)                                 0.60%     07/01/24       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Academie Lafayette);
     Series 2003, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.70%     02/01/28       1,340          1,340,000
--------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Lutheran Church
     Extension Fund- Missouri Synod Loan Program);
     Series 2004 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.75%     07/01/29       7,945          7,945,000
--------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Southwest Baptist
     University); Series 2003, VRD RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.65%     10/01/33       2,700          2,700,000
--------------------------------------------------------------------------------------------------------
  North Kansas City (City of) (North Kansas City
     Hospital); Series 2008, VRD Hospital RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.65%     11/01/33      27,810         27,810,000
--------------------------------------------------------------------------------------------------------
  Springfield (City of) Industrial Development
     Authority (Pebblecreek Apartments); Series
     1994, Ref. VRD MFH RB (CEP-Federal Home Loan
     Bank of Des Moines)(a)                            0.68%     12/01/19       3,520          3,520,000
--------------------------------------------------------------------------------------------------------
  St. Charles (County of) Industrial Development
     Authority (Sun River Village Apartments);
     Series 1985, VRD IDR (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.66%     12/01/27      12,500         12,500,000
--------------------------------------------------------------------------------------------------------
  St. Charles (County of) Industrial Development
     Authority (Westchester Village Apartments);
     Series 2006, Ref. VRD MFH RB (CEP-Federal
     National Mortgage Association)(a)                 0.66%     04/15/27       5,600          5,600,000
--------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Schnuck Markets, Inc. Kirkwood);
     Series 1985, VRD IDR (LOC-U.S. Bank,
     N.A.)(a)(c)(d)                                    0.77%     12/01/15       3,950          3,950,000
--------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Sugar Pines Apartments); Series
     2006, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.66%     04/15/27       9,170          9,170,000
--------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Westport Station Apartments);
     Series 2006, Ref. VRD MFH RB (CEP-Federal
     National Mortgage Association)(a)                 0.66%     04/15/27       4,970          4,970,000
--------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Whitfield School Inc.); Series
     2004 B, Ref. VRD Educational Facilities RB
     (LOC-U.S. Bank, N.A.)(a)(d)                       0.70%     06/15/24       1,920          1,920,000
========================================================================================================
                                                                                             113,165,000
========================================================================================================


MONTANA-0.35%

  Forsyth (City of) (Pacificorp); Series 1988,
     Ref. Customized Purchase PCR (LOC-BNP
     Paribas)(a)(d)(e)                                 0.75%     01/01/18       1,625          1,625,000
--------------------------------------------------------------------------------------------------------
  Helena (City of) (Carroll College); Series 2002,
     VRD Higher Education RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.55%     10/01/32       7,630          7,630,000
========================================================================================================
                                                                                               9,255,000
========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
NEBRASKA-0.49%

  Douglas (County of) Hospital Authority No. 2
     (Children's Hospital Obligated Group); Series
     2008 A, Ref. VRD Health Facilities RB
     (LOC-U.S. Bank, N.A.)(a)(d)                       0.65%     08/15/32     $ 5,000     $    5,000,000
--------------------------------------------------------------------------------------------------------
  Lancaster (County of) Hospital Authority No. 1
     (BryanLGH Medical Center); Series 2008 B-1,
     Ref. VRD RB (LOC-U.S. Bank, N.A.)(a)(d)           0.65%     06/01/31       7,895          7,895,000
========================================================================================================
                                                                                              12,895,000
========================================================================================================


NEVADA-0.86%

  Nevada (State of) Department of Business &
     Industry (Nevada Cancer Institute); Series
     2003, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.65%     12/01/33      22,550         22,550,000
========================================================================================================


NEW HAMPSHIRE-0.67%

  New Hampshire (State of) Business Finance
     Authority (Alice Peck Day Health Systems
     Obligated Group); Series 2007 A, VRD RB
     (LOC-TD Bank, N.A.)(a)(d)                         0.61%     10/01/36       9,350          9,350,000
--------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Moore Center); Series
     2007, VRD RB (LOC-TD Bank, N.A.)(a)(d)            0.60%     09/01/37       4,240          4,240,000
--------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Riverbend Community
     Mental Health, Inc.); Series 2008, VRD RB
     (LOC-TD Bank, N.A.)(a)(d)                         0.60%     07/01/38       4,100          4,100,000
========================================================================================================
                                                                                              17,690,000
========================================================================================================


NEW JERSEY-0.59%

  Reset Option Ctfs. Trust II-R (New Jersey (State
     of) Transportation Trust Fund Authority);
     Series 11282, VRD RB(a)(b)(c)                     0.72%     12/15/32      15,475         15,475,000
========================================================================================================


NEW MEXICO-0.22%

  New Mexico (State of) Finance Authority; Series
     2008 B-1, Ref. Sub Lien VRD RB (LOC-State
     Street Bank & Trust Co.)(a)(d)                    0.53%     12/15/26       3,800          3,800,000
--------------------------------------------------------------------------------------------------------
  New Mexico (State of); Series 2007, Unlimited
     Tax Capital Projects GO                           5.00%     03/01/09       2,010          2,010,109
========================================================================================================
                                                                                               5,810,109
========================================================================================================


NEW YORK-0.31%

  New York (State of) Thruway Authority (Highway &
     Bridge Trust Fund); Series 1999 B,
     RB(f)(g)(h)                                       5.00%     04/01/09       7,000          7,087,760
--------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (New York (City
     of) Trust for Cultural Resources); Series
     11557, VRD RB(a)(b)(c)                            0.74%     07/01/31       1,000          1,000,000
========================================================================================================
                                                                                               8,087,760
========================================================================================================


NORTH CAROLINA-5.19%

  Charlotte (City of) Housing Authority (Oak Park
     Apartments); Series 2005, VRD MFH RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.60%     09/01/35       7,625          7,625,000
--------------------------------------------------------------------------------------------------------
  Charlotte (City of) Housing Authority
     (Stonehaven East Apartments); Series 2005,
     VRD MFH RB (LOC-Wells Fargo Bank, N.A.)(a)(d)     0.60%     09/01/35       9,195          9,195,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Barton College); Series 2004,
     VRD Educational Facilities RB (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.68%     07/01/19       4,440          4,440,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Cannon School, Inc.); Series
     2002, VRD Educational Facilities RB
     (LOC-SunTrust Bank)(a)(d)                         0.61%     06/01/25       3,340          3,340,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Canterbury School); Series
     2002, VRD Educational Facilities RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     08/01/22       1,125          1,125,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Guilford College); Series
     2005 B, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.68%     09/01/35       6,900          6,900,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (High Point University);
     Series 2008, VRD Educational Facilities RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     05/01/30       4,500          4,500,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The Hill Center); Series
     2008, VRD Educational Facilities RB
     (LOC-SunTrust Bank)(a)(d)                         0.67%     07/01/28       5,000          5,000,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

  North Carolina (State of) Capital Facilities
     Finance Agency (The O'Neal School); Series
     2007, VRD Educational Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.68%     09/01/29     $ 2,500     $    2,500,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The Summit School, Inc.);
     Series 2008, VRD Educational Facilities RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     06/01/33       5,200          5,200,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Cardinal Gibbons High
     School); Series 1999, VRD RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.67%     08/01/14       3,580          3,580,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Elon College); Series 1997,
     VRD RB (LOC-Bank of America, N.A.)(a)(d)          0.65%     01/01/19       4,180          4,180,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Queens College); Series 1999
     A, VRD RB (LOC-Bank of America, N.A.)(a)(d)       0.65%     03/01/19       2,900          2,900,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Roman Catholic Diocese of
     Charlotte, North Carolina); Series 2000, VRD
     RB (LOC-Wells Fargo Bank, N.A.)(a)(d)             0.61%     06/01/17       4,995          4,995,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Housing Finance Agency
     (Appalachian Student Housing Corp.); Series
     2000 A-1, VRD Student Housing RB (LOC-Wells
     Fargo Bank, N.A.)(a)(d)                           0.68%     07/01/31       1,505          1,505,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Housing Finance Agency
     (The Masonic Home for Children at Oxford);
     Series 2002, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.68%     08/01/23       1,470          1,470,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Deerfield Episcopal Retirement
     Community); Series 2008 B, VRD Health Care
     Facilities First Mortgage RB (LOC-Branch
     Banking &Trust Co.)(a)(d)                         0.68%     11/01/14       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Lower Cape Fear Hospice, Inc.);
     Series 2007, VRD Health Care Facilities RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     11/01/27       2,000          2,000,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (North Carolina Baptist Hospital);
     Series 2009 B, Ref. VRD RB(a)                     0.60%     06/01/34       5,700          5,700,000
--------------------------------------------------------------------------------------------------------
     Series 2009 C, Ref. VRD RB(a)                     0.60%     06/01/34       5,700          5,700,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Person Memorial Hospital); Series
     2005, VRD Health Care Facilities RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     01/01/35      13,890         13,890,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (University Health Systems of
     Eastern Carolina); Series 2008 B-2, Ref. VRD
     Health Care Facilities RB (LOC-Branch Banking
     & Trust Co.)(a)(d)                                0.64%     12/01/36       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Westcare Health System Obligated
     Group); Series 2002 A, VRD Hospital RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     09/01/22       8,900          8,900,000
--------------------------------------------------------------------------------------------------------
  University of North Carolina at Chapel Hill
     Board of Governors;
     Series 2006 A, Commercial Paper Bonds             0.70%     03/06/09       4,500          4,500,000
--------------------------------------------------------------------------------------------------------
     Series 2006 A, Commercial Paper Bonds             0.75%     04/03/09      11,600         11,600,000
--------------------------------------------------------------------------------------------------------
  Wake (County of) Industrial Facilities &
     Pollution Control Finance Agency (Wake
     Enterprises, Inc.); Series 2009, VRD Capital
     Facilities RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.58%     02/01/34       3,500          3,500,000
--------------------------------------------------------------------------------------------------------
  Wake (County of); Series 2008, Unlimited Tax GO
     BAN                                               3.50%     10/15/09       2,500          2,527,639
========================================================================================================
                                                                                             136,772,639
========================================================================================================


NORTH DAKOTA-0.10%

  Fargo (City of) (Case Oil Co.); Series 1984, VRD
     Commercial Development RB (LOC-U.S. Bank
     N.A.)(a)(d)                                       0.77%     12/01/14       2,655          2,655,000
========================================================================================================


OHIO-3.72%

  Beavercreek (City of) City School District;
     Series 2009, School Improvement Unlimited Tax
     GO BAN                                            2.00%     08/18/09       8,350          8,402,757
--------------------------------------------------------------------------------------------------------
  Butler (County of) (CCAO Low Cost Capital Pooled
     Financing Program); Sr. Series 2005 A, VRD
     Capital Funding RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.60%     06/01/35       3,015          3,015,000
--------------------------------------------------------------------------------------------------------
  Cleveland (City of) Municipal School District;
     Series 2008, School Improvement Unlimited Tax
     GO BAN                                            2.50%     09/30/09      12,500         12,597,827
--------------------------------------------------------------------------------------------------------
  Columbus (City of) City School District; Series
     2009 A, School Facilities Construction &
     Improvement Unlimited Tax GO BAN                  2.00%     08/13/09       8,500          8,550,166
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

  Columbus (City of) Regional Airport Authority
     (OASBO Expanded Asset Pooled Financing
     Program);
     Sr. Series 2004 A, VRD Capital Funding RB
       (LOC-U.S. Bank, N.A.)(a)(d)                     0.60%     03/01/34     $ 5,360     $    5,360,000
--------------------------------------------------------------------------------------------------------
     Sr. Series 2005, VRD Capital Funding RB
       (LOC-U.S. Bank, N.A.)(a)(d)                     0.60%     07/01/35       6,320          6,320,000
--------------------------------------------------------------------------------------------------------
  Dublin (City of) City School District; Series
     2009, School Construction Unlimited Tax GO
     BAN                                               2.00%     10/15/09       2,700          2,722,710
--------------------------------------------------------------------------------------------------------
  Hamilton (County of) (Drake Center, Inc.);
     Series 1999 A, VRD Hospital Facilities RB
     (LOC-U.S. Bank, N.A.)(a)(d)                       0.60%     06/01/19       5,700          5,700,000
--------------------------------------------------------------------------------------------------------
  Lake (County of) (Lake Hospital System, Inc.);
     Series 2002, VRD Hospital Facilities RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.78%     12/01/32       8,930          8,930,000
--------------------------------------------------------------------------------------------------------
  Lorain (County of) (EMH Regional Medical
     Center); Series 2008, Ref. VRD Hospital
     Facilities RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.65%     11/01/21       4,900          4,900,000
--------------------------------------------------------------------------------------------------------
  Lorain (County of) Port Authority (St. Ignatius
     High School); Series 2008, VRD Educational
     Facilities RB (LOC-U.S. Bank, N.A.)(a)(d)         0.61%     08/02/38       2,250          2,250,000
--------------------------------------------------------------------------------------------------------
  Lucas (County of) (ProMedica Healthcare System);
     Series 2008 B, VRD Hospital RB (LOC-UBS
     AG)(a)(d)(e)                                      0.72%     11/15/40       1,955          1,955,000
--------------------------------------------------------------------------------------------------------
  Marion (County of) (Pooled Lease Program);
     Series 1990, VRD Hospital Improvement RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.68%     08/01/20       1,125          1,125,000
--------------------------------------------------------------------------------------------------------
  Montgomery (County of) (The Dayton Art
     Institute); Series 1996, VRD Economic
     Development RB (LOC-U.S. Bank, N.A.)(a)(d)        0.60%     05/01/26       4,300          4,300,000
--------------------------------------------------------------------------------------------------------
  Ohio (State of) (Goodwill Industries of the
     Miami Valley); Series 2003, VRD Economic
     Development RB (LOC-PNC Bank, N.A.)(a)(d)         0.60%     06/01/23       7,320          7,320,000
--------------------------------------------------------------------------------------------------------
  Richland (County of) (Wesleyan Senior Living
     Obligated Group); Series 2004 A, Ref. VRD
     Health Care Facilities RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(d)                                 0.60%     11/01/27      14,630         14,630,000
========================================================================================================
                                                                                              98,078,460
========================================================================================================


OKLAHOMA-1.05%

  Oklahoma (County of) Finance Authority (Oxford
     Oaks, Watersedge & Gardens at Reding
     Apartments); Series 2000, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.64%     07/15/30       8,650          8,650,000
--------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Development Finance
     Authority (Capitol Dome); Series 2001, VRD RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.77%     06/01/11       1,360          1,360,000
--------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Water Resources Board;
     Series 1994 A, VRD State Loan Program
     RB(a)(g)                                          1.65%     09/01/23      12,655         12,655,000
--------------------------------------------------------------------------------------------------------
     Series 1995, VRD State Loan Program RB(a)         1.65%     09/01/24       5,060          5,060,000
========================================================================================================
                                                                                              27,725,000
========================================================================================================


OREGON-0.77%

  Oregon (State of); Series 2008 A, Full Faith &
     Credit Unlimited Tax GO TAN                       3.00%     06/30/09      10,000         10,042,350
--------------------------------------------------------------------------------------------------------
  Portland (City of) (South Park Block); Series
     1988 A, Ref. VRD MFH RB (LOC-Harris
     N.A.)(a)(d)                                       0.65%     12/01/11      10,250         10,250,000
========================================================================================================
                                                                                              20,292,350
========================================================================================================


PENNSYLVANIA-6.24%

  Allegheny (County of) Hospital Development
     Authority (Central Blood Bank); Series 1992,
     VRD Health Facilities RB (LOC-PNC Bank,
     N.A.)(a)(d)                                       0.60%     12/01/10       1,225          1,225,000
--------------------------------------------------------------------------------------------------------
  Allegheny (County of) Hospital Development
     Authority (UPMC Senior Communities, Inc.);
     Series 2003, VRD RB (CEP-Federal National
     Mortgage Association)(a)                          0.62%     07/15/28       1,900          1,900,000
--------------------------------------------------------------------------------------------------------
  Benzinger (Township of) Hospital Authority (Elk
     Regional Health System); Series 2000, VRD RB
     (LOC-PNC Bank, N.A.)(a)(d)                        0.60%     12/01/30       1,040          1,040,000
--------------------------------------------------------------------------------------------------------
  Berks (County of) Industrial Development
     Authority (CHF-Kutztown, LLC Project
     Servicing Kutztown University of
     Pennsylvania); Series 2007 A, VRD Student
     Housing RB (LOC-Citibank N.A.)(a)(d)              0.60%     07/01/37      10,675         10,675,000
--------------------------------------------------------------------------------------------------------
  Butler (County of) Industrial Development
     Authority (Concordia Lutheran Ministries);
     Series 2004 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.57%     05/01/34       6,540          6,540,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

  Chester (County of) Industrial Development
     Authority (Archdiocese of Philadelphia);
     Series 2001, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.65%     07/01/31     $42,100     $   42,100,000
--------------------------------------------------------------------------------------------------------
  Erie (City of) Higher Education Building
     Authority (Gannon University); Series 1998 F,
     VRD University RB (LOC-PNC Bank, N.A.)(a)(d)      0.60%     07/01/13       1,800          1,800,000
--------------------------------------------------------------------------------------------------------
  Erie (County of) Hospital Authority (Hamot
     Health Foundation); Series 2008, VRD RB
     (LOC-PNC Bank, N.A.)(a)(d)                        0.55%     05/15/20       2,210          2,210,000
--------------------------------------------------------------------------------------------------------
  Haverford (Township of) School District; Series
     2009, Limited Tax GO (LOC-TD Bank,
     N.A.)(a)(d)                                       0.58%     03/01/30       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  Lebanon (County of) Health Facilities Authority
     (E.C.C. Retirement Village); Series 2000, VRD
     RB (LOC-PNC Bank, N.A.)(a)(d)                     0.65%     10/15/25       9,315          9,315,000
--------------------------------------------------------------------------------------------------------
  Lower Merion (Township of) School District
     (Capital Project Series);
     Series 2009 A, VRD Limited Tax GO (LOC-State
     Street Bank & Trust Co.)(a)(d)                    0.55%     04/01/27       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
     Series 2009 B, VRD Limited Tax GO (LOC-U.S.
     Bank, N.A.)(a)(d)                                 0.55%     04/01/27       4,000          4,000,000
--------------------------------------------------------------------------------------------------------
  Luzerne (County of) Industrial Development
     Authority (Methodist Homes for the Aging of
     the Wyoming Conference); Series 2003, VRD RB
     (LOC-Bank of New York)(a)(d)                      0.62%     02/01/29       2,700          2,700,000
--------------------------------------------------------------------------------------------------------
  Luzerne (County of) Industrial Development
     Authority; Series 2005, VRD Gtd. Lease RB
     (LOC-PNC Bank, N.A.)(a)(d)                        0.60%     11/01/26       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Luzerne (County of); Series 2004, VRD Unlimited
     Tax GO (LOC-PNC Bank, N.A.)(a)(d)                 0.60%     11/01/14       2,185          2,185,000
--------------------------------------------------------------------------------------------------------
  Montgomery (County of) Redevelopment Authority
     (Forge Gate Apartments); Series 2001 A, VRD
     MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     08/15/31       2,225          2,225,000
--------------------------------------------------------------------------------------------------------
  Moon (Township of) Industrial Development
     Authority (Providence Point); Series 2007,
     VRD First Mortgage RB (LOC-Lloyds TSB Bank
     PLC)(a)(d)(e)                                     0.67%     07/01/38      31,165         31,165,000
--------------------------------------------------------------------------------------------------------
  New Castle Area School District; Series 2003 B,
     Unlimited Tax GO(f)(g)(h)                         4.75%     03/01/09       2,400          2,400,133
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Dr. Gertrude A. Barber
     Center, Inc.); Series 2002, VRD RB (LOC-PNC
     Bank, N.A.)(a)(d)                                 0.60%     12/01/31       2,230          2,230,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Mercy Health System of
     Southeastern Pennsylvania); Series 1999 E-1,
     VRD RB (LOC-PNC Bank, N.A.)(a)(d)                 0.60%     09/01/19       1,200          1,200,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Pennsylvania Treasury
     Department Hospital Enhancement Loan Program-
     J.C. Blair Memorial Hospital); Series 2007 A-
     1, VRD Hospital RB (LOC-PNC Bank, N.A.)(a)(d)     0.60%     03/01/19       2,070          2,070,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Kings
     College); Series 2003 L-2, VRD RB (LOC-PNC
     Bank, N.A.)(a)(d)                                 0.60%     05/01/18       1,115          1,115,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Rosemont
     College); Series 2004 O, VRD RB (LOC-Wells
     Fargo Bank, N.A.)(a)(d)                           0.62%     11/01/34       5,500          5,500,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Washington &
     Jefferson College); Series 1999 E-5, VRD RB
     (LOC-PNC Bank, N.A.)(a)(d)                        0.60%     11/01/29       5,300          5,300,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-The Waynesburg
     College); Series 2004 N-2, VRD RB (LOC-PNC
     Bank, N.A.)(a)(d)                                 0.60%     05/01/34       1,500          1,500,000
--------------------------------------------------------------------------------------------------------
  Westmoreland (County of) Industrial Development
     Authority (Excela Health);
     Series 2005 C, VRD Health System RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.60%     07/01/27       7,915          7,915,000
--------------------------------------------------------------------------------------------------------
     Series 2005 E, VRD Health System RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.60%     07/01/22       7,100          7,100,000
========================================================================================================
                                                                                             164,410,133
========================================================================================================


RHODE ISLAND-0.09%

  Providence (City of) Housing Authority
     (Cathedral Square Apartments I); Series 2000
     A, VRD MFH RB (LOC-Bank of America,
     N.A.)(a)(c)(d)                                    0.75%     09/01/30       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Rhode Island (State of) Health & Educational
     Building Corp. (St. Andrew's School); Series
     1999, VRD RB (LOC-U.S. Bank, N.A.)(a)(d)          0.66%     12/01/29       1,375          1,375,000
========================================================================================================
                                                                                               2,375,000
========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
SOUTH CAROLINA-2.84%

  Charleston (County of) School District; Series
     2008, Unlimited Tax GO                            4.00%     03/01/09     $34,000     $   34,000,959
--------------------------------------------------------------------------------------------------------
  Clemson University; Series 2000, RB(f)(g)(h)         6.25%     05/01/09       1,250          1,274,636
--------------------------------------------------------------------------------------------------------
  Oconee (County of) (Duke Power Co.); Series
     1993, Ref. VRD Facilities PCR (LOC-SunTrust
     Bank)(a)(d)                                       0.62%     02/01/17       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Nonprofit Institutions
     of Higher Learning (Newberry College); Series
     2008, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.68%     06/01/35       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Housing Finance &
     Development Authority (Runaway Bay
     Apartments); Series 2005, Ref. VRD MFH Rental
     RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     11/15/35       7,465          7,465,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Carolina Children's
     Home); Series 2003, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.68%     03/01/23       1,800          1,800,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (John Ancrum Society
     for Prevention of Cruelty to Animals); Series
     2007, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.65%     08/01/27       4,400          4,400,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Oconee Memorial
     Hospital, Inc.); Series 2006 B, VRD Hospital
     RB (LOC-Wells Fargo Bank, N.A.)(a)(d)             0.60%     10/01/36       9,000          9,000,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Porter-Gaud School);
     Series 2008, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.61%     12/01/33      12,000         12,000,000
========================================================================================================
                                                                                              74,940,595
========================================================================================================


SOUTH DAKOTA-0.36%

  South Dakota (State of) Health & Educational
     Facilities Authority (Regional Health, Inc.);
     Series 2008, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.65%     09/01/27       8,500          8,500,000
--------------------------------------------------------------------------------------------------------
  South Dakota (State of) Housing Development
     Authority (Country Meadows Apartments);
     Series 2009, VRD MFH RB (CEP-Federal Home
     Loan Mortgage Corp.)(a)                           0.62%     01/01/44       1,000          1,000,000
========================================================================================================
                                                                                               9,500,000
========================================================================================================


TENNESSEE-2.09%

  Blount (County of) Public Building Authority
     (Local Government Public Improvement); Series
     2009 E-7-A, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(d)                                  0.68%     06/01/39       5,500          5,500,000
--------------------------------------------------------------------------------------------------------
  Chattanooga (City of) Health, Educational &
     Housing Facility Board (Windridge
     Apartments); Series 2003 A, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     05/15/33       3,175          3,175,000
--------------------------------------------------------------------------------------------------------
  Hendersonville (City of) Industrial Development
     Board (Pope John Paul II High School, Inc.);
     Series 2000, VRD Educational Facilities RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     12/01/20       2,700          2,700,000
--------------------------------------------------------------------------------------------------------
  Jackson (City of) Health, Educational & Housing
     Facility Board (Post House Jackson
     Apartments); Series 2002, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     10/15/32       3,870          3,870,000
--------------------------------------------------------------------------------------------------------
  Loudon (City of) Industrial Development Board
     (A.E. Staley Manufacturing Company, Inc.);
     Series 1991, Ref. VRD PCR (LOC-Citibank
     N.A.)(a)(c)(d)                                    0.61%     06/01/23       8,100          8,100,000
--------------------------------------------------------------------------------------------------------
  Memphis (City of) & Shelby (County of)
     Industrial Development Board (UT Medical
     Group, Inc.); Series 1999, VRD IDR
     (LOC-SunTrust Bank)(a)(d)                         0.82%     03/01/24       5,555          5,555,000
--------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (Hickory Trace Apartments);
     Series 2003, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                      0.63%     03/01/33       4,750          4,750,000
--------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (Lipscomb University);
     Series 2003, Ref. VRD Educational Facilities
     RB (LOC-SunTrust Bank)(a)(d)                      0.62%     02/01/23       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
     Series 2006, VRD RB (LOC-SunTrust Bank)(a)(d)     0.62%     11/01/28       1,150          1,150,000
--------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (Summit Apartments); Series
     2006, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.62%     07/15/36       6,825          6,825,000
--------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (The Park at Hermitage);
     Series 2004, Ref. VRD MFH RB (CEP-Federal
     National Mortgage Association)(a)                 0.62%     02/15/34       1,945          1,945,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

  Shelby (County of) Health, Educational & Housing
     Facility Board (Memphis University School);
     Series 2006, VRD RB (LOC-SunTrust Bank)(a)(d)     0.82%     07/01/26     $ 3,300     $    3,300,000
--------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Trezevant Manor); Series 2007
     A, VRD RB (LOC-Bank of America, N.A.)(a)(d)       0.67%     09/01/39       7,225          7,225,000
========================================================================================================
                                                                                              55,095,000
========================================================================================================


TEXAS-11.99%

  Arlington (City of);
     Series 2005 A, GO Commercial Paper Notes          1.25%     03/10/09      11,000         11,000,000
--------------------------------------------------------------------------------------------------------
     Series 2005 A, GO Commercial Paper Notes          0.75%     04/06/09       9,000          9,000,000
--------------------------------------------------------------------------------------------------------
  Austin (City of) Housing Finance Corp. (Stassney
     Woods Apartments); Series 2004, Ref. VRD MFH
     RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     10/15/32       3,350          3,350,000
--------------------------------------------------------------------------------------------------------
  Bexar (County of) Housing Finance Corp.
     (Northwest Trails Apartments); Series 2004,
     Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.62%     12/15/34       3,130          3,130,000
--------------------------------------------------------------------------------------------------------
  Crawford (City of) Education Facilities Corp.
     (Prince of Peace Christian School);
     Series 2005, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.57%     07/01/28       5,500          5,500,000
--------------------------------------------------------------------------------------------------------
     Series 2005, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.57%     05/01/30       5,375          5,375,000
--------------------------------------------------------------------------------------------------------
  Cypress-Fairbank Independent School District;
     Series 2008, TAN                                  3.00%     06/25/09       5,000          5,021,417
--------------------------------------------------------------------------------------------------------
  De Soto (City of) Industrial Development
     Authority (National Service Industries,
     Inc.); Series 1991, Ref. VRD IDR (LOC-Wells
     Fargo Bank, N.A.)(a)(c)(d)                        0.68%     09/01/18       3,140          3,140,000
--------------------------------------------------------------------------------------------------------
  Garland (City of); Series 2008, GO Commercial
     Paper Notes                                       0.70%     07/07/09       8,200          8,200,000
--------------------------------------------------------------------------------------------------------
  Gulf Coast Industrial Development Authority
     (Petrounited Terminals, Inc.); Series 1989,
     Ref. VRD IDR (LOC-BNP Paribas)(a)(c)(d)(e)        0.63%     11/01/19       5,600          5,600,000
--------------------------------------------------------------------------------------------------------
  Harris (County of) Health Facilities Development
     Corp. (Texas Children's Hospital); Series
     2008-3, Ref. VRD Hospital RB(a)                   2.10%     10/01/41      24,865         24,865,000
--------------------------------------------------------------------------------------------------------
  Hockley (County of) Industrial Development Corp.
     (Amoco Corp.);
     Series 1983, VRD PCR(a)(e)                        1.70%     03/01/14      30,000         30,000,054
--------------------------------------------------------------------------------------------------------
     Series 1985, VRD PCR(a)(e)                        2.70%     11/01/19       9,000          9,000,000
--------------------------------------------------------------------------------------------------------
  Mesquite (City of) Independent School District;
     Series 2003 A, VRD School Building Unlimited
     Tax GO (CEP-Texas Permanent School Fund)(a)       0.61%     08/01/29      10,670         10,670,000
--------------------------------------------------------------------------------------------------------
  Morgan Stanley & Co. Inc. Trust Floater Ctfs.
     (North East Independent School District);
     Series 2006-1668, Ref. VRD Unlimited Tax
     GO(a)(b)(c)                                       0.67%     02/01/27      14,725         14,725,000
--------------------------------------------------------------------------------------------------------
  Northwest Independent School District; Series
     2006, VRD School Building Unlimited Tax GO
     (CEP-Texas Permanent School Fund)(a)              0.61%     02/15/31      10,560         10,560,000
--------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Houston (City
     of)); Series 12022, Sub. Lien VRD Airport
     System RB(a)(b)(c)                                0.67%     07/01/28      17,235         17,235,000
--------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Northwest
     Independent School District); Series 11220,
     VRD Unlimited Tax School Building GO(a)(b)(c)     0.68%     02/15/27       3,585          3,585,000
--------------------------------------------------------------------------------------------------------
  San Antonio (City of); Series 2008, Ref. Sub.
     Lien VRD Hotel Occupancy Tax RB (LOC-Wells
     Fargo Bank, N.A.)(a)(d)                           0.58%     08/15/34       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
  San Gabriel (City of) Health Facilities
     Development Corp. (YMCA of Greater Williamson
     County); Series 2005, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(d)                           0.63%     04/01/26       4,915          4,915,000
--------------------------------------------------------------------------------------------------------
  Tarrant (County of) Housing Finance Corp.
     (Sierra Springs Apartments); Series 1999,
     Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.67%     02/15/27       7,760          7,760,000
--------------------------------------------------------------------------------------------------------
  Texas (State of) Department of Housing &
     Community Affairs (NHP Foundation-Asmara
     Affordable Housing Inc.); Series 2003, Ref.
     VRD MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(a)                                         0.58%     07/01/33       6,180          6,180,000
--------------------------------------------------------------------------------------------------------
  Texas (State of) Public Finance Authority;
     Series 2002 A, GO Commercial Paper Notes          0.55%     06/23/09       6,500          6,500,000
--------------------------------------------------------------------------------------------------------
  Texas (State of) Small Business Industrial
     Development Corp. (Texas Public Facilities
     Capital Access Program); Series 1986, VRD RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.63%     07/01/26       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Texas (State of); Series 2008, TRAN                  3.00%     08/28/09      41,500         41,778,443
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

  Texas A&M University System Board of Regents;
     Series 1999, Financing System RB(f)(g)(h)         5.55%     05/15/09     $ 7,600     $    7,655,075
--------------------------------------------------------------------------------------------------------
  Travis (County of) Housing Finance Corp. (Travis
     Station Apartments); Series 2004 A, Ref. VRD
     MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     02/15/34       1,075          1,075,000
--------------------------------------------------------------------------------------------------------
  Travis (County of); Series 2008, Limited Tax GO
     Ctfs.                                             3.25%     03/01/10       2,000          2,049,997
--------------------------------------------------------------------------------------------------------
  University of Texas System Board of Regents
     (Revenue Financing System);
     Series 2002 A, Commercial Paper Notes             0.25%     04/06/09       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
     Series 2002 A, Commercial Paper Notes             0.45%     04/06/09      10,000         10,000,000
--------------------------------------------------------------------------------------------------------
  Upper Trinity Regional Water District; Series
     2008 A, Commercial Paper Regional Treated
     Water Supply System RN (LOC-Bank of America,
     N.A.)(d)                                          1.50%     05/06/09      15,550         15,550,000
--------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Comal (County of) Independent
     School District); Series 2008 K-10, VRD
     Unlimited Tax GO(a)(b)(c)                         0.65%     02/01/26       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (University of Texas System
     Board of Regents); Series 2007-C82, Ref. VRD
     RB(a)(b)(c)                                       0.65%     07/01/21      10,665         10,665,000
========================================================================================================
                                                                                             316,084,986
========================================================================================================


UTAH-0.07%

  Duchesne School District Municipal Building
     Authority; Series 2005, VRD Lease RB
     (LOC-U.S. Bank, N.A.)(a)(d)                       0.63%     06/01/21       1,800          1,800,000
========================================================================================================


VERMONT-0.22%

  Vermont (State of) Economic Development
     Authority (Wake Robin Corp.); Series 1999 B,
     Mortgage RB(f)(g)(h)                              6.75%     03/01/09       5,720          5,834,809
========================================================================================================


VIRGINIA-3.60%

  Albemarle (County of) Industrial Development
     Authority (Jefferson Scholars Foundation);
     Series 2007, VRD RB (LOC-SunTrust Bank)(a)(d)     0.62%     10/01/37       2,000          2,000,000
--------------------------------------------------------------------------------------------------------
  Albemarle (County of) Industrial Development
     Authority (Thomas Jefferson Foundation,
     Inc.);
     Series 2004, VRD RB (LOC-SunTrust Bank)(a)(d)     0.62%     10/01/29         940            940,000
--------------------------------------------------------------------------------------------------------
     Series 2007, VRD RB (LOC-SunTrust Bank)(a)(d)     0.62%     06/01/37       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  Arlington (County of) (Ballston Public Parking);
     Series 1984, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.63%     08/01/17       3,725          3,725,000
--------------------------------------------------------------------------------------------------------
  Arlington (County of) Industrial Development
     Authority (Woodbury Park Apartments); Series
     2005 A, Ref. VRD MFH RB (CEP-Federal Home
     Loan Mortgage Corp.)(a)                           0.62%     03/01/35      12,935         12,935,000
--------------------------------------------------------------------------------------------------------
  Charlottesville (City of) Industrial Development
     Authority (Seminole Square Shopping Center);
     Series 1993 B, Ref. VRD IDR (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.65%     12/01/13       1,010          1,010,000
--------------------------------------------------------------------------------------------------------
  Chesapeake (City of) Hospital Authority
     (Chesapeake General Hospital); Series 2001 B,
     VRD RB (LOC-SunTrust Bank)(a)(d)                  0.62%     07/01/31       1,500          1,500,000
--------------------------------------------------------------------------------------------------------
  Chesterfield (County of) Health Center
     Commission (Lucy Corr Village); Series 2008
     B, VRD Residential Care Facility First
     Mortgage RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.68%     12/01/12       3,100          3,100,000
--------------------------------------------------------------------------------------------------------
  Fairfax (County of) Economic Development
     Authority (Capital Hospice); Series 2009, VRD
     Health Care Facilities RB (LOC-Branch Banking
     & Trust Co.)(a)(d)                                0.68%     01/01/34       6,050          6,050,000
--------------------------------------------------------------------------------------------------------
  Fairfax (County of) Economic Development
     Authority (Vienna II Metrorail Station);
     First Series 1999, Parking RB(f)(g)(h)            6.00%     09/01/09       1,650          1,728,526
--------------------------------------------------------------------------------------------------------
     First Series 1999, Parking RB(f)(g)(h)            6.00%     09/01/09       1,750          1,833,285
--------------------------------------------------------------------------------------------------------
  Fairfax (County of) Industrial Development
     Authority (Inova Health System); Series 2008
     C-1, Ref. VRD Health Care RB(a)                   1.60%     04/15/35      25,000         25,000,000
--------------------------------------------------------------------------------------------------------
  Hanover (County of) Economic Development
     Authority (Bon Secours Health System, Inc.);
     Series 2008 D-1, Ref. VRD RB (LOC-Landesbank
     Baden-Wurttemberg)(a)(d)(e)                       0.62%     11/01/25       9,400          9,400,000
--------------------------------------------------------------------------------------------------------
  Hanover (County of) Industrial Development
     Authority (Covenent Woods); Series 1999, VRD
     Residential Care Facility RB (LOC-Branch
     Banking & Trust Co.)(a)(c)(d)                     0.68%     07/01/29       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  Henrico (County of) Economic Development
     Authority (Bon Secours Health System, Inc.);
     Series 2008 D, Ref. VRD RB (LOC-Landesbank
     Baden-Wurttemberg)(a)(d)(e)                       0.62%     11/01/25      13,700         13,700,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
VIRGINIA-(CONTINUED)

  Suffolk (County of) Redevelopment & Housing
     Authority (Oak Springs Apartments, L.L.C.);
     Series 1999, Ref. VRD MFH RB (CEP- Federal
     Home Loan Mortgage Corp.)(a)                      0.67%     12/01/19     $ 1,390     $    1,390,000
--------------------------------------------------------------------------------------------------------
  University of Virginia Rector & Visitors; Series
     2008 A, General Revenue Pledge Commercial
     Paper Notes                                       0.40%     06/17/09       5,000          5,000,000
========================================================================================================
                                                                                              94,811,811
========================================================================================================


WASHINGTON-2.10%

  Lake Tapps Parkway Properties; Series 1999 A,
     VRD Special RB (LOC-U.S. Bank, N.A.)(a)(d)        0.73%     12/01/19      11,545         11,545,000
--------------------------------------------------------------------------------------------------------
  Seattle (City of) Housing Authority (Bayview
     Manor); Series 1994 B, VRD Low Income Housing
     Assistance RB (LOC-U.S. Bank, N.A.)(a)(d)         0.67%     05/01/19       2,485          2,485,000
--------------------------------------------------------------------------------------------------------
  Seattle (City of) Housing Authority (Pioneer
     Human Services); Series 1995, Ref. VRD RB
     (LOC-U.S. Bank, N.A.)(a)(d)                       0.59%     12/01/15       1,845          1,845,000
--------------------------------------------------------------------------------------------------------
  Seattle (City of); Series 1999, Water System
     RB(f)(g)(h)                                       5.38%     03/01/09      10,000         10,000,619
--------------------------------------------------------------------------------------------------------
  Seattle (Port of) Industrial Development Corp.
     (Sysco Food Services of Seattle, Inc.);
     Series 1994, Ref. VRD RB(a)                       0.60%     11/01/25       8,000          8,000,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (Swedish Health Services); Series
     2006, VRD RB (LOC-Citibank, N.A.)(a)(c)(d)        0.87%     11/15/26       7,950          7,950,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Olympic Heights Apartments); Series 2002,
     Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.62%     09/15/20       5,165          5,165,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Riverview Retirement Community); Series
     1997, VRD Elderly Housing RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.67%     07/01/22       1,760          1,760,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Seattle Country Day School); Series 2006,
     VRD Non-Profit RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.64%     07/01/32       1,100          1,100,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Valley View Apartments); Series 2002, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     09/15/20       2,880          2,880,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (YMCA of Columbia-Willamette); Series 1999,
     VRD Non-Profit RB (LOC-U.S. Bank, N.A.)(a)(d)     0.63%     08/01/24       2,600          2,600,000
========================================================================================================
                                                                                              55,330,619
========================================================================================================


WEST VIRGINIA-0.27%

  West Virginia (State of) Hospital Finance
     Authority (West Virginia United Health System
     Obligated Group); Series 2009 A, Ref. VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.65%     06/01/33       7,200          7,200,000
========================================================================================================


WISCONSIN-2.72%

  Marathon (County of); Series 2009 A, Unlimited
     Tax Promissory GO                                 2.50%     12/01/09       2,835          2,872,299
--------------------------------------------------------------------------------------------------------
  Milwaukee (City of); Series 2005 V-8, VRD
     Unlimited Tax Corporate Purpose GO(a)             0.65%     02/01/25      20,200         20,200,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Benevolent Corp. Cedar
     Community); Series 2007, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(d)                           0.63%     06/01/37       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Froedtert & Community
     Health, Inc. Obligated Group); Series 2009 A,
     VRD RB (LOC-U.S. Bank, N.A.)(a)(d)                0.55%     04/01/35       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Grace Lutheran
     Foundation, Inc.); Series 2000, VRD RB
     (LOC-U.S. Bank, N.A.)(a)(d)                       0.67%     06/01/25       2,190          2,190,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Indian Community School
     of Milwaukee, Inc.); Series 2007, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.63%     12/01/36      11,000         11,000,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Lawrence University of
     Wisconsin); Series 2009, Ref. VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.66%     02/01/39       4,200          4,200,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Meriter Hospital,
     Inc.); Series 2008 B, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.55%     12/01/26      15,385         15,385,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

  Wisconsin (State of) Health & Educational
     Facilities Authority (Three Pillars Senior
     Living Communities); Series 2004 B, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.68%     08/15/34     $ 2,615     $    2,615,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Valley Packaging
     Industries, Inc.); Series 2005, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.63%     07/01/35       1,210          1,210,000
========================================================================================================
                                                                                              71,672,299
========================================================================================================


WYOMING-0.44%

  Gillette (City of) (Pacificorp); Series 1988,
     Ref. VRD PCR (LOC-Barclays Bank PLC)(a)(d)(e)     0.60%     01/01/18       9,475          9,475,000
--------------------------------------------------------------------------------------------------------
  Sweetwater (County of) (Pacificorp); Series 1988
     B, Ref. VRD Customized Purchase PCR
     (LOC-Barclays Bank PLC)(a)(d)(e)                  0.55%     01/01/14       2,000          2,000,000
========================================================================================================
                                                                                              11,475,000
========================================================================================================
TOTAL INVESTMENTS(i)(j)-99.52% (Cost
  $2,626,578,851)                                                                          2,623,883,851
========================================================================================================
OTHER ASSETS LESS LIABILITIES-0.48%                                                           12,598,692
========================================================================================================
NET ASSETS-100.00%                                                                        $2,636,482,543
________________________________________________________________________________________________________
========================================================================================================




Investment Abbreviations:

BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificates of Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
Gtd.     - Guaranteed
IDR      - Industrial Development Revenue Bonds
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Option Tender
MFH      - Multi-Family Housing
PCR      - Pollution Control Revenue Bonds
PUTTERs  - Putable Tax-Exempt Receipts
RAC      - Revenue Anticipation Certificates
RAN      - Revenue Anticipation Notes
RB       - Revenue Bonds
Ref.     - Refunding
RN       - Revenue Notes
Sr.      - Senior
Sub.     - Subordinated
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand


Notes to Schedule of Investments:

(a) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2009.
(b) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2009 was $229,500,000, which represented 8.70% of the Fund's Net Assets.
(d) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5% each.
(f) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)   Secured by an escrow fund of U.S. government obligations.
(h)   Advance refunded.
(i)   Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO



(j) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

      ENTITIES                                                       PERCENTAGE
      -------------------------------------------------------------------------
      Bank of America, N.A.                                             11.1%
      -------------------------------------------------------------------------
      Branch Banking & Trust Co.                                         7.7
      -------------------------------------------------------------------------
      JPMorgan Chase Bank, N.A.                                          7.7
      -------------------------------------------------------------------------
      SunTrust Bank                                                      7.4
      -------------------------------------------------------------------------
      Wells Fargo Bank, N.A.                                             7.1
      -------------------------------------------------------------------------
      U.S. Bank, N.A.                                                    6.6
      -------------------------------------------------------------------------
      Federal National Mortgage Association                              5.1
      _________________________________________________________________________
      =========================================================================



FUND COMPOSITION BY MATURITY

In days, as of 2/28/09



-------------------------------------------------------------------------
1-7                                                                  80.2%
-------------------------------------------------------------------------
8-30                                                                  0.4
-------------------------------------------------------------------------
31-90                                                                 8.6
-------------------------------------------------------------------------
91-180                                                                4.7
-------------------------------------------------------------------------
181+                                                                  6.1
_________________________________________________________________________
=========================================================================



The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2009
(Unaudited)




                                                                                      GOVERNMENT &     GOVERNMENT       TAX-FREE
                                LIQUID ASSETS      STIC PRIME         TREASURY           AGENCY       TAXADVANTAGE    CASH RESERVE
                                  PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO       PORTFOLIO
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------

ASSETS:

Investments, at value and
  cost                         $21,900,740,145   $6,793,778,778   $10,420,676,722   $ 7,188,550,644   $367,619,731   $2,623,883,851
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
Repurchase agreements, at
  value and cost                 2,397,575,508               --    14,659,702,603     6,588,081,958             --               --
============================   ===============   ==============   ===============   ===============   ============   ==============
     Total investments, at
       value and cost           24,298,315,653    6,793,778,778    25,080,379,325    13,776,632,602    367,619,731    2,623,883,851
============================   ===============   ==============   ===============   ===============   ============   ==============
Cash                                        --               --                --            26,425             --        1,957,066
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
Receivables for:
  Investments sold                          --               --                --                --             --       42,680,509
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
  Investments matured               10,000,000               --                --                --             --               --
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
  Interest                          17,371,804          371,081        11,873,458         6,877,190        262,742        5,950,399
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
  Fund expenses absorbed                    --            5,095           277,689                --         12,794            8,096
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
Investment for trustee
  deferred compensation and
  retirement plans                     261,147          138,268           109,003            37,123         26,093           49,101
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
Other assets                         1,647,991          739,483         1,714,678           764,227         50,066          323,706
============================   ===============   ==============   ===============   ===============   ============   ==============
     Total assets               24,327,596,595    6,795,032,705    25,094,354,153    13,784,337,567    367,971,426    2,674,852,728
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============


LIABILITIES:

Payables for:
  Investments purchased                     --               --                --                --             --       36,859,362
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
  Amount due custodian                 686,225               --                --                --             --               --
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
  Dividends                         17,373,357        1,459,788         4,795,307         5,479,915        136,851          880,635
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
  Accrued fees to affiliates         1,040,293          388,878         1,510,225           628,584         20,359          140,166
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
  Accrued operating expenses           394,703          144,301           374,387           150,115         34,099          144,789
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
Trustee deferred
  compensation and
  retirement plans                   2,295,539          929,174           881,615           317,564         65,147          345,233
============================   ===============   ==============   ===============   ===============   ============   ==============
     Total liabilities              21,790,117        2,922,141         7,561,534         6,576,178        256,456       38,370,185
============================   ===============   ==============   ===============   ===============   ============   ==============
Net assets applicable to
  shares outstanding           $24,305,806,478   $6,792,110,564   $25,086,792,619   $13,777,761,389   $367,714,970   $2,636,482,543
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============


NET ASSETS CONSIST OF:

Shares of beneficial
  interest                     $24,304,289,206   $6,791,055,988   $25,085,743,287   $13,777,321,440   $367,665,193   $2,636,502,327
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
Undistributed net investment
  income                             2,058,251          780,700           320,482           252,741          4,022               --
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
Undistributed net realized
  gain (loss)                         (540,979)         273,876           728,850           187,208         45,755          (19,784)
============================   ===============   ==============   ===============   ===============   ============   ==============
                               $24,305,806,478   $6,792,110,564   $25,086,792,619   $13,777,761,389   $367,714,970   $2,636,482,543
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        SHORT-TERM INVESTMENTS TRUST

February 28, 2009
(Unaudited)


                                                                                      GOVERNMENT &     GOVERNMENT       TAX-FREE
                                LIQUID ASSETS      STIC PRIME         TREASURY           AGENCY       TAXADVANTAGE    CASH RESERVE
                                  PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO       PORTFOLIO
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------

NET ASSETS:

Institutional Class            $16,594,555,984   $3,868,035,551   $ 7,779,019,865   $ 8,808,689,475   $252,874,255   $1,476,419,942
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Private Investment Class       $   730,177,555   $  541,156,691   $ 1,062,357,815   $   575,335,088   $ 50,113,686   $  234,899,374
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Personal Investment Class      $   122,859,543   $  314,704,521   $   390,197,762   $    20,364,096   $ 12,673,550   $    9,018,572
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Cash Management Class          $ 3,363,445,752   $1,138,786,596   $12,858,651,209   $ 1,565,498,488   $ 20,811,292   $  619,130,833
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Reserve Class                  $    39,014,205   $   14,294,021   $    53,169,602   $   153,035,621   $  3,522,325   $   22,639,754
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Resource Class                 $   864,191,281   $  264,719,877   $   555,814,741   $   725,760,722   $ 27,705,322   $  197,348,203
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Corporate Class                $ 2,591,562,158   $  650,413,307   $ 2,387,581,625   $ 1,929,077,899   $     14,540   $   77,025,865
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class             16,593,266,107    3,868,441,112     7,778,689,443     8,808,469,287    252,815,689    1,476,368,262
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Private Investment Class           730,149,044      541,229,740     1,062,292,606       575,286,586     50,134,361      234,875,593
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Personal Investment Class          122,845,964      314,634,523       390,115,238        20,360,327     12,674,374        9,014,548
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Cash Management Class            3,363,237,126    1,138,782,915    12,858,149,632     1,565,427,439     20,806,102      619,141,211
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Reserve Class                       39,008,970       14,306,330        53,145,020       153,036,241      3,520,537       22,636,292
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Resource Class                     864,186,256      264,693,393       555,761,198       725,722,937     27,702,975      197,340,400
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Corporate Class                  2,591,595,237      650,397,959     2,387,579,706     1,929,053,855         14,541       77,042,528
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Net asset value, offering
  and redemption price per
  share for each class         $          1.00   $         1.00   $          1.00   $          1.00   $       1.00   $         1.00
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF OPERATIONS

For the six months ended February 28, 2009
(Unaudited)



                                                                                       GOVERNMENT &     GOVERNMENT       TAX-FREE
                                       LIQUID ASSETS     STIC PRIME      TREASURY         AGENCY       TAXADVANTAGE    CASH RESERVE
                                         PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------

INVESTMENT INCOME:

Interest                                $225,563,718    $57,423,442    $ 86,211,791     $56,111,854     $1,894,201      $26,289,851
====================================   =============    ===========    ============    ============    ============    ============


EXPENSES:

Advisory fees                             15,845,678      5,064,376      17,854,969       4,690,949        332,572        2,950,445
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Administrative services fees                 569,818        354,192         610,004         393,633         71,243          287,858
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Custodian fees                               404,519        148,371         493,663         176,939          7,599           66,246
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Distribution fees:
  Private Investment Class                 1,832,042      1,546,307       3,128,807       1,396,861        101,593          630,823
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Personal Investment Class                  517,513      1,470,069       1,524,940         102,270         57,959           45,519
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Cash Management Class                    1,216,199        634,255       6,064,099         762,903         10,910          366,611
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Reserve Class                              270,806        137,587         267,476         715,301         56,445          135,047
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Resource Class                             908,886        307,765         639,040         619,538         26,676          209,003
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Corporate Class                            232,654         66,092         299,408         122,103              2           16,317
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Transfer agent fees                          950,741        303,862       1,071,298         422,185         16,235          127,191
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Trustees' and officers' fees and
  benefits                                   400,809        128,217         330,042         124,872         13,385           60,615
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Treasury Guarantee Program Fee             3,823,131      1,354,968       3,898,077       1,591,848         62,888          526,893
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Other                                        830,213        263,563         574,993         233,911         97,759          215,505
====================================   =============    ===========    ============    ============    ============    ============
     Total expenses                       27,803,009     11,779,624      36,756,816      11,353,313        855,266        5,638,073
====================================   =============    ===========    ============    ============    ============    ============
Less: Fees waived                         (7,457,824)    (3,519,142)    (10,100,298)     (1,436,754)      (414,340)      (1,040,500)
====================================   =============    ===========    ============    ============    ============    ============
     Net expenses                         20,345,185      8,260,482      26,656,518       9,916,559        440,926        4,597,573
====================================   =============    ===========    ============    ============    ============    ============
Net investment income                    205,218,533     49,162,960      59,555,273      46,195,295      1,453,275       21,692,278
====================================   =============    ===========    ============    ============    ============    ============
Net realized gain (loss) from
  investment securities*                    (787,407)       273,920         253,097         166,145         10,552              814
====================================   =============    ===========    ============    ============    ============    ============
Net increase in net assets resulting
  from operations                       $204,431,126    $49,436,880    $ 59,808,370     $46,361,440     $1,463,827      $21,693,092
____________________________________   _____________    ___________    ____________    ____________    ____________    ____________
====================================   =============    ===========    ============    ============    ============    ============



* Includes net gains (losses) from securities sold to affiliates of $(23,999) for STIC Prime Portfolio.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2009 and the year ended August 31, 2008 (Unaudited)



                                                               LIQUID ASSETS PORTFOLIO                STIC PRIME PORTFOLIO
                                                         ----------------------------------    ---------------------------------
                                                           FEBRUARY 28,        AUGUST 31,        FEBRUARY 28,       AUGUST 31,
                                                               2009               2008               2009              2008
------------------------------------------------------   ----------------------------------    ---------------------------------

OPERATIONS:

  Net investment income                                  $   205,218,533    $   986,572,354    $    49,162,960    $  272,687,296
------------------------------------------------------   ----------------------------------    ---------------------------------
  Net realized gain (loss)                                      (787,407)         1,539,599            273,920             3,889
======================================================   ==================================    =================================
     Net increase in net assets resulting from
       operations                                            204,431,126        988,111,953         49,436,880       272,691,185
======================================================   ==================================    =================================

Distributions to shareholders from net investment
  income:
  Institutional Class                                       (152,100,232)      (773,192,230)       (28,595,646)     (146,818,532)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                    (6,319,653)       (31,025,738)        (3,873,537)      (23,117,055)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                   (1,025,029)        (2,841,961)        (2,053,699)      (13,040,776)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                      (22,650,672)      (109,567,367)        (9,660,163)      (58,987,907)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                                 (341,247)        (1,010,156)          (135,739)       (1,359,320)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                              (8,240,441)       (35,278,874)        (2,281,955)      (17,656,026)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                            (14,538,986)       (33,658,480)        (2,562,288)      (11,706,176)
======================================================   ==================================    =================================
     Total distributions from net investment income         (205,216,260)      (986,574,806)       (49,163,027)     (272,685,792)
======================================================   ==================================    =================================

Distributions to shareholders from net realized gains:
  Institutional Class                                                 --           (197,561)                --                --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                            --            (10,599)                --                --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                           --               (899)                --                --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                               --            (26,909)                --                --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                                       --               (320)                --                --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                                      --             (9,119)                --                --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                                     --             (5,486)                --                --
======================================================   ==================================    =================================
     Total distributions from net realized gains                      --           (250,893)                --                --
======================================================   ==================================    =================================
Share transactions-net:
  Institutional Class                                     (7,972,364,759)     6,485,194,440     (1,436,904,323)    1,825,565,067
------------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                  (145,366,683)       (10,251,643)      (159,717,873)       68,020,412
------------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                    4,090,381         37,348,782        (91,384,914)       (3,886,620)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                      364,811,619       (399,381,658)      (447,492,531)     (560,320,917)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                              (30,069,226)        29,830,265        (51,454,928)       34,800,968
------------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                            (345,264,445)        80,942,475       (217,922,950)      (87,586,032)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                            100,429,296      1,854,984,427        261,226,434      (227,262,617)
======================================================   ==================================    =================================
     Net increase (decrease) in net assets resulting
       from share transactions                            (8,023,733,817)     8,078,667,088     (2,143,651,085)    1,049,330,261
======================================================   ==================================    =================================
     Net increase (decrease) in net assets                (8,024,518,951)     8,079,953,342     (2,143,377,232)    1,049,335,654
======================================================   ==================================    =================================


NET ASSETS:

  Beginning of period                                     32,330,325,429     24,250,372,087      8,935,487,796     7,886,152,142
======================================================   ==================================    =================================
  End of period*                                         $24,305,806,478    $32,330,325,429    $ 6,792,110,564    $8,935,487,796
======================================================   ==================================    =================================
  * Includes accumulated undistributed net investment
     income                                              $     2,058,251    $     2,055,978    $       780,700    $      780,767
______________________________________________________   __________________________________    _________________________________
======================================================   ==================================    =================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        SHORT-TERM INVESTMENTS TRUST

For the six months ended February 28, 2009 and the year ended August 31, 2008 (Unaudited)


                                                                                                         GOVERNMENT &
                                                                TREASURY PORTFOLIO                     AGENCY PORTFOLIO
                                                        ----------------------------------    ---------------------------------
                                                          FEBRUARY 28,        AUGUST 31,        FEBRUARY 28,       AUGUST 31,
                                                              2009               2008               2009              2008
-----------------------------------------------------   ----------------------------------    ---------------------------------

OPERATIONS:

  Net investment income                                 $    59,555,273    $   335,668,195    $    46,195,295    $  132,995,480
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Net realized gain                                             253,097            796,700            166,145            21,064
=====================================================   ==================================    =================================
     Net increase in net assets resulting from
       operations                                            59,808,370        336,464,895         46,361,440       133,016,544
=====================================================   ==================================    =================================

Distributions to shareholders from net investment
  income:
  Institutional Class                                       (20,906,753)      (126,788,023)       (28,867,576)      (58,248,057)
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                   (2,000,380)       (27,955,769)        (2,362,548)      (17,305,969)
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                    (450,860)        (9,294,539)           (87,773)         (972,652)
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                     (29,812,582)      (129,692,421)        (8,243,748)      (32,835,514)
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                                 (31,787)        (1,376,658)          (265,584)       (2,453,107)
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                             (1,491,721)       (13,276,060)        (2,803,485)       (9,649,256)
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                            (4,861,190)       (27,284,725)        (3,564,571)      (11,530,925)
=====================================================   ==================================    =================================
     Total distributions from net investment income         (59,555,273)      (335,668,195)       (46,195,285)     (132,995,480)
=====================================================   ==================================    =================================

Distributions to shareholders from net realized
  gains:
  Institutional Class                                                --           (473,796)                --                --
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                           --           (118,403)                --                --
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                          --            (50,942)                --                --
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                              --           (448,296)                --                --
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                                      --             (8,834)                --                --
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                                     --            (63,609)                --                --
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                                    --            (97,084)                --                --
=====================================================   ==================================    =================================
     Total distributions from net realized gains                     --         (1,260,964)                --                --
=====================================================   ==================================    =================================
Share transactions-net:
  Institutional Class                                     3,139,771,159      1,333,176,443      6,837,136,968       642,476,996
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                  (91,438,785)       (96,814,017)        70,629,588       (94,346,600)
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                 (80,889,552)        56,460,674         (9,400,270)        3,165,254
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                   5,301,653,214      4,723,195,817        537,428,438       297,723,799
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                              16,777,367        (33,371,096)        17,927,194       118,160,663
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                            (73,395,557)       253,473,111        400,058,182        28,128,419
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                         1,528,097,012        411,359,642      1,901,867,733      (290,582,602)
=====================================================   ==================================    =================================
     Net increase (decrease) in net assets resulting
       from share transactions                            9,740,574,858      6,647,480,574      9,755,647,833       704,725,929
=====================================================   ==================================    =================================
     Net increase (decrease) in net assets                9,740,827,955      6,647,016,310      9,755,813,988       704,746,993
=====================================================   ==================================    =================================


NET ASSETS:

  Beginning of period                                    15,345,964,664      8,698,948,354      4,021,947,401     3,317,200,408
=====================================================   ==================================    =================================
  End of period*                                        $25,086,792,619    $15,345,964,664    $13,777,761,389    $4,021,947,401
=====================================================   ==================================    =================================
  * Includes accumulated undistributed net investment
     income                                             $       320,482    $       320,482    $       252,741    $      252,731
_____________________________________________________   __________________________________    _________________________________
=====================================================   ==================================    =================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        SHORT-TERM INVESTMENTS TRUST

For the six months ended February 28, 2009 and the year ended August 31, 2008 (Unaudited)


                                                                                      GOVERNMENT
                                                                                TAXADVANTAGE PORTFOLIO
                                                                           -------------------------------
                                                                            FEBRUARY 28,      AUGUST 31,
                                                                                2009             2008
------------------------------------------------------------------------   -------------------------------

OPERATIONS:

  Net investment income                                                     $  1,453,275     $  21,110,389
------------------------------------------------------------------------   -------------------------------
  Net realized gain                                                               10,552            35,203
========================================================================   ===============================
     Net increase in net assets resulting from operations                      1,463,827        21,145,592
========================================================================   ===============================

Distributions to shareholders from net investment income:
  Institutional Class                                                         (1,054,691)      (15,069,110)
------------------------------------------------------------------------   -------------------------------
  Private Investment Class                                                      (145,829)       (1,337,006)
------------------------------------------------------------------------   -------------------------------
  Personal Investment Class                                                      (31,171)         (320,868)
------------------------------------------------------------------------   -------------------------------
  Cash Management Class                                                          (97,358)       (1,954,141)
------------------------------------------------------------------------   -------------------------------
  Reserve Class                                                                  (17,436)         (318,949)
------------------------------------------------------------------------   -------------------------------
  Resource Class                                                                (107,189)       (1,927,247)
------------------------------------------------------------------------   -------------------------------
  Corporate Class                                                                    (67)         (182,620)
========================================================================   ===============================
     Total distributions from net investment income                           (1,453,741)      (21,109,941)
========================================================================   ===============================

Distributions to shareholders from net realized gains:
  Institutional Class                                                                 --                --
------------------------------------------------------------------------   -------------------------------
  Private Investment Class                                                            --                --
------------------------------------------------------------------------   -------------------------------
  Personal Investment Class                                                           --                --
------------------------------------------------------------------------   -------------------------------
  Cash Management Class                                                               --                --
------------------------------------------------------------------------   -------------------------------
  Reserve Class                                                                       --                --
------------------------------------------------------------------------   -------------------------------
  Resource Class                                                                      --                --
------------------------------------------------------------------------   -------------------------------
  Corporate Class                                                                     --                --
========================================================================   ===============================
     Total distributions from net realized gains                                     --                --
========================================================================   ===============================
Share transactions-net:
  Institutional Class                                                         25,885,883       (94,498,613)
------------------------------------------------------------------------   -------------------------------
  Private Investment Class                                                     9,572,362        (2,781,236)
------------------------------------------------------------------------   -------------------------------
  Personal Investment Class                                                    1,428,236           258,055
------------------------------------------------------------------------   -------------------------------
  Cash Management Class                                                       (8,289,800)      (64,212,095)
------------------------------------------------------------------------   -------------------------------
  Reserve Class                                                               (8,999,407)          576,416
------------------------------------------------------------------------   -------------------------------
  Resource Class                                                              (6,416,930)      (19,110,119)
------------------------------------------------------------------------   -------------------------------
  Corporate Class                                                                     86               490
========================================================================   ===============================
     Net increase (decrease) in net assets resulting from share
       transactions                                                           13,180,430      (179,767,102)
========================================================================   ===============================
     Net increase (decrease) in net assets                                    13,190,516      (179,731,451)
========================================================================   ===============================


NET ASSETS:

  Beginning of period                                                        354,524,454       534,255,905
========================================================================   ===============================
  End of period*                                                            $367,714,970     $ 354,524,454
========================================================================   ===============================
  * Includes accumulated undistributed net investment income                $      4,022     $       4,488
________________________________________________________________________   _______________________________
========================================================================   ===============================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2009, the period April 1, 2008 through August 31, 2008 and the year ended March 31, 2008
(Unaudited)



                                                                        TAX-FREE CASH RESERVE PORTFOLIO
                                                            -------------------------------------------------------
                                                            SIX MONTHS ENDED    FIVE MONTHS ENDED      YEAR ENDED
                                                              FEBRUARY 28,          AUGUST 31,          MARCH 31,
                                                                  2009                 2008               2008
---------------------------------------------------------   -------------------------------------------------------

OPERATIONS:

  Net investment income                                      $   21,692,278      $    28,410,124     $  128,045,234
---------------------------------------------------------   -------------------------------------------------------
  Net realized gain (loss)                                              814               52,717            (64,510)
=========================================================   =======================================================
     Net increase in net assets resulting from operations        21,693,092           28,462,841        127,980,724
=========================================================   =======================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (11,600,208)         (18,070,278)       (90,092,433)
---------------------------------------------------------   -------------------------------------------------------
  Private Investment Class                                       (1,726,279)          (1,635,408)        (5,907,971)
---------------------------------------------------------   -------------------------------------------------------
  Personal Investment Class                                         (61,037)            (176,216)          (955,425)
---------------------------------------------------------   -------------------------------------------------------
  Cash Management Class                                          (5,761,279)          (6,133,979)       (16,534,933)
---------------------------------------------------------   -------------------------------------------------------
  Reserve Class                                                    (135,593)            (211,018)          (393,176)
---------------------------------------------------------   -------------------------------------------------------
  Resource Class                                                 (1,500,964)          (1,617,168)        (8,334,594)
---------------------------------------------------------   -------------------------------------------------------
  Corporate Class                                                  (906,918)            (566,057)        (5,826,702)
=========================================================   =======================================================
     Total distributions from net investment income             (21,692,278)         (28,410,124)      (128,045,234)
=========================================================   =======================================================
Share transactions-net:
  Institutional Class                                          (289,097,815)      (1,491,090,115)       386,399,200
---------------------------------------------------------   -------------------------------------------------------
  Private Investment Class                                      (65,999,164)          51,524,057         64,205,316
---------------------------------------------------------   -------------------------------------------------------
  Personal Investment Class                                     (31,125,413)           5,678,676            794,543
---------------------------------------------------------   -------------------------------------------------------
  Cash Management Class                                        (276,766,363)         106,134,034         68,418,687
---------------------------------------------------------   -------------------------------------------------------
  Reserve Class                                                 (20,483,994)         (17,665,380)        48,055,399
---------------------------------------------------------   -------------------------------------------------------
  Resource Class                                                (64,150,359)          19,122,544       (138,677,567)
---------------------------------------------------------   -------------------------------------------------------
  Corporate Class                                                34,197,848         (103,848,507)       (13,522,471)
=========================================================   =======================================================
     Net increase (decrease) in net assets resulting from
       share transactions                                      (713,425,260)      (1,430,144,691)       415,673,107
=========================================================   =======================================================
     Net increase (decrease) in net assets                     (713,424,446)      (1,430,091,974)       415,608,597
=========================================================   =======================================================


NET ASSETS:

  Beginning of period                                         3,349,906,989        4,779,998,963      4,364,390,366
=========================================================   =======================================================
  End of period*                                             $2,636,482,543      $ 3,349,906,989     $4,779,998,963
=========================================================   =======================================================
  * Includes accumulated undistributed net investment
     income                                                  $            0      $             0     $            0
_________________________________________________________   _______________________________________________________
=========================================================   =======================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50        SHORT-TERM INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS

February 28, 2009
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a "Fund"). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the "Funds"). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

  The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity for Tax-Free Cash Reserve Portfolio.

  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

        Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

        The Funds may periodically participate in litigation related to each Fund's investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund's investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

        The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

        Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.


51        SHORT-TERM INVESTMENTS TRUST

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. TREASURY GUARANTEE PROGRAM -- On October 6, 2008, The Board of Trustees approved the participation of the Funds in the U.S. Department of Treasury's (the "Treasury") Temporary Guarantee Program for Money Market Funds (the "Program"). Under the Program, the Treasury Department will guarantee shareholders in a Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share value at the time of liquidation is less than $0.995. On April 7, 2009, the Funds Board approved Liquid Assets Portfolio, STIC Prime Portfolio, and Tax-Free Cash Reserve Portfolio to participate in the final extension of the Program through September 18, 2009. The Fund will pay a fee to participate in the Program based on a percentage of the share value of the Fund as of September 18, 2008. The fee is paid at the time of continued participation in the Program and allocated pro rata over the remaining term of the extension. The Fund will bear this expense without regard to any expense limitation currently in effect.

J. OTHER RISKS -- Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

        The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

        The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

        Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund's investments in municipal securities.

        There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

K. REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Advisor at an annual rate based on each Funds' average daily net assets as follows, respectively:

                                                         FIRST $250     NEXT $250     OVER $500
                                                           MILLION       MILLION       MILLION
-----------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                     0.15%          0.15%         0.15%
-----------------------------------------------------------------------------------------------
STIC Prime Portfolio                                        0.15%          0.15%         0.15%
-----------------------------------------------------------------------------------------------
Treasury Portfolio                                          0.15%          0.15%         0.15%
-----------------------------------------------------------------------------------------------
Government & Agency Portfolio                               0.10%          0.10%         0.10%
-----------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                           0.20%          0.15%         0.10%
-----------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                             0.25%          0.25%         0.20%
-----------------------------------------------------------------------------------------------





52        SHORT-TERM INVESTMENTS TRUST

  Under the terms of a master sub-advisory agreement approved by shareholders of the Funds between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Funds, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Through at least June 30, 2009, the Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% for each Fund, except for Tax-Free Cash Reserve Portfolio which is limited to 0.22%, based on average daily net assets of such Fund, respectively. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items, including payments to participate in the United States Treasury Temporary Guarantee Program (the "Program"); (v) expenses related to a merger or reorganization, as approved by the Funds' Board of Trustees; and (vi) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Funds may benefit are in the form of credits that the Funds may receive from banks where the Funds or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Funds.

  For the six months ended February 28, 2009, the Advisor waived advisory fees and /or reimbursed Fund expenses in the following amounts:

Liquid Assets Portfolio                                     $6,308,559
----------------------------------------------------------------------
STIC Prime Portfolio                                         2,200,361
----------------------------------------------------------------------
Treasury Portfolio                                           6,643,308
----------------------------------------------------------------------
Government & Agency Portfolio                                  411,245
----------------------------------------------------------------------
Government TaxAdvantage Portfolio                              320,238
----------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                564,183
----------------------------------------------------------------------




  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which each Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which each Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  Under the terms of a master distribution agreement between Invesco Aim Distributors, Inc. ("IADI") and the Trust, IADI acts as the exclusive distributor of each Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

  PRIVATE      PERSONAL        CASH
INVESTMENT    INVESTMENT    MANAGEMENT    RESERVE    RESOURCE    CORPORATE
--------------------------------------------------------------------------
   0.50%         0.75%         0.10%       1.00%       0.20%       0.03%
--------------------------------------------------------------------------




  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA"), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.

  IADI has contractually agreed through at least June 30, 2009, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                       0.30%          0.55%          0.08%        0.87%        0.20%        0.03%
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                          0.30%          0.55%          0.08%        0.87%        0.16%        0.03%
--------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                            0.30%          0.55%          0.08%        0.87%        0.16%        0.03%
--------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                 0.30%          0.55%          0.08%        0.87%        0.16%        0.03%
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio             0.25%          0.55%          0.08%        0.87%        0.16%        0.03%
--------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio               0.25%          0.55%          0.08%        0.87%        0.16%        0.03%
--------------------------------------------------------------------------------------------------------------------------





53        SHORT-TERM INVESTMENTS TRUST

  Pursuant to the agreement above, for the six months ended February 28, 2009, IADI waived Plan fees of:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                    $  732,817      $138,003      $  243,240     $35,205          N/A        N/A
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                          618,523       392,018         126,851      17,886       61,553        N/A
--------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                          1,251,523       406,651       1,212,820      34,772      127,808        N/A
--------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                 558,744        27,272         152,581      92,989      123,908        N/A
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio              50,796        15,456           2,182       7,338        5,335        N/A
--------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio               315,412        12,138          73,322      17,556       41,800        N/A
--------------------------------------------------------------------------------------------------------------------------




  Further, IADI voluntarily waived fees and/or reimbursed expenses in order to increase the Fund's yield. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time, upon consultation with the Board of Trustees, without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2009 are shown below:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                      $    --       $     --          $--        $    --        $--          $--
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                           1,545         89,572           --         10,833         --           --
--------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                            82,830        245,193           --         95,393         --           --
--------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                     --            250           --         69,765         --           --
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                 --          3,997           --          8,998         --           --
--------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                   --          1,488           --         14,601         --           --
--------------------------------------------------------------------------------------------------------------------------




  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered valuation input levels, as of the end of the reporting period, February 28, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                             INVESTMENTS IN SECURITIES
                                                            -----------------------------------------------------------
FUND NAME                                                   LEVEL 1         LEVEL 2         LEVEL 3          TOTAL
-----------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                       $--       $24,298,315,653       $--       $24,298,315,653
-----------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                           --         6,793,778,778        --         6,793,778,778
-----------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                             --        25,080,379,325        --        25,080,379,325
-----------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                  --        13,776,632,602        --        13,776,632,602
-----------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                              --           367,619,731        --           367,619,731
-----------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                --         2,626,578,851        --         2,626,578,851
-----------------------------------------------------------------------------------------------------------------------





54        SHORT-TERM INVESTMENTS TRUST

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

Each Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2009, each Fund engaged in transactions with affiliates as listed below:

                                                                  SECURITIES       SECURITIES       NET REALIZED
                                                                   PURCHASES          SALES        GAINS/(LOSSES)
-----------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                          $754,547,659     $456,018,390        $     --
-----------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                       --       28,327,644         (23,999)
-----------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                                         --               --              --
-----------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                              --               --              --
-----------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                   4,999,972        5,000,000              --
-----------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                   596,516,747      931,607,892              --
-----------------------------------------------------------------------------------------------------------------



NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

  During the six months ended February 28, 2009, the Funds in aggregate paid legal fees of $91,359 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (i) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco Aim, not to exceed the contractually agreed upon rate; or
(ii) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Funds below had a capital loss carryforward as of August 31, 2008 which expires as follows:

                                          CAPITAL LOSS CARRYFORWARD*
--------------------------------------------------------------------------------------------------------------
                                                             AUGUST 31, 2013*     AUGUST 31, 2015*      TOTAL
--------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                $44                $    --         $    44
--------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                      --                 13,734          13,734
--------------------------------------------------------------------------------------------------------------



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.


55        SHORT-TERM INVESTMENTS TRUST

NOTE 8--SHARE INFORMATION

LIQUID ASSETS PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS ENDED                             YEAR ENDED
                                                            FEBRUARY 28, 2009(a)                         AUGUST 31, 2008
                                                    ------------------------------------     --------------------------------------
                                                         SHARES              AMOUNT               SHARES                AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                56,391,873,430     $ 56,391,873,430      242,611,280,919     $ 242,611,280,919
-----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       2,969,451,250        2,969,451,250       15,741,392,603        15,741,392,603
-----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                        595,729,422          595,729,422          579,075,353           579,075,353
-----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              11,231,770,714       11,231,770,714       25,329,466,293        25,329,466,293
-----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         239,024,503          239,024,503          418,024,055           418,024,055
-----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      2,212,043,998        2,212,043,998        5,064,353,845         5,064,353,845
-----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     8,877,260,106        8,877,260,106       15,990,389,827        15,990,389,827
===================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                    72,272,104           72,272,104          315,840,903           315,840,903
-----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                           3,419,053            3,419,053           14,332,034            14,332,034
-----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                            931,530              931,530            2,213,082             2,213,082
-----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  14,352,918           14,352,918           74,242,103            74,242,103
-----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             411,781              411,781              987,190               987,190
-----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          7,739,376            7,739,376           31,419,191            31,419,191
-----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         6,986,755            6,986,755           10,728,123            10,728,123
===================================================================================================================================
Issued in connection with acquisitions:(b)
  Institutional Class                                 1,443,337,310        1,443,337,310                   --                    --
===================================================================================================================================
Reacquired:
  Institutional Class                               (65,879,847,603)     (65,879,847,603)    (236,441,927,382)     (236,441,927,382)
-----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                      (3,118,236,986)      (3,118,236,986)     (15,765,976,280)      (15,765,976,280)
-----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                       (592,570,571)        (592,570,571)        (543,939,653)         (543,939,653)
-----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                   (10,881,312,013)     (10,881,312,013)     (25,803,090,054)      (25,803,090,054)
-----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        (269,505,510)        (269,505,510)        (389,180,980)         (389,180,980)
-----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                     (2,565,047,819)      (2,565,047,819)      (5,014,830,561)       (5,014,830,561)
-----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    (8,783,817,565)      (8,783,817,565)     (14,146,133,523)      (14,146,133,523)
===================================================================================================================================
     Net increase (decrease) in share activity       (8,023,733,817)    $ (8,023,733,817)       8,078,667,088     $   8,078,667,088
___________________________________________________________________________________________________________________________________
===================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 7% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

        In addition, 12% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.
(b) As of the open of business on December 9, 2008, the Fund acquired all the net assets of Liquid Assets Portfolio II pursuant to a plan of reorganization approved by the Trustees of the Fund on December 8, 2008. The acquisition was accomplished by a tax-free exchange of 1,443,337,310 shares of the Fund for 1,443,337,310 shares outstanding of Liquid Assets Portfolio II as of the close of business on December 8, 2008. Each class of Liquid Assets Portfolio II was exchanged for the like class of shares of the Fund based on the relative net asset value of Liquid Assets Portfolio II to the net asset value of the Fund on the close of business, December 8, 2008. Liquid Assets Portfolio II's net assets at that date of $1,443,337,310 were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $19,346,409,541. The aggregate combined net assets of the Fund immediately following the reorganization was $20,789,746,851.


56        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
---------------------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED                           YEAR ENDED
                                                             FEBRUARY 28, 2009(a)                       AUGUST 31, 2008
                                                      ----------------------------------     ------------------------------------
                                                          SHARES              AMOUNT              SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                  7,298,505,088     $ 7,298,505,088      21,383,877,514     $ 21,383,877,514
---------------------------------------------------------------------------------------------------------------------------------
  Private Class                                        2,532,395,397       2,532,395,397       6,609,152,463        6,609,152,463
---------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                       2,506,903,309       2,506,903,309       5,521,580,502        5,521,580,502
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                1,934,310,580       1,934,310,580       6,200,992,322        6,200,992,322
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          160,700,959         160,700,959         629,801,275          629,801,275
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         547,483,367         547,483,367       1,868,876,942        1,868,876,942
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      1,175,801,172       1,175,801,172       2,194,033,150        2,194,033,150
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                      8,919,218           8,919,218          41,300,601           41,300,601
---------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            2,618,493           2,618,493          14,603,803           14,603,803
---------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                           2,340,910           2,340,910          10,759,391           10,759,391
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    9,051,291           9,051,291          42,517,657           42,517,657
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              136,680             136,680             735,735              735,735
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           1,622,310           1,622,310          10,113,783           10,113,783
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            863,806             863,806           9,435,972            9,435,972
=================================================================================================================================
Reacquired:
  Institutional Class                                 (8,744,328,629)     (8,744,328,629)    (19,599,613,048)     (19,599,613,048)
---------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       (2,694,731,763)     (2,694,731,763)     (6,555,735,854)      (6,555,735,854)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                      (2,600,629,133)     (2,600,629,133)     (5,536,226,513)      (5,536,226,513)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                     (2,390,854,402)     (2,390,854,402)     (6,803,830,896)      (6,803,830,896)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (212,292,567)       (212,292,567)       (595,736,042)        (595,736,042)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (767,028,627)       (767,028,627)     (1,966,576,757)      (1,966,576,757)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                       (915,438,544)       (915,438,544)     (2,430,731,739)      (2,430,731,739)
=================================================================================================================================
     Net increase (decrease) in share activity        (2,143,651,085)    $(2,143,651,085)      1,049,330,261     $  1,049,330,261
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


57        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED                            YEAR ENDED
                                                             FEBRUARY 28, 2009(a)                        AUGUST 31, 2008
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 33,604,868,360     $ 33,604,868,360      35,702,477,653     $ 35,702,477,653
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                        4,424,076,321        4,424,076,321      12,408,071,616       12,408,071,616
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                       1,686,064,104        1,686,064,104       3,848,088,844        3,848,088,844
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                               28,688,382,118       28,688,382,118      43,463,616,238       43,463,616,238
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          183,379,007          183,379,007         293,150,353          293,150,353
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       1,389,144,175        1,389,144,175       2,414,003,153        2,414,003,153
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     13,853,411,174       13,853,411,174       9,474,545,118        9,474,545,118
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     11,446,432           11,446,432          41,928,037           41,928,037
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            1,264,912            1,264,912           6,962,558            6,962,558
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                             741,211              741,211           8,446,866            8,446,866
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    6,190,002            6,190,002          56,812,923           56,812,923
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               42,978               42,978             950,382              950,382
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           1,865,471            1,865,471           9,333,747            9,333,747
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          3,693,592            3,693,592          23,001,743           23,001,743
==================================================================================================================================
Reacquired:
  Institutional Class                                (30,476,543,633)     (30,476,543,633)    (34,411,229,247)     (34,411,229,247)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       (4,516,780,018)      (4,516,780,018)    (12,511,848,191)     (12,511,848,191)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                      (1,767,694,867)      (1,767,694,867)     (3,800,075,036)      (3,800,075,036)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                    (23,392,918,906)     (23,392,918,906)    (38,797,233,344)     (38,797,233,344)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (166,644,618)        (166,644,618)       (327,471,831)        (327,471,831)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (1,464,405,203)      (1,464,405,203)     (2,169,863,789)      (2,169,863,789)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    (12,329,007,754)     (12,329,007,754)     (9,086,187,219)      (9,086,187,219)
==================================================================================================================================
     Net increase in share activity                    9,740,574,858     $  9,740,574,858       6,647,480,574     $  6,647,480,574
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


58        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED                            YEAR ENDED
                                                             FEBRUARY 28, 2009(a)                        AUGUST 31, 2008
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 31,394,699,064     $ 31,394,699,064      39,421,527,465     $ 39,421,527,465
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                        1,803,241,252        1,803,241,252       3,329,774,276        3,329,774,276
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                         120,166,334          120,166,334         267,913,494          267,913,494
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                5,452,487,555        5,452,487,555       8,083,319,406        8,083,319,406
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          290,877,949          290,877,949         796,154,027          796,154,027
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       2,190,828,852        2,190,828,852       1,777,768,570        1,777,768,570
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      4,899,880,026        4,899,880,026       5,788,049,900        5,788,049,900
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     18,630,151           18,630,151          35,539,937           35,539,937
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            1,417,379            1,417,379           9,036,583            9,036,583
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                              32,984               32,984             300,434              300,434
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    8,000,706            8,000,706          30,877,868           30,877,868
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              365,553              365,553           2,051,959            2,051,959
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           1,814,474            1,814,474           6,546,978            6,546,978
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          1,419,030            1,419,030          10,452,613           10,452,613
==================================================================================================================================
Reacquired:
  Institutional Class                                (24,576,192,247)     (24,576,192,247)    (38,814,590,406)     (38,814,590,406)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       (1,734,029,043)      (1,734,029,043)     (3,433,157,459)      (3,433,157,459)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                        (129,599,588)        (129,599,588)       (265,048,674)        (265,048,674)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                     (4,923,059,823)      (4,923,059,823)     (7,816,473,475)      (7,816,473,475)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (273,316,308)        (273,316,308)       (680,045,323)        (680,045,323)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (1,792,585,144)      (1,792,585,144)     (1,756,187,129)      (1,756,187,129)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     (2,999,431,323)      (2,999,431,323)     (6,089,085,115)      (6,089,085,115)
==================================================================================================================================
     Net increase in share activity                    9,755,647,833     $  9,755,647,833         704,725,929     $    704,725,929
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


59        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
--------------------------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED                          YEAR ENDED
                                                              FEBRUARY 28, 2009(a)                      AUGUST 31, 2008
                                                       ----------------------------------     ----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   1,242,283,554     $ 1,242,283,554      4,427,902,244     $ 4,427,902,244
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                           152,398,311         152,398,311        472,405,429         472,405,429
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                           86,799,637          86,799,637        126,337,927         126,337,927
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    12,398,835          12,398,835        183,449,680         183,449,680
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            40,160,370          40,160,370        100,382,142         100,382,142
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           14,067,449          14,067,449        158,168,294         158,168,294
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                  --                  --         52,388,000          52,388,000
================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                         934,935             934,935         14,691,932          14,691,932
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                                97,498              97,498            634,488             634,488
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                                   --                  --              6,420               6,420
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       121,189             121,189          2,206,800           2,206,800
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 1,002               1,002              7,655               7,655
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              107,847             107,847          1,745,022           1,745,022
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                  86                  86            182,654             182,654
================================================================================================================================
Reacquired:
  Institutional Class                                  (1,217,332,606)     (1,217,332,606)    (4,537,092,789)     (4,537,092,789)
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                          (142,923,447)       (142,923,447)      (475,821,153)       (475,821,153)
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                          (85,371,401)        (85,371,401)      (126,086,292)       (126,086,292)
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                         (20,809,824)        (20,809,824)      (249,868,575)       (249,868,575)
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (49,160,779)        (49,160,779)       (99,813,381)        (99,813,381)
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          (20,592,226)        (20,592,226)      (179,023,435)       (179,023,435)
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                  --                  --        (52,570,164)        (52,570,164)
================================================================================================================================
     Net increase (decrease) in share activity             13,180,430     $    13,180,430       (179,767,102)    $  (179,767,102)
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 62% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


60        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                   SUMMARY OF SHARE ACTIVITY
-----------------------------------------------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED                         FIVE MONTHS ENDED
                                                 FEBRUARY 28, 2009(a)                        AUGUST 31, 2008
                                        -------------------------------------     -------------------------------------
                                             SHARES               AMOUNT               SHARES               AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                     5,095,497,779       $ 5,095,497,779       7,893,478,906       $ 7,893,478,906
-----------------------------------------------------------------------------------------------------------------------
  Private Class                             302,027,093           302,027,093         334,825,871           334,825,871
-----------------------------------------------------------------------------------------------------------------------
  Personal Class                              7,896,665             7,896,665          32,787,412            32,787,412
-----------------------------------------------------------------------------------------------------------------------
  Cash Management Class                   1,416,763,769         1,416,763,769       1,999,426,502         1,999,426,502
-----------------------------------------------------------------------------------------------------------------------
  Reserve Class                              25,860,115            25,860,115          82,462,913            82,462,913
-----------------------------------------------------------------------------------------------------------------------
  Resource Class                            307,521,594           307,521,594         297,993,734           297,993,734
-----------------------------------------------------------------------------------------------------------------------
  Corporate Class                           585,088,112           585,088,112         400,391,562           400,391,562
=======================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                         3,964,541             3,964,541           8,786,228             8,786,228
-----------------------------------------------------------------------------------------------------------------------
  Private Class                               1,631,235             1,631,235           1,483,611             1,483,611
-----------------------------------------------------------------------------------------------------------------------
  Personal Class                                 13,782                13,782              36,050                36,050
-----------------------------------------------------------------------------------------------------------------------
  Cash Management Class                       5,518,282             5,518,282           5,430,385             5,430,385
-----------------------------------------------------------------------------------------------------------------------
  Reserve Class                                 159,820               159,820             256,853               256,853
-----------------------------------------------------------------------------------------------------------------------
  Resource Class                                819,934               819,934           1,076,175             1,076,175
-----------------------------------------------------------------------------------------------------------------------
  Corporate Class                               604,193               604,193             598,553               598,553
=======================================================================================================================
Reacquired:
  Institutional Class                    (5,388,560,135)       (5,388,560,135)     (9,393,355,249)       (9,393,355,249)
-----------------------------------------------------------------------------------------------------------------------
  Private Class                            (369,657,492)         (369,657,492)       (284,785,425)         (284,785,425)
-----------------------------------------------------------------------------------------------------------------------
  Personal Class                            (39,035,860)          (39,035,860)        (27,144,786)          (27,144,786)
-----------------------------------------------------------------------------------------------------------------------
  Cash Management                        (1,699,048,414)       (1,699,048,414)     (1,898,722,853)       (1,898,722,853)
-----------------------------------------------------------------------------------------------------------------------
  Reserve Class                             (46,503,929)          (46,503,929)       (100,385,146)         (100,385,146)
-----------------------------------------------------------------------------------------------------------------------
  Resource Class                           (372,491,887)         (372,491,887)       (279,947,365)         (279,947,365)
-----------------------------------------------------------------------------------------------------------------------
  Corporate Class                          (551,494,457)         (551,494,457)       (504,838,622)         (504,838,622)
=======================================================================================================================
     Net increase (decrease) in share
       activity                            (713,425,260)      $  (713,425,260)     (1,430,144,691)      $(1,430,144,691)
_______________________________________________________________________________________________________________________
=======================================================================================================================

                                               SUMMARY OF SHARE ACTIVITY
------------------------------------------------------------------------------
                                                      YEAR ENDED
                                                    MARCH 31, 2008
                                        --------------------------------------
                                             SHARES                AMOUNT
------------------------------------------------------------------------------
Sold:
  Institutional Class                     29,180,701,441      $ 29,180,701,441
------------------------------------------------------------------------------
  Private Class                              683,053,539           683,053,539
------------------------------------------------------------------------------
  Personal Class                             147,256,006           147,256,006
------------------------------------------------------------------------------
  Cash Management Class                    6,287,611,982         6,287,611,982
------------------------------------------------------------------------------
  Reserve Class                               89,382,790            89,382,790
------------------------------------------------------------------------------
  Resource Class                           1,682,213,737         1,682,213,737
------------------------------------------------------------------------------
  Corporate Class                          1,492,840,952         1,492,840,952
==============================================================================
Issued as reinvestment of dividends:
  Institutional Class                         50,778,338            50,778,338
------------------------------------------------------------------------------
  Private Class                                4,943,626             4,943,626
------------------------------------------------------------------------------
  Personal Class                                  38,268                38,268
------------------------------------------------------------------------------
  Cash Management Class                       14,407,512            14,407,512
------------------------------------------------------------------------------
  Reserve Class                                  328,466               328,466
------------------------------------------------------------------------------
  Resource Class                               8,318,683             8,318,683
------------------------------------------------------------------------------
  Corporate Class                                843,794               843,794
==============================================================================
Reacquired:
  Institutional Class                    (28,845,080,579)      (28,845,080,579)
------------------------------------------------------------------------------
  Private Class                             (623,791,849)         (623,791,849)
------------------------------------------------------------------------------
  Personal Class                            (146,499,731)         (146,499,731)
------------------------------------------------------------------------------
  Cash Management                         (6,233,600,807)       (6,233,600,807)
------------------------------------------------------------------------------
  Reserve Class                              (41,655,857)          (41,655,857)
------------------------------------------------------------------------------
  Resource Class                          (1,829,209,987)       (1,829,209,987)
------------------------------------------------------------------------------
  Corporate Class                         (1,507,207,217)       (1,507,207,217)
==============================================================================
     Net increase (decrease) in share
       activity                              415,673,107      $    415,673,107
______________________________________________________________________________
==============================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 46% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.



61        SHORT-TERM INVESTMENTS TRUST

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                               INSTITUTIONAL CLASS

                                                      NET GAINS
                                                       (LOSSES)
                             NET ASSET              ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                               VALUE,       NET         (BOTH      TOTAL FROM   FROM NET      FROM NET
                             BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL
                             OF PERIOD    INCOME     UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO
Six months ended 02/28/09      $1.00       $0.01(b)     $(0.00)       $0.01      $(0.01)       $   --         $(0.01)
Year ended 08/31/08             1.00        0.04(b)       0.00         0.04       (0.04)        (0.00)         (0.04)
Year ended 08/31/07             1.00        0.05          0.00         0.05       (0.05)           --          (0.05)
Year ended 08/31/06             1.00        0.04          0.00         0.04       (0.04)        (0.00)         (0.04)
Year ended 08/31/05             1.00        0.02          0.00         0.02       (0.02)           --          (0.02)
Year ended 08/31/04             1.00        0.01         (0.00)        0.01       (0.01)           --          (0.01)
-----------------------------------------------------------------------------------------------------------------------
STIC PRIME PORTFOLIO
Six months ended 02/28/09       1.00        0.01(b)       0.00         0.01       (0.01)           --          (0.01)
Year ended 08/31/08             1.00        0.03(b)       0.00         0.03       (0.03)           --          (0.03)
Year ended 08/31/07             1.00        0.05            --         0.05       (0.05)           --          (0.05)
Year ended 08/31/06             1.00        0.05            --         0.05       (0.05)           --          (0.05)
Year ended 08/31/05             1.00        0.02            --         0.02       (0.02)           --          (0.02)
Year ended 08/31/04             1.00        0.01         (0.00)        0.01       (0.01)           --          (0.01)
-----------------------------------------------------------------------------------------------------------------------
TREASURY PORTFOLIO
Six months ended 02/28/09       1.00        0.00(b)       0.00         0.00       (0.00)           --          (0.00)
Year ended 08/31/08             1.00        0.03(b)       0.00         0.03       (0.03)        (0.00)         (0.03)
Year ended 08/31/07             1.00        0.05          0.00         0.05       (0.05)           --          (0.05)
Year ended 08/31/06             1.00        0.04          0.00         0.04       (0.04)           --          (0.04)
Year ended 08/31/05             1.00        0.02          0.00         0.02       (0.02)        (0.00)         (0.02)
Year ended 08/31/04             1.00        0.01          0.00         0.01       (0.01)        (0.00)         (0.01)
-----------------------------------------------------------------------------------------------------------------------
GOVERNMENT & AGENCY PORTFOLIO
Six months ended 02/28/09       1.00        0.01(b)       0.00         0.01       (0.01)           --          (0.01)
Year ended 08/31/08             1.00        0.03(b)       0.00         0.03       (0.03)           --          (0.03)
Year ended 08/31/07             1.00        0.05          0.00         0.05       (0.05)           --          (0.05)
Year ended 08/31/06             1.00        0.04          0.00         0.04       (0.04)           --          (0.04)
Year ended 08/31/05             1.00        0.02         (0.00)        0.02       (0.02)           --          (0.02)
Year ended 08/31/04             1.00        0.01         (0.00)        0.01       (0.01)           --          (0.01)
-----------------------------------------------------------------------------------------------------------------------
GOVERNMENT TAXADVANTAGE PORTFOLIO
Six months ended 02/28/09       1.00        0.01(b)       0.00         0.01       (0.01)           --          (0.01)
Year ended 08/31/08             1.00        0.03(b)       0.00         0.03       (0.03)           --          (0.03)
Year ended 08/31/07             1.00        0.05          0.00         0.05       (0.05)           --          (0.05)
Year ended 08/31/06             1.00        0.04          0.00         0.04       (0.04)           --          (0.04)
Year ended 08/31/05             1.00        0.02          0.00         0.02       (0.02)           --          (0.02)
Year ended 08/31/04             1.00        0.01          0.00         0.01       (0.01)        (0.00)         (0.01)
-----------------------------------------------------------------------------------------------------------------------
TAX-FREE CASH RESERVE PORTFOLIO
Six months ended 02/28/09       1.00        0.01(b)       0.00         0.01       (0.01)           --          (0.01)
Five months ended 08/31/08      1.00        0.01(b)       0.00         0.01       (0.01)           --          (0.01)
Year ended 03/31/08             1.00        0.03         (0.00)        0.03       (0.03)           --          (0.03)
Year ended 03/31/07             1.00        0.03            --         0.03       (0.03)           --          (0.03)
Year ended 03/31/06             1.00        0.03            --         0.03       (0.03)           --          (0.03)
Year ended 03/31/05             1.00        0.01            --         0.01       (0.01)           --          (0.01)
Year ended 03/31/04             1.00        0.01            --         0.01       (0.01)           --          (0.01)
_______________________________________________________________________________________________________________________
=======================================================================================================================

                                                                                      RATIO OF
                                                                         RATIO OF   EXPENSES TO
                                                                       EXPENSES TO  AVERAGE NET
                                                                       AVERAGE NET     ASSETS      RATIO OF
                                                                       ASSETS WITH  WITHOUT FEE      NET
                                                                       FEE WAIVERS    WAIVERS     INVESTMENT
                               NET ASSET                 NET ASSETS,      AND/OR       AND/OR     INCOME TO
                             VALUE, END OF    TOTAL     END OF PERIOD    EXPENSES     EXPENSES   AVERAGE NET
                                 PERIOD     RETURN(a)  (000S OMITTED)    ABSORBED     ABSORBED      ASSETS
------------------------------------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO
Six months ended 02/28/09        $1.00         1.00%     $16,594,556       0.16%(c)     0.22%(c)     1.98%(c)
Year ended 08/31/08               1.00         3.80       24,567,534       0.12         0.17         3.64
Year ended 08/31/07               1.00         5.37       18,081,351       0.12         0.18         5.25
Year ended 08/31/06               1.00         4.57       15,058,664       0.12         0.18         4.50
Year ended 08/31/05               1.00         2.50       12,281,976       0.12         0.19         2.44
Year ended 08/31/04               1.00         1.05       13,426,786       0.12         0.18         1.04
------------------------------------------------------------------------------------------------------------
STIC PRIME PORTFOLIO
Six months ended 02/28/09         1.00         0.76        3,868,036       0.16(c)      0.23(c)      1.54(c)
Year ended 08/31/08               1.00         3.63        5,304,800       0.12         0.18         3.46
Year ended 08/31/07               1.00         5.38        3,479,266       0.12         0.19         5.25
Year ended 08/31/06               1.00         4.59        4,723,582       0.12         0.19         4.53
Year ended 08/31/05               1.00         2.52        4,567,205       0.12         0.19         2.48
Year ended 08/31/04               1.00         1.02        5.038,960       0.12         0.19         1.01
------------------------------------------------------------------------------------------------------------
TREASURY PORTFOLIO
Six months ended 02/28/09         1.00         0.31        7,779,020       0.15(c)      0.21(c)      0.57(c)
Year ended 08/31/08               1.00         2.93        4,639,164       0.12         0.18         2.66
Year ended 08/31/07               1.00         5.17        3,306,283       0.12         0.19         5.03
Year ended 08/31/06               1.00         4.37        2,101,790       0.12         0.20         4.27
Year ended 08/31/05               1.00         2.37        2,101,143       0.12         0.20         2.33
Year ended 08/31/04               1.00         0.98        2,564,540       0.12         0.19         0.95
------------------------------------------------------------------------------------------------------------
GOVERNMENT & AGENCY PORTFOLIO
Six months ended 02/28/09         1.00         0.58        8,808,689       0.15(c)      0.16(c)      1.04(c)
Year ended 08/31/08               1.00         3.42        1,971,451       0.12         0.14         3.28
Year ended 08/31/07               1.00         5.31        1,328,964       0.12         0.15         5.18
Year ended 08/31/06               1.00         4.49        1,812,271       0.12         0.16         4.45
Year ended 08/31/05               1.00         2.44          999,532       0.12         0.17         2.42
Year ended 08/31/04               1.00         1.03        1,271,847       0.12         0.15         1.03
------------------------------------------------------------------------------------------------------------
GOVERNMENT TAXADVANTAGE PORTFOLIO
Six months ended 02/28/09         1.00         0.47          252,874       0.16(c)      0.34(c)      0.89(c)
Year ended 08/31/08               1.00         3.28          226,983       0.12         0.24         3.30
Year ended 08/31/07               1.00         5.21          321,456       0.12         0.30         5.08
Year ended 08/31/06               1.00         4.41           80,104       0.12         0.37         4.31
Year ended 08/31/05               1.00         2.39           82,845       0.12         0.41         2.40
Year ended 08/31/04               1.00         0.99           56,192       0.12         0.33         0.98
------------------------------------------------------------------------------------------------------------
TAX-FREE CASH RESERVE PORTFOLIO
Six months ended 02/28/09         1.00         0.78        1,476,420       0.26(c)      0.30(c)      1.60(c)
Five months ended 08/31/08        1.00         0.72        1,765,515       0.22(d)      0.25(d)      1.76(d)
Year ended 03/31/08               1.00         3.28        3,256,572       0.22         0.25         3.23
Year ended 03/31/07               1.00         3.41        2,870,218       0.22         0.25         3.36
Year ended 03/31/06               1.00         2.53        1,892,111       0.22         0.27         2.49
Year ended 03/31/05               1.00         1.24        2,117,055       0.22         0.27         1.24
Year ended 03/31/04               1.00         0.84        1,953,769       0.22         0.27         0.83
____________________________________________________________________________________________________________
============================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.
(b)  Calculated using average shares outstanding.
(c) Ratios are annualized and based on average daily net assets (000s omitted) of $15,437,157, $3,728,195, $7,392,428, $5,740,637, $246,918, and
     $1,496,288 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)  Annualized.



62        SHORT-TERM INVESTMENTS TRUST

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals alleging that the defendants permitted improper market timing and related activity in the AIM Funds.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues were transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On January 5, 2008, the parties reached an agreement in principle to settle both the Consolidated Amended Class Action Complaint and Consolidated Amended Fund Derivative Complaint, subject to the MDL Court approval. Individual class members have the right to object. On December 15, 2008, the parties reached an agreement in principle to settle the Amended Class Action Complaint for Violations of ERISA, subject to the MDL Court approval. Individual class members have the right to object. No payments are required under the settlement; however, the parties agreed that certain limited changes to benefit plans and participants' accounts would be made.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals in the future.

  Management of Invesco Aim and the Fund believe that the outcome of the Pending Litigation and Regulatory Inquiries described above will have no material adverse affect on the Fund or on the ability of Invesco Aim and IADI to provide ongoing services to the Fund.


63        SHORT-TERM INVESTMENTS TRUST

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2008, through February 28, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-------------------------------------------------------------------------------------------------------------
                                                                              HYPOTHETICAL
                                                                        (5% ANNUAL RETURN BEFORE
                                                     ACTUAL                     EXPENSES)
                                           ------------------------------------------------------
                              BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                            ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
    INSTITUTIONAL CLASS       (09/01/08)   (02/28/09)(1)   PERIOD(2)     (02/28/09)    PERIOD(2)      RATIO
-------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio       $1,000.00      $1,010.00       $0.80       $1,024.00       $0.80        0.16%
-------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio           1,000.00       1,007.60        0.80        1,024.00        0.80        0.16
-------------------------------------------------------------------------------------------------------------
Treasury Portfolio             1,000.00       1,003.10        0.74        1,024.05        0.75        0.15
-------------------------------------------------------------------------------------------------------------
Government & Agency
  Portfolio                    1,000.00       1,005.80        0.75        1,024.05        0.75        0.15
-------------------------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                    1,000.00       1,004.70        0.80        1,024.00        0.80        0.16
-------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve
  Portfolio                    1,000.00       1,007.80        1.29        1,023.51        1.30        0.26
-------------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Funds for the period September 1, 2008, through February 28, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to each Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


64        SHORT-TERM INVESTMENTS TRUST

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. Qualified persons, including beneficial owners of the Fund's shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. To locate each Fund's portfolio holdings information, access the Fund's overview page. Links to each Fund's complete quarterly holdings will be available on this Web page. Shareholders can also look up the Fund's Form N-Q filings on the SEC website, sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the AIM website, invescoaim. com. On the home page, scroll down and click on "Proxy Policy." The information is also available on the SEC website, sec.gov.

      Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the "About Us" tab, click on "Required Notices" and then click on "Proxy Voting Activity." Next, select the Fund from the drop-down menu. This information is also available on the SEC website, sec.gov.

If used after July 20, 2009, this report must be accompanied by a Fund fact sheet for the most recent month-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

      It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                               [INVESCO AIM LOGO]
                                - SERVICE MARK -

             invescoaim.com       STIT-SAR-1      Invesco Aim Distributors, Inc.

 [INVESCO AIM LOGO]        PERSONAL INVESTMENT CLASS
  - SERVICE MARK -         SHORT-TERM INVESTMENTS TRUST (STIT)
                           Liquid Assets Portfolio
                           STIC Prime Portfolio
                           Treasury Portfolio
                           Government & Agency Portfolio
                           Government TaxAdvantage Portfolio
                           Tax-Free Cash Reserve Portfolio

                           Semiannual Report to Shareholders - February 28, 2009

                               [MOUNTAIN GRAPHIC]

2     Fund Data
3     Letters to Shareholders
4     Schedules of Investments
44    Financial Statements
51    Notes to Financial Statements
62    Financial Highlights
64    Fund Expenses

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

INVESCO AIM CASH MANAGEMENT IS A BRAND NAME ENCOMPASSING PRODUCTS AND SERVICES PROVIDED BY ONE OR MORE SUBSIDIARIES OF INVESCO LTD.

Unless otherwise stated, information presented in this report is as of February 28, 2009, and is based on total net assets. Unless otherwise stated, all data provided by Invesco Aim.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND DATA

PERSONAL INVESTMENT CLASS DATA AS OF 2/28/09

                                          YIELDS
                                      7-DAY SEC YIELDS
                                        HAD FEES NOT               WEIGHTED AVERAGE MATURITY
                                     BEEN WAIVED AND/OR             RANGE DURING
                          7-DAY        EXPENSES NOT       MONTHLY    REPORTING     AT REPORTING
FUND                     SEC YIELDS   BEEN REIMBURSED      YIELDS     PERIOD        PERIOD END   TOTAL NET ASSETS
Liquid Assets              0.42%          0.17%            0.46%     23 - 55 days    48 days      $122.8 million
STIC Prime                 0.05          -0.21             0.05       9 - 28 days    21 days       314.7 million
Treasury                   0.05          -0.21             0.05      27 - 54 days    31 days       390.1 million
Government & Agency        0.05          -0.17             0.07      15 - 47 days    30 days        20.3 million
Government TaxAdvantage    0.05          -0.27             0.05      18 - 38 days    23 days        12.6 million
Tax-Free Cash Reserve      0.05          -0.18             0.05      25 - 39 days    30 days         9.0 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invescoaim.com for the most recent month-end performance. Investment return will vary. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower. Monthly yields represent annualized results for the month, net of fees and expenses, and exclude any realized capital gains or losses.

2     SHORT-TERM INVESTMENTS TRUST

[CROCKETT PHOTO]

Bruce Crockett

Dear Fellow Shareholders:

Since my last letter, continuing troubles in the global economy and financial markets have negatively affected all investors. Even with the stimulus efforts, considerable anxiety remains about how, when and what kind of a recovery will occur. While no one likes to see investment values decline as sharply as they have recently in many global markets, we can find some consolation in the knowledge that our fund investments are more transparent, more comprehensively governed, and more closely regulated than most other kinds of investments.

      We want to take this opportunity to provide a brief update on our money market funds, which are committed to providing safety, liquidity and yield. These funds' conservative investment philosophy, in place for over 28 years, has served our clients well during this very difficult market environment. For example, since the start of the global credit and liquidity crisis in 2007:

- All portfolios have maintained $1.00 net asset values (NAV) at all times in all of our money market funds;

- All redemption requests were made without interruption in all of our money market funds;

- Invesco Aim did not have to purchase any securities out of any money market fund;

- Invesco Aim did not have to provide any form of capital support to any money market fund; and

- No securities experienced downgrades below Tier 1 quality in any money market fund.

      Your Board has already begun the annual review and management contract renewal process with the continuing goal of making the AIM Funds one of the best and most cost-effective ways for you to invest.

      Please feel free to contact me in writing with your questions or concerns. You can send an email to me at bruce@brucecrockett.com.

Best regards,

/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

[KELLEY PHOTO]

Karen Dunn Kelley

Dear Shareholders:

As I write this letter, the turbulence and uncertainty that characterized financial and credit markets in 2008 continues -- and appears likely to continue for the foreseeable future. Global economic weakness, generally disappointing corporate earnings and credit market turmoil prompted investors to become increasingly risk averse during the six months ended February 28, 2009.

      At the same time investors were pouring money into the relative safety of short-term fixed-income instruments, such as money market funds, the U.S. Federal Reserve (the Fed), in concert with other central banks around the globe, was sharply reducing short-term interest rate targets in an effort to stimulate the economy. This increased demand for short-term fixed-income instruments, together with aggressive action by the Fed, caused money market yields to decline sharply during the reporting period.

      The extraordinary economic and market challenges we face have been met with extraordinary government actions intended to bolster investor confidence, provide much-needed liquidity to the credit markets and jumpstart the economy.

      Regardless of economic or market conditions, Invesco Aim Cash Management, part of Invesco Worldwide Fixed Income, continues to emphasize that safety is of paramount importance to the investment process for all of our money market funds. Our conservative investment philosophy, which has been in place for more than 28 years, has always focused on, and will always focus on, providing safety, liquidity and yield -- in that order -- to our money market fund investors.

      All of us at Invesco Aim Worldwide Fixed Income are dedicated to helping our clients achieve their short-term cash management needs. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Cash Management representatives at 800 659 1005.

Sincerely,

/S/ KAREN DUNN KELLEY

Karen Dunn Kelley
CEO, Invesco Worldwide Fixed Income

3     SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

February 28, 2009
(Unaudited)

LIQUID ASSETS PORTFOLIO



                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER-51.66%(a)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES-8.64%

  Amstel Funding Corp.(b)(c)                          2.65%     03/10/09    $    110,000    $   109,927,125
-----------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          2.90%     03/10/09         300,000        299,782,500
-----------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          1.75%     04/09/09          50,000         49,905,208
-----------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          2.30%     04/20/09         500,000        498,402,778
-----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                    0.60%     04/23/09         109,222        109,125,520
-----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                    0.75%     05/04/09         250,000        249,666,667
-----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                    0.75%     05/11/09         200,000        199,704,167
-----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                    0.75%     05/12/09         225,000        224,662,500
-----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                    0.75%     05/13/09         160,000        159,756,667
-----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                    0.75%     05/19/09         200,000        199,670,833
===========================================================================================================
                                                                                              2,100,603,965
===========================================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-9.16%

  Concord Minutemen Capital Co., LLC
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            1.45%     03/02/09          50,000         49,997,986
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            2.30%     03/02/09         200,000        199,987,222
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            2.30%     03/11/09         200,000        199,872,222
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            1.25%     05/22/09         200,000        199,430,556
-----------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            1.65%     03/02/09         175,000        174,991,979
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            2.30%     03/06/09         200,000        199,936,111
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            0.90%     03/23/09         100,000         99,945,000
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            0.90%     03/24/09          80,000         79,954,000
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            1.05%     04/13/09         100,000         99,874,583
-----------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC (CEP-Lloyds TSB Bank
     PLC)(b)(c)                                       0.50%     03/02/09         200,000        199,997,222
-----------------------------------------------------------------------------------------------------------
  Legacy Capital Co., LLC-Series A, (Multi
     CEP's-Liberty Hampshire Co., LLC; agent)(c)      2.40%     04/07/09         150,000        149,630,000
-----------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(c)                                      2.30%     03/09/09         114,000        113,941,734
-----------------------------------------------------------------------------------------------------------
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(c)                                      1.05%     04/01/09         100,000         99,909,583
-----------------------------------------------------------------------------------------------------------
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(c)                                      1.05%     04/02/09         100,000         99,906,667
-----------------------------------------------------------------------------------------------------------
  Liberty Street Funding LLC (CEP-Bank of Nova
     Scotia)(b)(c)                                    0.75%     05/15/09         100,000         99,843,750
-----------------------------------------------------------------------------------------------------------
  Variable Funding Capital Co., LLC
     (CEP-Wells Fargo Bank, N.A.)(c)                  1.44%     03/27/09         100,000         99,896,000
-----------------------------------------------------------------------------------------------------------
     (CEP-Wells Fargo Bank, N.A.)(c)                  0.55%     04/14/09           8,300          8,294,421
-----------------------------------------------------------------------------------------------------------
     (CEP-Wells Fargo Bank, N.A.)(c)                  0.55%     04/22/09          50,000         49,960,278
===========================================================================================================
                                                                                              2,225,369,314
===========================================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-14.59%

  Amsterdam Funding Corp.(c)                          0.85%     05/13/09         100,000         99,827,639
-----------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization, LLC(c)               0.60%     04/16/09         100,000         99,923,333
-----------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization, LLC(c)               0.60%     04/17/09         100,000         99,921,667
-----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

  Atlantic Asset Securitization, LLC(c)               0.62%     04/23/09    $    200,000    $   199,817,444
-----------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization, LLC(c)               0.65%     05/05/09         100,000         99,882,639
-----------------------------------------------------------------------------------------------------------
  Barton Capital, LLC(c)                              0.55%     04/02/09         100,097        100,048,064
-----------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(c)                          0.45%     03/25/09          98,364         98,334,491
-----------------------------------------------------------------------------------------------------------
  Clipper Receivables Co., LLC(c)                     0.70%     03/06/09         285,000        284,972,292
-----------------------------------------------------------------------------------------------------------
  Enterprise Funding Co., LLC(c)                      0.67%     05/20/09          72,024         71,916,764
-----------------------------------------------------------------------------------------------------------
  Falcon Asset Securitization Corp.(c)                0.50%     04/13/09         140,000        139,916,389
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.75%     03/17/09          90,000         89,970,000
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.70%     04/14/09          65,000         64,944,389
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.85%     04/20/09         100,312        100,193,576
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.90%     04/24/09         250,000        249,662,500
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.80%     04/28/09          65,000         64,916,222
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.80%     04/29/09         135,000        134,823,000
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.85%     05/05/09         175,000        174,731,424
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.90%     05/11/09         300,000        299,467,500
-----------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                      0.50%     03/03/09         150,000        149,995,833
-----------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                      0.55%     03/12/09         150,066        150,040,781
-----------------------------------------------------------------------------------------------------------
  Ranger Funding Co., LLC(c)                          0.68%     05/20/09          78,495         78,376,385
-----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(c)                      0.50%     03/25/09         118,000        117,960,667
-----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(c)                      0.60%     04/07/09         100,000         99,938,333
-----------------------------------------------------------------------------------------------------------
  Thames Asset Global Securitization No. 1,
     Inc.(b)(c)                                       0.65%     03/12/09         219,392        219,348,426
-----------------------------------------------------------------------------------------------------------
  Thames Asset Global Securitization No. 1,
     Inc.(b)(c)                                       0.70%     03/17/09          86,399         86,372,120
-----------------------------------------------------------------------------------------------------------
  Tulip Funding Corp.(b)(c)                           0.80%     04/23/09          80,194         80,099,549
-----------------------------------------------------------------------------------------------------------
  Yorktown Capital LLC(c)                             0.65%     04/23/09          90,525         90,438,373
===========================================================================================================
                                                                                              3,545,839,800
===========================================================================================================


ASSET-BACKED SECURITIES-SECURITIES-6.43%

  Aspen Funding Corp.(c)                              1.85%     03/05/09         150,000        149,969,167
-----------------------------------------------------------------------------------------------------------
  Aspen Funding Corp.(c)                              0.92%     04/23/09         100,000         99,864,555
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         1.20%     03/11/09         165,000        164,945,000
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         1.40%     03/20/09         150,000        149,889,167
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         0.90%     04/07/09          45,000         44,958,375
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         0.90%     04/21/09         143,035        142,852,630
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         1.00%     04/22/09         100,000         99,855,556
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         1.00%     04/24/09          40,000         39,940,000
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         1.05%     04/27/09          95,000         94,842,062
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         1.05%     05/07/09         140,000        139,726,417
-----------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(c)                            0.92%     04/24/09         100,000         99,862,000
-----------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd/Corp.(b)(c)                       0.70%     03/02/09          95,000         94,998,153
-----------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd/Corp.(b)(c)                       1.85%     03/02/09         140,000        139,992,805
-----------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd/Corp.(b)(c)                       1.05%     04/06/09         100,000         99,895,000
===========================================================================================================
                                                                                              1,561,590,887
===========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-0.33%

  Market Street Funding LLC(c)                        0.33%     03/02/09    $     80,840    $    80,839,259
===========================================================================================================


CONSUMER FINANCE-0.82%

  HSBC Finance Corp.                                  2.05%     03/10/09         200,000        199,897,500
===========================================================================================================


DIVERSIFIED BANKS-8.09%

  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)         0.82%     04/13/09          50,000         49,951,028
-----------------------------------------------------------------------------------------------------------
  Bank of Nova Scotia(b)                              0.77%     05/11/09         160,000        159,757,022
-----------------------------------------------------------------------------------------------------------
  BNP Paribas Finance Inc.(b)                         1.01%     06/19/09          50,000         49,845,695
-----------------------------------------------------------------------------------------------------------
  Calyon North America Inc.(b)                        2.65%     03/13/09          58,250         58,198,546
-----------------------------------------------------------------------------------------------------------
  Calyon North America Inc.(b)                        1.46%     08/18/09         100,000         99,310,556
-----------------------------------------------------------------------------------------------------------
  ING (US) Funding LLC(b)                             0.60%     03/13/09         100,000         99,980,000
-----------------------------------------------------------------------------------------------------------
  ING (US) Funding LLC(b)                             1.30%     04/06/09         175,000        174,772,500
-----------------------------------------------------------------------------------------------------------
  ING (US) Funding LLC(b)                             0.64%     04/09/09         120,000        119,916,800
-----------------------------------------------------------------------------------------------------------
  Landesbank Baden-Wurttemberg(b)                     0.55%     03/12/09         175,000        174,970,590
-----------------------------------------------------------------------------------------------------------
  Lloyds TSB Bank PLC(b)                              2.00%     03/05/09         126,510        126,481,887
-----------------------------------------------------------------------------------------------------------
  Rabobank USA Financial Corp.(b)                     0.74%     05/11/09         110,000        109,839,461
-----------------------------------------------------------------------------------------------------------
  Santander Central Hispano Finance (Delaware)
     Inc.(b)                                          1.10%     06/09/09          70,000         69,786,111
-----------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             1.94%     03/06/09         175,000        174,952,847
-----------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             0.60%     04/14/09         150,000        149,890,000
-----------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             0.65%     04/20/09         150,000        149,864,583
-----------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             0.95%     05/04/09         200,000        199,662,222
===========================================================================================================
                                                                                              1,967,179,848
===========================================================================================================


LIFE & HEALTH INSURANCE-1.03%

  Metlife Short Term Funding, LLC(c)                  0.65%     03/06/09         250,000        249,977,431
===========================================================================================================


PACKAGED FOODS & MEATS-0.41%

  Nestle Capital Corp.(b)(c)                          0.70%     10/06/09         100,000         99,574,167
===========================================================================================================


REGIONAL BANKS-2.16%

  Abbey National North America LLC(b)                 0.51%     03/16/09         200,000        199,957,500
-----------------------------------------------------------------------------------------------------------
  ANZ National (Int'l) Ltd.(b)(c)                     0.75%     04/14/09         125,000        124,885,417
-----------------------------------------------------------------------------------------------------------
  ANZ National (Int'l) Ltd.(b)(c)                     0.76%     04/20/09         100,000         99,894,445
-----------------------------------------------------------------------------------------------------------
  ANZ National (Int'l) Ltd.(b)(c)                     1.09%     05/05/09         100,000         99,803,194
===========================================================================================================
                                                                                                524,540,556
===========================================================================================================
     Total Commercial Paper (Cost $12,555,412,727)                                           12,555,412,727
===========================================================================================================



CERTIFICATES OF DEPOSIT-24.46%

  Abbey National Treasury Services PLC(d)             0.87%     07/15/09         100,000        100,003,510
-----------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.63%     03/09/09          85,000         85,000,187
-----------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.13%     04/14/09         100,000        100,001,213
-----------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               1.75%     04/15/09         150,000        150,001,864
-----------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.27%     05/11/09         150,000        150,002,931
-----------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               1.67%     06/18/09         150,000        150,004,503
-----------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               1.12%     08/19/09         100,000        100,004,724
-----------------------------------------------------------------------------------------------------------
  Bank of Nova Scotia                                 0.60%     04/06/09          50,000         50,000,499
-----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

  Bank of Nova Scotia (United Kingdom)(b)             0.82%     05/18/09    $    100,000    $   100,002,162
-----------------------------------------------------------------------------------------------------------
  Bank of Nova Scotia                                 0.75%     06/24/09         100,000        100,003,187
-----------------------------------------------------------------------------------------------------------
  BNP Paribas                                         0.91%     05/05/09         100,000        100,001,801
-----------------------------------------------------------------------------------------------------------
  BNP Paribas                                         1.42%     05/22/09         150,000        150,003,397
-----------------------------------------------------------------------------------------------------------
  BNP Paribas                                         1.74%     06/18/09         150,000        150,004,503
-----------------------------------------------------------------------------------------------------------
  BNP Paribas                                         1.08%     07/09/09          30,000         30,018,873
-----------------------------------------------------------------------------------------------------------
  BNP Paribas                                         1.21%     08/17/09         150,000        150,006,999
-----------------------------------------------------------------------------------------------------------
  BNP Paribas                                         1.20%     08/19/09         100,000        100,000,000
-----------------------------------------------------------------------------------------------------------
  BNP Paribas (United Kingdom)(b)                     1.00%     07/13/09         100,000        100,003,703
-----------------------------------------------------------------------------------------------------------
  BNP Paribas (United Kingdom)(b)                     1.20%     07/29/09         100,000        100,004,142
-----------------------------------------------------------------------------------------------------------
  Calyon(d)                                           2.41%     03/11/09         100,000        100,000,000
-----------------------------------------------------------------------------------------------------------
  Calyon                                              2.00%     04/20/09         200,000        200,000,000
-----------------------------------------------------------------------------------------------------------
  Calyon                                              1.15%     05/20/09          50,000         50,000,000
-----------------------------------------------------------------------------------------------------------
  Calyon                                              1.25%     06/08/09         200,000        200,000,000
-----------------------------------------------------------------------------------------------------------
  Calyon                                              1.84%     06/29/09         100,000        100,003,303
-----------------------------------------------------------------------------------------------------------
  Calyon                                              0.90%     07/14/09          50,000         50,001,867
-----------------------------------------------------------------------------------------------------------
  Calyon                                              1.30%     07/29/09         100,000        100,000,000
-----------------------------------------------------------------------------------------------------------
  Calyon                                              1.41%     08/11/09         200,000        200,008,991
-----------------------------------------------------------------------------------------------------------
  Credit Suisse(d)                                    2.24%     06/16/09          50,000         49,994,616
-----------------------------------------------------------------------------------------------------------
  HSBC Bank PLC (United Kingdom)(b)                   1.03%     04/02/09         150,000        150,001,330
-----------------------------------------------------------------------------------------------------------
  HSBC Bank PLC (United Kingdom)(b)                   1.46%     10/09/09         100,000        100,006,100
-----------------------------------------------------------------------------------------------------------
  Landesbank Baden-Wurttemberg                        0.57%     03/20/09         150,000        150,000,848
-----------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(b)    1.00%     04/07/09         150,000        150,001,538
-----------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(b)    0.81%     05/12/09         175,000        175,003,493
-----------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(b)    0.82%     05/18/09         100,000        100,002,162
-----------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  3.02%     03/09/09          50,500         50,526,497
-----------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  2.92%     03/16/09          50,000         50,033,447
-----------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  0.76%     05/11/09         150,000        150,002,953
-----------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  0.95%     08/19/09         150,000        150,007,091
-----------------------------------------------------------------------------------------------------------
  Royal Bank of Canada                                0.60%     05/26/09         100,000        100,000,000
-----------------------------------------------------------------------------------------------------------
  Royal Bank of Canada(d)                             2.12%     12/16/09         150,000        150,000,000
-----------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC(d)                       0.75%     08/06/09         250,000        250,000,000
-----------------------------------------------------------------------------------------------------------
  Societe Generale                                    1.00%     05/11/09         125,000        125,000,000
-----------------------------------------------------------------------------------------------------------
  Societe Generale (United Kingdom)(b)                0.93%     04/02/09         100,000        100,000,887
-----------------------------------------------------------------------------------------------------------
  Societe Generale (United Kingdom)(b)                0.76%     05/15/09         130,000        130,002,027
-----------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B.(d)                       1.73%     07/08/09         100,000        100,000,000
-----------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B.(d)                       1.60%     08/26/09         150,000        150,000,000
-----------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                               2.05%     06/16/09         150,000        150,004,412
-----------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                               1.90%     10/02/09         125,000        125,007,360
-----------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                               1.85%     10/05/09         100,000        100,005,971
-----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

  Toronto-Dominion Bank                               1.51%     11/12/09    $     75,000    $    75,005,271
-----------------------------------------------------------------------------------------------------------
  Westpac Banking Corp.                               1.22%     04/16/09         150,000        150,001,909
===========================================================================================================
     Total Certificates of Deposit (Cost
       $5,945,690,271)                                                                        5,945,690,271
===========================================================================================================



MEDIUM-TERM NOTES-6.92%

  Bank of America Corp., Sr. Unsec. Floating Rate
     MTN(d)                                           1.59%     03/24/09         239,910        239,907,708
-----------------------------------------------------------------------------------------------------------
  BBVA U.S. Senior, S.A. Unipersonal, Sr. Unsec.
     Gtd. Unsub. Floating Rate MTN(b)(c)(d)           1.21%     04/17/09         145,000        145,040,088
-----------------------------------------------------------------------------------------------------------
  ING Bank N.V., Sr. Unsec. Floating Rate
     MTN(b)(c)(d)                                     2.22%     09/16/09         100,000        100,000,000
-----------------------------------------------------------------------------------------------------------
  National City Corp., Sr. Unsec. Floating Rate
     MTN(d)                                           1.54%     03/20/09         139,000        139,021,128
-----------------------------------------------------------------------------------------------------------
  Procter & Gamble International Funding S.C.A.,
     Sr. Unsec. Gtd. Floating Rate MTN(d)             1.49%     02/08/10          80,000         80,000,000
-----------------------------------------------------------------------------------------------------------
  Rabobank Nederland, Series 1537 A, Sr. Floating
     Rate MTN(b)(c)(d)                                1.41%     04/06/09         100,000         99,995,583
-----------------------------------------------------------------------------------------------------------
  Royal Bank of Canada, Series C, Sr. Unsec.
     Floating Rate MTN(d)                             1.29%     07/15/09         150,000        150,000,000
-----------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp., Series B, Floating
     Rate MTN(d)                                      0.72%     08/03/09         150,000        150,000,000
-----------------------------------------------------------------------------------------------------------
  Wachovia Bank N.A., Sr. Unsec. Floating Rate
     MTN(d)                                           1.54%     03/23/09         302,026        302,163,540
-----------------------------------------------------------------------------------------------------------
  Wells Fargo & Co., Sr. Unsec. Floating Rate
     Global MTN(d)                                    0.44%     05/01/09          25,000         24,985,295
-----------------------------------------------------------------------------------------------------------
  Wells Fargo Bank, N.A., Sr. Unsec. Floating Rate
     MTN(d)                                           0.91%     09/08/09         250,000        250,000,000
===========================================================================================================
     Total Medium-Term Notes (Cost $1,681,113,342)                                            1,681,113,342
===========================================================================================================



TIME DEPOSITS-2.11%

  ABN-Amro (Cayman Islands)(b)                        0.22%     03/02/09         337,470        337,470,222
-----------------------------------------------------------------------------------------------------------
  Societe Generale (Cayman Islands)(b)                0.22%     03/02/09         175,000        175,000,000
===========================================================================================================
     Total Time Deposits (Cost $512,470,222)                                                    512,470,222
===========================================================================================================



VARIABLE RATE DEMAND NOTES-1.98%(e)

LETTER OF CREDIT ENHANCED-1.98%(F)

  Atlanticare Health Services, Inc.; Series 2003,
     Taxable Bonds (LOC-Wells Fargo Bank, N.A.)       1.00%     10/01/33          16,190         16,190,000
-----------------------------------------------------------------------------------------------------------
  Baltimore (City of), Maryland (Baltimore City
     Parking System Facilities); Series 2008, Ref.
     Taxable RB (LOC-Bank of America, N.A.)           1.00%     07/01/32          23,000         23,000,000
-----------------------------------------------------------------------------------------------------------
  Benjamin Rose Institute (The) (Kethley House);
     Series 2005, Taxable Notes (LOC-JPMorgan
     Chase Bank, N.A.)                                2.23%     12/01/28           1,828          1,828,000
-----------------------------------------------------------------------------------------------------------
  Centerville (City of), Ohio (Bethany Lutheran
     Village Continuing Care Facility Expansion);
     Series 2007 B, Health Care RB (LOC-PNC Bank,
     N.A.)                                            0.60%     11/01/40          22,270         22,270,000
-----------------------------------------------------------------------------------------------------------
  Chattanooga (City of), Tennessee Industrial
     Development Board (BlueCross BlueShield of
     Tennessee Corporate Campus); Series 2008,
     Taxable IDR (LOC-Bank of America, N.A.)          0.85%     01/01/28         101,000        101,000,000
-----------------------------------------------------------------------------------------------------------
  Hillsborough Community College Foundation, Inc.
     (The); Series 2006, Student Housing RB
     (LOC-Bank of America, N.A.)                      0.61%     12/01/33          14,010         14,010,000
-----------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Fenwick High School); Series 1997,
     RB (LOC-JPMorgan Chase Bank, N.A.)               0.63%     03/01/32          10,800         10,800,000
-----------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Revolving Fund Pooled Financing Program);
     Series 1985 C, RB (LOC-JPMorgan Chase Bank,
     N.A.)                                            0.63%     08/01/15          37,650         37,650,000
-----------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Indiana Historical Society, Inc.); Series
     1997, Educational Facilities RB (LOC-JPMorgan
     Chase Bank, N.A.)                                0.63%     08/01/31          14,900         14,900,000
-----------------------------------------------------------------------------------------------------------
  Indiana (State of) Health and Educational
     Facility Financing Authority (Howard Regional
     Health System); Series 2005, Hospital RB
     (LOC- Harris N.A.)                               0.65%     01/01/35          10,000         10,000,000
-----------------------------------------------------------------------------------------------------------
  JPV Capital, LLC (Towers Partners, LLC/Rose
     Street Partners, LLC/515 Michigan Street
     Partners, LLC); Series 1999-A, Taxable Notes
     (LOC- Wells Fargo Bank, N.A.)                    1.50%     12/01/39           5,050          5,050,000
-----------------------------------------------------------------------------------------------------------
  Lucas (County of) Ohio (ProMedica Healthcare
     System); Series 2008 A, Hospital RB (LOC-UBS
     AG)(b)                                           0.72%     11/15/34          21,900         21,900,000
-----------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (Federation of American Societies for
     Experimental Biology); Series 2008, RB
     (LOC-Wells Fargo Bank, N.A.)                     0.61%     07/01/38          15,500         15,500,000
-----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Massachusetts (State of) Development Finance
     Agency (Clark University); Series 2008, RB
     (LOC-TD Bank, N.A.)                              0.53%     10/01/38    $     16,185    $    16,185,000
-----------------------------------------------------------------------------------------------------------
  Mississippi (State of) Development Bank
     (Harrison (County of)); Series 2008 B, Ref.
     Taxable Special Obligation GO Bonds (LOC-Bank
     of America, N.A.)                                0.85%     10/01/31          14,165         14,165,000
-----------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Educational
     Facilities Authority (RiverWoods Co. at
     Exeter, New Hampshire); Series 2008, RB
     (LOC-Bank of America, N.A.)                      0.57%     03/01/38          15,000         15,000,000
-----------------------------------------------------------------------------------------------------------
  NGSP, Inc.; Series 2006, Sec. Taxable RB
     (LOC-Bank of America, N.A.)                      0.85%     06/01/46          52,350         52,350,000
-----------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Sisters of Charity
     Providence Hospitals); Series 2002, Hospital
     RB (LOC-Wells Fargo Bank, N.A.)                  0.62%     11/01/32          36,670         36,670,000
-----------------------------------------------------------------------------------------------------------
  Southeastern California Conference of Seventh-
     Day Adventists; Series 2008, Taxable RB
     (LOC-Bank of America, N.A.)                      1.05%     06/01/25          10,125         10,125,000
-----------------------------------------------------------------------------------------------------------
  Southglenn Metropolitan District; Series 2007,
     Special RB (LOC-BNP Paribas)(b)                  0.67%     12/01/30          27,950         27,950,000
-----------------------------------------------------------------------------------------------------------
  Wilmington (City of), Delaware (Delaware Art
     Museum, Inc.); Series 2003, RB (LOC-Wells
     Fargo Bank, N.A.)                                0.63%     10/01/37          14,800         14,800,000
===========================================================================================================
     Total Variable Rate Demand Notes (Cost
       $481,343,000)                                                                            481,343,000
===========================================================================================================



PROMISSORY NOTES-0.93%

  Goldman Sachs Group Inc. (Acquired 01/23/09;
     Cost $225,000,000)(c)                            0.64%     05/28/09         225,000        225,000,000
===========================================================================================================



U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-0.82%

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-0.82%

  Unsec. Floating Rate Global Notes(d)                1.25%     07/12/10         100,000        100,000,000
-----------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate MTN(d)                         0.59%     01/08/10         100,000        100,000,000
===========================================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $200,000,000)                                                           200,000,000
===========================================================================================================



U.S. TREASURY BILLS-0.82%

  U.S. Treasury Bills(a) (Cost $199,710,583)          0.35%     07/30/09         200,000        199,710,583
===========================================================================================================



FUNDING AGREEMENTS-0.41%

  MetLife Insurance Co. of Connecticut, Floating
     Rate (Acquired 08/27/07; Cost
     $100,000,000)(c)(d)                              1.71%     09/25/09         100,000        100,000,000
===========================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-90.11% (Cost $21,900,740,145)                                                  21,900,740,145
===========================================================================================================


                                                                             REPURCHASE
                                                                               AMOUNT

REPURCHASE AGREEMENTS-9.86%(g)

  Barclays Capital Inc., Joint agreement dated
     02/27/09, aggregate maturing value
     $1,898,147,828 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,936,067,768; 0%-5.50%, 03/05/09-
     12/14/22)                                        0.27%     03/02/09     544,471,449        544,459,199
-----------------------------------------------------------------------------------------------------------


  Barclays Capital Inc., Joint agreement dated
     02/27/09, aggregate maturing value
     $1,915,375,672 (collateralized by U.S.
     Treasury obligations valued at
     $1,953,640,922; 1.13%-8.13%, 12/15/10-
     05/15/30)                                        0.26%     03/02/09     930,651,734        930,631,570
-----------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Joint agreement
     dated 02/27/09, aggregate maturing value
     $1,000,022,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,020,003,099; 0%-6.63%, 04/03/09-
     11/23/35)                                        0.27%     03/02/09     225,005,062        225,000,000
-----------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Joint agreement
     dated 02/27/09, aggregate maturing value
     $200,008,542 (collateralized by U.S.
     Government sponsored agency and Corporate
     obligations valued at $210,000,000; 0%-6.73%,
     01/19/25-02/25/47)(b)                            0.51%     03/02/09     194,711,901        194,703,586
-----------------------------------------------------------------------------------------------------------
  Deutsche Bank Securities Inc., Joint agreement
     dated 02/27/09, aggregate maturing value
     $250,006,042 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $255,000,001; 4.50%-7.00%,
     01/01/19-01/01/39)                               0.29%     03/02/09      77,659,269         77,657,392
-----------------------------------------------------------------------------------------------------------
  Societe Generale, Joint agreement dated
     02/27/09, aggregate maturing value
     $1,000,022,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,020,000,666; 0%-7.00%, 03/03/09-
     08/06/38)                                        0.27%     03/02/09     225,005,063        225,000,000
-----------------------------------------------------------------------------------------------------------
  UBS Securities LLC, Joint agreement dated
     02/27/09, aggregate maturing value
     $800,016,667 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $816,002,665; 0%-8.88%, 07/15/18-
     07/15/29)                                        0.25%     03/02/09     100,002,083        100,000,000
-----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                    INTEREST    MATURITY     REPURCHASE
                                                      RATE        DATE         AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

  Wachovia Capital Markets, LLC, Joint agreement
     dated 02/27/09, aggregate maturing value
     $150,007,656 (collateralized by Corporate
     obligations valued at $157,500,000; 0%-2.10%,
     04/30/12-03/15/28)                               0.61%     03/02/09    $100,128,871    $   100,123,761
===========================================================================================================
     Total Repurchase Agreements (Cost
       $2,397,575,508)                                                                        2,397,575,508
===========================================================================================================
TOTAL INVESTMENTS(h)(i)-99.97% (Cost
  $24,298,315,653)                                                                           24,298,315,653
===========================================================================================================
OTHER ASSETS LESS LIABILITIES-0.03%                                                               7,490,825
===========================================================================================================
NET ASSETS-100.00%                                                                          $24,305,806,478
___________________________________________________________________________________________________________
===========================================================================================================




Investment Abbreviations:

CEP     - Credit Enhancement Provider
GO      - General Obligation Bonds
Gtd.    - Guaranteed
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
MTN     - Medium-Term Notes
Ref.    - Refunding
RB      - Revenue Bonds
Sr.     - Senior
Unsec.  - Unsecured
Unsub.  - Unsubordinated


Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 14.48%; United Kingdom: 11.17%; other countries less than 5% each: 12.19%.
(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2009 was $10,908,364,578, which represented 44.88% of the Fund's Net Assets.
(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2009.
(e) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2009.
(f) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)   Principal amount equals value at period end. See Note 1K.
(h) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.
(i)   Also represents cost for federal income tax purposes.

FUND COMPOSITION BY MATURITY

In days, as of 2/28/09



-------------------------------------------------------------------------
1-7                                                                  27.0%
-------------------------------------------------------------------------
8-30                                                                 17.8
-------------------------------------------------------------------------
31-90                                                                43.4
-------------------------------------------------------------------------
91-180                                                                9.7
-------------------------------------------------------------------------
181+                                                                  2.1
_________________________________________________________________________
=========================================================================



The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

February 28, 2009
(Unaudited)

STIC PRIME PORTFOLIO



                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
----------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER-87.86%(a)

ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-9.58%

  Old Line Funding, LLC(b)                            0.25%     03/02/09    $     96,410    $   96,409,330
----------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                            0.35%     03/06/09          72,435        72,431,479
----------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                            0.30%     03/13/09         150,000       149,985,000
----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         0.45%     03/04/09          50,000        49,998,125
----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         0.45%     03/13/09          36,285        36,279,557
----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         0.43%     03/16/09          28,266        28,260,936
----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         0.48%     03/20/09          73,000        72,981,507
----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         0.55%     04/06/09          37,530        37,509,358
----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         0.55%     04/08/09          90,000        89,947,750
----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         0.45%     04/13/09          16,938        16,928,896
==========================================================================================================
                                                                                               650,731,938
==========================================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-20.69%

  Concord Minutemen Capital Co., LLC-Series A,
     (Multi CEP's-Liberty Hampshire Co., LLC;
     agent)(b)                                        0.85%     03/16/09          60,000        59,978,750
----------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                            0.90%     03/23/09         100,000        99,945,000
----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                            0.90%     03/24/09          45,000        44,974,125
----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                            0.85%     03/27/09          90,000        89,944,750
----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                            1.05%     04/13/09         100,000        99,874,583
----------------------------------------------------------------------------------------------------------
  Kitty Hawk Funding Corp. (CEP-Bank of America,
     N.A.)(b)                                         0.29%     03/12/09          30,000        29,997,388
----------------------------------------------------------------------------------------------------------
  Legacy Capital Co., LLC
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                            1.05%     04/13/09          85,000        84,893,396
----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                            1.05%     04/14/09          80,000        79,897,333
----------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(b)                                      0.95%     03/17/09         130,000       129,945,111
----------------------------------------------------------------------------------------------------------
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(b)                                      1.05%     04/01/09          60,000        59,945,750
----------------------------------------------------------------------------------------------------------
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(b)                                      1.05%     04/13/09         100,000        99,874,583
----------------------------------------------------------------------------------------------------------
  Ticonderoga Funding LLC (CEP-Bank of America,
     N.A.)(b)                                         0.50%     03/19/09         220,600       220,544,850
----------------------------------------------------------------------------------------------------------
  Variable Funding Capital Co., LLC
     (CEP-Wells Fargo Bank, N.A.)(b)                  0.50%     03/06/09         200,000       199,986,111
----------------------------------------------------------------------------------------------------------
     (CEP-Wells Fargo Bank, N.A.)(b)                  0.40%     03/27/09          50,000        49,985,556
----------------------------------------------------------------------------------------------------------
     (CEP-Wells Fargo Bank, N.A.)(b)                  0.50%     04/27/09          55,872        55,827,768
==========================================================================================================
                                                                                             1,405,615,054
==========================================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-23.98%

  Amsterdam Funding Corp.(b)                          0.55%     03/05/09          25,000        24,998,472
----------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          0.75%     04/14/09          40,000        39,963,333
----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

  Atlantic Asset Securitization, LLC(b)               0.30%     03/03/09    $    100,000    $   99,998,333
----------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization, LLC(b)               0.50%     03/20/09         100,000        99,973,611
----------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization, LLC(b)               0.55%     04/13/09          70,000        69,954,014
----------------------------------------------------------------------------------------------------------
  Barton Capital, LLC(b)                              0.30%     03/05/09          90,000        89,997,000
----------------------------------------------------------------------------------------------------------
  Barton Capital, LLC(b)                              0.30%     03/09/09          99,000        98,993,400
----------------------------------------------------------------------------------------------------------
  Barton Capital, LLC(b)                              0.40%     03/10/09          35,000        34,996,500
----------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(b)                          0.45%     03/25/09          72,000        71,978,400
----------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(b)                          0.55%     04/02/09          50,000        49,975,556
----------------------------------------------------------------------------------------------------------
  Edison Asset Securitization, LLC(b)                 0.30%     03/27/09          45,000        44,990,250
----------------------------------------------------------------------------------------------------------
  Edison Asset Securitization, LLC(b)                 0.50%     04/21/09          38,000        37,973,083
----------------------------------------------------------------------------------------------------------
  Enterprise Funding Co., LLC(b)                      0.60%     04/02/09          70,000        69,962,667
----------------------------------------------------------------------------------------------------------
  Falcon Asset Securitization Corp.(b)                0.30%     03/04/09          77,000        76,998,075
----------------------------------------------------------------------------------------------------------
  Falcon Asset Securitization Corp.(b)                0.50%     04/09/09          70,000        69,962,084
----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 0.50%     03/03/09          78,000        77,997,833
----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 0.40%     03/06/09          25,000        24,998,611
----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 0.45%     03/06/09          68,000        67,995,750
----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 0.35%     03/13/09          90,000        89,989,500
----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 0.70%     04/16/09          60,000        59,946,333
----------------------------------------------------------------------------------------------------------
  Ranger Funding Co., LLC(b)                          0.30%     03/02/09          72,040        72,039,403
----------------------------------------------------------------------------------------------------------
  Ranger Funding Co., LLC(b)                          0.60%     04/03/09          55,060        55,029,717
----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                      0.55%     03/04/09          50,000        49,997,708
----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                      0.35%     03/06/09         100,000        99,995,139
----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                      0.30%     03/09/09          50,000        49,996,667
==========================================================================================================
                                                                                             1,628,701,439
==========================================================================================================


ASSET-BACKED SECURITIES-SECURITIES-5.04%

  Aspen Funding Corp.(b)                              0.60%     03/05/09          62,358        62,353,843
----------------------------------------------------------------------------------------------------------
  Aspen Funding Corp.(b)                              0.70%     03/16/09          70,000        69,979,583
----------------------------------------------------------------------------------------------------------
  Aspen Funding Corp.(b)                              0.80%     04/02/09         100,000        99,928,889
----------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(b)                            0.60%     03/20/09         110,000       109,965,166
==========================================================================================================
                                                                                               342,227,481
==========================================================================================================


ASSET-BACKED SECURITIES-TRADE RECEIVABLES-3.83%

  CAFCO, LLC(b)                                       0.62%     03/18/09         130,000       129,961,939
----------------------------------------------------------------------------------------------------------
  CAFCO, LLC(b)                                       0.62%     03/19/09         130,000       129,959,700
==========================================================================================================
                                                                                               259,921,639
==========================================================================================================


CONSUMER FINANCE-6.33%

  HSBC Finance Corp.                                  0.40%     03/05/09         100,000        99,995,555
----------------------------------------------------------------------------------------------------------
  HSBC Finance Corp.                                  0.35%     03/11/09          50,000        49,995,139
----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
----------------------------------------------------------------------------------------------------------
CONSUMER FINANCE-(CONTINUED)

  Toyota Motor Credit Corp.                           0.35%     03/25/09    $    100,000    $   99,976,667
----------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           0.40%     03/26/09         180,000       179,950,000
==========================================================================================================
                                                                                               429,917,361
==========================================================================================================


INTEGRATED OIL & GAS-4.41%

  Chevron Corp.                                       0.34%     03/27/09         100,000        99,975,444
----------------------------------------------------------------------------------------------------------
  Chevron Corp.                                       0.43%     04/02/09         100,000        99,961,778
----------------------------------------------------------------------------------------------------------
  Chevron Corp.                                       0.43%     04/03/09         100,000        99,960,583
==========================================================================================================
                                                                                               299,897,805
==========================================================================================================


LIFE & HEALTH INSURANCE-4.64%

  Metlife Short Term Funding, LLC(b)                  0.67%     03/02/09         100,000        99,998,139
----------------------------------------------------------------------------------------------------------
  Metlife Short Term Funding, LLC(b)                  0.68%     03/03/09          65,000        64,997,544
----------------------------------------------------------------------------------------------------------
  Metlife Short Term Funding, LLC(b)                  0.58%     03/04/09         100,000        99,995,167
----------------------------------------------------------------------------------------------------------
  Metlife Short Term Funding, LLC(b)                  0.85%     03/18/09          50,000        49,979,931
==========================================================================================================
                                                                                               314,970,781
==========================================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-4.86%

  General Electric Capital Services Inc.              0.20%     03/13/09         100,000        99,993,333
----------------------------------------------------------------------------------------------------------
  General Electric Capital Services Inc.              0.33%     03/24/09         100,000        99,978,917
----------------------------------------------------------------------------------------------------------
  General Electric Capital Services Inc.              0.55%     04/13/09         130,000       129,914,597
==========================================================================================================
                                                                                               329,886,847
==========================================================================================================


SOFT DRINKS-4.50%

  Coca-Cola Co.(b)                                    0.20%     03/05/09         125,000       124,997,223
----------------------------------------------------------------------------------------------------------
  Coca-Cola Co.(b)                                    0.35%     04/03/09          91,000        90,970,804
----------------------------------------------------------------------------------------------------------
  Coca-Cola Co.(b)                                    0.40%     04/13/09          89,600        89,557,191
==========================================================================================================
                                                                                               305,525,218
==========================================================================================================
     Total Commercial Paper (Cost $5,967,395,563)                                            5,967,395,563
==========================================================================================================



CERTIFICATES OF DEPOSIT-3.53%

  Chase Bank USA, N.A.                                0.25%     03/12/09         100,000       100,000,000
----------------------------------------------------------------------------------------------------------
  Chase Bank USA, N.A.                                0.25%     03/13/09         100,000       100,000,000
----------------------------------------------------------------------------------------------------------
  Chase Bank USA, N.A.                                0.50%     04/09/09          40,000        40,000,000
==========================================================================================================
     Total Certificates of Deposit (Cost
       $240,000,000)                                                                           240,000,000
==========================================================================================================



MEDIUM-TERM NOTE-1.77%

  JP Morgan Chase & Co., Sr. Unsec. Floating Rate
     MTN(c)                                           1.47%     04/03/09          95,566        95,646,038
----------------------------------------------------------------------------------------------------------
  Wachovia Bank N.A., Sr. Unsec. Floating Rate
     MTN(c)                                           1.54%     03/23/09          25,000        25,015,063
==========================================================================================================
     Total Medium-Term Notes (Cost $120,661,101)                                               120,661,101
==========================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-93.16% (Cost $6,328,056,664)                                                   6,328,056,664
==========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                    INTEREST    MATURITY     REPURCHASE
                                                      RATE        DATE         AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-6.86%(d)

  Barclays Capital Inc., Joint agreement dated
     02/27/09, aggregate maturing value
     $1,898,147,828 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,936,067,768; 0%-5.50%, 03/05/09-
     12/14/22),                                       0.27%     03/02/09    $140,725,280    $  140,722,114
----------------------------------------------------------------------------------------------------------
  RBC Capital Markets Corp., Agreement dated
     02/27/09 maturing value $325,007,854
     (collateralized by U.S. Government sponsored
     agency obligations valued at $331,500,000;
     4.50%-5.50%, 06/01/37-02/15/39),                 0.29%     03/02/09     325,007,854       325,000,000
==========================================================================================================
     Total Repurchase Agreements (Cost
       $465,722,114)                                                                           465,722,114
==========================================================================================================
TOTAL INVESTMENTS-100.02% (Cost
  $6,793,778,778)(e)(f)                                                                      6,793,778,778
==========================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.02)%                                                           (1,668,214)
==========================================================================================================
NET ASSETS-100.00%                                                                          $6,792,110,564
__________________________________________________________________________________________________________
==========================================================================================================




Investment Abbreviations:

CEP     - Credit Enhancement Provider
MTN     - Medium-Term Notes
Sr.     - Senior
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2009 was $4,907,693,550, which represented 72.26% of the Fund's Net Assets.
(c) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2009.
(d)   Principal amount equals value at period end. See Note 1K.
(e)   Also represents cost for federal income tax purposes.
(f) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

FUND COMPOSITION BY MATURITY

In days, as of 2/28/09



-------------------------------------------------------------------------
1-7                                                                  31.3%
-------------------------------------------------------------------------
8-14                                                                 12.4
-------------------------------------------------------------------------
15-21                                                                16.2
-------------------------------------------------------------------------
22-28                                                                13.3
-------------------------------------------------------------------------
29-35                                                                10.6
-------------------------------------------------------------------------
36-42                                                                 3.5
-------------------------------------------------------------------------
43-60                                                                12.7
_________________________________________________________________________
=========================================================================



The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

February 28, 2009
(Unaudited)

TREASURY PORTFOLIO



                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------

U.S. TREASURY SECURITIES-41.53%

U.S. TREASURY BILLS-38.14%(A)

  U.S. Treasury Bills                                 0.14%     03/05/09    $      300,000    $   299,995,333
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.05%     03/05/09           300,000        299,965,000
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.10%     03/05/09           300,000        299,963,333
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.19%     03/05/09           300,000        299,960,333
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.94%     03/05/09           200,000        199,956,900
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.93%     03/12/09           200,000        199,882,086
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.15%     03/19/09           270,000        269,979,750
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.06%     04/02/09           400,000        399,980,445
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.10%     04/02/09           350,000        349,968,889
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.14%     04/02/09           100,000         99,898,667
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.11%     04/09/09           200,000        199,975,083
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.14%     04/09/09           200,000        199,969,775
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.19%     04/09/09           250,000        249,948,677
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.20%     04/09/09           275,000        274,940,417
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.15%     04/09/09           100,000         99,875,417
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.11%     04/16/09           400,000        399,943,778
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.11%     04/16/09           200,000        199,970,739
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.30%     04/16/09           300,000        299,886,917
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.03%     04/16/09           100,000         99,868,197
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.55%     04/23/09           100,000         99,771,806
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.75%     04/23/09           100,000         99,742,361
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.74%     04/29/09           300,000        299,636,167
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.28%     04/29/09           100,000         99,790,222
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.13%     04/30/09           300,000        299,932,750
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.96%     05/07/09           100,000         99,821,333
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.04%     05/07/09           100,000         99,805,514
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.87%     05/15/09           200,000        199,635,625
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.90%     05/15/09           200,000        199,625,000
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.99%     05/15/09           100,000         99,793,750
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.63%     06/04/09           250,000        249,584,375
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.15%     06/04/09           100,000         99,696,528
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.17%     06/04/09           150,000        149,537,073
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.22%     06/11/09           200,000        199,875,333
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.30%     06/11/09           200,000        199,830,000
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.27%     07/02/09           200,000        199,812,083
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.51%     07/02/09           150,000        149,738,625
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.71%     07/02/09           250,000        249,389,698
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
U.S. TREASURY BILLS-(CONTINUED)

  U.S. Treasury Bills                                 0.73%     07/02/09    $      150,000    $   149,625,875
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.95%     07/02/09           150,000        149,513,381
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.00%     07/02/09           250,000        249,146,261
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.33%     07/02/09           100,000         99,545,583
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.28%     07/16/09           200,000        199,783,083
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.32%     07/30/09           250,000        249,664,444
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.35%     07/30/09           100,000         99,855,292
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.44%     07/30/09           150,000        149,094,000
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.50%     08/27/09           205,000        204,490,347
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.50%     08/27/09           180,000        179,548,473
=============================================================================================================
                                                                                                9,569,214,718
=============================================================================================================


U.S. TREASURY NOTES-3.39%

  U.S. Treasury Notes                                 3.13%     04/15/09            20,000         20,074,465
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Notes                                 4.50%     04/30/09           125,000        125,519,836
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Notes                                 3.88%     05/15/09           150,000        150,564,843
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Notes                                 4.88%     05/15/09           550,000        555,302,860
=============================================================================================================
                                                                                                  851,462,004
=============================================================================================================
     Total U.S. Treasury Securities (Cost
       $10,420,676,722)                                                                        10,420,676,722
=============================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-41.53% (Cost $10,420,676,722)                                                    10,420,676,722
=============================================================================================================


                                                                              REPURCHASE
                                                                                AMOUNT

REPURCHASE AGREEMENTS-58.44%(b)

  Banc of America Securities LLC, Agreement dated
     02/27/09, maturing value $1,150,024,917
     (collateralized by U.S. Treasury obligations
     valued at $1,173,000,035; 0%-6.50%, 07/31/09-
     08/15/27),                                       0.26%     03/02/09     1,150,024,917      1,150,000,000
-------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     02/27/09, aggregate maturing value
     $1,915,375,672 (collateralized by U.S.
     Treasury obligations valued at
     $1,953,640,922; 1.13%-8.13%, 12/15/10-
     05/15/30),                                       0.26%     03/02/09       984,723,938        984,702,603
-------------------------------------------------------------------------------------------------------------
  BMO Capital Markets Corp., Agreement dated
     02/27/09, maturing value $100,002,000
     (collateralized by a U.S. Treasury obligation
     valued at $102,000,086; 2.38%, 01/15/25),        0.24%     03/02/09       100,002,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Agreement dated
     02/27/09, maturing value $1,150,024,917
     (collateralized by U.S. Treasury obligations
     valued at $1,173,000,065; 0%-4.88%, 11/19/09-
     08/15/16),                                       0.26%     03/02/09     1,150,024,917      1,150,000,000
-------------------------------------------------------------------------------------------------------------
  CIBC World Markets, Corp., Agreement dated
     02/27/09, maturing value $100,002,167
     (collateralized by U.S. Treasury obligations
     valued at $102,002,105; 0%-4.63%, 07/15/09-
     01/15/14),                                       0.26%     03/02/09       100,002,167        100,000,000
-------------------------------------------------------------------------------------------------------------
  Credit Suisse Securities (USA) LLC, Agreement
     dated 02/27/09, maturing value $1,000,020,833
     (collateralized by U.S. Treasury obligations
     valued at $1,020,001,477; 4.50%-11.25%,
     02/15/15-05/15/38),                              0.25%     03/02/09     1,000,020,833      1,000,000,000
-------------------------------------------------------------------------------------------------------------
  Deutsche Bank Securities Inc., Agreement dated
     02/27/09, maturing value $2,000,041,667
     (collateralized by U.S. Treasury obligations
     valued at $2,040,000,096; 0.63%-8.50%,
     11/15/11-04/15/28),                              0.25%     03/02/09     2,000,041,667      2,000,000,000
-------------------------------------------------------------------------------------------------------------
  Greenwich Capital Markets, Inc., Agreement dated
     02/27/09, maturing value $750,016,250
     (collateralized by U.S. Treasury obligations
     valued at $765,005,452; 0%-4.25%, 01/15/10-
     07/15/18),                                       0.26%     03/02/09       750,016,250        750,000,000
-------------------------------------------------------------------------------------------------------------
  HSBC Securities (USA) Inc., Agreement dated
     02/27/09, maturing value $1,750,037,917
     (collateralized by U.S. Treasury obligations
     valued at $1,785,003,509; 0%-13.25%,
     03/15/09-02/15/39),                              0.26%     03/02/09     1,750,037,917      1,750,000,000
-------------------------------------------------------------------------------------------------------------
  JPMorgan Securities Inc., Agreement dated
     02/27/09, maturing value $2,500,050,000
     (collateralized by U.S. Treasury obligations
     valued at $2,550,000,410; 0%-2.13%, 03/05/09-
     04/30/10),                                       0.24%     03/02/09     2,500,050,000      2,500,000,000
-------------------------------------------------------------------------------------------------------------
  Morgan Stanley, Agreement dated 02/27/09,
     maturing value $175,002,917 (collateralized
     by U.S. Treasury obligations valued at
     $179,901,544; 1.75%-4.25%, 01/15/10-
     04/15/32),                                       0.20%     03/02/09       175,002,917        175,000,000
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                    INTEREST    MATURITY      REPURCHASE
                                                      RATE        DATE          AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

  Societe Generale, Agreement dated 02/27/09,
     maturing value $2,000,043,333 (collateralized
     by U.S. Treasury obligations valued at
     $2,040,000,075; 0%-12.50%, 03/19/09-
     02/15/39),                                       0.26%     03/02/09    $2,000,043,333    $ 2,000,000,000
-------------------------------------------------------------------------------------------------------------
  UBS Securities LLC, Agreement dated 02/27/09,
     maturing value $1,000,019,167 (collateralized
     by U.S. Treasury obligations valued at
     $1,020,004,914; 0%-1.13%, 03/12/09-01/15/12),    0.23%     03/02/09     1,000,019,167      1,000,000,000
=============================================================================================================
     Total Repurchase Agreements (Cost
       $14,659,702,603)                                                                        14,659,702,603
=============================================================================================================
TOTAL INVESTMENTS(c)-99.97% (Cost $25,080,379,325)                                             25,080,379,325
=============================================================================================================
OTHER ASSETS LESS LIABILITIES-0.03%                                                                 6,413,294
=============================================================================================================
NET ASSETS-100.00%                                                                            $25,086,792,619
_____________________________________________________________________________________________________________
=============================================================================================================




Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)  Principal amount equals value at period end. See Note 1K.
(c)  Also represents cost for federal income tax purposes.

FUND COMPOSITION BY MATURITY

In days, as of 2/28/09



-------------------------------------------------------------------------
1-7                                                                  64.1%
-------------------------------------------------------------------------
8-30                                                                  1.9
-------------------------------------------------------------------------
31-90                                                                21.2
-------------------------------------------------------------------------
91-180                                                               11.3
-------------------------------------------------------------------------
181+                                                                  1.5
_________________________________________________________________________
=========================================================================



The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

February 28, 2009
(Unaudited)

GOVERNMENT & AGENCY PORTFOLIO



                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-51.63%

FEDERAL FARM CREDIT BANK (FFCB)-4.93%(A)

  Floating Rate Bonds                                 0.29%     03/17/09    $       75,000    $    75,000,000
-------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                 0.95%     05/19/09           140,000        140,000,000
-------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                 0.51%     08/28/09            40,000         40,000,000
-------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                 1.43%     09/22/09            25,000         25,000,000
-------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                 1.25%     11/12/09           125,000        125,000,000
-------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                 1.10%     11/20/09            50,000         50,000,000
-------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                 0.36%     12/21/09           150,000        148,823,138
-------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                 0.72%     12/21/09            75,000         75,000,000
=============================================================================================================
                                                                                                  678,823,138
=============================================================================================================


FEDERAL HOME LOAN BANK (FHLB)-26.13%

  Unsec. Bonds                                        2.85%     03/04/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.38%     03/10/09            15,000         15,000,570
-------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        3.25%     03/30/09            60,000         60,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        3.24%     04/03/09            70,000         70,005,940
-------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.36%     05/05/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.38%     05/13/09            43,190         43,162,988
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.12%     03/02/09             6,820          6,819,977
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.10%     03/02/09            90,000         89,997,250
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.05%     03/02/09            15,000         14,999,146
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.30%     03/31/09           150,000        149,962,500
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.54%     04/13/09            50,000         49,848,306
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               3.10%     04/13/09            50,000         49,814,861
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.50%     04/14/09           140,000        139,572,222
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               3.00%     04/21/09            75,000         74,681,250
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.39%     04/24/09           120,000        119,929,800
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.24%     04/28/09           150,000        149,942,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.31%     04/30/09            75,000         74,961,250
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.00%     05/04/09            50,000         49,822,222
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.50%     05/11/09            75,000         74,778,125
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.80%     05/13/09            80,800         80,505,080
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.29%     05/21/09           150,000        149,902,125
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.37%     06/09/09            50,000         49,948,611
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.48%     06/19/09            39,380         39,322,243
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.40%     06/22/09           136,291        136,119,879
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.40%     06/29/09            50,000         49,933,333
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.40%     07/08/09            50,000         49,928,333
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.66%     09/10/09            75,000         74,734,625
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK (FHLB)-(CONTINUED)

  Unsec. Disc. Notes(b)                               0.55%     10/09/09    $       50,000    $    49,830,417
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.43%     03/20/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       1.30%     03/26/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.48%     03/27/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       1.47%     04/01/09            75,000         75,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.50%     04/03/09           150,000        149,999,954
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.42%     04/21/09            50,000         49,998,964
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.90%     06/10/09            75,000         75,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.57%     07/07/09           100,000         99,968,395
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       1.37%     11/18/09            75,000         75,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.58%     01/19/10            75,000         75,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.72%     02/04/10           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.86%     02/26/10           125,000        124,983,640
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                1.05%     05/27/09           132,000        132,010,866
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.19%     09/10/09            80,000         80,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                0.39%     12/23/09            50,000         49,950,581
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                0.33%     12/28/09           100,000         99,975,996
=============================================================================================================
                                                                                                3,600,411,449
=============================================================================================================


FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-13.95%

  Sr. Unsec. Disc. Notes(b)                           1.09%     03/02/09           100,000         99,996,972
-------------------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           0.92%     03/03/09           100,000         99,994,889
-------------------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           1.15%     03/06/09            50,000         49,992,014
-------------------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           1.20%     03/18/09            25,000         24,985,833
-------------------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           1.15%     03/24/09            93,000         92,931,671
-------------------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           3.05%     03/30/09            46,964         46,848,612
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.60%     04/13/09            75,000         74,767,083
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.73%     04/21/09            44,820         44,773,649
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.07%     05/05/09            70,000         69,864,764
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.10%     05/06/09            50,000         49,899,167
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.92%     06/01/09            22,145         22,092,935
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.46%     06/09/09           100,000         99,872,222
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.46%     06/15/09            50,000         49,932,278
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.46%     06/19/09           100,000         99,859,444
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.51%     06/23/09            93,500         93,348,998
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.05%     06/23/09            50,000         49,675,417
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.45%     06/30/09            80,000         79,879,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.50%     07/28/09           125,000        124,741,319
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.70%     09/14/09            50,000         49,808,472
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.70%     09/21/09           100,000         99,603,333
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(a)                0.37%     10/08/09            75,000         74,941,987
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(a)                0.36%     12/16/09           100,000         99,707,085
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-(CONTINUED)

  Unsec. Floating Rate Global Notes(a)                1.25%     07/12/10    $      100,000    $   100,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate MTN(a)                         0.45%     09/21/09            74,500         74,476,573
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate MTN(a)                         0.59%     01/08/10            75,000         75,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate MTN(a)                         1.10%     02/09/10            75,000         75,000,000
=============================================================================================================
                                                                                                1,921,993,717
=============================================================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-6.62%

  Sr. Unsec. Disc. Notes(b)                           0.95%     03/11/09            35,000         34,990,764
-------------------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           1.20%     03/16/09           100,000         99,950,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.10%     04/08/09           150,000        149,667,500
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.22%     05/01/09            75,000         74,972,042
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.33%     05/01/09            30,000         29,881,558
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.31%     05/26/09           100,000         99,925,945
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.32%     06/03/09            75,000         74,937,333
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.50%     06/04/09            90,000         89,881,250
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               3.20%     10/07/09            50,000         49,022,222
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.00%     12/03/09           100,000         99,230,556
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(a)                1.24%     07/13/10            60,000         59,971,701
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Notes(a)                       1.27%     10/27/09            50,000         50,000,000
=============================================================================================================
                                                                                                  912,430,871
=============================================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $7,113,659,175)                                                         7,113,659,175
=============================================================================================================


U.S. TREASURY BILLS-0.54%

  U.S. Treasury Bills(b)(Cost $74,891,469)            0.35%     07/30/09            75,000         74,891,469
=============================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-52.17% (Cost $7,188,550,644)                                                      7,188,550,644
=============================================================================================================


                                                                              REPURCHASE
                                                                                AMOUNT

REPURCHASE AGREEMENTS-47.82%(c)

  Banc of America Securities LLC, Agreement dated
     02/27/09, maturing value $500,011,250
     (collateralized by U.S. Government sponsored
     agency obligations valued at $510,000,350;
     0%-6.75%, 04/09/09-01/15/48),                    0.27%     03/02/09       500,011,250        500,000,000
-------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     02/27/09, aggregate maturing value
     $1,898,147,828 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,936,067,768; 0%-5.50%, 03/05/09-
     12/14/22),                                       0.27%     03/02/09     1,088,106,440      1,088,081,958
-------------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Joint agreement
     dated 02/27/09, aggregate maturing value
     $1,000,022,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,020,003,099; 0%-6.63%, 04/03/09-
     11/23/35),                                       0.27%     03/02/09       700,015,750        700,000,000
-------------------------------------------------------------------------------------------------------------
  Deutsche Bank Securities Inc., Agreement dated
     02/27/09, maturing value $1,200,027,000
     (collateralized by U.S. Government sponsored
     agency obligations valued at $1,224,000,503;
     0%-6.50%, 03/02/09-03/06/37),                    0.27%     03/02/09     1,200,027,000      1,200,000,000
-------------------------------------------------------------------------------------------------------------
  HSBC Securities (USA) Inc., Joint agreement
     dated 02/27/09, aggregate maturing value
     $1,000,022,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,020,003,870; 0%-10.70%,
     08/15/09-07/15/37),                              0.27%     03/02/09       900,020,250        900,000,000
-------------------------------------------------------------------------------------------------------------
  Morgan Stanley, Agreement dated 02/27/09,
     maturing value $525,010,063 (collateralized
     by U.S. Government sponsored agency
     obligations valued at $536,147,991; 0%-8.25%,
     03/19/10-04/01/56),                              0.23%     03/02/09       525,010,063        525,000,000
-------------------------------------------------------------------------------------------------------------
  RBC Capital Markets, Agreement dated 02/27/09,
     maturing value $275,006,188 (collateralized
     by U.S. Government sponsored agency
     obligations valued at $280,500,289; 5.60-
     6.12%, 02/01/17-08/24/27),                       0.27%     03/02/09       275,006,188        275,000,000
-------------------------------------------------------------------------------------------------------------
  Societe Generale, Joint agreement dated
     02/27/09, aggregate maturing value
     $1,000,022,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,020,000,666; 0%-7.00%, 03/03/09-
     08/06/38),                                       0.27%     03/02/09       700,015,750        700,000,000
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                    INTEREST    MATURITY      REPURCHASE
                                                      RATE        DATE          AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

  UBS Securities LLC, Joint agreement dated
     02/27/09, aggregate maturing value
     $800,016,667 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $816,002,665; 0%-8.88%, 07/15/18-
     07/15/29),                                       0.25%     03/02/09    $  700,014,584    $   700,000,000
=============================================================================================================
     Total Repurchase Agreements (Cost
       $6,588,081,958)                                                                          6,588,081,958
=============================================================================================================
TOTAL INVESTMENTS-99.99% (Cost $13,776,632,602)(d)                                             13,776,632,602
=============================================================================================================
OTHER ASSETS LESS LIABILITIES-0.01%                                                                 1,128,787
=============================================================================================================
NET ASSETS-100.00%                                                                            $13,777,761,389
_____________________________________________________________________________________________________________
=============================================================================================================




Investment Abbreviations:

Disc.   - Discounted
MTN     - Medium-Term Notes
Sr.     - Senior
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2009.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)  Principal amount equals value at period end. See Note 1K.
(d)  Also represents cost for federal income tax purposes.

FUND COMPOSITION BY MATURITY

In days, as of 2/28/09



-------------------------------------------------------------------------
1-7                                                                  66.9%
-------------------------------------------------------------------------
8-30                                                                  4.5
-------------------------------------------------------------------------
31-90                                                                16.9
-------------------------------------------------------------------------
91-180                                                                8.6
-------------------------------------------------------------------------
181+                                                                  3.1
_________________________________________________________________________
=========================================================================



The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

February 28, 2009
(Unaudited)

GOVERNMENT TAXADVANTAGE PORTFOLIO



                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-99.97%

FEDERAL FARM CREDIT BANK (FFCB)-24.46%(A)

  Floating Rate Bonds                                  0.29%     03/17/09     $45,000     $ 44,997,480
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                  0.95%     05/19/09      10,000       10,000,000
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                  1.43%     09/22/09       5,000        5,000,000
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                  1.25%     11/12/09      10,000       10,000,000
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                  0.32%     12/28/09      15,000       14,959,655
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                  0.42%     08/04/10       5,000        4,981,325
======================================================================================================
                                                                                            89,938,460
======================================================================================================


FEDERAL HOME LOAN BANK (FHLB)-75.51%

  Unsec. Bonds                                         2.85%     03/04/09      10,000       10,000,000
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.12%     03/02/09      28,180       28,179,906
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.17%     03/02/09       2,325        2,324,989
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.22%     03/02/09       8,925        8,924,945
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.25%     03/03/09      14,975       14,974,792
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.25%     03/06/09       7,250        7,249,748
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.22%     03/09/09      15,000       14,999,267
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.23%     03/12/09      13,070       13,069,081
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                1.20%     03/13/09       3,000        2,998,800
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.28%     03/17/09       5,000        4,999,378
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.28%     03/20/09      15,000       14,997,783
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.33%     03/30/09       1,750        1,749,535
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.31%     04/06/09       5,000        4,998,450
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.38%     04/07/09      11,900       11,895,414
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.35%     04/13/09       7,500        7,496,865
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.32%     04/17/09      10,000        9,995,822
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.39%     04/24/09       7,000        6,995,905
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.24%     04/28/09       5,000        4,998,067
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.40%     04/28/09       3,500        3,497,744
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.75%     04/30/09      15,000       14,981,250
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.38%     05/04/09       3,700        3,697,500
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.39%     05/06/09       7,000        6,994,995
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.41%     05/06/09       4,500        4,496,618
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.29%     05/28/09       5,000        4,996,456
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.50%     06/15/09       4,015        4,009,089
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.50%     06/19/09       3,200        3,195,111
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.50%     07/01/09       6,583        6,571,845
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                        0.57%     07/07/09       5,000        4,998,420
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                        0.58%     01/19/10       5,000        5,000,000
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                        0.72%     02/04/10      15,000       15,000,000
------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK (FHLB)-(CONTINUED)

  Unsec. Floating Rate Global Bonds(a)                 0.40%     08/21/09     $ 5,000     $  4,996,986
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                 0.41%     08/27/09       4,400        4,398,910
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                 2.19%     09/10/09      10,000       10,000,000
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                 0.33%     12/28/09      10,000        9,997,600
======================================================================================================
                                                                                           277,681,271
======================================================================================================
TOTAL INVESTMENTS(c)-99.97% (Cost $367,619,731)                                            367,619,731
======================================================================================================
OTHER ASSETS LESS LIABILITIES-0.03%                                                             95,239
======================================================================================================
NET ASSETS-100.00%                                                                        $367,714,970
______________________________________________________________________________________________________
======================================================================================================




Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2009.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)   Also represents cost for federal income tax purposes.

FUND COMPOSITION BY MATURITY

In days, as of 2/28/09



-------------------------------------------------------------------------
1-7                                                                  54.9%
-------------------------------------------------------------------------
8-30                                                                 17.8
-------------------------------------------------------------------------
31-90                                                                23.6
-------------------------------------------------------------------------
91-180                                                                3.7
-------------------------------------------------------------------------
181+                                                                   --
_________________________________________________________________________
=========================================================================



The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

February 28, 2009
(Unaudited)

TAX-FREE CASH RESERVE PORTFOLIO



                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-99.52%

ALABAMA-0.22%

  Gardendale (City of) (Ascot Place Apartments);
     Series 2002 A, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                      0.68%     10/01/32     $ 2,112     $    2,112,000
--------------------------------------------------------------------------------------------------------
  Gardendale (City of) (Forest Ridge Apartments);
     Series 2002 B, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                      0.68%     10/01/32       3,783          3,783,000
========================================================================================================
                                                                                               5,895,000
========================================================================================================


ALASKA-0.16%

  Wachovia MERLOTs (Alaska (State of) Housing
     Finance Corp.); Series 1999 D, VRD
     RB(a)(b)(c)                                       2.15%     06/01/49       4,200          4,200,000
========================================================================================================


ARIZONA-1.11%

  Casa Grande (City of) Industrial Development
     Authority (Center Park Apartments); Series
     2001 A, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.66%     06/15/31       2,010          2,010,000
--------------------------------------------------------------------------------------------------------
  Casa Grande (City of) Industrial Development
     Authority (Quail Gardens Apartments); Series
     2001 A, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.66%     06/15/31       1,885          1,885,000
--------------------------------------------------------------------------------------------------------
  Maricopa (County of) Industrial Development
     Authority (Gran Victoria Housing, LLC);
     Series 2000 A, VRD MFH RB (CEP-Federal
     National Mortgage Association)(a)                 0.62%     04/15/30       4,575          4,575,000
--------------------------------------------------------------------------------------------------------
  Phoenix (City of) Industrial Development
     Authority (Del Mar Terrace Apartments);
     Series 1999 A, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                      0.62%     10/01/29       9,300          9,300,000
--------------------------------------------------------------------------------------------------------
  Phoenix (City of) Industrial Development
     Authority (Lynwood Apartments); Series 1994,
     Ref. VRD MFH RB (CEP-Federal Home Loan Bank
     of San Francisco)(a)                              0.68%     10/01/25       5,305          5,305,000
--------------------------------------------------------------------------------------------------------
  Tucson (City of) Industrial Development
     Authority (La Entrada Apartments); Series
     2001, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.62%     07/15/31       1,750          1,750,000
--------------------------------------------------------------------------------------------------------
  Yavapai (County of) Industrial Development
     Authority (Northern Arizona Healthcare
     System); Series 2008 B, Hospital RB
     (LOC-Banco Bilbao Vizcaya Argentaria,
     S.A.)(a)(d)(e)                                    0.58%     12/01/39       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  Yuma (City of) Industrial Development Authority
     (El Encanto Apartments); Series 2003, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.65%     04/15/33       1,575          1,575,000
========================================================================================================
                                                                                              29,400,000
========================================================================================================


COLORADO-3.61%

  Adams (County of) (Hunters Cove); Series 1985 A,
     VRD MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(a)(c)                                      0.65%     01/15/14       5,950          5,950,000
--------------------------------------------------------------------------------------------------------
  Arista Metropolitan District (Broomfield Event
     Center Parking); Sr. Series 2006 A, Special
     Limited RB (LOC-Compass Bank)(a)(d)               0.62%     12/01/30       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Bethany Lutheran
     School); Series 2008, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.57%     11/01/38       3,650          3,650,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Lutheran Church
     Extension Fund-Missouri Synod Loan Program);
     Series 2008, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.75%     05/15/38       7,300          7,300,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Southeastern Baptist
     Theological Seminary); Series 2005, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     03/01/25       7,920          7,920,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (The Presentation
     School, Inc.); Series 2006, VRD RB (LOC-U.S.
     Bank, N.A.)(a)(d)                                 0.57%     12/01/36       7,250          7,250,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Trinity School of
     Durham and Chapel Hill); Series 2006, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     09/01/26       3,100          3,100,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Wesleyan Christian
     Academy); Series 2007, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.68%     05/01/32       8,145          8,145,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Arapahoe House); Series 2004 A, VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.74%     04/01/24       1,200          1,200,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

  Colorado (State of) Health Facilities Authority
     (Bethesda Living Centers); Series 1999, VRD
     RB (LOC-Bank of America, N.A.)(a)(d)              0.57%     08/15/30     $ 7,650     $    7,650,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Covenant Retirement Communities, Inc.);
     Series 1999 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.57%     12/01/29       2,620          2,620,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Crossroads); Series 2003 A, VRD RB (LOC-U.S.
     Bank, N.A.)(a)(d)                                 0.67%     11/01/28       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (The Evangelical Lutheran Good Samaritan
     Society); Series 2008, Ref. VRD RB (LOC-U.S.
     Bank, N.A.)(a)(d)                                 0.62%     06/01/15       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Cornerstar Metropolitan District; Series 2007,
     VRD Special RB (LOC-Compass Bank)(a)(d)           0.67%     12/01/37       9,200          9,200,000
--------------------------------------------------------------------------------------------------------
  Eaglebend Affordable Housing Corp.; Series 2006
     A, Ref. VRD MFH RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.67%     07/01/21       4,880          4,880,000
--------------------------------------------------------------------------------------------------------
  Lowry Economic Redevelopment Authority; Series
     2008 A, Ref. VRD RB (LOC-Compass Bank)(a)(d)      0.62%     12/01/20       4,890          4,890,000
--------------------------------------------------------------------------------------------------------
  Meridian Ranch Metropolitan District; Series
     2009, Ref. VRD Limited Tax GO (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.67%     12/01/38       2,135          2,135,000
--------------------------------------------------------------------------------------------------------
  Pueblo (County of) (El Pueblo Boys' and Girls'
     Ranch, Inc.); Series 2003, VRD RB (LOC-U.S.
     Bank, N.A.)(a)(d)                                 0.67%     12/01/23       1,225          1,225,000
--------------------------------------------------------------------------------------------------------
  Triview Metropolitan District; Series 2006 A,
     Ref. VRD Improvement Unlimited Tax GO
     (LOC-Compass Bank)(a)(d)                          0.67%     11/01/23       5,640          5,640,000
========================================================================================================
                                                                                              95,255,000
========================================================================================================


CONNECTICUT-0.25%

  Connecticut (Sate of) Health & Educational
     Facilities Authority (The Hospital of Central
     Connecticut); Series 2008 A, VRD RB (LOC-Bank
     of America, N.A.)(a)(d)                           0.55%     07/01/24       5,490          5,490,000
--------------------------------------------------------------------------------------------------------
  Connecticut (State of) Health & Educational
     Facilities Authority (Trinity College);
     Series 2008 L, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(d)                                 0.55%     07/01/34       1,000          1,000,000
========================================================================================================
                                                                                               6,490,000
========================================================================================================


DELAWARE-0.26%

  Delaware (State of) Economic Development
     Authority (Archmere Academy, Inc.); Series
     2006, VRD RB (LOC-PNC Bank, N.A.)(a)(d)           0.61%     07/01/36       2,300          2,300,000
--------------------------------------------------------------------------------------------------------
  Delaware (State of) Economic Development
     Authority (Peninsula United Methodist Homes,
     Inc.); Series 2007 A, VRD RB (LOC-PNC Bank,
     N.A.)(a)(d)                                       0.55%     05/15/37       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Kent (County of) (The Charter School, Inc.);
     Series 2002, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.68%     11/01/22       3,665          3,665,000
========================================================================================================
                                                                                               6,965,000
========================================================================================================


DISTRICT OF COLUMBIA-0.85%

  District of Columbia (Hogar Hispano, Inc.);
     Series 2005, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.65%     03/01/30      12,205         12,205,000
--------------------------------------------------------------------------------------------------------
  District of Columbia (Institute for
     International Economics); Series 2000, VRD RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     06/01/25       1,740          1,740,000
--------------------------------------------------------------------------------------------------------
  District of Columbia (Progressive Life Center,
     Inc.); Series 2008 A, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.68%     01/01/33       3,695          3,695,000
--------------------------------------------------------------------------------------------------------
  District of Columbia (Washington Center for
     Internships and Academic Seminars); Series
     2009, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.68%     02/01/48       4,700          4,700,000
========================================================================================================
                                                                                              22,340,000
========================================================================================================


FLORIDA-9.09%

  Alachua (County of) Health Facilities Authority
     (Oak Hammock at the University of Florida);
     Series 2002 A, VRD Continuing Care Retirement
     Community RB (LOC-Lloyds TSB Bank
     PLC)(a)(d)(e)                                     0.65%     10/01/32       3,200          3,200,000
--------------------------------------------------------------------------------------------------------
  Brevard (County of) Health Facilities Authority
     (Wuesthoff Health Systems, Inc.); Series
     2004, VRD RB (LOC-SunTrust Bank)(a)(d)            0.62%     01/01/34      10,300         10,300,000
--------------------------------------------------------------------------------------------------------
  Broward (County of) Housing Finance Authority
     (Reflections Apartments); Series 1999, Ref.
     VRD MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(a)                                         0.62%     12/01/29       4,405          4,405,000
--------------------------------------------------------------------------------------------------------
  Collier (County of) Health Facilities Authority
     (The Moorings, Inc.); Series 2000, VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.61%     12/01/24       6,000          6,000,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

  Duval (County of) Housing Finance Authority (The
     Glades Apartments); Series 2002, Ref. VRD MFH
     Mortgage RB (CEP-Federal Home Loan Mortgage
     Corp.)(a)                                         0.62%     10/01/32     $ 1,850     $    1,850,000
--------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (South Florida Water
     Management District); Series 2006-0136 A, VRD
     COP(a)(b)(c)                                      1.07%     10/01/36      19,730         19,730,000
--------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Agency
     (Lakeside South); Series 1985 B, VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     08/01/11       1,200          1,200,000
--------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Corp.
     (Tuscany Pointe Apartments); Series 2005 D,
     Ref. VRD MFH Mortgage RB (CEP-Federal
     National Mortgage Association)(a)                 0.62%     11/15/35       7,090          7,090,000
--------------------------------------------------------------------------------------------------------
  Florida Gulf Coast University Financing Corp.
     (Housing); Series 2005 A, VRD Capital
     Improvement RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.55%     02/01/35       1,360          1,360,000
--------------------------------------------------------------------------------------------------------
  Florida Gulf Coast University Financing Corp.
     (Parking); Series 2005 B, VRD Capital
     Improvement RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.55%     02/01/35       4,715          4,715,000
--------------------------------------------------------------------------------------------------------
  Gainesville (City of); Series 2007 A, VRD
     Utilities System RB(a)                            0.83%     10/01/36      28,155         28,155,000
--------------------------------------------------------------------------------------------------------
  Highlands (County of) Health Facilities
     Authority (Adventist Health System/Sunbelt
     Obligated Group);
     Series 2003 A, VRD Hospital RB (LOC-SunTrust
     Bank)(a)(d)                                       0.73%     11/15/32       6,350          6,350,000
--------------------------------------------------------------------------------------------------------
     Series 2003 B, VRD Hospital RB (LOC-SunTrust
     Bank)(a)(d)                                       0.65%     11/15/12       2,850          2,850,000
--------------------------------------------------------------------------------------------------------
     Series 2004 A, VRD Hospital RB (LOC-SunTrust
     Bank)(a)(d)                                       0.62%     11/15/34       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
     Series 2005 F, VRD Hospital RB (LOC-SunTrust
     Bank)(a)(d)                                       0.62%     11/15/35       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
     Series 2006 B-2, Ref. VRD Hospital RB
     (LOC-SunTrust Bank)(a)(d)                         0.68%     11/15/30       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
     Series 2006 B-3, Ref. VRD Hospital RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     11/15/31       4,900          4,900,000
--------------------------------------------------------------------------------------------------------
  Jacksonville (City of) Health Facilities
     Authority (University of Florida Jacksonville
     Physicians, Inc.); Series 2002, VRD RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.70%     06/01/22       4,065          4,065,000
--------------------------------------------------------------------------------------------------------
  Jacksonville (City of) Housing Finance Authority
     (St. Augustine Apartments); Series 2006, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     07/15/33       3,830          3,830,000
--------------------------------------------------------------------------------------------------------
  JEA; Series 2004 A, VRD District Energy System
     RB (LOC-State Street Bank & Trust Co.)(a)(d)      0.63%     10/01/34       9,490          9,490,000
--------------------------------------------------------------------------------------------------------
  Marion (County of) Housing Finance Authority
     (Paddock Park Apartments); Series 2002, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     10/15/32       1,025          1,025,000
--------------------------------------------------------------------------------------------------------
  Miami-Dade (County of) Educational Facilities
     Authority (Carlos Albizu University); Series
     2000, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.70%     12/01/25       1,200          1,200,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Health Facilities Authority
     (Adventist Health System/Sunbelt Inc.);
     Series 1992, VRD RB (LOC-SunTrust Bank)(a)(d)     0.73%     11/15/14       1,405          1,405,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Health Facilities Authority
     (Orlando Regional Healthcare System); Series
     2008 F, VRD Hospital RB (LOC-SunTrust
     Bank)(a)(d)                                       0.75%     10/01/26       5,800          5,800,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Health Facilities Authority
     (Presbyterian Retirement Communities); Series
     2006 A, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.68%     11/01/28       7,600          7,600,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Housing Finance Authority
     (Palm Key Apartments); Series 1997 C, Ref.
     VRD MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(a)                                         0.62%     07/01/32       7,525          7,525,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Christian Prison Ministry, Inc.);
     Series 2005, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(d)                                  0.68%     11/01/30       5,310          5,310,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Independent Blood and Tissue
     Services of Florida, Inc.); Series 2002, VRD
     RB (LOC-SunTrust Bank)(a)(d)                      0.62%     10/01/27       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Palm Beach (County of) (Pine Crest Preparatory
     School, Inc.);
     Series 2008, Ref. VRD RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.65%     06/01/37      10,000         10,000,000
--------------------------------------------------------------------------------------------------------
     Series 2008, Ref. VRD RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.65%     06/01/38      15,000         15,000,000
--------------------------------------------------------------------------------------------------------
  Palm Beach (County of) Health Facilities
     Authority (Jupiter Medical Center, Inc.);
     Series 1999 B, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(c)(d)                                    0.68%     08/01/20       2,430          2,430,000
--------------------------------------------------------------------------------------------------------
  Palm Beach (County of) Housing Finance Authority
     (Emerald Bay Club Apartments); Series 2004,
     Ref. VRD MFH RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.60%     06/01/30       4,500          4,500,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

  Pinellas (County of) Health Facilities Authority
     (Mease Manor, Inc.); Series 1995 A, VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.68%     11/01/15     $ 3,415     $    3,415,000
--------------------------------------------------------------------------------------------------------
  Pinellas (County of) Industrial Development
     Authority (Neighborly Care Network, Inc.);
     Series 2008, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(d)                                  0.68%     08/01/28       2,900          2,900,000
--------------------------------------------------------------------------------------------------------
  St. Johns (County of) Industrial Development
     Authority (Flagler Hospital, Inc.); Series
     1996 A, VRD Hospital RB (LOC-SunTrust
     Bank)(a)(d)                                       0.62%     12/15/26       9,700          9,700,000
--------------------------------------------------------------------------------------------------------
  St. Petersburg (City of) Health Facilities
     Authority (Presbyterian Retirement
     Communities); Series 2009, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.68%     11/01/39       3,400          3,400,000
--------------------------------------------------------------------------------------------------------
  Tampa (City of) (Academy of the Holy Names of
     Florida, Inc.); Series 2001, VRD Educational
     Facilities RB (LOC-SunTrust Bank)(a)(d)           0.62%     03/01/22       1,975          1,975,000
--------------------------------------------------------------------------------------------------------
  Tampa (City of) (CHF-Tampa, LLC for The
     University of Tampa); Series 2005 A, VRD RB
     (LOC-Royal Bank of Canada)(a)(d)(e)               0.60%     10/01/37       2,345          2,345,000
--------------------------------------------------------------------------------------------------------
  Tampa (City of) (Tampa Preparatory School,
     Inc.); Series 2000, VRD RB (LOC-SunTrust
     Bank)(a)(d)                                       0.62%     11/01/25       5,160          5,160,000
--------------------------------------------------------------------------------------------------------
  Volusia (County of) Housing Finance Authority
     (The Anatole Apartments); Series 2002, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     10/15/32       1,400          1,400,000
--------------------------------------------------------------------------------------------------------
  West Orange Healthcare District; Series 1999 B,
     VRD RB (LOC-SunTrust Bank)(a)(d)                  0.74%     02/01/22      12,200         12,200,000
========================================================================================================
                                                                                             239,780,000
========================================================================================================


GEORGIA-4.48%

  Atlanta (City of); Series 1999 A, Water &
     Wastewater RB(f)(g)(h)                            5.00%     05/01/09       1,000          1,014,699
--------------------------------------------------------------------------------------------------------
  Augusta (City of) Housing Authority (Westbury
     Creek Apartments); Series 2003 A, Ref. VRD
     MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     05/15/33       1,895          1,895,000
--------------------------------------------------------------------------------------------------------
  Bibb (County of) Development Authority (First
     Presbyterian Day School, Inc.); Series 1999,
     VRD RB (LOC-SunTrust Bank)(a)(d)                  0.62%     05/01/19       5,045          5,045,000
--------------------------------------------------------------------------------------------------------
  Cobb (County of) Development Authority
     (Institute of Nuclear Power Operations);
     Series 1998, VRD RB (LOC-SunTrust
     Bank)(a)(c)(d)                                    0.62%     02/01/13       1,100          1,100,000
--------------------------------------------------------------------------------------------------------
  Cobb (County of) Development Authority (YMCA of
     Cobb County, Georgia, Inc.); Series 1998, VRD
     RB (LOC-SunTrust Bank)(a)(c)(d)                   0.68%     06/01/19       5,200          5,200,000
--------------------------------------------------------------------------------------------------------
  Cobb (County of) Hospital Authority (Equipment
     Pool); Series 2006, VRD RAC (LOC-SunTrust
     Bank)(a)(d)                                       0.67%     04/01/36       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Cobb (County of) Housing Authority (Post
     Apartment Homes, L.P.); Series 1995, VRD MFH
     RB (CEP-Federal National Mortgage
     Association)(a)                                   0.67%     06/01/25       1,025          1,025,000
--------------------------------------------------------------------------------------------------------
  DeKalb (County of) Development Authority (A.G.
     Rhodes Home at Wesley Woods, Inc.); Series
     1996, VRD IDR (LOC-SunTrust Bank)(a)(c)(d)        0.87%     03/01/21       1,055          1,055,000
--------------------------------------------------------------------------------------------------------
  DeKalb (County of) Development Authority
     (Catholic School Properties, Inc.); Series
     1999, VRD Educational Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(c)(d)             0.68%     04/01/24       2,275          2,275,000
--------------------------------------------------------------------------------------------------------
  DeKalb (County of) Housing Authority (Clairmont
     Crest); Series 1995, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.58%     06/15/25       4,740          4,740,000
--------------------------------------------------------------------------------------------------------
  DeKalb Private Hospital Authority (Egleston
     Childrens Health Care System); Series 1995 A,
     VRD RAC (LOC-SunTrust Bank)(a)(d)                 0.62%     12/01/17       1,500          1,500,000
--------------------------------------------------------------------------------------------------------
  DeKalb, Newton, & Gwinett (Counties of) Joint
     Development Authority (GGC Real Estate
     Parking I, LLC); Series 2007, VRD Increment
     Draw RB (LOC-Wells Fargo Bank, N.A.)(a)(d)        0.63%     06/01/32       5,385          5,385,000
--------------------------------------------------------------------------------------------------------
  Fayette (County of) Development Authority
     (Catholic Education of North Georgia, Inc.);
     Series 2002, VRD Educational Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.68%     04/01/28       2,760          2,760,000
--------------------------------------------------------------------------------------------------------
  Forsyth (County of) Development Authority
     (Pinecrest Academy Inc.); Series 2000, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     09/01/25       9,390          9,390,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Bridgeway Foundation for Education, Inc.);
     Series 2000, VRD Educational Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.68%     06/01/15       1,780          1,780,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (King's
     Ridge Christian School); Series 2006, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     05/01/26       7,000          7,000,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

  Fulton (County of) Development Authority (Mount
     Vernon Presbyterian School, Inc.); Series
     2005, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.68%     08/01/35     $ 4,300     $    4,300,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Shepherd Center, Inc.); Series 2005, VRD RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     09/01/35       1,100          1,100,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Southside Medical Center, Inc.); Series
     2002, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.68%     06/01/17       4,005          4,005,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (The
     Atlanta Academy, Inc.); Series 2008, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     04/01/33       4,700          4,700,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Trinity School, Inc.); Series 2000, VRD RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     06/01/25       2,000          2,000,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Woodward Academy, Inc.); Series 2008, VRD RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     12/01/33       1,150          1,150,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (YMCA
     of Metropolitan Atlanta, Inc.); Series 1995,
     VRD RB (LOC-SunTrust Bank)(a)(d)                  0.68%     06/01/20       3,890          3,890,000
--------------------------------------------------------------------------------------------------------
  Glynn (County of) School District; Series 2007,
     Unlimited Sales Tax GO                            5.00%     11/01/09       1,945          2,003,525
--------------------------------------------------------------------------------------------------------
  Gwinnett (County of) Development Authority
     (Greater Atlanta Christian Schools, Inc.);
     Series 2002, VRD RB (LOC-SunTrust Bank)(a)(d)     0.62%     05/01/22       2,750          2,750,000
--------------------------------------------------------------------------------------------------------
  Gwinnett (County of) Housing Authority (The
     Greens Apartments); Series 1995, Ref. VRD MFH
     RB (CEP-Federal National Mortgage
     Association)(a)                                   0.67%     06/15/25       3,600          3,600,000
--------------------------------------------------------------------------------------------------------
  Oconee (County of) Industrial Development
     Authority (Athens Academy, Inc.); Series
     2003, VRD RB (LOC-SunTrust Bank)(a)(d)            0.62%     05/01/23       1,080          1,080,000
--------------------------------------------------------------------------------------------------------
  Richmond (County of) Hospital Authority
     (University Health Services, Inc.); Series
     2008, VRD RAC (LOC-SunTrust Bank)(a)(d)           0.62%     01/01/36      16,000         16,000,000
--------------------------------------------------------------------------------------------------------
  Roswell (City of) Housing Authority (Chambrel at
     Roswell); Series 2002, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.65%     11/15/32       3,920          3,920,000
--------------------------------------------------------------------------------------------------------
  Savannah (City of) Economic Development
     Authority (The Savannah Country Day School,
     Inc.); Series 2007, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.68%     05/01/32       5,400          5,400,000
--------------------------------------------------------------------------------------------------------
  Smyrna (City of) Hospital Authority (Ridgeview
     Institute Inc.); Series 2002, VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.68%     11/01/27       1,660          1,660,000
--------------------------------------------------------------------------------------------------------
  Smyrna (City of) Housing Authority (F&M
     Villages); Series 1997, VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.67%     06/01/25         950            950,000
--------------------------------------------------------------------------------------------------------
  Smyrna (City of) Housing Authority (The Gardens
     of Post Village); Series 1996, VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.67%     06/01/25       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  Thomasville (City of) Hospital Authority (John
     D. Archbold Memorial Hospital, Inc.); Series
     2003, VRD RAC (LOC-SunTrust Bank)(a)(d)           0.62%     11/01/23       1,030          1,030,000
========================================================================================================
                                                                                             118,203,224
========================================================================================================


IDAHO-1.30%

  Custer (County of) (Standard Oil Co.); Series
     1983, PCR(e)                                      3.00%     10/01/09      20,500         20,500,000
--------------------------------------------------------------------------------------------------------
  Idaho (State of) Housing & Finance Association
     (Hidden Springs Charter School, Inc.); Series
     2007, VRD Nonprofit Facilities RB (LOC-Bank
     of America, N.A.)(a)(d)                           0.65%     03/01/37       3,730          3,730,000
--------------------------------------------------------------------------------------------------------
  Idaho (State of); Series 2008, Unlimited Tax TAN
     GO                                                3.00%     06/30/09      10,000         10,041,685
========================================================================================================
                                                                                              34,271,685
========================================================================================================


ILLINOIS-8.84%

  Aurora (City of) Kane, DuPage, Will & Kendall
     (Counties of) (Aurora University); Series
     2004, VRD Economic Development RB (LOC-Harris
     N.A.)(a)(d)                                       0.62%     03/01/35       7,450          7,450,000
--------------------------------------------------------------------------------------------------------
  Channahon (Village of) (Morris Hospital); Series
     2003 D, VRD RB (LOC-U.S. Bank, N.A.)(a)(d)        0.57%     12/01/32       2,775          2,775,000
--------------------------------------------------------------------------------------------------------
  Chicago (City of); Series 2008 C-1, Ref. VRD
     Second Lien Wastewater Transmission RB
     (LOC-Harris N.A.)(a)(d)                           0.65%     01/01/39       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Regional Transportation
     Authority); Series 2000-1303 A, VRD
     COP(a)(b)(c)                                      1.07%     07/01/23      16,000         16,000,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

  Elgin (City of) (Judson College); Series 2006,
     VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)      0.63%     06/01/36     $ 2,945     $    2,945,000
--------------------------------------------------------------------------------------------------------
  Glendale Heights (Village of) (Glendale Lakes);
     Series 2000, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                      0.66%     03/01/30      14,845         14,845,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Institute of Gas Technology);
     Series 1999, VRD IDR (LOC-Harris N.A.)(a)(d)      0.62%     09/01/24       1,700          1,700,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Little City Foundation); Series
     1994, VRD Special Facility RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.71%     02/01/19       4,290          4,290,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Providence-St. Mel School); Series
     2002, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.63%     06/01/37       2,525          2,525,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Radiological Society of North
     America, Inc.); Series 1997, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(c)(d)          0.63%     06/01/17         810            810,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (St. Ignatius College Prep.);
     Series 2002, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.71%     06/01/32       1,500          1,500,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Uhlich Children's Home); Series
     2002, VRD IDR (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.63%     10/01/33       1,525          1,525,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Village of Oak Park Residence
     Corp.); Series 2001, VRD RB (LOC-Bank of
     America, N.A.)(a)(c)(d)                           0.65%     07/01/41       3,500          3,500,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (West Central Illinois Educational
     Telecommunications Corp.); Series 2002, VRD
     RB (LOC-Bank of America, N.A.)(a)(d)              0.69%     09/01/32       3,460          3,460,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Museum of Science & Industry);
     Series 1992, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.63%     10/01/26      14,600         14,600,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Saint Xavier University); Series
     2002 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.65%     10/01/32       3,770          3,770,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Advocate
     Health Care Network);
     Series 2008 A-1, VRD RB(a)                        0.65%     11/01/30       9,465          9,465,000
--------------------------------------------------------------------------------------------------------
     Series 2008 A-2, VRD RB(a)                        0.75%     11/01/30      15,735         15,735,000
--------------------------------------------------------------------------------------------------------
     Series 2008 A-3, VRD RB(a)                        1.90%     11/01/30       5,685          5,685,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Beloit
     Memorial Hospital, Inc.); Series 2006 A, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)          0.68%     04/01/36       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Dominican
     University); Series 2006, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.63%     03/01/36       1,200          1,200,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Jewish
     Charities Revenue Anticipation Note Program);
     Series 2008-2009 A, VRD RN (LOC-Harris
     N.A.)(a)(c)(d)                                    0.62%     06/30/09       9,430          9,430,000
--------------------------------------------------------------------------------------------------------
     Series 2008-2009 B, VRD RN (LOC-Harris
     N.A.)(a)(c)(d)                                    0.62%     06/30/09       8,265          8,265,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Joan W. &
     Irving B. Harris Theater for Music and
     Dance); Series 2005, VRD RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.71%     03/01/40       2,800          2,800,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Latin
     School of Chicago); Series 2005 A, Ref. VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)          0.63%     08/01/28       3,335          3,335,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Loyola
     University of Chicago Financing Program);
     Series 2008, Commercial Paper RN
     (LOC-JPMorgan Chase Bank, N.A.)(d)                1.50%     05/05/09      18,000         18,000,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (Northwestern University); Series 2008 B, VRD
     RB(a)                                             0.60%     12/01/46      15,000         15,000,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (Sedgebrook, Inc. Facility); Series 2007 B,
     VRD RB (LOC-Lloyds TSB Bank PLC)(a)(d)(e)         0.57%     11/01/42      12,850         12,850,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (The Cradle Society); Series 1998, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.63%     04/01/33       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Memorial Medical Center); Series 1985 C, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)          0.65%     01/01/16       4,530          4,530,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Peace Memorial Ministries); Series 2003 B,
     VRD RB (LOC-Bank of America, N.A.)(a)(d)          0.67%     08/15/33       9,155          9,155,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

  Illinois (State of) Health Facilities Authority
     (Revolving Fund Pooled Financing Program);
     Series 1985 D, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(d)                                 0.63%     08/01/15     $ 4,050     $    4,050,000
--------------------------------------------------------------------------------------------------------
  Naperville (City of) (DuPage Children's Museum);
     Series 2000, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.63%     06/01/30       4,400          4,400,000
--------------------------------------------------------------------------------------------------------
  Rochelle (City of) (Rochelle Community
     Hospital); Series 2004, VRD Hospital Facility
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)          0.63%     08/01/34       2,930          2,930,000
--------------------------------------------------------------------------------------------------------
  University of Illinois Board of Trustees (UIC
     South Campus Development); Series 2008, Ref.
     VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)      0.63%     01/15/22       9,500          9,500,000
--------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Chicago (City of)); Series
     2004 B-24, Ref. VRD Unlimited Tax GO(a)(b)(c)     1.15%     01/01/25      10,185         10,185,000
========================================================================================================
                                                                                             233,210,000
========================================================================================================


INDIANA-1.96%

  Fort Wayne (City of) (University of Saint
     Francis); Series 2008, VRD Economic
     Development RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.61%     08/01/28       1,800          1,800,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Indianapolis Museum of Art, Inc.); Series
     2004, VRD Educational Facilities RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.63%     02/01/39       6,400          6,400,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Educational Facilities
     Authority (Marian College); Series 2003, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)          0.63%     04/01/24       3,655          3,655,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Educational Facilities
     Authority (Wabash College); Series 2003, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)          0.66%     12/01/23       3,850          3,850,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Finance Authority (Floyd
     Memorial Hospital and Health Services);
     Series 2008, Ref. VRD RB (LOC-Branch Banking
     & Trust Co.)(a)(d)                                0.65%     03/01/36       4,700          4,700,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Clark Memorial Hospital); Series
     2004 A, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.63%     04/01/24       6,400          6,400,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Community Hospitals);
     Series 1997 A, VRD Hospital RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(d)                           0.63%     07/01/27       6,000          6,000,000
--------------------------------------------------------------------------------------------------------
     Series 2000 A, VRD Hospital RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.65%     07/01/28       2,300          2,300,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Sisters of St. Francis Health
     Services, Inc.); Series 1999 A, Hospital
     RB(f)(g)(h)                                       5.15%     05/01/09       4,500          4,567,648
--------------------------------------------------------------------------------------------------------
  Indianapolis (City of) Local Public Improvement
     Bond Bank; Series 2009 C, RN                      0.78%     01/15/10       6,050          6,050,000
--------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Indiana University (Trustees
     of)); Series 2008-2494, VRD Consolidated
     RB(a)(b)(c)                                       0.60%     12/15/15       1,490          1,490,000
--------------------------------------------------------------------------------------------------------
  Purdue University (Trustees of) (Purdue
     University Student Facilities System); Series
     2003 A, RB                                        5.25%     07/01/09       4,360          4,412,042
========================================================================================================
                                                                                              51,624,690
========================================================================================================


IOWA-0.33%

  Iowa (State of) Finance Authority (Cedarwood
     Hills Apartments); Series 2001 A, VRD MFH RB
     (CEP-Federal Home Loan Mortgage Corp.)(a)         0.62%     05/01/31       2,000          2,000,000
--------------------------------------------------------------------------------------------------------
  Iowa (State of) Finance Authority (Morningside
     College); Series 2002, VRD Private College
     Facility RB (LOC-U.S. Bank, N.A.)(a)(d)           0.67%     10/01/32       1,225          1,225,000
--------------------------------------------------------------------------------------------------------
  Iowa (State of) Higher Education Loan Authority
     (Luther College); Series 2008, VRD Private
     Facility RB (LOC-Harris N.A.)(a)(d)               0.57%     12/01/38       5,500          5,500,000
========================================================================================================
                                                                                               8,725,000
========================================================================================================


KANSAS-0.28%

  Olathe (City of) (YMCA of Greater Kansas City);
     Series 2002 B, VRD Recreational Facilities RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.70%     11/01/18       2,235          2,235,000
--------------------------------------------------------------------------------------------------------
  Shawnee (City of) (Shawnee Village Associates);
     Series 1984, VRD IDR (LOC-JPMorgan Chase
     Bank, N.A.)(a)(d)                                 0.68%     12/01/09       5,045          5,045,000
========================================================================================================
                                                                                               7,280,000
========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
KENTUCKY-1.53%

  Kentucky (State of) Economic Development Finance
     Authority (Baptist Healthcare System, Inc.
     Obligated Group); Series 2009 B-4, VRD
     Hospital RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.62%     08/15/38     $ 9,000     $    9,000,000
--------------------------------------------------------------------------------------------------------
  Kentucky (State of) Rural Water Finance Corp.;
     Series 2009 B-1, Public Construction RN           2.00%     03/01/10       8,500          8,567,699
--------------------------------------------------------------------------------------------------------
  Morehead (City of) (Kentucky League of Cities
     Funding Trust); Series 2004 A, VRD Lease
     Program RB (LOC-U.S. Bank, N.A.)(a)(d)            0.60%     06/01/34       1,102          1,101,500
--------------------------------------------------------------------------------------------------------
  Newport (City of) (Kentucky League of Cities
     Funding Trust); Series 2002, VRD Lease
     Program RB (LOC-U.S. Bank, N.A.)(a)(d)            0.60%     04/01/32      12,670         12,670,000
--------------------------------------------------------------------------------------------------------
  Williamstown (City of) (Kentucky League of
     Cities Funding Trust);
     Series 2008 A, VRD Lease Program RB (LOC-U.S.
     Bank, N.A.)(a)(d)                                 0.60%     07/01/38       3,900          3,900,000
--------------------------------------------------------------------------------------------------------
     Series 2008 B, VRD Lease Program RB (LOC-U.S.
     Bank, N.A.)(a)(d)                                 0.60%     12/01/38       5,000          5,000,000
========================================================================================================
                                                                                              40,239,199
========================================================================================================


LOUISIANA-0.75%

  Denham Springs (City of) Economic Development
     District (Bass Pro Shops); Series 2007 A, VRD
     Sales Tax Increment RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(d)                                 0.67%     01/01/37       5,060          5,060,000
--------------------------------------------------------------------------------------------------------
  Louisiana (State of) Local Government
     Environmental Facilities and Community
     Development Authority (Trinity Episcopal
     School); Series 2003, VRD RB (LOC-SunTrust
     Bank)(a)(d)                                       0.72%     04/01/18       1,770          1,770,000
--------------------------------------------------------------------------------------------------------
  St. James (Parish of) (NuStar Logistics, L.P.);
     Series 2008, VRD RB (LOC-SunTrust
     Bank)(a)(c)(d)                                    0.62%     06/01/38      13,000         13,000,000
========================================================================================================
                                                                                              19,830,000
========================================================================================================


MARYLAND-3.59%

  Baltimore (County of) (Blue Circle Inc.); Series
     1992, Ref. VRD Economic Development RB
     (LOC-BNP Paribas)(a)(d)(e)                        0.63%     12/01/17       3,955          3,955,000
--------------------------------------------------------------------------------------------------------
  Baltimore (County of) (Consolidated Public
     Improvement); Series 2008, Commercial Paper
     BAN                                               0.35%     03/04/09      20,000         20,000,000
--------------------------------------------------------------------------------------------------------
  Baltimore (County of) (Metropolitan District);
     Series 2008, Commercial Paper BAN                 0.55%     04/02/09      19,400         19,400,000
--------------------------------------------------------------------------------------------------------
  Frederick (County of) (Buckingham's Choice Inc.
     Facility); Series 1997 C, VRD Retirement
     Community RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.65%     01/01/27       6,000          6,000,000
--------------------------------------------------------------------------------------------------------
  Howard (County of) (Norbel School Inc.); Series
     2001, VRD Economic Development RB (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.68%     02/01/28       4,785          4,785,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (eMerge, Inc.); Series 2006 A, Ref. VRD RB
     (LOC-PNC Bank)(a)(d)                              0.60%     04/01/22       1,240          1,240,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Archdiocese of
     Baltimore Schools); Series 2007, VRD RB
     (LOC-PNC Bank, N.A.)(a)(d)                        0.60%     07/01/37       1,840          1,840,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Loyola College in
     Maryland, Inc.); Series 2007, VRD RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     12/01/23       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Odenton Christian
     School); Series 2008, VRD RB (LOC-PNC Bank,
     N.A.)(a)(d)                                       0.57%     07/01/33       3,590          3,590,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Pickersgill, Inc.);
     Series 2005 B, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(d)                                  0.57%     01/01/35       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Sheppard Pratt Health
     System, Inc.); Series 2003 B, VRD RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     07/01/28       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (The Barnesville School,
     Inc.); Series 1999, VRD RB (LOC-SunTrust
     Bank)(a)(d)                                       0.82%     09/01/24       1,965          1,965,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Industrial Development
     Financing Authority (Baltimore International
     College Facility); Series 2005, VRD Economic
     Development RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.68%     11/01/30       4,600          4,600,000
--------------------------------------------------------------------------------------------------------
  Montgomery (County of) (Sidwell Friends School
     Issuer); Series 2007, VRD RB (LOC-SunTrust
     Bank)(a)(d)                                       0.62%     04/01/37      12,900         12,900,000
========================================================================================================
                                                                                              94,775,000
========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
MASSACHUSETTS-3.22%

  Boston (City of) Water & Sewer Commission;
     Series 2006 A, Commercial Paper BAN (LOC-Bank
     of America, N.A.)(d)                              0.60%     07/07/09     $ 5,000     $    5,000,000
--------------------------------------------------------------------------------------------------------
  Concord (Town of); Series 2009, Unlimited Tax GO
     BAN                                               1.00%     01/28/10      12,500         12,554,433
--------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Massachusetts (State of)
     Development Finance Agency); Series 2007-0093
     A, VRD COP RB(a)(b)(c)                            0.62%     10/01/35       8,900          8,900,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (Commonwealth of); Series 2008 C,
     Limited Tax GO RAN                                4.00%     05/29/09      18,000         18,077,912
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (Abby Kelley Foster Charter Public
     School); Series 2008, VRD RB (LOC-TD Bank,
     N.A.)(a)(d)                                       0.58%     09/01/38       4,900          4,900,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (Brandon Residential Treatment Center,
     Inc.); Series 2003, VRD RB (LOC-TD Bank,
     N.A.)(a)(d)                                       0.58%     04/01/28       5,895          5,895,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (MassDevelopment CP Program 5 Issue);
     Series 2007, Commercial Paper RN (LOC-TD
     Bank, N.A.)(d)                                    1.00%     04/01/09      18,198         18,198,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Community Health Center
     Capital Fund); Series 1995 A, VRD RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.58%     03/01/15       1,300          1,300,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Harrington Memorial
     Hospital, Inc.); Series 2008 A, VRD RB
     (LOC-TD Bank, N.A.)(a)(d)                         0.62%     07/01/38       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Partners Healthcare
     System); Series 2008 H-1, Commercial Paper RB     0.90%     04/06/09       5,000          5,000,000
========================================================================================================
                                                                                              84,825,345
========================================================================================================


MICHIGAN-2.73%

  Boyne (City of) Public Schools; Series 1999,
     Unlimited Tax GO(f)(g)(h)                         5.75%     05/01/09       1,935          1,946,877
--------------------------------------------------------------------------------------------------------
  Michigan (State of) Hospital Finance Authority
     (Oaklawn Hospital); Series 2006, Ref. VRD RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.71%     11/01/37      35,925         35,925,000
--------------------------------------------------------------------------------------------------------
  Michigan (State of) Housing Development
     Authority (Courtyards of Taylor Apartments);
     Series 2002 A, VRD Limited Obligation MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.65%     08/15/32       1,615          1,615,000
--------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (Evangelical
     Homes of Michigan); Series 2008, VRD Limited
     Obligation RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.61%     05/01/37       9,800          9,800,000
--------------------------------------------------------------------------------------------------------
  Saline (City of) Economic Development Corp.
     (Evangelical Homes of Michigan-Brecon
     Village); Series 1997, VRD Limited Obligation
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)          0.63%     11/01/25       8,400          8,400,000
--------------------------------------------------------------------------------------------------------
  Southfield (City of) Economic Development Corp.
     (Lawrence Technological University);
     Series 2000, VRD Limited Obligation RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.63%     02/01/35       2,905          2,905,000
--------------------------------------------------------------------------------------------------------
     Series 2001, VRD Limited Obligation RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.63%     10/01/31       5,505          5,505,000
--------------------------------------------------------------------------------------------------------
  University of Michigan of Regents; Series 2008
     H, Commercial Paper Notes                         0.30%     04/07/09       6,000          6,000,000
========================================================================================================
                                                                                              72,096,877
========================================================================================================


MINNESOTA-1.22%

  JPMorgan PUTTERs (Minnesota (State of) Public
     Facilities Authority); Series 2002-319, VRD
     Drinking Water RB(a)(b)(c)                        0.60%     03/01/21      13,555         13,555,000
--------------------------------------------------------------------------------------------------------
  Mankato (City of) (Highland Hills of Mankato);
     Series 1997, Ref. VRD MFH RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.65%     05/01/27       1,100          1,100,000
--------------------------------------------------------------------------------------------------------
  Minnesota (State of) Higher Education Facilities
     Authority (Macalester College); Series 2003
     Five-Q, VRD RB(a)                                 0.60%     03/01/33       3,850          3,850,000
--------------------------------------------------------------------------------------------------------
  Minnesota (State of) Higher Education Facilities
     Authority (University of St. Thomas); Series
     2004 Five-Z, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.55%     10/01/29       7,200          7,200,000
--------------------------------------------------------------------------------------------------------
  Minnesota (State of) Rural Water Finance
     Authority; Series 2008, Public Construction
     RN                                                2.75%     06/01/09       6,500          6,511,261
========================================================================================================
                                                                                              32,216,261
========================================================================================================


MISSISSIPPI-2.10%

  Flowood (City of) (Reflection Pointe
     Apartments); Series 2001, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     05/15/31       5,780          5,780,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
MISSISSIPPI-(CONTINUED)

  Jackson (County of); Series 1994, Ref. VRD Water
     System Unlimited Tax GO (CEP-Chevron
     Corp.)(a)                                         0.60%     11/01/24     $11,000     $   11,000,000
--------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Chevron U.S.A. Inc.);
     Series 2007 B, VRD Gulf Opportunity Zone
     IDR(a)                                            0.70%     12/01/30      22,000         22,000,000
--------------------------------------------------------------------------------------------------------
     Series 2007 C, VRD Gulf Opportunity Zone
     IDR(a)                                            0.65%     12/01/30      16,500         16,500,000
========================================================================================================
                                                                                              55,280,000
========================================================================================================


MISSOURI-4.29%

  Hannibal (City of) Industrial Development
     Authority (Hannibal Regional Hospital);
     Series 2007, VRD Health Facilities RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.69%     08/01/27       8,000          8,000,000
--------------------------------------------------------------------------------------------------------
  Independence (City of) Industrial Development
     Authority (The Groves and Graceland College
     Nursing Arts Center); Series 1997 A, VRD IDR
     (LOC-Bank of America, N.A.)(a)(d)                 0.65%     11/01/27      12,340         12,340,000
--------------------------------------------------------------------------------------------------------
  Kansas City (City of) Industrial Development
     Authority (Bethesda Living Centers); Series
     2001 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.57%     08/01/31       8,750          8,750,000
--------------------------------------------------------------------------------------------------------
  Kansas City (City of) Industrial Development
     Authority (Gatehouse Apartments); Series
     2001, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.62%     11/15/26       1,650          1,650,000
--------------------------------------------------------------------------------------------------------
  Missouri (State of) Development Finance Board
     (Center of Creative Arts Project); Series
     2004, VRD Cultural Facilities RB (LOC-PNC
     Bank, N.A.)(a)(d)                                 0.60%     07/01/24       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Academie Lafayette);
     Series 2003, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.70%     02/01/28       1,340          1,340,000
--------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Lutheran Church
     Extension Fund- Missouri Synod Loan Program);
     Series 2004 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.75%     07/01/29       7,945          7,945,000
--------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Southwest Baptist
     University); Series 2003, VRD RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.65%     10/01/33       2,700          2,700,000
--------------------------------------------------------------------------------------------------------
  North Kansas City (City of) (North Kansas City
     Hospital); Series 2008, VRD Hospital RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.65%     11/01/33      27,810         27,810,000
--------------------------------------------------------------------------------------------------------
  Springfield (City of) Industrial Development
     Authority (Pebblecreek Apartments); Series
     1994, Ref. VRD MFH RB (CEP-Federal Home Loan
     Bank of Des Moines)(a)                            0.68%     12/01/19       3,520          3,520,000
--------------------------------------------------------------------------------------------------------
  St. Charles (County of) Industrial Development
     Authority (Sun River Village Apartments);
     Series 1985, VRD IDR (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.66%     12/01/27      12,500         12,500,000
--------------------------------------------------------------------------------------------------------
  St. Charles (County of) Industrial Development
     Authority (Westchester Village Apartments);
     Series 2006, Ref. VRD MFH RB (CEP-Federal
     National Mortgage Association)(a)                 0.66%     04/15/27       5,600          5,600,000
--------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Schnuck Markets, Inc. Kirkwood);
     Series 1985, VRD IDR (LOC-U.S. Bank,
     N.A.)(a)(c)(d)                                    0.77%     12/01/15       3,950          3,950,000
--------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Sugar Pines Apartments); Series
     2006, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.66%     04/15/27       9,170          9,170,000
--------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Westport Station Apartments);
     Series 2006, Ref. VRD MFH RB (CEP-Federal
     National Mortgage Association)(a)                 0.66%     04/15/27       4,970          4,970,000
--------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Whitfield School Inc.); Series
     2004 B, Ref. VRD Educational Facilities RB
     (LOC-U.S. Bank, N.A.)(a)(d)                       0.70%     06/15/24       1,920          1,920,000
========================================================================================================
                                                                                             113,165,000
========================================================================================================


MONTANA-0.35%

  Forsyth (City of) (Pacificorp); Series 1988,
     Ref. Customized Purchase PCR (LOC-BNP
     Paribas)(a)(d)(e)                                 0.75%     01/01/18       1,625          1,625,000
--------------------------------------------------------------------------------------------------------
  Helena (City of) (Carroll College); Series 2002,
     VRD Higher Education RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.55%     10/01/32       7,630          7,630,000
========================================================================================================
                                                                                               9,255,000
========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
NEBRASKA-0.49%

  Douglas (County of) Hospital Authority No. 2
     (Children's Hospital Obligated Group); Series
     2008 A, Ref. VRD Health Facilities RB
     (LOC-U.S. Bank, N.A.)(a)(d)                       0.65%     08/15/32     $ 5,000     $    5,000,000
--------------------------------------------------------------------------------------------------------
  Lancaster (County of) Hospital Authority No. 1
     (BryanLGH Medical Center); Series 2008 B-1,
     Ref. VRD RB (LOC-U.S. Bank, N.A.)(a)(d)           0.65%     06/01/31       7,895          7,895,000
========================================================================================================
                                                                                              12,895,000
========================================================================================================


NEVADA-0.86%

  Nevada (State of) Department of Business &
     Industry (Nevada Cancer Institute); Series
     2003, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.65%     12/01/33      22,550         22,550,000
========================================================================================================


NEW HAMPSHIRE-0.67%

  New Hampshire (State of) Business Finance
     Authority (Alice Peck Day Health Systems
     Obligated Group); Series 2007 A, VRD RB
     (LOC-TD Bank, N.A.)(a)(d)                         0.61%     10/01/36       9,350          9,350,000
--------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Moore Center); Series
     2007, VRD RB (LOC-TD Bank, N.A.)(a)(d)            0.60%     09/01/37       4,240          4,240,000
--------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Riverbend Community
     Mental Health, Inc.); Series 2008, VRD RB
     (LOC-TD Bank, N.A.)(a)(d)                         0.60%     07/01/38       4,100          4,100,000
========================================================================================================
                                                                                              17,690,000
========================================================================================================


NEW JERSEY-0.59%

  Reset Option Ctfs. Trust II-R (New Jersey (State
     of) Transportation Trust Fund Authority);
     Series 11282, VRD RB(a)(b)(c)                     0.72%     12/15/32      15,475         15,475,000
========================================================================================================


NEW MEXICO-0.22%

  New Mexico (State of) Finance Authority; Series
     2008 B-1, Ref. Sub Lien VRD RB (LOC-State
     Street Bank & Trust Co.)(a)(d)                    0.53%     12/15/26       3,800          3,800,000
--------------------------------------------------------------------------------------------------------
  New Mexico (State of); Series 2007, Unlimited
     Tax Capital Projects GO                           5.00%     03/01/09       2,010          2,010,109
========================================================================================================
                                                                                               5,810,109
========================================================================================================


NEW YORK-0.31%

  New York (State of) Thruway Authority (Highway &
     Bridge Trust Fund); Series 1999 B,
     RB(f)(g)(h)                                       5.00%     04/01/09       7,000          7,087,760
--------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (New York (City
     of) Trust for Cultural Resources); Series
     11557, VRD RB(a)(b)(c)                            0.74%     07/01/31       1,000          1,000,000
========================================================================================================
                                                                                               8,087,760
========================================================================================================


NORTH CAROLINA-5.19%

  Charlotte (City of) Housing Authority (Oak Park
     Apartments); Series 2005, VRD MFH RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.60%     09/01/35       7,625          7,625,000
--------------------------------------------------------------------------------------------------------
  Charlotte (City of) Housing Authority
     (Stonehaven East Apartments); Series 2005,
     VRD MFH RB (LOC-Wells Fargo Bank, N.A.)(a)(d)     0.60%     09/01/35       9,195          9,195,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Barton College); Series 2004,
     VRD Educational Facilities RB (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.68%     07/01/19       4,440          4,440,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Cannon School, Inc.); Series
     2002, VRD Educational Facilities RB
     (LOC-SunTrust Bank)(a)(d)                         0.61%     06/01/25       3,340          3,340,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Canterbury School); Series
     2002, VRD Educational Facilities RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     08/01/22       1,125          1,125,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Guilford College); Series
     2005 B, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.68%     09/01/35       6,900          6,900,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (High Point University);
     Series 2008, VRD Educational Facilities RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     05/01/30       4,500          4,500,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The Hill Center); Series
     2008, VRD Educational Facilities RB
     (LOC-SunTrust Bank)(a)(d)                         0.67%     07/01/28       5,000          5,000,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

  North Carolina (State of) Capital Facilities
     Finance Agency (The O'Neal School); Series
     2007, VRD Educational Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.68%     09/01/29     $ 2,500     $    2,500,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The Summit School, Inc.);
     Series 2008, VRD Educational Facilities RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     06/01/33       5,200          5,200,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Cardinal Gibbons High
     School); Series 1999, VRD RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.67%     08/01/14       3,580          3,580,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Elon College); Series 1997,
     VRD RB (LOC-Bank of America, N.A.)(a)(d)          0.65%     01/01/19       4,180          4,180,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Queens College); Series 1999
     A, VRD RB (LOC-Bank of America, N.A.)(a)(d)       0.65%     03/01/19       2,900          2,900,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Roman Catholic Diocese of
     Charlotte, North Carolina); Series 2000, VRD
     RB (LOC-Wells Fargo Bank, N.A.)(a)(d)             0.61%     06/01/17       4,995          4,995,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Housing Finance Agency
     (Appalachian Student Housing Corp.); Series
     2000 A-1, VRD Student Housing RB (LOC-Wells
     Fargo Bank, N.A.)(a)(d)                           0.68%     07/01/31       1,505          1,505,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Housing Finance Agency
     (The Masonic Home for Children at Oxford);
     Series 2002, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.68%     08/01/23       1,470          1,470,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Deerfield Episcopal Retirement
     Community); Series 2008 B, VRD Health Care
     Facilities First Mortgage RB (LOC-Branch
     Banking &Trust Co.)(a)(d)                         0.68%     11/01/14       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Lower Cape Fear Hospice, Inc.);
     Series 2007, VRD Health Care Facilities RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     11/01/27       2,000          2,000,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (North Carolina Baptist Hospital);
     Series 2009 B, Ref. VRD RB(a)                     0.60%     06/01/34       5,700          5,700,000
--------------------------------------------------------------------------------------------------------
     Series 2009 C, Ref. VRD RB(a)                     0.60%     06/01/34       5,700          5,700,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Person Memorial Hospital); Series
     2005, VRD Health Care Facilities RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     01/01/35      13,890         13,890,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (University Health Systems of
     Eastern Carolina); Series 2008 B-2, Ref. VRD
     Health Care Facilities RB (LOC-Branch Banking
     & Trust Co.)(a)(d)                                0.64%     12/01/36       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Westcare Health System Obligated
     Group); Series 2002 A, VRD Hospital RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     09/01/22       8,900          8,900,000
--------------------------------------------------------------------------------------------------------
  University of North Carolina at Chapel Hill
     Board of Governors;
     Series 2006 A, Commercial Paper Bonds             0.70%     03/06/09       4,500          4,500,000
--------------------------------------------------------------------------------------------------------
     Series 2006 A, Commercial Paper Bonds             0.75%     04/03/09      11,600         11,600,000
--------------------------------------------------------------------------------------------------------
  Wake (County of) Industrial Facilities &
     Pollution Control Finance Agency (Wake
     Enterprises, Inc.); Series 2009, VRD Capital
     Facilities RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.58%     02/01/34       3,500          3,500,000
--------------------------------------------------------------------------------------------------------
  Wake (County of); Series 2008, Unlimited Tax GO
     BAN                                               3.50%     10/15/09       2,500          2,527,639
========================================================================================================
                                                                                             136,772,639
========================================================================================================


NORTH DAKOTA-0.10%

  Fargo (City of) (Case Oil Co.); Series 1984, VRD
     Commercial Development RB (LOC-U.S. Bank
     N.A.)(a)(d)                                       0.77%     12/01/14       2,655          2,655,000
========================================================================================================


OHIO-3.72%

  Beavercreek (City of) City School District;
     Series 2009, School Improvement Unlimited Tax
     GO BAN                                            2.00%     08/18/09       8,350          8,402,757
--------------------------------------------------------------------------------------------------------
  Butler (County of) (CCAO Low Cost Capital Pooled
     Financing Program); Sr. Series 2005 A, VRD
     Capital Funding RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.60%     06/01/35       3,015          3,015,000
--------------------------------------------------------------------------------------------------------
  Cleveland (City of) Municipal School District;
     Series 2008, School Improvement Unlimited Tax
     GO BAN                                            2.50%     09/30/09      12,500         12,597,827
--------------------------------------------------------------------------------------------------------
  Columbus (City of) City School District; Series
     2009 A, School Facilities Construction &
     Improvement Unlimited Tax GO BAN                  2.00%     08/13/09       8,500          8,550,166
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

  Columbus (City of) Regional Airport Authority
     (OASBO Expanded Asset Pooled Financing
     Program);
     Sr. Series 2004 A, VRD Capital Funding RB
       (LOC-U.S. Bank, N.A.)(a)(d)                     0.60%     03/01/34     $ 5,360     $    5,360,000
--------------------------------------------------------------------------------------------------------
     Sr. Series 2005, VRD Capital Funding RB
       (LOC-U.S. Bank, N.A.)(a)(d)                     0.60%     07/01/35       6,320          6,320,000
--------------------------------------------------------------------------------------------------------
  Dublin (City of) City School District; Series
     2009, School Construction Unlimited Tax GO
     BAN                                               2.00%     10/15/09       2,700          2,722,710
--------------------------------------------------------------------------------------------------------
  Hamilton (County of) (Drake Center, Inc.);
     Series 1999 A, VRD Hospital Facilities RB
     (LOC-U.S. Bank, N.A.)(a)(d)                       0.60%     06/01/19       5,700          5,700,000
--------------------------------------------------------------------------------------------------------
  Lake (County of) (Lake Hospital System, Inc.);
     Series 2002, VRD Hospital Facilities RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.78%     12/01/32       8,930          8,930,000
--------------------------------------------------------------------------------------------------------
  Lorain (County of) (EMH Regional Medical
     Center); Series 2008, Ref. VRD Hospital
     Facilities RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.65%     11/01/21       4,900          4,900,000
--------------------------------------------------------------------------------------------------------
  Lorain (County of) Port Authority (St. Ignatius
     High School); Series 2008, VRD Educational
     Facilities RB (LOC-U.S. Bank, N.A.)(a)(d)         0.61%     08/02/38       2,250          2,250,000
--------------------------------------------------------------------------------------------------------
  Lucas (County of) (ProMedica Healthcare System);
     Series 2008 B, VRD Hospital RB (LOC-UBS
     AG)(a)(d)(e)                                      0.72%     11/15/40       1,955          1,955,000
--------------------------------------------------------------------------------------------------------
  Marion (County of) (Pooled Lease Program);
     Series 1990, VRD Hospital Improvement RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.68%     08/01/20       1,125          1,125,000
--------------------------------------------------------------------------------------------------------
  Montgomery (County of) (The Dayton Art
     Institute); Series 1996, VRD Economic
     Development RB (LOC-U.S. Bank, N.A.)(a)(d)        0.60%     05/01/26       4,300          4,300,000
--------------------------------------------------------------------------------------------------------
  Ohio (State of) (Goodwill Industries of the
     Miami Valley); Series 2003, VRD Economic
     Development RB (LOC-PNC Bank, N.A.)(a)(d)         0.60%     06/01/23       7,320          7,320,000
--------------------------------------------------------------------------------------------------------
  Richland (County of) (Wesleyan Senior Living
     Obligated Group); Series 2004 A, Ref. VRD
     Health Care Facilities RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(d)                                 0.60%     11/01/27      14,630         14,630,000
========================================================================================================
                                                                                              98,078,460
========================================================================================================


OKLAHOMA-1.05%

  Oklahoma (County of) Finance Authority (Oxford
     Oaks, Watersedge & Gardens at Reding
     Apartments); Series 2000, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.64%     07/15/30       8,650          8,650,000
--------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Development Finance
     Authority (Capitol Dome); Series 2001, VRD RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.77%     06/01/11       1,360          1,360,000
--------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Water Resources Board;
     Series 1994 A, VRD State Loan Program
     RB(a)(g)                                          1.65%     09/01/23      12,655         12,655,000
--------------------------------------------------------------------------------------------------------
     Series 1995, VRD State Loan Program RB(a)         1.65%     09/01/24       5,060          5,060,000
========================================================================================================
                                                                                              27,725,000
========================================================================================================


OREGON-0.77%

  Oregon (State of); Series 2008 A, Full Faith &
     Credit Unlimited Tax GO TAN                       3.00%     06/30/09      10,000         10,042,350
--------------------------------------------------------------------------------------------------------
  Portland (City of) (South Park Block); Series
     1988 A, Ref. VRD MFH RB (LOC-Harris
     N.A.)(a)(d)                                       0.65%     12/01/11      10,250         10,250,000
========================================================================================================
                                                                                              20,292,350
========================================================================================================


PENNSYLVANIA-6.24%

  Allegheny (County of) Hospital Development
     Authority (Central Blood Bank); Series 1992,
     VRD Health Facilities RB (LOC-PNC Bank,
     N.A.)(a)(d)                                       0.60%     12/01/10       1,225          1,225,000
--------------------------------------------------------------------------------------------------------
  Allegheny (County of) Hospital Development
     Authority (UPMC Senior Communities, Inc.);
     Series 2003, VRD RB (CEP-Federal National
     Mortgage Association)(a)                          0.62%     07/15/28       1,900          1,900,000
--------------------------------------------------------------------------------------------------------
  Benzinger (Township of) Hospital Authority (Elk
     Regional Health System); Series 2000, VRD RB
     (LOC-PNC Bank, N.A.)(a)(d)                        0.60%     12/01/30       1,040          1,040,000
--------------------------------------------------------------------------------------------------------
  Berks (County of) Industrial Development
     Authority (CHF-Kutztown, LLC Project
     Servicing Kutztown University of
     Pennsylvania); Series 2007 A, VRD Student
     Housing RB (LOC-Citibank N.A.)(a)(d)              0.60%     07/01/37      10,675         10,675,000
--------------------------------------------------------------------------------------------------------
  Butler (County of) Industrial Development
     Authority (Concordia Lutheran Ministries);
     Series 2004 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.57%     05/01/34       6,540          6,540,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

  Chester (County of) Industrial Development
     Authority (Archdiocese of Philadelphia);
     Series 2001, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.65%     07/01/31     $42,100     $   42,100,000
--------------------------------------------------------------------------------------------------------
  Erie (City of) Higher Education Building
     Authority (Gannon University); Series 1998 F,
     VRD University RB (LOC-PNC Bank, N.A.)(a)(d)      0.60%     07/01/13       1,800          1,800,000
--------------------------------------------------------------------------------------------------------
  Erie (County of) Hospital Authority (Hamot
     Health Foundation); Series 2008, VRD RB
     (LOC-PNC Bank, N.A.)(a)(d)                        0.55%     05/15/20       2,210          2,210,000
--------------------------------------------------------------------------------------------------------
  Haverford (Township of) School District; Series
     2009, Limited Tax GO (LOC-TD Bank,
     N.A.)(a)(d)                                       0.58%     03/01/30       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  Lebanon (County of) Health Facilities Authority
     (E.C.C. Retirement Village); Series 2000, VRD
     RB (LOC-PNC Bank, N.A.)(a)(d)                     0.65%     10/15/25       9,315          9,315,000
--------------------------------------------------------------------------------------------------------
  Lower Merion (Township of) School District
     (Capital Project Series);
     Series 2009 A, VRD Limited Tax GO (LOC-State
     Street Bank & Trust Co.)(a)(d)                    0.55%     04/01/27       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
     Series 2009 B, VRD Limited Tax GO (LOC-U.S.
     Bank, N.A.)(a)(d)                                 0.55%     04/01/27       4,000          4,000,000
--------------------------------------------------------------------------------------------------------
  Luzerne (County of) Industrial Development
     Authority (Methodist Homes for the Aging of
     the Wyoming Conference); Series 2003, VRD RB
     (LOC-Bank of New York)(a)(d)                      0.62%     02/01/29       2,700          2,700,000
--------------------------------------------------------------------------------------------------------
  Luzerne (County of) Industrial Development
     Authority; Series 2005, VRD Gtd. Lease RB
     (LOC-PNC Bank, N.A.)(a)(d)                        0.60%     11/01/26       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Luzerne (County of); Series 2004, VRD Unlimited
     Tax GO (LOC-PNC Bank, N.A.)(a)(d)                 0.60%     11/01/14       2,185          2,185,000
--------------------------------------------------------------------------------------------------------
  Montgomery (County of) Redevelopment Authority
     (Forge Gate Apartments); Series 2001 A, VRD
     MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     08/15/31       2,225          2,225,000
--------------------------------------------------------------------------------------------------------
  Moon (Township of) Industrial Development
     Authority (Providence Point); Series 2007,
     VRD First Mortgage RB (LOC-Lloyds TSB Bank
     PLC)(a)(d)(e)                                     0.67%     07/01/38      31,165         31,165,000
--------------------------------------------------------------------------------------------------------
  New Castle Area School District; Series 2003 B,
     Unlimited Tax GO(f)(g)(h)                         4.75%     03/01/09       2,400          2,400,133
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Dr. Gertrude A. Barber
     Center, Inc.); Series 2002, VRD RB (LOC-PNC
     Bank, N.A.)(a)(d)                                 0.60%     12/01/31       2,230          2,230,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Mercy Health System of
     Southeastern Pennsylvania); Series 1999 E-1,
     VRD RB (LOC-PNC Bank, N.A.)(a)(d)                 0.60%     09/01/19       1,200          1,200,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Pennsylvania Treasury
     Department Hospital Enhancement Loan Program-
     J.C. Blair Memorial Hospital); Series 2007 A-
     1, VRD Hospital RB (LOC-PNC Bank, N.A.)(a)(d)     0.60%     03/01/19       2,070          2,070,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Kings
     College); Series 2003 L-2, VRD RB (LOC-PNC
     Bank, N.A.)(a)(d)                                 0.60%     05/01/18       1,115          1,115,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Rosemont
     College); Series 2004 O, VRD RB (LOC-Wells
     Fargo Bank, N.A.)(a)(d)                           0.62%     11/01/34       5,500          5,500,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Washington &
     Jefferson College); Series 1999 E-5, VRD RB
     (LOC-PNC Bank, N.A.)(a)(d)                        0.60%     11/01/29       5,300          5,300,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-The Waynesburg
     College); Series 2004 N-2, VRD RB (LOC-PNC
     Bank, N.A.)(a)(d)                                 0.60%     05/01/34       1,500          1,500,000
--------------------------------------------------------------------------------------------------------
  Westmoreland (County of) Industrial Development
     Authority (Excela Health);
     Series 2005 C, VRD Health System RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.60%     07/01/27       7,915          7,915,000
--------------------------------------------------------------------------------------------------------
     Series 2005 E, VRD Health System RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.60%     07/01/22       7,100          7,100,000
========================================================================================================
                                                                                             164,410,133
========================================================================================================


RHODE ISLAND-0.09%

  Providence (City of) Housing Authority
     (Cathedral Square Apartments I); Series 2000
     A, VRD MFH RB (LOC-Bank of America,
     N.A.)(a)(c)(d)                                    0.75%     09/01/30       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Rhode Island (State of) Health & Educational
     Building Corp. (St. Andrew's School); Series
     1999, VRD RB (LOC-U.S. Bank, N.A.)(a)(d)          0.66%     12/01/29       1,375          1,375,000
========================================================================================================
                                                                                               2,375,000
========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
SOUTH CAROLINA-2.84%

  Charleston (County of) School District; Series
     2008, Unlimited Tax GO                            4.00%     03/01/09     $34,000     $   34,000,959
--------------------------------------------------------------------------------------------------------
  Clemson University; Series 2000, RB(f)(g)(h)         6.25%     05/01/09       1,250          1,274,636
--------------------------------------------------------------------------------------------------------
  Oconee (County of) (Duke Power Co.); Series
     1993, Ref. VRD Facilities PCR (LOC-SunTrust
     Bank)(a)(d)                                       0.62%     02/01/17       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Nonprofit Institutions
     of Higher Learning (Newberry College); Series
     2008, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.68%     06/01/35       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Housing Finance &
     Development Authority (Runaway Bay
     Apartments); Series 2005, Ref. VRD MFH Rental
     RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     11/15/35       7,465          7,465,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Carolina Children's
     Home); Series 2003, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.68%     03/01/23       1,800          1,800,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (John Ancrum Society
     for Prevention of Cruelty to Animals); Series
     2007, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.65%     08/01/27       4,400          4,400,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Oconee Memorial
     Hospital, Inc.); Series 2006 B, VRD Hospital
     RB (LOC-Wells Fargo Bank, N.A.)(a)(d)             0.60%     10/01/36       9,000          9,000,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Porter-Gaud School);
     Series 2008, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.61%     12/01/33      12,000         12,000,000
========================================================================================================
                                                                                              74,940,595
========================================================================================================


SOUTH DAKOTA-0.36%

  South Dakota (State of) Health & Educational
     Facilities Authority (Regional Health, Inc.);
     Series 2008, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.65%     09/01/27       8,500          8,500,000
--------------------------------------------------------------------------------------------------------
  South Dakota (State of) Housing Development
     Authority (Country Meadows Apartments);
     Series 2009, VRD MFH RB (CEP-Federal Home
     Loan Mortgage Corp.)(a)                           0.62%     01/01/44       1,000          1,000,000
========================================================================================================
                                                                                               9,500,000
========================================================================================================


TENNESSEE-2.09%

  Blount (County of) Public Building Authority
     (Local Government Public Improvement); Series
     2009 E-7-A, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(d)                                  0.68%     06/01/39       5,500          5,500,000
--------------------------------------------------------------------------------------------------------
  Chattanooga (City of) Health, Educational &
     Housing Facility Board (Windridge
     Apartments); Series 2003 A, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     05/15/33       3,175          3,175,000
--------------------------------------------------------------------------------------------------------
  Hendersonville (City of) Industrial Development
     Board (Pope John Paul II High School, Inc.);
     Series 2000, VRD Educational Facilities RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     12/01/20       2,700          2,700,000
--------------------------------------------------------------------------------------------------------
  Jackson (City of) Health, Educational & Housing
     Facility Board (Post House Jackson
     Apartments); Series 2002, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     10/15/32       3,870          3,870,000
--------------------------------------------------------------------------------------------------------
  Loudon (City of) Industrial Development Board
     (A.E. Staley Manufacturing Company, Inc.);
     Series 1991, Ref. VRD PCR (LOC-Citibank
     N.A.)(a)(c)(d)                                    0.61%     06/01/23       8,100          8,100,000
--------------------------------------------------------------------------------------------------------
  Memphis (City of) & Shelby (County of)
     Industrial Development Board (UT Medical
     Group, Inc.); Series 1999, VRD IDR
     (LOC-SunTrust Bank)(a)(d)                         0.82%     03/01/24       5,555          5,555,000
--------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (Hickory Trace Apartments);
     Series 2003, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                      0.63%     03/01/33       4,750          4,750,000
--------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (Lipscomb University);
     Series 2003, Ref. VRD Educational Facilities
     RB (LOC-SunTrust Bank)(a)(d)                      0.62%     02/01/23       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
     Series 2006, VRD RB (LOC-SunTrust Bank)(a)(d)     0.62%     11/01/28       1,150          1,150,000
--------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (Summit Apartments); Series
     2006, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.62%     07/15/36       6,825          6,825,000
--------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (The Park at Hermitage);
     Series 2004, Ref. VRD MFH RB (CEP-Federal
     National Mortgage Association)(a)                 0.62%     02/15/34       1,945          1,945,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

  Shelby (County of) Health, Educational & Housing
     Facility Board (Memphis University School);
     Series 2006, VRD RB (LOC-SunTrust Bank)(a)(d)     0.82%     07/01/26     $ 3,300     $    3,300,000
--------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Trezevant Manor); Series 2007
     A, VRD RB (LOC-Bank of America, N.A.)(a)(d)       0.67%     09/01/39       7,225          7,225,000
========================================================================================================
                                                                                              55,095,000
========================================================================================================


TEXAS-11.99%

  Arlington (City of);
     Series 2005 A, GO Commercial Paper Notes          1.25%     03/10/09      11,000         11,000,000
--------------------------------------------------------------------------------------------------------
     Series 2005 A, GO Commercial Paper Notes          0.75%     04/06/09       9,000          9,000,000
--------------------------------------------------------------------------------------------------------
  Austin (City of) Housing Finance Corp. (Stassney
     Woods Apartments); Series 2004, Ref. VRD MFH
     RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     10/15/32       3,350          3,350,000
--------------------------------------------------------------------------------------------------------
  Bexar (County of) Housing Finance Corp.
     (Northwest Trails Apartments); Series 2004,
     Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.62%     12/15/34       3,130          3,130,000
--------------------------------------------------------------------------------------------------------
  Crawford (City of) Education Facilities Corp.
     (Prince of Peace Christian School);
     Series 2005, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.57%     07/01/28       5,500          5,500,000
--------------------------------------------------------------------------------------------------------
     Series 2005, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.57%     05/01/30       5,375          5,375,000
--------------------------------------------------------------------------------------------------------
  Cypress-Fairbank Independent School District;
     Series 2008, TAN                                  3.00%     06/25/09       5,000          5,021,417
--------------------------------------------------------------------------------------------------------
  De Soto (City of) Industrial Development
     Authority (National Service Industries,
     Inc.); Series 1991, Ref. VRD IDR (LOC-Wells
     Fargo Bank, N.A.)(a)(c)(d)                        0.68%     09/01/18       3,140          3,140,000
--------------------------------------------------------------------------------------------------------
  Garland (City of); Series 2008, GO Commercial
     Paper Notes                                       0.70%     07/07/09       8,200          8,200,000
--------------------------------------------------------------------------------------------------------
  Gulf Coast Industrial Development Authority
     (Petrounited Terminals, Inc.); Series 1989,
     Ref. VRD IDR (LOC-BNP Paribas)(a)(c)(d)(e)        0.63%     11/01/19       5,600          5,600,000
--------------------------------------------------------------------------------------------------------
  Harris (County of) Health Facilities Development
     Corp. (Texas Children's Hospital); Series
     2008-3, Ref. VRD Hospital RB(a)                   2.10%     10/01/41      24,865         24,865,000
--------------------------------------------------------------------------------------------------------
  Hockley (County of) Industrial Development Corp.
     (Amoco Corp.);
     Series 1983, VRD PCR(a)(e)                        1.70%     03/01/14      30,000         30,000,054
--------------------------------------------------------------------------------------------------------
     Series 1985, VRD PCR(a)(e)                        2.70%     11/01/19       9,000          9,000,000
--------------------------------------------------------------------------------------------------------
  Mesquite (City of) Independent School District;
     Series 2003 A, VRD School Building Unlimited
     Tax GO (CEP-Texas Permanent School Fund)(a)       0.61%     08/01/29      10,670         10,670,000
--------------------------------------------------------------------------------------------------------
  Morgan Stanley & Co. Inc. Trust Floater Ctfs.
     (North East Independent School District);
     Series 2006-1668, Ref. VRD Unlimited Tax
     GO(a)(b)(c)                                       0.67%     02/01/27      14,725         14,725,000
--------------------------------------------------------------------------------------------------------
  Northwest Independent School District; Series
     2006, VRD School Building Unlimited Tax GO
     (CEP-Texas Permanent School Fund)(a)              0.61%     02/15/31      10,560         10,560,000
--------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Houston (City
     of)); Series 12022, Sub. Lien VRD Airport
     System RB(a)(b)(c)                                0.67%     07/01/28      17,235         17,235,000
--------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Northwest
     Independent School District); Series 11220,
     VRD Unlimited Tax School Building GO(a)(b)(c)     0.68%     02/15/27       3,585          3,585,000
--------------------------------------------------------------------------------------------------------
  San Antonio (City of); Series 2008, Ref. Sub.
     Lien VRD Hotel Occupancy Tax RB (LOC-Wells
     Fargo Bank, N.A.)(a)(d)                           0.58%     08/15/34       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
  San Gabriel (City of) Health Facilities
     Development Corp. (YMCA of Greater Williamson
     County); Series 2005, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(d)                           0.63%     04/01/26       4,915          4,915,000
--------------------------------------------------------------------------------------------------------
  Tarrant (County of) Housing Finance Corp.
     (Sierra Springs Apartments); Series 1999,
     Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.67%     02/15/27       7,760          7,760,000
--------------------------------------------------------------------------------------------------------
  Texas (State of) Department of Housing &
     Community Affairs (NHP Foundation-Asmara
     Affordable Housing Inc.); Series 2003, Ref.
     VRD MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(a)                                         0.58%     07/01/33       6,180          6,180,000
--------------------------------------------------------------------------------------------------------
  Texas (State of) Public Finance Authority;
     Series 2002 A, GO Commercial Paper Notes          0.55%     06/23/09       6,500          6,500,000
--------------------------------------------------------------------------------------------------------
  Texas (State of) Small Business Industrial
     Development Corp. (Texas Public Facilities
     Capital Access Program); Series 1986, VRD RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.63%     07/01/26       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Texas (State of); Series 2008, TRAN                  3.00%     08/28/09      41,500         41,778,443
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

  Texas A&M University System Board of Regents;
     Series 1999, Financing System RB(f)(g)(h)         5.55%     05/15/09     $ 7,600     $    7,655,075
--------------------------------------------------------------------------------------------------------
  Travis (County of) Housing Finance Corp. (Travis
     Station Apartments); Series 2004 A, Ref. VRD
     MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     02/15/34       1,075          1,075,000
--------------------------------------------------------------------------------------------------------
  Travis (County of); Series 2008, Limited Tax GO
     Ctfs.                                             3.25%     03/01/10       2,000          2,049,997
--------------------------------------------------------------------------------------------------------
  University of Texas System Board of Regents
     (Revenue Financing System);
     Series 2002 A, Commercial Paper Notes             0.25%     04/06/09       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
     Series 2002 A, Commercial Paper Notes             0.45%     04/06/09      10,000         10,000,000
--------------------------------------------------------------------------------------------------------
  Upper Trinity Regional Water District; Series
     2008 A, Commercial Paper Regional Treated
     Water Supply System RN (LOC-Bank of America,
     N.A.)(d)                                          1.50%     05/06/09      15,550         15,550,000
--------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Comal (County of) Independent
     School District); Series 2008 K-10, VRD
     Unlimited Tax GO(a)(b)(c)                         0.65%     02/01/26       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (University of Texas System
     Board of Regents); Series 2007-C82, Ref. VRD
     RB(a)(b)(c)                                       0.65%     07/01/21      10,665         10,665,000
========================================================================================================
                                                                                             316,084,986
========================================================================================================


UTAH-0.07%

  Duchesne School District Municipal Building
     Authority; Series 2005, VRD Lease RB
     (LOC-U.S. Bank, N.A.)(a)(d)                       0.63%     06/01/21       1,800          1,800,000
========================================================================================================


VERMONT-0.22%

  Vermont (State of) Economic Development
     Authority (Wake Robin Corp.); Series 1999 B,
     Mortgage RB(f)(g)(h)                              6.75%     03/01/09       5,720          5,834,809
========================================================================================================


VIRGINIA-3.60%

  Albemarle (County of) Industrial Development
     Authority (Jefferson Scholars Foundation);
     Series 2007, VRD RB (LOC-SunTrust Bank)(a)(d)     0.62%     10/01/37       2,000          2,000,000
--------------------------------------------------------------------------------------------------------
  Albemarle (County of) Industrial Development
     Authority (Thomas Jefferson Foundation,
     Inc.);
     Series 2004, VRD RB (LOC-SunTrust Bank)(a)(d)     0.62%     10/01/29         940            940,000
--------------------------------------------------------------------------------------------------------
     Series 2007, VRD RB (LOC-SunTrust Bank)(a)(d)     0.62%     06/01/37       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  Arlington (County of) (Ballston Public Parking);
     Series 1984, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.63%     08/01/17       3,725          3,725,000
--------------------------------------------------------------------------------------------------------
  Arlington (County of) Industrial Development
     Authority (Woodbury Park Apartments); Series
     2005 A, Ref. VRD MFH RB (CEP-Federal Home
     Loan Mortgage Corp.)(a)                           0.62%     03/01/35      12,935         12,935,000
--------------------------------------------------------------------------------------------------------
  Charlottesville (City of) Industrial Development
     Authority (Seminole Square Shopping Center);
     Series 1993 B, Ref. VRD IDR (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.65%     12/01/13       1,010          1,010,000
--------------------------------------------------------------------------------------------------------
  Chesapeake (City of) Hospital Authority
     (Chesapeake General Hospital); Series 2001 B,
     VRD RB (LOC-SunTrust Bank)(a)(d)                  0.62%     07/01/31       1,500          1,500,000
--------------------------------------------------------------------------------------------------------
  Chesterfield (County of) Health Center
     Commission (Lucy Corr Village); Series 2008
     B, VRD Residential Care Facility First
     Mortgage RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.68%     12/01/12       3,100          3,100,000
--------------------------------------------------------------------------------------------------------
  Fairfax (County of) Economic Development
     Authority (Capital Hospice); Series 2009, VRD
     Health Care Facilities RB (LOC-Branch Banking
     & Trust Co.)(a)(d)                                0.68%     01/01/34       6,050          6,050,000
--------------------------------------------------------------------------------------------------------
  Fairfax (County of) Economic Development
     Authority (Vienna II Metrorail Station);
     First Series 1999, Parking RB(f)(g)(h)            6.00%     09/01/09       1,650          1,728,526
--------------------------------------------------------------------------------------------------------
     First Series 1999, Parking RB(f)(g)(h)            6.00%     09/01/09       1,750          1,833,285
--------------------------------------------------------------------------------------------------------
  Fairfax (County of) Industrial Development
     Authority (Inova Health System); Series 2008
     C-1, Ref. VRD Health Care RB(a)                   1.60%     04/15/35      25,000         25,000,000
--------------------------------------------------------------------------------------------------------
  Hanover (County of) Economic Development
     Authority (Bon Secours Health System, Inc.);
     Series 2008 D-1, Ref. VRD RB (LOC-Landesbank
     Baden-Wurttemberg)(a)(d)(e)                       0.62%     11/01/25       9,400          9,400,000
--------------------------------------------------------------------------------------------------------
  Hanover (County of) Industrial Development
     Authority (Covenent Woods); Series 1999, VRD
     Residential Care Facility RB (LOC-Branch
     Banking & Trust Co.)(a)(c)(d)                     0.68%     07/01/29       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  Henrico (County of) Economic Development
     Authority (Bon Secours Health System, Inc.);
     Series 2008 D, Ref. VRD RB (LOC-Landesbank
     Baden-Wurttemberg)(a)(d)(e)                       0.62%     11/01/25      13,700         13,700,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
VIRGINIA-(CONTINUED)

  Suffolk (County of) Redevelopment & Housing
     Authority (Oak Springs Apartments, L.L.C.);
     Series 1999, Ref. VRD MFH RB (CEP- Federal
     Home Loan Mortgage Corp.)(a)                      0.67%     12/01/19     $ 1,390     $    1,390,000
--------------------------------------------------------------------------------------------------------
  University of Virginia Rector & Visitors; Series
     2008 A, General Revenue Pledge Commercial
     Paper Notes                                       0.40%     06/17/09       5,000          5,000,000
========================================================================================================
                                                                                              94,811,811
========================================================================================================


WASHINGTON-2.10%

  Lake Tapps Parkway Properties; Series 1999 A,
     VRD Special RB (LOC-U.S. Bank, N.A.)(a)(d)        0.73%     12/01/19      11,545         11,545,000
--------------------------------------------------------------------------------------------------------
  Seattle (City of) Housing Authority (Bayview
     Manor); Series 1994 B, VRD Low Income Housing
     Assistance RB (LOC-U.S. Bank, N.A.)(a)(d)         0.67%     05/01/19       2,485          2,485,000
--------------------------------------------------------------------------------------------------------
  Seattle (City of) Housing Authority (Pioneer
     Human Services); Series 1995, Ref. VRD RB
     (LOC-U.S. Bank, N.A.)(a)(d)                       0.59%     12/01/15       1,845          1,845,000
--------------------------------------------------------------------------------------------------------
  Seattle (City of); Series 1999, Water System
     RB(f)(g)(h)                                       5.38%     03/01/09      10,000         10,000,619
--------------------------------------------------------------------------------------------------------
  Seattle (Port of) Industrial Development Corp.
     (Sysco Food Services of Seattle, Inc.);
     Series 1994, Ref. VRD RB(a)                       0.60%     11/01/25       8,000          8,000,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (Swedish Health Services); Series
     2006, VRD RB (LOC-Citibank, N.A.)(a)(c)(d)        0.87%     11/15/26       7,950          7,950,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Olympic Heights Apartments); Series 2002,
     Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.62%     09/15/20       5,165          5,165,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Riverview Retirement Community); Series
     1997, VRD Elderly Housing RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.67%     07/01/22       1,760          1,760,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Seattle Country Day School); Series 2006,
     VRD Non-Profit RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.64%     07/01/32       1,100          1,100,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Valley View Apartments); Series 2002, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     09/15/20       2,880          2,880,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (YMCA of Columbia-Willamette); Series 1999,
     VRD Non-Profit RB (LOC-U.S. Bank, N.A.)(a)(d)     0.63%     08/01/24       2,600          2,600,000
========================================================================================================
                                                                                              55,330,619
========================================================================================================


WEST VIRGINIA-0.27%

  West Virginia (State of) Hospital Finance
     Authority (West Virginia United Health System
     Obligated Group); Series 2009 A, Ref. VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.65%     06/01/33       7,200          7,200,000
========================================================================================================


WISCONSIN-2.72%

  Marathon (County of); Series 2009 A, Unlimited
     Tax Promissory GO                                 2.50%     12/01/09       2,835          2,872,299
--------------------------------------------------------------------------------------------------------
  Milwaukee (City of); Series 2005 V-8, VRD
     Unlimited Tax Corporate Purpose GO(a)             0.65%     02/01/25      20,200         20,200,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Benevolent Corp. Cedar
     Community); Series 2007, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(d)                           0.63%     06/01/37       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Froedtert & Community
     Health, Inc. Obligated Group); Series 2009 A,
     VRD RB (LOC-U.S. Bank, N.A.)(a)(d)                0.55%     04/01/35       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Grace Lutheran
     Foundation, Inc.); Series 2000, VRD RB
     (LOC-U.S. Bank, N.A.)(a)(d)                       0.67%     06/01/25       2,190          2,190,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Indian Community School
     of Milwaukee, Inc.); Series 2007, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.63%     12/01/36      11,000         11,000,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Lawrence University of
     Wisconsin); Series 2009, Ref. VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.66%     02/01/39       4,200          4,200,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Meriter Hospital,
     Inc.); Series 2008 B, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.55%     12/01/26      15,385         15,385,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

  Wisconsin (State of) Health & Educational
     Facilities Authority (Three Pillars Senior
     Living Communities); Series 2004 B, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.68%     08/15/34     $ 2,615     $    2,615,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Valley Packaging
     Industries, Inc.); Series 2005, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.63%     07/01/35       1,210          1,210,000
========================================================================================================
                                                                                              71,672,299
========================================================================================================


WYOMING-0.44%

  Gillette (City of) (Pacificorp); Series 1988,
     Ref. VRD PCR (LOC-Barclays Bank PLC)(a)(d)(e)     0.60%     01/01/18       9,475          9,475,000
--------------------------------------------------------------------------------------------------------
  Sweetwater (County of) (Pacificorp); Series 1988
     B, Ref. VRD Customized Purchase PCR
     (LOC-Barclays Bank PLC)(a)(d)(e)                  0.55%     01/01/14       2,000          2,000,000
========================================================================================================
                                                                                              11,475,000
========================================================================================================
TOTAL INVESTMENTS(i)(j)-99.52% (Cost
  $2,626,578,851)                                                                          2,623,883,851
========================================================================================================
OTHER ASSETS LESS LIABILITIES-0.48%                                                           12,598,692
========================================================================================================
NET ASSETS-100.00%                                                                        $2,636,482,543
________________________________________________________________________________________________________
========================================================================================================




Investment Abbreviations:

BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificates of Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
Gtd.     - Guaranteed
IDR      - Industrial Development Revenue Bonds
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Option Tender
MFH      - Multi-Family Housing
PCR      - Pollution Control Revenue Bonds
PUTTERs  - Putable Tax-Exempt Receipts
RAC      - Revenue Anticipation Certificates
RAN      - Revenue Anticipation Notes
RB       - Revenue Bonds
Ref.     - Refunding
RN       - Revenue Notes
Sr.      - Senior
Sub.     - Subordinated
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand


Notes to Schedule of Investments:

(a) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2009.
(b) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2009 was $229,500,000, which represented 8.70% of the Fund's Net Assets.
(d) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5% each.
(f) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)   Secured by an escrow fund of U.S. government obligations.
(h)   Advance refunded.
(i)   Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO



(j) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

      ENTITIES                                                       PERCENTAGE
      -------------------------------------------------------------------------
      Bank of America, N.A.                                             11.1%
      -------------------------------------------------------------------------
      Branch Banking & Trust Co.                                         7.7
      -------------------------------------------------------------------------
      JPMorgan Chase Bank, N.A.                                          7.7
      -------------------------------------------------------------------------
      SunTrust Bank                                                      7.4
      -------------------------------------------------------------------------
      Wells Fargo Bank, N.A.                                             7.1
      -------------------------------------------------------------------------
      U.S. Bank, N.A.                                                    6.6
      -------------------------------------------------------------------------
      Federal National Mortgage Association                              5.1
      _________________________________________________________________________
      =========================================================================



FUND COMPOSITION BY MATURITY

In days, as of 2/28/09



-------------------------------------------------------------------------
1-7                                                                  80.2%
-------------------------------------------------------------------------
8-30                                                                  0.4
-------------------------------------------------------------------------
31-90                                                                 8.6
-------------------------------------------------------------------------
91-180                                                                4.7
-------------------------------------------------------------------------
181+                                                                  6.1
_________________________________________________________________________
=========================================================================



The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2009
(Unaudited)




                                                                                      GOVERNMENT &     GOVERNMENT       TAX-FREE
                                LIQUID ASSETS      STIC PRIME         TREASURY           AGENCY       TAXADVANTAGE    CASH RESERVE
                                  PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO       PORTFOLIO
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------

ASSETS:

Investments, at value and
  cost                         $21,900,740,145   $6,793,778,778   $10,420,676,722   $ 7,188,550,644   $367,619,731   $2,623,883,851
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
Repurchase agreements, at
  value and cost                 2,397,575,508               --    14,659,702,603     6,588,081,958             --               --
============================   ===============   ==============   ===============   ===============   ============   ==============
     Total investments, at
       value and cost           24,298,315,653    6,793,778,778    25,080,379,325    13,776,632,602    367,619,731    2,623,883,851
============================   ===============   ==============   ===============   ===============   ============   ==============
Cash                                        --               --                --            26,425             --        1,957,066
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
Receivables for:
  Investments sold                          --               --                --                --             --       42,680,509
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
  Investments matured               10,000,000               --                --                --             --               --
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
  Interest                          17,371,804          371,081        11,873,458         6,877,190        262,742        5,950,399
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
  Fund expenses absorbed                    --            5,095           277,689                --         12,794            8,096
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
Investment for trustee
  deferred compensation and
  retirement plans                     261,147          138,268           109,003            37,123         26,093           49,101
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
Other assets                         1,647,991          739,483         1,714,678           764,227         50,066          323,706
============================   ===============   ==============   ===============   ===============   ============   ==============
     Total assets               24,327,596,595    6,795,032,705    25,094,354,153    13,784,337,567    367,971,426    2,674,852,728
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============


LIABILITIES:

Payables for:
  Investments purchased                     --               --                --                --             --       36,859,362
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
  Amount due custodian                 686,225               --                --                --             --               --
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
  Dividends                         17,373,357        1,459,788         4,795,307         5,479,915        136,851          880,635
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
  Accrued fees to affiliates         1,040,293          388,878         1,510,225           628,584         20,359          140,166
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
  Accrued operating expenses           394,703          144,301           374,387           150,115         34,099          144,789
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
Trustee deferred
  compensation and
  retirement plans                   2,295,539          929,174           881,615           317,564         65,147          345,233
============================   ===============   ==============   ===============   ===============   ============   ==============
     Total liabilities              21,790,117        2,922,141         7,561,534         6,576,178        256,456       38,370,185
============================   ===============   ==============   ===============   ===============   ============   ==============
Net assets applicable to
  shares outstanding           $24,305,806,478   $6,792,110,564   $25,086,792,619   $13,777,761,389   $367,714,970   $2,636,482,543
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============


NET ASSETS CONSIST OF:

Shares of beneficial
  interest                     $24,304,289,206   $6,791,055,988   $25,085,743,287   $13,777,321,440   $367,665,193   $2,636,502,327
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
Undistributed net investment
  income                             2,058,251          780,700           320,482           252,741          4,022               --
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
Undistributed net realized
  gain (loss)                         (540,979)         273,876           728,850           187,208         45,755          (19,784)
============================   ===============   ==============   ===============   ===============   ============   ==============
                               $24,305,806,478   $6,792,110,564   $25,086,792,619   $13,777,761,389   $367,714,970   $2,636,482,543
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        SHORT-TERM INVESTMENTS TRUST

February 28, 2009
(Unaudited)


                                                                                      GOVERNMENT &     GOVERNMENT       TAX-FREE
                                LIQUID ASSETS      STIC PRIME         TREASURY           AGENCY       TAXADVANTAGE    CASH RESERVE
                                  PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO       PORTFOLIO
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------

NET ASSETS:

Institutional Class            $16,594,555,984   $3,868,035,551   $ 7,779,019,865   $ 8,808,689,475   $252,874,255   $1,476,419,942
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Private Investment Class       $   730,177,555   $  541,156,691   $ 1,062,357,815   $   575,335,088   $ 50,113,686   $  234,899,374
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Personal Investment Class      $   122,859,543   $  314,704,521   $   390,197,762   $    20,364,096   $ 12,673,550   $    9,018,572
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Cash Management Class          $ 3,363,445,752   $1,138,786,596   $12,858,651,209   $ 1,565,498,488   $ 20,811,292   $  619,130,833
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Reserve Class                  $    39,014,205   $   14,294,021   $    53,169,602   $   153,035,621   $  3,522,325   $   22,639,754
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Resource Class                 $   864,191,281   $  264,719,877   $   555,814,741   $   725,760,722   $ 27,705,322   $  197,348,203
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Corporate Class                $ 2,591,562,158   $  650,413,307   $ 2,387,581,625   $ 1,929,077,899   $     14,540   $   77,025,865
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class             16,593,266,107    3,868,441,112     7,778,689,443     8,808,469,287    252,815,689    1,476,368,262
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Private Investment Class           730,149,044      541,229,740     1,062,292,606       575,286,586     50,134,361      234,875,593
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Personal Investment Class          122,845,964      314,634,523       390,115,238        20,360,327     12,674,374        9,014,548
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Cash Management Class            3,363,237,126    1,138,782,915    12,858,149,632     1,565,427,439     20,806,102      619,141,211
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Reserve Class                       39,008,970       14,306,330        53,145,020       153,036,241      3,520,537       22,636,292
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Resource Class                     864,186,256      264,693,393       555,761,198       725,722,937     27,702,975      197,340,400
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Corporate Class                  2,591,595,237      650,397,959     2,387,579,706     1,929,053,855         14,541       77,042,528
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Net asset value, offering
  and redemption price per
  share for each class         $          1.00   $         1.00   $          1.00   $          1.00   $       1.00   $         1.00
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF OPERATIONS

For the six months ended February 28, 2009
(Unaudited)



                                                                                       GOVERNMENT &     GOVERNMENT       TAX-FREE
                                       LIQUID ASSETS     STIC PRIME      TREASURY         AGENCY       TAXADVANTAGE    CASH RESERVE
                                         PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------

INVESTMENT INCOME:

Interest                                $225,563,718    $57,423,442    $ 86,211,791     $56,111,854     $1,894,201      $26,289,851
====================================   =============    ===========    ============    ============    ============    ============


EXPENSES:

Advisory fees                             15,845,678      5,064,376      17,854,969       4,690,949        332,572        2,950,445
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Administrative services fees                 569,818        354,192         610,004         393,633         71,243          287,858
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Custodian fees                               404,519        148,371         493,663         176,939          7,599           66,246
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Distribution fees:
  Private Investment Class                 1,832,042      1,546,307       3,128,807       1,396,861        101,593          630,823
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Personal Investment Class                  517,513      1,470,069       1,524,940         102,270         57,959           45,519
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Cash Management Class                    1,216,199        634,255       6,064,099         762,903         10,910          366,611
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Reserve Class                              270,806        137,587         267,476         715,301         56,445          135,047
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Resource Class                             908,886        307,765         639,040         619,538         26,676          209,003
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Corporate Class                            232,654         66,092         299,408         122,103              2           16,317
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Transfer agent fees                          950,741        303,862       1,071,298         422,185         16,235          127,191
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Trustees' and officers' fees and
  benefits                                   400,809        128,217         330,042         124,872         13,385           60,615
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Treasury Guarantee Program Fee             3,823,131      1,354,968       3,898,077       1,591,848         62,888          526,893
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Other                                        830,213        263,563         574,993         233,911         97,759          215,505
====================================   =============    ===========    ============    ============    ============    ============
     Total expenses                       27,803,009     11,779,624      36,756,816      11,353,313        855,266        5,638,073
====================================   =============    ===========    ============    ============    ============    ============
Less: Fees waived                         (7,457,824)    (3,519,142)    (10,100,298)     (1,436,754)      (414,340)      (1,040,500)
====================================   =============    ===========    ============    ============    ============    ============
     Net expenses                         20,345,185      8,260,482      26,656,518       9,916,559        440,926        4,597,573
====================================   =============    ===========    ============    ============    ============    ============
Net investment income                    205,218,533     49,162,960      59,555,273      46,195,295      1,453,275       21,692,278
====================================   =============    ===========    ============    ============    ============    ============
Net realized gain (loss) from
  investment securities*                    (787,407)       273,920         253,097         166,145         10,552              814
====================================   =============    ===========    ============    ============    ============    ============
Net increase in net assets resulting
  from operations                       $204,431,126    $49,436,880    $ 59,808,370     $46,361,440     $1,463,827      $21,693,092
____________________________________   _____________    ___________    ____________    ____________    ____________    ____________
====================================   =============    ===========    ============    ============    ============    ============



* Includes net gains (losses) from securities sold to affiliates of $(23,999) for STIC Prime Portfolio.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2009 and the year ended August 31, 2008 (Unaudited)



                                                               LIQUID ASSETS PORTFOLIO                STIC PRIME PORTFOLIO
                                                         ----------------------------------    ---------------------------------
                                                           FEBRUARY 28,        AUGUST 31,        FEBRUARY 28,       AUGUST 31,
                                                               2009               2008               2009              2008
------------------------------------------------------   ----------------------------------    ---------------------------------

OPERATIONS:

  Net investment income                                  $   205,218,533    $   986,572,354    $    49,162,960    $  272,687,296
------------------------------------------------------   ----------------------------------    ---------------------------------
  Net realized gain (loss)                                      (787,407)         1,539,599            273,920             3,889
======================================================   ==================================    =================================
     Net increase in net assets resulting from
       operations                                            204,431,126        988,111,953         49,436,880       272,691,185
======================================================   ==================================    =================================

Distributions to shareholders from net investment
  income:
  Institutional Class                                       (152,100,232)      (773,192,230)       (28,595,646)     (146,818,532)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                    (6,319,653)       (31,025,738)        (3,873,537)      (23,117,055)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                   (1,025,029)        (2,841,961)        (2,053,699)      (13,040,776)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                      (22,650,672)      (109,567,367)        (9,660,163)      (58,987,907)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                                 (341,247)        (1,010,156)          (135,739)       (1,359,320)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                              (8,240,441)       (35,278,874)        (2,281,955)      (17,656,026)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                            (14,538,986)       (33,658,480)        (2,562,288)      (11,706,176)
======================================================   ==================================    =================================
     Total distributions from net investment income         (205,216,260)      (986,574,806)       (49,163,027)     (272,685,792)
======================================================   ==================================    =================================

Distributions to shareholders from net realized gains:
  Institutional Class                                                 --           (197,561)                --                --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                            --            (10,599)                --                --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                           --               (899)                --                --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                               --            (26,909)                --                --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                                       --               (320)                --                --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                                      --             (9,119)                --                --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                                     --             (5,486)                --                --
======================================================   ==================================    =================================
     Total distributions from net realized gains                      --           (250,893)                --                --
======================================================   ==================================    =================================
Share transactions-net:
  Institutional Class                                     (7,972,364,759)     6,485,194,440     (1,436,904,323)    1,825,565,067
------------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                  (145,366,683)       (10,251,643)      (159,717,873)       68,020,412
------------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                    4,090,381         37,348,782        (91,384,914)       (3,886,620)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                      364,811,619       (399,381,658)      (447,492,531)     (560,320,917)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                              (30,069,226)        29,830,265        (51,454,928)       34,800,968
------------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                            (345,264,445)        80,942,475       (217,922,950)      (87,586,032)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                            100,429,296      1,854,984,427        261,226,434      (227,262,617)
======================================================   ==================================    =================================
     Net increase (decrease) in net assets resulting
       from share transactions                            (8,023,733,817)     8,078,667,088     (2,143,651,085)    1,049,330,261
======================================================   ==================================    =================================
     Net increase (decrease) in net assets                (8,024,518,951)     8,079,953,342     (2,143,377,232)    1,049,335,654
======================================================   ==================================    =================================


NET ASSETS:

  Beginning of period                                     32,330,325,429     24,250,372,087      8,935,487,796     7,886,152,142
======================================================   ==================================    =================================
  End of period*                                         $24,305,806,478    $32,330,325,429    $ 6,792,110,564    $8,935,487,796
======================================================   ==================================    =================================
  * Includes accumulated undistributed net investment
     income                                              $     2,058,251    $     2,055,978    $       780,700    $      780,767
______________________________________________________   __________________________________    _________________________________
======================================================   ==================================    =================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        SHORT-TERM INVESTMENTS TRUST

For the six months ended February 28, 2009 and the year ended August 31, 2008 (Unaudited)


                                                                                                         GOVERNMENT &
                                                                TREASURY PORTFOLIO                     AGENCY PORTFOLIO
                                                        ----------------------------------    ---------------------------------
                                                          FEBRUARY 28,        AUGUST 31,        FEBRUARY 28,       AUGUST 31,
                                                              2009               2008               2009              2008
-----------------------------------------------------   ----------------------------------    ---------------------------------

OPERATIONS:

  Net investment income                                 $    59,555,273    $   335,668,195    $    46,195,295    $  132,995,480
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Net realized gain                                             253,097            796,700            166,145            21,064
=====================================================   ==================================    =================================
     Net increase in net assets resulting from
       operations                                            59,808,370        336,464,895         46,361,440       133,016,544
=====================================================   ==================================    =================================

Distributions to shareholders from net investment
  income:
  Institutional Class                                       (20,906,753)      (126,788,023)       (28,867,576)      (58,248,057)
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                   (2,000,380)       (27,955,769)        (2,362,548)      (17,305,969)
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                    (450,860)        (9,294,539)           (87,773)         (972,652)
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                     (29,812,582)      (129,692,421)        (8,243,748)      (32,835,514)
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                                 (31,787)        (1,376,658)          (265,584)       (2,453,107)
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                             (1,491,721)       (13,276,060)        (2,803,485)       (9,649,256)
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                            (4,861,190)       (27,284,725)        (3,564,571)      (11,530,925)
=====================================================   ==================================    =================================
     Total distributions from net investment income         (59,555,273)      (335,668,195)       (46,195,285)     (132,995,480)
=====================================================   ==================================    =================================

Distributions to shareholders from net realized
  gains:
  Institutional Class                                                --           (473,796)                --                --
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                           --           (118,403)                --                --
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                          --            (50,942)                --                --
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                              --           (448,296)                --                --
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                                      --             (8,834)                --                --
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                                     --            (63,609)                --                --
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                                    --            (97,084)                --                --
=====================================================   ==================================    =================================
     Total distributions from net realized gains                     --         (1,260,964)                --                --
=====================================================   ==================================    =================================
Share transactions-net:
  Institutional Class                                     3,139,771,159      1,333,176,443      6,837,136,968       642,476,996
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                  (91,438,785)       (96,814,017)        70,629,588       (94,346,600)
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                 (80,889,552)        56,460,674         (9,400,270)        3,165,254
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                   5,301,653,214      4,723,195,817        537,428,438       297,723,799
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                              16,777,367        (33,371,096)        17,927,194       118,160,663
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                            (73,395,557)       253,473,111        400,058,182        28,128,419
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                         1,528,097,012        411,359,642      1,901,867,733      (290,582,602)
=====================================================   ==================================    =================================
     Net increase (decrease) in net assets resulting
       from share transactions                            9,740,574,858      6,647,480,574      9,755,647,833       704,725,929
=====================================================   ==================================    =================================
     Net increase (decrease) in net assets                9,740,827,955      6,647,016,310      9,755,813,988       704,746,993
=====================================================   ==================================    =================================


NET ASSETS:

  Beginning of period                                    15,345,964,664      8,698,948,354      4,021,947,401     3,317,200,408
=====================================================   ==================================    =================================
  End of period*                                        $25,086,792,619    $15,345,964,664    $13,777,761,389    $4,021,947,401
=====================================================   ==================================    =================================
  * Includes accumulated undistributed net investment
     income                                             $       320,482    $       320,482    $       252,741    $      252,731
_____________________________________________________   __________________________________    _________________________________
=====================================================   ==================================    =================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        SHORT-TERM INVESTMENTS TRUST

For the six months ended February 28, 2009 and the year ended August 31, 2008 (Unaudited)


                                                                                      GOVERNMENT
                                                                                TAXADVANTAGE PORTFOLIO
                                                                           -------------------------------
                                                                            FEBRUARY 28,      AUGUST 31,
                                                                                2009             2008
------------------------------------------------------------------------   -------------------------------

OPERATIONS:

  Net investment income                                                     $  1,453,275     $  21,110,389
------------------------------------------------------------------------   -------------------------------
  Net realized gain                                                               10,552            35,203
========================================================================   ===============================
     Net increase in net assets resulting from operations                      1,463,827        21,145,592
========================================================================   ===============================

Distributions to shareholders from net investment income:
  Institutional Class                                                         (1,054,691)      (15,069,110)
------------------------------------------------------------------------   -------------------------------
  Private Investment Class                                                      (145,829)       (1,337,006)
------------------------------------------------------------------------   -------------------------------
  Personal Investment Class                                                      (31,171)         (320,868)
------------------------------------------------------------------------   -------------------------------
  Cash Management Class                                                          (97,358)       (1,954,141)
------------------------------------------------------------------------   -------------------------------
  Reserve Class                                                                  (17,436)         (318,949)
------------------------------------------------------------------------   -------------------------------
  Resource Class                                                                (107,189)       (1,927,247)
------------------------------------------------------------------------   -------------------------------
  Corporate Class                                                                    (67)         (182,620)
========================================================================   ===============================
     Total distributions from net investment income                           (1,453,741)      (21,109,941)
========================================================================   ===============================

Distributions to shareholders from net realized gains:
  Institutional Class                                                                 --                --
------------------------------------------------------------------------   -------------------------------
  Private Investment Class                                                            --                --
------------------------------------------------------------------------   -------------------------------
  Personal Investment Class                                                           --                --
------------------------------------------------------------------------   -------------------------------
  Cash Management Class                                                               --                --
------------------------------------------------------------------------   -------------------------------
  Reserve Class                                                                       --                --
------------------------------------------------------------------------   -------------------------------
  Resource Class                                                                      --                --
------------------------------------------------------------------------   -------------------------------
  Corporate Class                                                                     --                --
========================================================================   ===============================
     Total distributions from net realized gains                                     --                --
========================================================================   ===============================
Share transactions-net:
  Institutional Class                                                         25,885,883       (94,498,613)
------------------------------------------------------------------------   -------------------------------
  Private Investment Class                                                     9,572,362        (2,781,236)
------------------------------------------------------------------------   -------------------------------
  Personal Investment Class                                                    1,428,236           258,055
------------------------------------------------------------------------   -------------------------------
  Cash Management Class                                                       (8,289,800)      (64,212,095)
------------------------------------------------------------------------   -------------------------------
  Reserve Class                                                               (8,999,407)          576,416
------------------------------------------------------------------------   -------------------------------
  Resource Class                                                              (6,416,930)      (19,110,119)
------------------------------------------------------------------------   -------------------------------
  Corporate Class                                                                     86               490
========================================================================   ===============================
     Net increase (decrease) in net assets resulting from share
       transactions                                                           13,180,430      (179,767,102)
========================================================================   ===============================
     Net increase (decrease) in net assets                                    13,190,516      (179,731,451)
========================================================================   ===============================


NET ASSETS:

  Beginning of period                                                        354,524,454       534,255,905
========================================================================   ===============================
  End of period*                                                            $367,714,970     $ 354,524,454
========================================================================   ===============================
  * Includes accumulated undistributed net investment income                $      4,022     $       4,488
________________________________________________________________________   _______________________________
========================================================================   ===============================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2009, the period April 1, 2008 through August 31, 2008 and the year ended March 31, 2008
(Unaudited)



                                                                        TAX-FREE CASH RESERVE PORTFOLIO
                                                            -------------------------------------------------------
                                                            SIX MONTHS ENDED    FIVE MONTHS ENDED      YEAR ENDED
                                                              FEBRUARY 28,          AUGUST 31,          MARCH 31,
                                                                  2009                 2008               2008
---------------------------------------------------------   -------------------------------------------------------

OPERATIONS:

  Net investment income                                      $   21,692,278      $    28,410,124     $  128,045,234
---------------------------------------------------------   -------------------------------------------------------
  Net realized gain (loss)                                              814               52,717            (64,510)
=========================================================   =======================================================
     Net increase in net assets resulting from operations        21,693,092           28,462,841        127,980,724
=========================================================   =======================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (11,600,208)         (18,070,278)       (90,092,433)
---------------------------------------------------------   -------------------------------------------------------
  Private Investment Class                                       (1,726,279)          (1,635,408)        (5,907,971)
---------------------------------------------------------   -------------------------------------------------------
  Personal Investment Class                                         (61,037)            (176,216)          (955,425)
---------------------------------------------------------   -------------------------------------------------------
  Cash Management Class                                          (5,761,279)          (6,133,979)       (16,534,933)
---------------------------------------------------------   -------------------------------------------------------
  Reserve Class                                                    (135,593)            (211,018)          (393,176)
---------------------------------------------------------   -------------------------------------------------------
  Resource Class                                                 (1,500,964)          (1,617,168)        (8,334,594)
---------------------------------------------------------   -------------------------------------------------------
  Corporate Class                                                  (906,918)            (566,057)        (5,826,702)
=========================================================   =======================================================
     Total distributions from net investment income             (21,692,278)         (28,410,124)      (128,045,234)
=========================================================   =======================================================
Share transactions-net:
  Institutional Class                                          (289,097,815)      (1,491,090,115)       386,399,200
---------------------------------------------------------   -------------------------------------------------------
  Private Investment Class                                      (65,999,164)          51,524,057         64,205,316
---------------------------------------------------------   -------------------------------------------------------
  Personal Investment Class                                     (31,125,413)           5,678,676            794,543
---------------------------------------------------------   -------------------------------------------------------
  Cash Management Class                                        (276,766,363)         106,134,034         68,418,687
---------------------------------------------------------   -------------------------------------------------------
  Reserve Class                                                 (20,483,994)         (17,665,380)        48,055,399
---------------------------------------------------------   -------------------------------------------------------
  Resource Class                                                (64,150,359)          19,122,544       (138,677,567)
---------------------------------------------------------   -------------------------------------------------------
  Corporate Class                                                34,197,848         (103,848,507)       (13,522,471)
=========================================================   =======================================================
     Net increase (decrease) in net assets resulting from
       share transactions                                      (713,425,260)      (1,430,144,691)       415,673,107
=========================================================   =======================================================
     Net increase (decrease) in net assets                     (713,424,446)      (1,430,091,974)       415,608,597
=========================================================   =======================================================


NET ASSETS:

  Beginning of period                                         3,349,906,989        4,779,998,963      4,364,390,366
=========================================================   =======================================================
  End of period*                                             $2,636,482,543      $ 3,349,906,989     $4,779,998,963
=========================================================   =======================================================
  * Includes accumulated undistributed net investment
     income                                                  $            0      $             0     $            0
_________________________________________________________   _______________________________________________________
=========================================================   =======================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50        SHORT-TERM INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS

February 28, 2009
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a "Fund"). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the "Funds"). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

  The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity for Tax-Free Cash Reserve Portfolio.

  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

        Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

        The Funds may periodically participate in litigation related to each Fund's investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund's investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

        The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

        Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.


51        SHORT-TERM INVESTMENTS TRUST

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. TREASURY GUARANTEE PROGRAM -- On October 6, 2008, The Board of Trustees approved the participation of the Funds in the U.S. Department of Treasury's (the "Treasury") Temporary Guarantee Program for Money Market Funds (the "Program"). Under the Program, the Treasury Department will guarantee shareholders in a Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share value at the time of liquidation is less than $0.995. On April 7, 2009, the Funds Board approved Liquid Assets Portfolio, STIC Prime Portfolio, and Tax-Free Cash Reserve Portfolio to participate in the final extension of the Program through September 18, 2009. The Fund will pay a fee to participate in the Program based on a percentage of the share value of the Fund as of September 18, 2008. The fee is paid at the time of continued participation in the Program and allocated pro rata over the remaining term of the extension. The Fund will bear this expense without regard to any expense limitation currently in effect.

J. OTHER RISKS -- Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

        The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

        The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

        Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund's investments in municipal securities.

        There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

K. REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Advisor at an annual rate based on each Funds' average daily net assets as follows, respectively:

                                                         FIRST $250     NEXT $250     OVER $500
                                                           MILLION       MILLION       MILLION
-----------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                     0.15%          0.15%         0.15%
-----------------------------------------------------------------------------------------------
STIC Prime Portfolio                                        0.15%          0.15%         0.15%
-----------------------------------------------------------------------------------------------
Treasury Portfolio                                          0.15%          0.15%         0.15%
-----------------------------------------------------------------------------------------------
Government & Agency Portfolio                               0.10%          0.10%         0.10%
-----------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                           0.20%          0.15%         0.10%
-----------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                             0.25%          0.25%         0.20%
-----------------------------------------------------------------------------------------------





52        SHORT-TERM INVESTMENTS TRUST

  Under the terms of a master sub-advisory agreement approved by shareholders of the Funds between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Funds, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Through at least June 30, 2009, the Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% for each Fund, except for Tax-Free Cash Reserve Portfolio which is limited to 0.22%, based on average daily net assets of such Fund, respectively. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items, including payments to participate in the United States Treasury Temporary Guarantee Program (the "Program"); (v) expenses related to a merger or reorganization, as approved by the Funds' Board of Trustees; and (vi) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Funds may benefit are in the form of credits that the Funds may receive from banks where the Funds or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Funds.

  For the six months ended February 28, 2009, the Advisor waived advisory fees and /or reimbursed Fund expenses in the following amounts:

Liquid Assets Portfolio                                     $6,308,559
----------------------------------------------------------------------
STIC Prime Portfolio                                         2,200,361
----------------------------------------------------------------------
Treasury Portfolio                                           6,643,308
----------------------------------------------------------------------
Government & Agency Portfolio                                  411,245
----------------------------------------------------------------------
Government TaxAdvantage Portfolio                              320,238
----------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                564,183
----------------------------------------------------------------------




  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which each Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which each Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  Under the terms of a master distribution agreement between Invesco Aim Distributors, Inc. ("IADI") and the Trust, IADI acts as the exclusive distributor of each Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

  PRIVATE      PERSONAL        CASH
INVESTMENT    INVESTMENT    MANAGEMENT    RESERVE    RESOURCE    CORPORATE
--------------------------------------------------------------------------
   0.50%         0.75%         0.10%       1.00%       0.20%       0.03%
--------------------------------------------------------------------------




  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA"), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.

  IADI has contractually agreed through at least June 30, 2009, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                       0.30%          0.55%          0.08%        0.87%        0.20%        0.03%
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                          0.30%          0.55%          0.08%        0.87%        0.16%        0.03%
--------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                            0.30%          0.55%          0.08%        0.87%        0.16%        0.03%
--------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                 0.30%          0.55%          0.08%        0.87%        0.16%        0.03%
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio             0.25%          0.55%          0.08%        0.87%        0.16%        0.03%
--------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio               0.25%          0.55%          0.08%        0.87%        0.16%        0.03%
--------------------------------------------------------------------------------------------------------------------------





53        SHORT-TERM INVESTMENTS TRUST

  Pursuant to the agreement above, for the six months ended February 28, 2009, IADI waived Plan fees of:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                    $  732,817      $138,003      $  243,240     $35,205          N/A        N/A
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                          618,523       392,018         126,851      17,886       61,553        N/A
--------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                          1,251,523       406,651       1,212,820      34,772      127,808        N/A
--------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                 558,744        27,272         152,581      92,989      123,908        N/A
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio              50,796        15,456           2,182       7,338        5,335        N/A
--------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio               315,412        12,138          73,322      17,556       41,800        N/A
--------------------------------------------------------------------------------------------------------------------------




  Further, IADI voluntarily waived fees and/or reimbursed expenses in order to increase the Fund's yield. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time, upon consultation with the Board of Trustees, without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2009 are shown below:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                      $    --       $     --          $--        $    --        $--          $--
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                           1,545         89,572           --         10,833         --           --
--------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                            82,830        245,193           --         95,393         --           --
--------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                     --            250           --         69,765         --           --
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                 --          3,997           --          8,998         --           --
--------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                   --          1,488           --         14,601         --           --
--------------------------------------------------------------------------------------------------------------------------




  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered valuation input levels, as of the end of the reporting period, February 28, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                             INVESTMENTS IN SECURITIES
                                                            -----------------------------------------------------------
FUND NAME                                                   LEVEL 1         LEVEL 2         LEVEL 3          TOTAL
-----------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                       $--       $24,298,315,653       $--       $24,298,315,653
-----------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                           --         6,793,778,778        --         6,793,778,778
-----------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                             --        25,080,379,325        --        25,080,379,325
-----------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                  --        13,776,632,602        --        13,776,632,602
-----------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                              --           367,619,731        --           367,619,731
-----------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                --         2,626,578,851        --         2,626,578,851
-----------------------------------------------------------------------------------------------------------------------





54        SHORT-TERM INVESTMENTS TRUST

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

Each Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2009, each Fund engaged in transactions with affiliates as listed below:

                                                                  SECURITIES       SECURITIES       NET REALIZED
                                                                   PURCHASES          SALES        GAINS/(LOSSES)
-----------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                          $754,547,659     $456,018,390        $     --
-----------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                       --       28,327,644         (23,999)
-----------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                                         --               --              --
-----------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                              --               --              --
-----------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                   4,999,972        5,000,000              --
-----------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                   596,516,747      931,607,892              --
-----------------------------------------------------------------------------------------------------------------



NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

  During the six months ended February 28, 2009, the Funds in aggregate paid legal fees of $91,359 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (i) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco Aim, not to exceed the contractually agreed upon rate; or
(ii) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Funds below had a capital loss carryforward as of August 31, 2008 which expires as follows:

                                          CAPITAL LOSS CARRYFORWARD*
--------------------------------------------------------------------------------------------------------------
                                                             AUGUST 31, 2013*     AUGUST 31, 2015*      TOTAL
--------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                $44                $    --         $    44
--------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                      --                 13,734          13,734
--------------------------------------------------------------------------------------------------------------



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.


55        SHORT-TERM INVESTMENTS TRUST

NOTE 8--SHARE INFORMATION

LIQUID ASSETS PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS ENDED                             YEAR ENDED
                                                            FEBRUARY 28, 2009(a)                         AUGUST 31, 2008
                                                    ------------------------------------     --------------------------------------
                                                         SHARES              AMOUNT               SHARES                AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                56,391,873,430     $ 56,391,873,430      242,611,280,919     $ 242,611,280,919
-----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       2,969,451,250        2,969,451,250       15,741,392,603        15,741,392,603
-----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                        595,729,422          595,729,422          579,075,353           579,075,353
-----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              11,231,770,714       11,231,770,714       25,329,466,293        25,329,466,293
-----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         239,024,503          239,024,503          418,024,055           418,024,055
-----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      2,212,043,998        2,212,043,998        5,064,353,845         5,064,353,845
-----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     8,877,260,106        8,877,260,106       15,990,389,827        15,990,389,827
===================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                    72,272,104           72,272,104          315,840,903           315,840,903
-----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                           3,419,053            3,419,053           14,332,034            14,332,034
-----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                            931,530              931,530            2,213,082             2,213,082
-----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  14,352,918           14,352,918           74,242,103            74,242,103
-----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             411,781              411,781              987,190               987,190
-----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          7,739,376            7,739,376           31,419,191            31,419,191
-----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         6,986,755            6,986,755           10,728,123            10,728,123
===================================================================================================================================
Issued in connection with acquisitions:(b)
  Institutional Class                                 1,443,337,310        1,443,337,310                   --                    --
===================================================================================================================================
Reacquired:
  Institutional Class                               (65,879,847,603)     (65,879,847,603)    (236,441,927,382)     (236,441,927,382)
-----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                      (3,118,236,986)      (3,118,236,986)     (15,765,976,280)      (15,765,976,280)
-----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                       (592,570,571)        (592,570,571)        (543,939,653)         (543,939,653)
-----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                   (10,881,312,013)     (10,881,312,013)     (25,803,090,054)      (25,803,090,054)
-----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        (269,505,510)        (269,505,510)        (389,180,980)         (389,180,980)
-----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                     (2,565,047,819)      (2,565,047,819)      (5,014,830,561)       (5,014,830,561)
-----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    (8,783,817,565)      (8,783,817,565)     (14,146,133,523)      (14,146,133,523)
===================================================================================================================================
     Net increase (decrease) in share activity       (8,023,733,817)    $ (8,023,733,817)       8,078,667,088     $   8,078,667,088
___________________________________________________________________________________________________________________________________
===================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 7% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

        In addition, 12% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.
(b) As of the open of business on December 9, 2008, the Fund acquired all the net assets of Liquid Assets Portfolio II pursuant to a plan of reorganization approved by the Trustees of the Fund on December 8, 2008. The acquisition was accomplished by a tax-free exchange of 1,443,337,310 shares of the Fund for 1,443,337,310 shares outstanding of Liquid Assets Portfolio II as of the close of business on December 8, 2008. Each class of Liquid Assets Portfolio II was exchanged for the like class of shares of the Fund based on the relative net asset value of Liquid Assets Portfolio II to the net asset value of the Fund on the close of business, December 8, 2008. Liquid Assets Portfolio II's net assets at that date of $1,443,337,310 were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $19,346,409,541. The aggregate combined net assets of the Fund immediately following the reorganization was $20,789,746,851.


56        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
---------------------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED                           YEAR ENDED
                                                             FEBRUARY 28, 2009(a)                       AUGUST 31, 2008
                                                      ----------------------------------     ------------------------------------
                                                          SHARES              AMOUNT              SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                  7,298,505,088     $ 7,298,505,088      21,383,877,514     $ 21,383,877,514
---------------------------------------------------------------------------------------------------------------------------------
  Private Class                                        2,532,395,397       2,532,395,397       6,609,152,463        6,609,152,463
---------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                       2,506,903,309       2,506,903,309       5,521,580,502        5,521,580,502
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                1,934,310,580       1,934,310,580       6,200,992,322        6,200,992,322
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          160,700,959         160,700,959         629,801,275          629,801,275
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         547,483,367         547,483,367       1,868,876,942        1,868,876,942
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      1,175,801,172       1,175,801,172       2,194,033,150        2,194,033,150
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                      8,919,218           8,919,218          41,300,601           41,300,601
---------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            2,618,493           2,618,493          14,603,803           14,603,803
---------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                           2,340,910           2,340,910          10,759,391           10,759,391
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    9,051,291           9,051,291          42,517,657           42,517,657
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              136,680             136,680             735,735              735,735
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           1,622,310           1,622,310          10,113,783           10,113,783
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            863,806             863,806           9,435,972            9,435,972
=================================================================================================================================
Reacquired:
  Institutional Class                                 (8,744,328,629)     (8,744,328,629)    (19,599,613,048)     (19,599,613,048)
---------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       (2,694,731,763)     (2,694,731,763)     (6,555,735,854)      (6,555,735,854)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                      (2,600,629,133)     (2,600,629,133)     (5,536,226,513)      (5,536,226,513)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                     (2,390,854,402)     (2,390,854,402)     (6,803,830,896)      (6,803,830,896)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (212,292,567)       (212,292,567)       (595,736,042)        (595,736,042)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (767,028,627)       (767,028,627)     (1,966,576,757)      (1,966,576,757)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                       (915,438,544)       (915,438,544)     (2,430,731,739)      (2,430,731,739)
=================================================================================================================================
     Net increase (decrease) in share activity        (2,143,651,085)    $(2,143,651,085)      1,049,330,261     $  1,049,330,261
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


57        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED                            YEAR ENDED
                                                             FEBRUARY 28, 2009(a)                        AUGUST 31, 2008
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 33,604,868,360     $ 33,604,868,360      35,702,477,653     $ 35,702,477,653
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                        4,424,076,321        4,424,076,321      12,408,071,616       12,408,071,616
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                       1,686,064,104        1,686,064,104       3,848,088,844        3,848,088,844
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                               28,688,382,118       28,688,382,118      43,463,616,238       43,463,616,238
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          183,379,007          183,379,007         293,150,353          293,150,353
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       1,389,144,175        1,389,144,175       2,414,003,153        2,414,003,153
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     13,853,411,174       13,853,411,174       9,474,545,118        9,474,545,118
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     11,446,432           11,446,432          41,928,037           41,928,037
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            1,264,912            1,264,912           6,962,558            6,962,558
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                             741,211              741,211           8,446,866            8,446,866
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    6,190,002            6,190,002          56,812,923           56,812,923
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               42,978               42,978             950,382              950,382
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           1,865,471            1,865,471           9,333,747            9,333,747
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          3,693,592            3,693,592          23,001,743           23,001,743
==================================================================================================================================
Reacquired:
  Institutional Class                                (30,476,543,633)     (30,476,543,633)    (34,411,229,247)     (34,411,229,247)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       (4,516,780,018)      (4,516,780,018)    (12,511,848,191)     (12,511,848,191)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                      (1,767,694,867)      (1,767,694,867)     (3,800,075,036)      (3,800,075,036)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                    (23,392,918,906)     (23,392,918,906)    (38,797,233,344)     (38,797,233,344)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (166,644,618)        (166,644,618)       (327,471,831)        (327,471,831)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (1,464,405,203)      (1,464,405,203)     (2,169,863,789)      (2,169,863,789)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    (12,329,007,754)     (12,329,007,754)     (9,086,187,219)      (9,086,187,219)
==================================================================================================================================
     Net increase in share activity                    9,740,574,858     $  9,740,574,858       6,647,480,574     $  6,647,480,574
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


58        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED                            YEAR ENDED
                                                             FEBRUARY 28, 2009(a)                        AUGUST 31, 2008
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 31,394,699,064     $ 31,394,699,064      39,421,527,465     $ 39,421,527,465
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                        1,803,241,252        1,803,241,252       3,329,774,276        3,329,774,276
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                         120,166,334          120,166,334         267,913,494          267,913,494
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                5,452,487,555        5,452,487,555       8,083,319,406        8,083,319,406
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          290,877,949          290,877,949         796,154,027          796,154,027
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       2,190,828,852        2,190,828,852       1,777,768,570        1,777,768,570
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      4,899,880,026        4,899,880,026       5,788,049,900        5,788,049,900
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     18,630,151           18,630,151          35,539,937           35,539,937
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            1,417,379            1,417,379           9,036,583            9,036,583
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                              32,984               32,984             300,434              300,434
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    8,000,706            8,000,706          30,877,868           30,877,868
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              365,553              365,553           2,051,959            2,051,959
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           1,814,474            1,814,474           6,546,978            6,546,978
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          1,419,030            1,419,030          10,452,613           10,452,613
==================================================================================================================================
Reacquired:
  Institutional Class                                (24,576,192,247)     (24,576,192,247)    (38,814,590,406)     (38,814,590,406)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       (1,734,029,043)      (1,734,029,043)     (3,433,157,459)      (3,433,157,459)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                        (129,599,588)        (129,599,588)       (265,048,674)        (265,048,674)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                     (4,923,059,823)      (4,923,059,823)     (7,816,473,475)      (7,816,473,475)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (273,316,308)        (273,316,308)       (680,045,323)        (680,045,323)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (1,792,585,144)      (1,792,585,144)     (1,756,187,129)      (1,756,187,129)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     (2,999,431,323)      (2,999,431,323)     (6,089,085,115)      (6,089,085,115)
==================================================================================================================================
     Net increase in share activity                    9,755,647,833     $  9,755,647,833         704,725,929     $    704,725,929
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


59        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
--------------------------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED                          YEAR ENDED
                                                              FEBRUARY 28, 2009(a)                      AUGUST 31, 2008
                                                       ----------------------------------     ----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   1,242,283,554     $ 1,242,283,554      4,427,902,244     $ 4,427,902,244
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                           152,398,311         152,398,311        472,405,429         472,405,429
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                           86,799,637          86,799,637        126,337,927         126,337,927
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    12,398,835          12,398,835        183,449,680         183,449,680
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            40,160,370          40,160,370        100,382,142         100,382,142
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           14,067,449          14,067,449        158,168,294         158,168,294
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                  --                  --         52,388,000          52,388,000
================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                         934,935             934,935         14,691,932          14,691,932
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                                97,498              97,498            634,488             634,488
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                                   --                  --              6,420               6,420
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       121,189             121,189          2,206,800           2,206,800
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 1,002               1,002              7,655               7,655
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              107,847             107,847          1,745,022           1,745,022
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                  86                  86            182,654             182,654
================================================================================================================================
Reacquired:
  Institutional Class                                  (1,217,332,606)     (1,217,332,606)    (4,537,092,789)     (4,537,092,789)
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                          (142,923,447)       (142,923,447)      (475,821,153)       (475,821,153)
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                          (85,371,401)        (85,371,401)      (126,086,292)       (126,086,292)
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                         (20,809,824)        (20,809,824)      (249,868,575)       (249,868,575)
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (49,160,779)        (49,160,779)       (99,813,381)        (99,813,381)
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          (20,592,226)        (20,592,226)      (179,023,435)       (179,023,435)
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                  --                  --        (52,570,164)        (52,570,164)
================================================================================================================================
     Net increase (decrease) in share activity             13,180,430     $    13,180,430       (179,767,102)    $  (179,767,102)
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 62% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


60        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                   SUMMARY OF SHARE ACTIVITY
-----------------------------------------------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED                         FIVE MONTHS ENDED
                                                 FEBRUARY 28, 2009(a)                        AUGUST 31, 2008
                                        -------------------------------------     -------------------------------------
                                             SHARES               AMOUNT               SHARES               AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                     5,095,497,779       $ 5,095,497,779       7,893,478,906       $ 7,893,478,906
-----------------------------------------------------------------------------------------------------------------------
  Private Class                             302,027,093           302,027,093         334,825,871           334,825,871
-----------------------------------------------------------------------------------------------------------------------
  Personal Class                              7,896,665             7,896,665          32,787,412            32,787,412
-----------------------------------------------------------------------------------------------------------------------
  Cash Management Class                   1,416,763,769         1,416,763,769       1,999,426,502         1,999,426,502
-----------------------------------------------------------------------------------------------------------------------
  Reserve Class                              25,860,115            25,860,115          82,462,913            82,462,913
-----------------------------------------------------------------------------------------------------------------------
  Resource Class                            307,521,594           307,521,594         297,993,734           297,993,734
-----------------------------------------------------------------------------------------------------------------------
  Corporate Class                           585,088,112           585,088,112         400,391,562           400,391,562
=======================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                         3,964,541             3,964,541           8,786,228             8,786,228
-----------------------------------------------------------------------------------------------------------------------
  Private Class                               1,631,235             1,631,235           1,483,611             1,483,611
-----------------------------------------------------------------------------------------------------------------------
  Personal Class                                 13,782                13,782              36,050                36,050
-----------------------------------------------------------------------------------------------------------------------
  Cash Management Class                       5,518,282             5,518,282           5,430,385             5,430,385
-----------------------------------------------------------------------------------------------------------------------
  Reserve Class                                 159,820               159,820             256,853               256,853
-----------------------------------------------------------------------------------------------------------------------
  Resource Class                                819,934               819,934           1,076,175             1,076,175
-----------------------------------------------------------------------------------------------------------------------
  Corporate Class                               604,193               604,193             598,553               598,553
=======================================================================================================================
Reacquired:
  Institutional Class                    (5,388,560,135)       (5,388,560,135)     (9,393,355,249)       (9,393,355,249)
-----------------------------------------------------------------------------------------------------------------------
  Private Class                            (369,657,492)         (369,657,492)       (284,785,425)         (284,785,425)
-----------------------------------------------------------------------------------------------------------------------
  Personal Class                            (39,035,860)          (39,035,860)        (27,144,786)          (27,144,786)
-----------------------------------------------------------------------------------------------------------------------
  Cash Management                        (1,699,048,414)       (1,699,048,414)     (1,898,722,853)       (1,898,722,853)
-----------------------------------------------------------------------------------------------------------------------
  Reserve Class                             (46,503,929)          (46,503,929)       (100,385,146)         (100,385,146)
-----------------------------------------------------------------------------------------------------------------------
  Resource Class                           (372,491,887)         (372,491,887)       (279,947,365)         (279,947,365)
-----------------------------------------------------------------------------------------------------------------------
  Corporate Class                          (551,494,457)         (551,494,457)       (504,838,622)         (504,838,622)
=======================================================================================================================
     Net increase (decrease) in share
       activity                            (713,425,260)      $  (713,425,260)     (1,430,144,691)      $(1,430,144,691)
_______________________________________________________________________________________________________________________
=======================================================================================================================

                                               SUMMARY OF SHARE ACTIVITY
------------------------------------------------------------------------------
                                                      YEAR ENDED
                                                    MARCH 31, 2008
                                        --------------------------------------
                                             SHARES                AMOUNT
------------------------------------------------------------------------------
Sold:
  Institutional Class                     29,180,701,441      $ 29,180,701,441
------------------------------------------------------------------------------
  Private Class                              683,053,539           683,053,539
------------------------------------------------------------------------------
  Personal Class                             147,256,006           147,256,006
------------------------------------------------------------------------------
  Cash Management Class                    6,287,611,982         6,287,611,982
------------------------------------------------------------------------------
  Reserve Class                               89,382,790            89,382,790
------------------------------------------------------------------------------
  Resource Class                           1,682,213,737         1,682,213,737
------------------------------------------------------------------------------
  Corporate Class                          1,492,840,952         1,492,840,952
==============================================================================
Issued as reinvestment of dividends:
  Institutional Class                         50,778,338            50,778,338
------------------------------------------------------------------------------
  Private Class                                4,943,626             4,943,626
------------------------------------------------------------------------------
  Personal Class                                  38,268                38,268
------------------------------------------------------------------------------
  Cash Management Class                       14,407,512            14,407,512
------------------------------------------------------------------------------
  Reserve Class                                  328,466               328,466
------------------------------------------------------------------------------
  Resource Class                               8,318,683             8,318,683
------------------------------------------------------------------------------
  Corporate Class                                843,794               843,794
==============================================================================
Reacquired:
  Institutional Class                    (28,845,080,579)      (28,845,080,579)
------------------------------------------------------------------------------
  Private Class                             (623,791,849)         (623,791,849)
------------------------------------------------------------------------------
  Personal Class                            (146,499,731)         (146,499,731)
------------------------------------------------------------------------------
  Cash Management                         (6,233,600,807)       (6,233,600,807)
------------------------------------------------------------------------------
  Reserve Class                              (41,655,857)          (41,655,857)
------------------------------------------------------------------------------
  Resource Class                          (1,829,209,987)       (1,829,209,987)
------------------------------------------------------------------------------
  Corporate Class                         (1,507,207,217)       (1,507,207,217)
==============================================================================
     Net increase (decrease) in share
       activity                              415,673,107      $    415,673,107
______________________________________________________________________________
==============================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 46% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.



61        SHORT-TERM INVESTMENTS TRUST

NOTE 9 -- FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.



                                 PERSONAL CLASS

                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET              ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,       NET         (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                           BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                           OF PERIOD    INCOME     UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO
Six months ended 02/28/09    $1.00       $0.01(b)     $(0.00)       $0.01      $(0.01)       $   --         $(0.01)       $1.00
Year ended 08/31/08           1.00        0.03(b)       0.00         0.03       (0.03)        (0.00)         (0.03)        1.00
Year ended 08/31/07           1.00        0.05          0.00         0.05       (0.05)           --          (0.05)        1.00
Year ended 08/31/06           1.00        0.04          0.00         0.04       (0.04)        (0.00)         (0.04)        1.00
Year ended 08/31/05           1.00        0.02          0.00         0.02       (0.02)           --          (0.02)        1.00
Year ended 08/31/04           1.00        0.00         (0.00)        0.00       (0.00)           --          (0.00)        1.00
---------------------------------------------------------------------------------------------------------------------------------
STIC PRIME PORTFOLIO
Six months ended 02/28/09     1.00        0.01(b)       0.00         0.01       (0.01)           --          (0.01)        1.00
Year ended 08/31/08           1.00        0.03(b)       0.00         0.03       (0.03)           --          (0.03)        1.00
Year ended 08/31/07           1.00        0.05            --         0.05       (0.05)           --          (0.05)        1.00
Year ended 08/31/06           1.00        0.04            --         0.04       (0.04)           --          (0.04)        1.00
Year ended 08/31/05           1.00        0.02            --         0.02       (0.02)           --          (0.02)        1.00
Year ended 08/31/04           1.00        0.00         (0.00)        0.00       (0.00)           --          (0.00)        1.00
---------------------------------------------------------------------------------------------------------------------------------
TREASURY PORTFOLIO
Six months ended 02/28/09     1.00        0.00(b)       0.00         0.00       (0.00)           --          (0.00)        1.00
Year ended 08/31/08           1.00        0.02(b)       0.00         0.02       (0.02)        (0.00)         (0.02)        1.00
Year ended 08/31/07           1.00        0.05          0.00         0.05       (0.05)           --          (0.05)        1.00
Year ended 08/31/06           1.00        0.04          0.00         0.04       (0.04)           --          (0.04)        1.00
Year ended 08/31/05           1.00        0.02          0.00         0.02       (0.02)        (0.00)         (0.02)        1.00
Year ended 08/31/04           1.00        0.00          0.00         0.00       (0.00)        (0.00)         (0.00)        1.00
---------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT & AGENCY PORTFOLIO
Six months ended 02/28/09     1.00        0.00(b)       0.00         0.00       (0.00)           --          (0.00)        1.00
Year ended 08/31/08           1.00        0.03(b)       0.00         0.03       (0.03)           --          (0.03)        1.00
Year ended 08/31/07           1.00        0.05          0.00         0.05       (0.05)           --          (0.05)        1.00
Year ended 08/31/06           1.00        0.04         (0.00)        0.04       (0.04)           --          (0.04)        1.00
Year ended 08/31/05           1.00        0.02          0.00         0.02       (0.02)           --          (0.02)        1.00
Year ended 08/31/04           1.00        0.00         (0.00)        0.00       (0.00)           --          (0.00)        1.00
---------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT TAXADVANTAGE PORTFOLIO
Six months ended 02/28/09     1.00        0.00(b)       0.00         0.00       (0.00)           --          (0.00)        1.00
Year ended 08/31/08           1.00        0.03(b)       0.00         0.03       (0.03)           --          (0.03)        1.00
Year ended 08/31/07           1.00        0.05          0.00         0.05       (0.05)           --          (0.05)        1.00
Year ended 08/31/06           1.00        0.04          0.00         0.04       (0.04)           --          (0.04)        1.00
Year ended 08/31/05           1.00        0.02          0.00         0.02       (0.02)           --          (0.02)        1.00
Year ended 08/31/04           1.00        0.00          0.00         0.00       (0.00)        (0.00)         (0.00)        1.00
---------------------------------------------------------------------------------------------------------------------------------
TAX-FREE CASH RESERVE PORTFOLIO
Six months ended 02/28/09     1.00        0.01(b)       0.00         0.01       (0.01)           --          (0.01)        1.00
Five months ended
  08/31/08                    1.00        0.01(b)       0.00         0.01       (0.01)           --          (0.01)        1.00
Year ended 03/31/08           1.00        0.03         (0.00)        0.03       (0.03)           --          (0.03)        1.00
Year ended 03/31/07           1.00        0.03            --         0.03       (0.03)           --          (0.03)        1.00
Year ended 03/31/06           1.00        0.02            --         0.02       (0.02)           --          (0.02)        1.00
Year ended 03/31/05           1.00        0.01            --         0.01       (0.01)           --          (0.01)        1.00
Year ended 03/31/04           1.00        0.00            --         0.00       (0.00)           --          (0.00)        1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                                          RATIO OF          RATIO OF
                                                          EXPENSES          EXPENSES
                                                         TO AVERAGE      TO AVERAGE NET  RATIO OF NET
                                                         NET ASSETS      ASSETS WITHOUT   INVESTMENT
                                        NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS       INCOME
                             TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES   TO AVERAGE
                           RETURN(a)  (000S OMITTED)      ABSORBED          ABSORBED      NET ASSETS
-----------------------------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO
Six months ended 02/28/09     0.72%      $122,860           0.71%(c)          0.97%(c)       1.43%(c)
Year ended 08/31/08           3.23        118,757           0.67              0.92           3.09
Year ended 08/31/07           4.80         81,408           0.67              0.93           4.70
Year ended 08/31/06           4.00         64,434           0.67              0.93           3.95
Year ended 08/31/05           1.94         46,190           0.67              0.94           1.89
Year ended 08/31/04           0.50         48,166           0.67              0.93           0.49
-----------------------------------------------------------------------------------------------------
STIC PRIME PORTFOLIO
Six months ended 02/28/09     0.51        314,705           0.66(c)           0.97(c)        1.04(c)
Year ended 08/31/08           3.06        406,065           0.67              0.93           2.91
Year ended 08/31/07           4.81        409,936           0.67              0.94           4.70
Year ended 08/31/06           4.02        299,205           0.67              0.94           3.98
Year ended 08/31/05           1.96        162,749           0.67              0.94           1.93
Year ended 08/31/04           0.47        111,925           0.67              0.94           0.46
-----------------------------------------------------------------------------------------------------
TREASURY PORTFOLIO
Six months ended 02/28/09     0.10        390,198           0.58(c)           0.96(c)        0.14(c)
Year ended 08/31/08           2.37        471,083           0.67              0.93           2.11
Year ended 08/31/07           4.59        414,629           0.67              0.94           4.48
Year ended 08/31/06           3.80        332,351           0.67              0.95           3.72
Year ended 08/31/05           1.81        273,461           0.67              0.95           1.78
Year ended 08/31/04           0.42        304,225           0.67              0.94           0.40
-----------------------------------------------------------------------------------------------------
GOVERNMENT & AGENCY PORTFOLIO
Six months ended 02/28/09     0.30         20,364           0.70(c)           0.91(c)        0.49(c)
Year ended 08/31/08           2.86         29,764           0.67              0.89           2.73
Year ended 08/31/07           4.73         26,598           0.67              0.90           4.63
Year ended 08/31/06           3.92         39,599           0.67              0.91           3.90
Year ended 08/31/05           1.88         38,024           0.67              0.92           1.87
Year ended 08/31/04           0.48         29,147           0.67              0.90           0.48
-----------------------------------------------------------------------------------------------------
GOVERNMENT TAXADVANTAGE PORTFOLIO
Six months ended 02/28/09     0.22         12,674           0.65(c)           1.08(c)        0.40(c)
Year ended 08/31/08           2.71         11,245           0.67              0.99           2.75
Year ended 08/31/07           4.63         10,986           0.67              1.05           4.53
Year ended 08/31/06           3.84          6,543           0.67              1.12           3.76
Year ended 08/31/05           1.83          5,607           0.67              1.16           1.85
Year ended 08/31/04           0.43          6,087           0.67              1.08           0.43
-----------------------------------------------------------------------------------------------------
TAX-FREE CASH RESERVE PORTFOLIO
Six months ended 02/28/09     0.52          9,019           0.79(c)           1.05(c)        1.07(c)
Five months ended
  08/31/08                    0.49         40,145           0.77(d)           1.00(d)        1.21(d)
Year ended 03/31/08           2.71         34,464           0.77              1.00           2.68
Year ended 03/31/07           2.84         33,670           0.77              1.00           2.81
Year ended 03/31/06           1.97         20,902           0.77              1.02           1.94
Year ended 03/31/05           0.68         10,877           0.77              1.02           0.69
Year ended 03/31/04           0.28         10,394           0.77              1.02           0.28
_____________________________________________________________________________________________________
=====================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.
(b)  Calculated using average shares outstanding.
(c) Ratios are annualized and based on average daily net assets (000s omitted) of $139,147, $395,267, $410,021, $27,498, $15,584, and $12,239 for Liquid
     Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)  Annualized.


62        SHORT-TERM INVESTMENTS TRUST

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals alleging that the defendants permitted improper market timing and related activity in the AIM Funds.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues were transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On January 5, 2008, the parties reached an agreement in principle to settle both the Consolidated Amended Class Action Complaint and Consolidated Amended Fund Derivative Complaint, subject to the MDL Court approval. Individual class members have the right to object. On December 15, 2008, the parties reached an agreement in principle to settle the Amended Class Action Complaint for Violations of ERISA, subject to the MDL Court approval. Individual class members have the right to object. No payments are required under the settlement; however, the parties agreed that certain limited changes to benefit plans and participants' accounts would be made.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals in the future.

  Management of Invesco Aim and the Fund believe that the outcome of the Pending Litigation and Regulatory Inquiries described above will have no material adverse affect on the Fund or on the ability of Invesco Aim and IADI to provide ongoing services to the Fund.


63        SHORT-TERM INVESTMENTS TRUST

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder in the Personal Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2008, through February 28, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------------------
                                                                                HYPOTHETICAL
                                                                          (5% ANNUAL RETURN BEFORE
                                                       ACTUAL                     EXPENSES)
                                             ------------------------------------------------------
                                BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                              ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
       PERSONAL CLASS           (09/01/08)   (02/28/09)(1)   PERIOD(2)     (02/28/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio         $1,000.00      $1,007.20       $3.53       $1,021.27       $3.56        0.71%
---------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio             1,000.00       1,005.10        3.28        1,021.52        3.31        0.66
---------------------------------------------------------------------------------------------------------------
Treasury Portfolio               1,000.00       1,001.00        2.88        1,021.92        2.91        0.58
---------------------------------------------------------------------------------------------------------------
Government & Agency
  Portfolio                      1,000.00       1,003.00        3.48        1,021.32        3.51        0.70
---------------------------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                      1,000.00       1,002.20        3.23        1,021.57        3.26        0.65
---------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve
  Portfolio                      1,000.00       1,005.20        3.93        1,020.88        3.96        0.79
---------------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Funds for the period September 1, 2008, through February 28, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to each Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


64        SHORT-TERM INVESTMENTS TRUST

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. Qualified persons, including beneficial owners of the Fund's shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. To locate each Fund's portfolio holdings information, access the Fund's overview page. Links to each Fund's complete quarterly holdings will be available on this Web page. Shareholders can also look up the Fund's Form N-Q flings on the SEC website, sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the AIM website, invescoaim.com. On the home page, scroll down and click on "Proxy Policy." The information is also available on the SEC website, sec.gov.

      Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the "About Us" tab, click on "Required Notices" and then click on "Proxy Voting Activity." Next, select the Fund from the drop-down menu. This information is also available on the SEC website, sec.gov.

If used after July 20, 2009, this report must be accompanied by a Fund fact sheet for the most recent month-end. Invesco Aim--Service Mark-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

      It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                               [INVESCO AIM LOGO]
                                - SERVICE MARK -

             invescoaim.com       STIT-SAR-6      Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]     PRIVATE INVESTMENT CLASS
 - SERVICE MARK -      SHORT-TERM INVESTMENTS TRUST (STIT)
                       Liquid Assets Portfolio
                       STIC Prime Portfolio
                       Treasury Portfolio
                       Government & Agency Portfolio
                       Government TaxAdvantage Portfolio
                       Tax-Free Cash Reserve Portfolio

                       Semiannual Report to Shareholders - February 28, 2009

                               [Mountain Graphic]

2     Fund Data
3     Letters to Shareholders
4     Schedules of Investments
44    Financial Statements
51    Notes to Financial Statements
62    Financial Highlights
64    Fund Expenses

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

INVESCO AIM CASH MANAGEMENT IS A BRAND NAME ENCOMPASSING PRODUCTS AND SERVICES PROVIDED BY ONE OR MORE SUBSIDIARIES OF INVESCO LTD.

Unless otherwise stated, information presented in this report is as of February 28, 2009, and is based on total net assets. Unless otherwise stated, all data provided by Invesco Aim.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND DATA

PRIVATE INVESTMENT CLASS DATA AS OF 2/28/09

                                          YIELDS
                                      7-DAY SEC YIELDS
                                       HAD FEES NOT                  WEIGHTED AVERAGE MATURITY
                                     BEEN WAIVED AND/OR           RANGE DURING
                           7-DAY       EXPENSES NOT      MONTHLY   REPORTING     AT REPORTING
FUND                     SEC YIELDS  BEEN REIMBURSED      YIELDS    PERIOD       PERIOD END     TOTAL NET ASSETS
Liquid Assets              0.67%          0.42%           0.71%    23 - 55 days     48 days      $730.1 million
STIC Prime                 0.05          -0.21            0.06      9 - 28 days     21 days       541.1 million
Treasury                   0.05          -0.21            0.05     27 - 54 days     31 days         1.0 billion
Government & Agency        0.25           0.03            0.31     15 - 47 days     30 days       575.3 million
Government TaxAdvantage    0.21          -0.16            0.17     18 - 38 days     23 days        50.1 million
Tax-Free Cash Reserve      0.31           0.03            0.25     25 - 39 days     30 days       234.8 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invescoaim.com for the most recent month-end performance. Investment return will vary. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower. Monthly yields represent annualized results for the month, net of fees and expenses, and exclude any realized capital gains or losses.

2     SHORT-TERM INVESTMENTS TRUST

[CROCKETT PHOTO]

Bruce Crockett

Dear Fellow Shareholders:

Since my last letter, continuing troubles in the global economy and financial markets have negatively affected all investors. Even with the stimulus efforts, considerable anxiety remains about how, when and what kind of a recovery will occur. While no one likes to see investment values decline as sharply as they have recently in many global markets, we can find some consolation in the knowledge that our fund investments are more transparent, more comprehensively governed, and more closely regulated than most other kinds of investments.

      We want to take this opportunity to provide a brief update on our money market funds, which are committed to providing safety, liquidity and yield. These funds' conservative investment philosophy, in place for over 28 years, has served our clients well during this very difficult market environment. For example, since the start of the global credit and liquidity crisis in 2007:

- All portfolios have maintained $1.00 net asset values (NAV) at all times in all of our money market funds;

- All redemption requests were made without interruption in all of our money market funds;

- Invesco Aim did not have to purchase any securities out of any money market fund;

- Invesco Aim did not have to provide any form of capital support to any money market fund; and

- No securities experienced downgrades below Tier 1 quality in any money market fund.

      Your Board has already begun the annual review and management contract renewal process with the continuing goal of making the AIM Funds one of the best and most cost-effective ways for you to invest.

      Please feel free to contact me in writing with your questions or concerns. You can send an email to me at bruce@brucecrockett.com.

Best regards,

/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

[KELLEY PHOTO]

Karen Dunn Kelley

Dear Shareholders:

As I write this letter, the turbulence and uncertainty that characterized financial and credit markets in 2008 continues -- and appears likely to continue for the foreseeable future. Global economic weakness, generally disappointing corporate earnings and credit market turmoil prompted investors to become increasingly risk averse during the six months ended February 28, 2009.

      At the same time investors were pouring money into the relative safety of short-term fixed-income instruments, such as money market funds, the U.S. Federal Reserve (the Fed), in concert with other central banks around the globe, was sharply reducing short-term interest rate targets in an effort to stimulate the economy. This increased demand for short-term fixed-income instruments, together with aggressive action by the Fed, caused money market yields to decline sharply during the reporting period.

      The extraordinary economic and market challenges we face have been met with extraordinary government actions intended to bolster investor confidence, provide much-needed liquidity to the credit markets and jumpstart the economy.

      Regardless of economic or market conditions, Invesco Aim Cash Management, part of Invesco Worldwide Fixed Income, continues to emphasize that safety is of paramount importance to the investment process for all of our money market funds. Our conservative investment philosophy, which has been in place for more than 28 years, has always focused on, and will always focus on, providing safety, liquidity and yield -- in that order -- to our money market fund investors.

      All of us at Invesco Aim Worldwide Fixed Income are dedicated to helping our clients achieve their short-term cash management needs. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Cash Management representatives at 800 659 1005.

Sincerely,

/S/ KAREN DUNN KELLEY

Karen Dunn Kelley
CEO, Invesco Worldwide Fixed Income

3     SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

February 28, 2009
(Unaudited)

LIQUID ASSETS PORTFOLIO



                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER-51.66%(a)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES-8.64%

  Amstel Funding Corp.(b)(c)                          2.65%     03/10/09    $    110,000    $   109,927,125
-----------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          2.90%     03/10/09         300,000        299,782,500
-----------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          1.75%     04/09/09          50,000         49,905,208
-----------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          2.30%     04/20/09         500,000        498,402,778
-----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                    0.60%     04/23/09         109,222        109,125,520
-----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                    0.75%     05/04/09         250,000        249,666,667
-----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                    0.75%     05/11/09         200,000        199,704,167
-----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                    0.75%     05/12/09         225,000        224,662,500
-----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                    0.75%     05/13/09         160,000        159,756,667
-----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                    0.75%     05/19/09         200,000        199,670,833
===========================================================================================================
                                                                                              2,100,603,965
===========================================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-9.16%

  Concord Minutemen Capital Co., LLC
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            1.45%     03/02/09          50,000         49,997,986
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            2.30%     03/02/09         200,000        199,987,222
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            2.30%     03/11/09         200,000        199,872,222
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            1.25%     05/22/09         200,000        199,430,556
-----------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            1.65%     03/02/09         175,000        174,991,979
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            2.30%     03/06/09         200,000        199,936,111
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            0.90%     03/23/09         100,000         99,945,000
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            0.90%     03/24/09          80,000         79,954,000
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            1.05%     04/13/09         100,000         99,874,583
-----------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC (CEP-Lloyds TSB Bank
     PLC)(b)(c)                                       0.50%     03/02/09         200,000        199,997,222
-----------------------------------------------------------------------------------------------------------
  Legacy Capital Co., LLC-Series A, (Multi
     CEP's-Liberty Hampshire Co., LLC; agent)(c)      2.40%     04/07/09         150,000        149,630,000
-----------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(c)                                      2.30%     03/09/09         114,000        113,941,734
-----------------------------------------------------------------------------------------------------------
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(c)                                      1.05%     04/01/09         100,000         99,909,583
-----------------------------------------------------------------------------------------------------------
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(c)                                      1.05%     04/02/09         100,000         99,906,667
-----------------------------------------------------------------------------------------------------------
  Liberty Street Funding LLC (CEP-Bank of Nova
     Scotia)(b)(c)                                    0.75%     05/15/09         100,000         99,843,750
-----------------------------------------------------------------------------------------------------------
  Variable Funding Capital Co., LLC
     (CEP-Wells Fargo Bank, N.A.)(c)                  1.44%     03/27/09         100,000         99,896,000
-----------------------------------------------------------------------------------------------------------
     (CEP-Wells Fargo Bank, N.A.)(c)                  0.55%     04/14/09           8,300          8,294,421
-----------------------------------------------------------------------------------------------------------
     (CEP-Wells Fargo Bank, N.A.)(c)                  0.55%     04/22/09          50,000         49,960,278
===========================================================================================================
                                                                                              2,225,369,314
===========================================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-14.59%

  Amsterdam Funding Corp.(c)                          0.85%     05/13/09         100,000         99,827,639
-----------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization, LLC(c)               0.60%     04/16/09         100,000         99,923,333
-----------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization, LLC(c)               0.60%     04/17/09         100,000         99,921,667
-----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

  Atlantic Asset Securitization, LLC(c)               0.62%     04/23/09    $    200,000    $   199,817,444
-----------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization, LLC(c)               0.65%     05/05/09         100,000         99,882,639
-----------------------------------------------------------------------------------------------------------
  Barton Capital, LLC(c)                              0.55%     04/02/09         100,097        100,048,064
-----------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(c)                          0.45%     03/25/09          98,364         98,334,491
-----------------------------------------------------------------------------------------------------------
  Clipper Receivables Co., LLC(c)                     0.70%     03/06/09         285,000        284,972,292
-----------------------------------------------------------------------------------------------------------
  Enterprise Funding Co., LLC(c)                      0.67%     05/20/09          72,024         71,916,764
-----------------------------------------------------------------------------------------------------------
  Falcon Asset Securitization Corp.(c)                0.50%     04/13/09         140,000        139,916,389
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.75%     03/17/09          90,000         89,970,000
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.70%     04/14/09          65,000         64,944,389
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.85%     04/20/09         100,312        100,193,576
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.90%     04/24/09         250,000        249,662,500
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.80%     04/28/09          65,000         64,916,222
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.80%     04/29/09         135,000        134,823,000
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.85%     05/05/09         175,000        174,731,424
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.90%     05/11/09         300,000        299,467,500
-----------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                      0.50%     03/03/09         150,000        149,995,833
-----------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                      0.55%     03/12/09         150,066        150,040,781
-----------------------------------------------------------------------------------------------------------
  Ranger Funding Co., LLC(c)                          0.68%     05/20/09          78,495         78,376,385
-----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(c)                      0.50%     03/25/09         118,000        117,960,667
-----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(c)                      0.60%     04/07/09         100,000         99,938,333
-----------------------------------------------------------------------------------------------------------
  Thames Asset Global Securitization No. 1,
     Inc.(b)(c)                                       0.65%     03/12/09         219,392        219,348,426
-----------------------------------------------------------------------------------------------------------
  Thames Asset Global Securitization No. 1,
     Inc.(b)(c)                                       0.70%     03/17/09          86,399         86,372,120
-----------------------------------------------------------------------------------------------------------
  Tulip Funding Corp.(b)(c)                           0.80%     04/23/09          80,194         80,099,549
-----------------------------------------------------------------------------------------------------------
  Yorktown Capital LLC(c)                             0.65%     04/23/09          90,525         90,438,373
===========================================================================================================
                                                                                              3,545,839,800
===========================================================================================================


ASSET-BACKED SECURITIES-SECURITIES-6.43%

  Aspen Funding Corp.(c)                              1.85%     03/05/09         150,000        149,969,167
-----------------------------------------------------------------------------------------------------------
  Aspen Funding Corp.(c)                              0.92%     04/23/09         100,000         99,864,555
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         1.20%     03/11/09         165,000        164,945,000
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         1.40%     03/20/09         150,000        149,889,167
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         0.90%     04/07/09          45,000         44,958,375
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         0.90%     04/21/09         143,035        142,852,630
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         1.00%     04/22/09         100,000         99,855,556
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         1.00%     04/24/09          40,000         39,940,000
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         1.05%     04/27/09          95,000         94,842,062
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         1.05%     05/07/09         140,000        139,726,417
-----------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(c)                            0.92%     04/24/09         100,000         99,862,000
-----------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd/Corp.(b)(c)                       0.70%     03/02/09          95,000         94,998,153
-----------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd/Corp.(b)(c)                       1.85%     03/02/09         140,000        139,992,805
-----------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd/Corp.(b)(c)                       1.05%     04/06/09         100,000         99,895,000
===========================================================================================================
                                                                                              1,561,590,887
===========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-0.33%

  Market Street Funding LLC(c)                        0.33%     03/02/09    $     80,840    $    80,839,259
===========================================================================================================


CONSUMER FINANCE-0.82%

  HSBC Finance Corp.                                  2.05%     03/10/09         200,000        199,897,500
===========================================================================================================


DIVERSIFIED BANKS-8.09%

  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)         0.82%     04/13/09          50,000         49,951,028
-----------------------------------------------------------------------------------------------------------
  Bank of Nova Scotia(b)                              0.77%     05/11/09         160,000        159,757,022
-----------------------------------------------------------------------------------------------------------
  BNP Paribas Finance Inc.(b)                         1.01%     06/19/09          50,000         49,845,695
-----------------------------------------------------------------------------------------------------------
  Calyon North America Inc.(b)                        2.65%     03/13/09          58,250         58,198,546
-----------------------------------------------------------------------------------------------------------
  Calyon North America Inc.(b)                        1.46%     08/18/09         100,000         99,310,556
-----------------------------------------------------------------------------------------------------------
  ING (US) Funding LLC(b)                             0.60%     03/13/09         100,000         99,980,000
-----------------------------------------------------------------------------------------------------------
  ING (US) Funding LLC(b)                             1.30%     04/06/09         175,000        174,772,500
-----------------------------------------------------------------------------------------------------------
  ING (US) Funding LLC(b)                             0.64%     04/09/09         120,000        119,916,800
-----------------------------------------------------------------------------------------------------------
  Landesbank Baden-Wurttemberg(b)                     0.55%     03/12/09         175,000        174,970,590
-----------------------------------------------------------------------------------------------------------
  Lloyds TSB Bank PLC(b)                              2.00%     03/05/09         126,510        126,481,887
-----------------------------------------------------------------------------------------------------------
  Rabobank USA Financial Corp.(b)                     0.74%     05/11/09         110,000        109,839,461
-----------------------------------------------------------------------------------------------------------
  Santander Central Hispano Finance (Delaware)
     Inc.(b)                                          1.10%     06/09/09          70,000         69,786,111
-----------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             1.94%     03/06/09         175,000        174,952,847
-----------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             0.60%     04/14/09         150,000        149,890,000
-----------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             0.65%     04/20/09         150,000        149,864,583
-----------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             0.95%     05/04/09         200,000        199,662,222
===========================================================================================================
                                                                                              1,967,179,848
===========================================================================================================


LIFE & HEALTH INSURANCE-1.03%

  Metlife Short Term Funding, LLC(c)                  0.65%     03/06/09         250,000        249,977,431
===========================================================================================================


PACKAGED FOODS & MEATS-0.41%

  Nestle Capital Corp.(b)(c)                          0.70%     10/06/09         100,000         99,574,167
===========================================================================================================


REGIONAL BANKS-2.16%

  Abbey National North America LLC(b)                 0.51%     03/16/09         200,000        199,957,500
-----------------------------------------------------------------------------------------------------------
  ANZ National (Int'l) Ltd.(b)(c)                     0.75%     04/14/09         125,000        124,885,417
-----------------------------------------------------------------------------------------------------------
  ANZ National (Int'l) Ltd.(b)(c)                     0.76%     04/20/09         100,000         99,894,445
-----------------------------------------------------------------------------------------------------------
  ANZ National (Int'l) Ltd.(b)(c)                     1.09%     05/05/09         100,000         99,803,194
===========================================================================================================
                                                                                                524,540,556
===========================================================================================================
     Total Commercial Paper (Cost $12,555,412,727)                                           12,555,412,727
===========================================================================================================



CERTIFICATES OF DEPOSIT-24.46%

  Abbey National Treasury Services PLC(d)             0.87%     07/15/09         100,000        100,003,510
-----------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.63%     03/09/09          85,000         85,000,187
-----------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.13%     04/14/09         100,000        100,001,213
-----------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               1.75%     04/15/09         150,000        150,001,864
-----------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.27%     05/11/09         150,000        150,002,931
-----------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               1.67%     06/18/09         150,000        150,004,503
-----------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               1.12%     08/19/09         100,000        100,004,724
-----------------------------------------------------------------------------------------------------------
  Bank of Nova Scotia                                 0.60%     04/06/09          50,000         50,000,499
-----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

  Bank of Nova Scotia (United Kingdom)(b)             0.82%     05/18/09    $    100,000    $   100,002,162
-----------------------------------------------------------------------------------------------------------
  Bank of Nova Scotia                                 0.75%     06/24/09         100,000        100,003,187
-----------------------------------------------------------------------------------------------------------
  BNP Paribas                                         0.91%     05/05/09         100,000        100,001,801
-----------------------------------------------------------------------------------------------------------
  BNP Paribas                                         1.42%     05/22/09         150,000        150,003,397
-----------------------------------------------------------------------------------------------------------
  BNP Paribas                                         1.74%     06/18/09         150,000        150,004,503
-----------------------------------------------------------------------------------------------------------
  BNP Paribas                                         1.08%     07/09/09          30,000         30,018,873
-----------------------------------------------------------------------------------------------------------
  BNP Paribas                                         1.21%     08/17/09         150,000        150,006,999
-----------------------------------------------------------------------------------------------------------
  BNP Paribas                                         1.20%     08/19/09         100,000        100,000,000
-----------------------------------------------------------------------------------------------------------
  BNP Paribas (United Kingdom)(b)                     1.00%     07/13/09         100,000        100,003,703
-----------------------------------------------------------------------------------------------------------
  BNP Paribas (United Kingdom)(b)                     1.20%     07/29/09         100,000        100,004,142
-----------------------------------------------------------------------------------------------------------
  Calyon(d)                                           2.41%     03/11/09         100,000        100,000,000
-----------------------------------------------------------------------------------------------------------
  Calyon                                              2.00%     04/20/09         200,000        200,000,000
-----------------------------------------------------------------------------------------------------------
  Calyon                                              1.15%     05/20/09          50,000         50,000,000
-----------------------------------------------------------------------------------------------------------
  Calyon                                              1.25%     06/08/09         200,000        200,000,000
-----------------------------------------------------------------------------------------------------------
  Calyon                                              1.84%     06/29/09         100,000        100,003,303
-----------------------------------------------------------------------------------------------------------
  Calyon                                              0.90%     07/14/09          50,000         50,001,867
-----------------------------------------------------------------------------------------------------------
  Calyon                                              1.30%     07/29/09         100,000        100,000,000
-----------------------------------------------------------------------------------------------------------
  Calyon                                              1.41%     08/11/09         200,000        200,008,991
-----------------------------------------------------------------------------------------------------------
  Credit Suisse(d)                                    2.24%     06/16/09          50,000         49,994,616
-----------------------------------------------------------------------------------------------------------
  HSBC Bank PLC (United Kingdom)(b)                   1.03%     04/02/09         150,000        150,001,330
-----------------------------------------------------------------------------------------------------------
  HSBC Bank PLC (United Kingdom)(b)                   1.46%     10/09/09         100,000        100,006,100
-----------------------------------------------------------------------------------------------------------
  Landesbank Baden-Wurttemberg                        0.57%     03/20/09         150,000        150,000,848
-----------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(b)    1.00%     04/07/09         150,000        150,001,538
-----------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(b)    0.81%     05/12/09         175,000        175,003,493
-----------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(b)    0.82%     05/18/09         100,000        100,002,162
-----------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  3.02%     03/09/09          50,500         50,526,497
-----------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  2.92%     03/16/09          50,000         50,033,447
-----------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  0.76%     05/11/09         150,000        150,002,953
-----------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  0.95%     08/19/09         150,000        150,007,091
-----------------------------------------------------------------------------------------------------------
  Royal Bank of Canada                                0.60%     05/26/09         100,000        100,000,000
-----------------------------------------------------------------------------------------------------------
  Royal Bank of Canada(d)                             2.12%     12/16/09         150,000        150,000,000
-----------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC(d)                       0.75%     08/06/09         250,000        250,000,000
-----------------------------------------------------------------------------------------------------------
  Societe Generale                                    1.00%     05/11/09         125,000        125,000,000
-----------------------------------------------------------------------------------------------------------
  Societe Generale (United Kingdom)(b)                0.93%     04/02/09         100,000        100,000,887
-----------------------------------------------------------------------------------------------------------
  Societe Generale (United Kingdom)(b)                0.76%     05/15/09         130,000        130,002,027
-----------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B.(d)                       1.73%     07/08/09         100,000        100,000,000
-----------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B.(d)                       1.60%     08/26/09         150,000        150,000,000
-----------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                               2.05%     06/16/09         150,000        150,004,412
-----------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                               1.90%     10/02/09         125,000        125,007,360
-----------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                               1.85%     10/05/09         100,000        100,005,971
-----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

  Toronto-Dominion Bank                               1.51%     11/12/09    $     75,000    $    75,005,271
-----------------------------------------------------------------------------------------------------------
  Westpac Banking Corp.                               1.22%     04/16/09         150,000        150,001,909
===========================================================================================================
     Total Certificates of Deposit (Cost
       $5,945,690,271)                                                                        5,945,690,271
===========================================================================================================



MEDIUM-TERM NOTES-6.92%

  Bank of America Corp., Sr. Unsec. Floating Rate
     MTN(d)                                           1.59%     03/24/09         239,910        239,907,708
-----------------------------------------------------------------------------------------------------------
  BBVA U.S. Senior, S.A. Unipersonal, Sr. Unsec.
     Gtd. Unsub. Floating Rate MTN(b)(c)(d)           1.21%     04/17/09         145,000        145,040,088
-----------------------------------------------------------------------------------------------------------
  ING Bank N.V., Sr. Unsec. Floating Rate
     MTN(b)(c)(d)                                     2.22%     09/16/09         100,000        100,000,000
-----------------------------------------------------------------------------------------------------------
  National City Corp., Sr. Unsec. Floating Rate
     MTN(d)                                           1.54%     03/20/09         139,000        139,021,128
-----------------------------------------------------------------------------------------------------------
  Procter & Gamble International Funding S.C.A.,
     Sr. Unsec. Gtd. Floating Rate MTN(d)             1.49%     02/08/10          80,000         80,000,000
-----------------------------------------------------------------------------------------------------------
  Rabobank Nederland, Series 1537 A, Sr. Floating
     Rate MTN(b)(c)(d)                                1.41%     04/06/09         100,000         99,995,583
-----------------------------------------------------------------------------------------------------------
  Royal Bank of Canada, Series C, Sr. Unsec.
     Floating Rate MTN(d)                             1.29%     07/15/09         150,000        150,000,000
-----------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp., Series B, Floating
     Rate MTN(d)                                      0.72%     08/03/09         150,000        150,000,000
-----------------------------------------------------------------------------------------------------------
  Wachovia Bank N.A., Sr. Unsec. Floating Rate
     MTN(d)                                           1.54%     03/23/09         302,026        302,163,540
-----------------------------------------------------------------------------------------------------------
  Wells Fargo & Co., Sr. Unsec. Floating Rate
     Global MTN(d)                                    0.44%     05/01/09          25,000         24,985,295
-----------------------------------------------------------------------------------------------------------
  Wells Fargo Bank, N.A., Sr. Unsec. Floating Rate
     MTN(d)                                           0.91%     09/08/09         250,000        250,000,000
===========================================================================================================
     Total Medium-Term Notes (Cost $1,681,113,342)                                            1,681,113,342
===========================================================================================================



TIME DEPOSITS-2.11%

  ABN-Amro (Cayman Islands)(b)                        0.22%     03/02/09         337,470        337,470,222
-----------------------------------------------------------------------------------------------------------
  Societe Generale (Cayman Islands)(b)                0.22%     03/02/09         175,000        175,000,000
===========================================================================================================
     Total Time Deposits (Cost $512,470,222)                                                    512,470,222
===========================================================================================================



VARIABLE RATE DEMAND NOTES-1.98%(e)

LETTER OF CREDIT ENHANCED-1.98%(F)

  Atlanticare Health Services, Inc.; Series 2003,
     Taxable Bonds (LOC-Wells Fargo Bank, N.A.)       1.00%     10/01/33          16,190         16,190,000
-----------------------------------------------------------------------------------------------------------
  Baltimore (City of), Maryland (Baltimore City
     Parking System Facilities); Series 2008, Ref.
     Taxable RB (LOC-Bank of America, N.A.)           1.00%     07/01/32          23,000         23,000,000
-----------------------------------------------------------------------------------------------------------
  Benjamin Rose Institute (The) (Kethley House);
     Series 2005, Taxable Notes (LOC-JPMorgan
     Chase Bank, N.A.)                                2.23%     12/01/28           1,828          1,828,000
-----------------------------------------------------------------------------------------------------------
  Centerville (City of), Ohio (Bethany Lutheran
     Village Continuing Care Facility Expansion);
     Series 2007 B, Health Care RB (LOC-PNC Bank,
     N.A.)                                            0.60%     11/01/40          22,270         22,270,000
-----------------------------------------------------------------------------------------------------------
  Chattanooga (City of), Tennessee Industrial
     Development Board (BlueCross BlueShield of
     Tennessee Corporate Campus); Series 2008,
     Taxable IDR (LOC-Bank of America, N.A.)          0.85%     01/01/28         101,000        101,000,000
-----------------------------------------------------------------------------------------------------------
  Hillsborough Community College Foundation, Inc.
     (The); Series 2006, Student Housing RB
     (LOC-Bank of America, N.A.)                      0.61%     12/01/33          14,010         14,010,000
-----------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Fenwick High School); Series 1997,
     RB (LOC-JPMorgan Chase Bank, N.A.)               0.63%     03/01/32          10,800         10,800,000
-----------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Revolving Fund Pooled Financing Program);
     Series 1985 C, RB (LOC-JPMorgan Chase Bank,
     N.A.)                                            0.63%     08/01/15          37,650         37,650,000
-----------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Indiana Historical Society, Inc.); Series
     1997, Educational Facilities RB (LOC-JPMorgan
     Chase Bank, N.A.)                                0.63%     08/01/31          14,900         14,900,000
-----------------------------------------------------------------------------------------------------------
  Indiana (State of) Health and Educational
     Facility Financing Authority (Howard Regional
     Health System); Series 2005, Hospital RB
     (LOC- Harris N.A.)                               0.65%     01/01/35          10,000         10,000,000
-----------------------------------------------------------------------------------------------------------
  JPV Capital, LLC (Towers Partners, LLC/Rose
     Street Partners, LLC/515 Michigan Street
     Partners, LLC); Series 1999-A, Taxable Notes
     (LOC- Wells Fargo Bank, N.A.)                    1.50%     12/01/39           5,050          5,050,000
-----------------------------------------------------------------------------------------------------------
  Lucas (County of) Ohio (ProMedica Healthcare
     System); Series 2008 A, Hospital RB (LOC-UBS
     AG)(b)                                           0.72%     11/15/34          21,900         21,900,000
-----------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (Federation of American Societies for
     Experimental Biology); Series 2008, RB
     (LOC-Wells Fargo Bank, N.A.)                     0.61%     07/01/38          15,500         15,500,000
-----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Massachusetts (State of) Development Finance
     Agency (Clark University); Series 2008, RB
     (LOC-TD Bank, N.A.)                              0.53%     10/01/38    $     16,185    $    16,185,000
-----------------------------------------------------------------------------------------------------------
  Mississippi (State of) Development Bank
     (Harrison (County of)); Series 2008 B, Ref.
     Taxable Special Obligation GO Bonds (LOC-Bank
     of America, N.A.)                                0.85%     10/01/31          14,165         14,165,000
-----------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Educational
     Facilities Authority (RiverWoods Co. at
     Exeter, New Hampshire); Series 2008, RB
     (LOC-Bank of America, N.A.)                      0.57%     03/01/38          15,000         15,000,000
-----------------------------------------------------------------------------------------------------------
  NGSP, Inc.; Series 2006, Sec. Taxable RB
     (LOC-Bank of America, N.A.)                      0.85%     06/01/46          52,350         52,350,000
-----------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Sisters of Charity
     Providence Hospitals); Series 2002, Hospital
     RB (LOC-Wells Fargo Bank, N.A.)                  0.62%     11/01/32          36,670         36,670,000
-----------------------------------------------------------------------------------------------------------
  Southeastern California Conference of Seventh-
     Day Adventists; Series 2008, Taxable RB
     (LOC-Bank of America, N.A.)                      1.05%     06/01/25          10,125         10,125,000
-----------------------------------------------------------------------------------------------------------
  Southglenn Metropolitan District; Series 2007,
     Special RB (LOC-BNP Paribas)(b)                  0.67%     12/01/30          27,950         27,950,000
-----------------------------------------------------------------------------------------------------------
  Wilmington (City of), Delaware (Delaware Art
     Museum, Inc.); Series 2003, RB (LOC-Wells
     Fargo Bank, N.A.)                                0.63%     10/01/37          14,800         14,800,000
===========================================================================================================
     Total Variable Rate Demand Notes (Cost
       $481,343,000)                                                                            481,343,000
===========================================================================================================



PROMISSORY NOTES-0.93%

  Goldman Sachs Group Inc. (Acquired 01/23/09;
     Cost $225,000,000)(c)                            0.64%     05/28/09         225,000        225,000,000
===========================================================================================================



U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-0.82%

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-0.82%

  Unsec. Floating Rate Global Notes(d)                1.25%     07/12/10         100,000        100,000,000
-----------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate MTN(d)                         0.59%     01/08/10         100,000        100,000,000
===========================================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $200,000,000)                                                           200,000,000
===========================================================================================================



U.S. TREASURY BILLS-0.82%

  U.S. Treasury Bills(a) (Cost $199,710,583)          0.35%     07/30/09         200,000        199,710,583
===========================================================================================================



FUNDING AGREEMENTS-0.41%

  MetLife Insurance Co. of Connecticut, Floating
     Rate (Acquired 08/27/07; Cost
     $100,000,000)(c)(d)                              1.71%     09/25/09         100,000        100,000,000
===========================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-90.11% (Cost $21,900,740,145)                                                  21,900,740,145
===========================================================================================================


                                                                             REPURCHASE
                                                                               AMOUNT

REPURCHASE AGREEMENTS-9.86%(g)

  Barclays Capital Inc., Joint agreement dated
     02/27/09, aggregate maturing value
     $1,898,147,828 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,936,067,768; 0%-5.50%, 03/05/09-
     12/14/22)                                        0.27%     03/02/09     544,471,449        544,459,199
-----------------------------------------------------------------------------------------------------------


  Barclays Capital Inc., Joint agreement dated
     02/27/09, aggregate maturing value
     $1,915,375,672 (collateralized by U.S.
     Treasury obligations valued at
     $1,953,640,922; 1.13%-8.13%, 12/15/10-
     05/15/30)                                        0.26%     03/02/09     930,651,734        930,631,570
-----------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Joint agreement
     dated 02/27/09, aggregate maturing value
     $1,000,022,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,020,003,099; 0%-6.63%, 04/03/09-
     11/23/35)                                        0.27%     03/02/09     225,005,062        225,000,000
-----------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Joint agreement
     dated 02/27/09, aggregate maturing value
     $200,008,542 (collateralized by U.S.
     Government sponsored agency and Corporate
     obligations valued at $210,000,000; 0%-6.73%,
     01/19/25-02/25/47)(b)                            0.51%     03/02/09     194,711,901        194,703,586
-----------------------------------------------------------------------------------------------------------
  Deutsche Bank Securities Inc., Joint agreement
     dated 02/27/09, aggregate maturing value
     $250,006,042 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $255,000,001; 4.50%-7.00%,
     01/01/19-01/01/39)                               0.29%     03/02/09      77,659,269         77,657,392
-----------------------------------------------------------------------------------------------------------
  Societe Generale, Joint agreement dated
     02/27/09, aggregate maturing value
     $1,000,022,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,020,000,666; 0%-7.00%, 03/03/09-
     08/06/38)                                        0.27%     03/02/09     225,005,063        225,000,000
-----------------------------------------------------------------------------------------------------------
  UBS Securities LLC, Joint agreement dated
     02/27/09, aggregate maturing value
     $800,016,667 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $816,002,665; 0%-8.88%, 07/15/18-
     07/15/29)                                        0.25%     03/02/09     100,002,083        100,000,000
-----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                    INTEREST    MATURITY     REPURCHASE
                                                      RATE        DATE         AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

  Wachovia Capital Markets, LLC, Joint agreement
     dated 02/27/09, aggregate maturing value
     $150,007,656 (collateralized by Corporate
     obligations valued at $157,500,000; 0%-2.10%,
     04/30/12-03/15/28)                               0.61%     03/02/09    $100,128,871    $   100,123,761
===========================================================================================================
     Total Repurchase Agreements (Cost
       $2,397,575,508)                                                                        2,397,575,508
===========================================================================================================
TOTAL INVESTMENTS(h)(i)-99.97% (Cost
  $24,298,315,653)                                                                           24,298,315,653
===========================================================================================================
OTHER ASSETS LESS LIABILITIES-0.03%                                                               7,490,825
===========================================================================================================
NET ASSETS-100.00%                                                                          $24,305,806,478
___________________________________________________________________________________________________________
===========================================================================================================




Investment Abbreviations:

CEP     - Credit Enhancement Provider
GO      - General Obligation Bonds
Gtd.    - Guaranteed
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
MTN     - Medium-Term Notes
Ref.    - Refunding
RB      - Revenue Bonds
Sr.     - Senior
Unsec.  - Unsecured
Unsub.  - Unsubordinated


Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 14.48%; United Kingdom: 11.17%; other countries less than 5% each: 12.19%.
(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2009 was $10,908,364,578, which represented 44.88% of the Fund's Net Assets.
(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2009.
(e) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2009.
(f) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)   Principal amount equals value at period end. See Note 1K.
(h) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.
(i)   Also represents cost for federal income tax purposes.

FUND COMPOSITION BY MATURITY

In days, as of 2/28/09



-------------------------------------------------------------------------
1-7                                                                  27.0%
-------------------------------------------------------------------------
8-30                                                                 17.8
-------------------------------------------------------------------------
31-90                                                                43.4
-------------------------------------------------------------------------
91-180                                                                9.7
-------------------------------------------------------------------------
181+                                                                  2.1
_________________________________________________________________________
=========================================================================



The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

February 28, 2009
(Unaudited)

STIC PRIME PORTFOLIO



                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
----------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER-87.86%(a)

ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-9.58%

  Old Line Funding, LLC(b)                            0.25%     03/02/09    $     96,410    $   96,409,330
----------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                            0.35%     03/06/09          72,435        72,431,479
----------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                            0.30%     03/13/09         150,000       149,985,000
----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         0.45%     03/04/09          50,000        49,998,125
----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         0.45%     03/13/09          36,285        36,279,557
----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         0.43%     03/16/09          28,266        28,260,936
----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         0.48%     03/20/09          73,000        72,981,507
----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         0.55%     04/06/09          37,530        37,509,358
----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         0.55%     04/08/09          90,000        89,947,750
----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         0.45%     04/13/09          16,938        16,928,896
==========================================================================================================
                                                                                               650,731,938
==========================================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-20.69%

  Concord Minutemen Capital Co., LLC-Series A,
     (Multi CEP's-Liberty Hampshire Co., LLC;
     agent)(b)                                        0.85%     03/16/09          60,000        59,978,750
----------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                            0.90%     03/23/09         100,000        99,945,000
----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                            0.90%     03/24/09          45,000        44,974,125
----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                            0.85%     03/27/09          90,000        89,944,750
----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                            1.05%     04/13/09         100,000        99,874,583
----------------------------------------------------------------------------------------------------------
  Kitty Hawk Funding Corp. (CEP-Bank of America,
     N.A.)(b)                                         0.29%     03/12/09          30,000        29,997,388
----------------------------------------------------------------------------------------------------------
  Legacy Capital Co., LLC
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                            1.05%     04/13/09          85,000        84,893,396
----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                            1.05%     04/14/09          80,000        79,897,333
----------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(b)                                      0.95%     03/17/09         130,000       129,945,111
----------------------------------------------------------------------------------------------------------
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(b)                                      1.05%     04/01/09          60,000        59,945,750
----------------------------------------------------------------------------------------------------------
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(b)                                      1.05%     04/13/09         100,000        99,874,583
----------------------------------------------------------------------------------------------------------
  Ticonderoga Funding LLC (CEP-Bank of America,
     N.A.)(b)                                         0.50%     03/19/09         220,600       220,544,850
----------------------------------------------------------------------------------------------------------
  Variable Funding Capital Co., LLC
     (CEP-Wells Fargo Bank, N.A.)(b)                  0.50%     03/06/09         200,000       199,986,111
----------------------------------------------------------------------------------------------------------
     (CEP-Wells Fargo Bank, N.A.)(b)                  0.40%     03/27/09          50,000        49,985,556
----------------------------------------------------------------------------------------------------------
     (CEP-Wells Fargo Bank, N.A.)(b)                  0.50%     04/27/09          55,872        55,827,768
==========================================================================================================
                                                                                             1,405,615,054
==========================================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-23.98%

  Amsterdam Funding Corp.(b)                          0.55%     03/05/09          25,000        24,998,472
----------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          0.75%     04/14/09          40,000        39,963,333
----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

  Atlantic Asset Securitization, LLC(b)               0.30%     03/03/09    $    100,000    $   99,998,333
----------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization, LLC(b)               0.50%     03/20/09         100,000        99,973,611
----------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization, LLC(b)               0.55%     04/13/09          70,000        69,954,014
----------------------------------------------------------------------------------------------------------
  Barton Capital, LLC(b)                              0.30%     03/05/09          90,000        89,997,000
----------------------------------------------------------------------------------------------------------
  Barton Capital, LLC(b)                              0.30%     03/09/09          99,000        98,993,400
----------------------------------------------------------------------------------------------------------
  Barton Capital, LLC(b)                              0.40%     03/10/09          35,000        34,996,500
----------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(b)                          0.45%     03/25/09          72,000        71,978,400
----------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(b)                          0.55%     04/02/09          50,000        49,975,556
----------------------------------------------------------------------------------------------------------
  Edison Asset Securitization, LLC(b)                 0.30%     03/27/09          45,000        44,990,250
----------------------------------------------------------------------------------------------------------
  Edison Asset Securitization, LLC(b)                 0.50%     04/21/09          38,000        37,973,083
----------------------------------------------------------------------------------------------------------
  Enterprise Funding Co., LLC(b)                      0.60%     04/02/09          70,000        69,962,667
----------------------------------------------------------------------------------------------------------
  Falcon Asset Securitization Corp.(b)                0.30%     03/04/09          77,000        76,998,075
----------------------------------------------------------------------------------------------------------
  Falcon Asset Securitization Corp.(b)                0.50%     04/09/09          70,000        69,962,084
----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 0.50%     03/03/09          78,000        77,997,833
----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 0.40%     03/06/09          25,000        24,998,611
----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 0.45%     03/06/09          68,000        67,995,750
----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 0.35%     03/13/09          90,000        89,989,500
----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 0.70%     04/16/09          60,000        59,946,333
----------------------------------------------------------------------------------------------------------
  Ranger Funding Co., LLC(b)                          0.30%     03/02/09          72,040        72,039,403
----------------------------------------------------------------------------------------------------------
  Ranger Funding Co., LLC(b)                          0.60%     04/03/09          55,060        55,029,717
----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                      0.55%     03/04/09          50,000        49,997,708
----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                      0.35%     03/06/09         100,000        99,995,139
----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                      0.30%     03/09/09          50,000        49,996,667
==========================================================================================================
                                                                                             1,628,701,439
==========================================================================================================


ASSET-BACKED SECURITIES-SECURITIES-5.04%

  Aspen Funding Corp.(b)                              0.60%     03/05/09          62,358        62,353,843
----------------------------------------------------------------------------------------------------------
  Aspen Funding Corp.(b)                              0.70%     03/16/09          70,000        69,979,583
----------------------------------------------------------------------------------------------------------
  Aspen Funding Corp.(b)                              0.80%     04/02/09         100,000        99,928,889
----------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(b)                            0.60%     03/20/09         110,000       109,965,166
==========================================================================================================
                                                                                               342,227,481
==========================================================================================================


ASSET-BACKED SECURITIES-TRADE RECEIVABLES-3.83%

  CAFCO, LLC(b)                                       0.62%     03/18/09         130,000       129,961,939
----------------------------------------------------------------------------------------------------------
  CAFCO, LLC(b)                                       0.62%     03/19/09         130,000       129,959,700
==========================================================================================================
                                                                                               259,921,639
==========================================================================================================


CONSUMER FINANCE-6.33%

  HSBC Finance Corp.                                  0.40%     03/05/09         100,000        99,995,555
----------------------------------------------------------------------------------------------------------
  HSBC Finance Corp.                                  0.35%     03/11/09          50,000        49,995,139
----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
----------------------------------------------------------------------------------------------------------
CONSUMER FINANCE-(CONTINUED)

  Toyota Motor Credit Corp.                           0.35%     03/25/09    $    100,000    $   99,976,667
----------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           0.40%     03/26/09         180,000       179,950,000
==========================================================================================================
                                                                                               429,917,361
==========================================================================================================


INTEGRATED OIL & GAS-4.41%

  Chevron Corp.                                       0.34%     03/27/09         100,000        99,975,444
----------------------------------------------------------------------------------------------------------
  Chevron Corp.                                       0.43%     04/02/09         100,000        99,961,778
----------------------------------------------------------------------------------------------------------
  Chevron Corp.                                       0.43%     04/03/09         100,000        99,960,583
==========================================================================================================
                                                                                               299,897,805
==========================================================================================================


LIFE & HEALTH INSURANCE-4.64%

  Metlife Short Term Funding, LLC(b)                  0.67%     03/02/09         100,000        99,998,139
----------------------------------------------------------------------------------------------------------
  Metlife Short Term Funding, LLC(b)                  0.68%     03/03/09          65,000        64,997,544
----------------------------------------------------------------------------------------------------------
  Metlife Short Term Funding, LLC(b)                  0.58%     03/04/09         100,000        99,995,167
----------------------------------------------------------------------------------------------------------
  Metlife Short Term Funding, LLC(b)                  0.85%     03/18/09          50,000        49,979,931
==========================================================================================================
                                                                                               314,970,781
==========================================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-4.86%

  General Electric Capital Services Inc.              0.20%     03/13/09         100,000        99,993,333
----------------------------------------------------------------------------------------------------------
  General Electric Capital Services Inc.              0.33%     03/24/09         100,000        99,978,917
----------------------------------------------------------------------------------------------------------
  General Electric Capital Services Inc.              0.55%     04/13/09         130,000       129,914,597
==========================================================================================================
                                                                                               329,886,847
==========================================================================================================


SOFT DRINKS-4.50%

  Coca-Cola Co.(b)                                    0.20%     03/05/09         125,000       124,997,223
----------------------------------------------------------------------------------------------------------
  Coca-Cola Co.(b)                                    0.35%     04/03/09          91,000        90,970,804
----------------------------------------------------------------------------------------------------------
  Coca-Cola Co.(b)                                    0.40%     04/13/09          89,600        89,557,191
==========================================================================================================
                                                                                               305,525,218
==========================================================================================================
     Total Commercial Paper (Cost $5,967,395,563)                                            5,967,395,563
==========================================================================================================



CERTIFICATES OF DEPOSIT-3.53%

  Chase Bank USA, N.A.                                0.25%     03/12/09         100,000       100,000,000
----------------------------------------------------------------------------------------------------------
  Chase Bank USA, N.A.                                0.25%     03/13/09         100,000       100,000,000
----------------------------------------------------------------------------------------------------------
  Chase Bank USA, N.A.                                0.50%     04/09/09          40,000        40,000,000
==========================================================================================================
     Total Certificates of Deposit (Cost
       $240,000,000)                                                                           240,000,000
==========================================================================================================



MEDIUM-TERM NOTE-1.77%

  JP Morgan Chase & Co., Sr. Unsec. Floating Rate
     MTN(c)                                           1.47%     04/03/09          95,566        95,646,038
----------------------------------------------------------------------------------------------------------
  Wachovia Bank N.A., Sr. Unsec. Floating Rate
     MTN(c)                                           1.54%     03/23/09          25,000        25,015,063
==========================================================================================================
     Total Medium-Term Notes (Cost $120,661,101)                                               120,661,101
==========================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-93.16% (Cost $6,328,056,664)                                                   6,328,056,664
==========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                    INTEREST    MATURITY     REPURCHASE
                                                      RATE        DATE         AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-6.86%(d)

  Barclays Capital Inc., Joint agreement dated
     02/27/09, aggregate maturing value
     $1,898,147,828 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,936,067,768; 0%-5.50%, 03/05/09-
     12/14/22),                                       0.27%     03/02/09    $140,725,280    $  140,722,114
----------------------------------------------------------------------------------------------------------
  RBC Capital Markets Corp., Agreement dated
     02/27/09 maturing value $325,007,854
     (collateralized by U.S. Government sponsored
     agency obligations valued at $331,500,000;
     4.50%-5.50%, 06/01/37-02/15/39),                 0.29%     03/02/09     325,007,854       325,000,000
==========================================================================================================
     Total Repurchase Agreements (Cost
       $465,722,114)                                                                           465,722,114
==========================================================================================================
TOTAL INVESTMENTS-100.02% (Cost
  $6,793,778,778)(e)(f)                                                                      6,793,778,778
==========================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.02)%                                                           (1,668,214)
==========================================================================================================
NET ASSETS-100.00%                                                                          $6,792,110,564
__________________________________________________________________________________________________________
==========================================================================================================




Investment Abbreviations:

CEP     - Credit Enhancement Provider
MTN     - Medium-Term Notes
Sr.     - Senior
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2009 was $4,907,693,550, which represented 72.26% of the Fund's Net Assets.
(c) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2009.
(d)   Principal amount equals value at period end. See Note 1K.
(e)   Also represents cost for federal income tax purposes.
(f) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

FUND COMPOSITION BY MATURITY

In days, as of 2/28/09



-------------------------------------------------------------------------
1-7                                                                  31.3%
-------------------------------------------------------------------------
8-14                                                                 12.4
-------------------------------------------------------------------------
15-21                                                                16.2
-------------------------------------------------------------------------
22-28                                                                13.3
-------------------------------------------------------------------------
29-35                                                                10.6
-------------------------------------------------------------------------
36-42                                                                 3.5
-------------------------------------------------------------------------
43-60                                                                12.7
_________________________________________________________________________
=========================================================================



The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

February 28, 2009
(Unaudited)

TREASURY PORTFOLIO



                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------

U.S. TREASURY SECURITIES-41.53%

U.S. TREASURY BILLS-38.14%(A)

  U.S. Treasury Bills                                 0.14%     03/05/09    $      300,000    $   299,995,333
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.05%     03/05/09           300,000        299,965,000
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.10%     03/05/09           300,000        299,963,333
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.19%     03/05/09           300,000        299,960,333
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.94%     03/05/09           200,000        199,956,900
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.93%     03/12/09           200,000        199,882,086
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.15%     03/19/09           270,000        269,979,750
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.06%     04/02/09           400,000        399,980,445
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.10%     04/02/09           350,000        349,968,889
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.14%     04/02/09           100,000         99,898,667
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.11%     04/09/09           200,000        199,975,083
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.14%     04/09/09           200,000        199,969,775
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.19%     04/09/09           250,000        249,948,677
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.20%     04/09/09           275,000        274,940,417
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.15%     04/09/09           100,000         99,875,417
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.11%     04/16/09           400,000        399,943,778
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.11%     04/16/09           200,000        199,970,739
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.30%     04/16/09           300,000        299,886,917
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.03%     04/16/09           100,000         99,868,197
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.55%     04/23/09           100,000         99,771,806
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.75%     04/23/09           100,000         99,742,361
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.74%     04/29/09           300,000        299,636,167
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.28%     04/29/09           100,000         99,790,222
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.13%     04/30/09           300,000        299,932,750
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.96%     05/07/09           100,000         99,821,333
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.04%     05/07/09           100,000         99,805,514
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.87%     05/15/09           200,000        199,635,625
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.90%     05/15/09           200,000        199,625,000
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.99%     05/15/09           100,000         99,793,750
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.63%     06/04/09           250,000        249,584,375
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.15%     06/04/09           100,000         99,696,528
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.17%     06/04/09           150,000        149,537,073
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.22%     06/11/09           200,000        199,875,333
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.30%     06/11/09           200,000        199,830,000
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.27%     07/02/09           200,000        199,812,083
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.51%     07/02/09           150,000        149,738,625
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.71%     07/02/09           250,000        249,389,698
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
U.S. TREASURY BILLS-(CONTINUED)

  U.S. Treasury Bills                                 0.73%     07/02/09    $      150,000    $   149,625,875
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.95%     07/02/09           150,000        149,513,381
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.00%     07/02/09           250,000        249,146,261
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.33%     07/02/09           100,000         99,545,583
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.28%     07/16/09           200,000        199,783,083
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.32%     07/30/09           250,000        249,664,444
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.35%     07/30/09           100,000         99,855,292
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.44%     07/30/09           150,000        149,094,000
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.50%     08/27/09           205,000        204,490,347
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.50%     08/27/09           180,000        179,548,473
=============================================================================================================
                                                                                                9,569,214,718
=============================================================================================================


U.S. TREASURY NOTES-3.39%

  U.S. Treasury Notes                                 3.13%     04/15/09            20,000         20,074,465
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Notes                                 4.50%     04/30/09           125,000        125,519,836
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Notes                                 3.88%     05/15/09           150,000        150,564,843
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Notes                                 4.88%     05/15/09           550,000        555,302,860
=============================================================================================================
                                                                                                  851,462,004
=============================================================================================================
     Total U.S. Treasury Securities (Cost
       $10,420,676,722)                                                                        10,420,676,722
=============================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-41.53% (Cost $10,420,676,722)                                                    10,420,676,722
=============================================================================================================


                                                                              REPURCHASE
                                                                                AMOUNT

REPURCHASE AGREEMENTS-58.44%(b)

  Banc of America Securities LLC, Agreement dated
     02/27/09, maturing value $1,150,024,917
     (collateralized by U.S. Treasury obligations
     valued at $1,173,000,035; 0%-6.50%, 07/31/09-
     08/15/27),                                       0.26%     03/02/09     1,150,024,917      1,150,000,000
-------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     02/27/09, aggregate maturing value
     $1,915,375,672 (collateralized by U.S.
     Treasury obligations valued at
     $1,953,640,922; 1.13%-8.13%, 12/15/10-
     05/15/30),                                       0.26%     03/02/09       984,723,938        984,702,603
-------------------------------------------------------------------------------------------------------------
  BMO Capital Markets Corp., Agreement dated
     02/27/09, maturing value $100,002,000
     (collateralized by a U.S. Treasury obligation
     valued at $102,000,086; 2.38%, 01/15/25),        0.24%     03/02/09       100,002,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Agreement dated
     02/27/09, maturing value $1,150,024,917
     (collateralized by U.S. Treasury obligations
     valued at $1,173,000,065; 0%-4.88%, 11/19/09-
     08/15/16),                                       0.26%     03/02/09     1,150,024,917      1,150,000,000
-------------------------------------------------------------------------------------------------------------
  CIBC World Markets, Corp., Agreement dated
     02/27/09, maturing value $100,002,167
     (collateralized by U.S. Treasury obligations
     valued at $102,002,105; 0%-4.63%, 07/15/09-
     01/15/14),                                       0.26%     03/02/09       100,002,167        100,000,000
-------------------------------------------------------------------------------------------------------------
  Credit Suisse Securities (USA) LLC, Agreement
     dated 02/27/09, maturing value $1,000,020,833
     (collateralized by U.S. Treasury obligations
     valued at $1,020,001,477; 4.50%-11.25%,
     02/15/15-05/15/38),                              0.25%     03/02/09     1,000,020,833      1,000,000,000
-------------------------------------------------------------------------------------------------------------
  Deutsche Bank Securities Inc., Agreement dated
     02/27/09, maturing value $2,000,041,667
     (collateralized by U.S. Treasury obligations
     valued at $2,040,000,096; 0.63%-8.50%,
     11/15/11-04/15/28),                              0.25%     03/02/09     2,000,041,667      2,000,000,000
-------------------------------------------------------------------------------------------------------------
  Greenwich Capital Markets, Inc., Agreement dated
     02/27/09, maturing value $750,016,250
     (collateralized by U.S. Treasury obligations
     valued at $765,005,452; 0%-4.25%, 01/15/10-
     07/15/18),                                       0.26%     03/02/09       750,016,250        750,000,000
-------------------------------------------------------------------------------------------------------------
  HSBC Securities (USA) Inc., Agreement dated
     02/27/09, maturing value $1,750,037,917
     (collateralized by U.S. Treasury obligations
     valued at $1,785,003,509; 0%-13.25%,
     03/15/09-02/15/39),                              0.26%     03/02/09     1,750,037,917      1,750,000,000
-------------------------------------------------------------------------------------------------------------
  JPMorgan Securities Inc., Agreement dated
     02/27/09, maturing value $2,500,050,000
     (collateralized by U.S. Treasury obligations
     valued at $2,550,000,410; 0%-2.13%, 03/05/09-
     04/30/10),                                       0.24%     03/02/09     2,500,050,000      2,500,000,000
-------------------------------------------------------------------------------------------------------------
  Morgan Stanley, Agreement dated 02/27/09,
     maturing value $175,002,917 (collateralized
     by U.S. Treasury obligations valued at
     $179,901,544; 1.75%-4.25%, 01/15/10-
     04/15/32),                                       0.20%     03/02/09       175,002,917        175,000,000
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                    INTEREST    MATURITY      REPURCHASE
                                                      RATE        DATE          AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

  Societe Generale, Agreement dated 02/27/09,
     maturing value $2,000,043,333 (collateralized
     by U.S. Treasury obligations valued at
     $2,040,000,075; 0%-12.50%, 03/19/09-
     02/15/39),                                       0.26%     03/02/09    $2,000,043,333    $ 2,000,000,000
-------------------------------------------------------------------------------------------------------------
  UBS Securities LLC, Agreement dated 02/27/09,
     maturing value $1,000,019,167 (collateralized
     by U.S. Treasury obligations valued at
     $1,020,004,914; 0%-1.13%, 03/12/09-01/15/12),    0.23%     03/02/09     1,000,019,167      1,000,000,000
=============================================================================================================
     Total Repurchase Agreements (Cost
       $14,659,702,603)                                                                        14,659,702,603
=============================================================================================================
TOTAL INVESTMENTS(c)-99.97% (Cost $25,080,379,325)                                             25,080,379,325
=============================================================================================================
OTHER ASSETS LESS LIABILITIES-0.03%                                                                 6,413,294
=============================================================================================================
NET ASSETS-100.00%                                                                            $25,086,792,619
_____________________________________________________________________________________________________________
=============================================================================================================




Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)  Principal amount equals value at period end. See Note 1K.
(c)  Also represents cost for federal income tax purposes.

FUND COMPOSITION BY MATURITY

In days, as of 2/28/09



-------------------------------------------------------------------------
1-7                                                                  64.1%
-------------------------------------------------------------------------
8-30                                                                  1.9
-------------------------------------------------------------------------
31-90                                                                21.2
-------------------------------------------------------------------------
91-180                                                               11.3
-------------------------------------------------------------------------
181+                                                                  1.5
_________________________________________________________________________
=========================================================================



The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

February 28, 2009
(Unaudited)

GOVERNMENT & AGENCY PORTFOLIO



                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-51.63%

FEDERAL FARM CREDIT BANK (FFCB)-4.93%(A)

  Floating Rate Bonds                                 0.29%     03/17/09    $       75,000    $    75,000,000
-------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                 0.95%     05/19/09           140,000        140,000,000
-------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                 0.51%     08/28/09            40,000         40,000,000
-------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                 1.43%     09/22/09            25,000         25,000,000
-------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                 1.25%     11/12/09           125,000        125,000,000
-------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                 1.10%     11/20/09            50,000         50,000,000
-------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                 0.36%     12/21/09           150,000        148,823,138
-------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                 0.72%     12/21/09            75,000         75,000,000
=============================================================================================================
                                                                                                  678,823,138
=============================================================================================================


FEDERAL HOME LOAN BANK (FHLB)-26.13%

  Unsec. Bonds                                        2.85%     03/04/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.38%     03/10/09            15,000         15,000,570
-------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        3.25%     03/30/09            60,000         60,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        3.24%     04/03/09            70,000         70,005,940
-------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.36%     05/05/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.38%     05/13/09            43,190         43,162,988
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.12%     03/02/09             6,820          6,819,977
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.10%     03/02/09            90,000         89,997,250
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.05%     03/02/09            15,000         14,999,146
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.30%     03/31/09           150,000        149,962,500
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.54%     04/13/09            50,000         49,848,306
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               3.10%     04/13/09            50,000         49,814,861
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.50%     04/14/09           140,000        139,572,222
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               3.00%     04/21/09            75,000         74,681,250
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.39%     04/24/09           120,000        119,929,800
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.24%     04/28/09           150,000        149,942,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.31%     04/30/09            75,000         74,961,250
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.00%     05/04/09            50,000         49,822,222
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.50%     05/11/09            75,000         74,778,125
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.80%     05/13/09            80,800         80,505,080
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.29%     05/21/09           150,000        149,902,125
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.37%     06/09/09            50,000         49,948,611
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.48%     06/19/09            39,380         39,322,243
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.40%     06/22/09           136,291        136,119,879
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.40%     06/29/09            50,000         49,933,333
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.40%     07/08/09            50,000         49,928,333
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.66%     09/10/09            75,000         74,734,625
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK (FHLB)-(CONTINUED)

  Unsec. Disc. Notes(b)                               0.55%     10/09/09    $       50,000    $    49,830,417
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.43%     03/20/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       1.30%     03/26/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.48%     03/27/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       1.47%     04/01/09            75,000         75,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.50%     04/03/09           150,000        149,999,954
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.42%     04/21/09            50,000         49,998,964
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.90%     06/10/09            75,000         75,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.57%     07/07/09           100,000         99,968,395
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       1.37%     11/18/09            75,000         75,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.58%     01/19/10            75,000         75,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.72%     02/04/10           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.86%     02/26/10           125,000        124,983,640
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                1.05%     05/27/09           132,000        132,010,866
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.19%     09/10/09            80,000         80,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                0.39%     12/23/09            50,000         49,950,581
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                0.33%     12/28/09           100,000         99,975,996
=============================================================================================================
                                                                                                3,600,411,449
=============================================================================================================


FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-13.95%

  Sr. Unsec. Disc. Notes(b)                           1.09%     03/02/09           100,000         99,996,972
-------------------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           0.92%     03/03/09           100,000         99,994,889
-------------------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           1.15%     03/06/09            50,000         49,992,014
-------------------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           1.20%     03/18/09            25,000         24,985,833
-------------------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           1.15%     03/24/09            93,000         92,931,671
-------------------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           3.05%     03/30/09            46,964         46,848,612
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.60%     04/13/09            75,000         74,767,083
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.73%     04/21/09            44,820         44,773,649
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.07%     05/05/09            70,000         69,864,764
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.10%     05/06/09            50,000         49,899,167
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.92%     06/01/09            22,145         22,092,935
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.46%     06/09/09           100,000         99,872,222
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.46%     06/15/09            50,000         49,932,278
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.46%     06/19/09           100,000         99,859,444
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.51%     06/23/09            93,500         93,348,998
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.05%     06/23/09            50,000         49,675,417
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.45%     06/30/09            80,000         79,879,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.50%     07/28/09           125,000        124,741,319
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.70%     09/14/09            50,000         49,808,472
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.70%     09/21/09           100,000         99,603,333
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(a)                0.37%     10/08/09            75,000         74,941,987
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(a)                0.36%     12/16/09           100,000         99,707,085
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-(CONTINUED)

  Unsec. Floating Rate Global Notes(a)                1.25%     07/12/10    $      100,000    $   100,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate MTN(a)                         0.45%     09/21/09            74,500         74,476,573
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate MTN(a)                         0.59%     01/08/10            75,000         75,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate MTN(a)                         1.10%     02/09/10            75,000         75,000,000
=============================================================================================================
                                                                                                1,921,993,717
=============================================================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-6.62%

  Sr. Unsec. Disc. Notes(b)                           0.95%     03/11/09            35,000         34,990,764
-------------------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           1.20%     03/16/09           100,000         99,950,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.10%     04/08/09           150,000        149,667,500
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.22%     05/01/09            75,000         74,972,042
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.33%     05/01/09            30,000         29,881,558
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.31%     05/26/09           100,000         99,925,945
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.32%     06/03/09            75,000         74,937,333
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.50%     06/04/09            90,000         89,881,250
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               3.20%     10/07/09            50,000         49,022,222
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.00%     12/03/09           100,000         99,230,556
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(a)                1.24%     07/13/10            60,000         59,971,701
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Notes(a)                       1.27%     10/27/09            50,000         50,000,000
=============================================================================================================
                                                                                                  912,430,871
=============================================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $7,113,659,175)                                                         7,113,659,175
=============================================================================================================


U.S. TREASURY BILLS-0.54%

  U.S. Treasury Bills(b)(Cost $74,891,469)            0.35%     07/30/09            75,000         74,891,469
=============================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-52.17% (Cost $7,188,550,644)                                                      7,188,550,644
=============================================================================================================


                                                                              REPURCHASE
                                                                                AMOUNT

REPURCHASE AGREEMENTS-47.82%(c)

  Banc of America Securities LLC, Agreement dated
     02/27/09, maturing value $500,011,250
     (collateralized by U.S. Government sponsored
     agency obligations valued at $510,000,350;
     0%-6.75%, 04/09/09-01/15/48),                    0.27%     03/02/09       500,011,250        500,000,000
-------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     02/27/09, aggregate maturing value
     $1,898,147,828 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,936,067,768; 0%-5.50%, 03/05/09-
     12/14/22),                                       0.27%     03/02/09     1,088,106,440      1,088,081,958
-------------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Joint agreement
     dated 02/27/09, aggregate maturing value
     $1,000,022,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,020,003,099; 0%-6.63%, 04/03/09-
     11/23/35),                                       0.27%     03/02/09       700,015,750        700,000,000
-------------------------------------------------------------------------------------------------------------
  Deutsche Bank Securities Inc., Agreement dated
     02/27/09, maturing value $1,200,027,000
     (collateralized by U.S. Government sponsored
     agency obligations valued at $1,224,000,503;
     0%-6.50%, 03/02/09-03/06/37),                    0.27%     03/02/09     1,200,027,000      1,200,000,000
-------------------------------------------------------------------------------------------------------------
  HSBC Securities (USA) Inc., Joint agreement
     dated 02/27/09, aggregate maturing value
     $1,000,022,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,020,003,870; 0%-10.70%,
     08/15/09-07/15/37),                              0.27%     03/02/09       900,020,250        900,000,000
-------------------------------------------------------------------------------------------------------------
  Morgan Stanley, Agreement dated 02/27/09,
     maturing value $525,010,063 (collateralized
     by U.S. Government sponsored agency
     obligations valued at $536,147,991; 0%-8.25%,
     03/19/10-04/01/56),                              0.23%     03/02/09       525,010,063        525,000,000
-------------------------------------------------------------------------------------------------------------
  RBC Capital Markets, Agreement dated 02/27/09,
     maturing value $275,006,188 (collateralized
     by U.S. Government sponsored agency
     obligations valued at $280,500,289; 5.60-
     6.12%, 02/01/17-08/24/27),                       0.27%     03/02/09       275,006,188        275,000,000
-------------------------------------------------------------------------------------------------------------
  Societe Generale, Joint agreement dated
     02/27/09, aggregate maturing value
     $1,000,022,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,020,000,666; 0%-7.00%, 03/03/09-
     08/06/38),                                       0.27%     03/02/09       700,015,750        700,000,000
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                    INTEREST    MATURITY      REPURCHASE
                                                      RATE        DATE          AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

  UBS Securities LLC, Joint agreement dated
     02/27/09, aggregate maturing value
     $800,016,667 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $816,002,665; 0%-8.88%, 07/15/18-
     07/15/29),                                       0.25%     03/02/09    $  700,014,584    $   700,000,000
=============================================================================================================
     Total Repurchase Agreements (Cost
       $6,588,081,958)                                                                          6,588,081,958
=============================================================================================================
TOTAL INVESTMENTS-99.99% (Cost $13,776,632,602)(d)                                             13,776,632,602
=============================================================================================================
OTHER ASSETS LESS LIABILITIES-0.01%                                                                 1,128,787
=============================================================================================================
NET ASSETS-100.00%                                                                            $13,777,761,389
_____________________________________________________________________________________________________________
=============================================================================================================




Investment Abbreviations:

Disc.   - Discounted
MTN     - Medium-Term Notes
Sr.     - Senior
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2009.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)  Principal amount equals value at period end. See Note 1K.
(d)  Also represents cost for federal income tax purposes.

FUND COMPOSITION BY MATURITY

In days, as of 2/28/09



-------------------------------------------------------------------------
1-7                                                                  66.9%
-------------------------------------------------------------------------
8-30                                                                  4.5
-------------------------------------------------------------------------
31-90                                                                16.9
-------------------------------------------------------------------------
91-180                                                                8.6
-------------------------------------------------------------------------
181+                                                                  3.1
_________________________________________________________________________
=========================================================================



The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

February 28, 2009
(Unaudited)

GOVERNMENT TAXADVANTAGE PORTFOLIO



                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-99.97%

FEDERAL FARM CREDIT BANK (FFCB)-24.46%(A)

  Floating Rate Bonds                                  0.29%     03/17/09     $45,000     $ 44,997,480
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                  0.95%     05/19/09      10,000       10,000,000
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                  1.43%     09/22/09       5,000        5,000,000
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                  1.25%     11/12/09      10,000       10,000,000
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                  0.32%     12/28/09      15,000       14,959,655
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                  0.42%     08/04/10       5,000        4,981,325
======================================================================================================
                                                                                            89,938,460
======================================================================================================


FEDERAL HOME LOAN BANK (FHLB)-75.51%

  Unsec. Bonds                                         2.85%     03/04/09      10,000       10,000,000
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.12%     03/02/09      28,180       28,179,906
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.17%     03/02/09       2,325        2,324,989
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.22%     03/02/09       8,925        8,924,945
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.25%     03/03/09      14,975       14,974,792
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.25%     03/06/09       7,250        7,249,748
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.22%     03/09/09      15,000       14,999,267
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.23%     03/12/09      13,070       13,069,081
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                1.20%     03/13/09       3,000        2,998,800
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.28%     03/17/09       5,000        4,999,378
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.28%     03/20/09      15,000       14,997,783
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.33%     03/30/09       1,750        1,749,535
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.31%     04/06/09       5,000        4,998,450
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.38%     04/07/09      11,900       11,895,414
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.35%     04/13/09       7,500        7,496,865
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.32%     04/17/09      10,000        9,995,822
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.39%     04/24/09       7,000        6,995,905
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.24%     04/28/09       5,000        4,998,067
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.40%     04/28/09       3,500        3,497,744
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.75%     04/30/09      15,000       14,981,250
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.38%     05/04/09       3,700        3,697,500
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.39%     05/06/09       7,000        6,994,995
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.41%     05/06/09       4,500        4,496,618
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.29%     05/28/09       5,000        4,996,456
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.50%     06/15/09       4,015        4,009,089
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.50%     06/19/09       3,200        3,195,111
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.50%     07/01/09       6,583        6,571,845
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                        0.57%     07/07/09       5,000        4,998,420
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                        0.58%     01/19/10       5,000        5,000,000
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                        0.72%     02/04/10      15,000       15,000,000
------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK (FHLB)-(CONTINUED)

  Unsec. Floating Rate Global Bonds(a)                 0.40%     08/21/09     $ 5,000     $  4,996,986
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                 0.41%     08/27/09       4,400        4,398,910
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                 2.19%     09/10/09      10,000       10,000,000
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                 0.33%     12/28/09      10,000        9,997,600
======================================================================================================
                                                                                           277,681,271
======================================================================================================
TOTAL INVESTMENTS(c)-99.97% (Cost $367,619,731)                                            367,619,731
======================================================================================================
OTHER ASSETS LESS LIABILITIES-0.03%                                                             95,239
======================================================================================================
NET ASSETS-100.00%                                                                        $367,714,970
______________________________________________________________________________________________________
======================================================================================================




Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2009.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)   Also represents cost for federal income tax purposes.

FUND COMPOSITION BY MATURITY

In days, as of 2/28/09



-------------------------------------------------------------------------
1-7                                                                  54.9%
-------------------------------------------------------------------------
8-30                                                                 17.8
-------------------------------------------------------------------------
31-90                                                                23.6
-------------------------------------------------------------------------
91-180                                                                3.7
-------------------------------------------------------------------------
181+                                                                   --
_________________________________________________________________________
=========================================================================



The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

February 28, 2009
(Unaudited)

TAX-FREE CASH RESERVE PORTFOLIO



                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-99.52%

ALABAMA-0.22%

  Gardendale (City of) (Ascot Place Apartments);
     Series 2002 A, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                      0.68%     10/01/32     $ 2,112     $    2,112,000
--------------------------------------------------------------------------------------------------------
  Gardendale (City of) (Forest Ridge Apartments);
     Series 2002 B, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                      0.68%     10/01/32       3,783          3,783,000
========================================================================================================
                                                                                               5,895,000
========================================================================================================


ALASKA-0.16%

  Wachovia MERLOTs (Alaska (State of) Housing
     Finance Corp.); Series 1999 D, VRD
     RB(a)(b)(c)                                       2.15%     06/01/49       4,200          4,200,000
========================================================================================================


ARIZONA-1.11%

  Casa Grande (City of) Industrial Development
     Authority (Center Park Apartments); Series
     2001 A, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.66%     06/15/31       2,010          2,010,000
--------------------------------------------------------------------------------------------------------
  Casa Grande (City of) Industrial Development
     Authority (Quail Gardens Apartments); Series
     2001 A, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.66%     06/15/31       1,885          1,885,000
--------------------------------------------------------------------------------------------------------
  Maricopa (County of) Industrial Development
     Authority (Gran Victoria Housing, LLC);
     Series 2000 A, VRD MFH RB (CEP-Federal
     National Mortgage Association)(a)                 0.62%     04/15/30       4,575          4,575,000
--------------------------------------------------------------------------------------------------------
  Phoenix (City of) Industrial Development
     Authority (Del Mar Terrace Apartments);
     Series 1999 A, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                      0.62%     10/01/29       9,300          9,300,000
--------------------------------------------------------------------------------------------------------
  Phoenix (City of) Industrial Development
     Authority (Lynwood Apartments); Series 1994,
     Ref. VRD MFH RB (CEP-Federal Home Loan Bank
     of San Francisco)(a)                              0.68%     10/01/25       5,305          5,305,000
--------------------------------------------------------------------------------------------------------
  Tucson (City of) Industrial Development
     Authority (La Entrada Apartments); Series
     2001, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.62%     07/15/31       1,750          1,750,000
--------------------------------------------------------------------------------------------------------
  Yavapai (County of) Industrial Development
     Authority (Northern Arizona Healthcare
     System); Series 2008 B, Hospital RB
     (LOC-Banco Bilbao Vizcaya Argentaria,
     S.A.)(a)(d)(e)                                    0.58%     12/01/39       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  Yuma (City of) Industrial Development Authority
     (El Encanto Apartments); Series 2003, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.65%     04/15/33       1,575          1,575,000
========================================================================================================
                                                                                              29,400,000
========================================================================================================


COLORADO-3.61%

  Adams (County of) (Hunters Cove); Series 1985 A,
     VRD MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(a)(c)                                      0.65%     01/15/14       5,950          5,950,000
--------------------------------------------------------------------------------------------------------
  Arista Metropolitan District (Broomfield Event
     Center Parking); Sr. Series 2006 A, Special
     Limited RB (LOC-Compass Bank)(a)(d)               0.62%     12/01/30       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Bethany Lutheran
     School); Series 2008, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.57%     11/01/38       3,650          3,650,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Lutheran Church
     Extension Fund-Missouri Synod Loan Program);
     Series 2008, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.75%     05/15/38       7,300          7,300,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Southeastern Baptist
     Theological Seminary); Series 2005, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     03/01/25       7,920          7,920,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (The Presentation
     School, Inc.); Series 2006, VRD RB (LOC-U.S.
     Bank, N.A.)(a)(d)                                 0.57%     12/01/36       7,250          7,250,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Trinity School of
     Durham and Chapel Hill); Series 2006, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     09/01/26       3,100          3,100,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Wesleyan Christian
     Academy); Series 2007, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.68%     05/01/32       8,145          8,145,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Arapahoe House); Series 2004 A, VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.74%     04/01/24       1,200          1,200,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

  Colorado (State of) Health Facilities Authority
     (Bethesda Living Centers); Series 1999, VRD
     RB (LOC-Bank of America, N.A.)(a)(d)              0.57%     08/15/30     $ 7,650     $    7,650,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Covenant Retirement Communities, Inc.);
     Series 1999 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.57%     12/01/29       2,620          2,620,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Crossroads); Series 2003 A, VRD RB (LOC-U.S.
     Bank, N.A.)(a)(d)                                 0.67%     11/01/28       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (The Evangelical Lutheran Good Samaritan
     Society); Series 2008, Ref. VRD RB (LOC-U.S.
     Bank, N.A.)(a)(d)                                 0.62%     06/01/15       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Cornerstar Metropolitan District; Series 2007,
     VRD Special RB (LOC-Compass Bank)(a)(d)           0.67%     12/01/37       9,200          9,200,000
--------------------------------------------------------------------------------------------------------
  Eaglebend Affordable Housing Corp.; Series 2006
     A, Ref. VRD MFH RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.67%     07/01/21       4,880          4,880,000
--------------------------------------------------------------------------------------------------------
  Lowry Economic Redevelopment Authority; Series
     2008 A, Ref. VRD RB (LOC-Compass Bank)(a)(d)      0.62%     12/01/20       4,890          4,890,000
--------------------------------------------------------------------------------------------------------
  Meridian Ranch Metropolitan District; Series
     2009, Ref. VRD Limited Tax GO (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.67%     12/01/38       2,135          2,135,000
--------------------------------------------------------------------------------------------------------
  Pueblo (County of) (El Pueblo Boys' and Girls'
     Ranch, Inc.); Series 2003, VRD RB (LOC-U.S.
     Bank, N.A.)(a)(d)                                 0.67%     12/01/23       1,225          1,225,000
--------------------------------------------------------------------------------------------------------
  Triview Metropolitan District; Series 2006 A,
     Ref. VRD Improvement Unlimited Tax GO
     (LOC-Compass Bank)(a)(d)                          0.67%     11/01/23       5,640          5,640,000
========================================================================================================
                                                                                              95,255,000
========================================================================================================


CONNECTICUT-0.25%

  Connecticut (Sate of) Health & Educational
     Facilities Authority (The Hospital of Central
     Connecticut); Series 2008 A, VRD RB (LOC-Bank
     of America, N.A.)(a)(d)                           0.55%     07/01/24       5,490          5,490,000
--------------------------------------------------------------------------------------------------------
  Connecticut (State of) Health & Educational
     Facilities Authority (Trinity College);
     Series 2008 L, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(d)                                 0.55%     07/01/34       1,000          1,000,000
========================================================================================================
                                                                                               6,490,000
========================================================================================================


DELAWARE-0.26%

  Delaware (State of) Economic Development
     Authority (Archmere Academy, Inc.); Series
     2006, VRD RB (LOC-PNC Bank, N.A.)(a)(d)           0.61%     07/01/36       2,300          2,300,000
--------------------------------------------------------------------------------------------------------
  Delaware (State of) Economic Development
     Authority (Peninsula United Methodist Homes,
     Inc.); Series 2007 A, VRD RB (LOC-PNC Bank,
     N.A.)(a)(d)                                       0.55%     05/15/37       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Kent (County of) (The Charter School, Inc.);
     Series 2002, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.68%     11/01/22       3,665          3,665,000
========================================================================================================
                                                                                               6,965,000
========================================================================================================


DISTRICT OF COLUMBIA-0.85%

  District of Columbia (Hogar Hispano, Inc.);
     Series 2005, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.65%     03/01/30      12,205         12,205,000
--------------------------------------------------------------------------------------------------------
  District of Columbia (Institute for
     International Economics); Series 2000, VRD RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     06/01/25       1,740          1,740,000
--------------------------------------------------------------------------------------------------------
  District of Columbia (Progressive Life Center,
     Inc.); Series 2008 A, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.68%     01/01/33       3,695          3,695,000
--------------------------------------------------------------------------------------------------------
  District of Columbia (Washington Center for
     Internships and Academic Seminars); Series
     2009, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.68%     02/01/48       4,700          4,700,000
========================================================================================================
                                                                                              22,340,000
========================================================================================================


FLORIDA-9.09%

  Alachua (County of) Health Facilities Authority
     (Oak Hammock at the University of Florida);
     Series 2002 A, VRD Continuing Care Retirement
     Community RB (LOC-Lloyds TSB Bank
     PLC)(a)(d)(e)                                     0.65%     10/01/32       3,200          3,200,000
--------------------------------------------------------------------------------------------------------
  Brevard (County of) Health Facilities Authority
     (Wuesthoff Health Systems, Inc.); Series
     2004, VRD RB (LOC-SunTrust Bank)(a)(d)            0.62%     01/01/34      10,300         10,300,000
--------------------------------------------------------------------------------------------------------
  Broward (County of) Housing Finance Authority
     (Reflections Apartments); Series 1999, Ref.
     VRD MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(a)                                         0.62%     12/01/29       4,405          4,405,000
--------------------------------------------------------------------------------------------------------
  Collier (County of) Health Facilities Authority
     (The Moorings, Inc.); Series 2000, VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.61%     12/01/24       6,000          6,000,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

  Duval (County of) Housing Finance Authority (The
     Glades Apartments); Series 2002, Ref. VRD MFH
     Mortgage RB (CEP-Federal Home Loan Mortgage
     Corp.)(a)                                         0.62%     10/01/32     $ 1,850     $    1,850,000
--------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (South Florida Water
     Management District); Series 2006-0136 A, VRD
     COP(a)(b)(c)                                      1.07%     10/01/36      19,730         19,730,000
--------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Agency
     (Lakeside South); Series 1985 B, VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     08/01/11       1,200          1,200,000
--------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Corp.
     (Tuscany Pointe Apartments); Series 2005 D,
     Ref. VRD MFH Mortgage RB (CEP-Federal
     National Mortgage Association)(a)                 0.62%     11/15/35       7,090          7,090,000
--------------------------------------------------------------------------------------------------------
  Florida Gulf Coast University Financing Corp.
     (Housing); Series 2005 A, VRD Capital
     Improvement RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.55%     02/01/35       1,360          1,360,000
--------------------------------------------------------------------------------------------------------
  Florida Gulf Coast University Financing Corp.
     (Parking); Series 2005 B, VRD Capital
     Improvement RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.55%     02/01/35       4,715          4,715,000
--------------------------------------------------------------------------------------------------------
  Gainesville (City of); Series 2007 A, VRD
     Utilities System RB(a)                            0.83%     10/01/36      28,155         28,155,000
--------------------------------------------------------------------------------------------------------
  Highlands (County of) Health Facilities
     Authority (Adventist Health System/Sunbelt
     Obligated Group);
     Series 2003 A, VRD Hospital RB (LOC-SunTrust
     Bank)(a)(d)                                       0.73%     11/15/32       6,350          6,350,000
--------------------------------------------------------------------------------------------------------
     Series 2003 B, VRD Hospital RB (LOC-SunTrust
     Bank)(a)(d)                                       0.65%     11/15/12       2,850          2,850,000
--------------------------------------------------------------------------------------------------------
     Series 2004 A, VRD Hospital RB (LOC-SunTrust
     Bank)(a)(d)                                       0.62%     11/15/34       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
     Series 2005 F, VRD Hospital RB (LOC-SunTrust
     Bank)(a)(d)                                       0.62%     11/15/35       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
     Series 2006 B-2, Ref. VRD Hospital RB
     (LOC-SunTrust Bank)(a)(d)                         0.68%     11/15/30       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
     Series 2006 B-3, Ref. VRD Hospital RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     11/15/31       4,900          4,900,000
--------------------------------------------------------------------------------------------------------
  Jacksonville (City of) Health Facilities
     Authority (University of Florida Jacksonville
     Physicians, Inc.); Series 2002, VRD RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.70%     06/01/22       4,065          4,065,000
--------------------------------------------------------------------------------------------------------
  Jacksonville (City of) Housing Finance Authority
     (St. Augustine Apartments); Series 2006, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     07/15/33       3,830          3,830,000
--------------------------------------------------------------------------------------------------------
  JEA; Series 2004 A, VRD District Energy System
     RB (LOC-State Street Bank & Trust Co.)(a)(d)      0.63%     10/01/34       9,490          9,490,000
--------------------------------------------------------------------------------------------------------
  Marion (County of) Housing Finance Authority
     (Paddock Park Apartments); Series 2002, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     10/15/32       1,025          1,025,000
--------------------------------------------------------------------------------------------------------
  Miami-Dade (County of) Educational Facilities
     Authority (Carlos Albizu University); Series
     2000, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.70%     12/01/25       1,200          1,200,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Health Facilities Authority
     (Adventist Health System/Sunbelt Inc.);
     Series 1992, VRD RB (LOC-SunTrust Bank)(a)(d)     0.73%     11/15/14       1,405          1,405,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Health Facilities Authority
     (Orlando Regional Healthcare System); Series
     2008 F, VRD Hospital RB (LOC-SunTrust
     Bank)(a)(d)                                       0.75%     10/01/26       5,800          5,800,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Health Facilities Authority
     (Presbyterian Retirement Communities); Series
     2006 A, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.68%     11/01/28       7,600          7,600,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Housing Finance Authority
     (Palm Key Apartments); Series 1997 C, Ref.
     VRD MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(a)                                         0.62%     07/01/32       7,525          7,525,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Christian Prison Ministry, Inc.);
     Series 2005, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(d)                                  0.68%     11/01/30       5,310          5,310,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Independent Blood and Tissue
     Services of Florida, Inc.); Series 2002, VRD
     RB (LOC-SunTrust Bank)(a)(d)                      0.62%     10/01/27       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Palm Beach (County of) (Pine Crest Preparatory
     School, Inc.);
     Series 2008, Ref. VRD RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.65%     06/01/37      10,000         10,000,000
--------------------------------------------------------------------------------------------------------
     Series 2008, Ref. VRD RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.65%     06/01/38      15,000         15,000,000
--------------------------------------------------------------------------------------------------------
  Palm Beach (County of) Health Facilities
     Authority (Jupiter Medical Center, Inc.);
     Series 1999 B, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(c)(d)                                    0.68%     08/01/20       2,430          2,430,000
--------------------------------------------------------------------------------------------------------
  Palm Beach (County of) Housing Finance Authority
     (Emerald Bay Club Apartments); Series 2004,
     Ref. VRD MFH RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.60%     06/01/30       4,500          4,500,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

  Pinellas (County of) Health Facilities Authority
     (Mease Manor, Inc.); Series 1995 A, VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.68%     11/01/15     $ 3,415     $    3,415,000
--------------------------------------------------------------------------------------------------------
  Pinellas (County of) Industrial Development
     Authority (Neighborly Care Network, Inc.);
     Series 2008, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(d)                                  0.68%     08/01/28       2,900          2,900,000
--------------------------------------------------------------------------------------------------------
  St. Johns (County of) Industrial Development
     Authority (Flagler Hospital, Inc.); Series
     1996 A, VRD Hospital RB (LOC-SunTrust
     Bank)(a)(d)                                       0.62%     12/15/26       9,700          9,700,000
--------------------------------------------------------------------------------------------------------
  St. Petersburg (City of) Health Facilities
     Authority (Presbyterian Retirement
     Communities); Series 2009, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.68%     11/01/39       3,400          3,400,000
--------------------------------------------------------------------------------------------------------
  Tampa (City of) (Academy of the Holy Names of
     Florida, Inc.); Series 2001, VRD Educational
     Facilities RB (LOC-SunTrust Bank)(a)(d)           0.62%     03/01/22       1,975          1,975,000
--------------------------------------------------------------------------------------------------------
  Tampa (City of) (CHF-Tampa, LLC for The
     University of Tampa); Series 2005 A, VRD RB
     (LOC-Royal Bank of Canada)(a)(d)(e)               0.60%     10/01/37       2,345          2,345,000
--------------------------------------------------------------------------------------------------------
  Tampa (City of) (Tampa Preparatory School,
     Inc.); Series 2000, VRD RB (LOC-SunTrust
     Bank)(a)(d)                                       0.62%     11/01/25       5,160          5,160,000
--------------------------------------------------------------------------------------------------------
  Volusia (County of) Housing Finance Authority
     (The Anatole Apartments); Series 2002, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     10/15/32       1,400          1,400,000
--------------------------------------------------------------------------------------------------------
  West Orange Healthcare District; Series 1999 B,
     VRD RB (LOC-SunTrust Bank)(a)(d)                  0.74%     02/01/22      12,200         12,200,000
========================================================================================================
                                                                                             239,780,000
========================================================================================================


GEORGIA-4.48%

  Atlanta (City of); Series 1999 A, Water &
     Wastewater RB(f)(g)(h)                            5.00%     05/01/09       1,000          1,014,699
--------------------------------------------------------------------------------------------------------
  Augusta (City of) Housing Authority (Westbury
     Creek Apartments); Series 2003 A, Ref. VRD
     MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     05/15/33       1,895          1,895,000
--------------------------------------------------------------------------------------------------------
  Bibb (County of) Development Authority (First
     Presbyterian Day School, Inc.); Series 1999,
     VRD RB (LOC-SunTrust Bank)(a)(d)                  0.62%     05/01/19       5,045          5,045,000
--------------------------------------------------------------------------------------------------------
  Cobb (County of) Development Authority
     (Institute of Nuclear Power Operations);
     Series 1998, VRD RB (LOC-SunTrust
     Bank)(a)(c)(d)                                    0.62%     02/01/13       1,100          1,100,000
--------------------------------------------------------------------------------------------------------
  Cobb (County of) Development Authority (YMCA of
     Cobb County, Georgia, Inc.); Series 1998, VRD
     RB (LOC-SunTrust Bank)(a)(c)(d)                   0.68%     06/01/19       5,200          5,200,000
--------------------------------------------------------------------------------------------------------
  Cobb (County of) Hospital Authority (Equipment
     Pool); Series 2006, VRD RAC (LOC-SunTrust
     Bank)(a)(d)                                       0.67%     04/01/36       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Cobb (County of) Housing Authority (Post
     Apartment Homes, L.P.); Series 1995, VRD MFH
     RB (CEP-Federal National Mortgage
     Association)(a)                                   0.67%     06/01/25       1,025          1,025,000
--------------------------------------------------------------------------------------------------------
  DeKalb (County of) Development Authority (A.G.
     Rhodes Home at Wesley Woods, Inc.); Series
     1996, VRD IDR (LOC-SunTrust Bank)(a)(c)(d)        0.87%     03/01/21       1,055          1,055,000
--------------------------------------------------------------------------------------------------------
  DeKalb (County of) Development Authority
     (Catholic School Properties, Inc.); Series
     1999, VRD Educational Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(c)(d)             0.68%     04/01/24       2,275          2,275,000
--------------------------------------------------------------------------------------------------------
  DeKalb (County of) Housing Authority (Clairmont
     Crest); Series 1995, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.58%     06/15/25       4,740          4,740,000
--------------------------------------------------------------------------------------------------------
  DeKalb Private Hospital Authority (Egleston
     Childrens Health Care System); Series 1995 A,
     VRD RAC (LOC-SunTrust Bank)(a)(d)                 0.62%     12/01/17       1,500          1,500,000
--------------------------------------------------------------------------------------------------------
  DeKalb, Newton, & Gwinett (Counties of) Joint
     Development Authority (GGC Real Estate
     Parking I, LLC); Series 2007, VRD Increment
     Draw RB (LOC-Wells Fargo Bank, N.A.)(a)(d)        0.63%     06/01/32       5,385          5,385,000
--------------------------------------------------------------------------------------------------------
  Fayette (County of) Development Authority
     (Catholic Education of North Georgia, Inc.);
     Series 2002, VRD Educational Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.68%     04/01/28       2,760          2,760,000
--------------------------------------------------------------------------------------------------------
  Forsyth (County of) Development Authority
     (Pinecrest Academy Inc.); Series 2000, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     09/01/25       9,390          9,390,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Bridgeway Foundation for Education, Inc.);
     Series 2000, VRD Educational Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.68%     06/01/15       1,780          1,780,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (King's
     Ridge Christian School); Series 2006, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     05/01/26       7,000          7,000,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

  Fulton (County of) Development Authority (Mount
     Vernon Presbyterian School, Inc.); Series
     2005, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.68%     08/01/35     $ 4,300     $    4,300,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Shepherd Center, Inc.); Series 2005, VRD RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     09/01/35       1,100          1,100,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Southside Medical Center, Inc.); Series
     2002, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.68%     06/01/17       4,005          4,005,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (The
     Atlanta Academy, Inc.); Series 2008, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     04/01/33       4,700          4,700,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Trinity School, Inc.); Series 2000, VRD RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     06/01/25       2,000          2,000,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Woodward Academy, Inc.); Series 2008, VRD RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     12/01/33       1,150          1,150,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (YMCA
     of Metropolitan Atlanta, Inc.); Series 1995,
     VRD RB (LOC-SunTrust Bank)(a)(d)                  0.68%     06/01/20       3,890          3,890,000
--------------------------------------------------------------------------------------------------------
  Glynn (County of) School District; Series 2007,
     Unlimited Sales Tax GO                            5.00%     11/01/09       1,945          2,003,525
--------------------------------------------------------------------------------------------------------
  Gwinnett (County of) Development Authority
     (Greater Atlanta Christian Schools, Inc.);
     Series 2002, VRD RB (LOC-SunTrust Bank)(a)(d)     0.62%     05/01/22       2,750          2,750,000
--------------------------------------------------------------------------------------------------------
  Gwinnett (County of) Housing Authority (The
     Greens Apartments); Series 1995, Ref. VRD MFH
     RB (CEP-Federal National Mortgage
     Association)(a)                                   0.67%     06/15/25       3,600          3,600,000
--------------------------------------------------------------------------------------------------------
  Oconee (County of) Industrial Development
     Authority (Athens Academy, Inc.); Series
     2003, VRD RB (LOC-SunTrust Bank)(a)(d)            0.62%     05/01/23       1,080          1,080,000
--------------------------------------------------------------------------------------------------------
  Richmond (County of) Hospital Authority
     (University Health Services, Inc.); Series
     2008, VRD RAC (LOC-SunTrust Bank)(a)(d)           0.62%     01/01/36      16,000         16,000,000
--------------------------------------------------------------------------------------------------------
  Roswell (City of) Housing Authority (Chambrel at
     Roswell); Series 2002, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.65%     11/15/32       3,920          3,920,000
--------------------------------------------------------------------------------------------------------
  Savannah (City of) Economic Development
     Authority (The Savannah Country Day School,
     Inc.); Series 2007, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.68%     05/01/32       5,400          5,400,000
--------------------------------------------------------------------------------------------------------
  Smyrna (City of) Hospital Authority (Ridgeview
     Institute Inc.); Series 2002, VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.68%     11/01/27       1,660          1,660,000
--------------------------------------------------------------------------------------------------------
  Smyrna (City of) Housing Authority (F&M
     Villages); Series 1997, VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.67%     06/01/25         950            950,000
--------------------------------------------------------------------------------------------------------
  Smyrna (City of) Housing Authority (The Gardens
     of Post Village); Series 1996, VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.67%     06/01/25       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  Thomasville (City of) Hospital Authority (John
     D. Archbold Memorial Hospital, Inc.); Series
     2003, VRD RAC (LOC-SunTrust Bank)(a)(d)           0.62%     11/01/23       1,030          1,030,000
========================================================================================================
                                                                                             118,203,224
========================================================================================================


IDAHO-1.30%

  Custer (County of) (Standard Oil Co.); Series
     1983, PCR(e)                                      3.00%     10/01/09      20,500         20,500,000
--------------------------------------------------------------------------------------------------------
  Idaho (State of) Housing & Finance Association
     (Hidden Springs Charter School, Inc.); Series
     2007, VRD Nonprofit Facilities RB (LOC-Bank
     of America, N.A.)(a)(d)                           0.65%     03/01/37       3,730          3,730,000
--------------------------------------------------------------------------------------------------------
  Idaho (State of); Series 2008, Unlimited Tax TAN
     GO                                                3.00%     06/30/09      10,000         10,041,685
========================================================================================================
                                                                                              34,271,685
========================================================================================================


ILLINOIS-8.84%

  Aurora (City of) Kane, DuPage, Will & Kendall
     (Counties of) (Aurora University); Series
     2004, VRD Economic Development RB (LOC-Harris
     N.A.)(a)(d)                                       0.62%     03/01/35       7,450          7,450,000
--------------------------------------------------------------------------------------------------------
  Channahon (Village of) (Morris Hospital); Series
     2003 D, VRD RB (LOC-U.S. Bank, N.A.)(a)(d)        0.57%     12/01/32       2,775          2,775,000
--------------------------------------------------------------------------------------------------------
  Chicago (City of); Series 2008 C-1, Ref. VRD
     Second Lien Wastewater Transmission RB
     (LOC-Harris N.A.)(a)(d)                           0.65%     01/01/39       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Regional Transportation
     Authority); Series 2000-1303 A, VRD
     COP(a)(b)(c)                                      1.07%     07/01/23      16,000         16,000,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

  Elgin (City of) (Judson College); Series 2006,
     VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)      0.63%     06/01/36     $ 2,945     $    2,945,000
--------------------------------------------------------------------------------------------------------
  Glendale Heights (Village of) (Glendale Lakes);
     Series 2000, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                      0.66%     03/01/30      14,845         14,845,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Institute of Gas Technology);
     Series 1999, VRD IDR (LOC-Harris N.A.)(a)(d)      0.62%     09/01/24       1,700          1,700,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Little City Foundation); Series
     1994, VRD Special Facility RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.71%     02/01/19       4,290          4,290,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Providence-St. Mel School); Series
     2002, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.63%     06/01/37       2,525          2,525,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Radiological Society of North
     America, Inc.); Series 1997, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(c)(d)          0.63%     06/01/17         810            810,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (St. Ignatius College Prep.);
     Series 2002, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.71%     06/01/32       1,500          1,500,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Uhlich Children's Home); Series
     2002, VRD IDR (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.63%     10/01/33       1,525          1,525,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Village of Oak Park Residence
     Corp.); Series 2001, VRD RB (LOC-Bank of
     America, N.A.)(a)(c)(d)                           0.65%     07/01/41       3,500          3,500,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (West Central Illinois Educational
     Telecommunications Corp.); Series 2002, VRD
     RB (LOC-Bank of America, N.A.)(a)(d)              0.69%     09/01/32       3,460          3,460,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Museum of Science & Industry);
     Series 1992, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.63%     10/01/26      14,600         14,600,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Saint Xavier University); Series
     2002 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.65%     10/01/32       3,770          3,770,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Advocate
     Health Care Network);
     Series 2008 A-1, VRD RB(a)                        0.65%     11/01/30       9,465          9,465,000
--------------------------------------------------------------------------------------------------------
     Series 2008 A-2, VRD RB(a)                        0.75%     11/01/30      15,735         15,735,000
--------------------------------------------------------------------------------------------------------
     Series 2008 A-3, VRD RB(a)                        1.90%     11/01/30       5,685          5,685,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Beloit
     Memorial Hospital, Inc.); Series 2006 A, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)          0.68%     04/01/36       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Dominican
     University); Series 2006, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.63%     03/01/36       1,200          1,200,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Jewish
     Charities Revenue Anticipation Note Program);
     Series 2008-2009 A, VRD RN (LOC-Harris
     N.A.)(a)(c)(d)                                    0.62%     06/30/09       9,430          9,430,000
--------------------------------------------------------------------------------------------------------
     Series 2008-2009 B, VRD RN (LOC-Harris
     N.A.)(a)(c)(d)                                    0.62%     06/30/09       8,265          8,265,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Joan W. &
     Irving B. Harris Theater for Music and
     Dance); Series 2005, VRD RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.71%     03/01/40       2,800          2,800,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Latin
     School of Chicago); Series 2005 A, Ref. VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)          0.63%     08/01/28       3,335          3,335,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Loyola
     University of Chicago Financing Program);
     Series 2008, Commercial Paper RN
     (LOC-JPMorgan Chase Bank, N.A.)(d)                1.50%     05/05/09      18,000         18,000,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (Northwestern University); Series 2008 B, VRD
     RB(a)                                             0.60%     12/01/46      15,000         15,000,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (Sedgebrook, Inc. Facility); Series 2007 B,
     VRD RB (LOC-Lloyds TSB Bank PLC)(a)(d)(e)         0.57%     11/01/42      12,850         12,850,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (The Cradle Society); Series 1998, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.63%     04/01/33       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Memorial Medical Center); Series 1985 C, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)          0.65%     01/01/16       4,530          4,530,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Peace Memorial Ministries); Series 2003 B,
     VRD RB (LOC-Bank of America, N.A.)(a)(d)          0.67%     08/15/33       9,155          9,155,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

  Illinois (State of) Health Facilities Authority
     (Revolving Fund Pooled Financing Program);
     Series 1985 D, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(d)                                 0.63%     08/01/15     $ 4,050     $    4,050,000
--------------------------------------------------------------------------------------------------------
  Naperville (City of) (DuPage Children's Museum);
     Series 2000, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.63%     06/01/30       4,400          4,400,000
--------------------------------------------------------------------------------------------------------
  Rochelle (City of) (Rochelle Community
     Hospital); Series 2004, VRD Hospital Facility
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)          0.63%     08/01/34       2,930          2,930,000
--------------------------------------------------------------------------------------------------------
  University of Illinois Board of Trustees (UIC
     South Campus Development); Series 2008, Ref.
     VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)      0.63%     01/15/22       9,500          9,500,000
--------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Chicago (City of)); Series
     2004 B-24, Ref. VRD Unlimited Tax GO(a)(b)(c)     1.15%     01/01/25      10,185         10,185,000
========================================================================================================
                                                                                             233,210,000
========================================================================================================


INDIANA-1.96%

  Fort Wayne (City of) (University of Saint
     Francis); Series 2008, VRD Economic
     Development RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.61%     08/01/28       1,800          1,800,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Indianapolis Museum of Art, Inc.); Series
     2004, VRD Educational Facilities RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.63%     02/01/39       6,400          6,400,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Educational Facilities
     Authority (Marian College); Series 2003, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)          0.63%     04/01/24       3,655          3,655,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Educational Facilities
     Authority (Wabash College); Series 2003, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)          0.66%     12/01/23       3,850          3,850,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Finance Authority (Floyd
     Memorial Hospital and Health Services);
     Series 2008, Ref. VRD RB (LOC-Branch Banking
     & Trust Co.)(a)(d)                                0.65%     03/01/36       4,700          4,700,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Clark Memorial Hospital); Series
     2004 A, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.63%     04/01/24       6,400          6,400,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Community Hospitals);
     Series 1997 A, VRD Hospital RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(d)                           0.63%     07/01/27       6,000          6,000,000
--------------------------------------------------------------------------------------------------------
     Series 2000 A, VRD Hospital RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.65%     07/01/28       2,300          2,300,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Sisters of St. Francis Health
     Services, Inc.); Series 1999 A, Hospital
     RB(f)(g)(h)                                       5.15%     05/01/09       4,500          4,567,648
--------------------------------------------------------------------------------------------------------
  Indianapolis (City of) Local Public Improvement
     Bond Bank; Series 2009 C, RN                      0.78%     01/15/10       6,050          6,050,000
--------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Indiana University (Trustees
     of)); Series 2008-2494, VRD Consolidated
     RB(a)(b)(c)                                       0.60%     12/15/15       1,490          1,490,000
--------------------------------------------------------------------------------------------------------
  Purdue University (Trustees of) (Purdue
     University Student Facilities System); Series
     2003 A, RB                                        5.25%     07/01/09       4,360          4,412,042
========================================================================================================
                                                                                              51,624,690
========================================================================================================


IOWA-0.33%

  Iowa (State of) Finance Authority (Cedarwood
     Hills Apartments); Series 2001 A, VRD MFH RB
     (CEP-Federal Home Loan Mortgage Corp.)(a)         0.62%     05/01/31       2,000          2,000,000
--------------------------------------------------------------------------------------------------------
  Iowa (State of) Finance Authority (Morningside
     College); Series 2002, VRD Private College
     Facility RB (LOC-U.S. Bank, N.A.)(a)(d)           0.67%     10/01/32       1,225          1,225,000
--------------------------------------------------------------------------------------------------------
  Iowa (State of) Higher Education Loan Authority
     (Luther College); Series 2008, VRD Private
     Facility RB (LOC-Harris N.A.)(a)(d)               0.57%     12/01/38       5,500          5,500,000
========================================================================================================
                                                                                               8,725,000
========================================================================================================


KANSAS-0.28%

  Olathe (City of) (YMCA of Greater Kansas City);
     Series 2002 B, VRD Recreational Facilities RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.70%     11/01/18       2,235          2,235,000
--------------------------------------------------------------------------------------------------------
  Shawnee (City of) (Shawnee Village Associates);
     Series 1984, VRD IDR (LOC-JPMorgan Chase
     Bank, N.A.)(a)(d)                                 0.68%     12/01/09       5,045          5,045,000
========================================================================================================
                                                                                               7,280,000
========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
KENTUCKY-1.53%

  Kentucky (State of) Economic Development Finance
     Authority (Baptist Healthcare System, Inc.
     Obligated Group); Series 2009 B-4, VRD
     Hospital RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.62%     08/15/38     $ 9,000     $    9,000,000
--------------------------------------------------------------------------------------------------------
  Kentucky (State of) Rural Water Finance Corp.;
     Series 2009 B-1, Public Construction RN           2.00%     03/01/10       8,500          8,567,699
--------------------------------------------------------------------------------------------------------
  Morehead (City of) (Kentucky League of Cities
     Funding Trust); Series 2004 A, VRD Lease
     Program RB (LOC-U.S. Bank, N.A.)(a)(d)            0.60%     06/01/34       1,102          1,101,500
--------------------------------------------------------------------------------------------------------
  Newport (City of) (Kentucky League of Cities
     Funding Trust); Series 2002, VRD Lease
     Program RB (LOC-U.S. Bank, N.A.)(a)(d)            0.60%     04/01/32      12,670         12,670,000
--------------------------------------------------------------------------------------------------------
  Williamstown (City of) (Kentucky League of
     Cities Funding Trust);
     Series 2008 A, VRD Lease Program RB (LOC-U.S.
     Bank, N.A.)(a)(d)                                 0.60%     07/01/38       3,900          3,900,000
--------------------------------------------------------------------------------------------------------
     Series 2008 B, VRD Lease Program RB (LOC-U.S.
     Bank, N.A.)(a)(d)                                 0.60%     12/01/38       5,000          5,000,000
========================================================================================================
                                                                                              40,239,199
========================================================================================================


LOUISIANA-0.75%

  Denham Springs (City of) Economic Development
     District (Bass Pro Shops); Series 2007 A, VRD
     Sales Tax Increment RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(d)                                 0.67%     01/01/37       5,060          5,060,000
--------------------------------------------------------------------------------------------------------
  Louisiana (State of) Local Government
     Environmental Facilities and Community
     Development Authority (Trinity Episcopal
     School); Series 2003, VRD RB (LOC-SunTrust
     Bank)(a)(d)                                       0.72%     04/01/18       1,770          1,770,000
--------------------------------------------------------------------------------------------------------
  St. James (Parish of) (NuStar Logistics, L.P.);
     Series 2008, VRD RB (LOC-SunTrust
     Bank)(a)(c)(d)                                    0.62%     06/01/38      13,000         13,000,000
========================================================================================================
                                                                                              19,830,000
========================================================================================================


MARYLAND-3.59%

  Baltimore (County of) (Blue Circle Inc.); Series
     1992, Ref. VRD Economic Development RB
     (LOC-BNP Paribas)(a)(d)(e)                        0.63%     12/01/17       3,955          3,955,000
--------------------------------------------------------------------------------------------------------
  Baltimore (County of) (Consolidated Public
     Improvement); Series 2008, Commercial Paper
     BAN                                               0.35%     03/04/09      20,000         20,000,000
--------------------------------------------------------------------------------------------------------
  Baltimore (County of) (Metropolitan District);
     Series 2008, Commercial Paper BAN                 0.55%     04/02/09      19,400         19,400,000
--------------------------------------------------------------------------------------------------------
  Frederick (County of) (Buckingham's Choice Inc.
     Facility); Series 1997 C, VRD Retirement
     Community RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.65%     01/01/27       6,000          6,000,000
--------------------------------------------------------------------------------------------------------
  Howard (County of) (Norbel School Inc.); Series
     2001, VRD Economic Development RB (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.68%     02/01/28       4,785          4,785,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (eMerge, Inc.); Series 2006 A, Ref. VRD RB
     (LOC-PNC Bank)(a)(d)                              0.60%     04/01/22       1,240          1,240,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Archdiocese of
     Baltimore Schools); Series 2007, VRD RB
     (LOC-PNC Bank, N.A.)(a)(d)                        0.60%     07/01/37       1,840          1,840,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Loyola College in
     Maryland, Inc.); Series 2007, VRD RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     12/01/23       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Odenton Christian
     School); Series 2008, VRD RB (LOC-PNC Bank,
     N.A.)(a)(d)                                       0.57%     07/01/33       3,590          3,590,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Pickersgill, Inc.);
     Series 2005 B, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(d)                                  0.57%     01/01/35       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Sheppard Pratt Health
     System, Inc.); Series 2003 B, VRD RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     07/01/28       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (The Barnesville School,
     Inc.); Series 1999, VRD RB (LOC-SunTrust
     Bank)(a)(d)                                       0.82%     09/01/24       1,965          1,965,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Industrial Development
     Financing Authority (Baltimore International
     College Facility); Series 2005, VRD Economic
     Development RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.68%     11/01/30       4,600          4,600,000
--------------------------------------------------------------------------------------------------------
  Montgomery (County of) (Sidwell Friends School
     Issuer); Series 2007, VRD RB (LOC-SunTrust
     Bank)(a)(d)                                       0.62%     04/01/37      12,900         12,900,000
========================================================================================================
                                                                                              94,775,000
========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
MASSACHUSETTS-3.22%

  Boston (City of) Water & Sewer Commission;
     Series 2006 A, Commercial Paper BAN (LOC-Bank
     of America, N.A.)(d)                              0.60%     07/07/09     $ 5,000     $    5,000,000
--------------------------------------------------------------------------------------------------------
  Concord (Town of); Series 2009, Unlimited Tax GO
     BAN                                               1.00%     01/28/10      12,500         12,554,433
--------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Massachusetts (State of)
     Development Finance Agency); Series 2007-0093
     A, VRD COP RB(a)(b)(c)                            0.62%     10/01/35       8,900          8,900,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (Commonwealth of); Series 2008 C,
     Limited Tax GO RAN                                4.00%     05/29/09      18,000         18,077,912
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (Abby Kelley Foster Charter Public
     School); Series 2008, VRD RB (LOC-TD Bank,
     N.A.)(a)(d)                                       0.58%     09/01/38       4,900          4,900,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (Brandon Residential Treatment Center,
     Inc.); Series 2003, VRD RB (LOC-TD Bank,
     N.A.)(a)(d)                                       0.58%     04/01/28       5,895          5,895,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (MassDevelopment CP Program 5 Issue);
     Series 2007, Commercial Paper RN (LOC-TD
     Bank, N.A.)(d)                                    1.00%     04/01/09      18,198         18,198,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Community Health Center
     Capital Fund); Series 1995 A, VRD RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.58%     03/01/15       1,300          1,300,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Harrington Memorial
     Hospital, Inc.); Series 2008 A, VRD RB
     (LOC-TD Bank, N.A.)(a)(d)                         0.62%     07/01/38       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Partners Healthcare
     System); Series 2008 H-1, Commercial Paper RB     0.90%     04/06/09       5,000          5,000,000
========================================================================================================
                                                                                              84,825,345
========================================================================================================


MICHIGAN-2.73%

  Boyne (City of) Public Schools; Series 1999,
     Unlimited Tax GO(f)(g)(h)                         5.75%     05/01/09       1,935          1,946,877
--------------------------------------------------------------------------------------------------------
  Michigan (State of) Hospital Finance Authority
     (Oaklawn Hospital); Series 2006, Ref. VRD RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.71%     11/01/37      35,925         35,925,000
--------------------------------------------------------------------------------------------------------
  Michigan (State of) Housing Development
     Authority (Courtyards of Taylor Apartments);
     Series 2002 A, VRD Limited Obligation MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.65%     08/15/32       1,615          1,615,000
--------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (Evangelical
     Homes of Michigan); Series 2008, VRD Limited
     Obligation RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.61%     05/01/37       9,800          9,800,000
--------------------------------------------------------------------------------------------------------
  Saline (City of) Economic Development Corp.
     (Evangelical Homes of Michigan-Brecon
     Village); Series 1997, VRD Limited Obligation
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)          0.63%     11/01/25       8,400          8,400,000
--------------------------------------------------------------------------------------------------------
  Southfield (City of) Economic Development Corp.
     (Lawrence Technological University);
     Series 2000, VRD Limited Obligation RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.63%     02/01/35       2,905          2,905,000
--------------------------------------------------------------------------------------------------------
     Series 2001, VRD Limited Obligation RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.63%     10/01/31       5,505          5,505,000
--------------------------------------------------------------------------------------------------------
  University of Michigan of Regents; Series 2008
     H, Commercial Paper Notes                         0.30%     04/07/09       6,000          6,000,000
========================================================================================================
                                                                                              72,096,877
========================================================================================================


MINNESOTA-1.22%

  JPMorgan PUTTERs (Minnesota (State of) Public
     Facilities Authority); Series 2002-319, VRD
     Drinking Water RB(a)(b)(c)                        0.60%     03/01/21      13,555         13,555,000
--------------------------------------------------------------------------------------------------------
  Mankato (City of) (Highland Hills of Mankato);
     Series 1997, Ref. VRD MFH RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.65%     05/01/27       1,100          1,100,000
--------------------------------------------------------------------------------------------------------
  Minnesota (State of) Higher Education Facilities
     Authority (Macalester College); Series 2003
     Five-Q, VRD RB(a)                                 0.60%     03/01/33       3,850          3,850,000
--------------------------------------------------------------------------------------------------------
  Minnesota (State of) Higher Education Facilities
     Authority (University of St. Thomas); Series
     2004 Five-Z, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.55%     10/01/29       7,200          7,200,000
--------------------------------------------------------------------------------------------------------
  Minnesota (State of) Rural Water Finance
     Authority; Series 2008, Public Construction
     RN                                                2.75%     06/01/09       6,500          6,511,261
========================================================================================================
                                                                                              32,216,261
========================================================================================================


MISSISSIPPI-2.10%

  Flowood (City of) (Reflection Pointe
     Apartments); Series 2001, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     05/15/31       5,780          5,780,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
MISSISSIPPI-(CONTINUED)

  Jackson (County of); Series 1994, Ref. VRD Water
     System Unlimited Tax GO (CEP-Chevron
     Corp.)(a)                                         0.60%     11/01/24     $11,000     $   11,000,000
--------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Chevron U.S.A. Inc.);
     Series 2007 B, VRD Gulf Opportunity Zone
     IDR(a)                                            0.70%     12/01/30      22,000         22,000,000
--------------------------------------------------------------------------------------------------------
     Series 2007 C, VRD Gulf Opportunity Zone
     IDR(a)                                            0.65%     12/01/30      16,500         16,500,000
========================================================================================================
                                                                                              55,280,000
========================================================================================================


MISSOURI-4.29%

  Hannibal (City of) Industrial Development
     Authority (Hannibal Regional Hospital);
     Series 2007, VRD Health Facilities RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.69%     08/01/27       8,000          8,000,000
--------------------------------------------------------------------------------------------------------
  Independence (City of) Industrial Development
     Authority (The Groves and Graceland College
     Nursing Arts Center); Series 1997 A, VRD IDR
     (LOC-Bank of America, N.A.)(a)(d)                 0.65%     11/01/27      12,340         12,340,000
--------------------------------------------------------------------------------------------------------
  Kansas City (City of) Industrial Development
     Authority (Bethesda Living Centers); Series
     2001 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.57%     08/01/31       8,750          8,750,000
--------------------------------------------------------------------------------------------------------
  Kansas City (City of) Industrial Development
     Authority (Gatehouse Apartments); Series
     2001, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.62%     11/15/26       1,650          1,650,000
--------------------------------------------------------------------------------------------------------
  Missouri (State of) Development Finance Board
     (Center of Creative Arts Project); Series
     2004, VRD Cultural Facilities RB (LOC-PNC
     Bank, N.A.)(a)(d)                                 0.60%     07/01/24       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Academie Lafayette);
     Series 2003, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.70%     02/01/28       1,340          1,340,000
--------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Lutheran Church
     Extension Fund- Missouri Synod Loan Program);
     Series 2004 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.75%     07/01/29       7,945          7,945,000
--------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Southwest Baptist
     University); Series 2003, VRD RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.65%     10/01/33       2,700          2,700,000
--------------------------------------------------------------------------------------------------------
  North Kansas City (City of) (North Kansas City
     Hospital); Series 2008, VRD Hospital RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.65%     11/01/33      27,810         27,810,000
--------------------------------------------------------------------------------------------------------
  Springfield (City of) Industrial Development
     Authority (Pebblecreek Apartments); Series
     1994, Ref. VRD MFH RB (CEP-Federal Home Loan
     Bank of Des Moines)(a)                            0.68%     12/01/19       3,520          3,520,000
--------------------------------------------------------------------------------------------------------
  St. Charles (County of) Industrial Development
     Authority (Sun River Village Apartments);
     Series 1985, VRD IDR (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.66%     12/01/27      12,500         12,500,000
--------------------------------------------------------------------------------------------------------
  St. Charles (County of) Industrial Development
     Authority (Westchester Village Apartments);
     Series 2006, Ref. VRD MFH RB (CEP-Federal
     National Mortgage Association)(a)                 0.66%     04/15/27       5,600          5,600,000
--------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Schnuck Markets, Inc. Kirkwood);
     Series 1985, VRD IDR (LOC-U.S. Bank,
     N.A.)(a)(c)(d)                                    0.77%     12/01/15       3,950          3,950,000
--------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Sugar Pines Apartments); Series
     2006, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.66%     04/15/27       9,170          9,170,000
--------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Westport Station Apartments);
     Series 2006, Ref. VRD MFH RB (CEP-Federal
     National Mortgage Association)(a)                 0.66%     04/15/27       4,970          4,970,000
--------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Whitfield School Inc.); Series
     2004 B, Ref. VRD Educational Facilities RB
     (LOC-U.S. Bank, N.A.)(a)(d)                       0.70%     06/15/24       1,920          1,920,000
========================================================================================================
                                                                                             113,165,000
========================================================================================================


MONTANA-0.35%

  Forsyth (City of) (Pacificorp); Series 1988,
     Ref. Customized Purchase PCR (LOC-BNP
     Paribas)(a)(d)(e)                                 0.75%     01/01/18       1,625          1,625,000
--------------------------------------------------------------------------------------------------------
  Helena (City of) (Carroll College); Series 2002,
     VRD Higher Education RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.55%     10/01/32       7,630          7,630,000
========================================================================================================
                                                                                               9,255,000
========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
NEBRASKA-0.49%

  Douglas (County of) Hospital Authority No. 2
     (Children's Hospital Obligated Group); Series
     2008 A, Ref. VRD Health Facilities RB
     (LOC-U.S. Bank, N.A.)(a)(d)                       0.65%     08/15/32     $ 5,000     $    5,000,000
--------------------------------------------------------------------------------------------------------
  Lancaster (County of) Hospital Authority No. 1
     (BryanLGH Medical Center); Series 2008 B-1,
     Ref. VRD RB (LOC-U.S. Bank, N.A.)(a)(d)           0.65%     06/01/31       7,895          7,895,000
========================================================================================================
                                                                                              12,895,000
========================================================================================================


NEVADA-0.86%

  Nevada (State of) Department of Business &
     Industry (Nevada Cancer Institute); Series
     2003, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.65%     12/01/33      22,550         22,550,000
========================================================================================================


NEW HAMPSHIRE-0.67%

  New Hampshire (State of) Business Finance
     Authority (Alice Peck Day Health Systems
     Obligated Group); Series 2007 A, VRD RB
     (LOC-TD Bank, N.A.)(a)(d)                         0.61%     10/01/36       9,350          9,350,000
--------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Moore Center); Series
     2007, VRD RB (LOC-TD Bank, N.A.)(a)(d)            0.60%     09/01/37       4,240          4,240,000
--------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Riverbend Community
     Mental Health, Inc.); Series 2008, VRD RB
     (LOC-TD Bank, N.A.)(a)(d)                         0.60%     07/01/38       4,100          4,100,000
========================================================================================================
                                                                                              17,690,000
========================================================================================================


NEW JERSEY-0.59%

  Reset Option Ctfs. Trust II-R (New Jersey (State
     of) Transportation Trust Fund Authority);
     Series 11282, VRD RB(a)(b)(c)                     0.72%     12/15/32      15,475         15,475,000
========================================================================================================


NEW MEXICO-0.22%

  New Mexico (State of) Finance Authority; Series
     2008 B-1, Ref. Sub Lien VRD RB (LOC-State
     Street Bank & Trust Co.)(a)(d)                    0.53%     12/15/26       3,800          3,800,000
--------------------------------------------------------------------------------------------------------
  New Mexico (State of); Series 2007, Unlimited
     Tax Capital Projects GO                           5.00%     03/01/09       2,010          2,010,109
========================================================================================================
                                                                                               5,810,109
========================================================================================================


NEW YORK-0.31%

  New York (State of) Thruway Authority (Highway &
     Bridge Trust Fund); Series 1999 B,
     RB(f)(g)(h)                                       5.00%     04/01/09       7,000          7,087,760
--------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (New York (City
     of) Trust for Cultural Resources); Series
     11557, VRD RB(a)(b)(c)                            0.74%     07/01/31       1,000          1,000,000
========================================================================================================
                                                                                               8,087,760
========================================================================================================


NORTH CAROLINA-5.19%

  Charlotte (City of) Housing Authority (Oak Park
     Apartments); Series 2005, VRD MFH RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.60%     09/01/35       7,625          7,625,000
--------------------------------------------------------------------------------------------------------
  Charlotte (City of) Housing Authority
     (Stonehaven East Apartments); Series 2005,
     VRD MFH RB (LOC-Wells Fargo Bank, N.A.)(a)(d)     0.60%     09/01/35       9,195          9,195,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Barton College); Series 2004,
     VRD Educational Facilities RB (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.68%     07/01/19       4,440          4,440,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Cannon School, Inc.); Series
     2002, VRD Educational Facilities RB
     (LOC-SunTrust Bank)(a)(d)                         0.61%     06/01/25       3,340          3,340,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Canterbury School); Series
     2002, VRD Educational Facilities RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     08/01/22       1,125          1,125,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Guilford College); Series
     2005 B, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.68%     09/01/35       6,900          6,900,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (High Point University);
     Series 2008, VRD Educational Facilities RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     05/01/30       4,500          4,500,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The Hill Center); Series
     2008, VRD Educational Facilities RB
     (LOC-SunTrust Bank)(a)(d)                         0.67%     07/01/28       5,000          5,000,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

  North Carolina (State of) Capital Facilities
     Finance Agency (The O'Neal School); Series
     2007, VRD Educational Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.68%     09/01/29     $ 2,500     $    2,500,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The Summit School, Inc.);
     Series 2008, VRD Educational Facilities RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     06/01/33       5,200          5,200,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Cardinal Gibbons High
     School); Series 1999, VRD RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.67%     08/01/14       3,580          3,580,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Elon College); Series 1997,
     VRD RB (LOC-Bank of America, N.A.)(a)(d)          0.65%     01/01/19       4,180          4,180,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Queens College); Series 1999
     A, VRD RB (LOC-Bank of America, N.A.)(a)(d)       0.65%     03/01/19       2,900          2,900,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Roman Catholic Diocese of
     Charlotte, North Carolina); Series 2000, VRD
     RB (LOC-Wells Fargo Bank, N.A.)(a)(d)             0.61%     06/01/17       4,995          4,995,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Housing Finance Agency
     (Appalachian Student Housing Corp.); Series
     2000 A-1, VRD Student Housing RB (LOC-Wells
     Fargo Bank, N.A.)(a)(d)                           0.68%     07/01/31       1,505          1,505,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Housing Finance Agency
     (The Masonic Home for Children at Oxford);
     Series 2002, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.68%     08/01/23       1,470          1,470,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Deerfield Episcopal Retirement
     Community); Series 2008 B, VRD Health Care
     Facilities First Mortgage RB (LOC-Branch
     Banking &Trust Co.)(a)(d)                         0.68%     11/01/14       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Lower Cape Fear Hospice, Inc.);
     Series 2007, VRD Health Care Facilities RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     11/01/27       2,000          2,000,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (North Carolina Baptist Hospital);
     Series 2009 B, Ref. VRD RB(a)                     0.60%     06/01/34       5,700          5,700,000
--------------------------------------------------------------------------------------------------------
     Series 2009 C, Ref. VRD RB(a)                     0.60%     06/01/34       5,700          5,700,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Person Memorial Hospital); Series
     2005, VRD Health Care Facilities RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     01/01/35      13,890         13,890,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (University Health Systems of
     Eastern Carolina); Series 2008 B-2, Ref. VRD
     Health Care Facilities RB (LOC-Branch Banking
     & Trust Co.)(a)(d)                                0.64%     12/01/36       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Westcare Health System Obligated
     Group); Series 2002 A, VRD Hospital RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     09/01/22       8,900          8,900,000
--------------------------------------------------------------------------------------------------------
  University of North Carolina at Chapel Hill
     Board of Governors;
     Series 2006 A, Commercial Paper Bonds             0.70%     03/06/09       4,500          4,500,000
--------------------------------------------------------------------------------------------------------
     Series 2006 A, Commercial Paper Bonds             0.75%     04/03/09      11,600         11,600,000
--------------------------------------------------------------------------------------------------------
  Wake (County of) Industrial Facilities &
     Pollution Control Finance Agency (Wake
     Enterprises, Inc.); Series 2009, VRD Capital
     Facilities RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.58%     02/01/34       3,500          3,500,000
--------------------------------------------------------------------------------------------------------
  Wake (County of); Series 2008, Unlimited Tax GO
     BAN                                               3.50%     10/15/09       2,500          2,527,639
========================================================================================================
                                                                                             136,772,639
========================================================================================================


NORTH DAKOTA-0.10%

  Fargo (City of) (Case Oil Co.); Series 1984, VRD
     Commercial Development RB (LOC-U.S. Bank
     N.A.)(a)(d)                                       0.77%     12/01/14       2,655          2,655,000
========================================================================================================


OHIO-3.72%

  Beavercreek (City of) City School District;
     Series 2009, School Improvement Unlimited Tax
     GO BAN                                            2.00%     08/18/09       8,350          8,402,757
--------------------------------------------------------------------------------------------------------
  Butler (County of) (CCAO Low Cost Capital Pooled
     Financing Program); Sr. Series 2005 A, VRD
     Capital Funding RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.60%     06/01/35       3,015          3,015,000
--------------------------------------------------------------------------------------------------------
  Cleveland (City of) Municipal School District;
     Series 2008, School Improvement Unlimited Tax
     GO BAN                                            2.50%     09/30/09      12,500         12,597,827
--------------------------------------------------------------------------------------------------------
  Columbus (City of) City School District; Series
     2009 A, School Facilities Construction &
     Improvement Unlimited Tax GO BAN                  2.00%     08/13/09       8,500          8,550,166
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

  Columbus (City of) Regional Airport Authority
     (OASBO Expanded Asset Pooled Financing
     Program);
     Sr. Series 2004 A, VRD Capital Funding RB
       (LOC-U.S. Bank, N.A.)(a)(d)                     0.60%     03/01/34     $ 5,360     $    5,360,000
--------------------------------------------------------------------------------------------------------
     Sr. Series 2005, VRD Capital Funding RB
       (LOC-U.S. Bank, N.A.)(a)(d)                     0.60%     07/01/35       6,320          6,320,000
--------------------------------------------------------------------------------------------------------
  Dublin (City of) City School District; Series
     2009, School Construction Unlimited Tax GO
     BAN                                               2.00%     10/15/09       2,700          2,722,710
--------------------------------------------------------------------------------------------------------
  Hamilton (County of) (Drake Center, Inc.);
     Series 1999 A, VRD Hospital Facilities RB
     (LOC-U.S. Bank, N.A.)(a)(d)                       0.60%     06/01/19       5,700          5,700,000
--------------------------------------------------------------------------------------------------------
  Lake (County of) (Lake Hospital System, Inc.);
     Series 2002, VRD Hospital Facilities RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.78%     12/01/32       8,930          8,930,000
--------------------------------------------------------------------------------------------------------
  Lorain (County of) (EMH Regional Medical
     Center); Series 2008, Ref. VRD Hospital
     Facilities RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.65%     11/01/21       4,900          4,900,000
--------------------------------------------------------------------------------------------------------
  Lorain (County of) Port Authority (St. Ignatius
     High School); Series 2008, VRD Educational
     Facilities RB (LOC-U.S. Bank, N.A.)(a)(d)         0.61%     08/02/38       2,250          2,250,000
--------------------------------------------------------------------------------------------------------
  Lucas (County of) (ProMedica Healthcare System);
     Series 2008 B, VRD Hospital RB (LOC-UBS
     AG)(a)(d)(e)                                      0.72%     11/15/40       1,955          1,955,000
--------------------------------------------------------------------------------------------------------
  Marion (County of) (Pooled Lease Program);
     Series 1990, VRD Hospital Improvement RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.68%     08/01/20       1,125          1,125,000
--------------------------------------------------------------------------------------------------------
  Montgomery (County of) (The Dayton Art
     Institute); Series 1996, VRD Economic
     Development RB (LOC-U.S. Bank, N.A.)(a)(d)        0.60%     05/01/26       4,300          4,300,000
--------------------------------------------------------------------------------------------------------
  Ohio (State of) (Goodwill Industries of the
     Miami Valley); Series 2003, VRD Economic
     Development RB (LOC-PNC Bank, N.A.)(a)(d)         0.60%     06/01/23       7,320          7,320,000
--------------------------------------------------------------------------------------------------------
  Richland (County of) (Wesleyan Senior Living
     Obligated Group); Series 2004 A, Ref. VRD
     Health Care Facilities RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(d)                                 0.60%     11/01/27      14,630         14,630,000
========================================================================================================
                                                                                              98,078,460
========================================================================================================


OKLAHOMA-1.05%

  Oklahoma (County of) Finance Authority (Oxford
     Oaks, Watersedge & Gardens at Reding
     Apartments); Series 2000, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.64%     07/15/30       8,650          8,650,000
--------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Development Finance
     Authority (Capitol Dome); Series 2001, VRD RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.77%     06/01/11       1,360          1,360,000
--------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Water Resources Board;
     Series 1994 A, VRD State Loan Program
     RB(a)(g)                                          1.65%     09/01/23      12,655         12,655,000
--------------------------------------------------------------------------------------------------------
     Series 1995, VRD State Loan Program RB(a)         1.65%     09/01/24       5,060          5,060,000
========================================================================================================
                                                                                              27,725,000
========================================================================================================


OREGON-0.77%

  Oregon (State of); Series 2008 A, Full Faith &
     Credit Unlimited Tax GO TAN                       3.00%     06/30/09      10,000         10,042,350
--------------------------------------------------------------------------------------------------------
  Portland (City of) (South Park Block); Series
     1988 A, Ref. VRD MFH RB (LOC-Harris
     N.A.)(a)(d)                                       0.65%     12/01/11      10,250         10,250,000
========================================================================================================
                                                                                              20,292,350
========================================================================================================


PENNSYLVANIA-6.24%

  Allegheny (County of) Hospital Development
     Authority (Central Blood Bank); Series 1992,
     VRD Health Facilities RB (LOC-PNC Bank,
     N.A.)(a)(d)                                       0.60%     12/01/10       1,225          1,225,000
--------------------------------------------------------------------------------------------------------
  Allegheny (County of) Hospital Development
     Authority (UPMC Senior Communities, Inc.);
     Series 2003, VRD RB (CEP-Federal National
     Mortgage Association)(a)                          0.62%     07/15/28       1,900          1,900,000
--------------------------------------------------------------------------------------------------------
  Benzinger (Township of) Hospital Authority (Elk
     Regional Health System); Series 2000, VRD RB
     (LOC-PNC Bank, N.A.)(a)(d)                        0.60%     12/01/30       1,040          1,040,000
--------------------------------------------------------------------------------------------------------
  Berks (County of) Industrial Development
     Authority (CHF-Kutztown, LLC Project
     Servicing Kutztown University of
     Pennsylvania); Series 2007 A, VRD Student
     Housing RB (LOC-Citibank N.A.)(a)(d)              0.60%     07/01/37      10,675         10,675,000
--------------------------------------------------------------------------------------------------------
  Butler (County of) Industrial Development
     Authority (Concordia Lutheran Ministries);
     Series 2004 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.57%     05/01/34       6,540          6,540,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

  Chester (County of) Industrial Development
     Authority (Archdiocese of Philadelphia);
     Series 2001, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.65%     07/01/31     $42,100     $   42,100,000
--------------------------------------------------------------------------------------------------------
  Erie (City of) Higher Education Building
     Authority (Gannon University); Series 1998 F,
     VRD University RB (LOC-PNC Bank, N.A.)(a)(d)      0.60%     07/01/13       1,800          1,800,000
--------------------------------------------------------------------------------------------------------
  Erie (County of) Hospital Authority (Hamot
     Health Foundation); Series 2008, VRD RB
     (LOC-PNC Bank, N.A.)(a)(d)                        0.55%     05/15/20       2,210          2,210,000
--------------------------------------------------------------------------------------------------------
  Haverford (Township of) School District; Series
     2009, Limited Tax GO (LOC-TD Bank,
     N.A.)(a)(d)                                       0.58%     03/01/30       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  Lebanon (County of) Health Facilities Authority
     (E.C.C. Retirement Village); Series 2000, VRD
     RB (LOC-PNC Bank, N.A.)(a)(d)                     0.65%     10/15/25       9,315          9,315,000
--------------------------------------------------------------------------------------------------------
  Lower Merion (Township of) School District
     (Capital Project Series);
     Series 2009 A, VRD Limited Tax GO (LOC-State
     Street Bank & Trust Co.)(a)(d)                    0.55%     04/01/27       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
     Series 2009 B, VRD Limited Tax GO (LOC-U.S.
     Bank, N.A.)(a)(d)                                 0.55%     04/01/27       4,000          4,000,000
--------------------------------------------------------------------------------------------------------
  Luzerne (County of) Industrial Development
     Authority (Methodist Homes for the Aging of
     the Wyoming Conference); Series 2003, VRD RB
     (LOC-Bank of New York)(a)(d)                      0.62%     02/01/29       2,700          2,700,000
--------------------------------------------------------------------------------------------------------
  Luzerne (County of) Industrial Development
     Authority; Series 2005, VRD Gtd. Lease RB
     (LOC-PNC Bank, N.A.)(a)(d)                        0.60%     11/01/26       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Luzerne (County of); Series 2004, VRD Unlimited
     Tax GO (LOC-PNC Bank, N.A.)(a)(d)                 0.60%     11/01/14       2,185          2,185,000
--------------------------------------------------------------------------------------------------------
  Montgomery (County of) Redevelopment Authority
     (Forge Gate Apartments); Series 2001 A, VRD
     MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     08/15/31       2,225          2,225,000
--------------------------------------------------------------------------------------------------------
  Moon (Township of) Industrial Development
     Authority (Providence Point); Series 2007,
     VRD First Mortgage RB (LOC-Lloyds TSB Bank
     PLC)(a)(d)(e)                                     0.67%     07/01/38      31,165         31,165,000
--------------------------------------------------------------------------------------------------------
  New Castle Area School District; Series 2003 B,
     Unlimited Tax GO(f)(g)(h)                         4.75%     03/01/09       2,400          2,400,133
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Dr. Gertrude A. Barber
     Center, Inc.); Series 2002, VRD RB (LOC-PNC
     Bank, N.A.)(a)(d)                                 0.60%     12/01/31       2,230          2,230,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Mercy Health System of
     Southeastern Pennsylvania); Series 1999 E-1,
     VRD RB (LOC-PNC Bank, N.A.)(a)(d)                 0.60%     09/01/19       1,200          1,200,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Pennsylvania Treasury
     Department Hospital Enhancement Loan Program-
     J.C. Blair Memorial Hospital); Series 2007 A-
     1, VRD Hospital RB (LOC-PNC Bank, N.A.)(a)(d)     0.60%     03/01/19       2,070          2,070,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Kings
     College); Series 2003 L-2, VRD RB (LOC-PNC
     Bank, N.A.)(a)(d)                                 0.60%     05/01/18       1,115          1,115,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Rosemont
     College); Series 2004 O, VRD RB (LOC-Wells
     Fargo Bank, N.A.)(a)(d)                           0.62%     11/01/34       5,500          5,500,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Washington &
     Jefferson College); Series 1999 E-5, VRD RB
     (LOC-PNC Bank, N.A.)(a)(d)                        0.60%     11/01/29       5,300          5,300,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-The Waynesburg
     College); Series 2004 N-2, VRD RB (LOC-PNC
     Bank, N.A.)(a)(d)                                 0.60%     05/01/34       1,500          1,500,000
--------------------------------------------------------------------------------------------------------
  Westmoreland (County of) Industrial Development
     Authority (Excela Health);
     Series 2005 C, VRD Health System RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.60%     07/01/27       7,915          7,915,000
--------------------------------------------------------------------------------------------------------
     Series 2005 E, VRD Health System RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.60%     07/01/22       7,100          7,100,000
========================================================================================================
                                                                                             164,410,133
========================================================================================================


RHODE ISLAND-0.09%

  Providence (City of) Housing Authority
     (Cathedral Square Apartments I); Series 2000
     A, VRD MFH RB (LOC-Bank of America,
     N.A.)(a)(c)(d)                                    0.75%     09/01/30       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Rhode Island (State of) Health & Educational
     Building Corp. (St. Andrew's School); Series
     1999, VRD RB (LOC-U.S. Bank, N.A.)(a)(d)          0.66%     12/01/29       1,375          1,375,000
========================================================================================================
                                                                                               2,375,000
========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
SOUTH CAROLINA-2.84%

  Charleston (County of) School District; Series
     2008, Unlimited Tax GO                            4.00%     03/01/09     $34,000     $   34,000,959
--------------------------------------------------------------------------------------------------------
  Clemson University; Series 2000, RB(f)(g)(h)         6.25%     05/01/09       1,250          1,274,636
--------------------------------------------------------------------------------------------------------
  Oconee (County of) (Duke Power Co.); Series
     1993, Ref. VRD Facilities PCR (LOC-SunTrust
     Bank)(a)(d)                                       0.62%     02/01/17       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Nonprofit Institutions
     of Higher Learning (Newberry College); Series
     2008, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.68%     06/01/35       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Housing Finance &
     Development Authority (Runaway Bay
     Apartments); Series 2005, Ref. VRD MFH Rental
     RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     11/15/35       7,465          7,465,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Carolina Children's
     Home); Series 2003, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.68%     03/01/23       1,800          1,800,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (John Ancrum Society
     for Prevention of Cruelty to Animals); Series
     2007, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.65%     08/01/27       4,400          4,400,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Oconee Memorial
     Hospital, Inc.); Series 2006 B, VRD Hospital
     RB (LOC-Wells Fargo Bank, N.A.)(a)(d)             0.60%     10/01/36       9,000          9,000,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Porter-Gaud School);
     Series 2008, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.61%     12/01/33      12,000         12,000,000
========================================================================================================
                                                                                              74,940,595
========================================================================================================


SOUTH DAKOTA-0.36%

  South Dakota (State of) Health & Educational
     Facilities Authority (Regional Health, Inc.);
     Series 2008, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.65%     09/01/27       8,500          8,500,000
--------------------------------------------------------------------------------------------------------
  South Dakota (State of) Housing Development
     Authority (Country Meadows Apartments);
     Series 2009, VRD MFH RB (CEP-Federal Home
     Loan Mortgage Corp.)(a)                           0.62%     01/01/44       1,000          1,000,000
========================================================================================================
                                                                                               9,500,000
========================================================================================================


TENNESSEE-2.09%

  Blount (County of) Public Building Authority
     (Local Government Public Improvement); Series
     2009 E-7-A, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(d)                                  0.68%     06/01/39       5,500          5,500,000
--------------------------------------------------------------------------------------------------------
  Chattanooga (City of) Health, Educational &
     Housing Facility Board (Windridge
     Apartments); Series 2003 A, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     05/15/33       3,175          3,175,000
--------------------------------------------------------------------------------------------------------
  Hendersonville (City of) Industrial Development
     Board (Pope John Paul II High School, Inc.);
     Series 2000, VRD Educational Facilities RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     12/01/20       2,700          2,700,000
--------------------------------------------------------------------------------------------------------
  Jackson (City of) Health, Educational & Housing
     Facility Board (Post House Jackson
     Apartments); Series 2002, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     10/15/32       3,870          3,870,000
--------------------------------------------------------------------------------------------------------
  Loudon (City of) Industrial Development Board
     (A.E. Staley Manufacturing Company, Inc.);
     Series 1991, Ref. VRD PCR (LOC-Citibank
     N.A.)(a)(c)(d)                                    0.61%     06/01/23       8,100          8,100,000
--------------------------------------------------------------------------------------------------------
  Memphis (City of) & Shelby (County of)
     Industrial Development Board (UT Medical
     Group, Inc.); Series 1999, VRD IDR
     (LOC-SunTrust Bank)(a)(d)                         0.82%     03/01/24       5,555          5,555,000
--------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (Hickory Trace Apartments);
     Series 2003, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                      0.63%     03/01/33       4,750          4,750,000
--------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (Lipscomb University);
     Series 2003, Ref. VRD Educational Facilities
     RB (LOC-SunTrust Bank)(a)(d)                      0.62%     02/01/23       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
     Series 2006, VRD RB (LOC-SunTrust Bank)(a)(d)     0.62%     11/01/28       1,150          1,150,000
--------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (Summit Apartments); Series
     2006, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.62%     07/15/36       6,825          6,825,000
--------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (The Park at Hermitage);
     Series 2004, Ref. VRD MFH RB (CEP-Federal
     National Mortgage Association)(a)                 0.62%     02/15/34       1,945          1,945,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

  Shelby (County of) Health, Educational & Housing
     Facility Board (Memphis University School);
     Series 2006, VRD RB (LOC-SunTrust Bank)(a)(d)     0.82%     07/01/26     $ 3,300     $    3,300,000
--------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Trezevant Manor); Series 2007
     A, VRD RB (LOC-Bank of America, N.A.)(a)(d)       0.67%     09/01/39       7,225          7,225,000
========================================================================================================
                                                                                              55,095,000
========================================================================================================


TEXAS-11.99%

  Arlington (City of);
     Series 2005 A, GO Commercial Paper Notes          1.25%     03/10/09      11,000         11,000,000
--------------------------------------------------------------------------------------------------------
     Series 2005 A, GO Commercial Paper Notes          0.75%     04/06/09       9,000          9,000,000
--------------------------------------------------------------------------------------------------------
  Austin (City of) Housing Finance Corp. (Stassney
     Woods Apartments); Series 2004, Ref. VRD MFH
     RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     10/15/32       3,350          3,350,000
--------------------------------------------------------------------------------------------------------
  Bexar (County of) Housing Finance Corp.
     (Northwest Trails Apartments); Series 2004,
     Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.62%     12/15/34       3,130          3,130,000
--------------------------------------------------------------------------------------------------------
  Crawford (City of) Education Facilities Corp.
     (Prince of Peace Christian School);
     Series 2005, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.57%     07/01/28       5,500          5,500,000
--------------------------------------------------------------------------------------------------------
     Series 2005, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.57%     05/01/30       5,375          5,375,000
--------------------------------------------------------------------------------------------------------
  Cypress-Fairbank Independent School District;
     Series 2008, TAN                                  3.00%     06/25/09       5,000          5,021,417
--------------------------------------------------------------------------------------------------------
  De Soto (City of) Industrial Development
     Authority (National Service Industries,
     Inc.); Series 1991, Ref. VRD IDR (LOC-Wells
     Fargo Bank, N.A.)(a)(c)(d)                        0.68%     09/01/18       3,140          3,140,000
--------------------------------------------------------------------------------------------------------
  Garland (City of); Series 2008, GO Commercial
     Paper Notes                                       0.70%     07/07/09       8,200          8,200,000
--------------------------------------------------------------------------------------------------------
  Gulf Coast Industrial Development Authority
     (Petrounited Terminals, Inc.); Series 1989,
     Ref. VRD IDR (LOC-BNP Paribas)(a)(c)(d)(e)        0.63%     11/01/19       5,600          5,600,000
--------------------------------------------------------------------------------------------------------
  Harris (County of) Health Facilities Development
     Corp. (Texas Children's Hospital); Series
     2008-3, Ref. VRD Hospital RB(a)                   2.10%     10/01/41      24,865         24,865,000
--------------------------------------------------------------------------------------------------------
  Hockley (County of) Industrial Development Corp.
     (Amoco Corp.);
     Series 1983, VRD PCR(a)(e)                        1.70%     03/01/14      30,000         30,000,054
--------------------------------------------------------------------------------------------------------
     Series 1985, VRD PCR(a)(e)                        2.70%     11/01/19       9,000          9,000,000
--------------------------------------------------------------------------------------------------------
  Mesquite (City of) Independent School District;
     Series 2003 A, VRD School Building Unlimited
     Tax GO (CEP-Texas Permanent School Fund)(a)       0.61%     08/01/29      10,670         10,670,000
--------------------------------------------------------------------------------------------------------
  Morgan Stanley & Co. Inc. Trust Floater Ctfs.
     (North East Independent School District);
     Series 2006-1668, Ref. VRD Unlimited Tax
     GO(a)(b)(c)                                       0.67%     02/01/27      14,725         14,725,000
--------------------------------------------------------------------------------------------------------
  Northwest Independent School District; Series
     2006, VRD School Building Unlimited Tax GO
     (CEP-Texas Permanent School Fund)(a)              0.61%     02/15/31      10,560         10,560,000
--------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Houston (City
     of)); Series 12022, Sub. Lien VRD Airport
     System RB(a)(b)(c)                                0.67%     07/01/28      17,235         17,235,000
--------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Northwest
     Independent School District); Series 11220,
     VRD Unlimited Tax School Building GO(a)(b)(c)     0.68%     02/15/27       3,585          3,585,000
--------------------------------------------------------------------------------------------------------
  San Antonio (City of); Series 2008, Ref. Sub.
     Lien VRD Hotel Occupancy Tax RB (LOC-Wells
     Fargo Bank, N.A.)(a)(d)                           0.58%     08/15/34       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
  San Gabriel (City of) Health Facilities
     Development Corp. (YMCA of Greater Williamson
     County); Series 2005, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(d)                           0.63%     04/01/26       4,915          4,915,000
--------------------------------------------------------------------------------------------------------
  Tarrant (County of) Housing Finance Corp.
     (Sierra Springs Apartments); Series 1999,
     Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.67%     02/15/27       7,760          7,760,000
--------------------------------------------------------------------------------------------------------
  Texas (State of) Department of Housing &
     Community Affairs (NHP Foundation-Asmara
     Affordable Housing Inc.); Series 2003, Ref.
     VRD MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(a)                                         0.58%     07/01/33       6,180          6,180,000
--------------------------------------------------------------------------------------------------------
  Texas (State of) Public Finance Authority;
     Series 2002 A, GO Commercial Paper Notes          0.55%     06/23/09       6,500          6,500,000
--------------------------------------------------------------------------------------------------------
  Texas (State of) Small Business Industrial
     Development Corp. (Texas Public Facilities
     Capital Access Program); Series 1986, VRD RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.63%     07/01/26       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Texas (State of); Series 2008, TRAN                  3.00%     08/28/09      41,500         41,778,443
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

  Texas A&M University System Board of Regents;
     Series 1999, Financing System RB(f)(g)(h)         5.55%     05/15/09     $ 7,600     $    7,655,075
--------------------------------------------------------------------------------------------------------
  Travis (County of) Housing Finance Corp. (Travis
     Station Apartments); Series 2004 A, Ref. VRD
     MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     02/15/34       1,075          1,075,000
--------------------------------------------------------------------------------------------------------
  Travis (County of); Series 2008, Limited Tax GO
     Ctfs.                                             3.25%     03/01/10       2,000          2,049,997
--------------------------------------------------------------------------------------------------------
  University of Texas System Board of Regents
     (Revenue Financing System);
     Series 2002 A, Commercial Paper Notes             0.25%     04/06/09       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
     Series 2002 A, Commercial Paper Notes             0.45%     04/06/09      10,000         10,000,000
--------------------------------------------------------------------------------------------------------
  Upper Trinity Regional Water District; Series
     2008 A, Commercial Paper Regional Treated
     Water Supply System RN (LOC-Bank of America,
     N.A.)(d)                                          1.50%     05/06/09      15,550         15,550,000
--------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Comal (County of) Independent
     School District); Series 2008 K-10, VRD
     Unlimited Tax GO(a)(b)(c)                         0.65%     02/01/26       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (University of Texas System
     Board of Regents); Series 2007-C82, Ref. VRD
     RB(a)(b)(c)                                       0.65%     07/01/21      10,665         10,665,000
========================================================================================================
                                                                                             316,084,986
========================================================================================================


UTAH-0.07%

  Duchesne School District Municipal Building
     Authority; Series 2005, VRD Lease RB
     (LOC-U.S. Bank, N.A.)(a)(d)                       0.63%     06/01/21       1,800          1,800,000
========================================================================================================


VERMONT-0.22%

  Vermont (State of) Economic Development
     Authority (Wake Robin Corp.); Series 1999 B,
     Mortgage RB(f)(g)(h)                              6.75%     03/01/09       5,720          5,834,809
========================================================================================================


VIRGINIA-3.60%

  Albemarle (County of) Industrial Development
     Authority (Jefferson Scholars Foundation);
     Series 2007, VRD RB (LOC-SunTrust Bank)(a)(d)     0.62%     10/01/37       2,000          2,000,000
--------------------------------------------------------------------------------------------------------
  Albemarle (County of) Industrial Development
     Authority (Thomas Jefferson Foundation,
     Inc.);
     Series 2004, VRD RB (LOC-SunTrust Bank)(a)(d)     0.62%     10/01/29         940            940,000
--------------------------------------------------------------------------------------------------------
     Series 2007, VRD RB (LOC-SunTrust Bank)(a)(d)     0.62%     06/01/37       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  Arlington (County of) (Ballston Public Parking);
     Series 1984, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.63%     08/01/17       3,725          3,725,000
--------------------------------------------------------------------------------------------------------
  Arlington (County of) Industrial Development
     Authority (Woodbury Park Apartments); Series
     2005 A, Ref. VRD MFH RB (CEP-Federal Home
     Loan Mortgage Corp.)(a)                           0.62%     03/01/35      12,935         12,935,000
--------------------------------------------------------------------------------------------------------
  Charlottesville (City of) Industrial Development
     Authority (Seminole Square Shopping Center);
     Series 1993 B, Ref. VRD IDR (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.65%     12/01/13       1,010          1,010,000
--------------------------------------------------------------------------------------------------------
  Chesapeake (City of) Hospital Authority
     (Chesapeake General Hospital); Series 2001 B,
     VRD RB (LOC-SunTrust Bank)(a)(d)                  0.62%     07/01/31       1,500          1,500,000
--------------------------------------------------------------------------------------------------------
  Chesterfield (County of) Health Center
     Commission (Lucy Corr Village); Series 2008
     B, VRD Residential Care Facility First
     Mortgage RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.68%     12/01/12       3,100          3,100,000
--------------------------------------------------------------------------------------------------------
  Fairfax (County of) Economic Development
     Authority (Capital Hospice); Series 2009, VRD
     Health Care Facilities RB (LOC-Branch Banking
     & Trust Co.)(a)(d)                                0.68%     01/01/34       6,050          6,050,000
--------------------------------------------------------------------------------------------------------
  Fairfax (County of) Economic Development
     Authority (Vienna II Metrorail Station);
     First Series 1999, Parking RB(f)(g)(h)            6.00%     09/01/09       1,650          1,728,526
--------------------------------------------------------------------------------------------------------
     First Series 1999, Parking RB(f)(g)(h)            6.00%     09/01/09       1,750          1,833,285
--------------------------------------------------------------------------------------------------------
  Fairfax (County of) Industrial Development
     Authority (Inova Health System); Series 2008
     C-1, Ref. VRD Health Care RB(a)                   1.60%     04/15/35      25,000         25,000,000
--------------------------------------------------------------------------------------------------------
  Hanover (County of) Economic Development
     Authority (Bon Secours Health System, Inc.);
     Series 2008 D-1, Ref. VRD RB (LOC-Landesbank
     Baden-Wurttemberg)(a)(d)(e)                       0.62%     11/01/25       9,400          9,400,000
--------------------------------------------------------------------------------------------------------
  Hanover (County of) Industrial Development
     Authority (Covenent Woods); Series 1999, VRD
     Residential Care Facility RB (LOC-Branch
     Banking & Trust Co.)(a)(c)(d)                     0.68%     07/01/29       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  Henrico (County of) Economic Development
     Authority (Bon Secours Health System, Inc.);
     Series 2008 D, Ref. VRD RB (LOC-Landesbank
     Baden-Wurttemberg)(a)(d)(e)                       0.62%     11/01/25      13,700         13,700,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
VIRGINIA-(CONTINUED)

  Suffolk (County of) Redevelopment & Housing
     Authority (Oak Springs Apartments, L.L.C.);
     Series 1999, Ref. VRD MFH RB (CEP- Federal
     Home Loan Mortgage Corp.)(a)                      0.67%     12/01/19     $ 1,390     $    1,390,000
--------------------------------------------------------------------------------------------------------
  University of Virginia Rector & Visitors; Series
     2008 A, General Revenue Pledge Commercial
     Paper Notes                                       0.40%     06/17/09       5,000          5,000,000
========================================================================================================
                                                                                              94,811,811
========================================================================================================


WASHINGTON-2.10%

  Lake Tapps Parkway Properties; Series 1999 A,
     VRD Special RB (LOC-U.S. Bank, N.A.)(a)(d)        0.73%     12/01/19      11,545         11,545,000
--------------------------------------------------------------------------------------------------------
  Seattle (City of) Housing Authority (Bayview
     Manor); Series 1994 B, VRD Low Income Housing
     Assistance RB (LOC-U.S. Bank, N.A.)(a)(d)         0.67%     05/01/19       2,485          2,485,000
--------------------------------------------------------------------------------------------------------
  Seattle (City of) Housing Authority (Pioneer
     Human Services); Series 1995, Ref. VRD RB
     (LOC-U.S. Bank, N.A.)(a)(d)                       0.59%     12/01/15       1,845          1,845,000
--------------------------------------------------------------------------------------------------------
  Seattle (City of); Series 1999, Water System
     RB(f)(g)(h)                                       5.38%     03/01/09      10,000         10,000,619
--------------------------------------------------------------------------------------------------------
  Seattle (Port of) Industrial Development Corp.
     (Sysco Food Services of Seattle, Inc.);
     Series 1994, Ref. VRD RB(a)                       0.60%     11/01/25       8,000          8,000,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (Swedish Health Services); Series
     2006, VRD RB (LOC-Citibank, N.A.)(a)(c)(d)        0.87%     11/15/26       7,950          7,950,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Olympic Heights Apartments); Series 2002,
     Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.62%     09/15/20       5,165          5,165,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Riverview Retirement Community); Series
     1997, VRD Elderly Housing RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.67%     07/01/22       1,760          1,760,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Seattle Country Day School); Series 2006,
     VRD Non-Profit RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.64%     07/01/32       1,100          1,100,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Valley View Apartments); Series 2002, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     09/15/20       2,880          2,880,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (YMCA of Columbia-Willamette); Series 1999,
     VRD Non-Profit RB (LOC-U.S. Bank, N.A.)(a)(d)     0.63%     08/01/24       2,600          2,600,000
========================================================================================================
                                                                                              55,330,619
========================================================================================================


WEST VIRGINIA-0.27%

  West Virginia (State of) Hospital Finance
     Authority (West Virginia United Health System
     Obligated Group); Series 2009 A, Ref. VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.65%     06/01/33       7,200          7,200,000
========================================================================================================


WISCONSIN-2.72%

  Marathon (County of); Series 2009 A, Unlimited
     Tax Promissory GO                                 2.50%     12/01/09       2,835          2,872,299
--------------------------------------------------------------------------------------------------------
  Milwaukee (City of); Series 2005 V-8, VRD
     Unlimited Tax Corporate Purpose GO(a)             0.65%     02/01/25      20,200         20,200,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Benevolent Corp. Cedar
     Community); Series 2007, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(d)                           0.63%     06/01/37       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Froedtert & Community
     Health, Inc. Obligated Group); Series 2009 A,
     VRD RB (LOC-U.S. Bank, N.A.)(a)(d)                0.55%     04/01/35       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Grace Lutheran
     Foundation, Inc.); Series 2000, VRD RB
     (LOC-U.S. Bank, N.A.)(a)(d)                       0.67%     06/01/25       2,190          2,190,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Indian Community School
     of Milwaukee, Inc.); Series 2007, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.63%     12/01/36      11,000         11,000,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Lawrence University of
     Wisconsin); Series 2009, Ref. VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.66%     02/01/39       4,200          4,200,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Meriter Hospital,
     Inc.); Series 2008 B, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.55%     12/01/26      15,385         15,385,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

  Wisconsin (State of) Health & Educational
     Facilities Authority (Three Pillars Senior
     Living Communities); Series 2004 B, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.68%     08/15/34     $ 2,615     $    2,615,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Valley Packaging
     Industries, Inc.); Series 2005, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.63%     07/01/35       1,210          1,210,000
========================================================================================================
                                                                                              71,672,299
========================================================================================================


WYOMING-0.44%

  Gillette (City of) (Pacificorp); Series 1988,
     Ref. VRD PCR (LOC-Barclays Bank PLC)(a)(d)(e)     0.60%     01/01/18       9,475          9,475,000
--------------------------------------------------------------------------------------------------------
  Sweetwater (County of) (Pacificorp); Series 1988
     B, Ref. VRD Customized Purchase PCR
     (LOC-Barclays Bank PLC)(a)(d)(e)                  0.55%     01/01/14       2,000          2,000,000
========================================================================================================
                                                                                              11,475,000
========================================================================================================
TOTAL INVESTMENTS(i)(j)-99.52% (Cost
  $2,626,578,851)                                                                          2,623,883,851
========================================================================================================
OTHER ASSETS LESS LIABILITIES-0.48%                                                           12,598,692
========================================================================================================
NET ASSETS-100.00%                                                                        $2,636,482,543
________________________________________________________________________________________________________
========================================================================================================




Investment Abbreviations:

BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificates of Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
Gtd.     - Guaranteed
IDR      - Industrial Development Revenue Bonds
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Option Tender
MFH      - Multi-Family Housing
PCR      - Pollution Control Revenue Bonds
PUTTERs  - Putable Tax-Exempt Receipts
RAC      - Revenue Anticipation Certificates
RAN      - Revenue Anticipation Notes
RB       - Revenue Bonds
Ref.     - Refunding
RN       - Revenue Notes
Sr.      - Senior
Sub.     - Subordinated
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand


Notes to Schedule of Investments:

(a) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2009.
(b) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2009 was $229,500,000, which represented 8.70% of the Fund's Net Assets.
(d) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5% each.
(f) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)   Secured by an escrow fund of U.S. government obligations.
(h)   Advance refunded.
(i)   Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO



(j) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

      ENTITIES                                                       PERCENTAGE
      -------------------------------------------------------------------------
      Bank of America, N.A.                                             11.1%
      -------------------------------------------------------------------------
      Branch Banking & Trust Co.                                         7.7
      -------------------------------------------------------------------------
      JPMorgan Chase Bank, N.A.                                          7.7
      -------------------------------------------------------------------------
      SunTrust Bank                                                      7.4
      -------------------------------------------------------------------------
      Wells Fargo Bank, N.A.                                             7.1
      -------------------------------------------------------------------------
      U.S. Bank, N.A.                                                    6.6
      -------------------------------------------------------------------------
      Federal National Mortgage Association                              5.1
      _________________________________________________________________________
      =========================================================================



FUND COMPOSITION BY MATURITY

In days, as of 2/28/09



-------------------------------------------------------------------------
1-7                                                                  80.2%
-------------------------------------------------------------------------
8-30                                                                  0.4
-------------------------------------------------------------------------
31-90                                                                 8.6
-------------------------------------------------------------------------
91-180                                                                4.7
-------------------------------------------------------------------------
181+                                                                  6.1
_________________________________________________________________________
=========================================================================



The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2009
(Unaudited)




                                                                                      GOVERNMENT &     GOVERNMENT       TAX-FREE
                                LIQUID ASSETS      STIC PRIME         TREASURY           AGENCY       TAXADVANTAGE    CASH RESERVE
                                  PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO       PORTFOLIO
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------

ASSETS:

Investments, at value and
  cost                         $21,900,740,145   $6,793,778,778   $10,420,676,722   $ 7,188,550,644   $367,619,731   $2,623,883,851
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
Repurchase agreements, at
  value and cost                 2,397,575,508               --    14,659,702,603     6,588,081,958             --               --
============================   ===============   ==============   ===============   ===============   ============   ==============
     Total investments, at
       value and cost           24,298,315,653    6,793,778,778    25,080,379,325    13,776,632,602    367,619,731    2,623,883,851
============================   ===============   ==============   ===============   ===============   ============   ==============
Cash                                        --               --                --            26,425             --        1,957,066
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
Receivables for:
  Investments sold                          --               --                --                --             --       42,680,509
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
  Investments matured               10,000,000               --                --                --             --               --
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
  Interest                          17,371,804          371,081        11,873,458         6,877,190        262,742        5,950,399
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
  Fund expenses absorbed                    --            5,095           277,689                --         12,794            8,096
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
Investment for trustee
  deferred compensation and
  retirement plans                     261,147          138,268           109,003            37,123         26,093           49,101
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
Other assets                         1,647,991          739,483         1,714,678           764,227         50,066          323,706
============================   ===============   ==============   ===============   ===============   ============   ==============
     Total assets               24,327,596,595    6,795,032,705    25,094,354,153    13,784,337,567    367,971,426    2,674,852,728
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============


LIABILITIES:

Payables for:
  Investments purchased                     --               --                --                --             --       36,859,362
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
  Amount due custodian                 686,225               --                --                --             --               --
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
  Dividends                         17,373,357        1,459,788         4,795,307         5,479,915        136,851          880,635
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
  Accrued fees to affiliates         1,040,293          388,878         1,510,225           628,584         20,359          140,166
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
  Accrued operating expenses           394,703          144,301           374,387           150,115         34,099          144,789
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
Trustee deferred
  compensation and
  retirement plans                   2,295,539          929,174           881,615           317,564         65,147          345,233
============================   ===============   ==============   ===============   ===============   ============   ==============
     Total liabilities              21,790,117        2,922,141         7,561,534         6,576,178        256,456       38,370,185
============================   ===============   ==============   ===============   ===============   ============   ==============
Net assets applicable to
  shares outstanding           $24,305,806,478   $6,792,110,564   $25,086,792,619   $13,777,761,389   $367,714,970   $2,636,482,543
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============


NET ASSETS CONSIST OF:

Shares of beneficial
  interest                     $24,304,289,206   $6,791,055,988   $25,085,743,287   $13,777,321,440   $367,665,193   $2,636,502,327
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
Undistributed net investment
  income                             2,058,251          780,700           320,482           252,741          4,022               --
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
Undistributed net realized
  gain (loss)                         (540,979)         273,876           728,850           187,208         45,755          (19,784)
============================   ===============   ==============   ===============   ===============   ============   ==============
                               $24,305,806,478   $6,792,110,564   $25,086,792,619   $13,777,761,389   $367,714,970   $2,636,482,543
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        SHORT-TERM INVESTMENTS TRUST

February 28, 2009
(Unaudited)


                                                                                      GOVERNMENT &     GOVERNMENT       TAX-FREE
                                LIQUID ASSETS      STIC PRIME         TREASURY           AGENCY       TAXADVANTAGE    CASH RESERVE
                                  PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO       PORTFOLIO
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------

NET ASSETS:

Institutional Class            $16,594,555,984   $3,868,035,551   $ 7,779,019,865   $ 8,808,689,475   $252,874,255   $1,476,419,942
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Private Investment Class       $   730,177,555   $  541,156,691   $ 1,062,357,815   $   575,335,088   $ 50,113,686   $  234,899,374
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Personal Investment Class      $   122,859,543   $  314,704,521   $   390,197,762   $    20,364,096   $ 12,673,550   $    9,018,572
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Cash Management Class          $ 3,363,445,752   $1,138,786,596   $12,858,651,209   $ 1,565,498,488   $ 20,811,292   $  619,130,833
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Reserve Class                  $    39,014,205   $   14,294,021   $    53,169,602   $   153,035,621   $  3,522,325   $   22,639,754
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Resource Class                 $   864,191,281   $  264,719,877   $   555,814,741   $   725,760,722   $ 27,705,322   $  197,348,203
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Corporate Class                $ 2,591,562,158   $  650,413,307   $ 2,387,581,625   $ 1,929,077,899   $     14,540   $   77,025,865
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class             16,593,266,107    3,868,441,112     7,778,689,443     8,808,469,287    252,815,689    1,476,368,262
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Private Investment Class           730,149,044      541,229,740     1,062,292,606       575,286,586     50,134,361      234,875,593
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Personal Investment Class          122,845,964      314,634,523       390,115,238        20,360,327     12,674,374        9,014,548
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Cash Management Class            3,363,237,126    1,138,782,915    12,858,149,632     1,565,427,439     20,806,102      619,141,211
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Reserve Class                       39,008,970       14,306,330        53,145,020       153,036,241      3,520,537       22,636,292
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Resource Class                     864,186,256      264,693,393       555,761,198       725,722,937     27,702,975      197,340,400
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Corporate Class                  2,591,595,237      650,397,959     2,387,579,706     1,929,053,855         14,541       77,042,528
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Net asset value, offering
  and redemption price per
  share for each class         $          1.00   $         1.00   $          1.00   $          1.00   $       1.00   $         1.00
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF OPERATIONS

For the six months ended February 28, 2009
(Unaudited)



                                                                                       GOVERNMENT &     GOVERNMENT       TAX-FREE
                                       LIQUID ASSETS     STIC PRIME      TREASURY         AGENCY       TAXADVANTAGE    CASH RESERVE
                                         PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------

INVESTMENT INCOME:

Interest                                $225,563,718    $57,423,442    $ 86,211,791     $56,111,854     $1,894,201      $26,289,851
====================================   =============    ===========    ============    ============    ============    ============


EXPENSES:

Advisory fees                             15,845,678      5,064,376      17,854,969       4,690,949        332,572        2,950,445
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Administrative services fees                 569,818        354,192         610,004         393,633         71,243          287,858
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Custodian fees                               404,519        148,371         493,663         176,939          7,599           66,246
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Distribution fees:
  Private Investment Class                 1,832,042      1,546,307       3,128,807       1,396,861        101,593          630,823
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Personal Investment Class                  517,513      1,470,069       1,524,940         102,270         57,959           45,519
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Cash Management Class                    1,216,199        634,255       6,064,099         762,903         10,910          366,611
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Reserve Class                              270,806        137,587         267,476         715,301         56,445          135,047
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Resource Class                             908,886        307,765         639,040         619,538         26,676          209,003
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Corporate Class                            232,654         66,092         299,408         122,103              2           16,317
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Transfer agent fees                          950,741        303,862       1,071,298         422,185         16,235          127,191
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Trustees' and officers' fees and
  benefits                                   400,809        128,217         330,042         124,872         13,385           60,615
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Treasury Guarantee Program Fee             3,823,131      1,354,968       3,898,077       1,591,848         62,888          526,893
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Other                                        830,213        263,563         574,993         233,911         97,759          215,505
====================================   =============    ===========    ============    ============    ============    ============
     Total expenses                       27,803,009     11,779,624      36,756,816      11,353,313        855,266        5,638,073
====================================   =============    ===========    ============    ============    ============    ============
Less: Fees waived                         (7,457,824)    (3,519,142)    (10,100,298)     (1,436,754)      (414,340)      (1,040,500)
====================================   =============    ===========    ============    ============    ============    ============
     Net expenses                         20,345,185      8,260,482      26,656,518       9,916,559        440,926        4,597,573
====================================   =============    ===========    ============    ============    ============    ============
Net investment income                    205,218,533     49,162,960      59,555,273      46,195,295      1,453,275       21,692,278
====================================   =============    ===========    ============    ============    ============    ============
Net realized gain (loss) from
  investment securities*                    (787,407)       273,920         253,097         166,145         10,552              814
====================================   =============    ===========    ============    ============    ============    ============
Net increase in net assets resulting
  from operations                       $204,431,126    $49,436,880    $ 59,808,370     $46,361,440     $1,463,827      $21,693,092
____________________________________   _____________    ___________    ____________    ____________    ____________    ____________
====================================   =============    ===========    ============    ============    ============    ============



* Includes net gains (losses) from securities sold to affiliates of $(23,999) for STIC Prime Portfolio.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2009 and the year ended August 31, 2008 (Unaudited)



                                                               LIQUID ASSETS PORTFOLIO                STIC PRIME PORTFOLIO
                                                         ----------------------------------    ---------------------------------
                                                           FEBRUARY 28,        AUGUST 31,        FEBRUARY 28,       AUGUST 31,
                                                               2009               2008               2009              2008
------------------------------------------------------   ----------------------------------    ---------------------------------

OPERATIONS:

  Net investment income                                  $   205,218,533    $   986,572,354    $    49,162,960    $  272,687,296
------------------------------------------------------   ----------------------------------    ---------------------------------
  Net realized gain (loss)                                      (787,407)         1,539,599            273,920             3,889
======================================================   ==================================    =================================
     Net increase in net assets resulting from
       operations                                            204,431,126        988,111,953         49,436,880       272,691,185
======================================================   ==================================    =================================

Distributions to shareholders from net investment
  income:
  Institutional Class                                       (152,100,232)      (773,192,230)       (28,595,646)     (146,818,532)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                    (6,319,653)       (31,025,738)        (3,873,537)      (23,117,055)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                   (1,025,029)        (2,841,961)        (2,053,699)      (13,040,776)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                      (22,650,672)      (109,567,367)        (9,660,163)      (58,987,907)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                                 (341,247)        (1,010,156)          (135,739)       (1,359,320)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                              (8,240,441)       (35,278,874)        (2,281,955)      (17,656,026)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                            (14,538,986)       (33,658,480)        (2,562,288)      (11,706,176)
======================================================   ==================================    =================================
     Total distributions from net investment income         (205,216,260)      (986,574,806)       (49,163,027)     (272,685,792)
======================================================   ==================================    =================================

Distributions to shareholders from net realized gains:
  Institutional Class                                                 --           (197,561)                --                --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                            --            (10,599)                --                --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                           --               (899)                --                --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                               --            (26,909)                --                --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                                       --               (320)                --                --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                                      --             (9,119)                --                --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                                     --             (5,486)                --                --
======================================================   ==================================    =================================
     Total distributions from net realized gains                      --           (250,893)                --                --
======================================================   ==================================    =================================
Share transactions-net:
  Institutional Class                                     (7,972,364,759)     6,485,194,440     (1,436,904,323)    1,825,565,067
------------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                  (145,366,683)       (10,251,643)      (159,717,873)       68,020,412
------------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                    4,090,381         37,348,782        (91,384,914)       (3,886,620)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                      364,811,619       (399,381,658)      (447,492,531)     (560,320,917)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                              (30,069,226)        29,830,265        (51,454,928)       34,800,968
------------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                            (345,264,445)        80,942,475       (217,922,950)      (87,586,032)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                            100,429,296      1,854,984,427        261,226,434      (227,262,617)
======================================================   ==================================    =================================
     Net increase (decrease) in net assets resulting
       from share transactions                            (8,023,733,817)     8,078,667,088     (2,143,651,085)    1,049,330,261
======================================================   ==================================    =================================
     Net increase (decrease) in net assets                (8,024,518,951)     8,079,953,342     (2,143,377,232)    1,049,335,654
======================================================   ==================================    =================================


NET ASSETS:

  Beginning of period                                     32,330,325,429     24,250,372,087      8,935,487,796     7,886,152,142
======================================================   ==================================    =================================
  End of period*                                         $24,305,806,478    $32,330,325,429    $ 6,792,110,564    $8,935,487,796
======================================================   ==================================    =================================
  * Includes accumulated undistributed net investment
     income                                              $     2,058,251    $     2,055,978    $       780,700    $      780,767
______________________________________________________   __________________________________    _________________________________
======================================================   ==================================    =================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        SHORT-TERM INVESTMENTS TRUST

For the six months ended February 28, 2009 and the year ended August 31, 2008 (Unaudited)


                                                                                                         GOVERNMENT &
                                                                TREASURY PORTFOLIO                     AGENCY PORTFOLIO
                                                        ----------------------------------    ---------------------------------
                                                          FEBRUARY 28,        AUGUST 31,        FEBRUARY 28,       AUGUST 31,
                                                              2009               2008               2009              2008
-----------------------------------------------------   ----------------------------------    ---------------------------------

OPERATIONS:

  Net investment income                                 $    59,555,273    $   335,668,195    $    46,195,295    $  132,995,480
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Net realized gain                                             253,097            796,700            166,145            21,064
=====================================================   ==================================    =================================
     Net increase in net assets resulting from
       operations                                            59,808,370        336,464,895         46,361,440       133,016,544
=====================================================   ==================================    =================================

Distributions to shareholders from net investment
  income:
  Institutional Class                                       (20,906,753)      (126,788,023)       (28,867,576)      (58,248,057)
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                   (2,000,380)       (27,955,769)        (2,362,548)      (17,305,969)
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                    (450,860)        (9,294,539)           (87,773)         (972,652)
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                     (29,812,582)      (129,692,421)        (8,243,748)      (32,835,514)
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                                 (31,787)        (1,376,658)          (265,584)       (2,453,107)
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                             (1,491,721)       (13,276,060)        (2,803,485)       (9,649,256)
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                            (4,861,190)       (27,284,725)        (3,564,571)      (11,530,925)
=====================================================   ==================================    =================================
     Total distributions from net investment income         (59,555,273)      (335,668,195)       (46,195,285)     (132,995,480)
=====================================================   ==================================    =================================

Distributions to shareholders from net realized
  gains:
  Institutional Class                                                --           (473,796)                --                --
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                           --           (118,403)                --                --
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                          --            (50,942)                --                --
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                              --           (448,296)                --                --
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                                      --             (8,834)                --                --
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                                     --            (63,609)                --                --
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                                    --            (97,084)                --                --
=====================================================   ==================================    =================================
     Total distributions from net realized gains                     --         (1,260,964)                --                --
=====================================================   ==================================    =================================
Share transactions-net:
  Institutional Class                                     3,139,771,159      1,333,176,443      6,837,136,968       642,476,996
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                  (91,438,785)       (96,814,017)        70,629,588       (94,346,600)
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                 (80,889,552)        56,460,674         (9,400,270)        3,165,254
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                   5,301,653,214      4,723,195,817        537,428,438       297,723,799
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                              16,777,367        (33,371,096)        17,927,194       118,160,663
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                            (73,395,557)       253,473,111        400,058,182        28,128,419
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                         1,528,097,012        411,359,642      1,901,867,733      (290,582,602)
=====================================================   ==================================    =================================
     Net increase (decrease) in net assets resulting
       from share transactions                            9,740,574,858      6,647,480,574      9,755,647,833       704,725,929
=====================================================   ==================================    =================================
     Net increase (decrease) in net assets                9,740,827,955      6,647,016,310      9,755,813,988       704,746,993
=====================================================   ==================================    =================================


NET ASSETS:

  Beginning of period                                    15,345,964,664      8,698,948,354      4,021,947,401     3,317,200,408
=====================================================   ==================================    =================================
  End of period*                                        $25,086,792,619    $15,345,964,664    $13,777,761,389    $4,021,947,401
=====================================================   ==================================    =================================
  * Includes accumulated undistributed net investment
     income                                             $       320,482    $       320,482    $       252,741    $      252,731
_____________________________________________________   __________________________________    _________________________________
=====================================================   ==================================    =================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        SHORT-TERM INVESTMENTS TRUST

For the six months ended February 28, 2009 and the year ended August 31, 2008 (Unaudited)


                                                                                      GOVERNMENT
                                                                                TAXADVANTAGE PORTFOLIO
                                                                           -------------------------------
                                                                            FEBRUARY 28,      AUGUST 31,
                                                                                2009             2008
------------------------------------------------------------------------   -------------------------------

OPERATIONS:

  Net investment income                                                     $  1,453,275     $  21,110,389
------------------------------------------------------------------------   -------------------------------
  Net realized gain                                                               10,552            35,203
========================================================================   ===============================
     Net increase in net assets resulting from operations                      1,463,827        21,145,592
========================================================================   ===============================

Distributions to shareholders from net investment income:
  Institutional Class                                                         (1,054,691)      (15,069,110)
------------------------------------------------------------------------   -------------------------------
  Private Investment Class                                                      (145,829)       (1,337,006)
------------------------------------------------------------------------   -------------------------------
  Personal Investment Class                                                      (31,171)         (320,868)
------------------------------------------------------------------------   -------------------------------
  Cash Management Class                                                          (97,358)       (1,954,141)
------------------------------------------------------------------------   -------------------------------
  Reserve Class                                                                  (17,436)         (318,949)
------------------------------------------------------------------------   -------------------------------
  Resource Class                                                                (107,189)       (1,927,247)
------------------------------------------------------------------------   -------------------------------
  Corporate Class                                                                    (67)         (182,620)
========================================================================   ===============================
     Total distributions from net investment income                           (1,453,741)      (21,109,941)
========================================================================   ===============================

Distributions to shareholders from net realized gains:
  Institutional Class                                                                 --                --
------------------------------------------------------------------------   -------------------------------
  Private Investment Class                                                            --                --
------------------------------------------------------------------------   -------------------------------
  Personal Investment Class                                                           --                --
------------------------------------------------------------------------   -------------------------------
  Cash Management Class                                                               --                --
------------------------------------------------------------------------   -------------------------------
  Reserve Class                                                                       --                --
------------------------------------------------------------------------   -------------------------------
  Resource Class                                                                      --                --
------------------------------------------------------------------------   -------------------------------
  Corporate Class                                                                     --                --
========================================================================   ===============================
     Total distributions from net realized gains                                     --                --
========================================================================   ===============================
Share transactions-net:
  Institutional Class                                                         25,885,883       (94,498,613)
------------------------------------------------------------------------   -------------------------------
  Private Investment Class                                                     9,572,362        (2,781,236)
------------------------------------------------------------------------   -------------------------------
  Personal Investment Class                                                    1,428,236           258,055
------------------------------------------------------------------------   -------------------------------
  Cash Management Class                                                       (8,289,800)      (64,212,095)
------------------------------------------------------------------------   -------------------------------
  Reserve Class                                                               (8,999,407)          576,416
------------------------------------------------------------------------   -------------------------------
  Resource Class                                                              (6,416,930)      (19,110,119)
------------------------------------------------------------------------   -------------------------------
  Corporate Class                                                                     86               490
========================================================================   ===============================
     Net increase (decrease) in net assets resulting from share
       transactions                                                           13,180,430      (179,767,102)
========================================================================   ===============================
     Net increase (decrease) in net assets                                    13,190,516      (179,731,451)
========================================================================   ===============================


NET ASSETS:

  Beginning of period                                                        354,524,454       534,255,905
========================================================================   ===============================
  End of period*                                                            $367,714,970     $ 354,524,454
========================================================================   ===============================
  * Includes accumulated undistributed net investment income                $      4,022     $       4,488
________________________________________________________________________   _______________________________
========================================================================   ===============================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2009, the period April 1, 2008 through August 31, 2008 and the year ended March 31, 2008
(Unaudited)



                                                                        TAX-FREE CASH RESERVE PORTFOLIO
                                                            -------------------------------------------------------
                                                            SIX MONTHS ENDED    FIVE MONTHS ENDED      YEAR ENDED
                                                              FEBRUARY 28,          AUGUST 31,          MARCH 31,
                                                                  2009                 2008               2008
---------------------------------------------------------   -------------------------------------------------------

OPERATIONS:

  Net investment income                                      $   21,692,278      $    28,410,124     $  128,045,234
---------------------------------------------------------   -------------------------------------------------------
  Net realized gain (loss)                                              814               52,717            (64,510)
=========================================================   =======================================================
     Net increase in net assets resulting from operations        21,693,092           28,462,841        127,980,724
=========================================================   =======================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (11,600,208)         (18,070,278)       (90,092,433)
---------------------------------------------------------   -------------------------------------------------------
  Private Investment Class                                       (1,726,279)          (1,635,408)        (5,907,971)
---------------------------------------------------------   -------------------------------------------------------
  Personal Investment Class                                         (61,037)            (176,216)          (955,425)
---------------------------------------------------------   -------------------------------------------------------
  Cash Management Class                                          (5,761,279)          (6,133,979)       (16,534,933)
---------------------------------------------------------   -------------------------------------------------------
  Reserve Class                                                    (135,593)            (211,018)          (393,176)
---------------------------------------------------------   -------------------------------------------------------
  Resource Class                                                 (1,500,964)          (1,617,168)        (8,334,594)
---------------------------------------------------------   -------------------------------------------------------
  Corporate Class                                                  (906,918)            (566,057)        (5,826,702)
=========================================================   =======================================================
     Total distributions from net investment income             (21,692,278)         (28,410,124)      (128,045,234)
=========================================================   =======================================================
Share transactions-net:
  Institutional Class                                          (289,097,815)      (1,491,090,115)       386,399,200
---------------------------------------------------------   -------------------------------------------------------
  Private Investment Class                                      (65,999,164)          51,524,057         64,205,316
---------------------------------------------------------   -------------------------------------------------------
  Personal Investment Class                                     (31,125,413)           5,678,676            794,543
---------------------------------------------------------   -------------------------------------------------------
  Cash Management Class                                        (276,766,363)         106,134,034         68,418,687
---------------------------------------------------------   -------------------------------------------------------
  Reserve Class                                                 (20,483,994)         (17,665,380)        48,055,399
---------------------------------------------------------   -------------------------------------------------------
  Resource Class                                                (64,150,359)          19,122,544       (138,677,567)
---------------------------------------------------------   -------------------------------------------------------
  Corporate Class                                                34,197,848         (103,848,507)       (13,522,471)
=========================================================   =======================================================
     Net increase (decrease) in net assets resulting from
       share transactions                                      (713,425,260)      (1,430,144,691)       415,673,107
=========================================================   =======================================================
     Net increase (decrease) in net assets                     (713,424,446)      (1,430,091,974)       415,608,597
=========================================================   =======================================================


NET ASSETS:

  Beginning of period                                         3,349,906,989        4,779,998,963      4,364,390,366
=========================================================   =======================================================
  End of period*                                             $2,636,482,543      $ 3,349,906,989     $4,779,998,963
=========================================================   =======================================================
  * Includes accumulated undistributed net investment
     income                                                  $            0      $             0     $            0
_________________________________________________________   _______________________________________________________
=========================================================   =======================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50        SHORT-TERM INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS

February 28, 2009
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a "Fund"). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the "Funds"). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

  The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity for Tax-Free Cash Reserve Portfolio.

  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

        Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

        The Funds may periodically participate in litigation related to each Fund's investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund's investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

        The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

        Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.


51        SHORT-TERM INVESTMENTS TRUST

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. TREASURY GUARANTEE PROGRAM -- On October 6, 2008, The Board of Trustees approved the participation of the Funds in the U.S. Department of Treasury's (the "Treasury") Temporary Guarantee Program for Money Market Funds (the "Program"). Under the Program, the Treasury Department will guarantee shareholders in a Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share value at the time of liquidation is less than $0.995. On April 7, 2009, the Funds Board approved Liquid Assets Portfolio, STIC Prime Portfolio, and Tax-Free Cash Reserve Portfolio to participate in the final extension of the Program through September 18, 2009. The Fund will pay a fee to participate in the Program based on a percentage of the share value of the Fund as of September 18, 2008. The fee is paid at the time of continued participation in the Program and allocated pro rata over the remaining term of the extension. The Fund will bear this expense without regard to any expense limitation currently in effect.

J. OTHER RISKS -- Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

        The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

        The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

        Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund's investments in municipal securities.

        There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

K. REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Advisor at an annual rate based on each Funds' average daily net assets as follows, respectively:

                                                         FIRST $250     NEXT $250     OVER $500
                                                           MILLION       MILLION       MILLION
-----------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                     0.15%          0.15%         0.15%
-----------------------------------------------------------------------------------------------
STIC Prime Portfolio                                        0.15%          0.15%         0.15%
-----------------------------------------------------------------------------------------------
Treasury Portfolio                                          0.15%          0.15%         0.15%
-----------------------------------------------------------------------------------------------
Government & Agency Portfolio                               0.10%          0.10%         0.10%
-----------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                           0.20%          0.15%         0.10%
-----------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                             0.25%          0.25%         0.20%
-----------------------------------------------------------------------------------------------





52        SHORT-TERM INVESTMENTS TRUST

  Under the terms of a master sub-advisory agreement approved by shareholders of the Funds between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Funds, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Through at least June 30, 2009, the Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% for each Fund, except for Tax-Free Cash Reserve Portfolio which is limited to 0.22%, based on average daily net assets of such Fund, respectively. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items, including payments to participate in the United States Treasury Temporary Guarantee Program (the "Program"); (v) expenses related to a merger or reorganization, as approved by the Funds' Board of Trustees; and (vi) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Funds may benefit are in the form of credits that the Funds may receive from banks where the Funds or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Funds.

  For the six months ended February 28, 2009, the Advisor waived advisory fees and /or reimbursed Fund expenses in the following amounts:

Liquid Assets Portfolio                                     $6,308,559
----------------------------------------------------------------------
STIC Prime Portfolio                                         2,200,361
----------------------------------------------------------------------
Treasury Portfolio                                           6,643,308
----------------------------------------------------------------------
Government & Agency Portfolio                                  411,245
----------------------------------------------------------------------
Government TaxAdvantage Portfolio                              320,238
----------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                564,183
----------------------------------------------------------------------




  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which each Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which each Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  Under the terms of a master distribution agreement between Invesco Aim Distributors, Inc. ("IADI") and the Trust, IADI acts as the exclusive distributor of each Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

  PRIVATE      PERSONAL        CASH
INVESTMENT    INVESTMENT    MANAGEMENT    RESERVE    RESOURCE    CORPORATE
--------------------------------------------------------------------------
   0.50%         0.75%         0.10%       1.00%       0.20%       0.03%
--------------------------------------------------------------------------




  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA"), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.

  IADI has contractually agreed through at least June 30, 2009, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                       0.30%          0.55%          0.08%        0.87%        0.20%        0.03%
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                          0.30%          0.55%          0.08%        0.87%        0.16%        0.03%
--------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                            0.30%          0.55%          0.08%        0.87%        0.16%        0.03%
--------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                 0.30%          0.55%          0.08%        0.87%        0.16%        0.03%
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio             0.25%          0.55%          0.08%        0.87%        0.16%        0.03%
--------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio               0.25%          0.55%          0.08%        0.87%        0.16%        0.03%
--------------------------------------------------------------------------------------------------------------------------





53        SHORT-TERM INVESTMENTS TRUST

  Pursuant to the agreement above, for the six months ended February 28, 2009, IADI waived Plan fees of:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                    $  732,817      $138,003      $  243,240     $35,205          N/A        N/A
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                          618,523       392,018         126,851      17,886       61,553        N/A
--------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                          1,251,523       406,651       1,212,820      34,772      127,808        N/A
--------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                 558,744        27,272         152,581      92,989      123,908        N/A
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio              50,796        15,456           2,182       7,338        5,335        N/A
--------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio               315,412        12,138          73,322      17,556       41,800        N/A
--------------------------------------------------------------------------------------------------------------------------




  Further, IADI voluntarily waived fees and/or reimbursed expenses in order to increase the Fund's yield. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time, upon consultation with the Board of Trustees, without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2009 are shown below:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                      $    --       $     --          $--        $    --        $--          $--
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                           1,545         89,572           --         10,833         --           --
--------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                            82,830        245,193           --         95,393         --           --
--------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                     --            250           --         69,765         --           --
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                 --          3,997           --          8,998         --           --
--------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                   --          1,488           --         14,601         --           --
--------------------------------------------------------------------------------------------------------------------------




  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered valuation input levels, as of the end of the reporting period, February 28, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                             INVESTMENTS IN SECURITIES
                                                            -----------------------------------------------------------
FUND NAME                                                   LEVEL 1         LEVEL 2         LEVEL 3          TOTAL
-----------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                       $--       $24,298,315,653       $--       $24,298,315,653
-----------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                           --         6,793,778,778        --         6,793,778,778
-----------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                             --        25,080,379,325        --        25,080,379,325
-----------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                  --        13,776,632,602        --        13,776,632,602
-----------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                              --           367,619,731        --           367,619,731
-----------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                --         2,626,578,851        --         2,626,578,851
-----------------------------------------------------------------------------------------------------------------------





54        SHORT-TERM INVESTMENTS TRUST

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

Each Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2009, each Fund engaged in transactions with affiliates as listed below:

                                                                  SECURITIES       SECURITIES       NET REALIZED
                                                                   PURCHASES          SALES        GAINS/(LOSSES)
-----------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                          $754,547,659     $456,018,390        $     --
-----------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                       --       28,327,644         (23,999)
-----------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                                         --               --              --
-----------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                              --               --              --
-----------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                   4,999,972        5,000,000              --
-----------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                   596,516,747      931,607,892              --
-----------------------------------------------------------------------------------------------------------------



NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

  During the six months ended February 28, 2009, the Funds in aggregate paid legal fees of $91,359 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (i) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco Aim, not to exceed the contractually agreed upon rate; or
(ii) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Funds below had a capital loss carryforward as of August 31, 2008 which expires as follows:

                                          CAPITAL LOSS CARRYFORWARD*
--------------------------------------------------------------------------------------------------------------
                                                             AUGUST 31, 2013*     AUGUST 31, 2015*      TOTAL
--------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                $44                $    --         $    44
--------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                      --                 13,734          13,734
--------------------------------------------------------------------------------------------------------------



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.


55        SHORT-TERM INVESTMENTS TRUST

NOTE 8--SHARE INFORMATION

LIQUID ASSETS PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS ENDED                             YEAR ENDED
                                                            FEBRUARY 28, 2009(a)                         AUGUST 31, 2008
                                                    ------------------------------------     --------------------------------------
                                                         SHARES              AMOUNT               SHARES                AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                56,391,873,430     $ 56,391,873,430      242,611,280,919     $ 242,611,280,919
-----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       2,969,451,250        2,969,451,250       15,741,392,603        15,741,392,603
-----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                        595,729,422          595,729,422          579,075,353           579,075,353
-----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              11,231,770,714       11,231,770,714       25,329,466,293        25,329,466,293
-----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         239,024,503          239,024,503          418,024,055           418,024,055
-----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      2,212,043,998        2,212,043,998        5,064,353,845         5,064,353,845
-----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     8,877,260,106        8,877,260,106       15,990,389,827        15,990,389,827
===================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                    72,272,104           72,272,104          315,840,903           315,840,903
-----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                           3,419,053            3,419,053           14,332,034            14,332,034
-----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                            931,530              931,530            2,213,082             2,213,082
-----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  14,352,918           14,352,918           74,242,103            74,242,103
-----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             411,781              411,781              987,190               987,190
-----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          7,739,376            7,739,376           31,419,191            31,419,191
-----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         6,986,755            6,986,755           10,728,123            10,728,123
===================================================================================================================================
Issued in connection with acquisitions:(b)
  Institutional Class                                 1,443,337,310        1,443,337,310                   --                    --
===================================================================================================================================
Reacquired:
  Institutional Class                               (65,879,847,603)     (65,879,847,603)    (236,441,927,382)     (236,441,927,382)
-----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                      (3,118,236,986)      (3,118,236,986)     (15,765,976,280)      (15,765,976,280)
-----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                       (592,570,571)        (592,570,571)        (543,939,653)         (543,939,653)
-----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                   (10,881,312,013)     (10,881,312,013)     (25,803,090,054)      (25,803,090,054)
-----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        (269,505,510)        (269,505,510)        (389,180,980)         (389,180,980)
-----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                     (2,565,047,819)      (2,565,047,819)      (5,014,830,561)       (5,014,830,561)
-----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    (8,783,817,565)      (8,783,817,565)     (14,146,133,523)      (14,146,133,523)
===================================================================================================================================
     Net increase (decrease) in share activity       (8,023,733,817)    $ (8,023,733,817)       8,078,667,088     $   8,078,667,088
___________________________________________________________________________________________________________________________________
===================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 7% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

        In addition, 12% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.
(b) As of the open of business on December 9, 2008, the Fund acquired all the net assets of Liquid Assets Portfolio II pursuant to a plan of reorganization approved by the Trustees of the Fund on December 8, 2008. The acquisition was accomplished by a tax-free exchange of 1,443,337,310 shares of the Fund for 1,443,337,310 shares outstanding of Liquid Assets Portfolio II as of the close of business on December 8, 2008. Each class of Liquid Assets Portfolio II was exchanged for the like class of shares of the Fund based on the relative net asset value of Liquid Assets Portfolio II to the net asset value of the Fund on the close of business, December 8, 2008. Liquid Assets Portfolio II's net assets at that date of $1,443,337,310 were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $19,346,409,541. The aggregate combined net assets of the Fund immediately following the reorganization was $20,789,746,851.


56        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
---------------------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED                           YEAR ENDED
                                                             FEBRUARY 28, 2009(a)                       AUGUST 31, 2008
                                                      ----------------------------------     ------------------------------------
                                                          SHARES              AMOUNT              SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                  7,298,505,088     $ 7,298,505,088      21,383,877,514     $ 21,383,877,514
---------------------------------------------------------------------------------------------------------------------------------
  Private Class                                        2,532,395,397       2,532,395,397       6,609,152,463        6,609,152,463
---------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                       2,506,903,309       2,506,903,309       5,521,580,502        5,521,580,502
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                1,934,310,580       1,934,310,580       6,200,992,322        6,200,992,322
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          160,700,959         160,700,959         629,801,275          629,801,275
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         547,483,367         547,483,367       1,868,876,942        1,868,876,942
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      1,175,801,172       1,175,801,172       2,194,033,150        2,194,033,150
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                      8,919,218           8,919,218          41,300,601           41,300,601
---------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            2,618,493           2,618,493          14,603,803           14,603,803
---------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                           2,340,910           2,340,910          10,759,391           10,759,391
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    9,051,291           9,051,291          42,517,657           42,517,657
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              136,680             136,680             735,735              735,735
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           1,622,310           1,622,310          10,113,783           10,113,783
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            863,806             863,806           9,435,972            9,435,972
=================================================================================================================================
Reacquired:
  Institutional Class                                 (8,744,328,629)     (8,744,328,629)    (19,599,613,048)     (19,599,613,048)
---------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       (2,694,731,763)     (2,694,731,763)     (6,555,735,854)      (6,555,735,854)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                      (2,600,629,133)     (2,600,629,133)     (5,536,226,513)      (5,536,226,513)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                     (2,390,854,402)     (2,390,854,402)     (6,803,830,896)      (6,803,830,896)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (212,292,567)       (212,292,567)       (595,736,042)        (595,736,042)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (767,028,627)       (767,028,627)     (1,966,576,757)      (1,966,576,757)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                       (915,438,544)       (915,438,544)     (2,430,731,739)      (2,430,731,739)
=================================================================================================================================
     Net increase (decrease) in share activity        (2,143,651,085)    $(2,143,651,085)      1,049,330,261     $  1,049,330,261
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


57        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED                            YEAR ENDED
                                                             FEBRUARY 28, 2009(a)                        AUGUST 31, 2008
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 33,604,868,360     $ 33,604,868,360      35,702,477,653     $ 35,702,477,653
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                        4,424,076,321        4,424,076,321      12,408,071,616       12,408,071,616
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                       1,686,064,104        1,686,064,104       3,848,088,844        3,848,088,844
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                               28,688,382,118       28,688,382,118      43,463,616,238       43,463,616,238
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          183,379,007          183,379,007         293,150,353          293,150,353
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       1,389,144,175        1,389,144,175       2,414,003,153        2,414,003,153
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     13,853,411,174       13,853,411,174       9,474,545,118        9,474,545,118
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     11,446,432           11,446,432          41,928,037           41,928,037
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            1,264,912            1,264,912           6,962,558            6,962,558
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                             741,211              741,211           8,446,866            8,446,866
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    6,190,002            6,190,002          56,812,923           56,812,923
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               42,978               42,978             950,382              950,382
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           1,865,471            1,865,471           9,333,747            9,333,747
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          3,693,592            3,693,592          23,001,743           23,001,743
==================================================================================================================================
Reacquired:
  Institutional Class                                (30,476,543,633)     (30,476,543,633)    (34,411,229,247)     (34,411,229,247)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       (4,516,780,018)      (4,516,780,018)    (12,511,848,191)     (12,511,848,191)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                      (1,767,694,867)      (1,767,694,867)     (3,800,075,036)      (3,800,075,036)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                    (23,392,918,906)     (23,392,918,906)    (38,797,233,344)     (38,797,233,344)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (166,644,618)        (166,644,618)       (327,471,831)        (327,471,831)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (1,464,405,203)      (1,464,405,203)     (2,169,863,789)      (2,169,863,789)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    (12,329,007,754)     (12,329,007,754)     (9,086,187,219)      (9,086,187,219)
==================================================================================================================================
     Net increase in share activity                    9,740,574,858     $  9,740,574,858       6,647,480,574     $  6,647,480,574
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


58        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED                            YEAR ENDED
                                                             FEBRUARY 28, 2009(a)                        AUGUST 31, 2008
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 31,394,699,064     $ 31,394,699,064      39,421,527,465     $ 39,421,527,465
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                        1,803,241,252        1,803,241,252       3,329,774,276        3,329,774,276
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                         120,166,334          120,166,334         267,913,494          267,913,494
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                5,452,487,555        5,452,487,555       8,083,319,406        8,083,319,406
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          290,877,949          290,877,949         796,154,027          796,154,027
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       2,190,828,852        2,190,828,852       1,777,768,570        1,777,768,570
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      4,899,880,026        4,899,880,026       5,788,049,900        5,788,049,900
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     18,630,151           18,630,151          35,539,937           35,539,937
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            1,417,379            1,417,379           9,036,583            9,036,583
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                              32,984               32,984             300,434              300,434
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    8,000,706            8,000,706          30,877,868           30,877,868
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              365,553              365,553           2,051,959            2,051,959
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           1,814,474            1,814,474           6,546,978            6,546,978
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          1,419,030            1,419,030          10,452,613           10,452,613
==================================================================================================================================
Reacquired:
  Institutional Class                                (24,576,192,247)     (24,576,192,247)    (38,814,590,406)     (38,814,590,406)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       (1,734,029,043)      (1,734,029,043)     (3,433,157,459)      (3,433,157,459)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                        (129,599,588)        (129,599,588)       (265,048,674)        (265,048,674)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                     (4,923,059,823)      (4,923,059,823)     (7,816,473,475)      (7,816,473,475)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (273,316,308)        (273,316,308)       (680,045,323)        (680,045,323)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (1,792,585,144)      (1,792,585,144)     (1,756,187,129)      (1,756,187,129)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     (2,999,431,323)      (2,999,431,323)     (6,089,085,115)      (6,089,085,115)
==================================================================================================================================
     Net increase in share activity                    9,755,647,833     $  9,755,647,833         704,725,929     $    704,725,929
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


59        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
--------------------------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED                          YEAR ENDED
                                                              FEBRUARY 28, 2009(a)                      AUGUST 31, 2008
                                                       ----------------------------------     ----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   1,242,283,554     $ 1,242,283,554      4,427,902,244     $ 4,427,902,244
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                           152,398,311         152,398,311        472,405,429         472,405,429
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                           86,799,637          86,799,637        126,337,927         126,337,927
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    12,398,835          12,398,835        183,449,680         183,449,680
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            40,160,370          40,160,370        100,382,142         100,382,142
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           14,067,449          14,067,449        158,168,294         158,168,294
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                  --                  --         52,388,000          52,388,000
================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                         934,935             934,935         14,691,932          14,691,932
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                                97,498              97,498            634,488             634,488
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                                   --                  --              6,420               6,420
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       121,189             121,189          2,206,800           2,206,800
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 1,002               1,002              7,655               7,655
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              107,847             107,847          1,745,022           1,745,022
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                  86                  86            182,654             182,654
================================================================================================================================
Reacquired:
  Institutional Class                                  (1,217,332,606)     (1,217,332,606)    (4,537,092,789)     (4,537,092,789)
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                          (142,923,447)       (142,923,447)      (475,821,153)       (475,821,153)
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                          (85,371,401)        (85,371,401)      (126,086,292)       (126,086,292)
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                         (20,809,824)        (20,809,824)      (249,868,575)       (249,868,575)
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (49,160,779)        (49,160,779)       (99,813,381)        (99,813,381)
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          (20,592,226)        (20,592,226)      (179,023,435)       (179,023,435)
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                  --                  --        (52,570,164)        (52,570,164)
================================================================================================================================
     Net increase (decrease) in share activity             13,180,430     $    13,180,430       (179,767,102)    $  (179,767,102)
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 62% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


60        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                   SUMMARY OF SHARE ACTIVITY
-----------------------------------------------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED                         FIVE MONTHS ENDED
                                                 FEBRUARY 28, 2009(a)                        AUGUST 31, 2008
                                        -------------------------------------     -------------------------------------
                                             SHARES               AMOUNT               SHARES               AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                     5,095,497,779       $ 5,095,497,779       7,893,478,906       $ 7,893,478,906
-----------------------------------------------------------------------------------------------------------------------
  Private Class                             302,027,093           302,027,093         334,825,871           334,825,871
-----------------------------------------------------------------------------------------------------------------------
  Personal Class                              7,896,665             7,896,665          32,787,412            32,787,412
-----------------------------------------------------------------------------------------------------------------------
  Cash Management Class                   1,416,763,769         1,416,763,769       1,999,426,502         1,999,426,502
-----------------------------------------------------------------------------------------------------------------------
  Reserve Class                              25,860,115            25,860,115          82,462,913            82,462,913
-----------------------------------------------------------------------------------------------------------------------
  Resource Class                            307,521,594           307,521,594         297,993,734           297,993,734
-----------------------------------------------------------------------------------------------------------------------
  Corporate Class                           585,088,112           585,088,112         400,391,562           400,391,562
=======================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                         3,964,541             3,964,541           8,786,228             8,786,228
-----------------------------------------------------------------------------------------------------------------------
  Private Class                               1,631,235             1,631,235           1,483,611             1,483,611
-----------------------------------------------------------------------------------------------------------------------
  Personal Class                                 13,782                13,782              36,050                36,050
-----------------------------------------------------------------------------------------------------------------------
  Cash Management Class                       5,518,282             5,518,282           5,430,385             5,430,385
-----------------------------------------------------------------------------------------------------------------------
  Reserve Class                                 159,820               159,820             256,853               256,853
-----------------------------------------------------------------------------------------------------------------------
  Resource Class                                819,934               819,934           1,076,175             1,076,175
-----------------------------------------------------------------------------------------------------------------------
  Corporate Class                               604,193               604,193             598,553               598,553
=======================================================================================================================
Reacquired:
  Institutional Class                    (5,388,560,135)       (5,388,560,135)     (9,393,355,249)       (9,393,355,249)
-----------------------------------------------------------------------------------------------------------------------
  Private Class                            (369,657,492)         (369,657,492)       (284,785,425)         (284,785,425)
-----------------------------------------------------------------------------------------------------------------------
  Personal Class                            (39,035,860)          (39,035,860)        (27,144,786)          (27,144,786)
-----------------------------------------------------------------------------------------------------------------------
  Cash Management                        (1,699,048,414)       (1,699,048,414)     (1,898,722,853)       (1,898,722,853)
-----------------------------------------------------------------------------------------------------------------------
  Reserve Class                             (46,503,929)          (46,503,929)       (100,385,146)         (100,385,146)
-----------------------------------------------------------------------------------------------------------------------
  Resource Class                           (372,491,887)         (372,491,887)       (279,947,365)         (279,947,365)
-----------------------------------------------------------------------------------------------------------------------
  Corporate Class                          (551,494,457)         (551,494,457)       (504,838,622)         (504,838,622)
=======================================================================================================================
     Net increase (decrease) in share
       activity                            (713,425,260)      $  (713,425,260)     (1,430,144,691)      $(1,430,144,691)
_______________________________________________________________________________________________________________________
=======================================================================================================================

                                               SUMMARY OF SHARE ACTIVITY
------------------------------------------------------------------------------
                                                      YEAR ENDED
                                                    MARCH 31, 2008
                                        --------------------------------------
                                             SHARES                AMOUNT
------------------------------------------------------------------------------
Sold:
  Institutional Class                     29,180,701,441      $ 29,180,701,441
------------------------------------------------------------------------------
  Private Class                              683,053,539           683,053,539
------------------------------------------------------------------------------
  Personal Class                             147,256,006           147,256,006
------------------------------------------------------------------------------
  Cash Management Class                    6,287,611,982         6,287,611,982
------------------------------------------------------------------------------
  Reserve Class                               89,382,790            89,382,790
------------------------------------------------------------------------------
  Resource Class                           1,682,213,737         1,682,213,737
------------------------------------------------------------------------------
  Corporate Class                          1,492,840,952         1,492,840,952
==============================================================================
Issued as reinvestment of dividends:
  Institutional Class                         50,778,338            50,778,338
------------------------------------------------------------------------------
  Private Class                                4,943,626             4,943,626
------------------------------------------------------------------------------
  Personal Class                                  38,268                38,268
------------------------------------------------------------------------------
  Cash Management Class                       14,407,512            14,407,512
------------------------------------------------------------------------------
  Reserve Class                                  328,466               328,466
------------------------------------------------------------------------------
  Resource Class                               8,318,683             8,318,683
------------------------------------------------------------------------------
  Corporate Class                                843,794               843,794
==============================================================================
Reacquired:
  Institutional Class                    (28,845,080,579)      (28,845,080,579)
------------------------------------------------------------------------------
  Private Class                             (623,791,849)         (623,791,849)
------------------------------------------------------------------------------
  Personal Class                            (146,499,731)         (146,499,731)
------------------------------------------------------------------------------
  Cash Management                         (6,233,600,807)       (6,233,600,807)
------------------------------------------------------------------------------
  Reserve Class                              (41,655,857)          (41,655,857)
------------------------------------------------------------------------------
  Resource Class                          (1,829,209,987)       (1,829,209,987)
------------------------------------------------------------------------------
  Corporate Class                         (1,507,207,217)       (1,507,207,217)
==============================================================================
     Net increase (decrease) in share
       activity                              415,673,107      $    415,673,107
______________________________________________________________________________
==============================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 46% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.



61        SHORT-TERM INVESTMENTS TRUST

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                  PRIVATE CLASS

                                                    NET GAINS
                                                   (LOSSES) ON
                           NET ASSET               SECURITIES                DIVIDENDS  DISTRIBUTIONS
                             VALUE,       NET         (BOTH     TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                           BEGINNING  INVESTMENT  REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                           OF PERIOD    INCOME     UNREALIZED)  OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO
Six months ended 02/28/09    $1.00       $0.01(b)    $(0.00)       $0.01      $(0.01)       $   --         $(0.01)       $1.00
Year ended 08/31/08           1.00        0.03(b)      0.00         0.03       (0.03)        (0.00)         (0.03)        1.00
Year ended 08/31/07           1.00        0.05         0.00         0.05       (0.05)           --          (0.05)        1.00
Year ended 08/31/06           1.00        0.04         0.00         0.04       (0.04)        (0.00)         (0.04)        1.00
Year ended 08/31/05           1.00        0.02        (0.00)        0.02       (0.02)           --          (0.02)        1.00
Year ended 08/31/04           1.00        0.01        (0.00)        0.01       (0.01)           --          (0.01)        1.00
--------------------------------------------------------------------------------------------------------------------------------
STIC PRIME PORTFOLIO
Six months ended 02/28/09     1.00        0.01(b)      0.00         0.01       (0.01)           --          (0.01)        1.00
Year ended 08/31/08           1.00        0.03(b)      0.00         0.03       (0.03)           --          (0.03)        1.00
Year ended 08/31/07           1.00        0.05           --         0.05       (0.05)           --          (0.05)        1.00
Year ended 08/31/06           1.00        0.04           --         0.04       (0.04)           --          (0.04)        1.00
Year ended 08/31/05           1.00        0.02           --         0.02       (0.02)           --          (0.02)        1.00
Year ended 08/31/04           1.00        0.01        (0.00)        0.01       (0.01)           --          (0.01)        1.00
--------------------------------------------------------------------------------------------------------------------------------
TREASURY PORTFOLIO
Six months ended 02/28/09     1.00        0.00(b)      0.00         0.00       (0.00)           --          (0.00)        1.00
Year ended 08/31/08           1.00        0.02(b)      0.00         0.02       (0.02)        (0.00)         (0.02)        1.00
Year ended 08/31/07           1.00        0.05         0.00         0.05       (0.05)           --          (0.05)        1.00
Year ended 08/31/06           1.00        0.04         0.00         0.04       (0.04)           --          (0.04)        1.00
Year ended 08/31/05           1.00        0.02         0.00         0.02       (0.02)        (0.00)         (0.02)        1.00
Year ended 08/31/04           1.00        0.01         0.00         0.01       (0.01)        (0.00)         (0.01)        1.00
--------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT & AGENCY PORTFOLIO
Six months ended 02/28/09     1.00        0.00(b)      0.00         0.00       (0.00)           --          (0.00)        1.00
Year ended 08/31/08           1.00        0.03(b)      0.00         0.03       (0.03)           --          (0.03)        1.00
Year ended 08/31/07           1.00        0.05         0.00         0.05       (0.05)           --          (0.05)        1.00
Year ended 08/31/06           1.00        0.04        (0.00)        0.04       (0.04)           --          (0.04)        1.00
Year ended 08/31/05           1.00        0.02        (0.00)        0.02       (0.02)           --          (0.02)        1.00
Year ended 08/31/04           1.00        0.01        (0.00)        0.01       (0.01)           --          (0.01)        1.00
--------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT TAXADVANTAGE PORTFOLIO
Six months ended 02/28/09     1.00        0.00(b)      0.00         0.00       (0.00)           --          (0.00)        1.00
Year ended 08/31/08           1.00        0.03(b)      0.00         0.03       (0.03)           --          (0.03)        1.00
Year ended 08/31/07           1.00        0.05         0.00         0.05       (0.05)           --          (0.05)        1.00
Year ended 08/31/06           1.00        0.04         0.00         0.04       (0.04)           --          (0.04)        1.00
Year ended 08/31/05           1.00        0.02         0.00         0.02       (0.02)           --          (0.02)        1.00
Year ended 08/31/04           1.00        0.01         0.00         0.01       (0.01)        (0.00)         (0.01)        1.00
--------------------------------------------------------------------------------------------------------------------------------
TAX-FREE CASH RESERVE PORTFOLIO
Six months ended 02/28/09     1.00        0.01(b)      0.00         0.01       (0.01)           --          (0.01)        1.00
Five months ended
  08/31/08                    1.00        0.01(b)      0.00         0.01       (0.01)           --          (0.01)        1.00
Year ended 03/31/08           1.00        0.03        (0.00)        0.03       (0.03)           --          (0.03)        1.00
Year ended 03/31/07           1.00        0.03           --         0.03       (0.03)           --          (0.03)        1.00
Year ended 03/31/06           1.00        0.02           --         0.02       (0.02)           --          (0.02)        1.00
Year ended 03/31/05           1.00        0.01           --         0.01       (0.01)           --          (0.01)        1.00
Year ended 03/31/04           1.00        0.01           --         0.01       (0.01)           --          (0.01)        1.00
________________________________________________________________________________________________________________________________
================================================================================================================================

                                                          RATIO OF          RATIO OF
                                                          EXPENSES          EXPENSES
                                                         TO AVERAGE      TO AVERAGE NET  RATIO OF NET
                                                         NET ASSETS      ASSETS WITHOUT   INVESTMENT
                                        NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS      INCOME TO
                             TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES   AVERAGE NET
                           RETURN(a)  (000S OMITTED)      ABSORBED          ABSORBED        ASSETS
-----------------------------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO
Six months ended 02/28/09     0.85%     $  730,178          0.46%(c)          0.72%(c)       1.68%(c)
Year ended 08/31/08           3.49         875,556          0.42              0.67           3.34
Year ended 08/31/07           5.06         885,779          0.42              0.68           4.95
Year ended 08/31/06           4.26         980,681          0.42              0.68           4.20
Year ended 08/31/05           2.19         808,821          0.42              0.69           2.14
Year ended 08/31/04           0.75       1,078,780          0.42              0.68           0.74
-----------------------------------------------------------------------------------------------------
STIC PRIME PORTFOLIO
Six months ended 02/28/09     0.61         541,157          0.46(c)           0.73(c)        1.24(c)
Year ended 08/31/08           3.32         700,843          0.42              0.68           3.16
Year ended 08/31/07           5.07         632,811          0.42              0.69           4.95
Year ended 08/31/06           4.28         591,306          0.42              0.69           4.23
Year ended 08/31/05           2.21         556,709          0.42              0.69           2.18
Year ended 08/31/04           0.72         393,619          0.42              0.69           0.71
-----------------------------------------------------------------------------------------------------
TREASURY PORTFOLIO
Six months ended 02/28/09     0.17       1,062,358          0.44(c)           0.71(c)        0.28(c)
Year ended 08/31/08           2.62       1,153,785          0.42              0.68           2.36
Year ended 08/31/07           4.85       1,250,648          0.42              0.69           4.73
Year ended 08/31/06           4.06         972,350          0.42              0.70           3.97
Year ended 08/31/05           2.06       1,229,249          0.42              0.70           2.03
Year ended 08/31/04           0.68         808,852          0.42              0.69           0.65
-----------------------------------------------------------------------------------------------------
GOVERNMENT & AGENCY PORTFOLIO
Six months ended 02/28/09     0.43         575,335          0.45(c)           0.66(c)        0.74(c)
Year ended 08/31/08           3.12         504,696          0.42              0.64           2.98
Year ended 08/31/07           4.99         599,041          0.42              0.65           4.88
Year ended 08/31/06           4.18         518,524          0.42              0.66           4.15
Year ended 08/31/05           2.14         750,824          0.42              0.67           2.12
Year ended 08/31/04           0.73         484,967          0.42              0.65           0.73
-----------------------------------------------------------------------------------------------------
GOVERNMENT TAXADVANTAGE PORTFOLIO
Six months ended 02/28/09     0.35          50,114          0.41(c)           0.84(c)        0.64(c)
Year ended 08/31/08           3.02          40,540          0.37              0.74           3.05
Year ended 08/31/07           4.95          43,318          0.37              0.80           4.83
Year ended 08/31/06           4.15          89,063          0.37              0.87           4.06
Year ended 08/31/05           2.13          69,277          0.37              0.91           2.15
Year ended 08/31/04           0.74         276,400          0.37              0.83           0.73
-----------------------------------------------------------------------------------------------------
TAX-FREE CASH RESERVE PORTFOLIO
Six months ended 02/28/09     0.66         234,899          0.51(c)           0.80(c)        1.35(c)
Five months ended
  08/31/08                    0.62         300,898          0.47(d)           0.75(d)        1.51(d)
Year ended 03/31/08           3.02         249,372          0.47              0.75           2.98
Year ended 03/31/07           3.15         185,163          0.47              0.75           3.11
Year ended 03/31/06           2.27         220,988          0.47              0.77           2.24
Year ended 03/31/05           0.99         196,617          0.47              0.77           0.99
Year ended 03/31/04           0.59         150,399          0.47              0.77           0.58
_____________________________________________________________________________________________________
=====================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.
(b)  Calculated using average shares outstanding.
(c) Ratios are annualized and based on average daily net assets (000s omitted) of $738,890, $623,649, $1,261,895, $563,375, $40,974, and $254,420 for
     Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)  Annualized.



62        SHORT-TERM INVESTMENTS TRUST

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals alleging that the defendants permitted improper market timing and related activity in the AIM Funds.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues were transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On January 5, 2008, the parties reached an agreement in principle to settle both the Consolidated Amended Class Action Complaint and Consolidated Amended Fund Derivative Complaint, subject to the MDL Court approval. Individual class members have the right to object. On December 15, 2008, the parties reached an agreement in principle to settle the Amended Class Action Complaint for Violations of ERISA, subject to the MDL Court approval. Individual class members have the right to object. No payments are required under the settlement; however, the parties agreed that certain limited changes to benefit plans and participants' accounts would be made.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals in the future.

  Management of Invesco Aim and the Fund believe that the outcome of the Pending Litigation and Regulatory Inquiries described above will have no material adverse affect on the Fund or on the ability of Invesco Aim and IADI to provide ongoing services to the Fund.


63        SHORT-TERM INVESTMENTS TRUST

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder in the Private Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2008, through February 28, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------------------
                                                                                HYPOTHETICAL
                                                                          (5% ANNUAL RETURN BEFORE
                                                       ACTUAL                     EXPENSES)
                                             ------------------------------------------------------
                                BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                              ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
        PRIVATE CLASS           (09/01/08)   (02/28/09)(1)   PERIOD(2)     (02/28/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio         $1,000.00      $1,008.50       $2.29       $1,022.51       $2.31        0.46%
---------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio             1,000.00       1,006.10        2.29        1,022.51        2.31        0.46
---------------------------------------------------------------------------------------------------------------
Treasury Portfolio               1,000.00       1,001.70        2.18        1,022.61        2.21        0.44
---------------------------------------------------------------------------------------------------------------
Government & Agency
  Portfolio                      1,000.00       1,004.30        2.24        1,022.56        2.26        0.45
---------------------------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                      1,000.00       1,003.50        2.04        1,022.76        2.06        0.41
---------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve
  Portfolio                      1,000.00       1,006.60        2.54        1,022.27        2.56        0.51
---------------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Funds for the period September 1, 2008, through February 28, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to each Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


64        SHORT-TERM INVESTMENTS TRUST

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. Qualified persons, including beneficial owners of the Fund's shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. To locate each Fund's portfolio holdings information, access the Fund's overview page. Links to each Fund's complete quarterly holdings will be available on this Web page. Shareholders can also look up the Fund's Form N-Q filings on the SEC website, sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the AIM website, invescoaim. com. On the home page, scroll down and click on "Proxy Policy." The information is also available on the SEC website, sec.gov.

      Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the "About Us" tab, click on "Required Notices" and then click on "Proxy Voting Activity." Next, select the Fund from the drop-down menu. This information is also available on the SEC website, sec.gov.

If used after July 20, 2009, this report must be accompanied by a Fund fact sheet for the most recent month-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

      It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                               [INVESCO AIM LOGO]
                                - SERVICE MARK -

             invescoaim.com      STIT-SAR-5       Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]        RESERVE CLASS
 - SERVICE MARK -         SHORT-TERM INVESTMENTS TRUST (STIT)
                          Liquid Assets Portfolio
                          STIC Prime Portfolio
                          Treasury Portfolio
                          Government & Agency Portfolio
                          Government TaxAdvantage Portfolio
                          Tax-Free Cash Reserve Portfolio

                          Semiannual Report to Shareholders - February 28, 2009

                               [MOUNTAIN GRAPHIC]

2   Fund Data
3   Letters to Shareholders
4   Schedules of Investments
44  Financial Statements
51  Notes to Financial Statements
62  Financial Highlights
64  Fund Expenses

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

INVESCO AIM CASH MANAGEMENT IS A BRAND NAME ENCOMPASSING PRODUCTS AND SERVICES PROVIDED BY ONE OR MORE SUBSIDIARIES OF INVESCO LTD.

Unless otherwise stated, information presented in this report is as of February 28, 2009, and is based on total net assets. Unless otherwise stated, all data provided by Invesco Aim.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND DATA

RESERVE CLASS DATA AS OF 2/28/09


                                                YIELDS
                                           7-DAY SEC YIELDS
                                             HAD FEES NOT                     WEIGHTED AVERAGE MATURITY
                                          BEEN WAIVED AND/OR                 RANGE DURING
                             7-DAY           EXPENSES NOT         MONTHLY      REPORTING    AT REPORTING
FUND                       SEC YIELDS       BEEN REIMBURSED        YIELDS       PERIOD       PERIOD END     TOTAL NET ASSETS
Liquid Assets                 0.10%            -0.08%               0.14%     23 - 55 days     48 days        $39.0 million
STIC Prime                    0.05             -0.14                0.05       9 - 28 days     21 days         14.2 million
Treasury                      0.05             -0.14                0.05      27 - 54 days     31 days         53.1 million
Government & Agency           0.05             -0.10                0.05      15 - 47 days     30 days        153.0 million
Government TaxAdvantage       0.05             -0.20                0.05      18 - 38 days     23 days          3.5 million
Tax-Free Cash Reserve         0.05             -0.11                0.05      25 - 39 days     30 days         22.6 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invescoaim.com for the most recent month-end performance. Investment return will vary. Had the advisor or distributor not waived fees and/or reimbursed expenses, performance would have been lower. Monthly yields represent annualized results for the month, net of fees and expenses, and exclude any realized capital gains or losses.

2 SHORT-TERM INVESTMENTS TRUST

[CROCKETT PHOTO]

Bruce Crockett

Dear Fellow Shareholders:

Since my last letter, continuing troubles in the global economy and financial markets have negatively affected all investors. Even with the stimulus efforts, considerable anxiety remains about how, when and what kind of a recovery will occur. While no one likes to see investment values decline as sharply as they have recently in many global markets, we can find some consolation in the knowledge that our fund investments are more transparent, more comprehensively governed, and more closely regulated than most other kinds of investments.

      We want to take this opportunity to provide a brief update on our money market funds, which are committed to providing safety, liquidity and yield. These funds' conservative investment philosophy, in place for over 28 years, has served our clients well during this very difficult market environment. For example, since the start of the global credit and liquidity crisis in 2007:

- All portfolios have maintained $1.00 net asset values (NAV) at all times in all of our money market funds;

- All redemption requests were made without interruption in all of our money market funds;

- Invesco Aim did not have to purchase any securities out of any money market fund;

- Invesco Aim did not have to provide any form of capital support to any money market fund; and

- No securities experienced downgrades below Tier 1 quality in any money market fund.

      Your Board has already begun the annual review and management contract renewal process with the continuing goal of making the AIM Funds one of the best and most cost-effective ways for you to invest.

      Please feel free to contact me in writing with your questions or concerns. You can send an email to me at bruce@brucecrockett.com.

Best regards,

/s/ BRUCE L. CROCKETT

Bruce  L. Crockett

Independent Chair, AIM Funds Board of Trustees

[KELLEY PHOTO]

Karen Dunn Kelley

Dear Shareholders:

As I write this letter, the turbulence and uncertainty that characterized financial and credit markets in 2008 continues -- and appears likely to continue for the foreseeable future. Global economic weakness, generally disappointing corporate earnings and credit market turmoil prompted investors to become increasingly risk averse during the six months ended February 28, 2009.

      At the same time investors were pouring money into the relative safety of short-term fixed-income instruments, such as money market funds, the U.S. Federal Reserve (the Fed), in concert with other central banks around the globe, was sharply reducing short-term interest rate targets in an effort to stimulate the economy. This increased demand for short-term fixed-income instruments, together with aggressive action by the Fed, caused money market yields to decline sharply during the reporting period.

      The extraordinary economic and market challenges we face have been met with extraordinary government actions intended to boister investor confidence, provide much-needed liquidity to the credit markets and jumpstart the economy.

      Regardless of economic or market conditions, Invesco Aim Cash Management, part of Invesco Worldwide Fixed Income, continues to emphasize that safety is of paramount importance to the investment process for all of our money market funds. Our conservative investment philosophy, which has been in place for more than 28 years, has always focused on, and will always focus on, providing safety, liquidity and yield -- in that order--to our money market fund investors.

      All of us at Invesco Aim Worldwide Fixed Income are dedicated to helping our clients achieve their short-term cash management needs. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Cash Management representatives at 800 659 1005.

Sincerely,

/s/ KAREN DUNN KELLEY

Karen Dunn Kelley
CEO, Invesco Worldwide Fixed Income

3 Short-Term Investments Trust

SCHEDULE OF INVESTMENTS

February 28, 2009
(Unaudited)

LIQUID ASSETS PORTFOLIO



                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER-51.66%(a)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES-8.64%

  Amstel Funding Corp.(b)(c)                          2.65%     03/10/09    $    110,000    $   109,927,125
-----------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          2.90%     03/10/09         300,000        299,782,500
-----------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          1.75%     04/09/09          50,000         49,905,208
-----------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          2.30%     04/20/09         500,000        498,402,778
-----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                    0.60%     04/23/09         109,222        109,125,520
-----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                    0.75%     05/04/09         250,000        249,666,667
-----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                    0.75%     05/11/09         200,000        199,704,167
-----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                    0.75%     05/12/09         225,000        224,662,500
-----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                    0.75%     05/13/09         160,000        159,756,667
-----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                    0.75%     05/19/09         200,000        199,670,833
===========================================================================================================
                                                                                              2,100,603,965
===========================================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-9.16%

  Concord Minutemen Capital Co., LLC
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            1.45%     03/02/09          50,000         49,997,986
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            2.30%     03/02/09         200,000        199,987,222
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            2.30%     03/11/09         200,000        199,872,222
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            1.25%     05/22/09         200,000        199,430,556
-----------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            1.65%     03/02/09         175,000        174,991,979
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            2.30%     03/06/09         200,000        199,936,111
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            0.90%     03/23/09         100,000         99,945,000
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            0.90%     03/24/09          80,000         79,954,000
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            1.05%     04/13/09         100,000         99,874,583
-----------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC (CEP-Lloyds TSB Bank
     PLC)(b)(c)                                       0.50%     03/02/09         200,000        199,997,222
-----------------------------------------------------------------------------------------------------------
  Legacy Capital Co., LLC-Series A, (Multi
     CEP's-Liberty Hampshire Co., LLC; agent)(c)      2.40%     04/07/09         150,000        149,630,000
-----------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(c)                                      2.30%     03/09/09         114,000        113,941,734
-----------------------------------------------------------------------------------------------------------
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(c)                                      1.05%     04/01/09         100,000         99,909,583
-----------------------------------------------------------------------------------------------------------
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(c)                                      1.05%     04/02/09         100,000         99,906,667
-----------------------------------------------------------------------------------------------------------
  Liberty Street Funding LLC (CEP-Bank of Nova
     Scotia)(b)(c)                                    0.75%     05/15/09         100,000         99,843,750
-----------------------------------------------------------------------------------------------------------
  Variable Funding Capital Co., LLC
     (CEP-Wells Fargo Bank, N.A.)(c)                  1.44%     03/27/09         100,000         99,896,000
-----------------------------------------------------------------------------------------------------------
     (CEP-Wells Fargo Bank, N.A.)(c)                  0.55%     04/14/09           8,300          8,294,421
-----------------------------------------------------------------------------------------------------------
     (CEP-Wells Fargo Bank, N.A.)(c)                  0.55%     04/22/09          50,000         49,960,278
===========================================================================================================
                                                                                              2,225,369,314
===========================================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-14.59%

  Amsterdam Funding Corp.(c)                          0.85%     05/13/09         100,000         99,827,639
-----------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization, LLC(c)               0.60%     04/16/09         100,000         99,923,333
-----------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization, LLC(c)               0.60%     04/17/09         100,000         99,921,667
-----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

  Atlantic Asset Securitization, LLC(c)               0.62%     04/23/09    $    200,000    $   199,817,444
-----------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization, LLC(c)               0.65%     05/05/09         100,000         99,882,639
-----------------------------------------------------------------------------------------------------------
  Barton Capital, LLC(c)                              0.55%     04/02/09         100,097        100,048,064
-----------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(c)                          0.45%     03/25/09          98,364         98,334,491
-----------------------------------------------------------------------------------------------------------
  Clipper Receivables Co., LLC(c)                     0.70%     03/06/09         285,000        284,972,292
-----------------------------------------------------------------------------------------------------------
  Enterprise Funding Co., LLC(c)                      0.67%     05/20/09          72,024         71,916,764
-----------------------------------------------------------------------------------------------------------
  Falcon Asset Securitization Corp.(c)                0.50%     04/13/09         140,000        139,916,389
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.75%     03/17/09          90,000         89,970,000
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.70%     04/14/09          65,000         64,944,389
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.85%     04/20/09         100,312        100,193,576
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.90%     04/24/09         250,000        249,662,500
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.80%     04/28/09          65,000         64,916,222
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.80%     04/29/09         135,000        134,823,000
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.85%     05/05/09         175,000        174,731,424
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.90%     05/11/09         300,000        299,467,500
-----------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                      0.50%     03/03/09         150,000        149,995,833
-----------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                      0.55%     03/12/09         150,066        150,040,781
-----------------------------------------------------------------------------------------------------------
  Ranger Funding Co., LLC(c)                          0.68%     05/20/09          78,495         78,376,385
-----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(c)                      0.50%     03/25/09         118,000        117,960,667
-----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(c)                      0.60%     04/07/09         100,000         99,938,333
-----------------------------------------------------------------------------------------------------------
  Thames Asset Global Securitization No. 1,
     Inc.(b)(c)                                       0.65%     03/12/09         219,392        219,348,426
-----------------------------------------------------------------------------------------------------------
  Thames Asset Global Securitization No. 1,
     Inc.(b)(c)                                       0.70%     03/17/09          86,399         86,372,120
-----------------------------------------------------------------------------------------------------------
  Tulip Funding Corp.(b)(c)                           0.80%     04/23/09          80,194         80,099,549
-----------------------------------------------------------------------------------------------------------
  Yorktown Capital LLC(c)                             0.65%     04/23/09          90,525         90,438,373
===========================================================================================================
                                                                                              3,545,839,800
===========================================================================================================


ASSET-BACKED SECURITIES-SECURITIES-6.43%

  Aspen Funding Corp.(c)                              1.85%     03/05/09         150,000        149,969,167
-----------------------------------------------------------------------------------------------------------
  Aspen Funding Corp.(c)                              0.92%     04/23/09         100,000         99,864,555
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         1.20%     03/11/09         165,000        164,945,000
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         1.40%     03/20/09         150,000        149,889,167
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         0.90%     04/07/09          45,000         44,958,375
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         0.90%     04/21/09         143,035        142,852,630
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         1.00%     04/22/09         100,000         99,855,556
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         1.00%     04/24/09          40,000         39,940,000
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         1.05%     04/27/09          95,000         94,842,062
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         1.05%     05/07/09         140,000        139,726,417
-----------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(c)                            0.92%     04/24/09         100,000         99,862,000
-----------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd/Corp.(b)(c)                       0.70%     03/02/09          95,000         94,998,153
-----------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd/Corp.(b)(c)                       1.85%     03/02/09         140,000        139,992,805
-----------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd/Corp.(b)(c)                       1.05%     04/06/09         100,000         99,895,000
===========================================================================================================
                                                                                              1,561,590,887
===========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-0.33%

  Market Street Funding LLC(c)                        0.33%     03/02/09    $     80,840    $    80,839,259
===========================================================================================================


CONSUMER FINANCE-0.82%

  HSBC Finance Corp.                                  2.05%     03/10/09         200,000        199,897,500
===========================================================================================================


DIVERSIFIED BANKS-8.09%

  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)         0.82%     04/13/09          50,000         49,951,028
-----------------------------------------------------------------------------------------------------------
  Bank of Nova Scotia(b)                              0.77%     05/11/09         160,000        159,757,022
-----------------------------------------------------------------------------------------------------------
  BNP Paribas Finance Inc.(b)                         1.01%     06/19/09          50,000         49,845,695
-----------------------------------------------------------------------------------------------------------
  Calyon North America Inc.(b)                        2.65%     03/13/09          58,250         58,198,546
-----------------------------------------------------------------------------------------------------------
  Calyon North America Inc.(b)                        1.46%     08/18/09         100,000         99,310,556
-----------------------------------------------------------------------------------------------------------
  ING (US) Funding LLC(b)                             0.60%     03/13/09         100,000         99,980,000
-----------------------------------------------------------------------------------------------------------
  ING (US) Funding LLC(b)                             1.30%     04/06/09         175,000        174,772,500
-----------------------------------------------------------------------------------------------------------
  ING (US) Funding LLC(b)                             0.64%     04/09/09         120,000        119,916,800
-----------------------------------------------------------------------------------------------------------
  Landesbank Baden-Wurttemberg(b)                     0.55%     03/12/09         175,000        174,970,590
-----------------------------------------------------------------------------------------------------------
  Lloyds TSB Bank PLC(b)                              2.00%     03/05/09         126,510        126,481,887
-----------------------------------------------------------------------------------------------------------
  Rabobank USA Financial Corp.(b)                     0.74%     05/11/09         110,000        109,839,461
-----------------------------------------------------------------------------------------------------------
  Santander Central Hispano Finance (Delaware)
     Inc.(b)                                          1.10%     06/09/09          70,000         69,786,111
-----------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             1.94%     03/06/09         175,000        174,952,847
-----------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             0.60%     04/14/09         150,000        149,890,000
-----------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             0.65%     04/20/09         150,000        149,864,583
-----------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             0.95%     05/04/09         200,000        199,662,222
===========================================================================================================
                                                                                              1,967,179,848
===========================================================================================================


LIFE & HEALTH INSURANCE-1.03%

  Metlife Short Term Funding, LLC(c)                  0.65%     03/06/09         250,000        249,977,431
===========================================================================================================


PACKAGED FOODS & MEATS-0.41%

  Nestle Capital Corp.(b)(c)                          0.70%     10/06/09         100,000         99,574,167
===========================================================================================================


REGIONAL BANKS-2.16%

  Abbey National North America LLC(b)                 0.51%     03/16/09         200,000        199,957,500
-----------------------------------------------------------------------------------------------------------
  ANZ National (Int'l) Ltd.(b)(c)                     0.75%     04/14/09         125,000        124,885,417
-----------------------------------------------------------------------------------------------------------
  ANZ National (Int'l) Ltd.(b)(c)                     0.76%     04/20/09         100,000         99,894,445
-----------------------------------------------------------------------------------------------------------
  ANZ National (Int'l) Ltd.(b)(c)                     1.09%     05/05/09         100,000         99,803,194
===========================================================================================================
                                                                                                524,540,556
===========================================================================================================
     Total Commercial Paper (Cost $12,555,412,727)                                           12,555,412,727
===========================================================================================================



CERTIFICATES OF DEPOSIT-24.46%

  Abbey National Treasury Services PLC(d)             0.87%     07/15/09         100,000        100,003,510
-----------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.63%     03/09/09          85,000         85,000,187
-----------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.13%     04/14/09         100,000        100,001,213
-----------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               1.75%     04/15/09         150,000        150,001,864
-----------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.27%     05/11/09         150,000        150,002,931
-----------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               1.67%     06/18/09         150,000        150,004,503
-----------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               1.12%     08/19/09         100,000        100,004,724
-----------------------------------------------------------------------------------------------------------
  Bank of Nova Scotia                                 0.60%     04/06/09          50,000         50,000,499
-----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

  Bank of Nova Scotia (United Kingdom)(b)             0.82%     05/18/09    $    100,000    $   100,002,162
-----------------------------------------------------------------------------------------------------------
  Bank of Nova Scotia                                 0.75%     06/24/09         100,000        100,003,187
-----------------------------------------------------------------------------------------------------------
  BNP Paribas                                         0.91%     05/05/09         100,000        100,001,801
-----------------------------------------------------------------------------------------------------------
  BNP Paribas                                         1.42%     05/22/09         150,000        150,003,397
-----------------------------------------------------------------------------------------------------------
  BNP Paribas                                         1.74%     06/18/09         150,000        150,004,503
-----------------------------------------------------------------------------------------------------------
  BNP Paribas                                         1.08%     07/09/09          30,000         30,018,873
-----------------------------------------------------------------------------------------------------------
  BNP Paribas                                         1.21%     08/17/09         150,000        150,006,999
-----------------------------------------------------------------------------------------------------------
  BNP Paribas                                         1.20%     08/19/09         100,000        100,000,000
-----------------------------------------------------------------------------------------------------------
  BNP Paribas (United Kingdom)(b)                     1.00%     07/13/09         100,000        100,003,703
-----------------------------------------------------------------------------------------------------------
  BNP Paribas (United Kingdom)(b)                     1.20%     07/29/09         100,000        100,004,142
-----------------------------------------------------------------------------------------------------------
  Calyon(d)                                           2.41%     03/11/09         100,000        100,000,000
-----------------------------------------------------------------------------------------------------------
  Calyon                                              2.00%     04/20/09         200,000        200,000,000
-----------------------------------------------------------------------------------------------------------
  Calyon                                              1.15%     05/20/09          50,000         50,000,000
-----------------------------------------------------------------------------------------------------------
  Calyon                                              1.25%     06/08/09         200,000        200,000,000
-----------------------------------------------------------------------------------------------------------
  Calyon                                              1.84%     06/29/09         100,000        100,003,303
-----------------------------------------------------------------------------------------------------------
  Calyon                                              0.90%     07/14/09          50,000         50,001,867
-----------------------------------------------------------------------------------------------------------
  Calyon                                              1.30%     07/29/09         100,000        100,000,000
-----------------------------------------------------------------------------------------------------------
  Calyon                                              1.41%     08/11/09         200,000        200,008,991
-----------------------------------------------------------------------------------------------------------
  Credit Suisse(d)                                    2.24%     06/16/09          50,000         49,994,616
-----------------------------------------------------------------------------------------------------------
  HSBC Bank PLC (United Kingdom)(b)                   1.03%     04/02/09         150,000        150,001,330
-----------------------------------------------------------------------------------------------------------
  HSBC Bank PLC (United Kingdom)(b)                   1.46%     10/09/09         100,000        100,006,100
-----------------------------------------------------------------------------------------------------------
  Landesbank Baden-Wurttemberg                        0.57%     03/20/09         150,000        150,000,848
-----------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(b)    1.00%     04/07/09         150,000        150,001,538
-----------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(b)    0.81%     05/12/09         175,000        175,003,493
-----------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(b)    0.82%     05/18/09         100,000        100,002,162
-----------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  3.02%     03/09/09          50,500         50,526,497
-----------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  2.92%     03/16/09          50,000         50,033,447
-----------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  0.76%     05/11/09         150,000        150,002,953
-----------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  0.95%     08/19/09         150,000        150,007,091
-----------------------------------------------------------------------------------------------------------
  Royal Bank of Canada                                0.60%     05/26/09         100,000        100,000,000
-----------------------------------------------------------------------------------------------------------
  Royal Bank of Canada(d)                             2.12%     12/16/09         150,000        150,000,000
-----------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC(d)                       0.75%     08/06/09         250,000        250,000,000
-----------------------------------------------------------------------------------------------------------
  Societe Generale                                    1.00%     05/11/09         125,000        125,000,000
-----------------------------------------------------------------------------------------------------------
  Societe Generale (United Kingdom)(b)                0.93%     04/02/09         100,000        100,000,887
-----------------------------------------------------------------------------------------------------------
  Societe Generale (United Kingdom)(b)                0.76%     05/15/09         130,000        130,002,027
-----------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B.(d)                       1.73%     07/08/09         100,000        100,000,000
-----------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B.(d)                       1.60%     08/26/09         150,000        150,000,000
-----------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                               2.05%     06/16/09         150,000        150,004,412
-----------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                               1.90%     10/02/09         125,000        125,007,360
-----------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                               1.85%     10/05/09         100,000        100,005,971
-----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

  Toronto-Dominion Bank                               1.51%     11/12/09    $     75,000    $    75,005,271
-----------------------------------------------------------------------------------------------------------
  Westpac Banking Corp.                               1.22%     04/16/09         150,000        150,001,909
===========================================================================================================
     Total Certificates of Deposit (Cost
       $5,945,690,271)                                                                        5,945,690,271
===========================================================================================================



MEDIUM-TERM NOTES-6.92%

  Bank of America Corp., Sr. Unsec. Floating Rate
     MTN(d)                                           1.59%     03/24/09         239,910        239,907,708
-----------------------------------------------------------------------------------------------------------
  BBVA U.S. Senior, S.A. Unipersonal, Sr. Unsec.
     Gtd. Unsub. Floating Rate MTN(b)(c)(d)           1.21%     04/17/09         145,000        145,040,088
-----------------------------------------------------------------------------------------------------------
  ING Bank N.V., Sr. Unsec. Floating Rate
     MTN(b)(c)(d)                                     2.22%     09/16/09         100,000        100,000,000
-----------------------------------------------------------------------------------------------------------
  National City Corp., Sr. Unsec. Floating Rate
     MTN(d)                                           1.54%     03/20/09         139,000        139,021,128
-----------------------------------------------------------------------------------------------------------
  Procter & Gamble International Funding S.C.A.,
     Sr. Unsec. Gtd. Floating Rate MTN(d)             1.49%     02/08/10          80,000         80,000,000
-----------------------------------------------------------------------------------------------------------
  Rabobank Nederland, Series 1537 A, Sr. Floating
     Rate MTN(b)(c)(d)                                1.41%     04/06/09         100,000         99,995,583
-----------------------------------------------------------------------------------------------------------
  Royal Bank of Canada, Series C, Sr. Unsec.
     Floating Rate MTN(d)                             1.29%     07/15/09         150,000        150,000,000
-----------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp., Series B, Floating
     Rate MTN(d)                                      0.72%     08/03/09         150,000        150,000,000
-----------------------------------------------------------------------------------------------------------
  Wachovia Bank N.A., Sr. Unsec. Floating Rate
     MTN(d)                                           1.54%     03/23/09         302,026        302,163,540
-----------------------------------------------------------------------------------------------------------
  Wells Fargo & Co., Sr. Unsec. Floating Rate
     Global MTN(d)                                    0.44%     05/01/09          25,000         24,985,295
-----------------------------------------------------------------------------------------------------------
  Wells Fargo Bank, N.A., Sr. Unsec. Floating Rate
     MTN(d)                                           0.91%     09/08/09         250,000        250,000,000
===========================================================================================================
     Total Medium-Term Notes (Cost $1,681,113,342)                                            1,681,113,342
===========================================================================================================



TIME DEPOSITS-2.11%

  ABN-Amro (Cayman Islands)(b)                        0.22%     03/02/09         337,470        337,470,222
-----------------------------------------------------------------------------------------------------------
  Societe Generale (Cayman Islands)(b)                0.22%     03/02/09         175,000        175,000,000
===========================================================================================================
     Total Time Deposits (Cost $512,470,222)                                                    512,470,222
===========================================================================================================



VARIABLE RATE DEMAND NOTES-1.98%(e)

LETTER OF CREDIT ENHANCED-1.98%(F)

  Atlanticare Health Services, Inc.; Series 2003,
     Taxable Bonds (LOC-Wells Fargo Bank, N.A.)       1.00%     10/01/33          16,190         16,190,000
-----------------------------------------------------------------------------------------------------------
  Baltimore (City of), Maryland (Baltimore City
     Parking System Facilities); Series 2008, Ref.
     Taxable RB (LOC-Bank of America, N.A.)           1.00%     07/01/32          23,000         23,000,000
-----------------------------------------------------------------------------------------------------------
  Benjamin Rose Institute (The) (Kethley House);
     Series 2005, Taxable Notes (LOC-JPMorgan
     Chase Bank, N.A.)                                2.23%     12/01/28           1,828          1,828,000
-----------------------------------------------------------------------------------------------------------
  Centerville (City of), Ohio (Bethany Lutheran
     Village Continuing Care Facility Expansion);
     Series 2007 B, Health Care RB (LOC-PNC Bank,
     N.A.)                                            0.60%     11/01/40          22,270         22,270,000
-----------------------------------------------------------------------------------------------------------
  Chattanooga (City of), Tennessee Industrial
     Development Board (BlueCross BlueShield of
     Tennessee Corporate Campus); Series 2008,
     Taxable IDR (LOC-Bank of America, N.A.)          0.85%     01/01/28         101,000        101,000,000
-----------------------------------------------------------------------------------------------------------
  Hillsborough Community College Foundation, Inc.
     (The); Series 2006, Student Housing RB
     (LOC-Bank of America, N.A.)                      0.61%     12/01/33          14,010         14,010,000
-----------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Fenwick High School); Series 1997,
     RB (LOC-JPMorgan Chase Bank, N.A.)               0.63%     03/01/32          10,800         10,800,000
-----------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Revolving Fund Pooled Financing Program);
     Series 1985 C, RB (LOC-JPMorgan Chase Bank,
     N.A.)                                            0.63%     08/01/15          37,650         37,650,000
-----------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Indiana Historical Society, Inc.); Series
     1997, Educational Facilities RB (LOC-JPMorgan
     Chase Bank, N.A.)                                0.63%     08/01/31          14,900         14,900,000
-----------------------------------------------------------------------------------------------------------
  Indiana (State of) Health and Educational
     Facility Financing Authority (Howard Regional
     Health System); Series 2005, Hospital RB
     (LOC- Harris N.A.)                               0.65%     01/01/35          10,000         10,000,000
-----------------------------------------------------------------------------------------------------------
  JPV Capital, LLC (Towers Partners, LLC/Rose
     Street Partners, LLC/515 Michigan Street
     Partners, LLC); Series 1999-A, Taxable Notes
     (LOC- Wells Fargo Bank, N.A.)                    1.50%     12/01/39           5,050          5,050,000
-----------------------------------------------------------------------------------------------------------
  Lucas (County of) Ohio (ProMedica Healthcare
     System); Series 2008 A, Hospital RB (LOC-UBS
     AG)(b)                                           0.72%     11/15/34          21,900         21,900,000
-----------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (Federation of American Societies for
     Experimental Biology); Series 2008, RB
     (LOC-Wells Fargo Bank, N.A.)                     0.61%     07/01/38          15,500         15,500,000
-----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Massachusetts (State of) Development Finance
     Agency (Clark University); Series 2008, RB
     (LOC-TD Bank, N.A.)                              0.53%     10/01/38    $     16,185    $    16,185,000
-----------------------------------------------------------------------------------------------------------
  Mississippi (State of) Development Bank
     (Harrison (County of)); Series 2008 B, Ref.
     Taxable Special Obligation GO Bonds (LOC-Bank
     of America, N.A.)                                0.85%     10/01/31          14,165         14,165,000
-----------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Educational
     Facilities Authority (RiverWoods Co. at
     Exeter, New Hampshire); Series 2008, RB
     (LOC-Bank of America, N.A.)                      0.57%     03/01/38          15,000         15,000,000
-----------------------------------------------------------------------------------------------------------
  NGSP, Inc.; Series 2006, Sec. Taxable RB
     (LOC-Bank of America, N.A.)                      0.85%     06/01/46          52,350         52,350,000
-----------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Sisters of Charity
     Providence Hospitals); Series 2002, Hospital
     RB (LOC-Wells Fargo Bank, N.A.)                  0.62%     11/01/32          36,670         36,670,000
-----------------------------------------------------------------------------------------------------------
  Southeastern California Conference of Seventh-
     Day Adventists; Series 2008, Taxable RB
     (LOC-Bank of America, N.A.)                      1.05%     06/01/25          10,125         10,125,000
-----------------------------------------------------------------------------------------------------------
  Southglenn Metropolitan District; Series 2007,
     Special RB (LOC-BNP Paribas)(b)                  0.67%     12/01/30          27,950         27,950,000
-----------------------------------------------------------------------------------------------------------
  Wilmington (City of), Delaware (Delaware Art
     Museum, Inc.); Series 2003, RB (LOC-Wells
     Fargo Bank, N.A.)                                0.63%     10/01/37          14,800         14,800,000
===========================================================================================================
     Total Variable Rate Demand Notes (Cost
       $481,343,000)                                                                            481,343,000
===========================================================================================================



PROMISSORY NOTES-0.93%

  Goldman Sachs Group Inc. (Acquired 01/23/09;
     Cost $225,000,000)(c)                            0.64%     05/28/09         225,000        225,000,000
===========================================================================================================



U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-0.82%

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-0.82%

  Unsec. Floating Rate Global Notes(d)                1.25%     07/12/10         100,000        100,000,000
-----------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate MTN(d)                         0.59%     01/08/10         100,000        100,000,000
===========================================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $200,000,000)                                                           200,000,000
===========================================================================================================



U.S. TREASURY BILLS-0.82%

  U.S. Treasury Bills(a) (Cost $199,710,583)          0.35%     07/30/09         200,000        199,710,583
===========================================================================================================



FUNDING AGREEMENTS-0.41%

  MetLife Insurance Co. of Connecticut, Floating
     Rate (Acquired 08/27/07; Cost
     $100,000,000)(c)(d)                              1.71%     09/25/09         100,000        100,000,000
===========================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-90.11% (Cost $21,900,740,145)                                                  21,900,740,145
===========================================================================================================


                                                                             REPURCHASE
                                                                               AMOUNT

REPURCHASE AGREEMENTS-9.86%(g)

  Barclays Capital Inc., Joint agreement dated
     02/27/09, aggregate maturing value
     $1,898,147,828 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,936,067,768; 0%-5.50%, 03/05/09-
     12/14/22)                                        0.27%     03/02/09     544,471,449        544,459,199
-----------------------------------------------------------------------------------------------------------


  Barclays Capital Inc., Joint agreement dated
     02/27/09, aggregate maturing value
     $1,915,375,672 (collateralized by U.S.
     Treasury obligations valued at
     $1,953,640,922; 1.13%-8.13%, 12/15/10-
     05/15/30)                                        0.26%     03/02/09     930,651,734        930,631,570
-----------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Joint agreement
     dated 02/27/09, aggregate maturing value
     $1,000,022,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,020,003,099; 0%-6.63%, 04/03/09-
     11/23/35)                                        0.27%     03/02/09     225,005,062        225,000,000
-----------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Joint agreement
     dated 02/27/09, aggregate maturing value
     $200,008,542 (collateralized by U.S.
     Government sponsored agency and Corporate
     obligations valued at $210,000,000; 0%-6.73%,
     01/19/25-02/25/47)(b)                            0.51%     03/02/09     194,711,901        194,703,586
-----------------------------------------------------------------------------------------------------------
  Deutsche Bank Securities Inc., Joint agreement
     dated 02/27/09, aggregate maturing value
     $250,006,042 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $255,000,001; 4.50%-7.00%,
     01/01/19-01/01/39)                               0.29%     03/02/09      77,659,269         77,657,392
-----------------------------------------------------------------------------------------------------------
  Societe Generale, Joint agreement dated
     02/27/09, aggregate maturing value
     $1,000,022,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,020,000,666; 0%-7.00%, 03/03/09-
     08/06/38)                                        0.27%     03/02/09     225,005,063        225,000,000
-----------------------------------------------------------------------------------------------------------
  UBS Securities LLC, Joint agreement dated
     02/27/09, aggregate maturing value
     $800,016,667 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $816,002,665; 0%-8.88%, 07/15/18-
     07/15/29)                                        0.25%     03/02/09     100,002,083        100,000,000
-----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                    INTEREST    MATURITY     REPURCHASE
                                                      RATE        DATE         AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

  Wachovia Capital Markets, LLC, Joint agreement
     dated 02/27/09, aggregate maturing value
     $150,007,656 (collateralized by Corporate
     obligations valued at $157,500,000; 0%-2.10%,
     04/30/12-03/15/28)                               0.61%     03/02/09    $100,128,871    $   100,123,761
===========================================================================================================
     Total Repurchase Agreements (Cost
       $2,397,575,508)                                                                        2,397,575,508
===========================================================================================================
TOTAL INVESTMENTS(h)(i)-99.97% (Cost
  $24,298,315,653)                                                                           24,298,315,653
===========================================================================================================
OTHER ASSETS LESS LIABILITIES-0.03%                                                               7,490,825
===========================================================================================================
NET ASSETS-100.00%                                                                          $24,305,806,478
___________________________________________________________________________________________________________
===========================================================================================================




Investment Abbreviations:

CEP     - Credit Enhancement Provider
GO      - General Obligation Bonds
Gtd.    - Guaranteed
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
MTN     - Medium-Term Notes
Ref.    - Refunding
RB      - Revenue Bonds
Sr.     - Senior
Unsec.  - Unsecured
Unsub.  - Unsubordinated


Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 14.48%; United Kingdom: 11.17%; other countries less than 5% each: 12.19%.
(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2009 was $10,908,364,578, which represented 44.88% of the Fund's Net Assets.
(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2009.
(e) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2009.
(f) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)   Principal amount equals value at period end. See Note 1K.
(h) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.
(i)   Also represents cost for federal income tax purposes.

FUND COMPOSITION BY MATURITY

In days, as of 2/28/09



-------------------------------------------------------------------------
1-7                                                                  27.0%
-------------------------------------------------------------------------
8-30                                                                 17.8
-------------------------------------------------------------------------
31-90                                                                43.4
-------------------------------------------------------------------------
91-180                                                                9.7
-------------------------------------------------------------------------
181+                                                                  2.1
_________________________________________________________________________
=========================================================================



The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

February 28, 2009
(Unaudited)

STIC PRIME PORTFOLIO



                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
----------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER-87.86%(a)

ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-9.58%

  Old Line Funding, LLC(b)                            0.25%     03/02/09    $     96,410    $   96,409,330
----------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                            0.35%     03/06/09          72,435        72,431,479
----------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                            0.30%     03/13/09         150,000       149,985,000
----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         0.45%     03/04/09          50,000        49,998,125
----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         0.45%     03/13/09          36,285        36,279,557
----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         0.43%     03/16/09          28,266        28,260,936
----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         0.48%     03/20/09          73,000        72,981,507
----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         0.55%     04/06/09          37,530        37,509,358
----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         0.55%     04/08/09          90,000        89,947,750
----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         0.45%     04/13/09          16,938        16,928,896
==========================================================================================================
                                                                                               650,731,938
==========================================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-20.69%

  Concord Minutemen Capital Co., LLC-Series A,
     (Multi CEP's-Liberty Hampshire Co., LLC;
     agent)(b)                                        0.85%     03/16/09          60,000        59,978,750
----------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                            0.90%     03/23/09         100,000        99,945,000
----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                            0.90%     03/24/09          45,000        44,974,125
----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                            0.85%     03/27/09          90,000        89,944,750
----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                            1.05%     04/13/09         100,000        99,874,583
----------------------------------------------------------------------------------------------------------
  Kitty Hawk Funding Corp. (CEP-Bank of America,
     N.A.)(b)                                         0.29%     03/12/09          30,000        29,997,388
----------------------------------------------------------------------------------------------------------
  Legacy Capital Co., LLC
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                            1.05%     04/13/09          85,000        84,893,396
----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                            1.05%     04/14/09          80,000        79,897,333
----------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(b)                                      0.95%     03/17/09         130,000       129,945,111
----------------------------------------------------------------------------------------------------------
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(b)                                      1.05%     04/01/09          60,000        59,945,750
----------------------------------------------------------------------------------------------------------
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(b)                                      1.05%     04/13/09         100,000        99,874,583
----------------------------------------------------------------------------------------------------------
  Ticonderoga Funding LLC (CEP-Bank of America,
     N.A.)(b)                                         0.50%     03/19/09         220,600       220,544,850
----------------------------------------------------------------------------------------------------------
  Variable Funding Capital Co., LLC
     (CEP-Wells Fargo Bank, N.A.)(b)                  0.50%     03/06/09         200,000       199,986,111
----------------------------------------------------------------------------------------------------------
     (CEP-Wells Fargo Bank, N.A.)(b)                  0.40%     03/27/09          50,000        49,985,556
----------------------------------------------------------------------------------------------------------
     (CEP-Wells Fargo Bank, N.A.)(b)                  0.50%     04/27/09          55,872        55,827,768
==========================================================================================================
                                                                                             1,405,615,054
==========================================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-23.98%

  Amsterdam Funding Corp.(b)                          0.55%     03/05/09          25,000        24,998,472
----------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          0.75%     04/14/09          40,000        39,963,333
----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

  Atlantic Asset Securitization, LLC(b)               0.30%     03/03/09    $    100,000    $   99,998,333
----------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization, LLC(b)               0.50%     03/20/09         100,000        99,973,611
----------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization, LLC(b)               0.55%     04/13/09          70,000        69,954,014
----------------------------------------------------------------------------------------------------------
  Barton Capital, LLC(b)                              0.30%     03/05/09          90,000        89,997,000
----------------------------------------------------------------------------------------------------------
  Barton Capital, LLC(b)                              0.30%     03/09/09          99,000        98,993,400
----------------------------------------------------------------------------------------------------------
  Barton Capital, LLC(b)                              0.40%     03/10/09          35,000        34,996,500
----------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(b)                          0.45%     03/25/09          72,000        71,978,400
----------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(b)                          0.55%     04/02/09          50,000        49,975,556
----------------------------------------------------------------------------------------------------------
  Edison Asset Securitization, LLC(b)                 0.30%     03/27/09          45,000        44,990,250
----------------------------------------------------------------------------------------------------------
  Edison Asset Securitization, LLC(b)                 0.50%     04/21/09          38,000        37,973,083
----------------------------------------------------------------------------------------------------------
  Enterprise Funding Co., LLC(b)                      0.60%     04/02/09          70,000        69,962,667
----------------------------------------------------------------------------------------------------------
  Falcon Asset Securitization Corp.(b)                0.30%     03/04/09          77,000        76,998,075
----------------------------------------------------------------------------------------------------------
  Falcon Asset Securitization Corp.(b)                0.50%     04/09/09          70,000        69,962,084
----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 0.50%     03/03/09          78,000        77,997,833
----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 0.40%     03/06/09          25,000        24,998,611
----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 0.45%     03/06/09          68,000        67,995,750
----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 0.35%     03/13/09          90,000        89,989,500
----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 0.70%     04/16/09          60,000        59,946,333
----------------------------------------------------------------------------------------------------------
  Ranger Funding Co., LLC(b)                          0.30%     03/02/09          72,040        72,039,403
----------------------------------------------------------------------------------------------------------
  Ranger Funding Co., LLC(b)                          0.60%     04/03/09          55,060        55,029,717
----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                      0.55%     03/04/09          50,000        49,997,708
----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                      0.35%     03/06/09         100,000        99,995,139
----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                      0.30%     03/09/09          50,000        49,996,667
==========================================================================================================
                                                                                             1,628,701,439
==========================================================================================================


ASSET-BACKED SECURITIES-SECURITIES-5.04%

  Aspen Funding Corp.(b)                              0.60%     03/05/09          62,358        62,353,843
----------------------------------------------------------------------------------------------------------
  Aspen Funding Corp.(b)                              0.70%     03/16/09          70,000        69,979,583
----------------------------------------------------------------------------------------------------------
  Aspen Funding Corp.(b)                              0.80%     04/02/09         100,000        99,928,889
----------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(b)                            0.60%     03/20/09         110,000       109,965,166
==========================================================================================================
                                                                                               342,227,481
==========================================================================================================


ASSET-BACKED SECURITIES-TRADE RECEIVABLES-3.83%

  CAFCO, LLC(b)                                       0.62%     03/18/09         130,000       129,961,939
----------------------------------------------------------------------------------------------------------
  CAFCO, LLC(b)                                       0.62%     03/19/09         130,000       129,959,700
==========================================================================================================
                                                                                               259,921,639
==========================================================================================================


CONSUMER FINANCE-6.33%

  HSBC Finance Corp.                                  0.40%     03/05/09         100,000        99,995,555
----------------------------------------------------------------------------------------------------------
  HSBC Finance Corp.                                  0.35%     03/11/09          50,000        49,995,139
----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
----------------------------------------------------------------------------------------------------------
CONSUMER FINANCE-(CONTINUED)

  Toyota Motor Credit Corp.                           0.35%     03/25/09    $    100,000    $   99,976,667
----------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           0.40%     03/26/09         180,000       179,950,000
==========================================================================================================
                                                                                               429,917,361
==========================================================================================================


INTEGRATED OIL & GAS-4.41%

  Chevron Corp.                                       0.34%     03/27/09         100,000        99,975,444
----------------------------------------------------------------------------------------------------------
  Chevron Corp.                                       0.43%     04/02/09         100,000        99,961,778
----------------------------------------------------------------------------------------------------------
  Chevron Corp.                                       0.43%     04/03/09         100,000        99,960,583
==========================================================================================================
                                                                                               299,897,805
==========================================================================================================


LIFE & HEALTH INSURANCE-4.64%

  Metlife Short Term Funding, LLC(b)                  0.67%     03/02/09         100,000        99,998,139
----------------------------------------------------------------------------------------------------------
  Metlife Short Term Funding, LLC(b)                  0.68%     03/03/09          65,000        64,997,544
----------------------------------------------------------------------------------------------------------
  Metlife Short Term Funding, LLC(b)                  0.58%     03/04/09         100,000        99,995,167
----------------------------------------------------------------------------------------------------------
  Metlife Short Term Funding, LLC(b)                  0.85%     03/18/09          50,000        49,979,931
==========================================================================================================
                                                                                               314,970,781
==========================================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-4.86%

  General Electric Capital Services Inc.              0.20%     03/13/09         100,000        99,993,333
----------------------------------------------------------------------------------------------------------
  General Electric Capital Services Inc.              0.33%     03/24/09         100,000        99,978,917
----------------------------------------------------------------------------------------------------------
  General Electric Capital Services Inc.              0.55%     04/13/09         130,000       129,914,597
==========================================================================================================
                                                                                               329,886,847
==========================================================================================================


SOFT DRINKS-4.50%

  Coca-Cola Co.(b)                                    0.20%     03/05/09         125,000       124,997,223
----------------------------------------------------------------------------------------------------------
  Coca-Cola Co.(b)                                    0.35%     04/03/09          91,000        90,970,804
----------------------------------------------------------------------------------------------------------
  Coca-Cola Co.(b)                                    0.40%     04/13/09          89,600        89,557,191
==========================================================================================================
                                                                                               305,525,218
==========================================================================================================
     Total Commercial Paper (Cost $5,967,395,563)                                            5,967,395,563
==========================================================================================================



CERTIFICATES OF DEPOSIT-3.53%

  Chase Bank USA, N.A.                                0.25%     03/12/09         100,000       100,000,000
----------------------------------------------------------------------------------------------------------
  Chase Bank USA, N.A.                                0.25%     03/13/09         100,000       100,000,000
----------------------------------------------------------------------------------------------------------
  Chase Bank USA, N.A.                                0.50%     04/09/09          40,000        40,000,000
==========================================================================================================
     Total Certificates of Deposit (Cost
       $240,000,000)                                                                           240,000,000
==========================================================================================================



MEDIUM-TERM NOTE-1.77%

  JP Morgan Chase & Co., Sr. Unsec. Floating Rate
     MTN(c)                                           1.47%     04/03/09          95,566        95,646,038
----------------------------------------------------------------------------------------------------------
  Wachovia Bank N.A., Sr. Unsec. Floating Rate
     MTN(c)                                           1.54%     03/23/09          25,000        25,015,063
==========================================================================================================
     Total Medium-Term Notes (Cost $120,661,101)                                               120,661,101
==========================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-93.16% (Cost $6,328,056,664)                                                   6,328,056,664
==========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                    INTEREST    MATURITY     REPURCHASE
                                                      RATE        DATE         AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-6.86%(d)

  Barclays Capital Inc., Joint agreement dated
     02/27/09, aggregate maturing value
     $1,898,147,828 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,936,067,768; 0%-5.50%, 03/05/09-
     12/14/22),                                       0.27%     03/02/09    $140,725,280    $  140,722,114
----------------------------------------------------------------------------------------------------------
  RBC Capital Markets Corp., Agreement dated
     02/27/09 maturing value $325,007,854
     (collateralized by U.S. Government sponsored
     agency obligations valued at $331,500,000;
     4.50%-5.50%, 06/01/37-02/15/39),                 0.29%     03/02/09     325,007,854       325,000,000
==========================================================================================================
     Total Repurchase Agreements (Cost
       $465,722,114)                                                                           465,722,114
==========================================================================================================
TOTAL INVESTMENTS-100.02% (Cost
  $6,793,778,778)(e)(f)                                                                      6,793,778,778
==========================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.02)%                                                           (1,668,214)
==========================================================================================================
NET ASSETS-100.00%                                                                          $6,792,110,564
__________________________________________________________________________________________________________
==========================================================================================================




Investment Abbreviations:

CEP     - Credit Enhancement Provider
MTN     - Medium-Term Notes
Sr.     - Senior
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2009 was $4,907,693,550, which represented 72.26% of the Fund's Net Assets.
(c) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2009.
(d)   Principal amount equals value at period end. See Note 1K.
(e)   Also represents cost for federal income tax purposes.
(f) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

FUND COMPOSITION BY MATURITY

In days, as of 2/28/09



-------------------------------------------------------------------------
1-7                                                                  31.3%
-------------------------------------------------------------------------
8-14                                                                 12.4
-------------------------------------------------------------------------
15-21                                                                16.2
-------------------------------------------------------------------------
22-28                                                                13.3
-------------------------------------------------------------------------
29-35                                                                10.6
-------------------------------------------------------------------------
36-42                                                                 3.5
-------------------------------------------------------------------------
43-60                                                                12.7
_________________________________________________________________________
=========================================================================



The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

February 28, 2009
(Unaudited)

TREASURY PORTFOLIO



                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------

U.S. TREASURY SECURITIES-41.53%

U.S. TREASURY BILLS-38.14%(A)

  U.S. Treasury Bills                                 0.14%     03/05/09    $      300,000    $   299,995,333
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.05%     03/05/09           300,000        299,965,000
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.10%     03/05/09           300,000        299,963,333
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.19%     03/05/09           300,000        299,960,333
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.94%     03/05/09           200,000        199,956,900
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.93%     03/12/09           200,000        199,882,086
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.15%     03/19/09           270,000        269,979,750
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.06%     04/02/09           400,000        399,980,445
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.10%     04/02/09           350,000        349,968,889
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.14%     04/02/09           100,000         99,898,667
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.11%     04/09/09           200,000        199,975,083
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.14%     04/09/09           200,000        199,969,775
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.19%     04/09/09           250,000        249,948,677
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.20%     04/09/09           275,000        274,940,417
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.15%     04/09/09           100,000         99,875,417
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.11%     04/16/09           400,000        399,943,778
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.11%     04/16/09           200,000        199,970,739
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.30%     04/16/09           300,000        299,886,917
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.03%     04/16/09           100,000         99,868,197
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.55%     04/23/09           100,000         99,771,806
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.75%     04/23/09           100,000         99,742,361
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.74%     04/29/09           300,000        299,636,167
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.28%     04/29/09           100,000         99,790,222
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.13%     04/30/09           300,000        299,932,750
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.96%     05/07/09           100,000         99,821,333
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.04%     05/07/09           100,000         99,805,514
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.87%     05/15/09           200,000        199,635,625
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.90%     05/15/09           200,000        199,625,000
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.99%     05/15/09           100,000         99,793,750
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.63%     06/04/09           250,000        249,584,375
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.15%     06/04/09           100,000         99,696,528
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.17%     06/04/09           150,000        149,537,073
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.22%     06/11/09           200,000        199,875,333
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.30%     06/11/09           200,000        199,830,000
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.27%     07/02/09           200,000        199,812,083
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.51%     07/02/09           150,000        149,738,625
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.71%     07/02/09           250,000        249,389,698
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
U.S. TREASURY BILLS-(CONTINUED)

  U.S. Treasury Bills                                 0.73%     07/02/09    $      150,000    $   149,625,875
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.95%     07/02/09           150,000        149,513,381
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.00%     07/02/09           250,000        249,146,261
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.33%     07/02/09           100,000         99,545,583
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.28%     07/16/09           200,000        199,783,083
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.32%     07/30/09           250,000        249,664,444
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.35%     07/30/09           100,000         99,855,292
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.44%     07/30/09           150,000        149,094,000
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.50%     08/27/09           205,000        204,490,347
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.50%     08/27/09           180,000        179,548,473
=============================================================================================================
                                                                                                9,569,214,718
=============================================================================================================


U.S. TREASURY NOTES-3.39%

  U.S. Treasury Notes                                 3.13%     04/15/09            20,000         20,074,465
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Notes                                 4.50%     04/30/09           125,000        125,519,836
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Notes                                 3.88%     05/15/09           150,000        150,564,843
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Notes                                 4.88%     05/15/09           550,000        555,302,860
=============================================================================================================
                                                                                                  851,462,004
=============================================================================================================
     Total U.S. Treasury Securities (Cost
       $10,420,676,722)                                                                        10,420,676,722
=============================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-41.53% (Cost $10,420,676,722)                                                    10,420,676,722
=============================================================================================================


                                                                              REPURCHASE
                                                                                AMOUNT

REPURCHASE AGREEMENTS-58.44%(b)

  Banc of America Securities LLC, Agreement dated
     02/27/09, maturing value $1,150,024,917
     (collateralized by U.S. Treasury obligations
     valued at $1,173,000,035; 0%-6.50%, 07/31/09-
     08/15/27),                                       0.26%     03/02/09     1,150,024,917      1,150,000,000
-------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     02/27/09, aggregate maturing value
     $1,915,375,672 (collateralized by U.S.
     Treasury obligations valued at
     $1,953,640,922; 1.13%-8.13%, 12/15/10-
     05/15/30),                                       0.26%     03/02/09       984,723,938        984,702,603
-------------------------------------------------------------------------------------------------------------
  BMO Capital Markets Corp., Agreement dated
     02/27/09, maturing value $100,002,000
     (collateralized by a U.S. Treasury obligation
     valued at $102,000,086; 2.38%, 01/15/25),        0.24%     03/02/09       100,002,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Agreement dated
     02/27/09, maturing value $1,150,024,917
     (collateralized by U.S. Treasury obligations
     valued at $1,173,000,065; 0%-4.88%, 11/19/09-
     08/15/16),                                       0.26%     03/02/09     1,150,024,917      1,150,000,000
-------------------------------------------------------------------------------------------------------------
  CIBC World Markets, Corp., Agreement dated
     02/27/09, maturing value $100,002,167
     (collateralized by U.S. Treasury obligations
     valued at $102,002,105; 0%-4.63%, 07/15/09-
     01/15/14),                                       0.26%     03/02/09       100,002,167        100,000,000
-------------------------------------------------------------------------------------------------------------
  Credit Suisse Securities (USA) LLC, Agreement
     dated 02/27/09, maturing value $1,000,020,833
     (collateralized by U.S. Treasury obligations
     valued at $1,020,001,477; 4.50%-11.25%,
     02/15/15-05/15/38),                              0.25%     03/02/09     1,000,020,833      1,000,000,000
-------------------------------------------------------------------------------------------------------------
  Deutsche Bank Securities Inc., Agreement dated
     02/27/09, maturing value $2,000,041,667
     (collateralized by U.S. Treasury obligations
     valued at $2,040,000,096; 0.63%-8.50%,
     11/15/11-04/15/28),                              0.25%     03/02/09     2,000,041,667      2,000,000,000
-------------------------------------------------------------------------------------------------------------
  Greenwich Capital Markets, Inc., Agreement dated
     02/27/09, maturing value $750,016,250
     (collateralized by U.S. Treasury obligations
     valued at $765,005,452; 0%-4.25%, 01/15/10-
     07/15/18),                                       0.26%     03/02/09       750,016,250        750,000,000
-------------------------------------------------------------------------------------------------------------
  HSBC Securities (USA) Inc., Agreement dated
     02/27/09, maturing value $1,750,037,917
     (collateralized by U.S. Treasury obligations
     valued at $1,785,003,509; 0%-13.25%,
     03/15/09-02/15/39),                              0.26%     03/02/09     1,750,037,917      1,750,000,000
-------------------------------------------------------------------------------------------------------------
  JPMorgan Securities Inc., Agreement dated
     02/27/09, maturing value $2,500,050,000
     (collateralized by U.S. Treasury obligations
     valued at $2,550,000,410; 0%-2.13%, 03/05/09-
     04/30/10),                                       0.24%     03/02/09     2,500,050,000      2,500,000,000
-------------------------------------------------------------------------------------------------------------
  Morgan Stanley, Agreement dated 02/27/09,
     maturing value $175,002,917 (collateralized
     by U.S. Treasury obligations valued at
     $179,901,544; 1.75%-4.25%, 01/15/10-
     04/15/32),                                       0.20%     03/02/09       175,002,917        175,000,000
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                    INTEREST    MATURITY      REPURCHASE
                                                      RATE        DATE          AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

  Societe Generale, Agreement dated 02/27/09,
     maturing value $2,000,043,333 (collateralized
     by U.S. Treasury obligations valued at
     $2,040,000,075; 0%-12.50%, 03/19/09-
     02/15/39),                                       0.26%     03/02/09    $2,000,043,333    $ 2,000,000,000
-------------------------------------------------------------------------------------------------------------
  UBS Securities LLC, Agreement dated 02/27/09,
     maturing value $1,000,019,167 (collateralized
     by U.S. Treasury obligations valued at
     $1,020,004,914; 0%-1.13%, 03/12/09-01/15/12),    0.23%     03/02/09     1,000,019,167      1,000,000,000
=============================================================================================================
     Total Repurchase Agreements (Cost
       $14,659,702,603)                                                                        14,659,702,603
=============================================================================================================
TOTAL INVESTMENTS(c)-99.97% (Cost $25,080,379,325)                                             25,080,379,325
=============================================================================================================
OTHER ASSETS LESS LIABILITIES-0.03%                                                                 6,413,294
=============================================================================================================
NET ASSETS-100.00%                                                                            $25,086,792,619
_____________________________________________________________________________________________________________
=============================================================================================================




Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)  Principal amount equals value at period end. See Note 1K.
(c)  Also represents cost for federal income tax purposes.

FUND COMPOSITION BY MATURITY

In days, as of 2/28/09



-------------------------------------------------------------------------
1-7                                                                  64.1%
-------------------------------------------------------------------------
8-30                                                                  1.9
-------------------------------------------------------------------------
31-90                                                                21.2
-------------------------------------------------------------------------
91-180                                                               11.3
-------------------------------------------------------------------------
181+                                                                  1.5
_________________________________________________________________________
=========================================================================



The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

February 28, 2009
(Unaudited)

GOVERNMENT & AGENCY PORTFOLIO



                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-51.63%

FEDERAL FARM CREDIT BANK (FFCB)-4.93%(A)

  Floating Rate Bonds                                 0.29%     03/17/09    $       75,000    $    75,000,000
-------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                 0.95%     05/19/09           140,000        140,000,000
-------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                 0.51%     08/28/09            40,000         40,000,000
-------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                 1.43%     09/22/09            25,000         25,000,000
-------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                 1.25%     11/12/09           125,000        125,000,000
-------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                 1.10%     11/20/09            50,000         50,000,000
-------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                 0.36%     12/21/09           150,000        148,823,138
-------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                 0.72%     12/21/09            75,000         75,000,000
=============================================================================================================
                                                                                                  678,823,138
=============================================================================================================


FEDERAL HOME LOAN BANK (FHLB)-26.13%

  Unsec. Bonds                                        2.85%     03/04/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.38%     03/10/09            15,000         15,000,570
-------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        3.25%     03/30/09            60,000         60,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        3.24%     04/03/09            70,000         70,005,940
-------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.36%     05/05/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.38%     05/13/09            43,190         43,162,988
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.12%     03/02/09             6,820          6,819,977
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.10%     03/02/09            90,000         89,997,250
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.05%     03/02/09            15,000         14,999,146
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.30%     03/31/09           150,000        149,962,500
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.54%     04/13/09            50,000         49,848,306
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               3.10%     04/13/09            50,000         49,814,861
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.50%     04/14/09           140,000        139,572,222
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               3.00%     04/21/09            75,000         74,681,250
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.39%     04/24/09           120,000        119,929,800
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.24%     04/28/09           150,000        149,942,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.31%     04/30/09            75,000         74,961,250
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.00%     05/04/09            50,000         49,822,222
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.50%     05/11/09            75,000         74,778,125
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.80%     05/13/09            80,800         80,505,080
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.29%     05/21/09           150,000        149,902,125
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.37%     06/09/09            50,000         49,948,611
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.48%     06/19/09            39,380         39,322,243
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.40%     06/22/09           136,291        136,119,879
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.40%     06/29/09            50,000         49,933,333
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.40%     07/08/09            50,000         49,928,333
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.66%     09/10/09            75,000         74,734,625
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK (FHLB)-(CONTINUED)

  Unsec. Disc. Notes(b)                               0.55%     10/09/09    $       50,000    $    49,830,417
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.43%     03/20/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       1.30%     03/26/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.48%     03/27/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       1.47%     04/01/09            75,000         75,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.50%     04/03/09           150,000        149,999,954
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.42%     04/21/09            50,000         49,998,964
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.90%     06/10/09            75,000         75,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.57%     07/07/09           100,000         99,968,395
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       1.37%     11/18/09            75,000         75,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.58%     01/19/10            75,000         75,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.72%     02/04/10           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.86%     02/26/10           125,000        124,983,640
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                1.05%     05/27/09           132,000        132,010,866
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.19%     09/10/09            80,000         80,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                0.39%     12/23/09            50,000         49,950,581
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                0.33%     12/28/09           100,000         99,975,996
=============================================================================================================
                                                                                                3,600,411,449
=============================================================================================================


FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-13.95%

  Sr. Unsec. Disc. Notes(b)                           1.09%     03/02/09           100,000         99,996,972
-------------------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           0.92%     03/03/09           100,000         99,994,889
-------------------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           1.15%     03/06/09            50,000         49,992,014
-------------------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           1.20%     03/18/09            25,000         24,985,833
-------------------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           1.15%     03/24/09            93,000         92,931,671
-------------------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           3.05%     03/30/09            46,964         46,848,612
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.60%     04/13/09            75,000         74,767,083
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.73%     04/21/09            44,820         44,773,649
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.07%     05/05/09            70,000         69,864,764
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.10%     05/06/09            50,000         49,899,167
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.92%     06/01/09            22,145         22,092,935
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.46%     06/09/09           100,000         99,872,222
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.46%     06/15/09            50,000         49,932,278
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.46%     06/19/09           100,000         99,859,444
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.51%     06/23/09            93,500         93,348,998
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.05%     06/23/09            50,000         49,675,417
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.45%     06/30/09            80,000         79,879,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.50%     07/28/09           125,000        124,741,319
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.70%     09/14/09            50,000         49,808,472
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.70%     09/21/09           100,000         99,603,333
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(a)                0.37%     10/08/09            75,000         74,941,987
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(a)                0.36%     12/16/09           100,000         99,707,085
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-(CONTINUED)

  Unsec. Floating Rate Global Notes(a)                1.25%     07/12/10    $      100,000    $   100,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate MTN(a)                         0.45%     09/21/09            74,500         74,476,573
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate MTN(a)                         0.59%     01/08/10            75,000         75,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate MTN(a)                         1.10%     02/09/10            75,000         75,000,000
=============================================================================================================
                                                                                                1,921,993,717
=============================================================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-6.62%

  Sr. Unsec. Disc. Notes(b)                           0.95%     03/11/09            35,000         34,990,764
-------------------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           1.20%     03/16/09           100,000         99,950,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.10%     04/08/09           150,000        149,667,500
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.22%     05/01/09            75,000         74,972,042
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.33%     05/01/09            30,000         29,881,558
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.31%     05/26/09           100,000         99,925,945
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.32%     06/03/09            75,000         74,937,333
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.50%     06/04/09            90,000         89,881,250
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               3.20%     10/07/09            50,000         49,022,222
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.00%     12/03/09           100,000         99,230,556
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(a)                1.24%     07/13/10            60,000         59,971,701
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Notes(a)                       1.27%     10/27/09            50,000         50,000,000
=============================================================================================================
                                                                                                  912,430,871
=============================================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $7,113,659,175)                                                         7,113,659,175
=============================================================================================================


U.S. TREASURY BILLS-0.54%

  U.S. Treasury Bills(b)(Cost $74,891,469)            0.35%     07/30/09            75,000         74,891,469
=============================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-52.17% (Cost $7,188,550,644)                                                      7,188,550,644
=============================================================================================================


                                                                              REPURCHASE
                                                                                AMOUNT

REPURCHASE AGREEMENTS-47.82%(c)

  Banc of America Securities LLC, Agreement dated
     02/27/09, maturing value $500,011,250
     (collateralized by U.S. Government sponsored
     agency obligations valued at $510,000,350;
     0%-6.75%, 04/09/09-01/15/48),                    0.27%     03/02/09       500,011,250        500,000,000
-------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     02/27/09, aggregate maturing value
     $1,898,147,828 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,936,067,768; 0%-5.50%, 03/05/09-
     12/14/22),                                       0.27%     03/02/09     1,088,106,440      1,088,081,958
-------------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Joint agreement
     dated 02/27/09, aggregate maturing value
     $1,000,022,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,020,003,099; 0%-6.63%, 04/03/09-
     11/23/35),                                       0.27%     03/02/09       700,015,750        700,000,000
-------------------------------------------------------------------------------------------------------------
  Deutsche Bank Securities Inc., Agreement dated
     02/27/09, maturing value $1,200,027,000
     (collateralized by U.S. Government sponsored
     agency obligations valued at $1,224,000,503;
     0%-6.50%, 03/02/09-03/06/37),                    0.27%     03/02/09     1,200,027,000      1,200,000,000
-------------------------------------------------------------------------------------------------------------
  HSBC Securities (USA) Inc., Joint agreement
     dated 02/27/09, aggregate maturing value
     $1,000,022,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,020,003,870; 0%-10.70%,
     08/15/09-07/15/37),                              0.27%     03/02/09       900,020,250        900,000,000
-------------------------------------------------------------------------------------------------------------
  Morgan Stanley, Agreement dated 02/27/09,
     maturing value $525,010,063 (collateralized
     by U.S. Government sponsored agency
     obligations valued at $536,147,991; 0%-8.25%,
     03/19/10-04/01/56),                              0.23%     03/02/09       525,010,063        525,000,000
-------------------------------------------------------------------------------------------------------------
  RBC Capital Markets, Agreement dated 02/27/09,
     maturing value $275,006,188 (collateralized
     by U.S. Government sponsored agency
     obligations valued at $280,500,289; 5.60-
     6.12%, 02/01/17-08/24/27),                       0.27%     03/02/09       275,006,188        275,000,000
-------------------------------------------------------------------------------------------------------------
  Societe Generale, Joint agreement dated
     02/27/09, aggregate maturing value
     $1,000,022,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,020,000,666; 0%-7.00%, 03/03/09-
     08/06/38),                                       0.27%     03/02/09       700,015,750        700,000,000
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                    INTEREST    MATURITY      REPURCHASE
                                                      RATE        DATE          AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

  UBS Securities LLC, Joint agreement dated
     02/27/09, aggregate maturing value
     $800,016,667 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $816,002,665; 0%-8.88%, 07/15/18-
     07/15/29),                                       0.25%     03/02/09    $  700,014,584    $   700,000,000
=============================================================================================================
     Total Repurchase Agreements (Cost
       $6,588,081,958)                                                                          6,588,081,958
=============================================================================================================
TOTAL INVESTMENTS-99.99% (Cost $13,776,632,602)(d)                                             13,776,632,602
=============================================================================================================
OTHER ASSETS LESS LIABILITIES-0.01%                                                                 1,128,787
=============================================================================================================
NET ASSETS-100.00%                                                                            $13,777,761,389
_____________________________________________________________________________________________________________
=============================================================================================================




Investment Abbreviations:

Disc.   - Discounted
MTN     - Medium-Term Notes
Sr.     - Senior
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2009.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)  Principal amount equals value at period end. See Note 1K.
(d)  Also represents cost for federal income tax purposes.

FUND COMPOSITION BY MATURITY

In days, as of 2/28/09



-------------------------------------------------------------------------
1-7                                                                  66.9%
-------------------------------------------------------------------------
8-30                                                                  4.5
-------------------------------------------------------------------------
31-90                                                                16.9
-------------------------------------------------------------------------
91-180                                                                8.6
-------------------------------------------------------------------------
181+                                                                  3.1
_________________________________________________________________________
=========================================================================



The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

February 28, 2009
(Unaudited)

GOVERNMENT TAXADVANTAGE PORTFOLIO



                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-99.97%

FEDERAL FARM CREDIT BANK (FFCB)-24.46%(A)

  Floating Rate Bonds                                  0.29%     03/17/09     $45,000     $ 44,997,480
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                  0.95%     05/19/09      10,000       10,000,000
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                  1.43%     09/22/09       5,000        5,000,000
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                  1.25%     11/12/09      10,000       10,000,000
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                  0.32%     12/28/09      15,000       14,959,655
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                  0.42%     08/04/10       5,000        4,981,325
======================================================================================================
                                                                                            89,938,460
======================================================================================================


FEDERAL HOME LOAN BANK (FHLB)-75.51%

  Unsec. Bonds                                         2.85%     03/04/09      10,000       10,000,000
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.12%     03/02/09      28,180       28,179,906
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.17%     03/02/09       2,325        2,324,989
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.22%     03/02/09       8,925        8,924,945
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.25%     03/03/09      14,975       14,974,792
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.25%     03/06/09       7,250        7,249,748
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.22%     03/09/09      15,000       14,999,267
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.23%     03/12/09      13,070       13,069,081
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                1.20%     03/13/09       3,000        2,998,800
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.28%     03/17/09       5,000        4,999,378
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.28%     03/20/09      15,000       14,997,783
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.33%     03/30/09       1,750        1,749,535
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.31%     04/06/09       5,000        4,998,450
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.38%     04/07/09      11,900       11,895,414
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.35%     04/13/09       7,500        7,496,865
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.32%     04/17/09      10,000        9,995,822
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.39%     04/24/09       7,000        6,995,905
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.24%     04/28/09       5,000        4,998,067
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.40%     04/28/09       3,500        3,497,744
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.75%     04/30/09      15,000       14,981,250
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.38%     05/04/09       3,700        3,697,500
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.39%     05/06/09       7,000        6,994,995
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.41%     05/06/09       4,500        4,496,618
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.29%     05/28/09       5,000        4,996,456
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.50%     06/15/09       4,015        4,009,089
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.50%     06/19/09       3,200        3,195,111
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.50%     07/01/09       6,583        6,571,845
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                        0.57%     07/07/09       5,000        4,998,420
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                        0.58%     01/19/10       5,000        5,000,000
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                        0.72%     02/04/10      15,000       15,000,000
------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK (FHLB)-(CONTINUED)

  Unsec. Floating Rate Global Bonds(a)                 0.40%     08/21/09     $ 5,000     $  4,996,986
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                 0.41%     08/27/09       4,400        4,398,910
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                 2.19%     09/10/09      10,000       10,000,000
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                 0.33%     12/28/09      10,000        9,997,600
======================================================================================================
                                                                                           277,681,271
======================================================================================================
TOTAL INVESTMENTS(c)-99.97% (Cost $367,619,731)                                            367,619,731
======================================================================================================
OTHER ASSETS LESS LIABILITIES-0.03%                                                             95,239
======================================================================================================
NET ASSETS-100.00%                                                                        $367,714,970
______________________________________________________________________________________________________
======================================================================================================




Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2009.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)   Also represents cost for federal income tax purposes.

FUND COMPOSITION BY MATURITY

In days, as of 2/28/09



-------------------------------------------------------------------------
1-7                                                                  54.9%
-------------------------------------------------------------------------
8-30                                                                 17.8
-------------------------------------------------------------------------
31-90                                                                23.6
-------------------------------------------------------------------------
91-180                                                                3.7
-------------------------------------------------------------------------
181+                                                                   --
_________________________________________________________________________
=========================================================================



The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

February 28, 2009
(Unaudited)

TAX-FREE CASH RESERVE PORTFOLIO



                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-99.52%

ALABAMA-0.22%

  Gardendale (City of) (Ascot Place Apartments);
     Series 2002 A, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                      0.68%     10/01/32     $ 2,112     $    2,112,000
--------------------------------------------------------------------------------------------------------
  Gardendale (City of) (Forest Ridge Apartments);
     Series 2002 B, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                      0.68%     10/01/32       3,783          3,783,000
========================================================================================================
                                                                                               5,895,000
========================================================================================================


ALASKA-0.16%

  Wachovia MERLOTs (Alaska (State of) Housing
     Finance Corp.); Series 1999 D, VRD
     RB(a)(b)(c)                                       2.15%     06/01/49       4,200          4,200,000
========================================================================================================


ARIZONA-1.11%

  Casa Grande (City of) Industrial Development
     Authority (Center Park Apartments); Series
     2001 A, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.66%     06/15/31       2,010          2,010,000
--------------------------------------------------------------------------------------------------------
  Casa Grande (City of) Industrial Development
     Authority (Quail Gardens Apartments); Series
     2001 A, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.66%     06/15/31       1,885          1,885,000
--------------------------------------------------------------------------------------------------------
  Maricopa (County of) Industrial Development
     Authority (Gran Victoria Housing, LLC);
     Series 2000 A, VRD MFH RB (CEP-Federal
     National Mortgage Association)(a)                 0.62%     04/15/30       4,575          4,575,000
--------------------------------------------------------------------------------------------------------
  Phoenix (City of) Industrial Development
     Authority (Del Mar Terrace Apartments);
     Series 1999 A, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                      0.62%     10/01/29       9,300          9,300,000
--------------------------------------------------------------------------------------------------------
  Phoenix (City of) Industrial Development
     Authority (Lynwood Apartments); Series 1994,
     Ref. VRD MFH RB (CEP-Federal Home Loan Bank
     of San Francisco)(a)                              0.68%     10/01/25       5,305          5,305,000
--------------------------------------------------------------------------------------------------------
  Tucson (City of) Industrial Development
     Authority (La Entrada Apartments); Series
     2001, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.62%     07/15/31       1,750          1,750,000
--------------------------------------------------------------------------------------------------------
  Yavapai (County of) Industrial Development
     Authority (Northern Arizona Healthcare
     System); Series 2008 B, Hospital RB
     (LOC-Banco Bilbao Vizcaya Argentaria,
     S.A.)(a)(d)(e)                                    0.58%     12/01/39       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  Yuma (City of) Industrial Development Authority
     (El Encanto Apartments); Series 2003, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.65%     04/15/33       1,575          1,575,000
========================================================================================================
                                                                                              29,400,000
========================================================================================================


COLORADO-3.61%

  Adams (County of) (Hunters Cove); Series 1985 A,
     VRD MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(a)(c)                                      0.65%     01/15/14       5,950          5,950,000
--------------------------------------------------------------------------------------------------------
  Arista Metropolitan District (Broomfield Event
     Center Parking); Sr. Series 2006 A, Special
     Limited RB (LOC-Compass Bank)(a)(d)               0.62%     12/01/30       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Bethany Lutheran
     School); Series 2008, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.57%     11/01/38       3,650          3,650,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Lutheran Church
     Extension Fund-Missouri Synod Loan Program);
     Series 2008, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.75%     05/15/38       7,300          7,300,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Southeastern Baptist
     Theological Seminary); Series 2005, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     03/01/25       7,920          7,920,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (The Presentation
     School, Inc.); Series 2006, VRD RB (LOC-U.S.
     Bank, N.A.)(a)(d)                                 0.57%     12/01/36       7,250          7,250,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Trinity School of
     Durham and Chapel Hill); Series 2006, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     09/01/26       3,100          3,100,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Wesleyan Christian
     Academy); Series 2007, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.68%     05/01/32       8,145          8,145,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Arapahoe House); Series 2004 A, VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.74%     04/01/24       1,200          1,200,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

  Colorado (State of) Health Facilities Authority
     (Bethesda Living Centers); Series 1999, VRD
     RB (LOC-Bank of America, N.A.)(a)(d)              0.57%     08/15/30     $ 7,650     $    7,650,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Covenant Retirement Communities, Inc.);
     Series 1999 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.57%     12/01/29       2,620          2,620,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Crossroads); Series 2003 A, VRD RB (LOC-U.S.
     Bank, N.A.)(a)(d)                                 0.67%     11/01/28       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (The Evangelical Lutheran Good Samaritan
     Society); Series 2008, Ref. VRD RB (LOC-U.S.
     Bank, N.A.)(a)(d)                                 0.62%     06/01/15       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Cornerstar Metropolitan District; Series 2007,
     VRD Special RB (LOC-Compass Bank)(a)(d)           0.67%     12/01/37       9,200          9,200,000
--------------------------------------------------------------------------------------------------------
  Eaglebend Affordable Housing Corp.; Series 2006
     A, Ref. VRD MFH RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.67%     07/01/21       4,880          4,880,000
--------------------------------------------------------------------------------------------------------
  Lowry Economic Redevelopment Authority; Series
     2008 A, Ref. VRD RB (LOC-Compass Bank)(a)(d)      0.62%     12/01/20       4,890          4,890,000
--------------------------------------------------------------------------------------------------------
  Meridian Ranch Metropolitan District; Series
     2009, Ref. VRD Limited Tax GO (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.67%     12/01/38       2,135          2,135,000
--------------------------------------------------------------------------------------------------------
  Pueblo (County of) (El Pueblo Boys' and Girls'
     Ranch, Inc.); Series 2003, VRD RB (LOC-U.S.
     Bank, N.A.)(a)(d)                                 0.67%     12/01/23       1,225          1,225,000
--------------------------------------------------------------------------------------------------------
  Triview Metropolitan District; Series 2006 A,
     Ref. VRD Improvement Unlimited Tax GO
     (LOC-Compass Bank)(a)(d)                          0.67%     11/01/23       5,640          5,640,000
========================================================================================================
                                                                                              95,255,000
========================================================================================================


CONNECTICUT-0.25%

  Connecticut (Sate of) Health & Educational
     Facilities Authority (The Hospital of Central
     Connecticut); Series 2008 A, VRD RB (LOC-Bank
     of America, N.A.)(a)(d)                           0.55%     07/01/24       5,490          5,490,000
--------------------------------------------------------------------------------------------------------
  Connecticut (State of) Health & Educational
     Facilities Authority (Trinity College);
     Series 2008 L, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(d)                                 0.55%     07/01/34       1,000          1,000,000
========================================================================================================
                                                                                               6,490,000
========================================================================================================


DELAWARE-0.26%

  Delaware (State of) Economic Development
     Authority (Archmere Academy, Inc.); Series
     2006, VRD RB (LOC-PNC Bank, N.A.)(a)(d)           0.61%     07/01/36       2,300          2,300,000
--------------------------------------------------------------------------------------------------------
  Delaware (State of) Economic Development
     Authority (Peninsula United Methodist Homes,
     Inc.); Series 2007 A, VRD RB (LOC-PNC Bank,
     N.A.)(a)(d)                                       0.55%     05/15/37       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Kent (County of) (The Charter School, Inc.);
     Series 2002, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.68%     11/01/22       3,665          3,665,000
========================================================================================================
                                                                                               6,965,000
========================================================================================================


DISTRICT OF COLUMBIA-0.85%

  District of Columbia (Hogar Hispano, Inc.);
     Series 2005, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.65%     03/01/30      12,205         12,205,000
--------------------------------------------------------------------------------------------------------
  District of Columbia (Institute for
     International Economics); Series 2000, VRD RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     06/01/25       1,740          1,740,000
--------------------------------------------------------------------------------------------------------
  District of Columbia (Progressive Life Center,
     Inc.); Series 2008 A, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.68%     01/01/33       3,695          3,695,000
--------------------------------------------------------------------------------------------------------
  District of Columbia (Washington Center for
     Internships and Academic Seminars); Series
     2009, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.68%     02/01/48       4,700          4,700,000
========================================================================================================
                                                                                              22,340,000
========================================================================================================


FLORIDA-9.09%

  Alachua (County of) Health Facilities Authority
     (Oak Hammock at the University of Florida);
     Series 2002 A, VRD Continuing Care Retirement
     Community RB (LOC-Lloyds TSB Bank
     PLC)(a)(d)(e)                                     0.65%     10/01/32       3,200          3,200,000
--------------------------------------------------------------------------------------------------------
  Brevard (County of) Health Facilities Authority
     (Wuesthoff Health Systems, Inc.); Series
     2004, VRD RB (LOC-SunTrust Bank)(a)(d)            0.62%     01/01/34      10,300         10,300,000
--------------------------------------------------------------------------------------------------------
  Broward (County of) Housing Finance Authority
     (Reflections Apartments); Series 1999, Ref.
     VRD MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(a)                                         0.62%     12/01/29       4,405          4,405,000
--------------------------------------------------------------------------------------------------------
  Collier (County of) Health Facilities Authority
     (The Moorings, Inc.); Series 2000, VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.61%     12/01/24       6,000          6,000,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

  Duval (County of) Housing Finance Authority (The
     Glades Apartments); Series 2002, Ref. VRD MFH
     Mortgage RB (CEP-Federal Home Loan Mortgage
     Corp.)(a)                                         0.62%     10/01/32     $ 1,850     $    1,850,000
--------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (South Florida Water
     Management District); Series 2006-0136 A, VRD
     COP(a)(b)(c)                                      1.07%     10/01/36      19,730         19,730,000
--------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Agency
     (Lakeside South); Series 1985 B, VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     08/01/11       1,200          1,200,000
--------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Corp.
     (Tuscany Pointe Apartments); Series 2005 D,
     Ref. VRD MFH Mortgage RB (CEP-Federal
     National Mortgage Association)(a)                 0.62%     11/15/35       7,090          7,090,000
--------------------------------------------------------------------------------------------------------
  Florida Gulf Coast University Financing Corp.
     (Housing); Series 2005 A, VRD Capital
     Improvement RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.55%     02/01/35       1,360          1,360,000
--------------------------------------------------------------------------------------------------------
  Florida Gulf Coast University Financing Corp.
     (Parking); Series 2005 B, VRD Capital
     Improvement RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.55%     02/01/35       4,715          4,715,000
--------------------------------------------------------------------------------------------------------
  Gainesville (City of); Series 2007 A, VRD
     Utilities System RB(a)                            0.83%     10/01/36      28,155         28,155,000
--------------------------------------------------------------------------------------------------------
  Highlands (County of) Health Facilities
     Authority (Adventist Health System/Sunbelt
     Obligated Group);
     Series 2003 A, VRD Hospital RB (LOC-SunTrust
     Bank)(a)(d)                                       0.73%     11/15/32       6,350          6,350,000
--------------------------------------------------------------------------------------------------------
     Series 2003 B, VRD Hospital RB (LOC-SunTrust
     Bank)(a)(d)                                       0.65%     11/15/12       2,850          2,850,000
--------------------------------------------------------------------------------------------------------
     Series 2004 A, VRD Hospital RB (LOC-SunTrust
     Bank)(a)(d)                                       0.62%     11/15/34       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
     Series 2005 F, VRD Hospital RB (LOC-SunTrust
     Bank)(a)(d)                                       0.62%     11/15/35       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
     Series 2006 B-2, Ref. VRD Hospital RB
     (LOC-SunTrust Bank)(a)(d)                         0.68%     11/15/30       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
     Series 2006 B-3, Ref. VRD Hospital RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     11/15/31       4,900          4,900,000
--------------------------------------------------------------------------------------------------------
  Jacksonville (City of) Health Facilities
     Authority (University of Florida Jacksonville
     Physicians, Inc.); Series 2002, VRD RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.70%     06/01/22       4,065          4,065,000
--------------------------------------------------------------------------------------------------------
  Jacksonville (City of) Housing Finance Authority
     (St. Augustine Apartments); Series 2006, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     07/15/33       3,830          3,830,000
--------------------------------------------------------------------------------------------------------
  JEA; Series 2004 A, VRD District Energy System
     RB (LOC-State Street Bank & Trust Co.)(a)(d)      0.63%     10/01/34       9,490          9,490,000
--------------------------------------------------------------------------------------------------------
  Marion (County of) Housing Finance Authority
     (Paddock Park Apartments); Series 2002, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     10/15/32       1,025          1,025,000
--------------------------------------------------------------------------------------------------------
  Miami-Dade (County of) Educational Facilities
     Authority (Carlos Albizu University); Series
     2000, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.70%     12/01/25       1,200          1,200,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Health Facilities Authority
     (Adventist Health System/Sunbelt Inc.);
     Series 1992, VRD RB (LOC-SunTrust Bank)(a)(d)     0.73%     11/15/14       1,405          1,405,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Health Facilities Authority
     (Orlando Regional Healthcare System); Series
     2008 F, VRD Hospital RB (LOC-SunTrust
     Bank)(a)(d)                                       0.75%     10/01/26       5,800          5,800,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Health Facilities Authority
     (Presbyterian Retirement Communities); Series
     2006 A, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.68%     11/01/28       7,600          7,600,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Housing Finance Authority
     (Palm Key Apartments); Series 1997 C, Ref.
     VRD MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(a)                                         0.62%     07/01/32       7,525          7,525,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Christian Prison Ministry, Inc.);
     Series 2005, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(d)                                  0.68%     11/01/30       5,310          5,310,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Independent Blood and Tissue
     Services of Florida, Inc.); Series 2002, VRD
     RB (LOC-SunTrust Bank)(a)(d)                      0.62%     10/01/27       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Palm Beach (County of) (Pine Crest Preparatory
     School, Inc.);
     Series 2008, Ref. VRD RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.65%     06/01/37      10,000         10,000,000
--------------------------------------------------------------------------------------------------------
     Series 2008, Ref. VRD RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.65%     06/01/38      15,000         15,000,000
--------------------------------------------------------------------------------------------------------
  Palm Beach (County of) Health Facilities
     Authority (Jupiter Medical Center, Inc.);
     Series 1999 B, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(c)(d)                                    0.68%     08/01/20       2,430          2,430,000
--------------------------------------------------------------------------------------------------------
  Palm Beach (County of) Housing Finance Authority
     (Emerald Bay Club Apartments); Series 2004,
     Ref. VRD MFH RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.60%     06/01/30       4,500          4,500,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

  Pinellas (County of) Health Facilities Authority
     (Mease Manor, Inc.); Series 1995 A, VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.68%     11/01/15     $ 3,415     $    3,415,000
--------------------------------------------------------------------------------------------------------
  Pinellas (County of) Industrial Development
     Authority (Neighborly Care Network, Inc.);
     Series 2008, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(d)                                  0.68%     08/01/28       2,900          2,900,000
--------------------------------------------------------------------------------------------------------
  St. Johns (County of) Industrial Development
     Authority (Flagler Hospital, Inc.); Series
     1996 A, VRD Hospital RB (LOC-SunTrust
     Bank)(a)(d)                                       0.62%     12/15/26       9,700          9,700,000
--------------------------------------------------------------------------------------------------------
  St. Petersburg (City of) Health Facilities
     Authority (Presbyterian Retirement
     Communities); Series 2009, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.68%     11/01/39       3,400          3,400,000
--------------------------------------------------------------------------------------------------------
  Tampa (City of) (Academy of the Holy Names of
     Florida, Inc.); Series 2001, VRD Educational
     Facilities RB (LOC-SunTrust Bank)(a)(d)           0.62%     03/01/22       1,975          1,975,000
--------------------------------------------------------------------------------------------------------
  Tampa (City of) (CHF-Tampa, LLC for The
     University of Tampa); Series 2005 A, VRD RB
     (LOC-Royal Bank of Canada)(a)(d)(e)               0.60%     10/01/37       2,345          2,345,000
--------------------------------------------------------------------------------------------------------
  Tampa (City of) (Tampa Preparatory School,
     Inc.); Series 2000, VRD RB (LOC-SunTrust
     Bank)(a)(d)                                       0.62%     11/01/25       5,160          5,160,000
--------------------------------------------------------------------------------------------------------
  Volusia (County of) Housing Finance Authority
     (The Anatole Apartments); Series 2002, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     10/15/32       1,400          1,400,000
--------------------------------------------------------------------------------------------------------
  West Orange Healthcare District; Series 1999 B,
     VRD RB (LOC-SunTrust Bank)(a)(d)                  0.74%     02/01/22      12,200         12,200,000
========================================================================================================
                                                                                             239,780,000
========================================================================================================


GEORGIA-4.48%

  Atlanta (City of); Series 1999 A, Water &
     Wastewater RB(f)(g)(h)                            5.00%     05/01/09       1,000          1,014,699
--------------------------------------------------------------------------------------------------------
  Augusta (City of) Housing Authority (Westbury
     Creek Apartments); Series 2003 A, Ref. VRD
     MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     05/15/33       1,895          1,895,000
--------------------------------------------------------------------------------------------------------
  Bibb (County of) Development Authority (First
     Presbyterian Day School, Inc.); Series 1999,
     VRD RB (LOC-SunTrust Bank)(a)(d)                  0.62%     05/01/19       5,045          5,045,000
--------------------------------------------------------------------------------------------------------
  Cobb (County of) Development Authority
     (Institute of Nuclear Power Operations);
     Series 1998, VRD RB (LOC-SunTrust
     Bank)(a)(c)(d)                                    0.62%     02/01/13       1,100          1,100,000
--------------------------------------------------------------------------------------------------------
  Cobb (County of) Development Authority (YMCA of
     Cobb County, Georgia, Inc.); Series 1998, VRD
     RB (LOC-SunTrust Bank)(a)(c)(d)                   0.68%     06/01/19       5,200          5,200,000
--------------------------------------------------------------------------------------------------------
  Cobb (County of) Hospital Authority (Equipment
     Pool); Series 2006, VRD RAC (LOC-SunTrust
     Bank)(a)(d)                                       0.67%     04/01/36       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Cobb (County of) Housing Authority (Post
     Apartment Homes, L.P.); Series 1995, VRD MFH
     RB (CEP-Federal National Mortgage
     Association)(a)                                   0.67%     06/01/25       1,025          1,025,000
--------------------------------------------------------------------------------------------------------
  DeKalb (County of) Development Authority (A.G.
     Rhodes Home at Wesley Woods, Inc.); Series
     1996, VRD IDR (LOC-SunTrust Bank)(a)(c)(d)        0.87%     03/01/21       1,055          1,055,000
--------------------------------------------------------------------------------------------------------
  DeKalb (County of) Development Authority
     (Catholic School Properties, Inc.); Series
     1999, VRD Educational Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(c)(d)             0.68%     04/01/24       2,275          2,275,000
--------------------------------------------------------------------------------------------------------
  DeKalb (County of) Housing Authority (Clairmont
     Crest); Series 1995, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.58%     06/15/25       4,740          4,740,000
--------------------------------------------------------------------------------------------------------
  DeKalb Private Hospital Authority (Egleston
     Childrens Health Care System); Series 1995 A,
     VRD RAC (LOC-SunTrust Bank)(a)(d)                 0.62%     12/01/17       1,500          1,500,000
--------------------------------------------------------------------------------------------------------
  DeKalb, Newton, & Gwinett (Counties of) Joint
     Development Authority (GGC Real Estate
     Parking I, LLC); Series 2007, VRD Increment
     Draw RB (LOC-Wells Fargo Bank, N.A.)(a)(d)        0.63%     06/01/32       5,385          5,385,000
--------------------------------------------------------------------------------------------------------
  Fayette (County of) Development Authority
     (Catholic Education of North Georgia, Inc.);
     Series 2002, VRD Educational Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.68%     04/01/28       2,760          2,760,000
--------------------------------------------------------------------------------------------------------
  Forsyth (County of) Development Authority
     (Pinecrest Academy Inc.); Series 2000, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     09/01/25       9,390          9,390,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Bridgeway Foundation for Education, Inc.);
     Series 2000, VRD Educational Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.68%     06/01/15       1,780          1,780,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (King's
     Ridge Christian School); Series 2006, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     05/01/26       7,000          7,000,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

  Fulton (County of) Development Authority (Mount
     Vernon Presbyterian School, Inc.); Series
     2005, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.68%     08/01/35     $ 4,300     $    4,300,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Shepherd Center, Inc.); Series 2005, VRD RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     09/01/35       1,100          1,100,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Southside Medical Center, Inc.); Series
     2002, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.68%     06/01/17       4,005          4,005,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (The
     Atlanta Academy, Inc.); Series 2008, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     04/01/33       4,700          4,700,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Trinity School, Inc.); Series 2000, VRD RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     06/01/25       2,000          2,000,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Woodward Academy, Inc.); Series 2008, VRD RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     12/01/33       1,150          1,150,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (YMCA
     of Metropolitan Atlanta, Inc.); Series 1995,
     VRD RB (LOC-SunTrust Bank)(a)(d)                  0.68%     06/01/20       3,890          3,890,000
--------------------------------------------------------------------------------------------------------
  Glynn (County of) School District; Series 2007,
     Unlimited Sales Tax GO                            5.00%     11/01/09       1,945          2,003,525
--------------------------------------------------------------------------------------------------------
  Gwinnett (County of) Development Authority
     (Greater Atlanta Christian Schools, Inc.);
     Series 2002, VRD RB (LOC-SunTrust Bank)(a)(d)     0.62%     05/01/22       2,750          2,750,000
--------------------------------------------------------------------------------------------------------
  Gwinnett (County of) Housing Authority (The
     Greens Apartments); Series 1995, Ref. VRD MFH
     RB (CEP-Federal National Mortgage
     Association)(a)                                   0.67%     06/15/25       3,600          3,600,000
--------------------------------------------------------------------------------------------------------
  Oconee (County of) Industrial Development
     Authority (Athens Academy, Inc.); Series
     2003, VRD RB (LOC-SunTrust Bank)(a)(d)            0.62%     05/01/23       1,080          1,080,000
--------------------------------------------------------------------------------------------------------
  Richmond (County of) Hospital Authority
     (University Health Services, Inc.); Series
     2008, VRD RAC (LOC-SunTrust Bank)(a)(d)           0.62%     01/01/36      16,000         16,000,000
--------------------------------------------------------------------------------------------------------
  Roswell (City of) Housing Authority (Chambrel at
     Roswell); Series 2002, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.65%     11/15/32       3,920          3,920,000
--------------------------------------------------------------------------------------------------------
  Savannah (City of) Economic Development
     Authority (The Savannah Country Day School,
     Inc.); Series 2007, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.68%     05/01/32       5,400          5,400,000
--------------------------------------------------------------------------------------------------------
  Smyrna (City of) Hospital Authority (Ridgeview
     Institute Inc.); Series 2002, VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.68%     11/01/27       1,660          1,660,000
--------------------------------------------------------------------------------------------------------
  Smyrna (City of) Housing Authority (F&M
     Villages); Series 1997, VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.67%     06/01/25         950            950,000
--------------------------------------------------------------------------------------------------------
  Smyrna (City of) Housing Authority (The Gardens
     of Post Village); Series 1996, VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.67%     06/01/25       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  Thomasville (City of) Hospital Authority (John
     D. Archbold Memorial Hospital, Inc.); Series
     2003, VRD RAC (LOC-SunTrust Bank)(a)(d)           0.62%     11/01/23       1,030          1,030,000
========================================================================================================
                                                                                             118,203,224
========================================================================================================


IDAHO-1.30%

  Custer (County of) (Standard Oil Co.); Series
     1983, PCR(e)                                      3.00%     10/01/09      20,500         20,500,000
--------------------------------------------------------------------------------------------------------
  Idaho (State of) Housing & Finance Association
     (Hidden Springs Charter School, Inc.); Series
     2007, VRD Nonprofit Facilities RB (LOC-Bank
     of America, N.A.)(a)(d)                           0.65%     03/01/37       3,730          3,730,000
--------------------------------------------------------------------------------------------------------
  Idaho (State of); Series 2008, Unlimited Tax TAN
     GO                                                3.00%     06/30/09      10,000         10,041,685
========================================================================================================
                                                                                              34,271,685
========================================================================================================


ILLINOIS-8.84%

  Aurora (City of) Kane, DuPage, Will & Kendall
     (Counties of) (Aurora University); Series
     2004, VRD Economic Development RB (LOC-Harris
     N.A.)(a)(d)                                       0.62%     03/01/35       7,450          7,450,000
--------------------------------------------------------------------------------------------------------
  Channahon (Village of) (Morris Hospital); Series
     2003 D, VRD RB (LOC-U.S. Bank, N.A.)(a)(d)        0.57%     12/01/32       2,775          2,775,000
--------------------------------------------------------------------------------------------------------
  Chicago (City of); Series 2008 C-1, Ref. VRD
     Second Lien Wastewater Transmission RB
     (LOC-Harris N.A.)(a)(d)                           0.65%     01/01/39       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Regional Transportation
     Authority); Series 2000-1303 A, VRD
     COP(a)(b)(c)                                      1.07%     07/01/23      16,000         16,000,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

  Elgin (City of) (Judson College); Series 2006,
     VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)      0.63%     06/01/36     $ 2,945     $    2,945,000
--------------------------------------------------------------------------------------------------------
  Glendale Heights (Village of) (Glendale Lakes);
     Series 2000, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                      0.66%     03/01/30      14,845         14,845,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Institute of Gas Technology);
     Series 1999, VRD IDR (LOC-Harris N.A.)(a)(d)      0.62%     09/01/24       1,700          1,700,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Little City Foundation); Series
     1994, VRD Special Facility RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.71%     02/01/19       4,290          4,290,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Providence-St. Mel School); Series
     2002, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.63%     06/01/37       2,525          2,525,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Radiological Society of North
     America, Inc.); Series 1997, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(c)(d)          0.63%     06/01/17         810            810,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (St. Ignatius College Prep.);
     Series 2002, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.71%     06/01/32       1,500          1,500,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Uhlich Children's Home); Series
     2002, VRD IDR (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.63%     10/01/33       1,525          1,525,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Village of Oak Park Residence
     Corp.); Series 2001, VRD RB (LOC-Bank of
     America, N.A.)(a)(c)(d)                           0.65%     07/01/41       3,500          3,500,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (West Central Illinois Educational
     Telecommunications Corp.); Series 2002, VRD
     RB (LOC-Bank of America, N.A.)(a)(d)              0.69%     09/01/32       3,460          3,460,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Museum of Science & Industry);
     Series 1992, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.63%     10/01/26      14,600         14,600,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Saint Xavier University); Series
     2002 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.65%     10/01/32       3,770          3,770,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Advocate
     Health Care Network);
     Series 2008 A-1, VRD RB(a)                        0.65%     11/01/30       9,465          9,465,000
--------------------------------------------------------------------------------------------------------
     Series 2008 A-2, VRD RB(a)                        0.75%     11/01/30      15,735         15,735,000
--------------------------------------------------------------------------------------------------------
     Series 2008 A-3, VRD RB(a)                        1.90%     11/01/30       5,685          5,685,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Beloit
     Memorial Hospital, Inc.); Series 2006 A, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)          0.68%     04/01/36       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Dominican
     University); Series 2006, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.63%     03/01/36       1,200          1,200,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Jewish
     Charities Revenue Anticipation Note Program);
     Series 2008-2009 A, VRD RN (LOC-Harris
     N.A.)(a)(c)(d)                                    0.62%     06/30/09       9,430          9,430,000
--------------------------------------------------------------------------------------------------------
     Series 2008-2009 B, VRD RN (LOC-Harris
     N.A.)(a)(c)(d)                                    0.62%     06/30/09       8,265          8,265,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Joan W. &
     Irving B. Harris Theater for Music and
     Dance); Series 2005, VRD RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.71%     03/01/40       2,800          2,800,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Latin
     School of Chicago); Series 2005 A, Ref. VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)          0.63%     08/01/28       3,335          3,335,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Loyola
     University of Chicago Financing Program);
     Series 2008, Commercial Paper RN
     (LOC-JPMorgan Chase Bank, N.A.)(d)                1.50%     05/05/09      18,000         18,000,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (Northwestern University); Series 2008 B, VRD
     RB(a)                                             0.60%     12/01/46      15,000         15,000,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (Sedgebrook, Inc. Facility); Series 2007 B,
     VRD RB (LOC-Lloyds TSB Bank PLC)(a)(d)(e)         0.57%     11/01/42      12,850         12,850,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (The Cradle Society); Series 1998, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.63%     04/01/33       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Memorial Medical Center); Series 1985 C, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)          0.65%     01/01/16       4,530          4,530,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Peace Memorial Ministries); Series 2003 B,
     VRD RB (LOC-Bank of America, N.A.)(a)(d)          0.67%     08/15/33       9,155          9,155,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

  Illinois (State of) Health Facilities Authority
     (Revolving Fund Pooled Financing Program);
     Series 1985 D, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(d)                                 0.63%     08/01/15     $ 4,050     $    4,050,000
--------------------------------------------------------------------------------------------------------
  Naperville (City of) (DuPage Children's Museum);
     Series 2000, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.63%     06/01/30       4,400          4,400,000
--------------------------------------------------------------------------------------------------------
  Rochelle (City of) (Rochelle Community
     Hospital); Series 2004, VRD Hospital Facility
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)          0.63%     08/01/34       2,930          2,930,000
--------------------------------------------------------------------------------------------------------
  University of Illinois Board of Trustees (UIC
     South Campus Development); Series 2008, Ref.
     VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)      0.63%     01/15/22       9,500          9,500,000
--------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Chicago (City of)); Series
     2004 B-24, Ref. VRD Unlimited Tax GO(a)(b)(c)     1.15%     01/01/25      10,185         10,185,000
========================================================================================================
                                                                                             233,210,000
========================================================================================================


INDIANA-1.96%

  Fort Wayne (City of) (University of Saint
     Francis); Series 2008, VRD Economic
     Development RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.61%     08/01/28       1,800          1,800,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Indianapolis Museum of Art, Inc.); Series
     2004, VRD Educational Facilities RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.63%     02/01/39       6,400          6,400,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Educational Facilities
     Authority (Marian College); Series 2003, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)          0.63%     04/01/24       3,655          3,655,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Educational Facilities
     Authority (Wabash College); Series 2003, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)          0.66%     12/01/23       3,850          3,850,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Finance Authority (Floyd
     Memorial Hospital and Health Services);
     Series 2008, Ref. VRD RB (LOC-Branch Banking
     & Trust Co.)(a)(d)                                0.65%     03/01/36       4,700          4,700,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Clark Memorial Hospital); Series
     2004 A, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.63%     04/01/24       6,400          6,400,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Community Hospitals);
     Series 1997 A, VRD Hospital RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(d)                           0.63%     07/01/27       6,000          6,000,000
--------------------------------------------------------------------------------------------------------
     Series 2000 A, VRD Hospital RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.65%     07/01/28       2,300          2,300,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Sisters of St. Francis Health
     Services, Inc.); Series 1999 A, Hospital
     RB(f)(g)(h)                                       5.15%     05/01/09       4,500          4,567,648
--------------------------------------------------------------------------------------------------------
  Indianapolis (City of) Local Public Improvement
     Bond Bank; Series 2009 C, RN                      0.78%     01/15/10       6,050          6,050,000
--------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Indiana University (Trustees
     of)); Series 2008-2494, VRD Consolidated
     RB(a)(b)(c)                                       0.60%     12/15/15       1,490          1,490,000
--------------------------------------------------------------------------------------------------------
  Purdue University (Trustees of) (Purdue
     University Student Facilities System); Series
     2003 A, RB                                        5.25%     07/01/09       4,360          4,412,042
========================================================================================================
                                                                                              51,624,690
========================================================================================================


IOWA-0.33%

  Iowa (State of) Finance Authority (Cedarwood
     Hills Apartments); Series 2001 A, VRD MFH RB
     (CEP-Federal Home Loan Mortgage Corp.)(a)         0.62%     05/01/31       2,000          2,000,000
--------------------------------------------------------------------------------------------------------
  Iowa (State of) Finance Authority (Morningside
     College); Series 2002, VRD Private College
     Facility RB (LOC-U.S. Bank, N.A.)(a)(d)           0.67%     10/01/32       1,225          1,225,000
--------------------------------------------------------------------------------------------------------
  Iowa (State of) Higher Education Loan Authority
     (Luther College); Series 2008, VRD Private
     Facility RB (LOC-Harris N.A.)(a)(d)               0.57%     12/01/38       5,500          5,500,000
========================================================================================================
                                                                                               8,725,000
========================================================================================================


KANSAS-0.28%

  Olathe (City of) (YMCA of Greater Kansas City);
     Series 2002 B, VRD Recreational Facilities RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.70%     11/01/18       2,235          2,235,000
--------------------------------------------------------------------------------------------------------
  Shawnee (City of) (Shawnee Village Associates);
     Series 1984, VRD IDR (LOC-JPMorgan Chase
     Bank, N.A.)(a)(d)                                 0.68%     12/01/09       5,045          5,045,000
========================================================================================================
                                                                                               7,280,000
========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
KENTUCKY-1.53%

  Kentucky (State of) Economic Development Finance
     Authority (Baptist Healthcare System, Inc.
     Obligated Group); Series 2009 B-4, VRD
     Hospital RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.62%     08/15/38     $ 9,000     $    9,000,000
--------------------------------------------------------------------------------------------------------
  Kentucky (State of) Rural Water Finance Corp.;
     Series 2009 B-1, Public Construction RN           2.00%     03/01/10       8,500          8,567,699
--------------------------------------------------------------------------------------------------------
  Morehead (City of) (Kentucky League of Cities
     Funding Trust); Series 2004 A, VRD Lease
     Program RB (LOC-U.S. Bank, N.A.)(a)(d)            0.60%     06/01/34       1,102          1,101,500
--------------------------------------------------------------------------------------------------------
  Newport (City of) (Kentucky League of Cities
     Funding Trust); Series 2002, VRD Lease
     Program RB (LOC-U.S. Bank, N.A.)(a)(d)            0.60%     04/01/32      12,670         12,670,000
--------------------------------------------------------------------------------------------------------
  Williamstown (City of) (Kentucky League of
     Cities Funding Trust);
     Series 2008 A, VRD Lease Program RB (LOC-U.S.
     Bank, N.A.)(a)(d)                                 0.60%     07/01/38       3,900          3,900,000
--------------------------------------------------------------------------------------------------------
     Series 2008 B, VRD Lease Program RB (LOC-U.S.
     Bank, N.A.)(a)(d)                                 0.60%     12/01/38       5,000          5,000,000
========================================================================================================
                                                                                              40,239,199
========================================================================================================


LOUISIANA-0.75%

  Denham Springs (City of) Economic Development
     District (Bass Pro Shops); Series 2007 A, VRD
     Sales Tax Increment RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(d)                                 0.67%     01/01/37       5,060          5,060,000
--------------------------------------------------------------------------------------------------------
  Louisiana (State of) Local Government
     Environmental Facilities and Community
     Development Authority (Trinity Episcopal
     School); Series 2003, VRD RB (LOC-SunTrust
     Bank)(a)(d)                                       0.72%     04/01/18       1,770          1,770,000
--------------------------------------------------------------------------------------------------------
  St. James (Parish of) (NuStar Logistics, L.P.);
     Series 2008, VRD RB (LOC-SunTrust
     Bank)(a)(c)(d)                                    0.62%     06/01/38      13,000         13,000,000
========================================================================================================
                                                                                              19,830,000
========================================================================================================


MARYLAND-3.59%

  Baltimore (County of) (Blue Circle Inc.); Series
     1992, Ref. VRD Economic Development RB
     (LOC-BNP Paribas)(a)(d)(e)                        0.63%     12/01/17       3,955          3,955,000
--------------------------------------------------------------------------------------------------------
  Baltimore (County of) (Consolidated Public
     Improvement); Series 2008, Commercial Paper
     BAN                                               0.35%     03/04/09      20,000         20,000,000
--------------------------------------------------------------------------------------------------------
  Baltimore (County of) (Metropolitan District);
     Series 2008, Commercial Paper BAN                 0.55%     04/02/09      19,400         19,400,000
--------------------------------------------------------------------------------------------------------
  Frederick (County of) (Buckingham's Choice Inc.
     Facility); Series 1997 C, VRD Retirement
     Community RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.65%     01/01/27       6,000          6,000,000
--------------------------------------------------------------------------------------------------------
  Howard (County of) (Norbel School Inc.); Series
     2001, VRD Economic Development RB (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.68%     02/01/28       4,785          4,785,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (eMerge, Inc.); Series 2006 A, Ref. VRD RB
     (LOC-PNC Bank)(a)(d)                              0.60%     04/01/22       1,240          1,240,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Archdiocese of
     Baltimore Schools); Series 2007, VRD RB
     (LOC-PNC Bank, N.A.)(a)(d)                        0.60%     07/01/37       1,840          1,840,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Loyola College in
     Maryland, Inc.); Series 2007, VRD RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     12/01/23       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Odenton Christian
     School); Series 2008, VRD RB (LOC-PNC Bank,
     N.A.)(a)(d)                                       0.57%     07/01/33       3,590          3,590,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Pickersgill, Inc.);
     Series 2005 B, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(d)                                  0.57%     01/01/35       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Sheppard Pratt Health
     System, Inc.); Series 2003 B, VRD RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     07/01/28       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (The Barnesville School,
     Inc.); Series 1999, VRD RB (LOC-SunTrust
     Bank)(a)(d)                                       0.82%     09/01/24       1,965          1,965,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Industrial Development
     Financing Authority (Baltimore International
     College Facility); Series 2005, VRD Economic
     Development RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.68%     11/01/30       4,600          4,600,000
--------------------------------------------------------------------------------------------------------
  Montgomery (County of) (Sidwell Friends School
     Issuer); Series 2007, VRD RB (LOC-SunTrust
     Bank)(a)(d)                                       0.62%     04/01/37      12,900         12,900,000
========================================================================================================
                                                                                              94,775,000
========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
MASSACHUSETTS-3.22%

  Boston (City of) Water & Sewer Commission;
     Series 2006 A, Commercial Paper BAN (LOC-Bank
     of America, N.A.)(d)                              0.60%     07/07/09     $ 5,000     $    5,000,000
--------------------------------------------------------------------------------------------------------
  Concord (Town of); Series 2009, Unlimited Tax GO
     BAN                                               1.00%     01/28/10      12,500         12,554,433
--------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Massachusetts (State of)
     Development Finance Agency); Series 2007-0093
     A, VRD COP RB(a)(b)(c)                            0.62%     10/01/35       8,900          8,900,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (Commonwealth of); Series 2008 C,
     Limited Tax GO RAN                                4.00%     05/29/09      18,000         18,077,912
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (Abby Kelley Foster Charter Public
     School); Series 2008, VRD RB (LOC-TD Bank,
     N.A.)(a)(d)                                       0.58%     09/01/38       4,900          4,900,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (Brandon Residential Treatment Center,
     Inc.); Series 2003, VRD RB (LOC-TD Bank,
     N.A.)(a)(d)                                       0.58%     04/01/28       5,895          5,895,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (MassDevelopment CP Program 5 Issue);
     Series 2007, Commercial Paper RN (LOC-TD
     Bank, N.A.)(d)                                    1.00%     04/01/09      18,198         18,198,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Community Health Center
     Capital Fund); Series 1995 A, VRD RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.58%     03/01/15       1,300          1,300,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Harrington Memorial
     Hospital, Inc.); Series 2008 A, VRD RB
     (LOC-TD Bank, N.A.)(a)(d)                         0.62%     07/01/38       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Partners Healthcare
     System); Series 2008 H-1, Commercial Paper RB     0.90%     04/06/09       5,000          5,000,000
========================================================================================================
                                                                                              84,825,345
========================================================================================================


MICHIGAN-2.73%

  Boyne (City of) Public Schools; Series 1999,
     Unlimited Tax GO(f)(g)(h)                         5.75%     05/01/09       1,935          1,946,877
--------------------------------------------------------------------------------------------------------
  Michigan (State of) Hospital Finance Authority
     (Oaklawn Hospital); Series 2006, Ref. VRD RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.71%     11/01/37      35,925         35,925,000
--------------------------------------------------------------------------------------------------------
  Michigan (State of) Housing Development
     Authority (Courtyards of Taylor Apartments);
     Series 2002 A, VRD Limited Obligation MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.65%     08/15/32       1,615          1,615,000
--------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (Evangelical
     Homes of Michigan); Series 2008, VRD Limited
     Obligation RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.61%     05/01/37       9,800          9,800,000
--------------------------------------------------------------------------------------------------------
  Saline (City of) Economic Development Corp.
     (Evangelical Homes of Michigan-Brecon
     Village); Series 1997, VRD Limited Obligation
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)          0.63%     11/01/25       8,400          8,400,000
--------------------------------------------------------------------------------------------------------
  Southfield (City of) Economic Development Corp.
     (Lawrence Technological University);
     Series 2000, VRD Limited Obligation RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.63%     02/01/35       2,905          2,905,000
--------------------------------------------------------------------------------------------------------
     Series 2001, VRD Limited Obligation RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.63%     10/01/31       5,505          5,505,000
--------------------------------------------------------------------------------------------------------
  University of Michigan of Regents; Series 2008
     H, Commercial Paper Notes                         0.30%     04/07/09       6,000          6,000,000
========================================================================================================
                                                                                              72,096,877
========================================================================================================


MINNESOTA-1.22%

  JPMorgan PUTTERs (Minnesota (State of) Public
     Facilities Authority); Series 2002-319, VRD
     Drinking Water RB(a)(b)(c)                        0.60%     03/01/21      13,555         13,555,000
--------------------------------------------------------------------------------------------------------
  Mankato (City of) (Highland Hills of Mankato);
     Series 1997, Ref. VRD MFH RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.65%     05/01/27       1,100          1,100,000
--------------------------------------------------------------------------------------------------------
  Minnesota (State of) Higher Education Facilities
     Authority (Macalester College); Series 2003
     Five-Q, VRD RB(a)                                 0.60%     03/01/33       3,850          3,850,000
--------------------------------------------------------------------------------------------------------
  Minnesota (State of) Higher Education Facilities
     Authority (University of St. Thomas); Series
     2004 Five-Z, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.55%     10/01/29       7,200          7,200,000
--------------------------------------------------------------------------------------------------------
  Minnesota (State of) Rural Water Finance
     Authority; Series 2008, Public Construction
     RN                                                2.75%     06/01/09       6,500          6,511,261
========================================================================================================
                                                                                              32,216,261
========================================================================================================


MISSISSIPPI-2.10%

  Flowood (City of) (Reflection Pointe
     Apartments); Series 2001, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     05/15/31       5,780          5,780,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
MISSISSIPPI-(CONTINUED)

  Jackson (County of); Series 1994, Ref. VRD Water
     System Unlimited Tax GO (CEP-Chevron
     Corp.)(a)                                         0.60%     11/01/24     $11,000     $   11,000,000
--------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Chevron U.S.A. Inc.);
     Series 2007 B, VRD Gulf Opportunity Zone
     IDR(a)                                            0.70%     12/01/30      22,000         22,000,000
--------------------------------------------------------------------------------------------------------
     Series 2007 C, VRD Gulf Opportunity Zone
     IDR(a)                                            0.65%     12/01/30      16,500         16,500,000
========================================================================================================
                                                                                              55,280,000
========================================================================================================


MISSOURI-4.29%

  Hannibal (City of) Industrial Development
     Authority (Hannibal Regional Hospital);
     Series 2007, VRD Health Facilities RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.69%     08/01/27       8,000          8,000,000
--------------------------------------------------------------------------------------------------------
  Independence (City of) Industrial Development
     Authority (The Groves and Graceland College
     Nursing Arts Center); Series 1997 A, VRD IDR
     (LOC-Bank of America, N.A.)(a)(d)                 0.65%     11/01/27      12,340         12,340,000
--------------------------------------------------------------------------------------------------------
  Kansas City (City of) Industrial Development
     Authority (Bethesda Living Centers); Series
     2001 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.57%     08/01/31       8,750          8,750,000
--------------------------------------------------------------------------------------------------------
  Kansas City (City of) Industrial Development
     Authority (Gatehouse Apartments); Series
     2001, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.62%     11/15/26       1,650          1,650,000
--------------------------------------------------------------------------------------------------------
  Missouri (State of) Development Finance Board
     (Center of Creative Arts Project); Series
     2004, VRD Cultural Facilities RB (LOC-PNC
     Bank, N.A.)(a)(d)                                 0.60%     07/01/24       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Academie Lafayette);
     Series 2003, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.70%     02/01/28       1,340          1,340,000
--------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Lutheran Church
     Extension Fund- Missouri Synod Loan Program);
     Series 2004 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.75%     07/01/29       7,945          7,945,000
--------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Southwest Baptist
     University); Series 2003, VRD RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.65%     10/01/33       2,700          2,700,000
--------------------------------------------------------------------------------------------------------
  North Kansas City (City of) (North Kansas City
     Hospital); Series 2008, VRD Hospital RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.65%     11/01/33      27,810         27,810,000
--------------------------------------------------------------------------------------------------------
  Springfield (City of) Industrial Development
     Authority (Pebblecreek Apartments); Series
     1994, Ref. VRD MFH RB (CEP-Federal Home Loan
     Bank of Des Moines)(a)                            0.68%     12/01/19       3,520          3,520,000
--------------------------------------------------------------------------------------------------------
  St. Charles (County of) Industrial Development
     Authority (Sun River Village Apartments);
     Series 1985, VRD IDR (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.66%     12/01/27      12,500         12,500,000
--------------------------------------------------------------------------------------------------------
  St. Charles (County of) Industrial Development
     Authority (Westchester Village Apartments);
     Series 2006, Ref. VRD MFH RB (CEP-Federal
     National Mortgage Association)(a)                 0.66%     04/15/27       5,600          5,600,000
--------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Schnuck Markets, Inc. Kirkwood);
     Series 1985, VRD IDR (LOC-U.S. Bank,
     N.A.)(a)(c)(d)                                    0.77%     12/01/15       3,950          3,950,000
--------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Sugar Pines Apartments); Series
     2006, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.66%     04/15/27       9,170          9,170,000
--------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Westport Station Apartments);
     Series 2006, Ref. VRD MFH RB (CEP-Federal
     National Mortgage Association)(a)                 0.66%     04/15/27       4,970          4,970,000
--------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Whitfield School Inc.); Series
     2004 B, Ref. VRD Educational Facilities RB
     (LOC-U.S. Bank, N.A.)(a)(d)                       0.70%     06/15/24       1,920          1,920,000
========================================================================================================
                                                                                             113,165,000
========================================================================================================


MONTANA-0.35%

  Forsyth (City of) (Pacificorp); Series 1988,
     Ref. Customized Purchase PCR (LOC-BNP
     Paribas)(a)(d)(e)                                 0.75%     01/01/18       1,625          1,625,000
--------------------------------------------------------------------------------------------------------
  Helena (City of) (Carroll College); Series 2002,
     VRD Higher Education RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.55%     10/01/32       7,630          7,630,000
========================================================================================================
                                                                                               9,255,000
========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
NEBRASKA-0.49%

  Douglas (County of) Hospital Authority No. 2
     (Children's Hospital Obligated Group); Series
     2008 A, Ref. VRD Health Facilities RB
     (LOC-U.S. Bank, N.A.)(a)(d)                       0.65%     08/15/32     $ 5,000     $    5,000,000
--------------------------------------------------------------------------------------------------------
  Lancaster (County of) Hospital Authority No. 1
     (BryanLGH Medical Center); Series 2008 B-1,
     Ref. VRD RB (LOC-U.S. Bank, N.A.)(a)(d)           0.65%     06/01/31       7,895          7,895,000
========================================================================================================
                                                                                              12,895,000
========================================================================================================


NEVADA-0.86%

  Nevada (State of) Department of Business &
     Industry (Nevada Cancer Institute); Series
     2003, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.65%     12/01/33      22,550         22,550,000
========================================================================================================


NEW HAMPSHIRE-0.67%

  New Hampshire (State of) Business Finance
     Authority (Alice Peck Day Health Systems
     Obligated Group); Series 2007 A, VRD RB
     (LOC-TD Bank, N.A.)(a)(d)                         0.61%     10/01/36       9,350          9,350,000
--------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Moore Center); Series
     2007, VRD RB (LOC-TD Bank, N.A.)(a)(d)            0.60%     09/01/37       4,240          4,240,000
--------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Riverbend Community
     Mental Health, Inc.); Series 2008, VRD RB
     (LOC-TD Bank, N.A.)(a)(d)                         0.60%     07/01/38       4,100          4,100,000
========================================================================================================
                                                                                              17,690,000
========================================================================================================


NEW JERSEY-0.59%

  Reset Option Ctfs. Trust II-R (New Jersey (State
     of) Transportation Trust Fund Authority);
     Series 11282, VRD RB(a)(b)(c)                     0.72%     12/15/32      15,475         15,475,000
========================================================================================================


NEW MEXICO-0.22%

  New Mexico (State of) Finance Authority; Series
     2008 B-1, Ref. Sub Lien VRD RB (LOC-State
     Street Bank & Trust Co.)(a)(d)                    0.53%     12/15/26       3,800          3,800,000
--------------------------------------------------------------------------------------------------------
  New Mexico (State of); Series 2007, Unlimited
     Tax Capital Projects GO                           5.00%     03/01/09       2,010          2,010,109
========================================================================================================
                                                                                               5,810,109
========================================================================================================


NEW YORK-0.31%

  New York (State of) Thruway Authority (Highway &
     Bridge Trust Fund); Series 1999 B,
     RB(f)(g)(h)                                       5.00%     04/01/09       7,000          7,087,760
--------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (New York (City
     of) Trust for Cultural Resources); Series
     11557, VRD RB(a)(b)(c)                            0.74%     07/01/31       1,000          1,000,000
========================================================================================================
                                                                                               8,087,760
========================================================================================================


NORTH CAROLINA-5.19%

  Charlotte (City of) Housing Authority (Oak Park
     Apartments); Series 2005, VRD MFH RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.60%     09/01/35       7,625          7,625,000
--------------------------------------------------------------------------------------------------------
  Charlotte (City of) Housing Authority
     (Stonehaven East Apartments); Series 2005,
     VRD MFH RB (LOC-Wells Fargo Bank, N.A.)(a)(d)     0.60%     09/01/35       9,195          9,195,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Barton College); Series 2004,
     VRD Educational Facilities RB (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.68%     07/01/19       4,440          4,440,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Cannon School, Inc.); Series
     2002, VRD Educational Facilities RB
     (LOC-SunTrust Bank)(a)(d)                         0.61%     06/01/25       3,340          3,340,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Canterbury School); Series
     2002, VRD Educational Facilities RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     08/01/22       1,125          1,125,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Guilford College); Series
     2005 B, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.68%     09/01/35       6,900          6,900,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (High Point University);
     Series 2008, VRD Educational Facilities RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     05/01/30       4,500          4,500,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The Hill Center); Series
     2008, VRD Educational Facilities RB
     (LOC-SunTrust Bank)(a)(d)                         0.67%     07/01/28       5,000          5,000,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

  North Carolina (State of) Capital Facilities
     Finance Agency (The O'Neal School); Series
     2007, VRD Educational Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.68%     09/01/29     $ 2,500     $    2,500,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The Summit School, Inc.);
     Series 2008, VRD Educational Facilities RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     06/01/33       5,200          5,200,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Cardinal Gibbons High
     School); Series 1999, VRD RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.67%     08/01/14       3,580          3,580,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Elon College); Series 1997,
     VRD RB (LOC-Bank of America, N.A.)(a)(d)          0.65%     01/01/19       4,180          4,180,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Queens College); Series 1999
     A, VRD RB (LOC-Bank of America, N.A.)(a)(d)       0.65%     03/01/19       2,900          2,900,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Roman Catholic Diocese of
     Charlotte, North Carolina); Series 2000, VRD
     RB (LOC-Wells Fargo Bank, N.A.)(a)(d)             0.61%     06/01/17       4,995          4,995,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Housing Finance Agency
     (Appalachian Student Housing Corp.); Series
     2000 A-1, VRD Student Housing RB (LOC-Wells
     Fargo Bank, N.A.)(a)(d)                           0.68%     07/01/31       1,505          1,505,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Housing Finance Agency
     (The Masonic Home for Children at Oxford);
     Series 2002, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.68%     08/01/23       1,470          1,470,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Deerfield Episcopal Retirement
     Community); Series 2008 B, VRD Health Care
     Facilities First Mortgage RB (LOC-Branch
     Banking &Trust Co.)(a)(d)                         0.68%     11/01/14       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Lower Cape Fear Hospice, Inc.);
     Series 2007, VRD Health Care Facilities RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     11/01/27       2,000          2,000,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (North Carolina Baptist Hospital);
     Series 2009 B, Ref. VRD RB(a)                     0.60%     06/01/34       5,700          5,700,000
--------------------------------------------------------------------------------------------------------
     Series 2009 C, Ref. VRD RB(a)                     0.60%     06/01/34       5,700          5,700,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Person Memorial Hospital); Series
     2005, VRD Health Care Facilities RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     01/01/35      13,890         13,890,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (University Health Systems of
     Eastern Carolina); Series 2008 B-2, Ref. VRD
     Health Care Facilities RB (LOC-Branch Banking
     & Trust Co.)(a)(d)                                0.64%     12/01/36       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Westcare Health System Obligated
     Group); Series 2002 A, VRD Hospital RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     09/01/22       8,900          8,900,000
--------------------------------------------------------------------------------------------------------
  University of North Carolina at Chapel Hill
     Board of Governors;
     Series 2006 A, Commercial Paper Bonds             0.70%     03/06/09       4,500          4,500,000
--------------------------------------------------------------------------------------------------------
     Series 2006 A, Commercial Paper Bonds             0.75%     04/03/09      11,600         11,600,000
--------------------------------------------------------------------------------------------------------
  Wake (County of) Industrial Facilities &
     Pollution Control Finance Agency (Wake
     Enterprises, Inc.); Series 2009, VRD Capital
     Facilities RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.58%     02/01/34       3,500          3,500,000
--------------------------------------------------------------------------------------------------------
  Wake (County of); Series 2008, Unlimited Tax GO
     BAN                                               3.50%     10/15/09       2,500          2,527,639
========================================================================================================
                                                                                             136,772,639
========================================================================================================


NORTH DAKOTA-0.10%

  Fargo (City of) (Case Oil Co.); Series 1984, VRD
     Commercial Development RB (LOC-U.S. Bank
     N.A.)(a)(d)                                       0.77%     12/01/14       2,655          2,655,000
========================================================================================================


OHIO-3.72%

  Beavercreek (City of) City School District;
     Series 2009, School Improvement Unlimited Tax
     GO BAN                                            2.00%     08/18/09       8,350          8,402,757
--------------------------------------------------------------------------------------------------------
  Butler (County of) (CCAO Low Cost Capital Pooled
     Financing Program); Sr. Series 2005 A, VRD
     Capital Funding RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.60%     06/01/35       3,015          3,015,000
--------------------------------------------------------------------------------------------------------
  Cleveland (City of) Municipal School District;
     Series 2008, School Improvement Unlimited Tax
     GO BAN                                            2.50%     09/30/09      12,500         12,597,827
--------------------------------------------------------------------------------------------------------
  Columbus (City of) City School District; Series
     2009 A, School Facilities Construction &
     Improvement Unlimited Tax GO BAN                  2.00%     08/13/09       8,500          8,550,166
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

  Columbus (City of) Regional Airport Authority
     (OASBO Expanded Asset Pooled Financing
     Program);
     Sr. Series 2004 A, VRD Capital Funding RB
       (LOC-U.S. Bank, N.A.)(a)(d)                     0.60%     03/01/34     $ 5,360     $    5,360,000
--------------------------------------------------------------------------------------------------------
     Sr. Series 2005, VRD Capital Funding RB
       (LOC-U.S. Bank, N.A.)(a)(d)                     0.60%     07/01/35       6,320          6,320,000
--------------------------------------------------------------------------------------------------------
  Dublin (City of) City School District; Series
     2009, School Construction Unlimited Tax GO
     BAN                                               2.00%     10/15/09       2,700          2,722,710
--------------------------------------------------------------------------------------------------------
  Hamilton (County of) (Drake Center, Inc.);
     Series 1999 A, VRD Hospital Facilities RB
     (LOC-U.S. Bank, N.A.)(a)(d)                       0.60%     06/01/19       5,700          5,700,000
--------------------------------------------------------------------------------------------------------
  Lake (County of) (Lake Hospital System, Inc.);
     Series 2002, VRD Hospital Facilities RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.78%     12/01/32       8,930          8,930,000
--------------------------------------------------------------------------------------------------------
  Lorain (County of) (EMH Regional Medical
     Center); Series 2008, Ref. VRD Hospital
     Facilities RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.65%     11/01/21       4,900          4,900,000
--------------------------------------------------------------------------------------------------------
  Lorain (County of) Port Authority (St. Ignatius
     High School); Series 2008, VRD Educational
     Facilities RB (LOC-U.S. Bank, N.A.)(a)(d)         0.61%     08/02/38       2,250          2,250,000
--------------------------------------------------------------------------------------------------------
  Lucas (County of) (ProMedica Healthcare System);
     Series 2008 B, VRD Hospital RB (LOC-UBS
     AG)(a)(d)(e)                                      0.72%     11/15/40       1,955          1,955,000
--------------------------------------------------------------------------------------------------------
  Marion (County of) (Pooled Lease Program);
     Series 1990, VRD Hospital Improvement RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.68%     08/01/20       1,125          1,125,000
--------------------------------------------------------------------------------------------------------
  Montgomery (County of) (The Dayton Art
     Institute); Series 1996, VRD Economic
     Development RB (LOC-U.S. Bank, N.A.)(a)(d)        0.60%     05/01/26       4,300          4,300,000
--------------------------------------------------------------------------------------------------------
  Ohio (State of) (Goodwill Industries of the
     Miami Valley); Series 2003, VRD Economic
     Development RB (LOC-PNC Bank, N.A.)(a)(d)         0.60%     06/01/23       7,320          7,320,000
--------------------------------------------------------------------------------------------------------
  Richland (County of) (Wesleyan Senior Living
     Obligated Group); Series 2004 A, Ref. VRD
     Health Care Facilities RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(d)                                 0.60%     11/01/27      14,630         14,630,000
========================================================================================================
                                                                                              98,078,460
========================================================================================================


OKLAHOMA-1.05%

  Oklahoma (County of) Finance Authority (Oxford
     Oaks, Watersedge & Gardens at Reding
     Apartments); Series 2000, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.64%     07/15/30       8,650          8,650,000
--------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Development Finance
     Authority (Capitol Dome); Series 2001, VRD RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.77%     06/01/11       1,360          1,360,000
--------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Water Resources Board;
     Series 1994 A, VRD State Loan Program
     RB(a)(g)                                          1.65%     09/01/23      12,655         12,655,000
--------------------------------------------------------------------------------------------------------
     Series 1995, VRD State Loan Program RB(a)         1.65%     09/01/24       5,060          5,060,000
========================================================================================================
                                                                                              27,725,000
========================================================================================================


OREGON-0.77%

  Oregon (State of); Series 2008 A, Full Faith &
     Credit Unlimited Tax GO TAN                       3.00%     06/30/09      10,000         10,042,350
--------------------------------------------------------------------------------------------------------
  Portland (City of) (South Park Block); Series
     1988 A, Ref. VRD MFH RB (LOC-Harris
     N.A.)(a)(d)                                       0.65%     12/01/11      10,250         10,250,000
========================================================================================================
                                                                                              20,292,350
========================================================================================================


PENNSYLVANIA-6.24%

  Allegheny (County of) Hospital Development
     Authority (Central Blood Bank); Series 1992,
     VRD Health Facilities RB (LOC-PNC Bank,
     N.A.)(a)(d)                                       0.60%     12/01/10       1,225          1,225,000
--------------------------------------------------------------------------------------------------------
  Allegheny (County of) Hospital Development
     Authority (UPMC Senior Communities, Inc.);
     Series 2003, VRD RB (CEP-Federal National
     Mortgage Association)(a)                          0.62%     07/15/28       1,900          1,900,000
--------------------------------------------------------------------------------------------------------
  Benzinger (Township of) Hospital Authority (Elk
     Regional Health System); Series 2000, VRD RB
     (LOC-PNC Bank, N.A.)(a)(d)                        0.60%     12/01/30       1,040          1,040,000
--------------------------------------------------------------------------------------------------------
  Berks (County of) Industrial Development
     Authority (CHF-Kutztown, LLC Project
     Servicing Kutztown University of
     Pennsylvania); Series 2007 A, VRD Student
     Housing RB (LOC-Citibank N.A.)(a)(d)              0.60%     07/01/37      10,675         10,675,000
--------------------------------------------------------------------------------------------------------
  Butler (County of) Industrial Development
     Authority (Concordia Lutheran Ministries);
     Series 2004 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.57%     05/01/34       6,540          6,540,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

  Chester (County of) Industrial Development
     Authority (Archdiocese of Philadelphia);
     Series 2001, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.65%     07/01/31     $42,100     $   42,100,000
--------------------------------------------------------------------------------------------------------
  Erie (City of) Higher Education Building
     Authority (Gannon University); Series 1998 F,
     VRD University RB (LOC-PNC Bank, N.A.)(a)(d)      0.60%     07/01/13       1,800          1,800,000
--------------------------------------------------------------------------------------------------------
  Erie (County of) Hospital Authority (Hamot
     Health Foundation); Series 2008, VRD RB
     (LOC-PNC Bank, N.A.)(a)(d)                        0.55%     05/15/20       2,210          2,210,000
--------------------------------------------------------------------------------------------------------
  Haverford (Township of) School District; Series
     2009, Limited Tax GO (LOC-TD Bank,
     N.A.)(a)(d)                                       0.58%     03/01/30       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  Lebanon (County of) Health Facilities Authority
     (E.C.C. Retirement Village); Series 2000, VRD
     RB (LOC-PNC Bank, N.A.)(a)(d)                     0.65%     10/15/25       9,315          9,315,000
--------------------------------------------------------------------------------------------------------
  Lower Merion (Township of) School District
     (Capital Project Series);
     Series 2009 A, VRD Limited Tax GO (LOC-State
     Street Bank & Trust Co.)(a)(d)                    0.55%     04/01/27       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
     Series 2009 B, VRD Limited Tax GO (LOC-U.S.
     Bank, N.A.)(a)(d)                                 0.55%     04/01/27       4,000          4,000,000
--------------------------------------------------------------------------------------------------------
  Luzerne (County of) Industrial Development
     Authority (Methodist Homes for the Aging of
     the Wyoming Conference); Series 2003, VRD RB
     (LOC-Bank of New York)(a)(d)                      0.62%     02/01/29       2,700          2,700,000
--------------------------------------------------------------------------------------------------------
  Luzerne (County of) Industrial Development
     Authority; Series 2005, VRD Gtd. Lease RB
     (LOC-PNC Bank, N.A.)(a)(d)                        0.60%     11/01/26       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Luzerne (County of); Series 2004, VRD Unlimited
     Tax GO (LOC-PNC Bank, N.A.)(a)(d)                 0.60%     11/01/14       2,185          2,185,000
--------------------------------------------------------------------------------------------------------
  Montgomery (County of) Redevelopment Authority
     (Forge Gate Apartments); Series 2001 A, VRD
     MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     08/15/31       2,225          2,225,000
--------------------------------------------------------------------------------------------------------
  Moon (Township of) Industrial Development
     Authority (Providence Point); Series 2007,
     VRD First Mortgage RB (LOC-Lloyds TSB Bank
     PLC)(a)(d)(e)                                     0.67%     07/01/38      31,165         31,165,000
--------------------------------------------------------------------------------------------------------
  New Castle Area School District; Series 2003 B,
     Unlimited Tax GO(f)(g)(h)                         4.75%     03/01/09       2,400          2,400,133
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Dr. Gertrude A. Barber
     Center, Inc.); Series 2002, VRD RB (LOC-PNC
     Bank, N.A.)(a)(d)                                 0.60%     12/01/31       2,230          2,230,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Mercy Health System of
     Southeastern Pennsylvania); Series 1999 E-1,
     VRD RB (LOC-PNC Bank, N.A.)(a)(d)                 0.60%     09/01/19       1,200          1,200,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Pennsylvania Treasury
     Department Hospital Enhancement Loan Program-
     J.C. Blair Memorial Hospital); Series 2007 A-
     1, VRD Hospital RB (LOC-PNC Bank, N.A.)(a)(d)     0.60%     03/01/19       2,070          2,070,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Kings
     College); Series 2003 L-2, VRD RB (LOC-PNC
     Bank, N.A.)(a)(d)                                 0.60%     05/01/18       1,115          1,115,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Rosemont
     College); Series 2004 O, VRD RB (LOC-Wells
     Fargo Bank, N.A.)(a)(d)                           0.62%     11/01/34       5,500          5,500,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Washington &
     Jefferson College); Series 1999 E-5, VRD RB
     (LOC-PNC Bank, N.A.)(a)(d)                        0.60%     11/01/29       5,300          5,300,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-The Waynesburg
     College); Series 2004 N-2, VRD RB (LOC-PNC
     Bank, N.A.)(a)(d)                                 0.60%     05/01/34       1,500          1,500,000
--------------------------------------------------------------------------------------------------------
  Westmoreland (County of) Industrial Development
     Authority (Excela Health);
     Series 2005 C, VRD Health System RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.60%     07/01/27       7,915          7,915,000
--------------------------------------------------------------------------------------------------------
     Series 2005 E, VRD Health System RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.60%     07/01/22       7,100          7,100,000
========================================================================================================
                                                                                             164,410,133
========================================================================================================


RHODE ISLAND-0.09%

  Providence (City of) Housing Authority
     (Cathedral Square Apartments I); Series 2000
     A, VRD MFH RB (LOC-Bank of America,
     N.A.)(a)(c)(d)                                    0.75%     09/01/30       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Rhode Island (State of) Health & Educational
     Building Corp. (St. Andrew's School); Series
     1999, VRD RB (LOC-U.S. Bank, N.A.)(a)(d)          0.66%     12/01/29       1,375          1,375,000
========================================================================================================
                                                                                               2,375,000
========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
SOUTH CAROLINA-2.84%

  Charleston (County of) School District; Series
     2008, Unlimited Tax GO                            4.00%     03/01/09     $34,000     $   34,000,959
--------------------------------------------------------------------------------------------------------
  Clemson University; Series 2000, RB(f)(g)(h)         6.25%     05/01/09       1,250          1,274,636
--------------------------------------------------------------------------------------------------------
  Oconee (County of) (Duke Power Co.); Series
     1993, Ref. VRD Facilities PCR (LOC-SunTrust
     Bank)(a)(d)                                       0.62%     02/01/17       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Nonprofit Institutions
     of Higher Learning (Newberry College); Series
     2008, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.68%     06/01/35       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Housing Finance &
     Development Authority (Runaway Bay
     Apartments); Series 2005, Ref. VRD MFH Rental
     RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     11/15/35       7,465          7,465,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Carolina Children's
     Home); Series 2003, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.68%     03/01/23       1,800          1,800,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (John Ancrum Society
     for Prevention of Cruelty to Animals); Series
     2007, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.65%     08/01/27       4,400          4,400,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Oconee Memorial
     Hospital, Inc.); Series 2006 B, VRD Hospital
     RB (LOC-Wells Fargo Bank, N.A.)(a)(d)             0.60%     10/01/36       9,000          9,000,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Porter-Gaud School);
     Series 2008, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.61%     12/01/33      12,000         12,000,000
========================================================================================================
                                                                                              74,940,595
========================================================================================================


SOUTH DAKOTA-0.36%

  South Dakota (State of) Health & Educational
     Facilities Authority (Regional Health, Inc.);
     Series 2008, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.65%     09/01/27       8,500          8,500,000
--------------------------------------------------------------------------------------------------------
  South Dakota (State of) Housing Development
     Authority (Country Meadows Apartments);
     Series 2009, VRD MFH RB (CEP-Federal Home
     Loan Mortgage Corp.)(a)                           0.62%     01/01/44       1,000          1,000,000
========================================================================================================
                                                                                               9,500,000
========================================================================================================


TENNESSEE-2.09%

  Blount (County of) Public Building Authority
     (Local Government Public Improvement); Series
     2009 E-7-A, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(d)                                  0.68%     06/01/39       5,500          5,500,000
--------------------------------------------------------------------------------------------------------
  Chattanooga (City of) Health, Educational &
     Housing Facility Board (Windridge
     Apartments); Series 2003 A, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     05/15/33       3,175          3,175,000
--------------------------------------------------------------------------------------------------------
  Hendersonville (City of) Industrial Development
     Board (Pope John Paul II High School, Inc.);
     Series 2000, VRD Educational Facilities RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     12/01/20       2,700          2,700,000
--------------------------------------------------------------------------------------------------------
  Jackson (City of) Health, Educational & Housing
     Facility Board (Post House Jackson
     Apartments); Series 2002, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     10/15/32       3,870          3,870,000
--------------------------------------------------------------------------------------------------------
  Loudon (City of) Industrial Development Board
     (A.E. Staley Manufacturing Company, Inc.);
     Series 1991, Ref. VRD PCR (LOC-Citibank
     N.A.)(a)(c)(d)                                    0.61%     06/01/23       8,100          8,100,000
--------------------------------------------------------------------------------------------------------
  Memphis (City of) & Shelby (County of)
     Industrial Development Board (UT Medical
     Group, Inc.); Series 1999, VRD IDR
     (LOC-SunTrust Bank)(a)(d)                         0.82%     03/01/24       5,555          5,555,000
--------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (Hickory Trace Apartments);
     Series 2003, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                      0.63%     03/01/33       4,750          4,750,000
--------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (Lipscomb University);
     Series 2003, Ref. VRD Educational Facilities
     RB (LOC-SunTrust Bank)(a)(d)                      0.62%     02/01/23       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
     Series 2006, VRD RB (LOC-SunTrust Bank)(a)(d)     0.62%     11/01/28       1,150          1,150,000
--------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (Summit Apartments); Series
     2006, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.62%     07/15/36       6,825          6,825,000
--------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (The Park at Hermitage);
     Series 2004, Ref. VRD MFH RB (CEP-Federal
     National Mortgage Association)(a)                 0.62%     02/15/34       1,945          1,945,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

  Shelby (County of) Health, Educational & Housing
     Facility Board (Memphis University School);
     Series 2006, VRD RB (LOC-SunTrust Bank)(a)(d)     0.82%     07/01/26     $ 3,300     $    3,300,000
--------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Trezevant Manor); Series 2007
     A, VRD RB (LOC-Bank of America, N.A.)(a)(d)       0.67%     09/01/39       7,225          7,225,000
========================================================================================================
                                                                                              55,095,000
========================================================================================================


TEXAS-11.99%

  Arlington (City of);
     Series 2005 A, GO Commercial Paper Notes          1.25%     03/10/09      11,000         11,000,000
--------------------------------------------------------------------------------------------------------
     Series 2005 A, GO Commercial Paper Notes          0.75%     04/06/09       9,000          9,000,000
--------------------------------------------------------------------------------------------------------
  Austin (City of) Housing Finance Corp. (Stassney
     Woods Apartments); Series 2004, Ref. VRD MFH
     RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     10/15/32       3,350          3,350,000
--------------------------------------------------------------------------------------------------------
  Bexar (County of) Housing Finance Corp.
     (Northwest Trails Apartments); Series 2004,
     Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.62%     12/15/34       3,130          3,130,000
--------------------------------------------------------------------------------------------------------
  Crawford (City of) Education Facilities Corp.
     (Prince of Peace Christian School);
     Series 2005, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.57%     07/01/28       5,500          5,500,000
--------------------------------------------------------------------------------------------------------
     Series 2005, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.57%     05/01/30       5,375          5,375,000
--------------------------------------------------------------------------------------------------------
  Cypress-Fairbank Independent School District;
     Series 2008, TAN                                  3.00%     06/25/09       5,000          5,021,417
--------------------------------------------------------------------------------------------------------
  De Soto (City of) Industrial Development
     Authority (National Service Industries,
     Inc.); Series 1991, Ref. VRD IDR (LOC-Wells
     Fargo Bank, N.A.)(a)(c)(d)                        0.68%     09/01/18       3,140          3,140,000
--------------------------------------------------------------------------------------------------------
  Garland (City of); Series 2008, GO Commercial
     Paper Notes                                       0.70%     07/07/09       8,200          8,200,000
--------------------------------------------------------------------------------------------------------
  Gulf Coast Industrial Development Authority
     (Petrounited Terminals, Inc.); Series 1989,
     Ref. VRD IDR (LOC-BNP Paribas)(a)(c)(d)(e)        0.63%     11/01/19       5,600          5,600,000
--------------------------------------------------------------------------------------------------------
  Harris (County of) Health Facilities Development
     Corp. (Texas Children's Hospital); Series
     2008-3, Ref. VRD Hospital RB(a)                   2.10%     10/01/41      24,865         24,865,000
--------------------------------------------------------------------------------------------------------
  Hockley (County of) Industrial Development Corp.
     (Amoco Corp.);
     Series 1983, VRD PCR(a)(e)                        1.70%     03/01/14      30,000         30,000,054
--------------------------------------------------------------------------------------------------------
     Series 1985, VRD PCR(a)(e)                        2.70%     11/01/19       9,000          9,000,000
--------------------------------------------------------------------------------------------------------
  Mesquite (City of) Independent School District;
     Series 2003 A, VRD School Building Unlimited
     Tax GO (CEP-Texas Permanent School Fund)(a)       0.61%     08/01/29      10,670         10,670,000
--------------------------------------------------------------------------------------------------------
  Morgan Stanley & Co. Inc. Trust Floater Ctfs.
     (North East Independent School District);
     Series 2006-1668, Ref. VRD Unlimited Tax
     GO(a)(b)(c)                                       0.67%     02/01/27      14,725         14,725,000
--------------------------------------------------------------------------------------------------------
  Northwest Independent School District; Series
     2006, VRD School Building Unlimited Tax GO
     (CEP-Texas Permanent School Fund)(a)              0.61%     02/15/31      10,560         10,560,000
--------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Houston (City
     of)); Series 12022, Sub. Lien VRD Airport
     System RB(a)(b)(c)                                0.67%     07/01/28      17,235         17,235,000
--------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Northwest
     Independent School District); Series 11220,
     VRD Unlimited Tax School Building GO(a)(b)(c)     0.68%     02/15/27       3,585          3,585,000
--------------------------------------------------------------------------------------------------------
  San Antonio (City of); Series 2008, Ref. Sub.
     Lien VRD Hotel Occupancy Tax RB (LOC-Wells
     Fargo Bank, N.A.)(a)(d)                           0.58%     08/15/34       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
  San Gabriel (City of) Health Facilities
     Development Corp. (YMCA of Greater Williamson
     County); Series 2005, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(d)                           0.63%     04/01/26       4,915          4,915,000
--------------------------------------------------------------------------------------------------------
  Tarrant (County of) Housing Finance Corp.
     (Sierra Springs Apartments); Series 1999,
     Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.67%     02/15/27       7,760          7,760,000
--------------------------------------------------------------------------------------------------------
  Texas (State of) Department of Housing &
     Community Affairs (NHP Foundation-Asmara
     Affordable Housing Inc.); Series 2003, Ref.
     VRD MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(a)                                         0.58%     07/01/33       6,180          6,180,000
--------------------------------------------------------------------------------------------------------
  Texas (State of) Public Finance Authority;
     Series 2002 A, GO Commercial Paper Notes          0.55%     06/23/09       6,500          6,500,000
--------------------------------------------------------------------------------------------------------
  Texas (State of) Small Business Industrial
     Development Corp. (Texas Public Facilities
     Capital Access Program); Series 1986, VRD RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.63%     07/01/26       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Texas (State of); Series 2008, TRAN                  3.00%     08/28/09      41,500         41,778,443
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

  Texas A&M University System Board of Regents;
     Series 1999, Financing System RB(f)(g)(h)         5.55%     05/15/09     $ 7,600     $    7,655,075
--------------------------------------------------------------------------------------------------------
  Travis (County of) Housing Finance Corp. (Travis
     Station Apartments); Series 2004 A, Ref. VRD
     MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     02/15/34       1,075          1,075,000
--------------------------------------------------------------------------------------------------------
  Travis (County of); Series 2008, Limited Tax GO
     Ctfs.                                             3.25%     03/01/10       2,000          2,049,997
--------------------------------------------------------------------------------------------------------
  University of Texas System Board of Regents
     (Revenue Financing System);
     Series 2002 A, Commercial Paper Notes             0.25%     04/06/09       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
     Series 2002 A, Commercial Paper Notes             0.45%     04/06/09      10,000         10,000,000
--------------------------------------------------------------------------------------------------------
  Upper Trinity Regional Water District; Series
     2008 A, Commercial Paper Regional Treated
     Water Supply System RN (LOC-Bank of America,
     N.A.)(d)                                          1.50%     05/06/09      15,550         15,550,000
--------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Comal (County of) Independent
     School District); Series 2008 K-10, VRD
     Unlimited Tax GO(a)(b)(c)                         0.65%     02/01/26       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (University of Texas System
     Board of Regents); Series 2007-C82, Ref. VRD
     RB(a)(b)(c)                                       0.65%     07/01/21      10,665         10,665,000
========================================================================================================
                                                                                             316,084,986
========================================================================================================


UTAH-0.07%

  Duchesne School District Municipal Building
     Authority; Series 2005, VRD Lease RB
     (LOC-U.S. Bank, N.A.)(a)(d)                       0.63%     06/01/21       1,800          1,800,000
========================================================================================================


VERMONT-0.22%

  Vermont (State of) Economic Development
     Authority (Wake Robin Corp.); Series 1999 B,
     Mortgage RB(f)(g)(h)                              6.75%     03/01/09       5,720          5,834,809
========================================================================================================


VIRGINIA-3.60%

  Albemarle (County of) Industrial Development
     Authority (Jefferson Scholars Foundation);
     Series 2007, VRD RB (LOC-SunTrust Bank)(a)(d)     0.62%     10/01/37       2,000          2,000,000
--------------------------------------------------------------------------------------------------------
  Albemarle (County of) Industrial Development
     Authority (Thomas Jefferson Foundation,
     Inc.);
     Series 2004, VRD RB (LOC-SunTrust Bank)(a)(d)     0.62%     10/01/29         940            940,000
--------------------------------------------------------------------------------------------------------
     Series 2007, VRD RB (LOC-SunTrust Bank)(a)(d)     0.62%     06/01/37       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  Arlington (County of) (Ballston Public Parking);
     Series 1984, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.63%     08/01/17       3,725          3,725,000
--------------------------------------------------------------------------------------------------------
  Arlington (County of) Industrial Development
     Authority (Woodbury Park Apartments); Series
     2005 A, Ref. VRD MFH RB (CEP-Federal Home
     Loan Mortgage Corp.)(a)                           0.62%     03/01/35      12,935         12,935,000
--------------------------------------------------------------------------------------------------------
  Charlottesville (City of) Industrial Development
     Authority (Seminole Square Shopping Center);
     Series 1993 B, Ref. VRD IDR (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.65%     12/01/13       1,010          1,010,000
--------------------------------------------------------------------------------------------------------
  Chesapeake (City of) Hospital Authority
     (Chesapeake General Hospital); Series 2001 B,
     VRD RB (LOC-SunTrust Bank)(a)(d)                  0.62%     07/01/31       1,500          1,500,000
--------------------------------------------------------------------------------------------------------
  Chesterfield (County of) Health Center
     Commission (Lucy Corr Village); Series 2008
     B, VRD Residential Care Facility First
     Mortgage RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.68%     12/01/12       3,100          3,100,000
--------------------------------------------------------------------------------------------------------
  Fairfax (County of) Economic Development
     Authority (Capital Hospice); Series 2009, VRD
     Health Care Facilities RB (LOC-Branch Banking
     & Trust Co.)(a)(d)                                0.68%     01/01/34       6,050          6,050,000
--------------------------------------------------------------------------------------------------------
  Fairfax (County of) Economic Development
     Authority (Vienna II Metrorail Station);
     First Series 1999, Parking RB(f)(g)(h)            6.00%     09/01/09       1,650          1,728,526
--------------------------------------------------------------------------------------------------------
     First Series 1999, Parking RB(f)(g)(h)            6.00%     09/01/09       1,750          1,833,285
--------------------------------------------------------------------------------------------------------
  Fairfax (County of) Industrial Development
     Authority (Inova Health System); Series 2008
     C-1, Ref. VRD Health Care RB(a)                   1.60%     04/15/35      25,000         25,000,000
--------------------------------------------------------------------------------------------------------
  Hanover (County of) Economic Development
     Authority (Bon Secours Health System, Inc.);
     Series 2008 D-1, Ref. VRD RB (LOC-Landesbank
     Baden-Wurttemberg)(a)(d)(e)                       0.62%     11/01/25       9,400          9,400,000
--------------------------------------------------------------------------------------------------------
  Hanover (County of) Industrial Development
     Authority (Covenent Woods); Series 1999, VRD
     Residential Care Facility RB (LOC-Branch
     Banking & Trust Co.)(a)(c)(d)                     0.68%     07/01/29       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  Henrico (County of) Economic Development
     Authority (Bon Secours Health System, Inc.);
     Series 2008 D, Ref. VRD RB (LOC-Landesbank
     Baden-Wurttemberg)(a)(d)(e)                       0.62%     11/01/25      13,700         13,700,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
VIRGINIA-(CONTINUED)

  Suffolk (County of) Redevelopment & Housing
     Authority (Oak Springs Apartments, L.L.C.);
     Series 1999, Ref. VRD MFH RB (CEP- Federal
     Home Loan Mortgage Corp.)(a)                      0.67%     12/01/19     $ 1,390     $    1,390,000
--------------------------------------------------------------------------------------------------------
  University of Virginia Rector & Visitors; Series
     2008 A, General Revenue Pledge Commercial
     Paper Notes                                       0.40%     06/17/09       5,000          5,000,000
========================================================================================================
                                                                                              94,811,811
========================================================================================================


WASHINGTON-2.10%

  Lake Tapps Parkway Properties; Series 1999 A,
     VRD Special RB (LOC-U.S. Bank, N.A.)(a)(d)        0.73%     12/01/19      11,545         11,545,000
--------------------------------------------------------------------------------------------------------
  Seattle (City of) Housing Authority (Bayview
     Manor); Series 1994 B, VRD Low Income Housing
     Assistance RB (LOC-U.S. Bank, N.A.)(a)(d)         0.67%     05/01/19       2,485          2,485,000
--------------------------------------------------------------------------------------------------------
  Seattle (City of) Housing Authority (Pioneer
     Human Services); Series 1995, Ref. VRD RB
     (LOC-U.S. Bank, N.A.)(a)(d)                       0.59%     12/01/15       1,845          1,845,000
--------------------------------------------------------------------------------------------------------
  Seattle (City of); Series 1999, Water System
     RB(f)(g)(h)                                       5.38%     03/01/09      10,000         10,000,619
--------------------------------------------------------------------------------------------------------
  Seattle (Port of) Industrial Development Corp.
     (Sysco Food Services of Seattle, Inc.);
     Series 1994, Ref. VRD RB(a)                       0.60%     11/01/25       8,000          8,000,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (Swedish Health Services); Series
     2006, VRD RB (LOC-Citibank, N.A.)(a)(c)(d)        0.87%     11/15/26       7,950          7,950,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Olympic Heights Apartments); Series 2002,
     Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.62%     09/15/20       5,165          5,165,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Riverview Retirement Community); Series
     1997, VRD Elderly Housing RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.67%     07/01/22       1,760          1,760,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Seattle Country Day School); Series 2006,
     VRD Non-Profit RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.64%     07/01/32       1,100          1,100,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Valley View Apartments); Series 2002, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     09/15/20       2,880          2,880,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (YMCA of Columbia-Willamette); Series 1999,
     VRD Non-Profit RB (LOC-U.S. Bank, N.A.)(a)(d)     0.63%     08/01/24       2,600          2,600,000
========================================================================================================
                                                                                              55,330,619
========================================================================================================


WEST VIRGINIA-0.27%

  West Virginia (State of) Hospital Finance
     Authority (West Virginia United Health System
     Obligated Group); Series 2009 A, Ref. VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.65%     06/01/33       7,200          7,200,000
========================================================================================================


WISCONSIN-2.72%

  Marathon (County of); Series 2009 A, Unlimited
     Tax Promissory GO                                 2.50%     12/01/09       2,835          2,872,299
--------------------------------------------------------------------------------------------------------
  Milwaukee (City of); Series 2005 V-8, VRD
     Unlimited Tax Corporate Purpose GO(a)             0.65%     02/01/25      20,200         20,200,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Benevolent Corp. Cedar
     Community); Series 2007, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(d)                           0.63%     06/01/37       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Froedtert & Community
     Health, Inc. Obligated Group); Series 2009 A,
     VRD RB (LOC-U.S. Bank, N.A.)(a)(d)                0.55%     04/01/35       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Grace Lutheran
     Foundation, Inc.); Series 2000, VRD RB
     (LOC-U.S. Bank, N.A.)(a)(d)                       0.67%     06/01/25       2,190          2,190,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Indian Community School
     of Milwaukee, Inc.); Series 2007, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.63%     12/01/36      11,000         11,000,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Lawrence University of
     Wisconsin); Series 2009, Ref. VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.66%     02/01/39       4,200          4,200,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Meriter Hospital,
     Inc.); Series 2008 B, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.55%     12/01/26      15,385         15,385,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

  Wisconsin (State of) Health & Educational
     Facilities Authority (Three Pillars Senior
     Living Communities); Series 2004 B, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.68%     08/15/34     $ 2,615     $    2,615,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Valley Packaging
     Industries, Inc.); Series 2005, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.63%     07/01/35       1,210          1,210,000
========================================================================================================
                                                                                              71,672,299
========================================================================================================


WYOMING-0.44%

  Gillette (City of) (Pacificorp); Series 1988,
     Ref. VRD PCR (LOC-Barclays Bank PLC)(a)(d)(e)     0.60%     01/01/18       9,475          9,475,000
--------------------------------------------------------------------------------------------------------
  Sweetwater (County of) (Pacificorp); Series 1988
     B, Ref. VRD Customized Purchase PCR
     (LOC-Barclays Bank PLC)(a)(d)(e)                  0.55%     01/01/14       2,000          2,000,000
========================================================================================================
                                                                                              11,475,000
========================================================================================================
TOTAL INVESTMENTS(i)(j)-99.52% (Cost
  $2,626,578,851)                                                                          2,623,883,851
========================================================================================================
OTHER ASSETS LESS LIABILITIES-0.48%                                                           12,598,692
========================================================================================================
NET ASSETS-100.00%                                                                        $2,636,482,543
________________________________________________________________________________________________________
========================================================================================================




Investment Abbreviations:

BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificates of Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
Gtd.     - Guaranteed
IDR      - Industrial Development Revenue Bonds
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Option Tender
MFH      - Multi-Family Housing
PCR      - Pollution Control Revenue Bonds
PUTTERs  - Putable Tax-Exempt Receipts
RAC      - Revenue Anticipation Certificates
RAN      - Revenue Anticipation Notes
RB       - Revenue Bonds
Ref.     - Refunding
RN       - Revenue Notes
Sr.      - Senior
Sub.     - Subordinated
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand


Notes to Schedule of Investments:

(a) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2009.
(b) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2009 was $229,500,000, which represented 8.70% of the Fund's Net Assets.
(d) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5% each.
(f) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)   Secured by an escrow fund of U.S. government obligations.
(h)   Advance refunded.
(i)   Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO



(j) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

      ENTITIES                                                       PERCENTAGE
      -------------------------------------------------------------------------
      Bank of America, N.A.                                             11.1%
      -------------------------------------------------------------------------
      Branch Banking & Trust Co.                                         7.7
      -------------------------------------------------------------------------
      JPMorgan Chase Bank, N.A.                                          7.7
      -------------------------------------------------------------------------
      SunTrust Bank                                                      7.4
      -------------------------------------------------------------------------
      Wells Fargo Bank, N.A.                                             7.1
      -------------------------------------------------------------------------
      U.S. Bank, N.A.                                                    6.6
      -------------------------------------------------------------------------
      Federal National Mortgage Association                              5.1
      _________________________________________________________________________
      =========================================================================



FUND COMPOSITION BY MATURITY

In days, as of 2/28/09



-------------------------------------------------------------------------
1-7                                                                  80.2%
-------------------------------------------------------------------------
8-30                                                                  0.4
-------------------------------------------------------------------------
31-90                                                                 8.6
-------------------------------------------------------------------------
91-180                                                                4.7
-------------------------------------------------------------------------
181+                                                                  6.1
_________________________________________________________________________
=========================================================================



The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2009
(Unaudited)




                                                                                      GOVERNMENT &     GOVERNMENT       TAX-FREE
                                LIQUID ASSETS      STIC PRIME         TREASURY           AGENCY       TAXADVANTAGE    CASH RESERVE
                                  PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO       PORTFOLIO
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------

ASSETS:

Investments, at value and
  cost                         $21,900,740,145   $6,793,778,778   $10,420,676,722   $ 7,188,550,644   $367,619,731   $2,623,883,851
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
Repurchase agreements, at
  value and cost                 2,397,575,508               --    14,659,702,603     6,588,081,958             --               --
============================   ===============   ==============   ===============   ===============   ============   ==============
     Total investments, at
       value and cost           24,298,315,653    6,793,778,778    25,080,379,325    13,776,632,602    367,619,731    2,623,883,851
============================   ===============   ==============   ===============   ===============   ============   ==============
Cash                                        --               --                --            26,425             --        1,957,066
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
Receivables for:
  Investments sold                          --               --                --                --             --       42,680,509
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
  Investments matured               10,000,000               --                --                --             --               --
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
  Interest                          17,371,804          371,081        11,873,458         6,877,190        262,742        5,950,399
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
  Fund expenses absorbed                    --            5,095           277,689                --         12,794            8,096
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
Investment for trustee
  deferred compensation and
  retirement plans                     261,147          138,268           109,003            37,123         26,093           49,101
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
Other assets                         1,647,991          739,483         1,714,678           764,227         50,066          323,706
============================   ===============   ==============   ===============   ===============   ============   ==============
     Total assets               24,327,596,595    6,795,032,705    25,094,354,153    13,784,337,567    367,971,426    2,674,852,728
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============


LIABILITIES:

Payables for:
  Investments purchased                     --               --                --                --             --       36,859,362
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
  Amount due custodian                 686,225               --                --                --             --               --
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
  Dividends                         17,373,357        1,459,788         4,795,307         5,479,915        136,851          880,635
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
  Accrued fees to affiliates         1,040,293          388,878         1,510,225           628,584         20,359          140,166
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
  Accrued operating expenses           394,703          144,301           374,387           150,115         34,099          144,789
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
Trustee deferred
  compensation and
  retirement plans                   2,295,539          929,174           881,615           317,564         65,147          345,233
============================   ===============   ==============   ===============   ===============   ============   ==============
     Total liabilities              21,790,117        2,922,141         7,561,534         6,576,178        256,456       38,370,185
============================   ===============   ==============   ===============   ===============   ============   ==============
Net assets applicable to
  shares outstanding           $24,305,806,478   $6,792,110,564   $25,086,792,619   $13,777,761,389   $367,714,970   $2,636,482,543
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============


NET ASSETS CONSIST OF:

Shares of beneficial
  interest                     $24,304,289,206   $6,791,055,988   $25,085,743,287   $13,777,321,440   $367,665,193   $2,636,502,327
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
Undistributed net investment
  income                             2,058,251          780,700           320,482           252,741          4,022               --
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
Undistributed net realized
  gain (loss)                         (540,979)         273,876           728,850           187,208         45,755          (19,784)
============================   ===============   ==============   ===============   ===============   ============   ==============
                               $24,305,806,478   $6,792,110,564   $25,086,792,619   $13,777,761,389   $367,714,970   $2,636,482,543
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        SHORT-TERM INVESTMENTS TRUST

February 28, 2009
(Unaudited)


                                                                                      GOVERNMENT &     GOVERNMENT       TAX-FREE
                                LIQUID ASSETS      STIC PRIME         TREASURY           AGENCY       TAXADVANTAGE    CASH RESERVE
                                  PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO       PORTFOLIO
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------

NET ASSETS:

Institutional Class            $16,594,555,984   $3,868,035,551   $ 7,779,019,865   $ 8,808,689,475   $252,874,255   $1,476,419,942
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Private Investment Class       $   730,177,555   $  541,156,691   $ 1,062,357,815   $   575,335,088   $ 50,113,686   $  234,899,374
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Personal Investment Class      $   122,859,543   $  314,704,521   $   390,197,762   $    20,364,096   $ 12,673,550   $    9,018,572
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Cash Management Class          $ 3,363,445,752   $1,138,786,596   $12,858,651,209   $ 1,565,498,488   $ 20,811,292   $  619,130,833
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Reserve Class                  $    39,014,205   $   14,294,021   $    53,169,602   $   153,035,621   $  3,522,325   $   22,639,754
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Resource Class                 $   864,191,281   $  264,719,877   $   555,814,741   $   725,760,722   $ 27,705,322   $  197,348,203
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Corporate Class                $ 2,591,562,158   $  650,413,307   $ 2,387,581,625   $ 1,929,077,899   $     14,540   $   77,025,865
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class             16,593,266,107    3,868,441,112     7,778,689,443     8,808,469,287    252,815,689    1,476,368,262
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Private Investment Class           730,149,044      541,229,740     1,062,292,606       575,286,586     50,134,361      234,875,593
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Personal Investment Class          122,845,964      314,634,523       390,115,238        20,360,327     12,674,374        9,014,548
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Cash Management Class            3,363,237,126    1,138,782,915    12,858,149,632     1,565,427,439     20,806,102      619,141,211
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Reserve Class                       39,008,970       14,306,330        53,145,020       153,036,241      3,520,537       22,636,292
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Resource Class                     864,186,256      264,693,393       555,761,198       725,722,937     27,702,975      197,340,400
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Corporate Class                  2,591,595,237      650,397,959     2,387,579,706     1,929,053,855         14,541       77,042,528
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Net asset value, offering
  and redemption price per
  share for each class         $          1.00   $         1.00   $          1.00   $          1.00   $       1.00   $         1.00
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF OPERATIONS

For the six months ended February 28, 2009
(Unaudited)



                                                                                       GOVERNMENT &     GOVERNMENT       TAX-FREE
                                       LIQUID ASSETS     STIC PRIME      TREASURY         AGENCY       TAXADVANTAGE    CASH RESERVE
                                         PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------

INVESTMENT INCOME:

Interest                                $225,563,718    $57,423,442    $ 86,211,791     $56,111,854     $1,894,201      $26,289,851
====================================   =============    ===========    ============    ============    ============    ============


EXPENSES:

Advisory fees                             15,845,678      5,064,376      17,854,969       4,690,949        332,572        2,950,445
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Administrative services fees                 569,818        354,192         610,004         393,633         71,243          287,858
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Custodian fees                               404,519        148,371         493,663         176,939          7,599           66,246
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Distribution fees:
  Private Investment Class                 1,832,042      1,546,307       3,128,807       1,396,861        101,593          630,823
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Personal Investment Class                  517,513      1,470,069       1,524,940         102,270         57,959           45,519
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Cash Management Class                    1,216,199        634,255       6,064,099         762,903         10,910          366,611
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Reserve Class                              270,806        137,587         267,476         715,301         56,445          135,047
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Resource Class                             908,886        307,765         639,040         619,538         26,676          209,003
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Corporate Class                            232,654         66,092         299,408         122,103              2           16,317
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Transfer agent fees                          950,741        303,862       1,071,298         422,185         16,235          127,191
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Trustees' and officers' fees and
  benefits                                   400,809        128,217         330,042         124,872         13,385           60,615
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Treasury Guarantee Program Fee             3,823,131      1,354,968       3,898,077       1,591,848         62,888          526,893
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Other                                        830,213        263,563         574,993         233,911         97,759          215,505
====================================   =============    ===========    ============    ============    ============    ============
     Total expenses                       27,803,009     11,779,624      36,756,816      11,353,313        855,266        5,638,073
====================================   =============    ===========    ============    ============    ============    ============
Less: Fees waived                         (7,457,824)    (3,519,142)    (10,100,298)     (1,436,754)      (414,340)      (1,040,500)
====================================   =============    ===========    ============    ============    ============    ============
     Net expenses                         20,345,185      8,260,482      26,656,518       9,916,559        440,926        4,597,573
====================================   =============    ===========    ============    ============    ============    ============
Net investment income                    205,218,533     49,162,960      59,555,273      46,195,295      1,453,275       21,692,278
====================================   =============    ===========    ============    ============    ============    ============
Net realized gain (loss) from
  investment securities*                    (787,407)       273,920         253,097         166,145         10,552              814
====================================   =============    ===========    ============    ============    ============    ============
Net increase in net assets resulting
  from operations                       $204,431,126    $49,436,880    $ 59,808,370     $46,361,440     $1,463,827      $21,693,092
____________________________________   _____________    ___________    ____________    ____________    ____________    ____________
====================================   =============    ===========    ============    ============    ============    ============



* Includes net gains (losses) from securities sold to affiliates of $(23,999) for STIC Prime Portfolio.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2009 and the year ended August 31, 2008 (Unaudited)



                                                               LIQUID ASSETS PORTFOLIO                STIC PRIME PORTFOLIO
                                                         ----------------------------------    ---------------------------------
                                                           FEBRUARY 28,        AUGUST 31,        FEBRUARY 28,       AUGUST 31,
                                                               2009               2008               2009              2008
------------------------------------------------------   ----------------------------------    ---------------------------------

OPERATIONS:

  Net investment income                                  $   205,218,533    $   986,572,354    $    49,162,960    $  272,687,296
------------------------------------------------------   ----------------------------------    ---------------------------------
  Net realized gain (loss)                                      (787,407)         1,539,599            273,920             3,889
======================================================   ==================================    =================================
     Net increase in net assets resulting from
       operations                                            204,431,126        988,111,953         49,436,880       272,691,185
======================================================   ==================================    =================================

Distributions to shareholders from net investment
  income:
  Institutional Class                                       (152,100,232)      (773,192,230)       (28,595,646)     (146,818,532)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                    (6,319,653)       (31,025,738)        (3,873,537)      (23,117,055)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                   (1,025,029)        (2,841,961)        (2,053,699)      (13,040,776)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                      (22,650,672)      (109,567,367)        (9,660,163)      (58,987,907)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                                 (341,247)        (1,010,156)          (135,739)       (1,359,320)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                              (8,240,441)       (35,278,874)        (2,281,955)      (17,656,026)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                            (14,538,986)       (33,658,480)        (2,562,288)      (11,706,176)
======================================================   ==================================    =================================
     Total distributions from net investment income         (205,216,260)      (986,574,806)       (49,163,027)     (272,685,792)
======================================================   ==================================    =================================

Distributions to shareholders from net realized gains:
  Institutional Class                                                 --           (197,561)                --                --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                            --            (10,599)                --                --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                           --               (899)                --                --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                               --            (26,909)                --                --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                                       --               (320)                --                --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                                      --             (9,119)                --                --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                                     --             (5,486)                --                --
======================================================   ==================================    =================================
     Total distributions from net realized gains                      --           (250,893)                --                --
======================================================   ==================================    =================================
Share transactions-net:
  Institutional Class                                     (7,972,364,759)     6,485,194,440     (1,436,904,323)    1,825,565,067
------------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                  (145,366,683)       (10,251,643)      (159,717,873)       68,020,412
------------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                    4,090,381         37,348,782        (91,384,914)       (3,886,620)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                      364,811,619       (399,381,658)      (447,492,531)     (560,320,917)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                              (30,069,226)        29,830,265        (51,454,928)       34,800,968
------------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                            (345,264,445)        80,942,475       (217,922,950)      (87,586,032)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                            100,429,296      1,854,984,427        261,226,434      (227,262,617)
======================================================   ==================================    =================================
     Net increase (decrease) in net assets resulting
       from share transactions                            (8,023,733,817)     8,078,667,088     (2,143,651,085)    1,049,330,261
======================================================   ==================================    =================================
     Net increase (decrease) in net assets                (8,024,518,951)     8,079,953,342     (2,143,377,232)    1,049,335,654
======================================================   ==================================    =================================


NET ASSETS:

  Beginning of period                                     32,330,325,429     24,250,372,087      8,935,487,796     7,886,152,142
======================================================   ==================================    =================================
  End of period*                                         $24,305,806,478    $32,330,325,429    $ 6,792,110,564    $8,935,487,796
======================================================   ==================================    =================================
  * Includes accumulated undistributed net investment
     income                                              $     2,058,251    $     2,055,978    $       780,700    $      780,767
______________________________________________________   __________________________________    _________________________________
======================================================   ==================================    =================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        SHORT-TERM INVESTMENTS TRUST

For the six months ended February 28, 2009 and the year ended August 31, 2008 (Unaudited)


                                                                                                         GOVERNMENT &
                                                                TREASURY PORTFOLIO                     AGENCY PORTFOLIO
                                                        ----------------------------------    ---------------------------------
                                                          FEBRUARY 28,        AUGUST 31,        FEBRUARY 28,       AUGUST 31,
                                                              2009               2008               2009              2008
-----------------------------------------------------   ----------------------------------    ---------------------------------

OPERATIONS:

  Net investment income                                 $    59,555,273    $   335,668,195    $    46,195,295    $  132,995,480
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Net realized gain                                             253,097            796,700            166,145            21,064
=====================================================   ==================================    =================================
     Net increase in net assets resulting from
       operations                                            59,808,370        336,464,895         46,361,440       133,016,544
=====================================================   ==================================    =================================

Distributions to shareholders from net investment
  income:
  Institutional Class                                       (20,906,753)      (126,788,023)       (28,867,576)      (58,248,057)
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                   (2,000,380)       (27,955,769)        (2,362,548)      (17,305,969)
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                    (450,860)        (9,294,539)           (87,773)         (972,652)
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                     (29,812,582)      (129,692,421)        (8,243,748)      (32,835,514)
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                                 (31,787)        (1,376,658)          (265,584)       (2,453,107)
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                             (1,491,721)       (13,276,060)        (2,803,485)       (9,649,256)
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                            (4,861,190)       (27,284,725)        (3,564,571)      (11,530,925)
=====================================================   ==================================    =================================
     Total distributions from net investment income         (59,555,273)      (335,668,195)       (46,195,285)     (132,995,480)
=====================================================   ==================================    =================================

Distributions to shareholders from net realized
  gains:
  Institutional Class                                                --           (473,796)                --                --
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                           --           (118,403)                --                --
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                          --            (50,942)                --                --
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                              --           (448,296)                --                --
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                                      --             (8,834)                --                --
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                                     --            (63,609)                --                --
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                                    --            (97,084)                --                --
=====================================================   ==================================    =================================
     Total distributions from net realized gains                     --         (1,260,964)                --                --
=====================================================   ==================================    =================================
Share transactions-net:
  Institutional Class                                     3,139,771,159      1,333,176,443      6,837,136,968       642,476,996
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                  (91,438,785)       (96,814,017)        70,629,588       (94,346,600)
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                 (80,889,552)        56,460,674         (9,400,270)        3,165,254
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                   5,301,653,214      4,723,195,817        537,428,438       297,723,799
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                              16,777,367        (33,371,096)        17,927,194       118,160,663
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                            (73,395,557)       253,473,111        400,058,182        28,128,419
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                         1,528,097,012        411,359,642      1,901,867,733      (290,582,602)
=====================================================   ==================================    =================================
     Net increase (decrease) in net assets resulting
       from share transactions                            9,740,574,858      6,647,480,574      9,755,647,833       704,725,929
=====================================================   ==================================    =================================
     Net increase (decrease) in net assets                9,740,827,955      6,647,016,310      9,755,813,988       704,746,993
=====================================================   ==================================    =================================


NET ASSETS:

  Beginning of period                                    15,345,964,664      8,698,948,354      4,021,947,401     3,317,200,408
=====================================================   ==================================    =================================
  End of period*                                        $25,086,792,619    $15,345,964,664    $13,777,761,389    $4,021,947,401
=====================================================   ==================================    =================================
  * Includes accumulated undistributed net investment
     income                                             $       320,482    $       320,482    $       252,741    $      252,731
_____________________________________________________   __________________________________    _________________________________
=====================================================   ==================================    =================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        SHORT-TERM INVESTMENTS TRUST

For the six months ended February 28, 2009 and the year ended August 31, 2008 (Unaudited)


                                                                                      GOVERNMENT
                                                                                TAXADVANTAGE PORTFOLIO
                                                                           -------------------------------
                                                                            FEBRUARY 28,      AUGUST 31,
                                                                                2009             2008
------------------------------------------------------------------------   -------------------------------

OPERATIONS:

  Net investment income                                                     $  1,453,275     $  21,110,389
------------------------------------------------------------------------   -------------------------------
  Net realized gain                                                               10,552            35,203
========================================================================   ===============================
     Net increase in net assets resulting from operations                      1,463,827        21,145,592
========================================================================   ===============================

Distributions to shareholders from net investment income:
  Institutional Class                                                         (1,054,691)      (15,069,110)
------------------------------------------------------------------------   -------------------------------
  Private Investment Class                                                      (145,829)       (1,337,006)
------------------------------------------------------------------------   -------------------------------
  Personal Investment Class                                                      (31,171)         (320,868)
------------------------------------------------------------------------   -------------------------------
  Cash Management Class                                                          (97,358)       (1,954,141)
------------------------------------------------------------------------   -------------------------------
  Reserve Class                                                                  (17,436)         (318,949)
------------------------------------------------------------------------   -------------------------------
  Resource Class                                                                (107,189)       (1,927,247)
------------------------------------------------------------------------   -------------------------------
  Corporate Class                                                                    (67)         (182,620)
========================================================================   ===============================
     Total distributions from net investment income                           (1,453,741)      (21,109,941)
========================================================================   ===============================

Distributions to shareholders from net realized gains:
  Institutional Class                                                                 --                --
------------------------------------------------------------------------   -------------------------------
  Private Investment Class                                                            --                --
------------------------------------------------------------------------   -------------------------------
  Personal Investment Class                                                           --                --
------------------------------------------------------------------------   -------------------------------
  Cash Management Class                                                               --                --
------------------------------------------------------------------------   -------------------------------
  Reserve Class                                                                       --                --
------------------------------------------------------------------------   -------------------------------
  Resource Class                                                                      --                --
------------------------------------------------------------------------   -------------------------------
  Corporate Class                                                                     --                --
========================================================================   ===============================
     Total distributions from net realized gains                                     --                --
========================================================================   ===============================
Share transactions-net:
  Institutional Class                                                         25,885,883       (94,498,613)
------------------------------------------------------------------------   -------------------------------
  Private Investment Class                                                     9,572,362        (2,781,236)
------------------------------------------------------------------------   -------------------------------
  Personal Investment Class                                                    1,428,236           258,055
------------------------------------------------------------------------   -------------------------------
  Cash Management Class                                                       (8,289,800)      (64,212,095)
------------------------------------------------------------------------   -------------------------------
  Reserve Class                                                               (8,999,407)          576,416
------------------------------------------------------------------------   -------------------------------
  Resource Class                                                              (6,416,930)      (19,110,119)
------------------------------------------------------------------------   -------------------------------
  Corporate Class                                                                     86               490
========================================================================   ===============================
     Net increase (decrease) in net assets resulting from share
       transactions                                                           13,180,430      (179,767,102)
========================================================================   ===============================
     Net increase (decrease) in net assets                                    13,190,516      (179,731,451)
========================================================================   ===============================


NET ASSETS:

  Beginning of period                                                        354,524,454       534,255,905
========================================================================   ===============================
  End of period*                                                            $367,714,970     $ 354,524,454
========================================================================   ===============================
  * Includes accumulated undistributed net investment income                $      4,022     $       4,488
________________________________________________________________________   _______________________________
========================================================================   ===============================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2009, the period April 1, 2008 through August 31, 2008 and the year ended March 31, 2008
(Unaudited)



                                                                        TAX-FREE CASH RESERVE PORTFOLIO
                                                            -------------------------------------------------------
                                                            SIX MONTHS ENDED    FIVE MONTHS ENDED      YEAR ENDED
                                                              FEBRUARY 28,          AUGUST 31,          MARCH 31,
                                                                  2009                 2008               2008
---------------------------------------------------------   -------------------------------------------------------

OPERATIONS:

  Net investment income                                      $   21,692,278      $    28,410,124     $  128,045,234
---------------------------------------------------------   -------------------------------------------------------
  Net realized gain (loss)                                              814               52,717            (64,510)
=========================================================   =======================================================
     Net increase in net assets resulting from operations        21,693,092           28,462,841        127,980,724
=========================================================   =======================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (11,600,208)         (18,070,278)       (90,092,433)
---------------------------------------------------------   -------------------------------------------------------
  Private Investment Class                                       (1,726,279)          (1,635,408)        (5,907,971)
---------------------------------------------------------   -------------------------------------------------------
  Personal Investment Class                                         (61,037)            (176,216)          (955,425)
---------------------------------------------------------   -------------------------------------------------------
  Cash Management Class                                          (5,761,279)          (6,133,979)       (16,534,933)
---------------------------------------------------------   -------------------------------------------------------
  Reserve Class                                                    (135,593)            (211,018)          (393,176)
---------------------------------------------------------   -------------------------------------------------------
  Resource Class                                                 (1,500,964)          (1,617,168)        (8,334,594)
---------------------------------------------------------   -------------------------------------------------------
  Corporate Class                                                  (906,918)            (566,057)        (5,826,702)
=========================================================   =======================================================
     Total distributions from net investment income             (21,692,278)         (28,410,124)      (128,045,234)
=========================================================   =======================================================
Share transactions-net:
  Institutional Class                                          (289,097,815)      (1,491,090,115)       386,399,200
---------------------------------------------------------   -------------------------------------------------------
  Private Investment Class                                      (65,999,164)          51,524,057         64,205,316
---------------------------------------------------------   -------------------------------------------------------
  Personal Investment Class                                     (31,125,413)           5,678,676            794,543
---------------------------------------------------------   -------------------------------------------------------
  Cash Management Class                                        (276,766,363)         106,134,034         68,418,687
---------------------------------------------------------   -------------------------------------------------------
  Reserve Class                                                 (20,483,994)         (17,665,380)        48,055,399
---------------------------------------------------------   -------------------------------------------------------
  Resource Class                                                (64,150,359)          19,122,544       (138,677,567)
---------------------------------------------------------   -------------------------------------------------------
  Corporate Class                                                34,197,848         (103,848,507)       (13,522,471)
=========================================================   =======================================================
     Net increase (decrease) in net assets resulting from
       share transactions                                      (713,425,260)      (1,430,144,691)       415,673,107
=========================================================   =======================================================
     Net increase (decrease) in net assets                     (713,424,446)      (1,430,091,974)       415,608,597
=========================================================   =======================================================


NET ASSETS:

  Beginning of period                                         3,349,906,989        4,779,998,963      4,364,390,366
=========================================================   =======================================================
  End of period*                                             $2,636,482,543      $ 3,349,906,989     $4,779,998,963
=========================================================   =======================================================
  * Includes accumulated undistributed net investment
     income                                                  $            0      $             0     $            0
_________________________________________________________   _______________________________________________________
=========================================================   =======================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50        SHORT-TERM INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS

February 28, 2009
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a "Fund"). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the "Funds"). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

  The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity for Tax-Free Cash Reserve Portfolio.

  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

        Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

        The Funds may periodically participate in litigation related to each Fund's investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund's investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

        The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

        Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.


51        SHORT-TERM INVESTMENTS TRUST

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. TREASURY GUARANTEE PROGRAM -- On October 6, 2008, The Board of Trustees approved the participation of the Funds in the U.S. Department of Treasury's (the "Treasury") Temporary Guarantee Program for Money Market Funds (the "Program"). Under the Program, the Treasury Department will guarantee shareholders in a Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share value at the time of liquidation is less than $0.995. On April 7, 2009, the Funds Board approved Liquid Assets Portfolio, STIC Prime Portfolio, and Tax-Free Cash Reserve Portfolio to participate in the final extension of the Program through September 18, 2009. The Fund will pay a fee to participate in the Program based on a percentage of the share value of the Fund as of September 18, 2008. The fee is paid at the time of continued participation in the Program and allocated pro rata over the remaining term of the extension. The Fund will bear this expense without regard to any expense limitation currently in effect.

J. OTHER RISKS -- Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

        The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

        The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

        Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund's investments in municipal securities.

        There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

K. REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Advisor at an annual rate based on each Funds' average daily net assets as follows, respectively:

                                                         FIRST $250     NEXT $250     OVER $500
                                                           MILLION       MILLION       MILLION
-----------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                     0.15%          0.15%         0.15%
-----------------------------------------------------------------------------------------------
STIC Prime Portfolio                                        0.15%          0.15%         0.15%
-----------------------------------------------------------------------------------------------
Treasury Portfolio                                          0.15%          0.15%         0.15%
-----------------------------------------------------------------------------------------------
Government & Agency Portfolio                               0.10%          0.10%         0.10%
-----------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                           0.20%          0.15%         0.10%
-----------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                             0.25%          0.25%         0.20%
-----------------------------------------------------------------------------------------------





52        SHORT-TERM INVESTMENTS TRUST

  Under the terms of a master sub-advisory agreement approved by shareholders of the Funds between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Funds, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Through at least June 30, 2009, the Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% for each Fund, except for Tax-Free Cash Reserve Portfolio which is limited to 0.22%, based on average daily net assets of such Fund, respectively. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items, including payments to participate in the United States Treasury Temporary Guarantee Program (the "Program"); (v) expenses related to a merger or reorganization, as approved by the Funds' Board of Trustees; and (vi) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Funds may benefit are in the form of credits that the Funds may receive from banks where the Funds or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Funds.

  For the six months ended February 28, 2009, the Advisor waived advisory fees and /or reimbursed Fund expenses in the following amounts:

Liquid Assets Portfolio                                     $6,308,559
----------------------------------------------------------------------
STIC Prime Portfolio                                         2,200,361
----------------------------------------------------------------------
Treasury Portfolio                                           6,643,308
----------------------------------------------------------------------
Government & Agency Portfolio                                  411,245
----------------------------------------------------------------------
Government TaxAdvantage Portfolio                              320,238
----------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                564,183
----------------------------------------------------------------------




  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which each Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which each Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  Under the terms of a master distribution agreement between Invesco Aim Distributors, Inc. ("IADI") and the Trust, IADI acts as the exclusive distributor of each Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

  PRIVATE      PERSONAL        CASH
INVESTMENT    INVESTMENT    MANAGEMENT    RESERVE    RESOURCE    CORPORATE
--------------------------------------------------------------------------
   0.50%         0.75%         0.10%       1.00%       0.20%       0.03%
--------------------------------------------------------------------------




  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA"), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.

  IADI has contractually agreed through at least June 30, 2009, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                       0.30%          0.55%          0.08%        0.87%        0.20%        0.03%
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                          0.30%          0.55%          0.08%        0.87%        0.16%        0.03%
--------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                            0.30%          0.55%          0.08%        0.87%        0.16%        0.03%
--------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                 0.30%          0.55%          0.08%        0.87%        0.16%        0.03%
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio             0.25%          0.55%          0.08%        0.87%        0.16%        0.03%
--------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio               0.25%          0.55%          0.08%        0.87%        0.16%        0.03%
--------------------------------------------------------------------------------------------------------------------------





53        SHORT-TERM INVESTMENTS TRUST

  Pursuant to the agreement above, for the six months ended February 28, 2009, IADI waived Plan fees of:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                    $  732,817      $138,003      $  243,240     $35,205          N/A        N/A
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                          618,523       392,018         126,851      17,886       61,553        N/A
--------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                          1,251,523       406,651       1,212,820      34,772      127,808        N/A
--------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                 558,744        27,272         152,581      92,989      123,908        N/A
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio              50,796        15,456           2,182       7,338        5,335        N/A
--------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio               315,412        12,138          73,322      17,556       41,800        N/A
--------------------------------------------------------------------------------------------------------------------------




  Further, IADI voluntarily waived fees and/or reimbursed expenses in order to increase the Fund's yield. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time, upon consultation with the Board of Trustees, without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2009 are shown below:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                      $    --       $     --          $--        $    --        $--          $--
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                           1,545         89,572           --         10,833         --           --
--------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                            82,830        245,193           --         95,393         --           --
--------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                     --            250           --         69,765         --           --
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                 --          3,997           --          8,998         --           --
--------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                   --          1,488           --         14,601         --           --
--------------------------------------------------------------------------------------------------------------------------




  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered valuation input levels, as of the end of the reporting period, February 28, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                             INVESTMENTS IN SECURITIES
                                                            -----------------------------------------------------------
FUND NAME                                                   LEVEL 1         LEVEL 2         LEVEL 3          TOTAL
-----------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                       $--       $24,298,315,653       $--       $24,298,315,653
-----------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                           --         6,793,778,778        --         6,793,778,778
-----------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                             --        25,080,379,325        --        25,080,379,325
-----------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                  --        13,776,632,602        --        13,776,632,602
-----------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                              --           367,619,731        --           367,619,731
-----------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                --         2,626,578,851        --         2,626,578,851
-----------------------------------------------------------------------------------------------------------------------





54        SHORT-TERM INVESTMENTS TRUST

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

Each Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2009, each Fund engaged in transactions with affiliates as listed below:

                                                                  SECURITIES       SECURITIES       NET REALIZED
                                                                   PURCHASES          SALES        GAINS/(LOSSES)
-----------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                          $754,547,659     $456,018,390        $     --
-----------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                       --       28,327,644         (23,999)
-----------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                                         --               --              --
-----------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                              --               --              --
-----------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                   4,999,972        5,000,000              --
-----------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                   596,516,747      931,607,892              --
-----------------------------------------------------------------------------------------------------------------



NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

  During the six months ended February 28, 2009, the Funds in aggregate paid legal fees of $91,359 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (i) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco Aim, not to exceed the contractually agreed upon rate; or
(ii) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Funds below had a capital loss carryforward as of August 31, 2008 which expires as follows:

                                          CAPITAL LOSS CARRYFORWARD*
--------------------------------------------------------------------------------------------------------------
                                                             AUGUST 31, 2013*     AUGUST 31, 2015*      TOTAL
--------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                $44                $    --         $    44
--------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                      --                 13,734          13,734
--------------------------------------------------------------------------------------------------------------



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.


55        SHORT-TERM INVESTMENTS TRUST

NOTE 8--SHARE INFORMATION

LIQUID ASSETS PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS ENDED                             YEAR ENDED
                                                            FEBRUARY 28, 2009(a)                         AUGUST 31, 2008
                                                    ------------------------------------     --------------------------------------
                                                         SHARES              AMOUNT               SHARES                AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                56,391,873,430     $ 56,391,873,430      242,611,280,919     $ 242,611,280,919
-----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       2,969,451,250        2,969,451,250       15,741,392,603        15,741,392,603
-----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                        595,729,422          595,729,422          579,075,353           579,075,353
-----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              11,231,770,714       11,231,770,714       25,329,466,293        25,329,466,293
-----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         239,024,503          239,024,503          418,024,055           418,024,055
-----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      2,212,043,998        2,212,043,998        5,064,353,845         5,064,353,845
-----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     8,877,260,106        8,877,260,106       15,990,389,827        15,990,389,827
===================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                    72,272,104           72,272,104          315,840,903           315,840,903
-----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                           3,419,053            3,419,053           14,332,034            14,332,034
-----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                            931,530              931,530            2,213,082             2,213,082
-----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  14,352,918           14,352,918           74,242,103            74,242,103
-----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             411,781              411,781              987,190               987,190
-----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          7,739,376            7,739,376           31,419,191            31,419,191
-----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         6,986,755            6,986,755           10,728,123            10,728,123
===================================================================================================================================
Issued in connection with acquisitions:(b)
  Institutional Class                                 1,443,337,310        1,443,337,310                   --                    --
===================================================================================================================================
Reacquired:
  Institutional Class                               (65,879,847,603)     (65,879,847,603)    (236,441,927,382)     (236,441,927,382)
-----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                      (3,118,236,986)      (3,118,236,986)     (15,765,976,280)      (15,765,976,280)
-----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                       (592,570,571)        (592,570,571)        (543,939,653)         (543,939,653)
-----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                   (10,881,312,013)     (10,881,312,013)     (25,803,090,054)      (25,803,090,054)
-----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        (269,505,510)        (269,505,510)        (389,180,980)         (389,180,980)
-----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                     (2,565,047,819)      (2,565,047,819)      (5,014,830,561)       (5,014,830,561)
-----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    (8,783,817,565)      (8,783,817,565)     (14,146,133,523)      (14,146,133,523)
===================================================================================================================================
     Net increase (decrease) in share activity       (8,023,733,817)    $ (8,023,733,817)       8,078,667,088     $   8,078,667,088
___________________________________________________________________________________________________________________________________
===================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 7% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

        In addition, 12% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.
(b) As of the open of business on December 9, 2008, the Fund acquired all the net assets of Liquid Assets Portfolio II pursuant to a plan of reorganization approved by the Trustees of the Fund on December 8, 2008. The acquisition was accomplished by a tax-free exchange of 1,443,337,310 shares of the Fund for 1,443,337,310 shares outstanding of Liquid Assets Portfolio II as of the close of business on December 8, 2008. Each class of Liquid Assets Portfolio II was exchanged for the like class of shares of the Fund based on the relative net asset value of Liquid Assets Portfolio II to the net asset value of the Fund on the close of business, December 8, 2008. Liquid Assets Portfolio II's net assets at that date of $1,443,337,310 were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $19,346,409,541. The aggregate combined net assets of the Fund immediately following the reorganization was $20,789,746,851.


56        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
---------------------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED                           YEAR ENDED
                                                             FEBRUARY 28, 2009(a)                       AUGUST 31, 2008
                                                      ----------------------------------     ------------------------------------
                                                          SHARES              AMOUNT              SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                  7,298,505,088     $ 7,298,505,088      21,383,877,514     $ 21,383,877,514
---------------------------------------------------------------------------------------------------------------------------------
  Private Class                                        2,532,395,397       2,532,395,397       6,609,152,463        6,609,152,463
---------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                       2,506,903,309       2,506,903,309       5,521,580,502        5,521,580,502
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                1,934,310,580       1,934,310,580       6,200,992,322        6,200,992,322
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          160,700,959         160,700,959         629,801,275          629,801,275
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         547,483,367         547,483,367       1,868,876,942        1,868,876,942
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      1,175,801,172       1,175,801,172       2,194,033,150        2,194,033,150
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                      8,919,218           8,919,218          41,300,601           41,300,601
---------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            2,618,493           2,618,493          14,603,803           14,603,803
---------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                           2,340,910           2,340,910          10,759,391           10,759,391
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    9,051,291           9,051,291          42,517,657           42,517,657
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              136,680             136,680             735,735              735,735
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           1,622,310           1,622,310          10,113,783           10,113,783
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            863,806             863,806           9,435,972            9,435,972
=================================================================================================================================
Reacquired:
  Institutional Class                                 (8,744,328,629)     (8,744,328,629)    (19,599,613,048)     (19,599,613,048)
---------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       (2,694,731,763)     (2,694,731,763)     (6,555,735,854)      (6,555,735,854)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                      (2,600,629,133)     (2,600,629,133)     (5,536,226,513)      (5,536,226,513)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                     (2,390,854,402)     (2,390,854,402)     (6,803,830,896)      (6,803,830,896)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (212,292,567)       (212,292,567)       (595,736,042)        (595,736,042)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (767,028,627)       (767,028,627)     (1,966,576,757)      (1,966,576,757)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                       (915,438,544)       (915,438,544)     (2,430,731,739)      (2,430,731,739)
=================================================================================================================================
     Net increase (decrease) in share activity        (2,143,651,085)    $(2,143,651,085)      1,049,330,261     $  1,049,330,261
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


57        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED                            YEAR ENDED
                                                             FEBRUARY 28, 2009(a)                        AUGUST 31, 2008
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 33,604,868,360     $ 33,604,868,360      35,702,477,653     $ 35,702,477,653
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                        4,424,076,321        4,424,076,321      12,408,071,616       12,408,071,616
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                       1,686,064,104        1,686,064,104       3,848,088,844        3,848,088,844
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                               28,688,382,118       28,688,382,118      43,463,616,238       43,463,616,238
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          183,379,007          183,379,007         293,150,353          293,150,353
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       1,389,144,175        1,389,144,175       2,414,003,153        2,414,003,153
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     13,853,411,174       13,853,411,174       9,474,545,118        9,474,545,118
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     11,446,432           11,446,432          41,928,037           41,928,037
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            1,264,912            1,264,912           6,962,558            6,962,558
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                             741,211              741,211           8,446,866            8,446,866
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    6,190,002            6,190,002          56,812,923           56,812,923
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               42,978               42,978             950,382              950,382
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           1,865,471            1,865,471           9,333,747            9,333,747
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          3,693,592            3,693,592          23,001,743           23,001,743
==================================================================================================================================
Reacquired:
  Institutional Class                                (30,476,543,633)     (30,476,543,633)    (34,411,229,247)     (34,411,229,247)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       (4,516,780,018)      (4,516,780,018)    (12,511,848,191)     (12,511,848,191)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                      (1,767,694,867)      (1,767,694,867)     (3,800,075,036)      (3,800,075,036)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                    (23,392,918,906)     (23,392,918,906)    (38,797,233,344)     (38,797,233,344)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (166,644,618)        (166,644,618)       (327,471,831)        (327,471,831)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (1,464,405,203)      (1,464,405,203)     (2,169,863,789)      (2,169,863,789)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    (12,329,007,754)     (12,329,007,754)     (9,086,187,219)      (9,086,187,219)
==================================================================================================================================
     Net increase in share activity                    9,740,574,858     $  9,740,574,858       6,647,480,574     $  6,647,480,574
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


58        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED                            YEAR ENDED
                                                             FEBRUARY 28, 2009(a)                        AUGUST 31, 2008
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 31,394,699,064     $ 31,394,699,064      39,421,527,465     $ 39,421,527,465
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                        1,803,241,252        1,803,241,252       3,329,774,276        3,329,774,276
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                         120,166,334          120,166,334         267,913,494          267,913,494
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                5,452,487,555        5,452,487,555       8,083,319,406        8,083,319,406
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          290,877,949          290,877,949         796,154,027          796,154,027
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       2,190,828,852        2,190,828,852       1,777,768,570        1,777,768,570
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      4,899,880,026        4,899,880,026       5,788,049,900        5,788,049,900
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     18,630,151           18,630,151          35,539,937           35,539,937
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            1,417,379            1,417,379           9,036,583            9,036,583
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                              32,984               32,984             300,434              300,434
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    8,000,706            8,000,706          30,877,868           30,877,868
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              365,553              365,553           2,051,959            2,051,959
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           1,814,474            1,814,474           6,546,978            6,546,978
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          1,419,030            1,419,030          10,452,613           10,452,613
==================================================================================================================================
Reacquired:
  Institutional Class                                (24,576,192,247)     (24,576,192,247)    (38,814,590,406)     (38,814,590,406)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       (1,734,029,043)      (1,734,029,043)     (3,433,157,459)      (3,433,157,459)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                        (129,599,588)        (129,599,588)       (265,048,674)        (265,048,674)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                     (4,923,059,823)      (4,923,059,823)     (7,816,473,475)      (7,816,473,475)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (273,316,308)        (273,316,308)       (680,045,323)        (680,045,323)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (1,792,585,144)      (1,792,585,144)     (1,756,187,129)      (1,756,187,129)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     (2,999,431,323)      (2,999,431,323)     (6,089,085,115)      (6,089,085,115)
==================================================================================================================================
     Net increase in share activity                    9,755,647,833     $  9,755,647,833         704,725,929     $    704,725,929
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


59        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
--------------------------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED                          YEAR ENDED
                                                              FEBRUARY 28, 2009(a)                      AUGUST 31, 2008
                                                       ----------------------------------     ----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   1,242,283,554     $ 1,242,283,554      4,427,902,244     $ 4,427,902,244
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                           152,398,311         152,398,311        472,405,429         472,405,429
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                           86,799,637          86,799,637        126,337,927         126,337,927
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    12,398,835          12,398,835        183,449,680         183,449,680
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            40,160,370          40,160,370        100,382,142         100,382,142
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           14,067,449          14,067,449        158,168,294         158,168,294
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                  --                  --         52,388,000          52,388,000
================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                         934,935             934,935         14,691,932          14,691,932
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                                97,498              97,498            634,488             634,488
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                                   --                  --              6,420               6,420
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       121,189             121,189          2,206,800           2,206,800
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 1,002               1,002              7,655               7,655
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              107,847             107,847          1,745,022           1,745,022
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                  86                  86            182,654             182,654
================================================================================================================================
Reacquired:
  Institutional Class                                  (1,217,332,606)     (1,217,332,606)    (4,537,092,789)     (4,537,092,789)
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                          (142,923,447)       (142,923,447)      (475,821,153)       (475,821,153)
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                          (85,371,401)        (85,371,401)      (126,086,292)       (126,086,292)
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                         (20,809,824)        (20,809,824)      (249,868,575)       (249,868,575)
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (49,160,779)        (49,160,779)       (99,813,381)        (99,813,381)
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          (20,592,226)        (20,592,226)      (179,023,435)       (179,023,435)
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                  --                  --        (52,570,164)        (52,570,164)
================================================================================================================================
     Net increase (decrease) in share activity             13,180,430     $    13,180,430       (179,767,102)    $  (179,767,102)
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 62% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


60        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                   SUMMARY OF SHARE ACTIVITY
-----------------------------------------------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED                         FIVE MONTHS ENDED
                                                 FEBRUARY 28, 2009(a)                        AUGUST 31, 2008
                                        -------------------------------------     -------------------------------------
                                             SHARES               AMOUNT               SHARES               AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                     5,095,497,779       $ 5,095,497,779       7,893,478,906       $ 7,893,478,906
-----------------------------------------------------------------------------------------------------------------------
  Private Class                             302,027,093           302,027,093         334,825,871           334,825,871
-----------------------------------------------------------------------------------------------------------------------
  Personal Class                              7,896,665             7,896,665          32,787,412            32,787,412
-----------------------------------------------------------------------------------------------------------------------
  Cash Management Class                   1,416,763,769         1,416,763,769       1,999,426,502         1,999,426,502
-----------------------------------------------------------------------------------------------------------------------
  Reserve Class                              25,860,115            25,860,115          82,462,913            82,462,913
-----------------------------------------------------------------------------------------------------------------------
  Resource Class                            307,521,594           307,521,594         297,993,734           297,993,734
-----------------------------------------------------------------------------------------------------------------------
  Corporate Class                           585,088,112           585,088,112         400,391,562           400,391,562
=======================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                         3,964,541             3,964,541           8,786,228             8,786,228
-----------------------------------------------------------------------------------------------------------------------
  Private Class                               1,631,235             1,631,235           1,483,611             1,483,611
-----------------------------------------------------------------------------------------------------------------------
  Personal Class                                 13,782                13,782              36,050                36,050
-----------------------------------------------------------------------------------------------------------------------
  Cash Management Class                       5,518,282             5,518,282           5,430,385             5,430,385
-----------------------------------------------------------------------------------------------------------------------
  Reserve Class                                 159,820               159,820             256,853               256,853
-----------------------------------------------------------------------------------------------------------------------
  Resource Class                                819,934               819,934           1,076,175             1,076,175
-----------------------------------------------------------------------------------------------------------------------
  Corporate Class                               604,193               604,193             598,553               598,553
=======================================================================================================================
Reacquired:
  Institutional Class                    (5,388,560,135)       (5,388,560,135)     (9,393,355,249)       (9,393,355,249)
-----------------------------------------------------------------------------------------------------------------------
  Private Class                            (369,657,492)         (369,657,492)       (284,785,425)         (284,785,425)
-----------------------------------------------------------------------------------------------------------------------
  Personal Class                            (39,035,860)          (39,035,860)        (27,144,786)          (27,144,786)
-----------------------------------------------------------------------------------------------------------------------
  Cash Management                        (1,699,048,414)       (1,699,048,414)     (1,898,722,853)       (1,898,722,853)
-----------------------------------------------------------------------------------------------------------------------
  Reserve Class                             (46,503,929)          (46,503,929)       (100,385,146)         (100,385,146)
-----------------------------------------------------------------------------------------------------------------------
  Resource Class                           (372,491,887)         (372,491,887)       (279,947,365)         (279,947,365)
-----------------------------------------------------------------------------------------------------------------------
  Corporate Class                          (551,494,457)         (551,494,457)       (504,838,622)         (504,838,622)
=======================================================================================================================
     Net increase (decrease) in share
       activity                            (713,425,260)      $  (713,425,260)     (1,430,144,691)      $(1,430,144,691)
_______________________________________________________________________________________________________________________
=======================================================================================================================

                                               SUMMARY OF SHARE ACTIVITY
------------------------------------------------------------------------------
                                                      YEAR ENDED
                                                    MARCH 31, 2008
                                        --------------------------------------
                                             SHARES                AMOUNT
------------------------------------------------------------------------------
Sold:
  Institutional Class                     29,180,701,441      $ 29,180,701,441
------------------------------------------------------------------------------
  Private Class                              683,053,539           683,053,539
------------------------------------------------------------------------------
  Personal Class                             147,256,006           147,256,006
------------------------------------------------------------------------------
  Cash Management Class                    6,287,611,982         6,287,611,982
------------------------------------------------------------------------------
  Reserve Class                               89,382,790            89,382,790
------------------------------------------------------------------------------
  Resource Class                           1,682,213,737         1,682,213,737
------------------------------------------------------------------------------
  Corporate Class                          1,492,840,952         1,492,840,952
==============================================================================
Issued as reinvestment of dividends:
  Institutional Class                         50,778,338            50,778,338
------------------------------------------------------------------------------
  Private Class                                4,943,626             4,943,626
------------------------------------------------------------------------------
  Personal Class                                  38,268                38,268
------------------------------------------------------------------------------
  Cash Management Class                       14,407,512            14,407,512
------------------------------------------------------------------------------
  Reserve Class                                  328,466               328,466
------------------------------------------------------------------------------
  Resource Class                               8,318,683             8,318,683
------------------------------------------------------------------------------
  Corporate Class                                843,794               843,794
==============================================================================
Reacquired:
  Institutional Class                    (28,845,080,579)      (28,845,080,579)
------------------------------------------------------------------------------
  Private Class                             (623,791,849)         (623,791,849)
------------------------------------------------------------------------------
  Personal Class                            (146,499,731)         (146,499,731)
------------------------------------------------------------------------------
  Cash Management                         (6,233,600,807)       (6,233,600,807)
------------------------------------------------------------------------------
  Reserve Class                              (41,655,857)          (41,655,857)
------------------------------------------------------------------------------
  Resource Class                          (1,829,209,987)       (1,829,209,987)
------------------------------------------------------------------------------
  Corporate Class                         (1,507,207,217)       (1,507,207,217)
==============================================================================
     Net increase (decrease) in share
       activity                              415,673,107      $    415,673,107
______________________________________________________________________________
==============================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 46% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.



61        SHORT-TERM INVESTMENTS TRUST

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                  RESERVE CLASS

                                                              NET GAINS
                                                             (LOSSES) ON
                                     NET ASSET               SECURITIES                DIVIDENDS  DISTRIBUTIONS
                                       VALUE,       NET         (BOTH     TOTAL FROM   FROM NET      FROM NET
                                     BEGINNING  INVESTMENT  REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL
                                     OF PERIOD    INCOME     UNREALIZED)  OPERATIONS    INCOME        GAINS      DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO
Six months ended 02/28/09              $1.00       $0.01(b)    $(0.00)       $0.01      $(0.01)       $   --         $(0.01)
Year ended 08/31/08                     1.00        0.03(b)      0.00         0.03       (0.03)        (0.00)         (0.03)
Year ended 08/31/07                     1.00        0.04         0.00         0.04       (0.04)           --          (0.04)
Year ended 08/31/06                     1.00        0.05        (0.01)        0.04       (0.04)        (0.00)         (0.04)
Year ended 08/31/05                     1.00        0.02         0.00         0.02       (0.02)           --          (0.02)
Year ended 08/31/04                     1.00        0.00        (0.00)        0.00       (0.00)           --          (0.00)
------------------------------------------------------------------------------------------------------------------------------
STIC PRIME PORTFOLIO
Six months ended 02/28/09               1.00        0.00(b)      0.00         0.00       (0.00)           --          (0.00)
Year ended 08/31/08                     1.00        0.03(b)      0.00         0.03       (0.03)           --          (0.03)
Year ended 08/31/07                     1.00        0.04           --         0.04       (0.04)           --          (0.04)
Year ended 08/31/06                     1.00        0.04           --         0.04       (0.04)           --          (0.04)
Year ended 08/31/05                     1.00        0.02           --         0.02       (0.02)           --          (0.02)
Year ended 08/31/04                     1.00        0.00        (0.00)        0.00       (0.00)           --          (0.00)
------------------------------------------------------------------------------------------------------------------------------
TREASURY PORTFOLIO
Six months ended 02/28/09               1.00        0.00(b)      0.00         0.00       (0.00)           --          (0.00)
Year ended 08/31/08                     1.00        0.02(b)      0.00         0.02       (0.02)        (0.00)         (0.02)
Year ended 08/31/07                     1.00        0.04         0.00         0.04       (0.04)           --          (0.04)
Year ended 08/31/06                     1.00        0.03         0.00         0.03       (0.03)           --          (0.03)
Year ended 08/31/05                     1.00        0.01         0.00         0.01       (0.01)        (0.00)         (0.01)
Year ended 08/31/04                     1.00        0.00         0.00         0.00       (0.00)        (0.00)         (0.00)
------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT & AGENCY PORTFOLIO
Six months ended 02/28/09               1.00        0.00(b)      0.00         0.00       (0.00)           --          (0.00)
Year ended 08/31/08                     1.00        0.03(b)      0.00         0.03       (0.03)           --          (0.03)
Year ended 08/31/07                     1.00        0.04         0.00         0.04       (0.04)           --          (0.04)
Year ended 08/31/06                     1.00        0.04         0.00         0.04       (0.04)           --          (0.04)
Year ended 08/31/05                     1.00        0.02        (0.00)        0.02       (0.02)           --          (0.02)
Year ended 08/31/04                     1.00        0.00        (0.00)        0.00       (0.00)           --          (0.00)
------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT TAXADVANTAGE PORTFOLIO
Six months ended 02/28/09               1.00        0.00(b)      0.00         0.00       (0.00)           --          (0.00)
Year ended 08/31/08                     1.00        0.02(b)      0.00         0.02       (0.02)           --          (0.02)
Year ended 08/31/07                     1.00        0.04         0.00         0.04       (0.04)           --          (0.04)
Year ended 08/31/06                     1.00        0.03         0.00         0.03       (0.03)           --          (0.03)
Year ended 08/31/05                     1.00        0.01         0.00         0.01       (0.01)           --          (0.01)
Year ended 08/31/04                     1.00        0.00(b)      0.00         0.00       (0.00)        (0.00)         (0.00)
------------------------------------------------------------------------------------------------------------------------------
TAX-FREE CASH RESERVE PORTFOLIO
Six months ended 02/28/09               1.00        0.00(b)      0.00         0.00       (0.00)           --          (0.00)
Five months ended 08/31/08              1.00        0.00(b)      0.00         0.00       (0.00)           --          (0.00)
Year ended 03/31/08                     1.00        0.02        (0.00)        0.02       (0.02)           --          (0.02)
Year ended 03/31/07                     1.00        0.03           --         0.03       (0.03)           --          (0.03)
Year ended 03/31/06                     1.00        0.02           --         0.02       (0.02)           --          (0.02)
Year ended 03/31/05                     1.00        0.00           --         0.00       (0.00)           --          (0.00)
Year ended 03/31/04                     1.00        0.00           --         0.00       (0.00)           --          (0.00)
______________________________________________________________________________________________________________________________
==============================================================================================================================

                                                                                RATIO OF          RATIO OF
                                                                                EXPENSES          EXPENSES
                                                                               TO AVERAGE      TO AVERAGE NET  RATIO OF NET
                                                                               NET ASSETS      ASSETS WITHOUT   INVESTMENT
                                      NET ASSET               NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS       INCOME
                                     VALUE, END    TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES   TO AVERAGE
                                      OF PERIOD  RETURN(a)  (000S OMITTED)      ABSORBED          ABSORBED      NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO
Six months ended 02/28/09               $1.00       0.57%      $ 39,014           1.03%(c)          1.22%(c)       1.11%(c)
Year ended 08/31/08                      1.00       2.90         69,076           0.99              1.17           2.77
Year ended 08/31/07                      1.00       4.46         39,244           0.99              1.18           4.38
Year ended 08/31/06                      1.00       3.66         17,424           0.99              1.18           3.63
Year ended 08/31/05                      1.00       1.61        128,244           0.99              1.19           1.57
Year ended 08/31/04                      1.00       0.17         64,942           0.99              1.18           0.17
---------------------------------------------------------------------------------------------------------------------------
STIC PRIME PORTFOLIO
Six months ended 02/28/09                1.00       0.40         14,294           0.95(c)           1.22(c)        0.75(c)
Year ended 08/31/08                      1.00       2.73         65,753           0.99              1.18           2.59
Year ended 08/31/07                      1.00       4.47         30,950           0.99              1.19           4.38
Year ended 08/31/06                      1.00       3.69         55,892           0.99              1.19           3.66
Year ended 08/31/05                      1.00       1.63         66,695           0.99              1.19           1.61
Year ended 08/31/04                      1.00       0.15        108,319           0.99              1.19           0.14
---------------------------------------------------------------------------------------------------------------------------
TREASURY PORTFOLIO
Six months ended 02/28/09                1.00       0.07         53,170           0.67(c)           1.21(c)        0.05(c)
Year ended 08/31/08                      1.00       2.04         36,392           0.99              1.18           1.79
Year ended 08/31/07                      1.00       4.26         69,762           0.99              1.19           4.16
Year ended 08/31/06                      1.00       3.47        133,700           0.99              1.20           3.40
Year ended 08/31/05                      1.00       1.48         77,702           0.99              1.20           1.46
Year ended 08/31/04                      1.00       0.11         79,975           0.98              1.19           0.09
---------------------------------------------------------------------------------------------------------------------------
GOVERNMENT & AGENCY PORTFOLIO
Six months ended 02/28/09                1.00       0.19        153,036           0.93(c)           1.16(c)        0.26(c)
Year ended 08/31/08                      1.00       2.53        135,106           0.99              1.14           2.41
Year ended 08/31/07                      1.00       4.40         16,949           0.99              1.15           4.31
Year ended 08/31/06                      1.00       3.59         21,889           0.99              1.16           3.58
Year ended 08/31/05                      1.00       1.56          4,640           0.99              1.17           1.55
Year ended 08/31/04                      1.00       0.15          2,839           0.99              1.15           0.16
---------------------------------------------------------------------------------------------------------------------------
GOVERNMENT TAXADVANTAGE PORTFOLIO
Six months ended 02/28/09                1.00       0.14          3,522           0.87(c)           1.34(c)        0.18(c)
Year ended 08/31/08                      1.00       2.38         12,521           0.99              1.24           2.43
Year ended 08/31/07                      1.00       4.30         11,944           0.99              1.30           4.21
Year ended 08/31/06                      1.00       3.51            438           0.99              1.37           3.44
Year ended 08/31/05                      1.00       1.50              0           0.99              1.41           1.53
Year ended 08/31/04                      1.00       0.15              1           0.92              1.33           0.18
---------------------------------------------------------------------------------------------------------------------------
TAX-FREE CASH RESERVE PORTFOLIO
Six months ended 02/28/09                1.00       0.41         22,640           1.02(c)           1.30(c)        0.84(c)
Five months ended 08/31/08               1.00       0.36         43,123           1.09(d)           1.25(d)        0.89(d)
Year ended 03/31/08                      1.00       2.38         60,789           1.09              1.25           2.36
Year ended 03/31/07                      1.00       2.52         12,733           1.09              1.25           2.49
Year ended 03/31/06                      1.00       1.64         19,052           1.09              1.27           1.62
Year ended 03/31/05                      1.00       0.38          9,308           1.07              1.27           0.39
Year ended 03/31/04                      1.00       0.08         14,030           0.98              1.27           0.07
___________________________________________________________________________________________________________________________
===========================================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.
(b)  Calculated using average shares outstanding.
(c) Ratios are annualized and based on average daily net assets (000s omitted) of $54,610, $27,745, $53,939, $144,246, $11,383 and $27,233 for Liquid
     Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)  Annualized.


62        SHORT-TERM INVESTMENTS TRUST

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals alleging that the defendants permitted improper market timing and related activity in the AIM Funds.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues were transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On January 5, 2008, the parties reached an agreement in principle to settle both the Consolidated Amended Class Action Complaint and Consolidated Amended Fund Derivative Complaint, subject to the MDL Court approval. Individual class members have the right to object. On December 15, 2008, the parties reached an agreement in principle to settle the Amended Class Action Complaint for Violations of ERISA, subject to the MDL Court approval. Individual class members have the right to object. No payments are required under the settlement; however, the parties agreed that certain limited changes to benefit plans and participants' accounts would be made.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals in the future.

  Management of Invesco Aim and the Fund believe that the outcome of the Pending Litigation and Regulatory Inquiries described above will have no material adverse affect on the Fund or on the ability of Invesco Aim and IADI to provide ongoing services to the Fund.


63        SHORT-TERM INVESTMENTS TRUST

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder in the Reserve Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2008, through February 28, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------------------
                                                                                HYPOTHETICAL
                                                                          (5% ANNUAL RETURN BEFORE
                                                       ACTUAL                     EXPENSES)
                                             ------------------------------------------------------
                                BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                              ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
        RESERVE CLASS           (09/01/08)   (02/28/09)(1)   PERIOD(2)     (02/28/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio         $1,000.00      $1,005.70       $5.12       $1,019.69       $5.16        1.03%
---------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio             1,000.00       1,004.00        4.72        1,020.08        4.76        0.95
---------------------------------------------------------------------------------------------------------------
Treasury Portfolio               1,000.00       1,000.70        3.32        1,021.47        3.36        0.67
---------------------------------------------------------------------------------------------------------------
Government & Agency
  Portfolio                      1,000.00       1,001.90        4.62        1,020.18        4.66        0.93
---------------------------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                      1,000.00       1,001.40        4.32        1,020.48        4.36        0.87
---------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve
  Portfolio                      1,000.00       1,004.10        5.07        1,019.74        5.11        1.02
---------------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Funds for the period September 1, 2008, through February 28, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to each Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


64        SHORT-TERM INVESTMENTS TRUST

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. Qualified persons, including beneficial owners of the Fund's shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. To locate each Fund's portfolio holdings information, access the Fund's overview page. Links to each Fund's complete quarterly holdings will be available on this Web page. Shareholders can also look up the Fund's Form N-Q filings on the SEC website, sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811 -02729 and 002-58287.

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the AIM website, invescoaim. com. On the home page, scroll down and click on "Proxy Policy." The information is also available on the SEC website, sec.gov.

      Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the "About Us" tab, click on "Required Notices" and then click on "Proxy Voting Activity." Next, select the Fund from the drop-down menu. This information is also available on the SEC website, sec.gov.

If used after July 20, 2009, this report must be accompanied by a Fund fact sheet for the most recent month-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

      It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                               [INVESCO AIM LOGO]
                                - SERVICE MARK -

             invescoaim.com       STIT-SAR-7      Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]        RESOURCE CLASS
 - SERVICE MARK -         SHORT-TERM INVESTMENTS TRUST (STIT)
                          Liquid Assets Portfolio
                          STIC Prime Portfolio
                          Treasury Portfolio
                          Government & Agency Portfolio
                          Government TaxAdvantage Portfolio
                          Tax-Free Cash Reserve Portfolio

                          Semiannual Report to Shareholders - February 28, 2009

                               [MOUNTAIN GRAPHIC]

2     Fund Data

3     Letters to Shareholders

4     Schedules of Investments

44    Financial Statements

51    Notes to Financial Statements

62    Financial Highlights

64    Fund Expenses

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $ 1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

INVESCO AIM CASH MANAGEMENT IS A BRAND NAME ENCOMPASSING PRODUCTS AND SERVICES PROVIDED BY ONE OR MORE SUBSIDIARIES OF INVESCO LTD.

Unless otherwise stated, information presented in this report is as of February 28, 2009, and is based on total net assets. Unless otherwise stated, all data provided by Invesco Aim.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND DATA

RESOURCE CLASS DATA AS OF 2/28/09

                                          YIELDS
                                     7-DAY SEC YIELDS
                                       HAD FEES NOT              WEIGHTED AVERAGE MATURITY
                                    BEEN WAIVED AND/OR           RANGE DURING
                           7-DAY      EXPENSES NOT      MONTHLY   REPORTING    AT REPORTING
FUND                    SEC YIELDS   BEEN REIMBURSED     YIELDS    PERIOD       PERIOD END   TOTAL NET ASSETS
Liquid Assets               0.77%          0.72%         0.81%   23 - 55 days     48 days     $864.1 million
STIC Prime                  0.19           0.09          0.19     9 - 28 days     21 days      264.7 million
Treasury                    0.12           0.02          0.14    27 - 54 days     31 days      555.8 million
Government & Agency         0.39           0.33          0.45    15 - 47 days     30 days      725.7 million
Government Tax Advantage    0.30           0.14          0.26    18 - 38 days     23 days       27.7 million
Tax-Free Cash Reserve       0.40           0.33          0.34    25 - 39 days     30 days      197.3 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invescoaim.com for the most recent month-end performance. Investment return will vary. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower. Monthly yields represent annualized results for the month, net of fees and expenses, and exclude any realized capital gains or losses.

2     SHORT-TERM INVESTMENTS TRUST

[CROCKETT PHOTO]

Bruce Crockett

Dear Fellow Shareholders:

Since my last letter, continuing troubles in the global economy and financial markets have negatively affected all investors. Even with the stimulus efforts, considerable anxiety remains about how, when and what kind of a recovery will occur. While no one likes to see investment values decline as sharply as they have recently in many global markets, we can find some consolation in the knowledge that our fund investments are more transparent, more comprehensively governed, and more closely regulated than most other kinds of investments.

      We want to take this opportunity to provide a brief update on our money market funds, which are committed to providing safety, liquidity and yield. These funds' conservative investment philosophy, in place for over 28 years, has served our clients well during this very difficult market environment. For example, since the start of the global credit and liquidity crisis in 2007:

- All portfolios have maintained $1.00 net asset values (NAV) at all times in all of our money market funds;

- All redemption requests were made without interruption in all of our money market funds;

- Invesco Aim did not have to purchase any securities out of any money market fund;

- Invesco Aim did not have to provide any form of capital support to any money market fund; and

- No securities experienced downgrades below Tier 1 quality in any money market fund.

      Your Board has already begun the annual review and management contract renewal process with the continuing goal of making the AIM Funds one of the best and most cost-effective ways for you to invest.

      Please feel free to contact me in writing with your questions or concerns. You can send an email to me at bruce@brucecrockett.com.

Best regards,

/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

[KELLEY PHOTO]

Karen Dunn Kelley

Dear Shareholders:

As I write this letter, the turbulence and uncertainty that characterized financial and credit markets in 2008 continues -- and appears likely to continue for the foreseeable future. Global economic weakness, generally disappointing corporate earnings and credit market turmoil prompted investors to become increasingly risk averse during the six months ended February 28, 2009.

      At the same time investors were pouring money into the relative safety of short-term fixed-income instruments, such as money market funds, the U.S. Federal Reserve (the Fed), in concert with other central banks around the globe, was sharply reducing short-term interest rate targets in an effort to stimulate the economy. This increased demand for short-term fixed-income instruments, together with aggressive action by the Fed, caused money market yields to decline sharply during the reporting period.

      The extraordinary economic and market challenges we face have been met with extraordinary government actions intended to bolster investor confidence, provide much-needed liquidity to the credit markets and jumpstart the economy.

      Regardless of economic or market conditions, Invesco Aim Cash Management, part of Invesco Worldwide Fixed Income, continues to emphasize that safety is of paramount importance to the investment process for all of our money market funds. Our conservative investment philosophy, which has been in place for more than 28 years, has always focused on, and will always focus on, providing safety, liquidity and yield -- in that order -- to our money market fund investors.

      All of us at Invesco Aim Worldwide Fixed Income are dedicated to helping our clients achieve their short-term cash management needs. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Cash Management representatives at 800 659 1005.

Sincerely,

/S/ KAREN DUNN KELLEY

Karen Dunn Kelley
CEO, Invesco Worldwide Fixed Income

3     SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

February 28, 2009
(Unaudited)

LIQUID ASSETS PORTFOLIO



                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER-51.66%(a)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES-8.64%

  Amstel Funding Corp.(b)(c)                          2.65%     03/10/09    $    110,000    $   109,927,125
-----------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          2.90%     03/10/09         300,000        299,782,500
-----------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          1.75%     04/09/09          50,000         49,905,208
-----------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          2.30%     04/20/09         500,000        498,402,778
-----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                    0.60%     04/23/09         109,222        109,125,520
-----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                    0.75%     05/04/09         250,000        249,666,667
-----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                    0.75%     05/11/09         200,000        199,704,167
-----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                    0.75%     05/12/09         225,000        224,662,500
-----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                    0.75%     05/13/09         160,000        159,756,667
-----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                    0.75%     05/19/09         200,000        199,670,833
===========================================================================================================
                                                                                              2,100,603,965
===========================================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-9.16%

  Concord Minutemen Capital Co., LLC
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            1.45%     03/02/09          50,000         49,997,986
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            2.30%     03/02/09         200,000        199,987,222
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            2.30%     03/11/09         200,000        199,872,222
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            1.25%     05/22/09         200,000        199,430,556
-----------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            1.65%     03/02/09         175,000        174,991,979
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            2.30%     03/06/09         200,000        199,936,111
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            0.90%     03/23/09         100,000         99,945,000
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            0.90%     03/24/09          80,000         79,954,000
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(c)                            1.05%     04/13/09         100,000         99,874,583
-----------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC (CEP-Lloyds TSB Bank
     PLC)(b)(c)                                       0.50%     03/02/09         200,000        199,997,222
-----------------------------------------------------------------------------------------------------------
  Legacy Capital Co., LLC-Series A, (Multi
     CEP's-Liberty Hampshire Co., LLC; agent)(c)      2.40%     04/07/09         150,000        149,630,000
-----------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(c)                                      2.30%     03/09/09         114,000        113,941,734
-----------------------------------------------------------------------------------------------------------
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(c)                                      1.05%     04/01/09         100,000         99,909,583
-----------------------------------------------------------------------------------------------------------
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(c)                                      1.05%     04/02/09         100,000         99,906,667
-----------------------------------------------------------------------------------------------------------
  Liberty Street Funding LLC (CEP-Bank of Nova
     Scotia)(b)(c)                                    0.75%     05/15/09         100,000         99,843,750
-----------------------------------------------------------------------------------------------------------
  Variable Funding Capital Co., LLC
     (CEP-Wells Fargo Bank, N.A.)(c)                  1.44%     03/27/09         100,000         99,896,000
-----------------------------------------------------------------------------------------------------------
     (CEP-Wells Fargo Bank, N.A.)(c)                  0.55%     04/14/09           8,300          8,294,421
-----------------------------------------------------------------------------------------------------------
     (CEP-Wells Fargo Bank, N.A.)(c)                  0.55%     04/22/09          50,000         49,960,278
===========================================================================================================
                                                                                              2,225,369,314
===========================================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-14.59%

  Amsterdam Funding Corp.(c)                          0.85%     05/13/09         100,000         99,827,639
-----------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization, LLC(c)               0.60%     04/16/09         100,000         99,923,333
-----------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization, LLC(c)               0.60%     04/17/09         100,000         99,921,667
-----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

  Atlantic Asset Securitization, LLC(c)               0.62%     04/23/09    $    200,000    $   199,817,444
-----------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization, LLC(c)               0.65%     05/05/09         100,000         99,882,639
-----------------------------------------------------------------------------------------------------------
  Barton Capital, LLC(c)                              0.55%     04/02/09         100,097        100,048,064
-----------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(c)                          0.45%     03/25/09          98,364         98,334,491
-----------------------------------------------------------------------------------------------------------
  Clipper Receivables Co., LLC(c)                     0.70%     03/06/09         285,000        284,972,292
-----------------------------------------------------------------------------------------------------------
  Enterprise Funding Co., LLC(c)                      0.67%     05/20/09          72,024         71,916,764
-----------------------------------------------------------------------------------------------------------
  Falcon Asset Securitization Corp.(c)                0.50%     04/13/09         140,000        139,916,389
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.75%     03/17/09          90,000         89,970,000
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.70%     04/14/09          65,000         64,944,389
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.85%     04/20/09         100,312        100,193,576
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.90%     04/24/09         250,000        249,662,500
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.80%     04/28/09          65,000         64,916,222
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.80%     04/29/09         135,000        134,823,000
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.85%     05/05/09         175,000        174,731,424
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 0.90%     05/11/09         300,000        299,467,500
-----------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                      0.50%     03/03/09         150,000        149,995,833
-----------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                      0.55%     03/12/09         150,066        150,040,781
-----------------------------------------------------------------------------------------------------------
  Ranger Funding Co., LLC(c)                          0.68%     05/20/09          78,495         78,376,385
-----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(c)                      0.50%     03/25/09         118,000        117,960,667
-----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(c)                      0.60%     04/07/09         100,000         99,938,333
-----------------------------------------------------------------------------------------------------------
  Thames Asset Global Securitization No. 1,
     Inc.(b)(c)                                       0.65%     03/12/09         219,392        219,348,426
-----------------------------------------------------------------------------------------------------------
  Thames Asset Global Securitization No. 1,
     Inc.(b)(c)                                       0.70%     03/17/09          86,399         86,372,120
-----------------------------------------------------------------------------------------------------------
  Tulip Funding Corp.(b)(c)                           0.80%     04/23/09          80,194         80,099,549
-----------------------------------------------------------------------------------------------------------
  Yorktown Capital LLC(c)                             0.65%     04/23/09          90,525         90,438,373
===========================================================================================================
                                                                                              3,545,839,800
===========================================================================================================


ASSET-BACKED SECURITIES-SECURITIES-6.43%

  Aspen Funding Corp.(c)                              1.85%     03/05/09         150,000        149,969,167
-----------------------------------------------------------------------------------------------------------
  Aspen Funding Corp.(c)                              0.92%     04/23/09         100,000         99,864,555
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         1.20%     03/11/09         165,000        164,945,000
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         1.40%     03/20/09         150,000        149,889,167
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         0.90%     04/07/09          45,000         44,958,375
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         0.90%     04/21/09         143,035        142,852,630
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         1.00%     04/22/09         100,000         99,855,556
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         1.00%     04/24/09          40,000         39,940,000
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         1.05%     04/27/09          95,000         94,842,062
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)         1.05%     05/07/09         140,000        139,726,417
-----------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(c)                            0.92%     04/24/09         100,000         99,862,000
-----------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd/Corp.(b)(c)                       0.70%     03/02/09          95,000         94,998,153
-----------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd/Corp.(b)(c)                       1.85%     03/02/09         140,000        139,992,805
-----------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd/Corp.(b)(c)                       1.05%     04/06/09         100,000         99,895,000
===========================================================================================================
                                                                                              1,561,590,887
===========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-0.33%

  Market Street Funding LLC(c)                        0.33%     03/02/09    $     80,840    $    80,839,259
===========================================================================================================


CONSUMER FINANCE-0.82%

  HSBC Finance Corp.                                  2.05%     03/10/09         200,000        199,897,500
===========================================================================================================


DIVERSIFIED BANKS-8.09%

  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)         0.82%     04/13/09          50,000         49,951,028
-----------------------------------------------------------------------------------------------------------
  Bank of Nova Scotia(b)                              0.77%     05/11/09         160,000        159,757,022
-----------------------------------------------------------------------------------------------------------
  BNP Paribas Finance Inc.(b)                         1.01%     06/19/09          50,000         49,845,695
-----------------------------------------------------------------------------------------------------------
  Calyon North America Inc.(b)                        2.65%     03/13/09          58,250         58,198,546
-----------------------------------------------------------------------------------------------------------
  Calyon North America Inc.(b)                        1.46%     08/18/09         100,000         99,310,556
-----------------------------------------------------------------------------------------------------------
  ING (US) Funding LLC(b)                             0.60%     03/13/09         100,000         99,980,000
-----------------------------------------------------------------------------------------------------------
  ING (US) Funding LLC(b)                             1.30%     04/06/09         175,000        174,772,500
-----------------------------------------------------------------------------------------------------------
  ING (US) Funding LLC(b)                             0.64%     04/09/09         120,000        119,916,800
-----------------------------------------------------------------------------------------------------------
  Landesbank Baden-Wurttemberg(b)                     0.55%     03/12/09         175,000        174,970,590
-----------------------------------------------------------------------------------------------------------
  Lloyds TSB Bank PLC(b)                              2.00%     03/05/09         126,510        126,481,887
-----------------------------------------------------------------------------------------------------------
  Rabobank USA Financial Corp.(b)                     0.74%     05/11/09         110,000        109,839,461
-----------------------------------------------------------------------------------------------------------
  Santander Central Hispano Finance (Delaware)
     Inc.(b)                                          1.10%     06/09/09          70,000         69,786,111
-----------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             1.94%     03/06/09         175,000        174,952,847
-----------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             0.60%     04/14/09         150,000        149,890,000
-----------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             0.65%     04/20/09         150,000        149,864,583
-----------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             0.95%     05/04/09         200,000        199,662,222
===========================================================================================================
                                                                                              1,967,179,848
===========================================================================================================


LIFE & HEALTH INSURANCE-1.03%

  Metlife Short Term Funding, LLC(c)                  0.65%     03/06/09         250,000        249,977,431
===========================================================================================================


PACKAGED FOODS & MEATS-0.41%

  Nestle Capital Corp.(b)(c)                          0.70%     10/06/09         100,000         99,574,167
===========================================================================================================


REGIONAL BANKS-2.16%

  Abbey National North America LLC(b)                 0.51%     03/16/09         200,000        199,957,500
-----------------------------------------------------------------------------------------------------------
  ANZ National (Int'l) Ltd.(b)(c)                     0.75%     04/14/09         125,000        124,885,417
-----------------------------------------------------------------------------------------------------------
  ANZ National (Int'l) Ltd.(b)(c)                     0.76%     04/20/09         100,000         99,894,445
-----------------------------------------------------------------------------------------------------------
  ANZ National (Int'l) Ltd.(b)(c)                     1.09%     05/05/09         100,000         99,803,194
===========================================================================================================
                                                                                                524,540,556
===========================================================================================================
     Total Commercial Paper (Cost $12,555,412,727)                                           12,555,412,727
===========================================================================================================



CERTIFICATES OF DEPOSIT-24.46%

  Abbey National Treasury Services PLC(d)             0.87%     07/15/09         100,000        100,003,510
-----------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.63%     03/09/09          85,000         85,000,187
-----------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.13%     04/14/09         100,000        100,001,213
-----------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               1.75%     04/15/09         150,000        150,001,864
-----------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.27%     05/11/09         150,000        150,002,931
-----------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               1.67%     06/18/09         150,000        150,004,503
-----------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               1.12%     08/19/09         100,000        100,004,724
-----------------------------------------------------------------------------------------------------------
  Bank of Nova Scotia                                 0.60%     04/06/09          50,000         50,000,499
-----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

  Bank of Nova Scotia (United Kingdom)(b)             0.82%     05/18/09    $    100,000    $   100,002,162
-----------------------------------------------------------------------------------------------------------
  Bank of Nova Scotia                                 0.75%     06/24/09         100,000        100,003,187
-----------------------------------------------------------------------------------------------------------
  BNP Paribas                                         0.91%     05/05/09         100,000        100,001,801
-----------------------------------------------------------------------------------------------------------
  BNP Paribas                                         1.42%     05/22/09         150,000        150,003,397
-----------------------------------------------------------------------------------------------------------
  BNP Paribas                                         1.74%     06/18/09         150,000        150,004,503
-----------------------------------------------------------------------------------------------------------
  BNP Paribas                                         1.08%     07/09/09          30,000         30,018,873
-----------------------------------------------------------------------------------------------------------
  BNP Paribas                                         1.21%     08/17/09         150,000        150,006,999
-----------------------------------------------------------------------------------------------------------
  BNP Paribas                                         1.20%     08/19/09         100,000        100,000,000
-----------------------------------------------------------------------------------------------------------
  BNP Paribas (United Kingdom)(b)                     1.00%     07/13/09         100,000        100,003,703
-----------------------------------------------------------------------------------------------------------
  BNP Paribas (United Kingdom)(b)                     1.20%     07/29/09         100,000        100,004,142
-----------------------------------------------------------------------------------------------------------
  Calyon(d)                                           2.41%     03/11/09         100,000        100,000,000
-----------------------------------------------------------------------------------------------------------
  Calyon                                              2.00%     04/20/09         200,000        200,000,000
-----------------------------------------------------------------------------------------------------------
  Calyon                                              1.15%     05/20/09          50,000         50,000,000
-----------------------------------------------------------------------------------------------------------
  Calyon                                              1.25%     06/08/09         200,000        200,000,000
-----------------------------------------------------------------------------------------------------------
  Calyon                                              1.84%     06/29/09         100,000        100,003,303
-----------------------------------------------------------------------------------------------------------
  Calyon                                              0.90%     07/14/09          50,000         50,001,867
-----------------------------------------------------------------------------------------------------------
  Calyon                                              1.30%     07/29/09         100,000        100,000,000
-----------------------------------------------------------------------------------------------------------
  Calyon                                              1.41%     08/11/09         200,000        200,008,991
-----------------------------------------------------------------------------------------------------------
  Credit Suisse(d)                                    2.24%     06/16/09          50,000         49,994,616
-----------------------------------------------------------------------------------------------------------
  HSBC Bank PLC (United Kingdom)(b)                   1.03%     04/02/09         150,000        150,001,330
-----------------------------------------------------------------------------------------------------------
  HSBC Bank PLC (United Kingdom)(b)                   1.46%     10/09/09         100,000        100,006,100
-----------------------------------------------------------------------------------------------------------
  Landesbank Baden-Wurttemberg                        0.57%     03/20/09         150,000        150,000,848
-----------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(b)    1.00%     04/07/09         150,000        150,001,538
-----------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(b)    0.81%     05/12/09         175,000        175,003,493
-----------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(b)    0.82%     05/18/09         100,000        100,002,162
-----------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  3.02%     03/09/09          50,500         50,526,497
-----------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  2.92%     03/16/09          50,000         50,033,447
-----------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  0.76%     05/11/09         150,000        150,002,953
-----------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  0.95%     08/19/09         150,000        150,007,091
-----------------------------------------------------------------------------------------------------------
  Royal Bank of Canada                                0.60%     05/26/09         100,000        100,000,000
-----------------------------------------------------------------------------------------------------------
  Royal Bank of Canada(d)                             2.12%     12/16/09         150,000        150,000,000
-----------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC(d)                       0.75%     08/06/09         250,000        250,000,000
-----------------------------------------------------------------------------------------------------------
  Societe Generale                                    1.00%     05/11/09         125,000        125,000,000
-----------------------------------------------------------------------------------------------------------
  Societe Generale (United Kingdom)(b)                0.93%     04/02/09         100,000        100,000,887
-----------------------------------------------------------------------------------------------------------
  Societe Generale (United Kingdom)(b)                0.76%     05/15/09         130,000        130,002,027
-----------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B.(d)                       1.73%     07/08/09         100,000        100,000,000
-----------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B.(d)                       1.60%     08/26/09         150,000        150,000,000
-----------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                               2.05%     06/16/09         150,000        150,004,412
-----------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                               1.90%     10/02/09         125,000        125,007,360
-----------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                               1.85%     10/05/09         100,000        100,005,971
-----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

  Toronto-Dominion Bank                               1.51%     11/12/09    $     75,000    $    75,005,271
-----------------------------------------------------------------------------------------------------------
  Westpac Banking Corp.                               1.22%     04/16/09         150,000        150,001,909
===========================================================================================================
     Total Certificates of Deposit (Cost
       $5,945,690,271)                                                                        5,945,690,271
===========================================================================================================



MEDIUM-TERM NOTES-6.92%

  Bank of America Corp., Sr. Unsec. Floating Rate
     MTN(d)                                           1.59%     03/24/09         239,910        239,907,708
-----------------------------------------------------------------------------------------------------------
  BBVA U.S. Senior, S.A. Unipersonal, Sr. Unsec.
     Gtd. Unsub. Floating Rate MTN(b)(c)(d)           1.21%     04/17/09         145,000        145,040,088
-----------------------------------------------------------------------------------------------------------
  ING Bank N.V., Sr. Unsec. Floating Rate
     MTN(b)(c)(d)                                     2.22%     09/16/09         100,000        100,000,000
-----------------------------------------------------------------------------------------------------------
  National City Corp., Sr. Unsec. Floating Rate
     MTN(d)                                           1.54%     03/20/09         139,000        139,021,128
-----------------------------------------------------------------------------------------------------------
  Procter & Gamble International Funding S.C.A.,
     Sr. Unsec. Gtd. Floating Rate MTN(d)             1.49%     02/08/10          80,000         80,000,000
-----------------------------------------------------------------------------------------------------------
  Rabobank Nederland, Series 1537 A, Sr. Floating
     Rate MTN(b)(c)(d)                                1.41%     04/06/09         100,000         99,995,583
-----------------------------------------------------------------------------------------------------------
  Royal Bank of Canada, Series C, Sr. Unsec.
     Floating Rate MTN(d)                             1.29%     07/15/09         150,000        150,000,000
-----------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp., Series B, Floating
     Rate MTN(d)                                      0.72%     08/03/09         150,000        150,000,000
-----------------------------------------------------------------------------------------------------------
  Wachovia Bank N.A., Sr. Unsec. Floating Rate
     MTN(d)                                           1.54%     03/23/09         302,026        302,163,540
-----------------------------------------------------------------------------------------------------------
  Wells Fargo & Co., Sr. Unsec. Floating Rate
     Global MTN(d)                                    0.44%     05/01/09          25,000         24,985,295
-----------------------------------------------------------------------------------------------------------
  Wells Fargo Bank, N.A., Sr. Unsec. Floating Rate
     MTN(d)                                           0.91%     09/08/09         250,000        250,000,000
===========================================================================================================
     Total Medium-Term Notes (Cost $1,681,113,342)                                            1,681,113,342
===========================================================================================================



TIME DEPOSITS-2.11%

  ABN-Amro (Cayman Islands)(b)                        0.22%     03/02/09         337,470        337,470,222
-----------------------------------------------------------------------------------------------------------
  Societe Generale (Cayman Islands)(b)                0.22%     03/02/09         175,000        175,000,000
===========================================================================================================
     Total Time Deposits (Cost $512,470,222)                                                    512,470,222
===========================================================================================================



VARIABLE RATE DEMAND NOTES-1.98%(e)

LETTER OF CREDIT ENHANCED-1.98%(F)

  Atlanticare Health Services, Inc.; Series 2003,
     Taxable Bonds (LOC-Wells Fargo Bank, N.A.)       1.00%     10/01/33          16,190         16,190,000
-----------------------------------------------------------------------------------------------------------
  Baltimore (City of), Maryland (Baltimore City
     Parking System Facilities); Series 2008, Ref.
     Taxable RB (LOC-Bank of America, N.A.)           1.00%     07/01/32          23,000         23,000,000
-----------------------------------------------------------------------------------------------------------
  Benjamin Rose Institute (The) (Kethley House);
     Series 2005, Taxable Notes (LOC-JPMorgan
     Chase Bank, N.A.)                                2.23%     12/01/28           1,828          1,828,000
-----------------------------------------------------------------------------------------------------------
  Centerville (City of), Ohio (Bethany Lutheran
     Village Continuing Care Facility Expansion);
     Series 2007 B, Health Care RB (LOC-PNC Bank,
     N.A.)                                            0.60%     11/01/40          22,270         22,270,000
-----------------------------------------------------------------------------------------------------------
  Chattanooga (City of), Tennessee Industrial
     Development Board (BlueCross BlueShield of
     Tennessee Corporate Campus); Series 2008,
     Taxable IDR (LOC-Bank of America, N.A.)          0.85%     01/01/28         101,000        101,000,000
-----------------------------------------------------------------------------------------------------------
  Hillsborough Community College Foundation, Inc.
     (The); Series 2006, Student Housing RB
     (LOC-Bank of America, N.A.)                      0.61%     12/01/33          14,010         14,010,000
-----------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Fenwick High School); Series 1997,
     RB (LOC-JPMorgan Chase Bank, N.A.)               0.63%     03/01/32          10,800         10,800,000
-----------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Revolving Fund Pooled Financing Program);
     Series 1985 C, RB (LOC-JPMorgan Chase Bank,
     N.A.)                                            0.63%     08/01/15          37,650         37,650,000
-----------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Indiana Historical Society, Inc.); Series
     1997, Educational Facilities RB (LOC-JPMorgan
     Chase Bank, N.A.)                                0.63%     08/01/31          14,900         14,900,000
-----------------------------------------------------------------------------------------------------------
  Indiana (State of) Health and Educational
     Facility Financing Authority (Howard Regional
     Health System); Series 2005, Hospital RB
     (LOC- Harris N.A.)                               0.65%     01/01/35          10,000         10,000,000
-----------------------------------------------------------------------------------------------------------
  JPV Capital, LLC (Towers Partners, LLC/Rose
     Street Partners, LLC/515 Michigan Street
     Partners, LLC); Series 1999-A, Taxable Notes
     (LOC- Wells Fargo Bank, N.A.)                    1.50%     12/01/39           5,050          5,050,000
-----------------------------------------------------------------------------------------------------------
  Lucas (County of) Ohio (ProMedica Healthcare
     System); Series 2008 A, Hospital RB (LOC-UBS
     AG)(b)                                           0.72%     11/15/34          21,900         21,900,000
-----------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (Federation of American Societies for
     Experimental Biology); Series 2008, RB
     (LOC-Wells Fargo Bank, N.A.)                     0.61%     07/01/38          15,500         15,500,000
-----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Massachusetts (State of) Development Finance
     Agency (Clark University); Series 2008, RB
     (LOC-TD Bank, N.A.)                              0.53%     10/01/38    $     16,185    $    16,185,000
-----------------------------------------------------------------------------------------------------------
  Mississippi (State of) Development Bank
     (Harrison (County of)); Series 2008 B, Ref.
     Taxable Special Obligation GO Bonds (LOC-Bank
     of America, N.A.)                                0.85%     10/01/31          14,165         14,165,000
-----------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Educational
     Facilities Authority (RiverWoods Co. at
     Exeter, New Hampshire); Series 2008, RB
     (LOC-Bank of America, N.A.)                      0.57%     03/01/38          15,000         15,000,000
-----------------------------------------------------------------------------------------------------------
  NGSP, Inc.; Series 2006, Sec. Taxable RB
     (LOC-Bank of America, N.A.)                      0.85%     06/01/46          52,350         52,350,000
-----------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Sisters of Charity
     Providence Hospitals); Series 2002, Hospital
     RB (LOC-Wells Fargo Bank, N.A.)                  0.62%     11/01/32          36,670         36,670,000
-----------------------------------------------------------------------------------------------------------
  Southeastern California Conference of Seventh-
     Day Adventists; Series 2008, Taxable RB
     (LOC-Bank of America, N.A.)                      1.05%     06/01/25          10,125         10,125,000
-----------------------------------------------------------------------------------------------------------
  Southglenn Metropolitan District; Series 2007,
     Special RB (LOC-BNP Paribas)(b)                  0.67%     12/01/30          27,950         27,950,000
-----------------------------------------------------------------------------------------------------------
  Wilmington (City of), Delaware (Delaware Art
     Museum, Inc.); Series 2003, RB (LOC-Wells
     Fargo Bank, N.A.)                                0.63%     10/01/37          14,800         14,800,000
===========================================================================================================
     Total Variable Rate Demand Notes (Cost
       $481,343,000)                                                                            481,343,000
===========================================================================================================



PROMISSORY NOTES-0.93%

  Goldman Sachs Group Inc. (Acquired 01/23/09;
     Cost $225,000,000)(c)                            0.64%     05/28/09         225,000        225,000,000
===========================================================================================================



U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-0.82%

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-0.82%

  Unsec. Floating Rate Global Notes(d)                1.25%     07/12/10         100,000        100,000,000
-----------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate MTN(d)                         0.59%     01/08/10         100,000        100,000,000
===========================================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $200,000,000)                                                           200,000,000
===========================================================================================================



U.S. TREASURY BILLS-0.82%

  U.S. Treasury Bills(a) (Cost $199,710,583)          0.35%     07/30/09         200,000        199,710,583
===========================================================================================================



FUNDING AGREEMENTS-0.41%

  MetLife Insurance Co. of Connecticut, Floating
     Rate (Acquired 08/27/07; Cost
     $100,000,000)(c)(d)                              1.71%     09/25/09         100,000        100,000,000
===========================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-90.11% (Cost $21,900,740,145)                                                  21,900,740,145
===========================================================================================================


                                                                             REPURCHASE
                                                                               AMOUNT

REPURCHASE AGREEMENTS-9.86%(g)

  Barclays Capital Inc., Joint agreement dated
     02/27/09, aggregate maturing value
     $1,898,147,828 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,936,067,768; 0%-5.50%, 03/05/09-
     12/14/22)                                        0.27%     03/02/09     544,471,449        544,459,199
-----------------------------------------------------------------------------------------------------------


  Barclays Capital Inc., Joint agreement dated
     02/27/09, aggregate maturing value
     $1,915,375,672 (collateralized by U.S.
     Treasury obligations valued at
     $1,953,640,922; 1.13%-8.13%, 12/15/10-
     05/15/30)                                        0.26%     03/02/09     930,651,734        930,631,570
-----------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Joint agreement
     dated 02/27/09, aggregate maturing value
     $1,000,022,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,020,003,099; 0%-6.63%, 04/03/09-
     11/23/35)                                        0.27%     03/02/09     225,005,062        225,000,000
-----------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Joint agreement
     dated 02/27/09, aggregate maturing value
     $200,008,542 (collateralized by U.S.
     Government sponsored agency and Corporate
     obligations valued at $210,000,000; 0%-6.73%,
     01/19/25-02/25/47)(b)                            0.51%     03/02/09     194,711,901        194,703,586
-----------------------------------------------------------------------------------------------------------
  Deutsche Bank Securities Inc., Joint agreement
     dated 02/27/09, aggregate maturing value
     $250,006,042 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $255,000,001; 4.50%-7.00%,
     01/01/19-01/01/39)                               0.29%     03/02/09      77,659,269         77,657,392
-----------------------------------------------------------------------------------------------------------
  Societe Generale, Joint agreement dated
     02/27/09, aggregate maturing value
     $1,000,022,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,020,000,666; 0%-7.00%, 03/03/09-
     08/06/38)                                        0.27%     03/02/09     225,005,063        225,000,000
-----------------------------------------------------------------------------------------------------------
  UBS Securities LLC, Joint agreement dated
     02/27/09, aggregate maturing value
     $800,016,667 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $816,002,665; 0%-8.88%, 07/15/18-
     07/15/29)                                        0.25%     03/02/09     100,002,083        100,000,000
-----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                    INTEREST    MATURITY     REPURCHASE
                                                      RATE        DATE         AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

  Wachovia Capital Markets, LLC, Joint agreement
     dated 02/27/09, aggregate maturing value
     $150,007,656 (collateralized by Corporate
     obligations valued at $157,500,000; 0%-2.10%,
     04/30/12-03/15/28)                               0.61%     03/02/09    $100,128,871    $   100,123,761
===========================================================================================================
     Total Repurchase Agreements (Cost
       $2,397,575,508)                                                                        2,397,575,508
===========================================================================================================
TOTAL INVESTMENTS(h)(i)-99.97% (Cost
  $24,298,315,653)                                                                           24,298,315,653
===========================================================================================================
OTHER ASSETS LESS LIABILITIES-0.03%                                                               7,490,825
===========================================================================================================
NET ASSETS-100.00%                                                                          $24,305,806,478
___________________________________________________________________________________________________________
===========================================================================================================




Investment Abbreviations:

CEP     - Credit Enhancement Provider
GO      - General Obligation Bonds
Gtd.    - Guaranteed
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
MTN     - Medium-Term Notes
Ref.    - Refunding
RB      - Revenue Bonds
Sr.     - Senior
Unsec.  - Unsecured
Unsub.  - Unsubordinated


Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 14.48%; United Kingdom: 11.17%; other countries less than 5% each: 12.19%.
(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2009 was $10,908,364,578, which represented 44.88% of the Fund's Net Assets.
(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2009.
(e) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2009.
(f) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)   Principal amount equals value at period end. See Note 1K.
(h) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.
(i)   Also represents cost for federal income tax purposes.

FUND COMPOSITION BY MATURITY

In days, as of 2/28/09



-------------------------------------------------------------------------
1-7                                                                  27.0%
-------------------------------------------------------------------------
8-30                                                                 17.8
-------------------------------------------------------------------------
31-90                                                                43.4
-------------------------------------------------------------------------
91-180                                                                9.7
-------------------------------------------------------------------------
181+                                                                  2.1
_________________________________________________________________________
=========================================================================



The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

February 28, 2009
(Unaudited)

STIC PRIME PORTFOLIO



                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
----------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER-87.86%(a)

ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-9.58%

  Old Line Funding, LLC(b)                            0.25%     03/02/09    $     96,410    $   96,409,330
----------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                            0.35%     03/06/09          72,435        72,431,479
----------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                            0.30%     03/13/09         150,000       149,985,000
----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         0.45%     03/04/09          50,000        49,998,125
----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         0.45%     03/13/09          36,285        36,279,557
----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         0.43%     03/16/09          28,266        28,260,936
----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         0.48%     03/20/09          73,000        72,981,507
----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         0.55%     04/06/09          37,530        37,509,358
----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         0.55%     04/08/09          90,000        89,947,750
----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         0.45%     04/13/09          16,938        16,928,896
==========================================================================================================
                                                                                               650,731,938
==========================================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-20.69%

  Concord Minutemen Capital Co., LLC-Series A,
     (Multi CEP's-Liberty Hampshire Co., LLC;
     agent)(b)                                        0.85%     03/16/09          60,000        59,978,750
----------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                            0.90%     03/23/09         100,000        99,945,000
----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                            0.90%     03/24/09          45,000        44,974,125
----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                            0.85%     03/27/09          90,000        89,944,750
----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                            1.05%     04/13/09         100,000        99,874,583
----------------------------------------------------------------------------------------------------------
  Kitty Hawk Funding Corp. (CEP-Bank of America,
     N.A.)(b)                                         0.29%     03/12/09          30,000        29,997,388
----------------------------------------------------------------------------------------------------------
  Legacy Capital Co., LLC
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                            1.05%     04/13/09          85,000        84,893,396
----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                            1.05%     04/14/09          80,000        79,897,333
----------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(b)                                      0.95%     03/17/09         130,000       129,945,111
----------------------------------------------------------------------------------------------------------
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(b)                                      1.05%     04/01/09          60,000        59,945,750
----------------------------------------------------------------------------------------------------------
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(b)                                      1.05%     04/13/09         100,000        99,874,583
----------------------------------------------------------------------------------------------------------
  Ticonderoga Funding LLC (CEP-Bank of America,
     N.A.)(b)                                         0.50%     03/19/09         220,600       220,544,850
----------------------------------------------------------------------------------------------------------
  Variable Funding Capital Co., LLC
     (CEP-Wells Fargo Bank, N.A.)(b)                  0.50%     03/06/09         200,000       199,986,111
----------------------------------------------------------------------------------------------------------
     (CEP-Wells Fargo Bank, N.A.)(b)                  0.40%     03/27/09          50,000        49,985,556
----------------------------------------------------------------------------------------------------------
     (CEP-Wells Fargo Bank, N.A.)(b)                  0.50%     04/27/09          55,872        55,827,768
==========================================================================================================
                                                                                             1,405,615,054
==========================================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-23.98%

  Amsterdam Funding Corp.(b)                          0.55%     03/05/09          25,000        24,998,472
----------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          0.75%     04/14/09          40,000        39,963,333
----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

  Atlantic Asset Securitization, LLC(b)               0.30%     03/03/09    $    100,000    $   99,998,333
----------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization, LLC(b)               0.50%     03/20/09         100,000        99,973,611
----------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization, LLC(b)               0.55%     04/13/09          70,000        69,954,014
----------------------------------------------------------------------------------------------------------
  Barton Capital, LLC(b)                              0.30%     03/05/09          90,000        89,997,000
----------------------------------------------------------------------------------------------------------
  Barton Capital, LLC(b)                              0.30%     03/09/09          99,000        98,993,400
----------------------------------------------------------------------------------------------------------
  Barton Capital, LLC(b)                              0.40%     03/10/09          35,000        34,996,500
----------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(b)                          0.45%     03/25/09          72,000        71,978,400
----------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(b)                          0.55%     04/02/09          50,000        49,975,556
----------------------------------------------------------------------------------------------------------
  Edison Asset Securitization, LLC(b)                 0.30%     03/27/09          45,000        44,990,250
----------------------------------------------------------------------------------------------------------
  Edison Asset Securitization, LLC(b)                 0.50%     04/21/09          38,000        37,973,083
----------------------------------------------------------------------------------------------------------
  Enterprise Funding Co., LLC(b)                      0.60%     04/02/09          70,000        69,962,667
----------------------------------------------------------------------------------------------------------
  Falcon Asset Securitization Corp.(b)                0.30%     03/04/09          77,000        76,998,075
----------------------------------------------------------------------------------------------------------
  Falcon Asset Securitization Corp.(b)                0.50%     04/09/09          70,000        69,962,084
----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 0.50%     03/03/09          78,000        77,997,833
----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 0.40%     03/06/09          25,000        24,998,611
----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 0.45%     03/06/09          68,000        67,995,750
----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 0.35%     03/13/09          90,000        89,989,500
----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 0.70%     04/16/09          60,000        59,946,333
----------------------------------------------------------------------------------------------------------
  Ranger Funding Co., LLC(b)                          0.30%     03/02/09          72,040        72,039,403
----------------------------------------------------------------------------------------------------------
  Ranger Funding Co., LLC(b)                          0.60%     04/03/09          55,060        55,029,717
----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                      0.55%     03/04/09          50,000        49,997,708
----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                      0.35%     03/06/09         100,000        99,995,139
----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                      0.30%     03/09/09          50,000        49,996,667
==========================================================================================================
                                                                                             1,628,701,439
==========================================================================================================


ASSET-BACKED SECURITIES-SECURITIES-5.04%

  Aspen Funding Corp.(b)                              0.60%     03/05/09          62,358        62,353,843
----------------------------------------------------------------------------------------------------------
  Aspen Funding Corp.(b)                              0.70%     03/16/09          70,000        69,979,583
----------------------------------------------------------------------------------------------------------
  Aspen Funding Corp.(b)                              0.80%     04/02/09         100,000        99,928,889
----------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(b)                            0.60%     03/20/09         110,000       109,965,166
==========================================================================================================
                                                                                               342,227,481
==========================================================================================================


ASSET-BACKED SECURITIES-TRADE RECEIVABLES-3.83%

  CAFCO, LLC(b)                                       0.62%     03/18/09         130,000       129,961,939
----------------------------------------------------------------------------------------------------------
  CAFCO, LLC(b)                                       0.62%     03/19/09         130,000       129,959,700
==========================================================================================================
                                                                                               259,921,639
==========================================================================================================


CONSUMER FINANCE-6.33%

  HSBC Finance Corp.                                  0.40%     03/05/09         100,000        99,995,555
----------------------------------------------------------------------------------------------------------
  HSBC Finance Corp.                                  0.35%     03/11/09          50,000        49,995,139
----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
----------------------------------------------------------------------------------------------------------
CONSUMER FINANCE-(CONTINUED)

  Toyota Motor Credit Corp.                           0.35%     03/25/09    $    100,000    $   99,976,667
----------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           0.40%     03/26/09         180,000       179,950,000
==========================================================================================================
                                                                                               429,917,361
==========================================================================================================


INTEGRATED OIL & GAS-4.41%

  Chevron Corp.                                       0.34%     03/27/09         100,000        99,975,444
----------------------------------------------------------------------------------------------------------
  Chevron Corp.                                       0.43%     04/02/09         100,000        99,961,778
----------------------------------------------------------------------------------------------------------
  Chevron Corp.                                       0.43%     04/03/09         100,000        99,960,583
==========================================================================================================
                                                                                               299,897,805
==========================================================================================================


LIFE & HEALTH INSURANCE-4.64%

  Metlife Short Term Funding, LLC(b)                  0.67%     03/02/09         100,000        99,998,139
----------------------------------------------------------------------------------------------------------
  Metlife Short Term Funding, LLC(b)                  0.68%     03/03/09          65,000        64,997,544
----------------------------------------------------------------------------------------------------------
  Metlife Short Term Funding, LLC(b)                  0.58%     03/04/09         100,000        99,995,167
----------------------------------------------------------------------------------------------------------
  Metlife Short Term Funding, LLC(b)                  0.85%     03/18/09          50,000        49,979,931
==========================================================================================================
                                                                                               314,970,781
==========================================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-4.86%

  General Electric Capital Services Inc.              0.20%     03/13/09         100,000        99,993,333
----------------------------------------------------------------------------------------------------------
  General Electric Capital Services Inc.              0.33%     03/24/09         100,000        99,978,917
----------------------------------------------------------------------------------------------------------
  General Electric Capital Services Inc.              0.55%     04/13/09         130,000       129,914,597
==========================================================================================================
                                                                                               329,886,847
==========================================================================================================


SOFT DRINKS-4.50%

  Coca-Cola Co.(b)                                    0.20%     03/05/09         125,000       124,997,223
----------------------------------------------------------------------------------------------------------
  Coca-Cola Co.(b)                                    0.35%     04/03/09          91,000        90,970,804
----------------------------------------------------------------------------------------------------------
  Coca-Cola Co.(b)                                    0.40%     04/13/09          89,600        89,557,191
==========================================================================================================
                                                                                               305,525,218
==========================================================================================================
     Total Commercial Paper (Cost $5,967,395,563)                                            5,967,395,563
==========================================================================================================



CERTIFICATES OF DEPOSIT-3.53%

  Chase Bank USA, N.A.                                0.25%     03/12/09         100,000       100,000,000
----------------------------------------------------------------------------------------------------------
  Chase Bank USA, N.A.                                0.25%     03/13/09         100,000       100,000,000
----------------------------------------------------------------------------------------------------------
  Chase Bank USA, N.A.                                0.50%     04/09/09          40,000        40,000,000
==========================================================================================================
     Total Certificates of Deposit (Cost
       $240,000,000)                                                                           240,000,000
==========================================================================================================



MEDIUM-TERM NOTE-1.77%

  JP Morgan Chase & Co., Sr. Unsec. Floating Rate
     MTN(c)                                           1.47%     04/03/09          95,566        95,646,038
----------------------------------------------------------------------------------------------------------
  Wachovia Bank N.A., Sr. Unsec. Floating Rate
     MTN(c)                                           1.54%     03/23/09          25,000        25,015,063
==========================================================================================================
     Total Medium-Term Notes (Cost $120,661,101)                                               120,661,101
==========================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-93.16% (Cost $6,328,056,664)                                                   6,328,056,664
==========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                    INTEREST    MATURITY     REPURCHASE
                                                      RATE        DATE         AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-6.86%(d)

  Barclays Capital Inc., Joint agreement dated
     02/27/09, aggregate maturing value
     $1,898,147,828 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,936,067,768; 0%-5.50%, 03/05/09-
     12/14/22),                                       0.27%     03/02/09    $140,725,280    $  140,722,114
----------------------------------------------------------------------------------------------------------
  RBC Capital Markets Corp., Agreement dated
     02/27/09 maturing value $325,007,854
     (collateralized by U.S. Government sponsored
     agency obligations valued at $331,500,000;
     4.50%-5.50%, 06/01/37-02/15/39),                 0.29%     03/02/09     325,007,854       325,000,000
==========================================================================================================
     Total Repurchase Agreements (Cost
       $465,722,114)                                                                           465,722,114
==========================================================================================================
TOTAL INVESTMENTS-100.02% (Cost
  $6,793,778,778)(e)(f)                                                                      6,793,778,778
==========================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.02)%                                                           (1,668,214)
==========================================================================================================
NET ASSETS-100.00%                                                                          $6,792,110,564
__________________________________________________________________________________________________________
==========================================================================================================




Investment Abbreviations:

CEP     - Credit Enhancement Provider
MTN     - Medium-Term Notes
Sr.     - Senior
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2009 was $4,907,693,550, which represented 72.26% of the Fund's Net Assets.
(c) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2009.
(d)   Principal amount equals value at period end. See Note 1K.
(e)   Also represents cost for federal income tax purposes.
(f) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

FUND COMPOSITION BY MATURITY

In days, as of 2/28/09



-------------------------------------------------------------------------
1-7                                                                  31.3%
-------------------------------------------------------------------------
8-14                                                                 12.4
-------------------------------------------------------------------------
15-21                                                                16.2
-------------------------------------------------------------------------
22-28                                                                13.3
-------------------------------------------------------------------------
29-35                                                                10.6
-------------------------------------------------------------------------
36-42                                                                 3.5
-------------------------------------------------------------------------
43-60                                                                12.7
_________________________________________________________________________
=========================================================================



The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

February 28, 2009
(Unaudited)

TREASURY PORTFOLIO



                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------

U.S. TREASURY SECURITIES-41.53%

U.S. TREASURY BILLS-38.14%(A)

  U.S. Treasury Bills                                 0.14%     03/05/09    $      300,000    $   299,995,333
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.05%     03/05/09           300,000        299,965,000
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.10%     03/05/09           300,000        299,963,333
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.19%     03/05/09           300,000        299,960,333
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.94%     03/05/09           200,000        199,956,900
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.93%     03/12/09           200,000        199,882,086
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.15%     03/19/09           270,000        269,979,750
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.06%     04/02/09           400,000        399,980,445
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.10%     04/02/09           350,000        349,968,889
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.14%     04/02/09           100,000         99,898,667
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.11%     04/09/09           200,000        199,975,083
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.14%     04/09/09           200,000        199,969,775
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.19%     04/09/09           250,000        249,948,677
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.20%     04/09/09           275,000        274,940,417
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.15%     04/09/09           100,000         99,875,417
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.11%     04/16/09           400,000        399,943,778
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.11%     04/16/09           200,000        199,970,739
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.30%     04/16/09           300,000        299,886,917
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.03%     04/16/09           100,000         99,868,197
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.55%     04/23/09           100,000         99,771,806
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.75%     04/23/09           100,000         99,742,361
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.74%     04/29/09           300,000        299,636,167
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.28%     04/29/09           100,000         99,790,222
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.13%     04/30/09           300,000        299,932,750
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.96%     05/07/09           100,000         99,821,333
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.04%     05/07/09           100,000         99,805,514
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.87%     05/15/09           200,000        199,635,625
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.90%     05/15/09           200,000        199,625,000
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.99%     05/15/09           100,000         99,793,750
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.63%     06/04/09           250,000        249,584,375
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.15%     06/04/09           100,000         99,696,528
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.17%     06/04/09           150,000        149,537,073
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.22%     06/11/09           200,000        199,875,333
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.30%     06/11/09           200,000        199,830,000
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.27%     07/02/09           200,000        199,812,083
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.51%     07/02/09           150,000        149,738,625
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.71%     07/02/09           250,000        249,389,698
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
U.S. TREASURY BILLS-(CONTINUED)

  U.S. Treasury Bills                                 0.73%     07/02/09    $      150,000    $   149,625,875
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.95%     07/02/09           150,000        149,513,381
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.00%     07/02/09           250,000        249,146,261
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.33%     07/02/09           100,000         99,545,583
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.28%     07/16/09           200,000        199,783,083
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.32%     07/30/09           250,000        249,664,444
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.35%     07/30/09           100,000         99,855,292
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 1.44%     07/30/09           150,000        149,094,000
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.50%     08/27/09           205,000        204,490,347
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                 0.50%     08/27/09           180,000        179,548,473
=============================================================================================================
                                                                                                9,569,214,718
=============================================================================================================


U.S. TREASURY NOTES-3.39%

  U.S. Treasury Notes                                 3.13%     04/15/09            20,000         20,074,465
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Notes                                 4.50%     04/30/09           125,000        125,519,836
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Notes                                 3.88%     05/15/09           150,000        150,564,843
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Notes                                 4.88%     05/15/09           550,000        555,302,860
=============================================================================================================
                                                                                                  851,462,004
=============================================================================================================
     Total U.S. Treasury Securities (Cost
       $10,420,676,722)                                                                        10,420,676,722
=============================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-41.53% (Cost $10,420,676,722)                                                    10,420,676,722
=============================================================================================================


                                                                              REPURCHASE
                                                                                AMOUNT

REPURCHASE AGREEMENTS-58.44%(b)

  Banc of America Securities LLC, Agreement dated
     02/27/09, maturing value $1,150,024,917
     (collateralized by U.S. Treasury obligations
     valued at $1,173,000,035; 0%-6.50%, 07/31/09-
     08/15/27),                                       0.26%     03/02/09     1,150,024,917      1,150,000,000
-------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     02/27/09, aggregate maturing value
     $1,915,375,672 (collateralized by U.S.
     Treasury obligations valued at
     $1,953,640,922; 1.13%-8.13%, 12/15/10-
     05/15/30),                                       0.26%     03/02/09       984,723,938        984,702,603
-------------------------------------------------------------------------------------------------------------
  BMO Capital Markets Corp., Agreement dated
     02/27/09, maturing value $100,002,000
     (collateralized by a U.S. Treasury obligation
     valued at $102,000,086; 2.38%, 01/15/25),        0.24%     03/02/09       100,002,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Agreement dated
     02/27/09, maturing value $1,150,024,917
     (collateralized by U.S. Treasury obligations
     valued at $1,173,000,065; 0%-4.88%, 11/19/09-
     08/15/16),                                       0.26%     03/02/09     1,150,024,917      1,150,000,000
-------------------------------------------------------------------------------------------------------------
  CIBC World Markets, Corp., Agreement dated
     02/27/09, maturing value $100,002,167
     (collateralized by U.S. Treasury obligations
     valued at $102,002,105; 0%-4.63%, 07/15/09-
     01/15/14),                                       0.26%     03/02/09       100,002,167        100,000,000
-------------------------------------------------------------------------------------------------------------
  Credit Suisse Securities (USA) LLC, Agreement
     dated 02/27/09, maturing value $1,000,020,833
     (collateralized by U.S. Treasury obligations
     valued at $1,020,001,477; 4.50%-11.25%,
     02/15/15-05/15/38),                              0.25%     03/02/09     1,000,020,833      1,000,000,000
-------------------------------------------------------------------------------------------------------------
  Deutsche Bank Securities Inc., Agreement dated
     02/27/09, maturing value $2,000,041,667
     (collateralized by U.S. Treasury obligations
     valued at $2,040,000,096; 0.63%-8.50%,
     11/15/11-04/15/28),                              0.25%     03/02/09     2,000,041,667      2,000,000,000
-------------------------------------------------------------------------------------------------------------
  Greenwich Capital Markets, Inc., Agreement dated
     02/27/09, maturing value $750,016,250
     (collateralized by U.S. Treasury obligations
     valued at $765,005,452; 0%-4.25%, 01/15/10-
     07/15/18),                                       0.26%     03/02/09       750,016,250        750,000,000
-------------------------------------------------------------------------------------------------------------
  HSBC Securities (USA) Inc., Agreement dated
     02/27/09, maturing value $1,750,037,917
     (collateralized by U.S. Treasury obligations
     valued at $1,785,003,509; 0%-13.25%,
     03/15/09-02/15/39),                              0.26%     03/02/09     1,750,037,917      1,750,000,000
-------------------------------------------------------------------------------------------------------------
  JPMorgan Securities Inc., Agreement dated
     02/27/09, maturing value $2,500,050,000
     (collateralized by U.S. Treasury obligations
     valued at $2,550,000,410; 0%-2.13%, 03/05/09-
     04/30/10),                                       0.24%     03/02/09     2,500,050,000      2,500,000,000
-------------------------------------------------------------------------------------------------------------
  Morgan Stanley, Agreement dated 02/27/09,
     maturing value $175,002,917 (collateralized
     by U.S. Treasury obligations valued at
     $179,901,544; 1.75%-4.25%, 01/15/10-
     04/15/32),                                       0.20%     03/02/09       175,002,917        175,000,000
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                    INTEREST    MATURITY      REPURCHASE
                                                      RATE        DATE          AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

  Societe Generale, Agreement dated 02/27/09,
     maturing value $2,000,043,333 (collateralized
     by U.S. Treasury obligations valued at
     $2,040,000,075; 0%-12.50%, 03/19/09-
     02/15/39),                                       0.26%     03/02/09    $2,000,043,333    $ 2,000,000,000
-------------------------------------------------------------------------------------------------------------
  UBS Securities LLC, Agreement dated 02/27/09,
     maturing value $1,000,019,167 (collateralized
     by U.S. Treasury obligations valued at
     $1,020,004,914; 0%-1.13%, 03/12/09-01/15/12),    0.23%     03/02/09     1,000,019,167      1,000,000,000
=============================================================================================================
     Total Repurchase Agreements (Cost
       $14,659,702,603)                                                                        14,659,702,603
=============================================================================================================
TOTAL INVESTMENTS(c)-99.97% (Cost $25,080,379,325)                                             25,080,379,325
=============================================================================================================
OTHER ASSETS LESS LIABILITIES-0.03%                                                                 6,413,294
=============================================================================================================
NET ASSETS-100.00%                                                                            $25,086,792,619
_____________________________________________________________________________________________________________
=============================================================================================================




Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)  Principal amount equals value at period end. See Note 1K.
(c)  Also represents cost for federal income tax purposes.

FUND COMPOSITION BY MATURITY

In days, as of 2/28/09



-------------------------------------------------------------------------
1-7                                                                  64.1%
-------------------------------------------------------------------------
8-30                                                                  1.9
-------------------------------------------------------------------------
31-90                                                                21.2
-------------------------------------------------------------------------
91-180                                                               11.3
-------------------------------------------------------------------------
181+                                                                  1.5
_________________________________________________________________________
=========================================================================



The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

February 28, 2009
(Unaudited)

GOVERNMENT & AGENCY PORTFOLIO



                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-51.63%

FEDERAL FARM CREDIT BANK (FFCB)-4.93%(A)

  Floating Rate Bonds                                 0.29%     03/17/09    $       75,000    $    75,000,000
-------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                 0.95%     05/19/09           140,000        140,000,000
-------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                 0.51%     08/28/09            40,000         40,000,000
-------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                 1.43%     09/22/09            25,000         25,000,000
-------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                 1.25%     11/12/09           125,000        125,000,000
-------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                 1.10%     11/20/09            50,000         50,000,000
-------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                 0.36%     12/21/09           150,000        148,823,138
-------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                 0.72%     12/21/09            75,000         75,000,000
=============================================================================================================
                                                                                                  678,823,138
=============================================================================================================


FEDERAL HOME LOAN BANK (FHLB)-26.13%

  Unsec. Bonds                                        2.85%     03/04/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.38%     03/10/09            15,000         15,000,570
-------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        3.25%     03/30/09            60,000         60,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        3.24%     04/03/09            70,000         70,005,940
-------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.36%     05/05/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.38%     05/13/09            43,190         43,162,988
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.12%     03/02/09             6,820          6,819,977
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.10%     03/02/09            90,000         89,997,250
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.05%     03/02/09            15,000         14,999,146
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.30%     03/31/09           150,000        149,962,500
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.54%     04/13/09            50,000         49,848,306
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               3.10%     04/13/09            50,000         49,814,861
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.50%     04/14/09           140,000        139,572,222
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               3.00%     04/21/09            75,000         74,681,250
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.39%     04/24/09           120,000        119,929,800
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.24%     04/28/09           150,000        149,942,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.31%     04/30/09            75,000         74,961,250
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.00%     05/04/09            50,000         49,822,222
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.50%     05/11/09            75,000         74,778,125
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.80%     05/13/09            80,800         80,505,080
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.29%     05/21/09           150,000        149,902,125
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.37%     06/09/09            50,000         49,948,611
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.48%     06/19/09            39,380         39,322,243
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.40%     06/22/09           136,291        136,119,879
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.40%     06/29/09            50,000         49,933,333
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.40%     07/08/09            50,000         49,928,333
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.66%     09/10/09            75,000         74,734,625
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK (FHLB)-(CONTINUED)

  Unsec. Disc. Notes(b)                               0.55%     10/09/09    $       50,000    $    49,830,417
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.43%     03/20/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       1.30%     03/26/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.48%     03/27/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       1.47%     04/01/09            75,000         75,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.50%     04/03/09           150,000        149,999,954
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.42%     04/21/09            50,000         49,998,964
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.90%     06/10/09            75,000         75,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.57%     07/07/09           100,000         99,968,395
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       1.37%     11/18/09            75,000         75,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.58%     01/19/10            75,000         75,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.72%     02/04/10           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       0.86%     02/26/10           125,000        124,983,640
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                1.05%     05/27/09           132,000        132,010,866
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.19%     09/10/09            80,000         80,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                0.39%     12/23/09            50,000         49,950,581
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                0.33%     12/28/09           100,000         99,975,996
=============================================================================================================
                                                                                                3,600,411,449
=============================================================================================================


FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-13.95%

  Sr. Unsec. Disc. Notes(b)                           1.09%     03/02/09           100,000         99,996,972
-------------------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           0.92%     03/03/09           100,000         99,994,889
-------------------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           1.15%     03/06/09            50,000         49,992,014
-------------------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           1.20%     03/18/09            25,000         24,985,833
-------------------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           1.15%     03/24/09            93,000         92,931,671
-------------------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           3.05%     03/30/09            46,964         46,848,612
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.60%     04/13/09            75,000         74,767,083
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.73%     04/21/09            44,820         44,773,649
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.07%     05/05/09            70,000         69,864,764
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.10%     05/06/09            50,000         49,899,167
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.92%     06/01/09            22,145         22,092,935
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.46%     06/09/09           100,000         99,872,222
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.46%     06/15/09            50,000         49,932,278
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.46%     06/19/09           100,000         99,859,444
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.51%     06/23/09            93,500         93,348,998
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.05%     06/23/09            50,000         49,675,417
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.45%     06/30/09            80,000         79,879,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.50%     07/28/09           125,000        124,741,319
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.70%     09/14/09            50,000         49,808,472
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.70%     09/21/09           100,000         99,603,333
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(a)                0.37%     10/08/09            75,000         74,941,987
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(a)                0.36%     12/16/09           100,000         99,707,085
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-(CONTINUED)

  Unsec. Floating Rate Global Notes(a)                1.25%     07/12/10    $      100,000    $   100,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate MTN(a)                         0.45%     09/21/09            74,500         74,476,573
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate MTN(a)                         0.59%     01/08/10            75,000         75,000,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate MTN(a)                         1.10%     02/09/10            75,000         75,000,000
=============================================================================================================
                                                                                                1,921,993,717
=============================================================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-6.62%

  Sr. Unsec. Disc. Notes(b)                           0.95%     03/11/09            35,000         34,990,764
-------------------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           1.20%     03/16/09           100,000         99,950,000
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.10%     04/08/09           150,000        149,667,500
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.22%     05/01/09            75,000         74,972,042
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.33%     05/01/09            30,000         29,881,558
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.31%     05/26/09           100,000         99,925,945
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.32%     06/03/09            75,000         74,937,333
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               0.50%     06/04/09            90,000         89,881,250
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               3.20%     10/07/09            50,000         49,022,222
-------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.00%     12/03/09           100,000         99,230,556
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(a)                1.24%     07/13/10            60,000         59,971,701
-------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Notes(a)                       1.27%     10/27/09            50,000         50,000,000
=============================================================================================================
                                                                                                  912,430,871
=============================================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $7,113,659,175)                                                         7,113,659,175
=============================================================================================================


U.S. TREASURY BILLS-0.54%

  U.S. Treasury Bills(b)(Cost $74,891,469)            0.35%     07/30/09            75,000         74,891,469
=============================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-52.17% (Cost $7,188,550,644)                                                      7,188,550,644
=============================================================================================================


                                                                              REPURCHASE
                                                                                AMOUNT

REPURCHASE AGREEMENTS-47.82%(c)

  Banc of America Securities LLC, Agreement dated
     02/27/09, maturing value $500,011,250
     (collateralized by U.S. Government sponsored
     agency obligations valued at $510,000,350;
     0%-6.75%, 04/09/09-01/15/48),                    0.27%     03/02/09       500,011,250        500,000,000
-------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     02/27/09, aggregate maturing value
     $1,898,147,828 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,936,067,768; 0%-5.50%, 03/05/09-
     12/14/22),                                       0.27%     03/02/09     1,088,106,440      1,088,081,958
-------------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Joint agreement
     dated 02/27/09, aggregate maturing value
     $1,000,022,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,020,003,099; 0%-6.63%, 04/03/09-
     11/23/35),                                       0.27%     03/02/09       700,015,750        700,000,000
-------------------------------------------------------------------------------------------------------------
  Deutsche Bank Securities Inc., Agreement dated
     02/27/09, maturing value $1,200,027,000
     (collateralized by U.S. Government sponsored
     agency obligations valued at $1,224,000,503;
     0%-6.50%, 03/02/09-03/06/37),                    0.27%     03/02/09     1,200,027,000      1,200,000,000
-------------------------------------------------------------------------------------------------------------
  HSBC Securities (USA) Inc., Joint agreement
     dated 02/27/09, aggregate maturing value
     $1,000,022,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,020,003,870; 0%-10.70%,
     08/15/09-07/15/37),                              0.27%     03/02/09       900,020,250        900,000,000
-------------------------------------------------------------------------------------------------------------
  Morgan Stanley, Agreement dated 02/27/09,
     maturing value $525,010,063 (collateralized
     by U.S. Government sponsored agency
     obligations valued at $536,147,991; 0%-8.25%,
     03/19/10-04/01/56),                              0.23%     03/02/09       525,010,063        525,000,000
-------------------------------------------------------------------------------------------------------------
  RBC Capital Markets, Agreement dated 02/27/09,
     maturing value $275,006,188 (collateralized
     by U.S. Government sponsored agency
     obligations valued at $280,500,289; 5.60-
     6.12%, 02/01/17-08/24/27),                       0.27%     03/02/09       275,006,188        275,000,000
-------------------------------------------------------------------------------------------------------------
  Societe Generale, Joint agreement dated
     02/27/09, aggregate maturing value
     $1,000,022,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,020,000,666; 0%-7.00%, 03/03/09-
     08/06/38),                                       0.27%     03/02/09       700,015,750        700,000,000
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                    INTEREST    MATURITY      REPURCHASE
                                                      RATE        DATE          AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

  UBS Securities LLC, Joint agreement dated
     02/27/09, aggregate maturing value
     $800,016,667 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $816,002,665; 0%-8.88%, 07/15/18-
     07/15/29),                                       0.25%     03/02/09    $  700,014,584    $   700,000,000
=============================================================================================================
     Total Repurchase Agreements (Cost
       $6,588,081,958)                                                                          6,588,081,958
=============================================================================================================
TOTAL INVESTMENTS-99.99% (Cost $13,776,632,602)(d)                                             13,776,632,602
=============================================================================================================
OTHER ASSETS LESS LIABILITIES-0.01%                                                                 1,128,787
=============================================================================================================
NET ASSETS-100.00%                                                                            $13,777,761,389
_____________________________________________________________________________________________________________
=============================================================================================================




Investment Abbreviations:

Disc.   - Discounted
MTN     - Medium-Term Notes
Sr.     - Senior
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2009.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)  Principal amount equals value at period end. See Note 1K.
(d)  Also represents cost for federal income tax purposes.

FUND COMPOSITION BY MATURITY

In days, as of 2/28/09



-------------------------------------------------------------------------
1-7                                                                  66.9%
-------------------------------------------------------------------------
8-30                                                                  4.5
-------------------------------------------------------------------------
31-90                                                                16.9
-------------------------------------------------------------------------
91-180                                                                8.6
-------------------------------------------------------------------------
181+                                                                  3.1
_________________________________________________________________________
=========================================================================



The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

February 28, 2009
(Unaudited)

GOVERNMENT TAXADVANTAGE PORTFOLIO



                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-99.97%

FEDERAL FARM CREDIT BANK (FFCB)-24.46%(A)

  Floating Rate Bonds                                  0.29%     03/17/09     $45,000     $ 44,997,480
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                  0.95%     05/19/09      10,000       10,000,000
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                  1.43%     09/22/09       5,000        5,000,000
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                  1.25%     11/12/09      10,000       10,000,000
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                  0.32%     12/28/09      15,000       14,959,655
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                  0.42%     08/04/10       5,000        4,981,325
======================================================================================================
                                                                                            89,938,460
======================================================================================================


FEDERAL HOME LOAN BANK (FHLB)-75.51%

  Unsec. Bonds                                         2.85%     03/04/09      10,000       10,000,000
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.12%     03/02/09      28,180       28,179,906
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.17%     03/02/09       2,325        2,324,989
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.22%     03/02/09       8,925        8,924,945
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.25%     03/03/09      14,975       14,974,792
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.25%     03/06/09       7,250        7,249,748
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.22%     03/09/09      15,000       14,999,267
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.23%     03/12/09      13,070       13,069,081
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                1.20%     03/13/09       3,000        2,998,800
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.28%     03/17/09       5,000        4,999,378
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.28%     03/20/09      15,000       14,997,783
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.33%     03/30/09       1,750        1,749,535
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.31%     04/06/09       5,000        4,998,450
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.38%     04/07/09      11,900       11,895,414
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.35%     04/13/09       7,500        7,496,865
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.32%     04/17/09      10,000        9,995,822
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.39%     04/24/09       7,000        6,995,905
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.24%     04/28/09       5,000        4,998,067
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.40%     04/28/09       3,500        3,497,744
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.75%     04/30/09      15,000       14,981,250
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.38%     05/04/09       3,700        3,697,500
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.39%     05/06/09       7,000        6,994,995
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.41%     05/06/09       4,500        4,496,618
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.29%     05/28/09       5,000        4,996,456
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.50%     06/15/09       4,015        4,009,089
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.50%     06/19/09       3,200        3,195,111
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.50%     07/01/09       6,583        6,571,845
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                        0.57%     07/07/09       5,000        4,998,420
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                        0.58%     01/19/10       5,000        5,000,000
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                        0.72%     02/04/10      15,000       15,000,000
------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK (FHLB)-(CONTINUED)

  Unsec. Floating Rate Global Bonds(a)                 0.40%     08/21/09     $ 5,000     $  4,996,986
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                 0.41%     08/27/09       4,400        4,398,910
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                 2.19%     09/10/09      10,000       10,000,000
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                 0.33%     12/28/09      10,000        9,997,600
======================================================================================================
                                                                                           277,681,271
======================================================================================================
TOTAL INVESTMENTS(c)-99.97% (Cost $367,619,731)                                            367,619,731
======================================================================================================
OTHER ASSETS LESS LIABILITIES-0.03%                                                             95,239
======================================================================================================
NET ASSETS-100.00%                                                                        $367,714,970
______________________________________________________________________________________________________
======================================================================================================




Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2009.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)   Also represents cost for federal income tax purposes.

FUND COMPOSITION BY MATURITY

In days, as of 2/28/09



-------------------------------------------------------------------------
1-7                                                                  54.9%
-------------------------------------------------------------------------
8-30                                                                 17.8
-------------------------------------------------------------------------
31-90                                                                23.6
-------------------------------------------------------------------------
91-180                                                                3.7
-------------------------------------------------------------------------
181+                                                                   --
_________________________________________________________________________
=========================================================================



The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

February 28, 2009
(Unaudited)

TAX-FREE CASH RESERVE PORTFOLIO



                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-99.52%

ALABAMA-0.22%

  Gardendale (City of) (Ascot Place Apartments);
     Series 2002 A, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                      0.68%     10/01/32     $ 2,112     $    2,112,000
--------------------------------------------------------------------------------------------------------
  Gardendale (City of) (Forest Ridge Apartments);
     Series 2002 B, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                      0.68%     10/01/32       3,783          3,783,000
========================================================================================================
                                                                                               5,895,000
========================================================================================================


ALASKA-0.16%

  Wachovia MERLOTs (Alaska (State of) Housing
     Finance Corp.); Series 1999 D, VRD
     RB(a)(b)(c)                                       2.15%     06/01/49       4,200          4,200,000
========================================================================================================


ARIZONA-1.11%

  Casa Grande (City of) Industrial Development
     Authority (Center Park Apartments); Series
     2001 A, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.66%     06/15/31       2,010          2,010,000
--------------------------------------------------------------------------------------------------------
  Casa Grande (City of) Industrial Development
     Authority (Quail Gardens Apartments); Series
     2001 A, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.66%     06/15/31       1,885          1,885,000
--------------------------------------------------------------------------------------------------------
  Maricopa (County of) Industrial Development
     Authority (Gran Victoria Housing, LLC);
     Series 2000 A, VRD MFH RB (CEP-Federal
     National Mortgage Association)(a)                 0.62%     04/15/30       4,575          4,575,000
--------------------------------------------------------------------------------------------------------
  Phoenix (City of) Industrial Development
     Authority (Del Mar Terrace Apartments);
     Series 1999 A, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                      0.62%     10/01/29       9,300          9,300,000
--------------------------------------------------------------------------------------------------------
  Phoenix (City of) Industrial Development
     Authority (Lynwood Apartments); Series 1994,
     Ref. VRD MFH RB (CEP-Federal Home Loan Bank
     of San Francisco)(a)                              0.68%     10/01/25       5,305          5,305,000
--------------------------------------------------------------------------------------------------------
  Tucson (City of) Industrial Development
     Authority (La Entrada Apartments); Series
     2001, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.62%     07/15/31       1,750          1,750,000
--------------------------------------------------------------------------------------------------------
  Yavapai (County of) Industrial Development
     Authority (Northern Arizona Healthcare
     System); Series 2008 B, Hospital RB
     (LOC-Banco Bilbao Vizcaya Argentaria,
     S.A.)(a)(d)(e)                                    0.58%     12/01/39       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  Yuma (City of) Industrial Development Authority
     (El Encanto Apartments); Series 2003, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.65%     04/15/33       1,575          1,575,000
========================================================================================================
                                                                                              29,400,000
========================================================================================================


COLORADO-3.61%

  Adams (County of) (Hunters Cove); Series 1985 A,
     VRD MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(a)(c)                                      0.65%     01/15/14       5,950          5,950,000
--------------------------------------------------------------------------------------------------------
  Arista Metropolitan District (Broomfield Event
     Center Parking); Sr. Series 2006 A, Special
     Limited RB (LOC-Compass Bank)(a)(d)               0.62%     12/01/30       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Bethany Lutheran
     School); Series 2008, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.57%     11/01/38       3,650          3,650,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Lutheran Church
     Extension Fund-Missouri Synod Loan Program);
     Series 2008, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.75%     05/15/38       7,300          7,300,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Southeastern Baptist
     Theological Seminary); Series 2005, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     03/01/25       7,920          7,920,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (The Presentation
     School, Inc.); Series 2006, VRD RB (LOC-U.S.
     Bank, N.A.)(a)(d)                                 0.57%     12/01/36       7,250          7,250,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Trinity School of
     Durham and Chapel Hill); Series 2006, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     09/01/26       3,100          3,100,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Wesleyan Christian
     Academy); Series 2007, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.68%     05/01/32       8,145          8,145,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Arapahoe House); Series 2004 A, VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.74%     04/01/24       1,200          1,200,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

  Colorado (State of) Health Facilities Authority
     (Bethesda Living Centers); Series 1999, VRD
     RB (LOC-Bank of America, N.A.)(a)(d)              0.57%     08/15/30     $ 7,650     $    7,650,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Covenant Retirement Communities, Inc.);
     Series 1999 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.57%     12/01/29       2,620          2,620,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Crossroads); Series 2003 A, VRD RB (LOC-U.S.
     Bank, N.A.)(a)(d)                                 0.67%     11/01/28       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (The Evangelical Lutheran Good Samaritan
     Society); Series 2008, Ref. VRD RB (LOC-U.S.
     Bank, N.A.)(a)(d)                                 0.62%     06/01/15       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Cornerstar Metropolitan District; Series 2007,
     VRD Special RB (LOC-Compass Bank)(a)(d)           0.67%     12/01/37       9,200          9,200,000
--------------------------------------------------------------------------------------------------------
  Eaglebend Affordable Housing Corp.; Series 2006
     A, Ref. VRD MFH RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.67%     07/01/21       4,880          4,880,000
--------------------------------------------------------------------------------------------------------
  Lowry Economic Redevelopment Authority; Series
     2008 A, Ref. VRD RB (LOC-Compass Bank)(a)(d)      0.62%     12/01/20       4,890          4,890,000
--------------------------------------------------------------------------------------------------------
  Meridian Ranch Metropolitan District; Series
     2009, Ref. VRD Limited Tax GO (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.67%     12/01/38       2,135          2,135,000
--------------------------------------------------------------------------------------------------------
  Pueblo (County of) (El Pueblo Boys' and Girls'
     Ranch, Inc.); Series 2003, VRD RB (LOC-U.S.
     Bank, N.A.)(a)(d)                                 0.67%     12/01/23       1,225          1,225,000
--------------------------------------------------------------------------------------------------------
  Triview Metropolitan District; Series 2006 A,
     Ref. VRD Improvement Unlimited Tax GO
     (LOC-Compass Bank)(a)(d)                          0.67%     11/01/23       5,640          5,640,000
========================================================================================================
                                                                                              95,255,000
========================================================================================================


CONNECTICUT-0.25%

  Connecticut (Sate of) Health & Educational
     Facilities Authority (The Hospital of Central
     Connecticut); Series 2008 A, VRD RB (LOC-Bank
     of America, N.A.)(a)(d)                           0.55%     07/01/24       5,490          5,490,000
--------------------------------------------------------------------------------------------------------
  Connecticut (State of) Health & Educational
     Facilities Authority (Trinity College);
     Series 2008 L, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(d)                                 0.55%     07/01/34       1,000          1,000,000
========================================================================================================
                                                                                               6,490,000
========================================================================================================


DELAWARE-0.26%

  Delaware (State of) Economic Development
     Authority (Archmere Academy, Inc.); Series
     2006, VRD RB (LOC-PNC Bank, N.A.)(a)(d)           0.61%     07/01/36       2,300          2,300,000
--------------------------------------------------------------------------------------------------------
  Delaware (State of) Economic Development
     Authority (Peninsula United Methodist Homes,
     Inc.); Series 2007 A, VRD RB (LOC-PNC Bank,
     N.A.)(a)(d)                                       0.55%     05/15/37       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Kent (County of) (The Charter School, Inc.);
     Series 2002, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.68%     11/01/22       3,665          3,665,000
========================================================================================================
                                                                                               6,965,000
========================================================================================================


DISTRICT OF COLUMBIA-0.85%

  District of Columbia (Hogar Hispano, Inc.);
     Series 2005, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.65%     03/01/30      12,205         12,205,000
--------------------------------------------------------------------------------------------------------
  District of Columbia (Institute for
     International Economics); Series 2000, VRD RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     06/01/25       1,740          1,740,000
--------------------------------------------------------------------------------------------------------
  District of Columbia (Progressive Life Center,
     Inc.); Series 2008 A, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.68%     01/01/33       3,695          3,695,000
--------------------------------------------------------------------------------------------------------
  District of Columbia (Washington Center for
     Internships and Academic Seminars); Series
     2009, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.68%     02/01/48       4,700          4,700,000
========================================================================================================
                                                                                              22,340,000
========================================================================================================


FLORIDA-9.09%

  Alachua (County of) Health Facilities Authority
     (Oak Hammock at the University of Florida);
     Series 2002 A, VRD Continuing Care Retirement
     Community RB (LOC-Lloyds TSB Bank
     PLC)(a)(d)(e)                                     0.65%     10/01/32       3,200          3,200,000
--------------------------------------------------------------------------------------------------------
  Brevard (County of) Health Facilities Authority
     (Wuesthoff Health Systems, Inc.); Series
     2004, VRD RB (LOC-SunTrust Bank)(a)(d)            0.62%     01/01/34      10,300         10,300,000
--------------------------------------------------------------------------------------------------------
  Broward (County of) Housing Finance Authority
     (Reflections Apartments); Series 1999, Ref.
     VRD MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(a)                                         0.62%     12/01/29       4,405          4,405,000
--------------------------------------------------------------------------------------------------------
  Collier (County of) Health Facilities Authority
     (The Moorings, Inc.); Series 2000, VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.61%     12/01/24       6,000          6,000,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

  Duval (County of) Housing Finance Authority (The
     Glades Apartments); Series 2002, Ref. VRD MFH
     Mortgage RB (CEP-Federal Home Loan Mortgage
     Corp.)(a)                                         0.62%     10/01/32     $ 1,850     $    1,850,000
--------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (South Florida Water
     Management District); Series 2006-0136 A, VRD
     COP(a)(b)(c)                                      1.07%     10/01/36      19,730         19,730,000
--------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Agency
     (Lakeside South); Series 1985 B, VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     08/01/11       1,200          1,200,000
--------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Corp.
     (Tuscany Pointe Apartments); Series 2005 D,
     Ref. VRD MFH Mortgage RB (CEP-Federal
     National Mortgage Association)(a)                 0.62%     11/15/35       7,090          7,090,000
--------------------------------------------------------------------------------------------------------
  Florida Gulf Coast University Financing Corp.
     (Housing); Series 2005 A, VRD Capital
     Improvement RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.55%     02/01/35       1,360          1,360,000
--------------------------------------------------------------------------------------------------------
  Florida Gulf Coast University Financing Corp.
     (Parking); Series 2005 B, VRD Capital
     Improvement RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.55%     02/01/35       4,715          4,715,000
--------------------------------------------------------------------------------------------------------
  Gainesville (City of); Series 2007 A, VRD
     Utilities System RB(a)                            0.83%     10/01/36      28,155         28,155,000
--------------------------------------------------------------------------------------------------------
  Highlands (County of) Health Facilities
     Authority (Adventist Health System/Sunbelt
     Obligated Group);
     Series 2003 A, VRD Hospital RB (LOC-SunTrust
     Bank)(a)(d)                                       0.73%     11/15/32       6,350          6,350,000
--------------------------------------------------------------------------------------------------------
     Series 2003 B, VRD Hospital RB (LOC-SunTrust
     Bank)(a)(d)                                       0.65%     11/15/12       2,850          2,850,000
--------------------------------------------------------------------------------------------------------
     Series 2004 A, VRD Hospital RB (LOC-SunTrust
     Bank)(a)(d)                                       0.62%     11/15/34       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
     Series 2005 F, VRD Hospital RB (LOC-SunTrust
     Bank)(a)(d)                                       0.62%     11/15/35       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
     Series 2006 B-2, Ref. VRD Hospital RB
     (LOC-SunTrust Bank)(a)(d)                         0.68%     11/15/30       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
     Series 2006 B-3, Ref. VRD Hospital RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     11/15/31       4,900          4,900,000
--------------------------------------------------------------------------------------------------------
  Jacksonville (City of) Health Facilities
     Authority (University of Florida Jacksonville
     Physicians, Inc.); Series 2002, VRD RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.70%     06/01/22       4,065          4,065,000
--------------------------------------------------------------------------------------------------------
  Jacksonville (City of) Housing Finance Authority
     (St. Augustine Apartments); Series 2006, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     07/15/33       3,830          3,830,000
--------------------------------------------------------------------------------------------------------
  JEA; Series 2004 A, VRD District Energy System
     RB (LOC-State Street Bank & Trust Co.)(a)(d)      0.63%     10/01/34       9,490          9,490,000
--------------------------------------------------------------------------------------------------------
  Marion (County of) Housing Finance Authority
     (Paddock Park Apartments); Series 2002, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     10/15/32       1,025          1,025,000
--------------------------------------------------------------------------------------------------------
  Miami-Dade (County of) Educational Facilities
     Authority (Carlos Albizu University); Series
     2000, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.70%     12/01/25       1,200          1,200,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Health Facilities Authority
     (Adventist Health System/Sunbelt Inc.);
     Series 1992, VRD RB (LOC-SunTrust Bank)(a)(d)     0.73%     11/15/14       1,405          1,405,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Health Facilities Authority
     (Orlando Regional Healthcare System); Series
     2008 F, VRD Hospital RB (LOC-SunTrust
     Bank)(a)(d)                                       0.75%     10/01/26       5,800          5,800,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Health Facilities Authority
     (Presbyterian Retirement Communities); Series
     2006 A, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.68%     11/01/28       7,600          7,600,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Housing Finance Authority
     (Palm Key Apartments); Series 1997 C, Ref.
     VRD MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(a)                                         0.62%     07/01/32       7,525          7,525,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Christian Prison Ministry, Inc.);
     Series 2005, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(d)                                  0.68%     11/01/30       5,310          5,310,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Independent Blood and Tissue
     Services of Florida, Inc.); Series 2002, VRD
     RB (LOC-SunTrust Bank)(a)(d)                      0.62%     10/01/27       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Palm Beach (County of) (Pine Crest Preparatory
     School, Inc.);
     Series 2008, Ref. VRD RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.65%     06/01/37      10,000         10,000,000
--------------------------------------------------------------------------------------------------------
     Series 2008, Ref. VRD RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.65%     06/01/38      15,000         15,000,000
--------------------------------------------------------------------------------------------------------
  Palm Beach (County of) Health Facilities
     Authority (Jupiter Medical Center, Inc.);
     Series 1999 B, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(c)(d)                                    0.68%     08/01/20       2,430          2,430,000
--------------------------------------------------------------------------------------------------------
  Palm Beach (County of) Housing Finance Authority
     (Emerald Bay Club Apartments); Series 2004,
     Ref. VRD MFH RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.60%     06/01/30       4,500          4,500,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

  Pinellas (County of) Health Facilities Authority
     (Mease Manor, Inc.); Series 1995 A, VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.68%     11/01/15     $ 3,415     $    3,415,000
--------------------------------------------------------------------------------------------------------
  Pinellas (County of) Industrial Development
     Authority (Neighborly Care Network, Inc.);
     Series 2008, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(d)                                  0.68%     08/01/28       2,900          2,900,000
--------------------------------------------------------------------------------------------------------
  St. Johns (County of) Industrial Development
     Authority (Flagler Hospital, Inc.); Series
     1996 A, VRD Hospital RB (LOC-SunTrust
     Bank)(a)(d)                                       0.62%     12/15/26       9,700          9,700,000
--------------------------------------------------------------------------------------------------------
  St. Petersburg (City of) Health Facilities
     Authority (Presbyterian Retirement
     Communities); Series 2009, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.68%     11/01/39       3,400          3,400,000
--------------------------------------------------------------------------------------------------------
  Tampa (City of) (Academy of the Holy Names of
     Florida, Inc.); Series 2001, VRD Educational
     Facilities RB (LOC-SunTrust Bank)(a)(d)           0.62%     03/01/22       1,975          1,975,000
--------------------------------------------------------------------------------------------------------
  Tampa (City of) (CHF-Tampa, LLC for The
     University of Tampa); Series 2005 A, VRD RB
     (LOC-Royal Bank of Canada)(a)(d)(e)               0.60%     10/01/37       2,345          2,345,000
--------------------------------------------------------------------------------------------------------
  Tampa (City of) (Tampa Preparatory School,
     Inc.); Series 2000, VRD RB (LOC-SunTrust
     Bank)(a)(d)                                       0.62%     11/01/25       5,160          5,160,000
--------------------------------------------------------------------------------------------------------
  Volusia (County of) Housing Finance Authority
     (The Anatole Apartments); Series 2002, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     10/15/32       1,400          1,400,000
--------------------------------------------------------------------------------------------------------
  West Orange Healthcare District; Series 1999 B,
     VRD RB (LOC-SunTrust Bank)(a)(d)                  0.74%     02/01/22      12,200         12,200,000
========================================================================================================
                                                                                             239,780,000
========================================================================================================


GEORGIA-4.48%

  Atlanta (City of); Series 1999 A, Water &
     Wastewater RB(f)(g)(h)                            5.00%     05/01/09       1,000          1,014,699
--------------------------------------------------------------------------------------------------------
  Augusta (City of) Housing Authority (Westbury
     Creek Apartments); Series 2003 A, Ref. VRD
     MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     05/15/33       1,895          1,895,000
--------------------------------------------------------------------------------------------------------
  Bibb (County of) Development Authority (First
     Presbyterian Day School, Inc.); Series 1999,
     VRD RB (LOC-SunTrust Bank)(a)(d)                  0.62%     05/01/19       5,045          5,045,000
--------------------------------------------------------------------------------------------------------
  Cobb (County of) Development Authority
     (Institute of Nuclear Power Operations);
     Series 1998, VRD RB (LOC-SunTrust
     Bank)(a)(c)(d)                                    0.62%     02/01/13       1,100          1,100,000
--------------------------------------------------------------------------------------------------------
  Cobb (County of) Development Authority (YMCA of
     Cobb County, Georgia, Inc.); Series 1998, VRD
     RB (LOC-SunTrust Bank)(a)(c)(d)                   0.68%     06/01/19       5,200          5,200,000
--------------------------------------------------------------------------------------------------------
  Cobb (County of) Hospital Authority (Equipment
     Pool); Series 2006, VRD RAC (LOC-SunTrust
     Bank)(a)(d)                                       0.67%     04/01/36       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Cobb (County of) Housing Authority (Post
     Apartment Homes, L.P.); Series 1995, VRD MFH
     RB (CEP-Federal National Mortgage
     Association)(a)                                   0.67%     06/01/25       1,025          1,025,000
--------------------------------------------------------------------------------------------------------
  DeKalb (County of) Development Authority (A.G.
     Rhodes Home at Wesley Woods, Inc.); Series
     1996, VRD IDR (LOC-SunTrust Bank)(a)(c)(d)        0.87%     03/01/21       1,055          1,055,000
--------------------------------------------------------------------------------------------------------
  DeKalb (County of) Development Authority
     (Catholic School Properties, Inc.); Series
     1999, VRD Educational Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(c)(d)             0.68%     04/01/24       2,275          2,275,000
--------------------------------------------------------------------------------------------------------
  DeKalb (County of) Housing Authority (Clairmont
     Crest); Series 1995, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.58%     06/15/25       4,740          4,740,000
--------------------------------------------------------------------------------------------------------
  DeKalb Private Hospital Authority (Egleston
     Childrens Health Care System); Series 1995 A,
     VRD RAC (LOC-SunTrust Bank)(a)(d)                 0.62%     12/01/17       1,500          1,500,000
--------------------------------------------------------------------------------------------------------
  DeKalb, Newton, & Gwinett (Counties of) Joint
     Development Authority (GGC Real Estate
     Parking I, LLC); Series 2007, VRD Increment
     Draw RB (LOC-Wells Fargo Bank, N.A.)(a)(d)        0.63%     06/01/32       5,385          5,385,000
--------------------------------------------------------------------------------------------------------
  Fayette (County of) Development Authority
     (Catholic Education of North Georgia, Inc.);
     Series 2002, VRD Educational Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.68%     04/01/28       2,760          2,760,000
--------------------------------------------------------------------------------------------------------
  Forsyth (County of) Development Authority
     (Pinecrest Academy Inc.); Series 2000, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     09/01/25       9,390          9,390,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Bridgeway Foundation for Education, Inc.);
     Series 2000, VRD Educational Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.68%     06/01/15       1,780          1,780,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (King's
     Ridge Christian School); Series 2006, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     05/01/26       7,000          7,000,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

  Fulton (County of) Development Authority (Mount
     Vernon Presbyterian School, Inc.); Series
     2005, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.68%     08/01/35     $ 4,300     $    4,300,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Shepherd Center, Inc.); Series 2005, VRD RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     09/01/35       1,100          1,100,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Southside Medical Center, Inc.); Series
     2002, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.68%     06/01/17       4,005          4,005,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (The
     Atlanta Academy, Inc.); Series 2008, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     04/01/33       4,700          4,700,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Trinity School, Inc.); Series 2000, VRD RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     06/01/25       2,000          2,000,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Woodward Academy, Inc.); Series 2008, VRD RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     12/01/33       1,150          1,150,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (YMCA
     of Metropolitan Atlanta, Inc.); Series 1995,
     VRD RB (LOC-SunTrust Bank)(a)(d)                  0.68%     06/01/20       3,890          3,890,000
--------------------------------------------------------------------------------------------------------
  Glynn (County of) School District; Series 2007,
     Unlimited Sales Tax GO                            5.00%     11/01/09       1,945          2,003,525
--------------------------------------------------------------------------------------------------------
  Gwinnett (County of) Development Authority
     (Greater Atlanta Christian Schools, Inc.);
     Series 2002, VRD RB (LOC-SunTrust Bank)(a)(d)     0.62%     05/01/22       2,750          2,750,000
--------------------------------------------------------------------------------------------------------
  Gwinnett (County of) Housing Authority (The
     Greens Apartments); Series 1995, Ref. VRD MFH
     RB (CEP-Federal National Mortgage
     Association)(a)                                   0.67%     06/15/25       3,600          3,600,000
--------------------------------------------------------------------------------------------------------
  Oconee (County of) Industrial Development
     Authority (Athens Academy, Inc.); Series
     2003, VRD RB (LOC-SunTrust Bank)(a)(d)            0.62%     05/01/23       1,080          1,080,000
--------------------------------------------------------------------------------------------------------
  Richmond (County of) Hospital Authority
     (University Health Services, Inc.); Series
     2008, VRD RAC (LOC-SunTrust Bank)(a)(d)           0.62%     01/01/36      16,000         16,000,000
--------------------------------------------------------------------------------------------------------
  Roswell (City of) Housing Authority (Chambrel at
     Roswell); Series 2002, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.65%     11/15/32       3,920          3,920,000
--------------------------------------------------------------------------------------------------------
  Savannah (City of) Economic Development
     Authority (The Savannah Country Day School,
     Inc.); Series 2007, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.68%     05/01/32       5,400          5,400,000
--------------------------------------------------------------------------------------------------------
  Smyrna (City of) Hospital Authority (Ridgeview
     Institute Inc.); Series 2002, VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.68%     11/01/27       1,660          1,660,000
--------------------------------------------------------------------------------------------------------
  Smyrna (City of) Housing Authority (F&M
     Villages); Series 1997, VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.67%     06/01/25         950            950,000
--------------------------------------------------------------------------------------------------------
  Smyrna (City of) Housing Authority (The Gardens
     of Post Village); Series 1996, VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.67%     06/01/25       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  Thomasville (City of) Hospital Authority (John
     D. Archbold Memorial Hospital, Inc.); Series
     2003, VRD RAC (LOC-SunTrust Bank)(a)(d)           0.62%     11/01/23       1,030          1,030,000
========================================================================================================
                                                                                             118,203,224
========================================================================================================


IDAHO-1.30%

  Custer (County of) (Standard Oil Co.); Series
     1983, PCR(e)                                      3.00%     10/01/09      20,500         20,500,000
--------------------------------------------------------------------------------------------------------
  Idaho (State of) Housing & Finance Association
     (Hidden Springs Charter School, Inc.); Series
     2007, VRD Nonprofit Facilities RB (LOC-Bank
     of America, N.A.)(a)(d)                           0.65%     03/01/37       3,730          3,730,000
--------------------------------------------------------------------------------------------------------
  Idaho (State of); Series 2008, Unlimited Tax TAN
     GO                                                3.00%     06/30/09      10,000         10,041,685
========================================================================================================
                                                                                              34,271,685
========================================================================================================


ILLINOIS-8.84%

  Aurora (City of) Kane, DuPage, Will & Kendall
     (Counties of) (Aurora University); Series
     2004, VRD Economic Development RB (LOC-Harris
     N.A.)(a)(d)                                       0.62%     03/01/35       7,450          7,450,000
--------------------------------------------------------------------------------------------------------
  Channahon (Village of) (Morris Hospital); Series
     2003 D, VRD RB (LOC-U.S. Bank, N.A.)(a)(d)        0.57%     12/01/32       2,775          2,775,000
--------------------------------------------------------------------------------------------------------
  Chicago (City of); Series 2008 C-1, Ref. VRD
     Second Lien Wastewater Transmission RB
     (LOC-Harris N.A.)(a)(d)                           0.65%     01/01/39       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Regional Transportation
     Authority); Series 2000-1303 A, VRD
     COP(a)(b)(c)                                      1.07%     07/01/23      16,000         16,000,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

  Elgin (City of) (Judson College); Series 2006,
     VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)      0.63%     06/01/36     $ 2,945     $    2,945,000
--------------------------------------------------------------------------------------------------------
  Glendale Heights (Village of) (Glendale Lakes);
     Series 2000, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                      0.66%     03/01/30      14,845         14,845,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Institute of Gas Technology);
     Series 1999, VRD IDR (LOC-Harris N.A.)(a)(d)      0.62%     09/01/24       1,700          1,700,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Little City Foundation); Series
     1994, VRD Special Facility RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.71%     02/01/19       4,290          4,290,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Providence-St. Mel School); Series
     2002, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.63%     06/01/37       2,525          2,525,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Radiological Society of North
     America, Inc.); Series 1997, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(c)(d)          0.63%     06/01/17         810            810,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (St. Ignatius College Prep.);
     Series 2002, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.71%     06/01/32       1,500          1,500,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Uhlich Children's Home); Series
     2002, VRD IDR (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.63%     10/01/33       1,525          1,525,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Village of Oak Park Residence
     Corp.); Series 2001, VRD RB (LOC-Bank of
     America, N.A.)(a)(c)(d)                           0.65%     07/01/41       3,500          3,500,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (West Central Illinois Educational
     Telecommunications Corp.); Series 2002, VRD
     RB (LOC-Bank of America, N.A.)(a)(d)              0.69%     09/01/32       3,460          3,460,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Museum of Science & Industry);
     Series 1992, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.63%     10/01/26      14,600         14,600,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Saint Xavier University); Series
     2002 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.65%     10/01/32       3,770          3,770,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Advocate
     Health Care Network);
     Series 2008 A-1, VRD RB(a)                        0.65%     11/01/30       9,465          9,465,000
--------------------------------------------------------------------------------------------------------
     Series 2008 A-2, VRD RB(a)                        0.75%     11/01/30      15,735         15,735,000
--------------------------------------------------------------------------------------------------------
     Series 2008 A-3, VRD RB(a)                        1.90%     11/01/30       5,685          5,685,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Beloit
     Memorial Hospital, Inc.); Series 2006 A, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)          0.68%     04/01/36       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Dominican
     University); Series 2006, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.63%     03/01/36       1,200          1,200,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Jewish
     Charities Revenue Anticipation Note Program);
     Series 2008-2009 A, VRD RN (LOC-Harris
     N.A.)(a)(c)(d)                                    0.62%     06/30/09       9,430          9,430,000
--------------------------------------------------------------------------------------------------------
     Series 2008-2009 B, VRD RN (LOC-Harris
     N.A.)(a)(c)(d)                                    0.62%     06/30/09       8,265          8,265,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Joan W. &
     Irving B. Harris Theater for Music and
     Dance); Series 2005, VRD RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.71%     03/01/40       2,800          2,800,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Latin
     School of Chicago); Series 2005 A, Ref. VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)          0.63%     08/01/28       3,335          3,335,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Loyola
     University of Chicago Financing Program);
     Series 2008, Commercial Paper RN
     (LOC-JPMorgan Chase Bank, N.A.)(d)                1.50%     05/05/09      18,000         18,000,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (Northwestern University); Series 2008 B, VRD
     RB(a)                                             0.60%     12/01/46      15,000         15,000,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (Sedgebrook, Inc. Facility); Series 2007 B,
     VRD RB (LOC-Lloyds TSB Bank PLC)(a)(d)(e)         0.57%     11/01/42      12,850         12,850,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (The Cradle Society); Series 1998, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.63%     04/01/33       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Memorial Medical Center); Series 1985 C, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)          0.65%     01/01/16       4,530          4,530,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Peace Memorial Ministries); Series 2003 B,
     VRD RB (LOC-Bank of America, N.A.)(a)(d)          0.67%     08/15/33       9,155          9,155,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

  Illinois (State of) Health Facilities Authority
     (Revolving Fund Pooled Financing Program);
     Series 1985 D, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(d)                                 0.63%     08/01/15     $ 4,050     $    4,050,000
--------------------------------------------------------------------------------------------------------
  Naperville (City of) (DuPage Children's Museum);
     Series 2000, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.63%     06/01/30       4,400          4,400,000
--------------------------------------------------------------------------------------------------------
  Rochelle (City of) (Rochelle Community
     Hospital); Series 2004, VRD Hospital Facility
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)          0.63%     08/01/34       2,930          2,930,000
--------------------------------------------------------------------------------------------------------
  University of Illinois Board of Trustees (UIC
     South Campus Development); Series 2008, Ref.
     VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)      0.63%     01/15/22       9,500          9,500,000
--------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Chicago (City of)); Series
     2004 B-24, Ref. VRD Unlimited Tax GO(a)(b)(c)     1.15%     01/01/25      10,185         10,185,000
========================================================================================================
                                                                                             233,210,000
========================================================================================================


INDIANA-1.96%

  Fort Wayne (City of) (University of Saint
     Francis); Series 2008, VRD Economic
     Development RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.61%     08/01/28       1,800          1,800,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Indianapolis Museum of Art, Inc.); Series
     2004, VRD Educational Facilities RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.63%     02/01/39       6,400          6,400,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Educational Facilities
     Authority (Marian College); Series 2003, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)          0.63%     04/01/24       3,655          3,655,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Educational Facilities
     Authority (Wabash College); Series 2003, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)          0.66%     12/01/23       3,850          3,850,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Finance Authority (Floyd
     Memorial Hospital and Health Services);
     Series 2008, Ref. VRD RB (LOC-Branch Banking
     & Trust Co.)(a)(d)                                0.65%     03/01/36       4,700          4,700,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Clark Memorial Hospital); Series
     2004 A, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.63%     04/01/24       6,400          6,400,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Community Hospitals);
     Series 1997 A, VRD Hospital RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(d)                           0.63%     07/01/27       6,000          6,000,000
--------------------------------------------------------------------------------------------------------
     Series 2000 A, VRD Hospital RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.65%     07/01/28       2,300          2,300,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Sisters of St. Francis Health
     Services, Inc.); Series 1999 A, Hospital
     RB(f)(g)(h)                                       5.15%     05/01/09       4,500          4,567,648
--------------------------------------------------------------------------------------------------------
  Indianapolis (City of) Local Public Improvement
     Bond Bank; Series 2009 C, RN                      0.78%     01/15/10       6,050          6,050,000
--------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Indiana University (Trustees
     of)); Series 2008-2494, VRD Consolidated
     RB(a)(b)(c)                                       0.60%     12/15/15       1,490          1,490,000
--------------------------------------------------------------------------------------------------------
  Purdue University (Trustees of) (Purdue
     University Student Facilities System); Series
     2003 A, RB                                        5.25%     07/01/09       4,360          4,412,042
========================================================================================================
                                                                                              51,624,690
========================================================================================================


IOWA-0.33%

  Iowa (State of) Finance Authority (Cedarwood
     Hills Apartments); Series 2001 A, VRD MFH RB
     (CEP-Federal Home Loan Mortgage Corp.)(a)         0.62%     05/01/31       2,000          2,000,000
--------------------------------------------------------------------------------------------------------
  Iowa (State of) Finance Authority (Morningside
     College); Series 2002, VRD Private College
     Facility RB (LOC-U.S. Bank, N.A.)(a)(d)           0.67%     10/01/32       1,225          1,225,000
--------------------------------------------------------------------------------------------------------
  Iowa (State of) Higher Education Loan Authority
     (Luther College); Series 2008, VRD Private
     Facility RB (LOC-Harris N.A.)(a)(d)               0.57%     12/01/38       5,500          5,500,000
========================================================================================================
                                                                                               8,725,000
========================================================================================================


KANSAS-0.28%

  Olathe (City of) (YMCA of Greater Kansas City);
     Series 2002 B, VRD Recreational Facilities RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.70%     11/01/18       2,235          2,235,000
--------------------------------------------------------------------------------------------------------
  Shawnee (City of) (Shawnee Village Associates);
     Series 1984, VRD IDR (LOC-JPMorgan Chase
     Bank, N.A.)(a)(d)                                 0.68%     12/01/09       5,045          5,045,000
========================================================================================================
                                                                                               7,280,000
========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
KENTUCKY-1.53%

  Kentucky (State of) Economic Development Finance
     Authority (Baptist Healthcare System, Inc.
     Obligated Group); Series 2009 B-4, VRD
     Hospital RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.62%     08/15/38     $ 9,000     $    9,000,000
--------------------------------------------------------------------------------------------------------
  Kentucky (State of) Rural Water Finance Corp.;
     Series 2009 B-1, Public Construction RN           2.00%     03/01/10       8,500          8,567,699
--------------------------------------------------------------------------------------------------------
  Morehead (City of) (Kentucky League of Cities
     Funding Trust); Series 2004 A, VRD Lease
     Program RB (LOC-U.S. Bank, N.A.)(a)(d)            0.60%     06/01/34       1,102          1,101,500
--------------------------------------------------------------------------------------------------------
  Newport (City of) (Kentucky League of Cities
     Funding Trust); Series 2002, VRD Lease
     Program RB (LOC-U.S. Bank, N.A.)(a)(d)            0.60%     04/01/32      12,670         12,670,000
--------------------------------------------------------------------------------------------------------
  Williamstown (City of) (Kentucky League of
     Cities Funding Trust);
     Series 2008 A, VRD Lease Program RB (LOC-U.S.
     Bank, N.A.)(a)(d)                                 0.60%     07/01/38       3,900          3,900,000
--------------------------------------------------------------------------------------------------------
     Series 2008 B, VRD Lease Program RB (LOC-U.S.
     Bank, N.A.)(a)(d)                                 0.60%     12/01/38       5,000          5,000,000
========================================================================================================
                                                                                              40,239,199
========================================================================================================


LOUISIANA-0.75%

  Denham Springs (City of) Economic Development
     District (Bass Pro Shops); Series 2007 A, VRD
     Sales Tax Increment RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(d)                                 0.67%     01/01/37       5,060          5,060,000
--------------------------------------------------------------------------------------------------------
  Louisiana (State of) Local Government
     Environmental Facilities and Community
     Development Authority (Trinity Episcopal
     School); Series 2003, VRD RB (LOC-SunTrust
     Bank)(a)(d)                                       0.72%     04/01/18       1,770          1,770,000
--------------------------------------------------------------------------------------------------------
  St. James (Parish of) (NuStar Logistics, L.P.);
     Series 2008, VRD RB (LOC-SunTrust
     Bank)(a)(c)(d)                                    0.62%     06/01/38      13,000         13,000,000
========================================================================================================
                                                                                              19,830,000
========================================================================================================


MARYLAND-3.59%

  Baltimore (County of) (Blue Circle Inc.); Series
     1992, Ref. VRD Economic Development RB
     (LOC-BNP Paribas)(a)(d)(e)                        0.63%     12/01/17       3,955          3,955,000
--------------------------------------------------------------------------------------------------------
  Baltimore (County of) (Consolidated Public
     Improvement); Series 2008, Commercial Paper
     BAN                                               0.35%     03/04/09      20,000         20,000,000
--------------------------------------------------------------------------------------------------------
  Baltimore (County of) (Metropolitan District);
     Series 2008, Commercial Paper BAN                 0.55%     04/02/09      19,400         19,400,000
--------------------------------------------------------------------------------------------------------
  Frederick (County of) (Buckingham's Choice Inc.
     Facility); Series 1997 C, VRD Retirement
     Community RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.65%     01/01/27       6,000          6,000,000
--------------------------------------------------------------------------------------------------------
  Howard (County of) (Norbel School Inc.); Series
     2001, VRD Economic Development RB (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.68%     02/01/28       4,785          4,785,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (eMerge, Inc.); Series 2006 A, Ref. VRD RB
     (LOC-PNC Bank)(a)(d)                              0.60%     04/01/22       1,240          1,240,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Archdiocese of
     Baltimore Schools); Series 2007, VRD RB
     (LOC-PNC Bank, N.A.)(a)(d)                        0.60%     07/01/37       1,840          1,840,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Loyola College in
     Maryland, Inc.); Series 2007, VRD RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     12/01/23       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Odenton Christian
     School); Series 2008, VRD RB (LOC-PNC Bank,
     N.A.)(a)(d)                                       0.57%     07/01/33       3,590          3,590,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Pickersgill, Inc.);
     Series 2005 B, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(d)                                  0.57%     01/01/35       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Sheppard Pratt Health
     System, Inc.); Series 2003 B, VRD RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     07/01/28       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (The Barnesville School,
     Inc.); Series 1999, VRD RB (LOC-SunTrust
     Bank)(a)(d)                                       0.82%     09/01/24       1,965          1,965,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Industrial Development
     Financing Authority (Baltimore International
     College Facility); Series 2005, VRD Economic
     Development RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.68%     11/01/30       4,600          4,600,000
--------------------------------------------------------------------------------------------------------
  Montgomery (County of) (Sidwell Friends School
     Issuer); Series 2007, VRD RB (LOC-SunTrust
     Bank)(a)(d)                                       0.62%     04/01/37      12,900         12,900,000
========================================================================================================
                                                                                              94,775,000
========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
MASSACHUSETTS-3.22%

  Boston (City of) Water & Sewer Commission;
     Series 2006 A, Commercial Paper BAN (LOC-Bank
     of America, N.A.)(d)                              0.60%     07/07/09     $ 5,000     $    5,000,000
--------------------------------------------------------------------------------------------------------
  Concord (Town of); Series 2009, Unlimited Tax GO
     BAN                                               1.00%     01/28/10      12,500         12,554,433
--------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Massachusetts (State of)
     Development Finance Agency); Series 2007-0093
     A, VRD COP RB(a)(b)(c)                            0.62%     10/01/35       8,900          8,900,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (Commonwealth of); Series 2008 C,
     Limited Tax GO RAN                                4.00%     05/29/09      18,000         18,077,912
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (Abby Kelley Foster Charter Public
     School); Series 2008, VRD RB (LOC-TD Bank,
     N.A.)(a)(d)                                       0.58%     09/01/38       4,900          4,900,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (Brandon Residential Treatment Center,
     Inc.); Series 2003, VRD RB (LOC-TD Bank,
     N.A.)(a)(d)                                       0.58%     04/01/28       5,895          5,895,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (MassDevelopment CP Program 5 Issue);
     Series 2007, Commercial Paper RN (LOC-TD
     Bank, N.A.)(d)                                    1.00%     04/01/09      18,198         18,198,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Community Health Center
     Capital Fund); Series 1995 A, VRD RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.58%     03/01/15       1,300          1,300,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Harrington Memorial
     Hospital, Inc.); Series 2008 A, VRD RB
     (LOC-TD Bank, N.A.)(a)(d)                         0.62%     07/01/38       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Partners Healthcare
     System); Series 2008 H-1, Commercial Paper RB     0.90%     04/06/09       5,000          5,000,000
========================================================================================================
                                                                                              84,825,345
========================================================================================================


MICHIGAN-2.73%

  Boyne (City of) Public Schools; Series 1999,
     Unlimited Tax GO(f)(g)(h)                         5.75%     05/01/09       1,935          1,946,877
--------------------------------------------------------------------------------------------------------
  Michigan (State of) Hospital Finance Authority
     (Oaklawn Hospital); Series 2006, Ref. VRD RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.71%     11/01/37      35,925         35,925,000
--------------------------------------------------------------------------------------------------------
  Michigan (State of) Housing Development
     Authority (Courtyards of Taylor Apartments);
     Series 2002 A, VRD Limited Obligation MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.65%     08/15/32       1,615          1,615,000
--------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (Evangelical
     Homes of Michigan); Series 2008, VRD Limited
     Obligation RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.61%     05/01/37       9,800          9,800,000
--------------------------------------------------------------------------------------------------------
  Saline (City of) Economic Development Corp.
     (Evangelical Homes of Michigan-Brecon
     Village); Series 1997, VRD Limited Obligation
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(d)          0.63%     11/01/25       8,400          8,400,000
--------------------------------------------------------------------------------------------------------
  Southfield (City of) Economic Development Corp.
     (Lawrence Technological University);
     Series 2000, VRD Limited Obligation RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.63%     02/01/35       2,905          2,905,000
--------------------------------------------------------------------------------------------------------
     Series 2001, VRD Limited Obligation RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.63%     10/01/31       5,505          5,505,000
--------------------------------------------------------------------------------------------------------
  University of Michigan of Regents; Series 2008
     H, Commercial Paper Notes                         0.30%     04/07/09       6,000          6,000,000
========================================================================================================
                                                                                              72,096,877
========================================================================================================


MINNESOTA-1.22%

  JPMorgan PUTTERs (Minnesota (State of) Public
     Facilities Authority); Series 2002-319, VRD
     Drinking Water RB(a)(b)(c)                        0.60%     03/01/21      13,555         13,555,000
--------------------------------------------------------------------------------------------------------
  Mankato (City of) (Highland Hills of Mankato);
     Series 1997, Ref. VRD MFH RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.65%     05/01/27       1,100          1,100,000
--------------------------------------------------------------------------------------------------------
  Minnesota (State of) Higher Education Facilities
     Authority (Macalester College); Series 2003
     Five-Q, VRD RB(a)                                 0.60%     03/01/33       3,850          3,850,000
--------------------------------------------------------------------------------------------------------
  Minnesota (State of) Higher Education Facilities
     Authority (University of St. Thomas); Series
     2004 Five-Z, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.55%     10/01/29       7,200          7,200,000
--------------------------------------------------------------------------------------------------------
  Minnesota (State of) Rural Water Finance
     Authority; Series 2008, Public Construction
     RN                                                2.75%     06/01/09       6,500          6,511,261
========================================================================================================
                                                                                              32,216,261
========================================================================================================


MISSISSIPPI-2.10%

  Flowood (City of) (Reflection Pointe
     Apartments); Series 2001, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     05/15/31       5,780          5,780,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
MISSISSIPPI-(CONTINUED)

  Jackson (County of); Series 1994, Ref. VRD Water
     System Unlimited Tax GO (CEP-Chevron
     Corp.)(a)                                         0.60%     11/01/24     $11,000     $   11,000,000
--------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Chevron U.S.A. Inc.);
     Series 2007 B, VRD Gulf Opportunity Zone
     IDR(a)                                            0.70%     12/01/30      22,000         22,000,000
--------------------------------------------------------------------------------------------------------
     Series 2007 C, VRD Gulf Opportunity Zone
     IDR(a)                                            0.65%     12/01/30      16,500         16,500,000
========================================================================================================
                                                                                              55,280,000
========================================================================================================


MISSOURI-4.29%

  Hannibal (City of) Industrial Development
     Authority (Hannibal Regional Hospital);
     Series 2007, VRD Health Facilities RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.69%     08/01/27       8,000          8,000,000
--------------------------------------------------------------------------------------------------------
  Independence (City of) Industrial Development
     Authority (The Groves and Graceland College
     Nursing Arts Center); Series 1997 A, VRD IDR
     (LOC-Bank of America, N.A.)(a)(d)                 0.65%     11/01/27      12,340         12,340,000
--------------------------------------------------------------------------------------------------------
  Kansas City (City of) Industrial Development
     Authority (Bethesda Living Centers); Series
     2001 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.57%     08/01/31       8,750          8,750,000
--------------------------------------------------------------------------------------------------------
  Kansas City (City of) Industrial Development
     Authority (Gatehouse Apartments); Series
     2001, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.62%     11/15/26       1,650          1,650,000
--------------------------------------------------------------------------------------------------------
  Missouri (State of) Development Finance Board
     (Center of Creative Arts Project); Series
     2004, VRD Cultural Facilities RB (LOC-PNC
     Bank, N.A.)(a)(d)                                 0.60%     07/01/24       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Academie Lafayette);
     Series 2003, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.70%     02/01/28       1,340          1,340,000
--------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Lutheran Church
     Extension Fund- Missouri Synod Loan Program);
     Series 2004 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.75%     07/01/29       7,945          7,945,000
--------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Southwest Baptist
     University); Series 2003, VRD RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.65%     10/01/33       2,700          2,700,000
--------------------------------------------------------------------------------------------------------
  North Kansas City (City of) (North Kansas City
     Hospital); Series 2008, VRD Hospital RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.65%     11/01/33      27,810         27,810,000
--------------------------------------------------------------------------------------------------------
  Springfield (City of) Industrial Development
     Authority (Pebblecreek Apartments); Series
     1994, Ref. VRD MFH RB (CEP-Federal Home Loan
     Bank of Des Moines)(a)                            0.68%     12/01/19       3,520          3,520,000
--------------------------------------------------------------------------------------------------------
  St. Charles (County of) Industrial Development
     Authority (Sun River Village Apartments);
     Series 1985, VRD IDR (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.66%     12/01/27      12,500         12,500,000
--------------------------------------------------------------------------------------------------------
  St. Charles (County of) Industrial Development
     Authority (Westchester Village Apartments);
     Series 2006, Ref. VRD MFH RB (CEP-Federal
     National Mortgage Association)(a)                 0.66%     04/15/27       5,600          5,600,000
--------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Schnuck Markets, Inc. Kirkwood);
     Series 1985, VRD IDR (LOC-U.S. Bank,
     N.A.)(a)(c)(d)                                    0.77%     12/01/15       3,950          3,950,000
--------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Sugar Pines Apartments); Series
     2006, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.66%     04/15/27       9,170          9,170,000
--------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Westport Station Apartments);
     Series 2006, Ref. VRD MFH RB (CEP-Federal
     National Mortgage Association)(a)                 0.66%     04/15/27       4,970          4,970,000
--------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Whitfield School Inc.); Series
     2004 B, Ref. VRD Educational Facilities RB
     (LOC-U.S. Bank, N.A.)(a)(d)                       0.70%     06/15/24       1,920          1,920,000
========================================================================================================
                                                                                             113,165,000
========================================================================================================


MONTANA-0.35%

  Forsyth (City of) (Pacificorp); Series 1988,
     Ref. Customized Purchase PCR (LOC-BNP
     Paribas)(a)(d)(e)                                 0.75%     01/01/18       1,625          1,625,000
--------------------------------------------------------------------------------------------------------
  Helena (City of) (Carroll College); Series 2002,
     VRD Higher Education RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.55%     10/01/32       7,630          7,630,000
========================================================================================================
                                                                                               9,255,000
========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
NEBRASKA-0.49%

  Douglas (County of) Hospital Authority No. 2
     (Children's Hospital Obligated Group); Series
     2008 A, Ref. VRD Health Facilities RB
     (LOC-U.S. Bank, N.A.)(a)(d)                       0.65%     08/15/32     $ 5,000     $    5,000,000
--------------------------------------------------------------------------------------------------------
  Lancaster (County of) Hospital Authority No. 1
     (BryanLGH Medical Center); Series 2008 B-1,
     Ref. VRD RB (LOC-U.S. Bank, N.A.)(a)(d)           0.65%     06/01/31       7,895          7,895,000
========================================================================================================
                                                                                              12,895,000
========================================================================================================


NEVADA-0.86%

  Nevada (State of) Department of Business &
     Industry (Nevada Cancer Institute); Series
     2003, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.65%     12/01/33      22,550         22,550,000
========================================================================================================


NEW HAMPSHIRE-0.67%

  New Hampshire (State of) Business Finance
     Authority (Alice Peck Day Health Systems
     Obligated Group); Series 2007 A, VRD RB
     (LOC-TD Bank, N.A.)(a)(d)                         0.61%     10/01/36       9,350          9,350,000
--------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Moore Center); Series
     2007, VRD RB (LOC-TD Bank, N.A.)(a)(d)            0.60%     09/01/37       4,240          4,240,000
--------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Riverbend Community
     Mental Health, Inc.); Series 2008, VRD RB
     (LOC-TD Bank, N.A.)(a)(d)                         0.60%     07/01/38       4,100          4,100,000
========================================================================================================
                                                                                              17,690,000
========================================================================================================


NEW JERSEY-0.59%

  Reset Option Ctfs. Trust II-R (New Jersey (State
     of) Transportation Trust Fund Authority);
     Series 11282, VRD RB(a)(b)(c)                     0.72%     12/15/32      15,475         15,475,000
========================================================================================================


NEW MEXICO-0.22%

  New Mexico (State of) Finance Authority; Series
     2008 B-1, Ref. Sub Lien VRD RB (LOC-State
     Street Bank & Trust Co.)(a)(d)                    0.53%     12/15/26       3,800          3,800,000
--------------------------------------------------------------------------------------------------------
  New Mexico (State of); Series 2007, Unlimited
     Tax Capital Projects GO                           5.00%     03/01/09       2,010          2,010,109
========================================================================================================
                                                                                               5,810,109
========================================================================================================


NEW YORK-0.31%

  New York (State of) Thruway Authority (Highway &
     Bridge Trust Fund); Series 1999 B,
     RB(f)(g)(h)                                       5.00%     04/01/09       7,000          7,087,760
--------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (New York (City
     of) Trust for Cultural Resources); Series
     11557, VRD RB(a)(b)(c)                            0.74%     07/01/31       1,000          1,000,000
========================================================================================================
                                                                                               8,087,760
========================================================================================================


NORTH CAROLINA-5.19%

  Charlotte (City of) Housing Authority (Oak Park
     Apartments); Series 2005, VRD MFH RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.60%     09/01/35       7,625          7,625,000
--------------------------------------------------------------------------------------------------------
  Charlotte (City of) Housing Authority
     (Stonehaven East Apartments); Series 2005,
     VRD MFH RB (LOC-Wells Fargo Bank, N.A.)(a)(d)     0.60%     09/01/35       9,195          9,195,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Barton College); Series 2004,
     VRD Educational Facilities RB (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.68%     07/01/19       4,440          4,440,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Cannon School, Inc.); Series
     2002, VRD Educational Facilities RB
     (LOC-SunTrust Bank)(a)(d)                         0.61%     06/01/25       3,340          3,340,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Canterbury School); Series
     2002, VRD Educational Facilities RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     08/01/22       1,125          1,125,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Guilford College); Series
     2005 B, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.68%     09/01/35       6,900          6,900,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (High Point University);
     Series 2008, VRD Educational Facilities RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     05/01/30       4,500          4,500,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The Hill Center); Series
     2008, VRD Educational Facilities RB
     (LOC-SunTrust Bank)(a)(d)                         0.67%     07/01/28       5,000          5,000,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

  North Carolina (State of) Capital Facilities
     Finance Agency (The O'Neal School); Series
     2007, VRD Educational Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.68%     09/01/29     $ 2,500     $    2,500,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The Summit School, Inc.);
     Series 2008, VRD Educational Facilities RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     06/01/33       5,200          5,200,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Cardinal Gibbons High
     School); Series 1999, VRD RB (LOC-Bank of
     America, N.A.)(a)(d)                              0.67%     08/01/14       3,580          3,580,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Elon College); Series 1997,
     VRD RB (LOC-Bank of America, N.A.)(a)(d)          0.65%     01/01/19       4,180          4,180,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Queens College); Series 1999
     A, VRD RB (LOC-Bank of America, N.A.)(a)(d)       0.65%     03/01/19       2,900          2,900,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Roman Catholic Diocese of
     Charlotte, North Carolina); Series 2000, VRD
     RB (LOC-Wells Fargo Bank, N.A.)(a)(d)             0.61%     06/01/17       4,995          4,995,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Housing Finance Agency
     (Appalachian Student Housing Corp.); Series
     2000 A-1, VRD Student Housing RB (LOC-Wells
     Fargo Bank, N.A.)(a)(d)                           0.68%     07/01/31       1,505          1,505,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Housing Finance Agency
     (The Masonic Home for Children at Oxford);
     Series 2002, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.68%     08/01/23       1,470          1,470,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Deerfield Episcopal Retirement
     Community); Series 2008 B, VRD Health Care
     Facilities First Mortgage RB (LOC-Branch
     Banking &Trust Co.)(a)(d)                         0.68%     11/01/14       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Lower Cape Fear Hospice, Inc.);
     Series 2007, VRD Health Care Facilities RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     11/01/27       2,000          2,000,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (North Carolina Baptist Hospital);
     Series 2009 B, Ref. VRD RB(a)                     0.60%     06/01/34       5,700          5,700,000
--------------------------------------------------------------------------------------------------------
     Series 2009 C, Ref. VRD RB(a)                     0.60%     06/01/34       5,700          5,700,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Person Memorial Hospital); Series
     2005, VRD Health Care Facilities RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     01/01/35      13,890         13,890,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (University Health Systems of
     Eastern Carolina); Series 2008 B-2, Ref. VRD
     Health Care Facilities RB (LOC-Branch Banking
     & Trust Co.)(a)(d)                                0.64%     12/01/36       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Westcare Health System Obligated
     Group); Series 2002 A, VRD Hospital RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.68%     09/01/22       8,900          8,900,000
--------------------------------------------------------------------------------------------------------
  University of North Carolina at Chapel Hill
     Board of Governors;
     Series 2006 A, Commercial Paper Bonds             0.70%     03/06/09       4,500          4,500,000
--------------------------------------------------------------------------------------------------------
     Series 2006 A, Commercial Paper Bonds             0.75%     04/03/09      11,600         11,600,000
--------------------------------------------------------------------------------------------------------
  Wake (County of) Industrial Facilities &
     Pollution Control Finance Agency (Wake
     Enterprises, Inc.); Series 2009, VRD Capital
     Facilities RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.58%     02/01/34       3,500          3,500,000
--------------------------------------------------------------------------------------------------------
  Wake (County of); Series 2008, Unlimited Tax GO
     BAN                                               3.50%     10/15/09       2,500          2,527,639
========================================================================================================
                                                                                             136,772,639
========================================================================================================


NORTH DAKOTA-0.10%

  Fargo (City of) (Case Oil Co.); Series 1984, VRD
     Commercial Development RB (LOC-U.S. Bank
     N.A.)(a)(d)                                       0.77%     12/01/14       2,655          2,655,000
========================================================================================================


OHIO-3.72%

  Beavercreek (City of) City School District;
     Series 2009, School Improvement Unlimited Tax
     GO BAN                                            2.00%     08/18/09       8,350          8,402,757
--------------------------------------------------------------------------------------------------------
  Butler (County of) (CCAO Low Cost Capital Pooled
     Financing Program); Sr. Series 2005 A, VRD
     Capital Funding RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.60%     06/01/35       3,015          3,015,000
--------------------------------------------------------------------------------------------------------
  Cleveland (City of) Municipal School District;
     Series 2008, School Improvement Unlimited Tax
     GO BAN                                            2.50%     09/30/09      12,500         12,597,827
--------------------------------------------------------------------------------------------------------
  Columbus (City of) City School District; Series
     2009 A, School Facilities Construction &
     Improvement Unlimited Tax GO BAN                  2.00%     08/13/09       8,500          8,550,166
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

  Columbus (City of) Regional Airport Authority
     (OASBO Expanded Asset Pooled Financing
     Program);
     Sr. Series 2004 A, VRD Capital Funding RB
       (LOC-U.S. Bank, N.A.)(a)(d)                     0.60%     03/01/34     $ 5,360     $    5,360,000
--------------------------------------------------------------------------------------------------------
     Sr. Series 2005, VRD Capital Funding RB
       (LOC-U.S. Bank, N.A.)(a)(d)                     0.60%     07/01/35       6,320          6,320,000
--------------------------------------------------------------------------------------------------------
  Dublin (City of) City School District; Series
     2009, School Construction Unlimited Tax GO
     BAN                                               2.00%     10/15/09       2,700          2,722,710
--------------------------------------------------------------------------------------------------------
  Hamilton (County of) (Drake Center, Inc.);
     Series 1999 A, VRD Hospital Facilities RB
     (LOC-U.S. Bank, N.A.)(a)(d)                       0.60%     06/01/19       5,700          5,700,000
--------------------------------------------------------------------------------------------------------
  Lake (County of) (Lake Hospital System, Inc.);
     Series 2002, VRD Hospital Facilities RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.78%     12/01/32       8,930          8,930,000
--------------------------------------------------------------------------------------------------------
  Lorain (County of) (EMH Regional Medical
     Center); Series 2008, Ref. VRD Hospital
     Facilities RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(d)                                       0.65%     11/01/21       4,900          4,900,000
--------------------------------------------------------------------------------------------------------
  Lorain (County of) Port Authority (St. Ignatius
     High School); Series 2008, VRD Educational
     Facilities RB (LOC-U.S. Bank, N.A.)(a)(d)         0.61%     08/02/38       2,250          2,250,000
--------------------------------------------------------------------------------------------------------
  Lucas (County of) (ProMedica Healthcare System);
     Series 2008 B, VRD Hospital RB (LOC-UBS
     AG)(a)(d)(e)                                      0.72%     11/15/40       1,955          1,955,000
--------------------------------------------------------------------------------------------------------
  Marion (County of) (Pooled Lease Program);
     Series 1990, VRD Hospital Improvement RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.68%     08/01/20       1,125          1,125,000
--------------------------------------------------------------------------------------------------------
  Montgomery (County of) (The Dayton Art
     Institute); Series 1996, VRD Economic
     Development RB (LOC-U.S. Bank, N.A.)(a)(d)        0.60%     05/01/26       4,300          4,300,000
--------------------------------------------------------------------------------------------------------
  Ohio (State of) (Goodwill Industries of the
     Miami Valley); Series 2003, VRD Economic
     Development RB (LOC-PNC Bank, N.A.)(a)(d)         0.60%     06/01/23       7,320          7,320,000
--------------------------------------------------------------------------------------------------------
  Richland (County of) (Wesleyan Senior Living
     Obligated Group); Series 2004 A, Ref. VRD
     Health Care Facilities RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(d)                                 0.60%     11/01/27      14,630         14,630,000
========================================================================================================
                                                                                              98,078,460
========================================================================================================


OKLAHOMA-1.05%

  Oklahoma (County of) Finance Authority (Oxford
     Oaks, Watersedge & Gardens at Reding
     Apartments); Series 2000, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.64%     07/15/30       8,650          8,650,000
--------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Development Finance
     Authority (Capitol Dome); Series 2001, VRD RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.77%     06/01/11       1,360          1,360,000
--------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Water Resources Board;
     Series 1994 A, VRD State Loan Program
     RB(a)(g)                                          1.65%     09/01/23      12,655         12,655,000
--------------------------------------------------------------------------------------------------------
     Series 1995, VRD State Loan Program RB(a)         1.65%     09/01/24       5,060          5,060,000
========================================================================================================
                                                                                              27,725,000
========================================================================================================


OREGON-0.77%

  Oregon (State of); Series 2008 A, Full Faith &
     Credit Unlimited Tax GO TAN                       3.00%     06/30/09      10,000         10,042,350
--------------------------------------------------------------------------------------------------------
  Portland (City of) (South Park Block); Series
     1988 A, Ref. VRD MFH RB (LOC-Harris
     N.A.)(a)(d)                                       0.65%     12/01/11      10,250         10,250,000
========================================================================================================
                                                                                              20,292,350
========================================================================================================


PENNSYLVANIA-6.24%

  Allegheny (County of) Hospital Development
     Authority (Central Blood Bank); Series 1992,
     VRD Health Facilities RB (LOC-PNC Bank,
     N.A.)(a)(d)                                       0.60%     12/01/10       1,225          1,225,000
--------------------------------------------------------------------------------------------------------
  Allegheny (County of) Hospital Development
     Authority (UPMC Senior Communities, Inc.);
     Series 2003, VRD RB (CEP-Federal National
     Mortgage Association)(a)                          0.62%     07/15/28       1,900          1,900,000
--------------------------------------------------------------------------------------------------------
  Benzinger (Township of) Hospital Authority (Elk
     Regional Health System); Series 2000, VRD RB
     (LOC-PNC Bank, N.A.)(a)(d)                        0.60%     12/01/30       1,040          1,040,000
--------------------------------------------------------------------------------------------------------
  Berks (County of) Industrial Development
     Authority (CHF-Kutztown, LLC Project
     Servicing Kutztown University of
     Pennsylvania); Series 2007 A, VRD Student
     Housing RB (LOC-Citibank N.A.)(a)(d)              0.60%     07/01/37      10,675         10,675,000
--------------------------------------------------------------------------------------------------------
  Butler (County of) Industrial Development
     Authority (Concordia Lutheran Ministries);
     Series 2004 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.57%     05/01/34       6,540          6,540,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

  Chester (County of) Industrial Development
     Authority (Archdiocese of Philadelphia);
     Series 2001, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.65%     07/01/31     $42,100     $   42,100,000
--------------------------------------------------------------------------------------------------------
  Erie (City of) Higher Education Building
     Authority (Gannon University); Series 1998 F,
     VRD University RB (LOC-PNC Bank, N.A.)(a)(d)      0.60%     07/01/13       1,800          1,800,000
--------------------------------------------------------------------------------------------------------
  Erie (County of) Hospital Authority (Hamot
     Health Foundation); Series 2008, VRD RB
     (LOC-PNC Bank, N.A.)(a)(d)                        0.55%     05/15/20       2,210          2,210,000
--------------------------------------------------------------------------------------------------------
  Haverford (Township of) School District; Series
     2009, Limited Tax GO (LOC-TD Bank,
     N.A.)(a)(d)                                       0.58%     03/01/30       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  Lebanon (County of) Health Facilities Authority
     (E.C.C. Retirement Village); Series 2000, VRD
     RB (LOC-PNC Bank, N.A.)(a)(d)                     0.65%     10/15/25       9,315          9,315,000
--------------------------------------------------------------------------------------------------------
  Lower Merion (Township of) School District
     (Capital Project Series);
     Series 2009 A, VRD Limited Tax GO (LOC-State
     Street Bank & Trust Co.)(a)(d)                    0.55%     04/01/27       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
     Series 2009 B, VRD Limited Tax GO (LOC-U.S.
     Bank, N.A.)(a)(d)                                 0.55%     04/01/27       4,000          4,000,000
--------------------------------------------------------------------------------------------------------
  Luzerne (County of) Industrial Development
     Authority (Methodist Homes for the Aging of
     the Wyoming Conference); Series 2003, VRD RB
     (LOC-Bank of New York)(a)(d)                      0.62%     02/01/29       2,700          2,700,000
--------------------------------------------------------------------------------------------------------
  Luzerne (County of) Industrial Development
     Authority; Series 2005, VRD Gtd. Lease RB
     (LOC-PNC Bank, N.A.)(a)(d)                        0.60%     11/01/26       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Luzerne (County of); Series 2004, VRD Unlimited
     Tax GO (LOC-PNC Bank, N.A.)(a)(d)                 0.60%     11/01/14       2,185          2,185,000
--------------------------------------------------------------------------------------------------------
  Montgomery (County of) Redevelopment Authority
     (Forge Gate Apartments); Series 2001 A, VRD
     MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     08/15/31       2,225          2,225,000
--------------------------------------------------------------------------------------------------------
  Moon (Township of) Industrial Development
     Authority (Providence Point); Series 2007,
     VRD First Mortgage RB (LOC-Lloyds TSB Bank
     PLC)(a)(d)(e)                                     0.67%     07/01/38      31,165         31,165,000
--------------------------------------------------------------------------------------------------------
  New Castle Area School District; Series 2003 B,
     Unlimited Tax GO(f)(g)(h)                         4.75%     03/01/09       2,400          2,400,133
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Dr. Gertrude A. Barber
     Center, Inc.); Series 2002, VRD RB (LOC-PNC
     Bank, N.A.)(a)(d)                                 0.60%     12/01/31       2,230          2,230,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Mercy Health System of
     Southeastern Pennsylvania); Series 1999 E-1,
     VRD RB (LOC-PNC Bank, N.A.)(a)(d)                 0.60%     09/01/19       1,200          1,200,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Pennsylvania Treasury
     Department Hospital Enhancement Loan Program-
     J.C. Blair Memorial Hospital); Series 2007 A-
     1, VRD Hospital RB (LOC-PNC Bank, N.A.)(a)(d)     0.60%     03/01/19       2,070          2,070,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Kings
     College); Series 2003 L-2, VRD RB (LOC-PNC
     Bank, N.A.)(a)(d)                                 0.60%     05/01/18       1,115          1,115,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Rosemont
     College); Series 2004 O, VRD RB (LOC-Wells
     Fargo Bank, N.A.)(a)(d)                           0.62%     11/01/34       5,500          5,500,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Washington &
     Jefferson College); Series 1999 E-5, VRD RB
     (LOC-PNC Bank, N.A.)(a)(d)                        0.60%     11/01/29       5,300          5,300,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-The Waynesburg
     College); Series 2004 N-2, VRD RB (LOC-PNC
     Bank, N.A.)(a)(d)                                 0.60%     05/01/34       1,500          1,500,000
--------------------------------------------------------------------------------------------------------
  Westmoreland (County of) Industrial Development
     Authority (Excela Health);
     Series 2005 C, VRD Health System RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.60%     07/01/27       7,915          7,915,000
--------------------------------------------------------------------------------------------------------
     Series 2005 E, VRD Health System RB
     (LOC-Wells Fargo Bank, N.A.)(a)(d)                0.60%     07/01/22       7,100          7,100,000
========================================================================================================
                                                                                             164,410,133
========================================================================================================


RHODE ISLAND-0.09%

  Providence (City of) Housing Authority
     (Cathedral Square Apartments I); Series 2000
     A, VRD MFH RB (LOC-Bank of America,
     N.A.)(a)(c)(d)                                    0.75%     09/01/30       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Rhode Island (State of) Health & Educational
     Building Corp. (St. Andrew's School); Series
     1999, VRD RB (LOC-U.S. Bank, N.A.)(a)(d)          0.66%     12/01/29       1,375          1,375,000
========================================================================================================
                                                                                               2,375,000
========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
SOUTH CAROLINA-2.84%

  Charleston (County of) School District; Series
     2008, Unlimited Tax GO                            4.00%     03/01/09     $34,000     $   34,000,959
--------------------------------------------------------------------------------------------------------
  Clemson University; Series 2000, RB(f)(g)(h)         6.25%     05/01/09       1,250          1,274,636
--------------------------------------------------------------------------------------------------------
  Oconee (County of) (Duke Power Co.); Series
     1993, Ref. VRD Facilities PCR (LOC-SunTrust
     Bank)(a)(d)                                       0.62%     02/01/17       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Nonprofit Institutions
     of Higher Learning (Newberry College); Series
     2008, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.68%     06/01/35       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Housing Finance &
     Development Authority (Runaway Bay
     Apartments); Series 2005, Ref. VRD MFH Rental
     RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     11/15/35       7,465          7,465,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Carolina Children's
     Home); Series 2003, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.68%     03/01/23       1,800          1,800,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (John Ancrum Society
     for Prevention of Cruelty to Animals); Series
     2007, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.65%     08/01/27       4,400          4,400,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Oconee Memorial
     Hospital, Inc.); Series 2006 B, VRD Hospital
     RB (LOC-Wells Fargo Bank, N.A.)(a)(d)             0.60%     10/01/36       9,000          9,000,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Porter-Gaud School);
     Series 2008, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.61%     12/01/33      12,000         12,000,000
========================================================================================================
                                                                                              74,940,595
========================================================================================================


SOUTH DAKOTA-0.36%

  South Dakota (State of) Health & Educational
     Facilities Authority (Regional Health, Inc.);
     Series 2008, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.65%     09/01/27       8,500          8,500,000
--------------------------------------------------------------------------------------------------------
  South Dakota (State of) Housing Development
     Authority (Country Meadows Apartments);
     Series 2009, VRD MFH RB (CEP-Federal Home
     Loan Mortgage Corp.)(a)                           0.62%     01/01/44       1,000          1,000,000
========================================================================================================
                                                                                               9,500,000
========================================================================================================


TENNESSEE-2.09%

  Blount (County of) Public Building Authority
     (Local Government Public Improvement); Series
     2009 E-7-A, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(d)                                  0.68%     06/01/39       5,500          5,500,000
--------------------------------------------------------------------------------------------------------
  Chattanooga (City of) Health, Educational &
     Housing Facility Board (Windridge
     Apartments); Series 2003 A, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     05/15/33       3,175          3,175,000
--------------------------------------------------------------------------------------------------------
  Hendersonville (City of) Industrial Development
     Board (Pope John Paul II High School, Inc.);
     Series 2000, VRD Educational Facilities RB
     (LOC-SunTrust Bank)(a)(d)                         0.62%     12/01/20       2,700          2,700,000
--------------------------------------------------------------------------------------------------------
  Jackson (City of) Health, Educational & Housing
     Facility Board (Post House Jackson
     Apartments); Series 2002, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     10/15/32       3,870          3,870,000
--------------------------------------------------------------------------------------------------------
  Loudon (City of) Industrial Development Board
     (A.E. Staley Manufacturing Company, Inc.);
     Series 1991, Ref. VRD PCR (LOC-Citibank
     N.A.)(a)(c)(d)                                    0.61%     06/01/23       8,100          8,100,000
--------------------------------------------------------------------------------------------------------
  Memphis (City of) & Shelby (County of)
     Industrial Development Board (UT Medical
     Group, Inc.); Series 1999, VRD IDR
     (LOC-SunTrust Bank)(a)(d)                         0.82%     03/01/24       5,555          5,555,000
--------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (Hickory Trace Apartments);
     Series 2003, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                      0.63%     03/01/33       4,750          4,750,000
--------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (Lipscomb University);
     Series 2003, Ref. VRD Educational Facilities
     RB (LOC-SunTrust Bank)(a)(d)                      0.62%     02/01/23       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
     Series 2006, VRD RB (LOC-SunTrust Bank)(a)(d)     0.62%     11/01/28       1,150          1,150,000
--------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (Summit Apartments); Series
     2006, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.62%     07/15/36       6,825          6,825,000
--------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (The Park at Hermitage);
     Series 2004, Ref. VRD MFH RB (CEP-Federal
     National Mortgage Association)(a)                 0.62%     02/15/34       1,945          1,945,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

  Shelby (County of) Health, Educational & Housing
     Facility Board (Memphis University School);
     Series 2006, VRD RB (LOC-SunTrust Bank)(a)(d)     0.82%     07/01/26     $ 3,300     $    3,300,000
--------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Trezevant Manor); Series 2007
     A, VRD RB (LOC-Bank of America, N.A.)(a)(d)       0.67%     09/01/39       7,225          7,225,000
========================================================================================================
                                                                                              55,095,000
========================================================================================================


TEXAS-11.99%

  Arlington (City of);
     Series 2005 A, GO Commercial Paper Notes          1.25%     03/10/09      11,000         11,000,000
--------------------------------------------------------------------------------------------------------
     Series 2005 A, GO Commercial Paper Notes          0.75%     04/06/09       9,000          9,000,000
--------------------------------------------------------------------------------------------------------
  Austin (City of) Housing Finance Corp. (Stassney
     Woods Apartments); Series 2004, Ref. VRD MFH
     RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     10/15/32       3,350          3,350,000
--------------------------------------------------------------------------------------------------------
  Bexar (County of) Housing Finance Corp.
     (Northwest Trails Apartments); Series 2004,
     Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.62%     12/15/34       3,130          3,130,000
--------------------------------------------------------------------------------------------------------
  Crawford (City of) Education Facilities Corp.
     (Prince of Peace Christian School);
     Series 2005, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.57%     07/01/28       5,500          5,500,000
--------------------------------------------------------------------------------------------------------
     Series 2005, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(d)                                       0.57%     05/01/30       5,375          5,375,000
--------------------------------------------------------------------------------------------------------
  Cypress-Fairbank Independent School District;
     Series 2008, TAN                                  3.00%     06/25/09       5,000          5,021,417
--------------------------------------------------------------------------------------------------------
  De Soto (City of) Industrial Development
     Authority (National Service Industries,
     Inc.); Series 1991, Ref. VRD IDR (LOC-Wells
     Fargo Bank, N.A.)(a)(c)(d)                        0.68%     09/01/18       3,140          3,140,000
--------------------------------------------------------------------------------------------------------
  Garland (City of); Series 2008, GO Commercial
     Paper Notes                                       0.70%     07/07/09       8,200          8,200,000
--------------------------------------------------------------------------------------------------------
  Gulf Coast Industrial Development Authority
     (Petrounited Terminals, Inc.); Series 1989,
     Ref. VRD IDR (LOC-BNP Paribas)(a)(c)(d)(e)        0.63%     11/01/19       5,600          5,600,000
--------------------------------------------------------------------------------------------------------
  Harris (County of) Health Facilities Development
     Corp. (Texas Children's Hospital); Series
     2008-3, Ref. VRD Hospital RB(a)                   2.10%     10/01/41      24,865         24,865,000
--------------------------------------------------------------------------------------------------------
  Hockley (County of) Industrial Development Corp.
     (Amoco Corp.);
     Series 1983, VRD PCR(a)(e)                        1.70%     03/01/14      30,000         30,000,054
--------------------------------------------------------------------------------------------------------
     Series 1985, VRD PCR(a)(e)                        2.70%     11/01/19       9,000          9,000,000
--------------------------------------------------------------------------------------------------------
  Mesquite (City of) Independent School District;
     Series 2003 A, VRD School Building Unlimited
     Tax GO (CEP-Texas Permanent School Fund)(a)       0.61%     08/01/29      10,670         10,670,000
--------------------------------------------------------------------------------------------------------
  Morgan Stanley & Co. Inc. Trust Floater Ctfs.
     (North East Independent School District);
     Series 2006-1668, Ref. VRD Unlimited Tax
     GO(a)(b)(c)                                       0.67%     02/01/27      14,725         14,725,000
--------------------------------------------------------------------------------------------------------
  Northwest Independent School District; Series
     2006, VRD School Building Unlimited Tax GO
     (CEP-Texas Permanent School Fund)(a)              0.61%     02/15/31      10,560         10,560,000
--------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Houston (City
     of)); Series 12022, Sub. Lien VRD Airport
     System RB(a)(b)(c)                                0.67%     07/01/28      17,235         17,235,000
--------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Northwest
     Independent School District); Series 11220,
     VRD Unlimited Tax School Building GO(a)(b)(c)     0.68%     02/15/27       3,585          3,585,000
--------------------------------------------------------------------------------------------------------
  San Antonio (City of); Series 2008, Ref. Sub.
     Lien VRD Hotel Occupancy Tax RB (LOC-Wells
     Fargo Bank, N.A.)(a)(d)                           0.58%     08/15/34       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
  San Gabriel (City of) Health Facilities
     Development Corp. (YMCA of Greater Williamson
     County); Series 2005, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(d)                           0.63%     04/01/26       4,915          4,915,000
--------------------------------------------------------------------------------------------------------
  Tarrant (County of) Housing Finance Corp.
     (Sierra Springs Apartments); Series 1999,
     Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.67%     02/15/27       7,760          7,760,000
--------------------------------------------------------------------------------------------------------
  Texas (State of) Department of Housing &
     Community Affairs (NHP Foundation-Asmara
     Affordable Housing Inc.); Series 2003, Ref.
     VRD MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(a)                                         0.58%     07/01/33       6,180          6,180,000
--------------------------------------------------------------------------------------------------------
  Texas (State of) Public Finance Authority;
     Series 2002 A, GO Commercial Paper Notes          0.55%     06/23/09       6,500          6,500,000
--------------------------------------------------------------------------------------------------------
  Texas (State of) Small Business Industrial
     Development Corp. (Texas Public Facilities
     Capital Access Program); Series 1986, VRD RB
     (LOC-Bank of America, N.A.)(a)(d)                 0.63%     07/01/26       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Texas (State of); Series 2008, TRAN                  3.00%     08/28/09      41,500         41,778,443
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

  Texas A&M University System Board of Regents;
     Series 1999, Financing System RB(f)(g)(h)         5.55%     05/15/09     $ 7,600     $    7,655,075
--------------------------------------------------------------------------------------------------------
  Travis (County of) Housing Finance Corp. (Travis
     Station Apartments); Series 2004 A, Ref. VRD
     MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     02/15/34       1,075          1,075,000
--------------------------------------------------------------------------------------------------------
  Travis (County of); Series 2008, Limited Tax GO
     Ctfs.                                             3.25%     03/01/10       2,000          2,049,997
--------------------------------------------------------------------------------------------------------
  University of Texas System Board of Regents
     (Revenue Financing System);
     Series 2002 A, Commercial Paper Notes             0.25%     04/06/09       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
     Series 2002 A, Commercial Paper Notes             0.45%     04/06/09      10,000         10,000,000
--------------------------------------------------------------------------------------------------------
  Upper Trinity Regional Water District; Series
     2008 A, Commercial Paper Regional Treated
     Water Supply System RN (LOC-Bank of America,
     N.A.)(d)                                          1.50%     05/06/09      15,550         15,550,000
--------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Comal (County of) Independent
     School District); Series 2008 K-10, VRD
     Unlimited Tax GO(a)(b)(c)                         0.65%     02/01/26       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (University of Texas System
     Board of Regents); Series 2007-C82, Ref. VRD
     RB(a)(b)(c)                                       0.65%     07/01/21      10,665         10,665,000
========================================================================================================
                                                                                             316,084,986
========================================================================================================


UTAH-0.07%

  Duchesne School District Municipal Building
     Authority; Series 2005, VRD Lease RB
     (LOC-U.S. Bank, N.A.)(a)(d)                       0.63%     06/01/21       1,800          1,800,000
========================================================================================================


VERMONT-0.22%

  Vermont (State of) Economic Development
     Authority (Wake Robin Corp.); Series 1999 B,
     Mortgage RB(f)(g)(h)                              6.75%     03/01/09       5,720          5,834,809
========================================================================================================


VIRGINIA-3.60%

  Albemarle (County of) Industrial Development
     Authority (Jefferson Scholars Foundation);
     Series 2007, VRD RB (LOC-SunTrust Bank)(a)(d)     0.62%     10/01/37       2,000          2,000,000
--------------------------------------------------------------------------------------------------------
  Albemarle (County of) Industrial Development
     Authority (Thomas Jefferson Foundation,
     Inc.);
     Series 2004, VRD RB (LOC-SunTrust Bank)(a)(d)     0.62%     10/01/29         940            940,000
--------------------------------------------------------------------------------------------------------
     Series 2007, VRD RB (LOC-SunTrust Bank)(a)(d)     0.62%     06/01/37       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  Arlington (County of) (Ballston Public Parking);
     Series 1984, VRD RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.63%     08/01/17       3,725          3,725,000
--------------------------------------------------------------------------------------------------------
  Arlington (County of) Industrial Development
     Authority (Woodbury Park Apartments); Series
     2005 A, Ref. VRD MFH RB (CEP-Federal Home
     Loan Mortgage Corp.)(a)                           0.62%     03/01/35      12,935         12,935,000
--------------------------------------------------------------------------------------------------------
  Charlottesville (City of) Industrial Development
     Authority (Seminole Square Shopping Center);
     Series 1993 B, Ref. VRD IDR (LOC-Branch
     Banking & Trust Co.)(a)(d)                        0.65%     12/01/13       1,010          1,010,000
--------------------------------------------------------------------------------------------------------
  Chesapeake (City of) Hospital Authority
     (Chesapeake General Hospital); Series 2001 B,
     VRD RB (LOC-SunTrust Bank)(a)(d)                  0.62%     07/01/31       1,500          1,500,000
--------------------------------------------------------------------------------------------------------
  Chesterfield (County of) Health Center
     Commission (Lucy Corr Village); Series 2008
     B, VRD Residential Care Facility First
     Mortgage RB (LOC-Branch Banking & Trust
     Co.)(a)(d)                                        0.68%     12/01/12       3,100          3,100,000
--------------------------------------------------------------------------------------------------------
  Fairfax (County of) Economic Development
     Authority (Capital Hospice); Series 2009, VRD
     Health Care Facilities RB (LOC-Branch Banking
     & Trust Co.)(a)(d)                                0.68%     01/01/34       6,050          6,050,000
--------------------------------------------------------------------------------------------------------
  Fairfax (County of) Economic Development
     Authority (Vienna II Metrorail Station);
     First Series 1999, Parking RB(f)(g)(h)            6.00%     09/01/09       1,650          1,728,526
--------------------------------------------------------------------------------------------------------
     First Series 1999, Parking RB(f)(g)(h)            6.00%     09/01/09       1,750          1,833,285
--------------------------------------------------------------------------------------------------------
  Fairfax (County of) Industrial Development
     Authority (Inova Health System); Series 2008
     C-1, Ref. VRD Health Care RB(a)                   1.60%     04/15/35      25,000         25,000,000
--------------------------------------------------------------------------------------------------------
  Hanover (County of) Economic Development
     Authority (Bon Secours Health System, Inc.);
     Series 2008 D-1, Ref. VRD RB (LOC-Landesbank
     Baden-Wurttemberg)(a)(d)(e)                       0.62%     11/01/25       9,400          9,400,000
--------------------------------------------------------------------------------------------------------
  Hanover (County of) Industrial Development
     Authority (Covenent Woods); Series 1999, VRD
     Residential Care Facility RB (LOC-Branch
     Banking & Trust Co.)(a)(c)(d)                     0.68%     07/01/29       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  Henrico (County of) Economic Development
     Authority (Bon Secours Health System, Inc.);
     Series 2008 D, Ref. VRD RB (LOC-Landesbank
     Baden-Wurttemberg)(a)(d)(e)                       0.62%     11/01/25      13,700         13,700,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
VIRGINIA-(CONTINUED)

  Suffolk (County of) Redevelopment & Housing
     Authority (Oak Springs Apartments, L.L.C.);
     Series 1999, Ref. VRD MFH RB (CEP- Federal
     Home Loan Mortgage Corp.)(a)                      0.67%     12/01/19     $ 1,390     $    1,390,000
--------------------------------------------------------------------------------------------------------
  University of Virginia Rector & Visitors; Series
     2008 A, General Revenue Pledge Commercial
     Paper Notes                                       0.40%     06/17/09       5,000          5,000,000
========================================================================================================
                                                                                              94,811,811
========================================================================================================


WASHINGTON-2.10%

  Lake Tapps Parkway Properties; Series 1999 A,
     VRD Special RB (LOC-U.S. Bank, N.A.)(a)(d)        0.73%     12/01/19      11,545         11,545,000
--------------------------------------------------------------------------------------------------------
  Seattle (City of) Housing Authority (Bayview
     Manor); Series 1994 B, VRD Low Income Housing
     Assistance RB (LOC-U.S. Bank, N.A.)(a)(d)         0.67%     05/01/19       2,485          2,485,000
--------------------------------------------------------------------------------------------------------
  Seattle (City of) Housing Authority (Pioneer
     Human Services); Series 1995, Ref. VRD RB
     (LOC-U.S. Bank, N.A.)(a)(d)                       0.59%     12/01/15       1,845          1,845,000
--------------------------------------------------------------------------------------------------------
  Seattle (City of); Series 1999, Water System
     RB(f)(g)(h)                                       5.38%     03/01/09      10,000         10,000,619
--------------------------------------------------------------------------------------------------------
  Seattle (Port of) Industrial Development Corp.
     (Sysco Food Services of Seattle, Inc.);
     Series 1994, Ref. VRD RB(a)                       0.60%     11/01/25       8,000          8,000,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (Swedish Health Services); Series
     2006, VRD RB (LOC-Citibank, N.A.)(a)(c)(d)        0.87%     11/15/26       7,950          7,950,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Olympic Heights Apartments); Series 2002,
     Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(a)                          0.62%     09/15/20       5,165          5,165,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Riverview Retirement Community); Series
     1997, VRD Elderly Housing RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.67%     07/01/22       1,760          1,760,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Seattle Country Day School); Series 2006,
     VRD Non-Profit RB (LOC-Bank of America,
     N.A.)(a)(d)                                       0.64%     07/01/32       1,100          1,100,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Valley View Apartments); Series 2002, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.62%     09/15/20       2,880          2,880,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (YMCA of Columbia-Willamette); Series 1999,
     VRD Non-Profit RB (LOC-U.S. Bank, N.A.)(a)(d)     0.63%     08/01/24       2,600          2,600,000
========================================================================================================
                                                                                              55,330,619
========================================================================================================


WEST VIRGINIA-0.27%

  West Virginia (State of) Hospital Finance
     Authority (West Virginia United Health System
     Obligated Group); Series 2009 A, Ref. VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(d)            0.65%     06/01/33       7,200          7,200,000
========================================================================================================


WISCONSIN-2.72%

  Marathon (County of); Series 2009 A, Unlimited
     Tax Promissory GO                                 2.50%     12/01/09       2,835          2,872,299
--------------------------------------------------------------------------------------------------------
  Milwaukee (City of); Series 2005 V-8, VRD
     Unlimited Tax Corporate Purpose GO(a)             0.65%     02/01/25      20,200         20,200,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Benevolent Corp. Cedar
     Community); Series 2007, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(d)                           0.63%     06/01/37       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Froedtert & Community
     Health, Inc. Obligated Group); Series 2009 A,
     VRD RB (LOC-U.S. Bank, N.A.)(a)(d)                0.55%     04/01/35       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Grace Lutheran
     Foundation, Inc.); Series 2000, VRD RB
     (LOC-U.S. Bank, N.A.)(a)(d)                       0.67%     06/01/25       2,190          2,190,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Indian Community School
     of Milwaukee, Inc.); Series 2007, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.63%     12/01/36      11,000         11,000,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Lawrence University of
     Wisconsin); Series 2009, Ref. VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.66%     02/01/39       4,200          4,200,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Meriter Hospital,
     Inc.); Series 2008 B, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(d)                                       0.55%     12/01/26      15,385         15,385,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

  Wisconsin (State of) Health & Educational
     Facilities Authority (Three Pillars Senior
     Living Communities); Series 2004 B, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.68%     08/15/34     $ 2,615     $    2,615,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Valley Packaging
     Industries, Inc.); Series 2005, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(d)             0.63%     07/01/35       1,210          1,210,000
========================================================================================================
                                                                                              71,672,299
========================================================================================================


WYOMING-0.44%

  Gillette (City of) (Pacificorp); Series 1988,
     Ref. VRD PCR (LOC-Barclays Bank PLC)(a)(d)(e)     0.60%     01/01/18       9,475          9,475,000
--------------------------------------------------------------------------------------------------------
  Sweetwater (County of) (Pacificorp); Series 1988
     B, Ref. VRD Customized Purchase PCR
     (LOC-Barclays Bank PLC)(a)(d)(e)                  0.55%     01/01/14       2,000          2,000,000
========================================================================================================
                                                                                              11,475,000
========================================================================================================
TOTAL INVESTMENTS(i)(j)-99.52% (Cost
  $2,626,578,851)                                                                          2,623,883,851
========================================================================================================
OTHER ASSETS LESS LIABILITIES-0.48%                                                           12,598,692
========================================================================================================
NET ASSETS-100.00%                                                                        $2,636,482,543
________________________________________________________________________________________________________
========================================================================================================




Investment Abbreviations:

BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificates of Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
Gtd.     - Guaranteed
IDR      - Industrial Development Revenue Bonds
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Option Tender
MFH      - Multi-Family Housing
PCR      - Pollution Control Revenue Bonds
PUTTERs  - Putable Tax-Exempt Receipts
RAC      - Revenue Anticipation Certificates
RAN      - Revenue Anticipation Notes
RB       - Revenue Bonds
Ref.     - Refunding
RN       - Revenue Notes
Sr.      - Senior
Sub.     - Subordinated
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand


Notes to Schedule of Investments:

(a) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2009.
(b) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2009 was $229,500,000, which represented 8.70% of the Fund's Net Assets.
(d) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5% each.
(f) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)   Secured by an escrow fund of U.S. government obligations.
(h)   Advance refunded.
(i)   Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO



(j) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

      ENTITIES                                                       PERCENTAGE
      -------------------------------------------------------------------------
      Bank of America, N.A.                                             11.1%
      -------------------------------------------------------------------------
      Branch Banking & Trust Co.                                         7.7
      -------------------------------------------------------------------------
      JPMorgan Chase Bank, N.A.                                          7.7
      -------------------------------------------------------------------------
      SunTrust Bank                                                      7.4
      -------------------------------------------------------------------------
      Wells Fargo Bank, N.A.                                             7.1
      -------------------------------------------------------------------------
      U.S. Bank, N.A.                                                    6.6
      -------------------------------------------------------------------------
      Federal National Mortgage Association                              5.1
      _________________________________________________________________________
      =========================================================================



FUND COMPOSITION BY MATURITY

In days, as of 2/28/09



-------------------------------------------------------------------------
1-7                                                                  80.2%
-------------------------------------------------------------------------
8-30                                                                  0.4
-------------------------------------------------------------------------
31-90                                                                 8.6
-------------------------------------------------------------------------
91-180                                                                4.7
-------------------------------------------------------------------------
181+                                                                  6.1
_________________________________________________________________________
=========================================================================



The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2009
(Unaudited)




                                                                                      GOVERNMENT &     GOVERNMENT       TAX-FREE
                                LIQUID ASSETS      STIC PRIME         TREASURY           AGENCY       TAXADVANTAGE    CASH RESERVE
                                  PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO       PORTFOLIO
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------

ASSETS:

Investments, at value and
  cost                         $21,900,740,145   $6,793,778,778   $10,420,676,722   $ 7,188,550,644   $367,619,731   $2,623,883,851
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
Repurchase agreements, at
  value and cost                 2,397,575,508               --    14,659,702,603     6,588,081,958             --               --
============================   ===============   ==============   ===============   ===============   ============   ==============
     Total investments, at
       value and cost           24,298,315,653    6,793,778,778    25,080,379,325    13,776,632,602    367,619,731    2,623,883,851
============================   ===============   ==============   ===============   ===============   ============   ==============
Cash                                        --               --                --            26,425             --        1,957,066
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
Receivables for:
  Investments sold                          --               --                --                --             --       42,680,509
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
  Investments matured               10,000,000               --                --                --             --               --
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
  Interest                          17,371,804          371,081        11,873,458         6,877,190        262,742        5,950,399
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
  Fund expenses absorbed                    --            5,095           277,689                --         12,794            8,096
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
Investment for trustee
  deferred compensation and
  retirement plans                     261,147          138,268           109,003            37,123         26,093           49,101
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
Other assets                         1,647,991          739,483         1,714,678           764,227         50,066          323,706
============================   ===============   ==============   ===============   ===============   ============   ==============
     Total assets               24,327,596,595    6,795,032,705    25,094,354,153    13,784,337,567    367,971,426    2,674,852,728
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============


LIABILITIES:

Payables for:
  Investments purchased                     --               --                --                --             --       36,859,362
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
  Amount due custodian                 686,225               --                --                --             --               --
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
  Dividends                         17,373,357        1,459,788         4,795,307         5,479,915        136,851          880,635
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
  Accrued fees to affiliates         1,040,293          388,878         1,510,225           628,584         20,359          140,166
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
  Accrued operating expenses           394,703          144,301           374,387           150,115         34,099          144,789
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
Trustee deferred
  compensation and
  retirement plans                   2,295,539          929,174           881,615           317,564         65,147          345,233
============================   ===============   ==============   ===============   ===============   ============   ==============
     Total liabilities              21,790,117        2,922,141         7,561,534         6,576,178        256,456       38,370,185
============================   ===============   ==============   ===============   ===============   ============   ==============
Net assets applicable to
  shares outstanding           $24,305,806,478   $6,792,110,564   $25,086,792,619   $13,777,761,389   $367,714,970   $2,636,482,543
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============


NET ASSETS CONSIST OF:

Shares of beneficial
  interest                     $24,304,289,206   $6,791,055,988   $25,085,743,287   $13,777,321,440   $367,665,193   $2,636,502,327
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
Undistributed net investment
  income                             2,058,251          780,700           320,482           252,741          4,022               --
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------
Undistributed net realized
  gain (loss)                         (540,979)         273,876           728,850           187,208         45,755          (19,784)
============================   ===============   ==============   ===============   ===============   ============   ==============
                               $24,305,806,478   $6,792,110,564   $25,086,792,619   $13,777,761,389   $367,714,970   $2,636,482,543
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        SHORT-TERM INVESTMENTS TRUST

February 28, 2009
(Unaudited)


                                                                                      GOVERNMENT &     GOVERNMENT       TAX-FREE
                                LIQUID ASSETS      STIC PRIME         TREASURY           AGENCY       TAXADVANTAGE    CASH RESERVE
                                  PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO       PORTFOLIO
----------------------------   ---------------   --------------   ---------------   ---------------   ------------   --------------

NET ASSETS:

Institutional Class            $16,594,555,984   $3,868,035,551   $ 7,779,019,865   $ 8,808,689,475   $252,874,255   $1,476,419,942
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Private Investment Class       $   730,177,555   $  541,156,691   $ 1,062,357,815   $   575,335,088   $ 50,113,686   $  234,899,374
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Personal Investment Class      $   122,859,543   $  314,704,521   $   390,197,762   $    20,364,096   $ 12,673,550   $    9,018,572
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Cash Management Class          $ 3,363,445,752   $1,138,786,596   $12,858,651,209   $ 1,565,498,488   $ 20,811,292   $  619,130,833
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Reserve Class                  $    39,014,205   $   14,294,021   $    53,169,602   $   153,035,621   $  3,522,325   $   22,639,754
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Resource Class                 $   864,191,281   $  264,719,877   $   555,814,741   $   725,760,722   $ 27,705,322   $  197,348,203
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Corporate Class                $ 2,591,562,158   $  650,413,307   $ 2,387,581,625   $ 1,929,077,899   $     14,540   $   77,025,865
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class             16,593,266,107    3,868,441,112     7,778,689,443     8,808,469,287    252,815,689    1,476,368,262
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Private Investment Class           730,149,044      541,229,740     1,062,292,606       575,286,586     50,134,361      234,875,593
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Personal Investment Class          122,845,964      314,634,523       390,115,238        20,360,327     12,674,374        9,014,548
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Cash Management Class            3,363,237,126    1,138,782,915    12,858,149,632     1,565,427,439     20,806,102      619,141,211
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Reserve Class                       39,008,970       14,306,330        53,145,020       153,036,241      3,520,537       22,636,292
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Resource Class                     864,186,256      264,693,393       555,761,198       725,722,937     27,702,975      197,340,400
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Corporate Class                  2,591,595,237      650,397,959     2,387,579,706     1,929,053,855         14,541       77,042,528
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============
Net asset value, offering
  and redemption price per
  share for each class         $          1.00   $         1.00   $          1.00   $          1.00   $       1.00   $         1.00
____________________________   _______________   ______________   _______________   _______________   ____________   ______________
============================   ===============   ==============   ===============   ===============   ============   ==============





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF OPERATIONS

For the six months ended February 28, 2009
(Unaudited)



                                                                                       GOVERNMENT &     GOVERNMENT       TAX-FREE
                                       LIQUID ASSETS     STIC PRIME      TREASURY         AGENCY       TAXADVANTAGE    CASH RESERVE
                                         PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------

INVESTMENT INCOME:

Interest                                $225,563,718    $57,423,442    $ 86,211,791     $56,111,854     $1,894,201      $26,289,851
====================================   =============    ===========    ============    ============    ============    ============


EXPENSES:

Advisory fees                             15,845,678      5,064,376      17,854,969       4,690,949        332,572        2,950,445
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Administrative services fees                 569,818        354,192         610,004         393,633         71,243          287,858
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Custodian fees                               404,519        148,371         493,663         176,939          7,599           66,246
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Distribution fees:
  Private Investment Class                 1,832,042      1,546,307       3,128,807       1,396,861        101,593          630,823
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Personal Investment Class                  517,513      1,470,069       1,524,940         102,270         57,959           45,519
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Cash Management Class                    1,216,199        634,255       6,064,099         762,903         10,910          366,611
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Reserve Class                              270,806        137,587         267,476         715,301         56,445          135,047
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Resource Class                             908,886        307,765         639,040         619,538         26,676          209,003
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Corporate Class                            232,654         66,092         299,408         122,103              2           16,317
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Transfer agent fees                          950,741        303,862       1,071,298         422,185         16,235          127,191
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Trustees' and officers' fees and
  benefits                                   400,809        128,217         330,042         124,872         13,385           60,615
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Treasury Guarantee Program Fee             3,823,131      1,354,968       3,898,077       1,591,848         62,888          526,893
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Other                                        830,213        263,563         574,993         233,911         97,759          215,505
====================================   =============    ===========    ============    ============    ============    ============
     Total expenses                       27,803,009     11,779,624      36,756,816      11,353,313        855,266        5,638,073
====================================   =============    ===========    ============    ============    ============    ============
Less: Fees waived                         (7,457,824)    (3,519,142)    (10,100,298)     (1,436,754)      (414,340)      (1,040,500)
====================================   =============    ===========    ============    ============    ============    ============
     Net expenses                         20,345,185      8,260,482      26,656,518       9,916,559        440,926        4,597,573
====================================   =============    ===========    ============    ============    ============    ============
Net investment income                    205,218,533     49,162,960      59,555,273      46,195,295      1,453,275       21,692,278
====================================   =============    ===========    ============    ============    ============    ============
Net realized gain (loss) from
  investment securities*                    (787,407)       273,920         253,097         166,145         10,552              814
====================================   =============    ===========    ============    ============    ============    ============
Net increase in net assets resulting
  from operations                       $204,431,126    $49,436,880    $ 59,808,370     $46,361,440     $1,463,827      $21,693,092
____________________________________   _____________    ___________    ____________    ____________    ____________    ____________
====================================   =============    ===========    ============    ============    ============    ============



* Includes net gains (losses) from securities sold to affiliates of $(23,999) for STIC Prime Portfolio.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2009 and the year ended August 31, 2008 (Unaudited)



                                                               LIQUID ASSETS PORTFOLIO                STIC PRIME PORTFOLIO
                                                         ----------------------------------    ---------------------------------
                                                           FEBRUARY 28,        AUGUST 31,        FEBRUARY 28,       AUGUST 31,
                                                               2009               2008               2009              2008
------------------------------------------------------   ----------------------------------    ---------------------------------

OPERATIONS:

  Net investment income                                  $   205,218,533    $   986,572,354    $    49,162,960    $  272,687,296
------------------------------------------------------   ----------------------------------    ---------------------------------
  Net realized gain (loss)                                      (787,407)         1,539,599            273,920             3,889
======================================================   ==================================    =================================
     Net increase in net assets resulting from
       operations                                            204,431,126        988,111,953         49,436,880       272,691,185
======================================================   ==================================    =================================

Distributions to shareholders from net investment
  income:
  Institutional Class                                       (152,100,232)      (773,192,230)       (28,595,646)     (146,818,532)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                    (6,319,653)       (31,025,738)        (3,873,537)      (23,117,055)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                   (1,025,029)        (2,841,961)        (2,053,699)      (13,040,776)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                      (22,650,672)      (109,567,367)        (9,660,163)      (58,987,907)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                                 (341,247)        (1,010,156)          (135,739)       (1,359,320)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                              (8,240,441)       (35,278,874)        (2,281,955)      (17,656,026)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                            (14,538,986)       (33,658,480)        (2,562,288)      (11,706,176)
======================================================   ==================================    =================================
     Total distributions from net investment income         (205,216,260)      (986,574,806)       (49,163,027)     (272,685,792)
======================================================   ==================================    =================================

Distributions to shareholders from net realized gains:
  Institutional Class                                                 --           (197,561)                --                --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                            --            (10,599)                --                --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                           --               (899)                --                --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                               --            (26,909)                --                --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                                       --               (320)                --                --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                                      --             (9,119)                --                --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                                     --             (5,486)                --                --
======================================================   ==================================    =================================
     Total distributions from net realized gains                      --           (250,893)                --                --
======================================================   ==================================    =================================
Share transactions-net:
  Institutional Class                                     (7,972,364,759)     6,485,194,440     (1,436,904,323)    1,825,565,067
------------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                  (145,366,683)       (10,251,643)      (159,717,873)       68,020,412
------------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                    4,090,381         37,348,782        (91,384,914)       (3,886,620)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                      364,811,619       (399,381,658)      (447,492,531)     (560,320,917)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                              (30,069,226)        29,830,265        (51,454,928)       34,800,968
------------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                            (345,264,445)        80,942,475       (217,922,950)      (87,586,032)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                            100,429,296      1,854,984,427        261,226,434      (227,262,617)
======================================================   ==================================    =================================
     Net increase (decrease) in net assets resulting
       from share transactions                            (8,023,733,817)     8,078,667,088     (2,143,651,085)    1,049,330,261
======================================================   ==================================    =================================
     Net increase (decrease) in net assets                (8,024,518,951)     8,079,953,342     (2,143,377,232)    1,049,335,654
======================================================   ==================================    =================================


NET ASSETS:

  Beginning of period                                     32,330,325,429     24,250,372,087      8,935,487,796     7,886,152,142
======================================================   ==================================    =================================
  End of period*                                         $24,305,806,478    $32,330,325,429    $ 6,792,110,564    $8,935,487,796
======================================================   ==================================    =================================
  * Includes accumulated undistributed net investment
     income                                              $     2,058,251    $     2,055,978    $       780,700    $      780,767
______________________________________________________   __________________________________    _________________________________
======================================================   ==================================    =================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        SHORT-TERM INVESTMENTS TRUST

For the six months ended February 28, 2009 and the year ended August 31, 2008 (Unaudited)


                                                                                                         GOVERNMENT &
                                                                TREASURY PORTFOLIO                     AGENCY PORTFOLIO
                                                        ----------------------------------    ---------------------------------
                                                          FEBRUARY 28,        AUGUST 31,        FEBRUARY 28,       AUGUST 31,
                                                              2009               2008               2009              2008
-----------------------------------------------------   ----------------------------------    ---------------------------------

OPERATIONS:

  Net investment income                                 $    59,555,273    $   335,668,195    $    46,195,295    $  132,995,480
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Net realized gain                                             253,097            796,700            166,145            21,064
=====================================================   ==================================    =================================
     Net increase in net assets resulting from
       operations                                            59,808,370        336,464,895         46,361,440       133,016,544
=====================================================   ==================================    =================================

Distributions to shareholders from net investment
  income:
  Institutional Class                                       (20,906,753)      (126,788,023)       (28,867,576)      (58,248,057)
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                   (2,000,380)       (27,955,769)        (2,362,548)      (17,305,969)
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                    (450,860)        (9,294,539)           (87,773)         (972,652)
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                     (29,812,582)      (129,692,421)        (8,243,748)      (32,835,514)
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                                 (31,787)        (1,376,658)          (265,584)       (2,453,107)
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                             (1,491,721)       (13,276,060)        (2,803,485)       (9,649,256)
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                            (4,861,190)       (27,284,725)        (3,564,571)      (11,530,925)
=====================================================   ==================================    =================================
     Total distributions from net investment income         (59,555,273)      (335,668,195)       (46,195,285)     (132,995,480)
=====================================================   ==================================    =================================

Distributions to shareholders from net realized
  gains:
  Institutional Class                                                --           (473,796)                --                --
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                           --           (118,403)                --                --
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                          --            (50,942)                --                --
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                              --           (448,296)                --                --
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                                      --             (8,834)                --                --
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                                     --            (63,609)                --                --
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                                    --            (97,084)                --                --
=====================================================   ==================================    =================================
     Total distributions from net realized gains                     --         (1,260,964)                --                --
=====================================================   ==================================    =================================
Share transactions-net:
  Institutional Class                                     3,139,771,159      1,333,176,443      6,837,136,968       642,476,996
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                  (91,438,785)       (96,814,017)        70,629,588       (94,346,600)
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                 (80,889,552)        56,460,674         (9,400,270)        3,165,254
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                   5,301,653,214      4,723,195,817        537,428,438       297,723,799
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                              16,777,367        (33,371,096)        17,927,194       118,160,663
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                            (73,395,557)       253,473,111        400,058,182        28,128,419
-----------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                         1,528,097,012        411,359,642      1,901,867,733      (290,582,602)
=====================================================   ==================================    =================================
     Net increase (decrease) in net assets resulting
       from share transactions                            9,740,574,858      6,647,480,574      9,755,647,833       704,725,929
=====================================================   ==================================    =================================
     Net increase (decrease) in net assets                9,740,827,955      6,647,016,310      9,755,813,988       704,746,993
=====================================================   ==================================    =================================


NET ASSETS:

  Beginning of period                                    15,345,964,664      8,698,948,354      4,021,947,401     3,317,200,408
=====================================================   ==================================    =================================
  End of period*                                        $25,086,792,619    $15,345,964,664    $13,777,761,389    $4,021,947,401
=====================================================   ==================================    =================================
  * Includes accumulated undistributed net investment
     income                                             $       320,482    $       320,482    $       252,741    $      252,731
_____________________________________________________   __________________________________    _________________________________
=====================================================   ==================================    =================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        SHORT-TERM INVESTMENTS TRUST

For the six months ended February 28, 2009 and the year ended August 31, 2008 (Unaudited)


                                                                                      GOVERNMENT
                                                                                TAXADVANTAGE PORTFOLIO
                                                                           -------------------------------
                                                                            FEBRUARY 28,      AUGUST 31,
                                                                                2009             2008
------------------------------------------------------------------------   -------------------------------

OPERATIONS:

  Net investment income                                                     $  1,453,275     $  21,110,389
------------------------------------------------------------------------   -------------------------------
  Net realized gain                                                               10,552            35,203
========================================================================   ===============================
     Net increase in net assets resulting from operations                      1,463,827        21,145,592
========================================================================   ===============================

Distributions to shareholders from net investment income:
  Institutional Class                                                         (1,054,691)      (15,069,110)
------------------------------------------------------------------------   -------------------------------
  Private Investment Class                                                      (145,829)       (1,337,006)
------------------------------------------------------------------------   -------------------------------
  Personal Investment Class                                                      (31,171)         (320,868)
------------------------------------------------------------------------   -------------------------------
  Cash Management Class                                                          (97,358)       (1,954,141)
------------------------------------------------------------------------   -------------------------------
  Reserve Class                                                                  (17,436)         (318,949)
------------------------------------------------------------------------   -------------------------------
  Resource Class                                                                (107,189)       (1,927,247)
------------------------------------------------------------------------   -------------------------------
  Corporate Class                                                                    (67)         (182,620)
========================================================================   ===============================
     Total distributions from net investment income                           (1,453,741)      (21,109,941)
========================================================================   ===============================

Distributions to shareholders from net realized gains:
  Institutional Class                                                                 --                --
------------------------------------------------------------------------   -------------------------------
  Private Investment Class                                                            --                --
------------------------------------------------------------------------   -------------------------------
  Personal Investment Class                                                           --                --
------------------------------------------------------------------------   -------------------------------
  Cash Management Class                                                               --                --
------------------------------------------------------------------------   -------------------------------
  Reserve Class                                                                       --                --
------------------------------------------------------------------------   -------------------------------
  Resource Class                                                                      --                --
------------------------------------------------------------------------   -------------------------------
  Corporate Class                                                                     --                --
========================================================================   ===============================
     Total distributions from net realized gains                                     --                --
========================================================================   ===============================
Share transactions-net:
  Institutional Class                                                         25,885,883       (94,498,613)
------------------------------------------------------------------------   -------------------------------
  Private Investment Class                                                     9,572,362        (2,781,236)
------------------------------------------------------------------------   -------------------------------
  Personal Investment Class                                                    1,428,236           258,055
------------------------------------------------------------------------   -------------------------------
  Cash Management Class                                                       (8,289,800)      (64,212,095)
------------------------------------------------------------------------   -------------------------------
  Reserve Class                                                               (8,999,407)          576,416
------------------------------------------------------------------------   -------------------------------
  Resource Class                                                              (6,416,930)      (19,110,119)
------------------------------------------------------------------------   -------------------------------
  Corporate Class                                                                     86               490
========================================================================   ===============================
     Net increase (decrease) in net assets resulting from share
       transactions                                                           13,180,430      (179,767,102)
========================================================================   ===============================
     Net increase (decrease) in net assets                                    13,190,516      (179,731,451)
========================================================================   ===============================


NET ASSETS:

  Beginning of period                                                        354,524,454       534,255,905
========================================================================   ===============================
  End of period*                                                            $367,714,970     $ 354,524,454
========================================================================   ===============================
  * Includes accumulated undistributed net investment income                $      4,022     $       4,488
________________________________________________________________________   _______________________________
========================================================================   ===============================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2009, the period April 1, 2008 through August 31, 2008 and the year ended March 31, 2008
(Unaudited)



                                                                        TAX-FREE CASH RESERVE PORTFOLIO
                                                            -------------------------------------------------------
                                                            SIX MONTHS ENDED    FIVE MONTHS ENDED      YEAR ENDED
                                                              FEBRUARY 28,          AUGUST 31,          MARCH 31,
                                                                  2009                 2008               2008
---------------------------------------------------------   -------------------------------------------------------

OPERATIONS:

  Net investment income                                      $   21,692,278      $    28,410,124     $  128,045,234
---------------------------------------------------------   -------------------------------------------------------
  Net realized gain (loss)                                              814               52,717            (64,510)
=========================================================   =======================================================
     Net increase in net assets resulting from operations        21,693,092           28,462,841        127,980,724
=========================================================   =======================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (11,600,208)         (18,070,278)       (90,092,433)
---------------------------------------------------------   -------------------------------------------------------
  Private Investment Class                                       (1,726,279)          (1,635,408)        (5,907,971)
---------------------------------------------------------   -------------------------------------------------------
  Personal Investment Class                                         (61,037)            (176,216)          (955,425)
---------------------------------------------------------   -------------------------------------------------------
  Cash Management Class                                          (5,761,279)          (6,133,979)       (16,534,933)
---------------------------------------------------------   -------------------------------------------------------
  Reserve Class                                                    (135,593)            (211,018)          (393,176)
---------------------------------------------------------   -------------------------------------------------------
  Resource Class                                                 (1,500,964)          (1,617,168)        (8,334,594)
---------------------------------------------------------   -------------------------------------------------------
  Corporate Class                                                  (906,918)            (566,057)        (5,826,702)
=========================================================   =======================================================
     Total distributions from net investment income             (21,692,278)         (28,410,124)      (128,045,234)
=========================================================   =======================================================
Share transactions-net:
  Institutional Class                                          (289,097,815)      (1,491,090,115)       386,399,200
---------------------------------------------------------   -------------------------------------------------------
  Private Investment Class                                      (65,999,164)          51,524,057         64,205,316
---------------------------------------------------------   -------------------------------------------------------
  Personal Investment Class                                     (31,125,413)           5,678,676            794,543
---------------------------------------------------------   -------------------------------------------------------
  Cash Management Class                                        (276,766,363)         106,134,034         68,418,687
---------------------------------------------------------   -------------------------------------------------------
  Reserve Class                                                 (20,483,994)         (17,665,380)        48,055,399
---------------------------------------------------------   -------------------------------------------------------
  Resource Class                                                (64,150,359)          19,122,544       (138,677,567)
---------------------------------------------------------   -------------------------------------------------------
  Corporate Class                                                34,197,848         (103,848,507)       (13,522,471)
=========================================================   =======================================================
     Net increase (decrease) in net assets resulting from
       share transactions                                      (713,425,260)      (1,430,144,691)       415,673,107
=========================================================   =======================================================
     Net increase (decrease) in net assets                     (713,424,446)      (1,430,091,974)       415,608,597
=========================================================   =======================================================


NET ASSETS:

  Beginning of period                                         3,349,906,989        4,779,998,963      4,364,390,366
=========================================================   =======================================================
  End of period*                                             $2,636,482,543      $ 3,349,906,989     $4,779,998,963
=========================================================   =======================================================
  * Includes accumulated undistributed net investment
     income                                                  $            0      $             0     $            0
_________________________________________________________   _______________________________________________________
=========================================================   =======================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50        SHORT-TERM INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS

February 28, 2009
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a "Fund"). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the "Funds"). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

  The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity for Tax-Free Cash Reserve Portfolio.

  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

        Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

        The Funds may periodically participate in litigation related to each Fund's investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund's investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

        The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

        Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.


51        SHORT-TERM INVESTMENTS TRUST

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. TREASURY GUARANTEE PROGRAM -- On October 6, 2008, The Board of Trustees approved the participation of the Funds in the U.S. Department of Treasury's (the "Treasury") Temporary Guarantee Program for Money Market Funds (the "Program"). Under the Program, the Treasury Department will guarantee shareholders in a Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share value at the time of liquidation is less than $0.995. On April 7, 2009, the Funds Board approved Liquid Assets Portfolio, STIC Prime Portfolio, and Tax-Free Cash Reserve Portfolio to participate in the final extension of the Program through September 18, 2009. The Fund will pay a fee to participate in the Program based on a percentage of the share value of the Fund as of September 18, 2008. The fee is paid at the time of continued participation in the Program and allocated pro rata over the remaining term of the extension. The Fund will bear this expense without regard to any expense limitation currently in effect.

J. OTHER RISKS -- Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

        The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

        The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

        Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund's investments in municipal securities.

        There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

K. REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Advisor at an annual rate based on each Funds' average daily net assets as follows, respectively:

                                                         FIRST $250     NEXT $250     OVER $500
                                                           MILLION       MILLION       MILLION
-----------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                     0.15%          0.15%         0.15%
-----------------------------------------------------------------------------------------------
STIC Prime Portfolio                                        0.15%          0.15%         0.15%
-----------------------------------------------------------------------------------------------
Treasury Portfolio                                          0.15%          0.15%         0.15%
-----------------------------------------------------------------------------------------------
Government & Agency Portfolio                               0.10%          0.10%         0.10%
-----------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                           0.20%          0.15%         0.10%
-----------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                             0.25%          0.25%         0.20%
-----------------------------------------------------------------------------------------------





52        SHORT-TERM INVESTMENTS TRUST

  Under the terms of a master sub-advisory agreement approved by shareholders of the Funds between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Funds, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Through at least June 30, 2009, the Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% for each Fund, except for Tax-Free Cash Reserve Portfolio which is limited to 0.22%, based on average daily net assets of such Fund, respectively. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items, including payments to participate in the United States Treasury Temporary Guarantee Program (the "Program"); (v) expenses related to a merger or reorganization, as approved by the Funds' Board of Trustees; and (vi) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Funds may benefit are in the form of credits that the Funds may receive from banks where the Funds or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Funds.

  For the six months ended February 28, 2009, the Advisor waived advisory fees and /or reimbursed Fund expenses in the following amounts:

Liquid Assets Portfolio                                     $6,308,559
----------------------------------------------------------------------
STIC Prime Portfolio                                         2,200,361
----------------------------------------------------------------------
Treasury Portfolio                                           6,643,308
----------------------------------------------------------------------
Government & Agency Portfolio                                  411,245
----------------------------------------------------------------------
Government TaxAdvantage Portfolio                              320,238
----------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                564,183
----------------------------------------------------------------------




  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which each Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which each Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  Under the terms of a master distribution agreement between Invesco Aim Distributors, Inc. ("IADI") and the Trust, IADI acts as the exclusive distributor of each Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

  PRIVATE      PERSONAL        CASH
INVESTMENT    INVESTMENT    MANAGEMENT    RESERVE    RESOURCE    CORPORATE
--------------------------------------------------------------------------
   0.50%         0.75%         0.10%       1.00%       0.20%       0.03%
--------------------------------------------------------------------------




  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA"), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.

  IADI has contractually agreed through at least June 30, 2009, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                       0.30%          0.55%          0.08%        0.87%        0.20%        0.03%
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                          0.30%          0.55%          0.08%        0.87%        0.16%        0.03%
--------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                            0.30%          0.55%          0.08%        0.87%        0.16%        0.03%
--------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                 0.30%          0.55%          0.08%        0.87%        0.16%        0.03%
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio             0.25%          0.55%          0.08%        0.87%        0.16%        0.03%
--------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio               0.25%          0.55%          0.08%        0.87%        0.16%        0.03%
--------------------------------------------------------------------------------------------------------------------------





53        SHORT-TERM INVESTMENTS TRUST

  Pursuant to the agreement above, for the six months ended February 28, 2009, IADI waived Plan fees of:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                    $  732,817      $138,003      $  243,240     $35,205          N/A        N/A
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                          618,523       392,018         126,851      17,886       61,553        N/A
--------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                          1,251,523       406,651       1,212,820      34,772      127,808        N/A
--------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                 558,744        27,272         152,581      92,989      123,908        N/A
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio              50,796        15,456           2,182       7,338        5,335        N/A
--------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio               315,412        12,138          73,322      17,556       41,800        N/A
--------------------------------------------------------------------------------------------------------------------------




  Further, IADI voluntarily waived fees and/or reimbursed expenses in order to increase the Fund's yield. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time, upon consultation with the Board of Trustees, without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2009 are shown below:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                      $    --       $     --          $--        $    --        $--          $--
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                           1,545         89,572           --         10,833         --           --
--------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                            82,830        245,193           --         95,393         --           --
--------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                     --            250           --         69,765         --           --
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                 --          3,997           --          8,998         --           --
--------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                   --          1,488           --         14,601         --           --
--------------------------------------------------------------------------------------------------------------------------




  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered valuation input levels, as of the end of the reporting period, February 28, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                             INVESTMENTS IN SECURITIES
                                                            -----------------------------------------------------------
FUND NAME                                                   LEVEL 1         LEVEL 2         LEVEL 3          TOTAL
-----------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                       $--       $24,298,315,653       $--       $24,298,315,653
-----------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                           --         6,793,778,778        --         6,793,778,778
-----------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                             --        25,080,379,325        --        25,080,379,325
-----------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                  --        13,776,632,602        --        13,776,632,602
-----------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                              --           367,619,731        --           367,619,731
-----------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                --         2,626,578,851        --         2,626,578,851
-----------------------------------------------------------------------------------------------------------------------





54        SHORT-TERM INVESTMENTS TRUST

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

Each Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2009, each Fund engaged in transactions with affiliates as listed below:

                                                                  SECURITIES       SECURITIES       NET REALIZED
                                                                   PURCHASES          SALES        GAINS/(LOSSES)
-----------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                          $754,547,659     $456,018,390        $     --
-----------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                       --       28,327,644         (23,999)
-----------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                                         --               --              --
-----------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                              --               --              --
-----------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                   4,999,972        5,000,000              --
-----------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                   596,516,747      931,607,892              --
-----------------------------------------------------------------------------------------------------------------



NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

  During the six months ended February 28, 2009, the Funds in aggregate paid legal fees of $91,359 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (i) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco Aim, not to exceed the contractually agreed upon rate; or
(ii) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Funds below had a capital loss carryforward as of August 31, 2008 which expires as follows:

                                          CAPITAL LOSS CARRYFORWARD*
--------------------------------------------------------------------------------------------------------------
                                                             AUGUST 31, 2013*     AUGUST 31, 2015*      TOTAL
--------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                $44                $    --         $    44
--------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                      --                 13,734          13,734
--------------------------------------------------------------------------------------------------------------



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.


55        SHORT-TERM INVESTMENTS TRUST

NOTE 8--SHARE INFORMATION

LIQUID ASSETS PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS ENDED                             YEAR ENDED
                                                            FEBRUARY 28, 2009(a)                         AUGUST 31, 2008
                                                    ------------------------------------     --------------------------------------
                                                         SHARES              AMOUNT               SHARES                AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                56,391,873,430     $ 56,391,873,430      242,611,280,919     $ 242,611,280,919
-----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       2,969,451,250        2,969,451,250       15,741,392,603        15,741,392,603
-----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                        595,729,422          595,729,422          579,075,353           579,075,353
-----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              11,231,770,714       11,231,770,714       25,329,466,293        25,329,466,293
-----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         239,024,503          239,024,503          418,024,055           418,024,055
-----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      2,212,043,998        2,212,043,998        5,064,353,845         5,064,353,845
-----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     8,877,260,106        8,877,260,106       15,990,389,827        15,990,389,827
===================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                    72,272,104           72,272,104          315,840,903           315,840,903
-----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                           3,419,053            3,419,053           14,332,034            14,332,034
-----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                            931,530              931,530            2,213,082             2,213,082
-----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  14,352,918           14,352,918           74,242,103            74,242,103
-----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             411,781              411,781              987,190               987,190
-----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          7,739,376            7,739,376           31,419,191            31,419,191
-----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         6,986,755            6,986,755           10,728,123            10,728,123
===================================================================================================================================
Issued in connection with acquisitions:(b)
  Institutional Class                                 1,443,337,310        1,443,337,310                   --                    --
===================================================================================================================================
Reacquired:
  Institutional Class                               (65,879,847,603)     (65,879,847,603)    (236,441,927,382)     (236,441,927,382)
-----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                      (3,118,236,986)      (3,118,236,986)     (15,765,976,280)      (15,765,976,280)
-----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                       (592,570,571)        (592,570,571)        (543,939,653)         (543,939,653)
-----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                   (10,881,312,013)     (10,881,312,013)     (25,803,090,054)      (25,803,090,054)
-----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        (269,505,510)        (269,505,510)        (389,180,980)         (389,180,980)
-----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                     (2,565,047,819)      (2,565,047,819)      (5,014,830,561)       (5,014,830,561)
-----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    (8,783,817,565)      (8,783,817,565)     (14,146,133,523)      (14,146,133,523)
===================================================================================================================================
     Net increase (decrease) in share activity       (8,023,733,817)    $ (8,023,733,817)       8,078,667,088     $   8,078,667,088
___________________________________________________________________________________________________________________________________
===================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 7% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

        In addition, 12% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.
(b) As of the open of business on December 9, 2008, the Fund acquired all the net assets of Liquid Assets Portfolio II pursuant to a plan of reorganization approved by the Trustees of the Fund on December 8, 2008. The acquisition was accomplished by a tax-free exchange of 1,443,337,310 shares of the Fund for 1,443,337,310 shares outstanding of Liquid Assets Portfolio II as of the close of business on December 8, 2008. Each class of Liquid Assets Portfolio II was exchanged for the like class of shares of the Fund based on the relative net asset value of Liquid Assets Portfolio II to the net asset value of the Fund on the close of business, December 8, 2008. Liquid Assets Portfolio II's net assets at that date of $1,443,337,310 were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $19,346,409,541. The aggregate combined net assets of the Fund immediately following the reorganization was $20,789,746,851.


56        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
---------------------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED                           YEAR ENDED
                                                             FEBRUARY 28, 2009(a)                       AUGUST 31, 2008
                                                      ----------------------------------     ------------------------------------
                                                          SHARES              AMOUNT              SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                  7,298,505,088     $ 7,298,505,088      21,383,877,514     $ 21,383,877,514
---------------------------------------------------------------------------------------------------------------------------------
  Private Class                                        2,532,395,397       2,532,395,397       6,609,152,463        6,609,152,463
---------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                       2,506,903,309       2,506,903,309       5,521,580,502        5,521,580,502
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                1,934,310,580       1,934,310,580       6,200,992,322        6,200,992,322
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          160,700,959         160,700,959         629,801,275          629,801,275
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         547,483,367         547,483,367       1,868,876,942        1,868,876,942
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      1,175,801,172       1,175,801,172       2,194,033,150        2,194,033,150
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                      8,919,218           8,919,218          41,300,601           41,300,601
---------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            2,618,493           2,618,493          14,603,803           14,603,803
---------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                           2,340,910           2,340,910          10,759,391           10,759,391
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    9,051,291           9,051,291          42,517,657           42,517,657
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              136,680             136,680             735,735              735,735
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           1,622,310           1,622,310          10,113,783           10,113,783
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            863,806             863,806           9,435,972            9,435,972
=================================================================================================================================
Reacquired:
  Institutional Class                                 (8,744,328,629)     (8,744,328,629)    (19,599,613,048)     (19,599,613,048)
---------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       (2,694,731,763)     (2,694,731,763)     (6,555,735,854)      (6,555,735,854)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                      (2,600,629,133)     (2,600,629,133)     (5,536,226,513)      (5,536,226,513)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                     (2,390,854,402)     (2,390,854,402)     (6,803,830,896)      (6,803,830,896)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (212,292,567)       (212,292,567)       (595,736,042)        (595,736,042)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (767,028,627)       (767,028,627)     (1,966,576,757)      (1,966,576,757)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                       (915,438,544)       (915,438,544)     (2,430,731,739)      (2,430,731,739)
=================================================================================================================================
     Net increase (decrease) in share activity        (2,143,651,085)    $(2,143,651,085)      1,049,330,261     $  1,049,330,261
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


57        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED                            YEAR ENDED
                                                             FEBRUARY 28, 2009(a)                        AUGUST 31, 2008
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 33,604,868,360     $ 33,604,868,360      35,702,477,653     $ 35,702,477,653
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                        4,424,076,321        4,424,076,321      12,408,071,616       12,408,071,616
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                       1,686,064,104        1,686,064,104       3,848,088,844        3,848,088,844
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                               28,688,382,118       28,688,382,118      43,463,616,238       43,463,616,238
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          183,379,007          183,379,007         293,150,353          293,150,353
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       1,389,144,175        1,389,144,175       2,414,003,153        2,414,003,153
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     13,853,411,174       13,853,411,174       9,474,545,118        9,474,545,118
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     11,446,432           11,446,432          41,928,037           41,928,037
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            1,264,912            1,264,912           6,962,558            6,962,558
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                             741,211              741,211           8,446,866            8,446,866
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    6,190,002            6,190,002          56,812,923           56,812,923
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               42,978               42,978             950,382              950,382
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           1,865,471            1,865,471           9,333,747            9,333,747
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          3,693,592            3,693,592          23,001,743           23,001,743
==================================================================================================================================
Reacquired:
  Institutional Class                                (30,476,543,633)     (30,476,543,633)    (34,411,229,247)     (34,411,229,247)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       (4,516,780,018)      (4,516,780,018)    (12,511,848,191)     (12,511,848,191)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                      (1,767,694,867)      (1,767,694,867)     (3,800,075,036)      (3,800,075,036)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                    (23,392,918,906)     (23,392,918,906)    (38,797,233,344)     (38,797,233,344)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (166,644,618)        (166,644,618)       (327,471,831)        (327,471,831)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (1,464,405,203)      (1,464,405,203)     (2,169,863,789)      (2,169,863,789)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    (12,329,007,754)     (12,329,007,754)     (9,086,187,219)      (9,086,187,219)
==================================================================================================================================
     Net increase in share activity                    9,740,574,858     $  9,740,574,858       6,647,480,574     $  6,647,480,574
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


58        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED                            YEAR ENDED
                                                             FEBRUARY 28, 2009(a)                        AUGUST 31, 2008
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 31,394,699,064     $ 31,394,699,064      39,421,527,465     $ 39,421,527,465
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                        1,803,241,252        1,803,241,252       3,329,774,276        3,329,774,276
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                         120,166,334          120,166,334         267,913,494          267,913,494
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                5,452,487,555        5,452,487,555       8,083,319,406        8,083,319,406
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          290,877,949          290,877,949         796,154,027          796,154,027
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       2,190,828,852        2,190,828,852       1,777,768,570        1,777,768,570
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      4,899,880,026        4,899,880,026       5,788,049,900        5,788,049,900
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     18,630,151           18,630,151          35,539,937           35,539,937
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            1,417,379            1,417,379           9,036,583            9,036,583
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                              32,984               32,984             300,434              300,434
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    8,000,706            8,000,706          30,877,868           30,877,868
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              365,553              365,553           2,051,959            2,051,959
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           1,814,474            1,814,474           6,546,978            6,546,978
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          1,419,030            1,419,030          10,452,613           10,452,613
==================================================================================================================================
Reacquired:
  Institutional Class                                (24,576,192,247)     (24,576,192,247)    (38,814,590,406)     (38,814,590,406)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       (1,734,029,043)      (1,734,029,043)     (3,433,157,459)      (3,433,157,459)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                        (129,599,588)        (129,599,588)       (265,048,674)        (265,048,674)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                     (4,923,059,823)      (4,923,059,823)     (7,816,473,475)      (7,816,473,475)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (273,316,308)        (273,316,308)       (680,045,323)        (680,045,323)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (1,792,585,144)      (1,792,585,144)     (1,756,187,129)      (1,756,187,129)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     (2,999,431,323)      (2,999,431,323)     (6,089,085,115)      (6,089,085,115)
==================================================================================================================================
     Net increase in share activity                    9,755,647,833     $  9,755,647,833         704,725,929     $    704,725,929
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


59        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
--------------------------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED                          YEAR ENDED
                                                              FEBRUARY 28, 2009(a)                      AUGUST 31, 2008
                                                       ----------------------------------     ----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   1,242,283,554     $ 1,242,283,554      4,427,902,244     $ 4,427,902,244
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                           152,398,311         152,398,311        472,405,429         472,405,429
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                           86,799,637          86,799,637        126,337,927         126,337,927
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    12,398,835          12,398,835        183,449,680         183,449,680
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            40,160,370          40,160,370        100,382,142         100,382,142
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           14,067,449          14,067,449        158,168,294         158,168,294
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                  --                  --         52,388,000          52,388,000
================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                         934,935             934,935         14,691,932          14,691,932
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                                97,498              97,498            634,488             634,488
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                                   --                  --              6,420               6,420
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       121,189             121,189          2,206,800           2,206,800
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 1,002               1,002              7,655               7,655
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              107,847             107,847          1,745,022           1,745,022
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                  86                  86            182,654             182,654
================================================================================================================================
Reacquired:
  Institutional Class                                  (1,217,332,606)     (1,217,332,606)    (4,537,092,789)     (4,537,092,789)
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                          (142,923,447)       (142,923,447)      (475,821,153)       (475,821,153)
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                          (85,371,401)        (85,371,401)      (126,086,292)       (126,086,292)
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                         (20,809,824)        (20,809,824)      (249,868,575)       (249,868,575)
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (49,160,779)        (49,160,779)       (99,813,381)        (99,813,381)
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          (20,592,226)        (20,592,226)      (179,023,435)       (179,023,435)
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                  --                  --        (52,570,164)        (52,570,164)
================================================================================================================================
     Net increase (decrease) in share activity             13,180,430     $    13,180,430       (179,767,102)    $  (179,767,102)
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 62% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


60        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                   SUMMARY OF SHARE ACTIVITY
-----------------------------------------------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED                         FIVE MONTHS ENDED
                                                 FEBRUARY 28, 2009(a)                        AUGUST 31, 2008
                                        -------------------------------------     -------------------------------------
                                             SHARES               AMOUNT               SHARES               AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                     5,095,497,779       $ 5,095,497,779       7,893,478,906       $ 7,893,478,906
-----------------------------------------------------------------------------------------------------------------------
  Private Class                             302,027,093           302,027,093         334,825,871           334,825,871
-----------------------------------------------------------------------------------------------------------------------
  Personal Class                              7,896,665             7,896,665          32,787,412            32,787,412
-----------------------------------------------------------------------------------------------------------------------
  Cash Management Class                   1,416,763,769         1,416,763,769       1,999,426,502         1,999,426,502
-----------------------------------------------------------------------------------------------------------------------
  Reserve Class                              25,860,115            25,860,115          82,462,913            82,462,913
-----------------------------------------------------------------------------------------------------------------------
  Resource Class                            307,521,594           307,521,594         297,993,734           297,993,734
-----------------------------------------------------------------------------------------------------------------------
  Corporate Class                           585,088,112           585,088,112         400,391,562           400,391,562
=======================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                         3,964,541             3,964,541           8,786,228             8,786,228
-----------------------------------------------------------------------------------------------------------------------
  Private Class                               1,631,235             1,631,235           1,483,611             1,483,611
-----------------------------------------------------------------------------------------------------------------------
  Personal Class                                 13,782                13,782              36,050                36,050
-----------------------------------------------------------------------------------------------------------------------
  Cash Management Class                       5,518,282             5,518,282           5,430,385             5,430,385
-----------------------------------------------------------------------------------------------------------------------
  Reserve Class                                 159,820               159,820             256,853               256,853
-----------------------------------------------------------------------------------------------------------------------
  Resource Class                                819,934               819,934           1,076,175             1,076,175
-----------------------------------------------------------------------------------------------------------------------
  Corporate Class                               604,193               604,193             598,553               598,553
=======================================================================================================================
Reacquired:
  Institutional Class                    (5,388,560,135)       (5,388,560,135)     (9,393,355,249)       (9,393,355,249)
-----------------------------------------------------------------------------------------------------------------------
  Private Class                            (369,657,492)         (369,657,492)       (284,785,425)         (284,785,425)
-----------------------------------------------------------------------------------------------------------------------
  Personal Class                            (39,035,860)          (39,035,860)        (27,144,786)          (27,144,786)
-----------------------------------------------------------------------------------------------------------------------
  Cash Management                        (1,699,048,414)       (1,699,048,414)     (1,898,722,853)       (1,898,722,853)
-----------------------------------------------------------------------------------------------------------------------
  Reserve Class                             (46,503,929)          (46,503,929)       (100,385,146)         (100,385,146)
-----------------------------------------------------------------------------------------------------------------------
  Resource Class                           (372,491,887)         (372,491,887)       (279,947,365)         (279,947,365)
-----------------------------------------------------------------------------------------------------------------------
  Corporate Class                          (551,494,457)         (551,494,457)       (504,838,622)         (504,838,622)
=======================================================================================================================
     Net increase (decrease) in share
       activity                            (713,425,260)      $  (713,425,260)     (1,430,144,691)      $(1,430,144,691)
_______________________________________________________________________________________________________________________
=======================================================================================================================

                                               SUMMARY OF SHARE ACTIVITY
------------------------------------------------------------------------------
                                                      YEAR ENDED
                                                    MARCH 31, 2008
                                        --------------------------------------
                                             SHARES                AMOUNT
------------------------------------------------------------------------------
Sold:
  Institutional Class                     29,180,701,441      $ 29,180,701,441
------------------------------------------------------------------------------
  Private Class                              683,053,539           683,053,539
------------------------------------------------------------------------------
  Personal Class                             147,256,006           147,256,006
------------------------------------------------------------------------------
  Cash Management Class                    6,287,611,982         6,287,611,982
------------------------------------------------------------------------------
  Reserve Class                               89,382,790            89,382,790
------------------------------------------------------------------------------
  Resource Class                           1,682,213,737         1,682,213,737
------------------------------------------------------------------------------
  Corporate Class                          1,492,840,952         1,492,840,952
==============================================================================
Issued as reinvestment of dividends:
  Institutional Class                         50,778,338            50,778,338
------------------------------------------------------------------------------
  Private Class                                4,943,626             4,943,626
------------------------------------------------------------------------------
  Personal Class                                  38,268                38,268
------------------------------------------------------------------------------
  Cash Management Class                       14,407,512            14,407,512
------------------------------------------------------------------------------
  Reserve Class                                  328,466               328,466
------------------------------------------------------------------------------
  Resource Class                               8,318,683             8,318,683
------------------------------------------------------------------------------
  Corporate Class                                843,794               843,794
==============================================================================
Reacquired:
  Institutional Class                    (28,845,080,579)      (28,845,080,579)
------------------------------------------------------------------------------
  Private Class                             (623,791,849)         (623,791,849)
------------------------------------------------------------------------------
  Personal Class                            (146,499,731)         (146,499,731)
------------------------------------------------------------------------------
  Cash Management                         (6,233,600,807)       (6,233,600,807)
------------------------------------------------------------------------------
  Reserve Class                              (41,655,857)          (41,655,857)
------------------------------------------------------------------------------
  Resource Class                          (1,829,209,987)       (1,829,209,987)
------------------------------------------------------------------------------
  Corporate Class                         (1,507,207,217)       (1,507,207,217)
==============================================================================
     Net increase (decrease) in share
       activity                              415,673,107      $    415,673,107
______________________________________________________________________________
==============================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 46% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.



61        SHORT-TERM INVESTMENTS TRUST

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.



                                 RESOURCE CLASS

                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET              ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,       NET         (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                           BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                           OF PERIOD    INCOME     UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO
Six months ended 02/28/09    $1.00       $0.01(b)     $(0.00)      $ 0.01      $(0.01)       $   --         $(0.01)       $1.00
Year ended 08/31/08           1.00        0.04(b)       0.00         0.04       (0.04)        (0.00)         (0.04)        1.00
Year ended 08/31/07           1.00        0.05          0.00         0.05       (0.05)           --          (0.05)        1.00
Year ended 08/31/06           1.00        0.04          0.00         0.04       (0.04)        (0.00)         (0.04)        1.00
Year ended 08/31/05           1.00        0.02          0.00         0.02       (0.02)           --          (0.02)        1.00
Year ended 08/31/04           1.00        0.01         (0.00)        0.01       (0.01)           --          (0.01)        1.00
---------------------------------------------------------------------------------------------------------------------------------
STIC PRIME PORTFOLIO
Six months ended 02/28/09     1.00        0.01(b)       0.00         0.01       (0.01)           --          (0.01)        1.00
Year ended 08/31/08           1.00        0.03(b)       0.00         0.03       (0.03)           --          (0.03)        1.00
Year ended 08/31/07           1.00        0.05            --         0.05       (0.05)           --          (0.05)        1.00
Year ended 08/31/06           1.00        0.04            --         0.04       (0.04)           --          (0.04)        1.00
Year ended 08/31/05           1.00        0.02            --         0.02       (0.02)           --          (0.02)        1.00
Year ended 08/31/04           1.00        0.01         (0.00)        0.01       (0.01)           --          (0.01)        1.00
---------------------------------------------------------------------------------------------------------------------------------
TREASURY PORTFOLIO
Six months ended 02/28/09     1.00        0.00(b)       0.00        (0.00)      (0.00)           --          (0.00)        1.00
Year ended 08/31/08           1.00        0.03(b)       0.00         0.03       (0.03)        (0.00)         (0.03)        1.00
Year ended 08/31/07           1.00        0.05          0.00         0.05       (0.05)           --          (0.05)        1.00
Year ended 08/31/06           1.00        0.04          0.00         0.04       (0.04)           --          (0.04)        1.00
Year ended 08/31/05           1.00        0.02          0.00         0.02       (0.02)        (0.00)         (0.02)        1.00
Year ended 08/31/04           1.00        0.01          0.00         0.01       (0.01)        (0.00)         (0.01)        1.00
---------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT & AGENCY PORTFOLIO
Six months ended 02/28/09     1.00        0.01(b)       0.00         0.01       (0.01)           --          (0.01)        1.00
Year ended 08/31/08           1.00        0.03(b)       0.00         0.03       (0.03)           --          (0.03)        1.00
Year ended 08/31/07           1.00        0.05          0.00         0.05       (0.05)           --          (0.05)        1.00
Year ended 08/31/06           1.00        0.04         (0.00)        0.04       (0.04)           --          (0.04)        1.00
Year ended 08/31/05           1.00        0.02         (0.00)        0.02       (0.02)           --          (0.02)        1.00
Year ended 08/31/04           1.00        0.01         (0.00)        0.01       (0.01)           --          (0.01)        1.00
---------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT TAXADVANTAGE PORTFOLIO
Six months ended 02/28/09     1.00        0.00(b)       0.00         0.00       (0.00)           --          (0.00)        1.00
Year ended 08/31/08           1.00        0.03(b)       0.00         0.03       (0.03)           --          (0.03)        1.00
Year ended 08/31/07           1.00        0.05          0.00         0.05       (0.05)           --          (0.05)        1.00
Year ended 08/31/06           1.00        0.04          0.00         0.04       (0.04)           --          (0.04)        1.00
Year ended 08/31/05           1.00        0.02          0.00         0.02       (0.02)           --          (0.02)        1.00
Year ended 08/31/04           1.00        0.01          0.00         0.01       (0.01)        (0.00)         (0.01)        1.00
---------------------------------------------------------------------------------------------------------------------------------
TAX-FREE CASH RESERVE PORTFOLIO
Six months ended 02/28/09     1.00        0.01(b)       0.00         0.01       (0.01)           --          (0.01)        1.00
Five months ended
  08/31/08                    1.00        0.01(b)       0.00         0.01       (0.01)           --          (0.01)        1.00
Year ended 03/31/08           1.00        0.03         (0.00)        0.03       (0.03)           --          (0.03)        1.00
Year ended 03/31/07           1.00        0.03            --         0.03       (0.03)           --          (0.03)        1.00
Year ended 03/31/06           1.00        0.02            --         0.02       (0.02)           --          (0.02)        1.00
Year ended 03/31/05           1.00        0.01            --         0.01       (0.01)           --          (0.01)        1.00
Year ended 03/31/04           1.00        0.01            --         0.01       (0.01)           --          (0.01)        1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                                          RATIO OF          RATIO OF
                                                          EXPENSES          EXPENSES
                                                         TO AVERAGE      TO AVERAGE NET  RATIO OF NET
                                                         NET ASSETS      ASSETS WITHOUT   INVESTMENT
                                        NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS       INCOME
                             TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES   TO AVERAGE
                           RETURN(a)  (000S OMITTED)      ABSORBED          ABSORBED      NET ASSETS
-----------------------------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO
Six months ended 02/28/09     0.90%     $  864,191          0.36%(c)          0.42%(c)       1.78%(c)
Year ended 08/31/08           3.59       1,209,510          0.32              0.37           3.44
Year ended 08/31/07           5.16       1,128,499          0.32              0.38           5.05
Year ended 08/31/06           4.36       1,089,107          0.32              0.38           4.30
Year ended 08/31/05           2.29         902,832          0.32              0.39           2.24
Year ended 08/31/04           0.85         952,193          0.32              0.38           0.84
-----------------------------------------------------------------------------------------------------
STIC PRIME PORTFOLIO
Six months ended 02/28/09     0.68         264,720          0.32(c)           0.43(c)        1.38(c)
Year ended 08/31/08           3.46         482,644          0.28              0.38           3.30
Year ended 08/31/07           5.21         570,226          0.28              0.39           5.09
Year ended 08/31/06           4.42         325,328          0.28              0.39           4.37
Year ended 08/31/05           2.35         271,872          0.28              0.39           2.32
Year ended 08/31/04           0.86         151,783          0.28              0.39           0.85
-----------------------------------------------------------------------------------------------------
TREASURY PORTFOLIO
Six months ended 02/28/09     0.23      $  555,815          0.31(c)           0.41(c)        0.41(c)
Year ended 08/31/08           2.76         629,203          0.28              0.38           2.50
Year ended 08/31/07           5.00         375,750          0.28              0.39           4.87
Year ended 08/31/06           4.21         352,874          0.28              0.40           4.11
Year ended 08/31/05           2.21         301,176          0.28              0.40           2.17
Year ended 08/31/04           0.82         337,798          0.28              0.39           0.79
-----------------------------------------------------------------------------------------------------
GOVERNMENT & AGENCY PORTFOLIO
Six months ended 02/28/09     0.50         725,761          0.31(c)           0.36(c)        0.88(c)
Year ended 08/31/08           3.26         325,692          0.28              0.34           3.12
Year ended 08/31/07           5.14         297,561          0.28              0.35           5.02
Year ended 08/31/06           4.32         293,839          0.28              0.36           4.29
Year ended 08/31/05           2.28         230,735          0.28              0.37           2.26
Year ended 08/31/04           0.87         387,168          0.28              0.35           0.87
-----------------------------------------------------------------------------------------------------
GOVERNMENT TAXADVANTAGE PORTFOLIO
Six months ended 02/28/09     0.39          27,705          0.32(c)           0.54(c)        0.73(c)
Year ended 08/31/08           3.11          34,121          0.28              0.44           3.14
Year ended 08/31/07           5.04          53,228          0.28              0.50           4.92
Year ended 08/31/06           4.24          25,859          0.28              0.57           4.15
Year ended 08/31/05           2.22           6,906          0.28              0.61           2.24
Year ended 08/31/04           0.83          10,557          0.28              0.53           0.82
-----------------------------------------------------------------------------------------------------
TAX-FREE CASH RESERVE PORTFOLIO
Six months ended 02/28/09     0.70         197,348          0.42(c)           0.50(c)        1.44(c)
Five months ended
  08/31/08                    0.66         261,498          0.38(d)           0.45(d)        1.60(d)
Year ended 03/31/08           3.11         242,372          0.38              0.45           3.07
Year ended 03/31/07           3.24         381,047          0.38              0.45           3.20
Year ended 03/31/06           2.37         341,384          0.38              0.47           2.33
Year ended 03/31/05           1.08         289,621          0.38              0.47           1.08
Year ended 03/31/04           0.68         299,205          0.38              0.47           0.67
_____________________________________________________________________________________________________
=====================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.
(b)  Calculated using average shares outstanding.
(c) Ratios are annualized and based on average daily net assets (000s omitted) of $916,419, $310,316, $644,336, $624,673, $26,897 and $210,735 for Liquid
     Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)  Annualized.


62        SHORT-TERM INVESTMENTS TRUST

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals alleging that the defendants permitted improper market timing and related activity in the AIM Funds.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues were transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On January 5, 2008, the parties reached an agreement in principle to settle both the Consolidated Amended Class Action Complaint and Consolidated Amended Fund Derivative Complaint, subject to the MDL Court approval. Individual class members have the right to object. On December 15, 2008, the parties reached an agreement in principle to settle the Amended Class Action Complaint for Violations of ERISA, subject to the MDL Court approval. Individual class members have the right to object. No payments are required under the settlement; however, the parties agreed that certain limited changes to benefit plans and participants' accounts would be made.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals in the future.

  Management of Invesco Aim and the Fund believe that the outcome of the Pending Litigation and Regulatory Inquiries described above will have no material adverse affect on the Fund or on the ability of Invesco Aim and IADI to provide ongoing services to the Fund.


63        SHORT-TERM INVESTMENTS TRUST

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder in the Resource Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2008, through February 28, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------------------
                                                                                HYPOTHETICAL
                                                                          (5% ANNUAL RETURN BEFORE
                                                       ACTUAL                     EXPENSES)
                                             ------------------------------------------------------
                                BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                              ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
       RESOURCE CLASS           (09/01/08)   (02/28/09)(1)   PERIOD(2)     (02/28/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio         $1,000.00      $1,009.00       $1.79       $1,023.01       $1.81        0.36%
---------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio             1,000.00       1,006.80        1.59        1,023.21        1.61        0.32
---------------------------------------------------------------------------------------------------------------
Treasury Portfolio               1,000.00       1,002.30        1.54        1,023.26        1.56        0.31
---------------------------------------------------------------------------------------------------------------
Government & Agency
  Portfolio                      1,000.00       1,005.00        1.54        1,023.26        1.56        0.31
---------------------------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                      1,000.00       1,003.90        1.59        1,023.21        1.61        0.32
---------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve
  Portfolio                      1,000.00       1,007.00        2.09        1,022.71        2.11        0.42
---------------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Funds for the period September 1, 2008, through February 28, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to each Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


64        SHORT-TERM INVESTMENTS TRUST

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. Qualified persons, including beneficial owners of the Fund's shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. To locate each Fund's portfolio holdings information, access the Fund's overview page. Links to each Fund's complete quarterly holdings will be available on this Web page. Shareholders can also look up the Fund's Form N-Q filings on the SEC website, sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811 -02729 and 002-58287.

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the AIM website, invescoaim. com. On the home page, scroll down and click on "Proxy Policy." The information is also available on the SEC website, sec.gov.

      Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the "About Us" tab, click on "Required Notices" and then click on "Proxy Voting Activity." Next, select the Fund from the drop-down menu. This information is also available on the SEC website, sec.gov.

If used after July 20, 2009, this report must be accompanied by a Fund fact sheet for the most recent month-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

      It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                               [INVESCO AIM LOGO]
                                - SERVICE MARK -

            invescoaim.com       STIT-SAR-4      Invesco Aim Distributors, Inc.

ITEM 2.   CODE OF ETHICS.

            There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

            Not applicable.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

            Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS.

            Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM 9.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT   INVESTMENT
          COMPANY AND AFFILIATED PURCHASERS.

            Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

            None.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) As of March 13, 2009, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March
            13, 2009, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

12(a) (1)   Not applicable.

12(a) (2)   Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment
            Company Act of 1940.

12(a) (3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Short-Term Investments Trust

By:  /s/  Karen Dunn Kelley
     ---------------------------------------------
          Karen Dunn Kelley
          Principal Executive Officer

Date:     May 8, 2009

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/  Karen Dunn Kelley
     ---------------------------------------------
          Karen Dunn Kelley
          Principal Executive Officer

Date:     May 8, 2009

By:  /s/  Sheri Morris
     ---------------------------------------------------------
          Sheri Morris
          Principal Financial Officer

Date:     May 8, 2009

                                  EXHIBIT INDEX

12(a) (1)    Not applicable.

12(a) (2)    Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment
             Company Act of 1940.

12(a) (3)    Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.